UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972
Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2016 – April 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2017

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
European Stock Index Fund.	7
Pacific Stock Index Fund.	29
About Your Fund’s Expenses.	49
Trustees Approve Advisory Arrangements.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, returns for European stocks significantly outdistanced those of stocks in the Pacific region.

• Vanguard European Stock Index Fund returned 15.00%, while Vanguard Pacific Stock Index Fund returned 7.71%. (All returns are for Investor Shares.)

• Returns for both funds tracked those of their benchmark indexes while exceeding those of their peer groups.

• The biggest contribution in the European fund came from the United Kingdom; returns there were helped as the British pound rebounded a bit from its post-Brexit decline, benefiting U.S.-based investors. The markets in most other European countries also advanced by double digits, with France, Germany, and Switzerland providing the biggest contributions on the continent.

• For the Pacific Stock Index Fund, Australian stocks returned more than 12%, while Japan advanced less than 5%. Returns from both countries were crimped as their currencies weakened against the U.S. dollar.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	15.00%
FTSE Europe ETF Shares
Market Price	15.16
Net Asset Value	15.09
Admiral™ Shares	15.09
Institutional Shares	15.08
Institutional Plus Shares	15.10
FTSE Developed Europe All Cap Index	15.11
European Region Funds Average	14.69
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Pacific Stock Index Fund
Investor Shares	7.71%
FTSE Pacific ETF Shares
Market Price	7.71
Net Asset Value	7.79
Admiral Shares	7.80
Institutional Shares	7.77
FTSE Developed Asia Pacific All Cap Index	7.57
Japan/Pacific Region Funds Average	6.99
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.10%	0.10%	0.08%	0.07%	1.48%
Pacific Stock Index Fund	0.26	0.10	0.10	0.08	—	1.05

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor
Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares;
and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for
Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar
Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

European Stock Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%	0.07%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	1,271	1,250	5,825
Median Market Cap	$40.3B	$40.7B	$24.0B
Price/Earnings Ratio	26.8x	26.8x	20.3x
Price/Book Ratio	1.8x	1.8x	1.6x
Return on Equity	14.7%	14.7%	13.6%
Earnings Growth
Rate	1.9%	1.9%	6.9%
Dividend Yield	3.2%	3.2%	2.8%
Turnover Rate
(Annualized)	4%	—	—
Short-Term
Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.9%	7.9%	7.8%
Consumer Goods	18.1	18.1	16.2
Consumer Services	7.2	7.2	8.2
Financials	22.5	22.4	25.9
Health Care	11.7	12.0	7.7
Industrials	15.1	15.1	15.0
Oil & Gas	6.4	6.4	6.3
Technology	3.9	3.8	5.7
Telecommunications	3.7	3.6	3.9
Utilities	3.5	3.5	3.3

Volatility Measures
	Spliced
	European	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.98	0.85
Beta	0.96	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.5%
Royal Dutch Shell plc	Integrated Oil & Gas	2.2
Roche Holding AG	Pharmaceuticals	2.0
Novartis AG	Pharmaceuticals	1.9
HSBC Holdings plc	Banks	1.7
Unilever	Personal Products	1.5
British American
Tobacco plc	Tobacco	1.3
TOTAL SA	Integrated Oil & Gas	1.2
BP plc	Integrated Oil & Gas	1.1
Siemens AG	Diversified Industrials	1.1
Top Ten		16.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe
United
Kingdom	29.2%	29.1%	12.8%
France	15.1	14.7	6.5
Germany	14.6	14.5	6.4
Switzerland	13.3	13.4	5.9
Spain	5.2	5.2	2.3
Netherlands	4.8	5.1	2.2
Sweden	5.0	5.1	2.2
Italy	4.0	4.0	1.8
Denmark	2.7	2.7	1.2
Belgium	2.0	2.0	0.9
Finland	1.8	1.8	0.8
Norway	1.1	1.2	0.5
Other	1.2	1.2	0.6
Subtotal	100.0%	100.0%	44.1%
Pacific	0.0%	0.0%	29.5%
Emerging
Markets	0.0%	0.0%	19.2%
North America	0.0%	0.0%	6.6%
Middle East	0.0%	0.0%	0.6%

8

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	9.71%	5.77%	0.87%
FTSE Europe ETF Shares	3/4/2005
Market Price		10.13	5.93	0.95
Net Asset Value		9.94	5.95	1.01
Admiral Shares	8/13/2001	9.88	5.93	1.00
Institutional Shares	5/15/2000	9.89	5.96	1.03
Institutional Plus Shares	12/5/2014	9.90	—	0.30[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Austria †			94,531	0.5%

Belgium
	Anheuser-Busch InBev SA/NV	1,458,313	164,455	0.9%
	Belgium—Other †		194,776	1.1%
			359,231	2.0%
Denmark
	Novo Nordisk A/S Class B	3,374,093	131,377	0.7%
1	Denmark—Other †		346,577	2.0%
			477,954	2.7%

Finland †			311,563	1.8%

France
	TOTAL SA	4,017,495	206,231	1.2%
	Sanofi	2,040,941	192,857	1.1%
	BNP Paribas SA	1,785,472	126,014	0.7%
	LVMH Moet Hennessy Louis Vuitton SE	457,810	113,019	0.6%
^	AXA SA	3,520,892	93,938	0.5%
	Airbus SE	999,315	80,837	0.5%
	Schneider Electric SE	992,350	78,600	0.5%
1	France—Other †		1,743,143	9.8%
			2,634,639	14.9%
Germany
	Siemens AG	1,389,290	199,284	1.1%
	Bayer AG	1,511,368	187,006	1.1%
	BASF SE	1,687,328	164,378	0.9%
	SAP SE	1,634,473	163,719	0.9%
	Allianz SE	832,317	158,455	0.9%
	Daimler AG	1,882,635	140,283	0.8%
	Deutsche Telekom AG	5,874,920	103,051	0.6%

10

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*,1	Covestro AG	173,634	13,532	0.1%
1	Germany—Other †		1,421,768	8.0%
			2,551,476	14.4%

Ireland †			66,896	0.4%

[1]Italy †			698,101	3.9%

Netherlands
	Unilever NV	2,845,006	149,037	0.8%
	ING Groep NV	7,058,017	115,043	0.7%
	ASML Holding NV	586,876	77,602	0.4%
1	Netherlands—Other †		508,746	2.9%
			850,428	4.8%

[1]Norway †			201,761	1.1%

Portugal †			54,475	0.3%

Spain
	Banco Santander SA	26,331,634	171,601	1.0%
	Banco Bilbao Vizcaya Argentaria SA	12,157,465	97,401	0.5%
	Telefonica SA	7,841,499	86,727	0.5%
	Industria de Diseno Textil SA	1,937,084	74,231	0.4%
	Gamesa Corp. Tecnologica SA	411,184	8,868	0.1%
1	Spain—Other †		472,645	2.6%
			911,473	5.1%

[1]Sweden †			886,683	5.0%

Switzerland
*	Nestle SA	5,639,018	434,320	2.5%
	Roche Holding AG	1,310,707	342,965	1.9%
	Novartis AG	4,319,600	332,545	1.9%
	UBS Group AG	6,369,653	108,735	0.6%
	ABB Ltd.	3,497,040	85,692	0.5%
	Cie Financiere Richemont SA	932,755	77,940	0.5%
*	Syngenta AG	167,706	77,939	0.4%
	Zurich Insurance Group AG	272,512	75,414	0.4%
	Roche Holding AG (Bearer)	23,502	6,157	0.0%
1	Switzerland—Other †		808,982	4.6%
			2,350,689	13.3%
United Kingdom
	HSBC Holdings plc	36,646,494	302,199	1.7%
	British American Tobacco plc	3,407,594	230,229	1.3%
	BP plc	34,877,650	199,662	1.1%
	Royal Dutch Shell plc Class B	6,846,336	182,161	1.0%
	GlaxoSmithKline plc	8,975,473	180,657	1.0%
	Royal Dutch Shell plc Class A (London Shares)	6,931,811	180,009	1.0%
	AstraZeneca plc	2,306,008	138,106	0.8%
	Diageo plc	4,606,513	134,083	0.8%
	Vodafone Group plc	48,577,019	125,117	0.7%
	Unilever plc	2,205,608	113,475	0.6%
	Lloyds Banking Group plc	123,512,126	110,979	0.6%

11

European Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Reckitt Benckiser Group plc	1,149,100	105,875	0.6%
Prudential plc	4,714,903	104,642	0.6%
Shire plc	1,645,717	97,030	0.6%
National Grid plc	6,897,674	89,313	0.5%
Rio Tinto plc	2,210,550	87,207	0.5%
Imperial Brands plc	1,761,596	86,271	0.5%
Barclays plc	30,922,896	84,680	0.5%
*	Glencore plc	21,315,166	83,772	0.5%
Royal Dutch Shell plc Class A	1,165,984	30,403	0.2%
1	United Kingdom—Other †	2,449,736	13.8%
5,115,606	28.9%
Total Common Stocks (Cost $21,190,405)	17,565,506	99.1%[2]

Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.034%	7,439,659	744,114	4.2%

5U.S. Government and Agency Obligations	12,347	0.1%
Total Temporary Cash Investments (Cost $756,455)	756,461	4.3%[2]
Total Investments (Cost $21,946,860)	18,321,967	103.4%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,136
Receivables for Investment Securities Sold	35
Receivables for Accrued Income	107,202
Receivables for Capital Shares Issued	3,562
Other Assets	18,748
Total Other Assets	130,683	0.7%
Liabilities
Payables for Investment Securities Purchased	(1,395)
Collateral for Securities on Loan	(713,057)
Payables for Capital Shares Redeemed	(949)
Payables to Vanguard	(15,015)
Other Liabilities	(3,220)
Total Liabilities	(733,636)	(4.1%)
Net Assets	17,719,014	100.0%

12

European Stock Index Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	23,330,238
Undistributed Net Investment Income	92,794
Accumulated Net Realized Losses	(2,080,959)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,624,893)
Futures Contracts	1,576
Forward Currency Contracts	3,003
Foreign Currencies	(2,745)
Net Assets	17,719,014

Investor Shares—Net Assets
Applicable to 23,691,254 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	682,108
Net Asset Value Per Share—Investor Shares	$28.79

ETF Shares—Net Assets
Applicable to 228,292,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,237,172
Net Asset Value Per Share—ETF Shares	$53.60

Admiral Shares—Net Assets
Applicable to 60,056,264 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,026,680
Net Asset Value Per Share—Admiral Shares	$67.05

Institutional Shares—Net Assets
Applicable to 23,136,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	661,541
Net Asset Value Per Share—Institutional Shares	$28.59

Institutional Plus Shares—Net Assets
Applicable to 873,218 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	111,513
Net Asset Value Per Share—Institutional Plus Shares	$127.70

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $659,633,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $223,875,000, representing 1.3% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $713,057,000 of collateral received for securities on loan.
5 Securities with a value of $10,298,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

13

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1]	238,635
Interest[2]	211
Securities Lending—Net	4,435
Total Income	243,281
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,197
Management and Administrative—Investor Shares	627
Management and Administrative—ETF Shares	3,329
Management and Administrative—Admiral Shares	1,148
Management and Administrative—Institutional Shares	138
Management and Administrative—Institutional Plus Shares	22
Marketing and Distribution—Investor Shares	62
Marketing and Distribution—ETF Shares	332
Marketing and Distribution—Admiral Shares	137
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	844
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—ETF Shares	268
Shareholders’ Reports—Admiral Shares	53
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	8,203
Net Investment Income	235,078
Realized Net Gain (Loss)
Investment Securities Sold[2]	(57,077)
Futures Contracts	13,031
Foreign Currencies and Forward Currency Contracts	(8,377)
Realized Net Gain (Loss)	(52,423)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,084,822
Futures Contracts	1,643
Foreign Currencies and Forward Currency Contracts	8,889
Change in Unrealized Appreciation (Depreciation)	2,095,354
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,009

1 Dividends are net of foreign withholding taxes of $23,795,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $165,000 and $39,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	235,078	648,072
Realized Net Gain (Loss)	(52,423)	(249,917)
Change in Unrealized Appreciation (Depreciation)	2,095,354	(1,807,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,278,009	(1,409,436)
Distributions
Net Investment Income
Investor Shares	(5,830)	(21,135)
ETF Shares	(111,506)	(453,005)
Admiral Shares	(37,357)	(129,984)
Institutional Shares	(5,975)	(24,805)
Institutional Plus Shares	(1,049)	(3,926)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(161,717)	(632,855)
Capital Share Transactions
Investor Shares	(8,476)	(53,855)
ETF Shares	249,618	(3,566,616)
Admiral Shares	(70,842)	(133,939)
Institutional Shares	10,255	(213,685)
Institutional Plus Shares	(926)	(121,144)
Net Increase (Decrease) from Capital Share Transactions	179,629	(4,089,239)
Total Increase (Decrease)	2,295,921	(6,131,530)
Net Assets
Beginning of Period	15,423,093	21,554,623
End of Period[1]	17,719,014	15,423,093
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $92,794,000 and $19,219,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.27	$27.98	$29.05	$30.42	$24.69	$24.48
Investment Operations
Net Investment Income	. 367	. 881	. 866	1.235[1]	.830	.836
Net Realized and Unrealized Gain (Loss)
on Investments	3.401	(2.738)	(1.058)	(1.380)	5.800	.925
Total from Investment Operations	3.768	(1.857)	(.192)	(.145)	6.630	1.761
Distributions
Dividends from Net Investment Income	(.248)	(.853)	(.878)	(1.225)	(.900)	(1.551)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.248)	(.853)	(.878)	(1.225)	(.900)	(1.551)
Net Asset Value, End of Period	$28.79	$25.27	$27.98	$29.05	$30.42	$24.69

Total Return[2]	15.00%	-6.63%	-0.77%	-0.73%	27.47%	7.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682	$608	$730	$782	$868	$760
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.74%	3.35%	3.05%	4.12%[1]	3.02%	3.75%
Portfolio Turnover Rate [3]	4%	6%	13%	7%	10%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$47.05	$52.09	$54.08	$56.64	$46.01	$45.66
Investment Operations
Net Investment Income	.724	1.717	1.691	2.384[1]	1.626	1.630
Net Realized and Unrealized Gain (Loss)
on Investments	6.329	(5.094)	(1.970)	(2.577)	10.787	1.706
Total from Investment Operations	7.053	(3.377)	(.279)	(.193)	12.413	3.336
Distributions
Dividends from Net Investment Income	(.503)	(1.663)	(1.711)	(2.367)	(1.783)	(2.986)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.503)	(1.663)	(1.711)	(2.367)	(1.783)	(2.986)
Net Asset Value, End of Period	$53.60	$47.05	$52.09	$54.08	$56.64	$46.01

Total Return	15.09%	-6.43%	-0.62%	-0.60%	27.67%	7.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,237	$10,533	$15,578	$11,676	$12,061	$3,928
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.90%	3.51%	3.19%	4.26%[1]	3.16%	3.89%
Portfolio Turnover Rate[2]	4%	6%	13%	7%	10%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$58.85	$65.16	$67.64	$70.85	$57.54	$57.09
Investment Operations
Net Investment Income	.904	2.151	2.113	2.983[1]	2.026	2.032
Net Realized and Unrealized Gain (Loss)
on Investments	7.923	(6.379)	(2.454)	(3.233)	13.503	2.152
Total from Investment Operations	8.827	(4.228)	(.341)	(.250)	15.529	4.184
Distributions
Dividends from Net Investment Income	(.627)	(2.082)	(2.139)	(2.960)	(2.219)	(3.734)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.627)	(2.082)	(2.139)	(2.960)	(2.219)	(3.734)
Net Asset Value, End of Period	$67.05	$58.85	$65.16	$67.64	$70.85	$57.54

Total Return[2]	15.09%	-6.48%	-0.61%	-0.61%	27.64%	7.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,027	$3,609	$4,137	$3,949	$3,340	$2,508
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.90%	3.51%	3.19%	4.26%[1]	3.16%	3.89%
Portfolio Turnover Rate [3]	4%	6%	13%	7%	10%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.10	$27.79	$28.85	$30.21	$24.54	$24.36
Investment Operations
Net Investment Income	. 389	. 921	. 910	1.282[1]	.871	.875
Net Realized and Unrealized Gain (Loss)
on Investments	3.372	(2.719)	(1.048)	(1.371)	5.755	.912
Total from Investment Operations	3.761	(1.798)	(.138)	(.089)	6.626	1.787
Distributions
Dividends from Net Investment Income	(. 271)	(. 892)	(. 922)	(1.271)	(. 956)	(1.607)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 271)	(. 892)	(. 922)	(1.271)	(. 956)	(1.607)
Net Asset Value, End of Period	$28.59	$25.10	$27.79	$28.85	$30.21	$24.54

Total Return[2]	15.08%	-6.46%	-0.58%	-0.55%	27.66%	7.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$662	$574	$867	$1,006	$901	$762
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.92%	3.53%	3.22%	4.29%[1]	3.19%	3.92%
Portfolio Turnover Rate [3]	4%	6%	13%	7%	10%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Dec. 5,	Nov. 1,	May 17,
	Ended	Ended	2014[3] to	2013 to	2013[1] to
	April 30,	Oct. 31,	Oct. 31,	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$112.09	$124.09	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	1.737	4.121	3.878	2.253[4]	2.257
Net Realized and Unrealized Gain (Loss)
on Investments	15.083	(12.133)	(7.151)	2.866	9.966
Total from Investment Operations	16.820	(8.012)	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(1.210)	(3.988)	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.210)	(3.988)	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$127.70	$112.09	$124.09	$131.10[2]	$126.52

Total Return	15.10%	-6.45%	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112	$99	$242	—	$110
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[5]	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to
Average Net Assets	2.93%	3.54%	3.11%[5]	4.80%[4,5]	3.20%[5]
Portfolio Turnover Rate [6]	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

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European Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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European Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

23

European Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,136,000, representing 0.01% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	—	17,564,732	774
Temporary Cash Investments	744,114	12,347	—
Futures Contracts—Assets[1]	208	—	—
Futures Contracts—Liabilities[1]	(98)
Forward Currency Contracts—Assets	—	5,987	—
Forward Currency Contracts—Liabilities	—	(2,984)	—
Total	744,224	17,580,082	774
1 Represents variation margin on the last day of the reporting period.

24

European Stock Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	208	5,987	6,195
Other Liabilities	(98)	(2,984)	(3,082)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	13,031	—	13,031
Forward Currency Contracts	—	(8,591)	(8,591)
Realized Net Gain (Loss) on Derivatives	13,031	(8,591)	4,440

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,643	—	1,643
Forward Currency Contracts	—	7,780	7,780
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,643	7,780	9,423

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2017	2,681	102,416	1,979
FTSE 100 Index	June 2017	471	43,661	(403)
				1,576

gain (loss) for tax purposes.

25

European Stock Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/21/17	EUR	76,158	USD	81,546	1,639
The Toronto-Dominion Bank	6/21/17	GBP	27,315	USD	33,267	2,166
Bank of America, N.A.	6/21/17	EUR	25,679	USD	27,942	106
BNP Paribas	6/21/17	EUR	19,653	USD	21,058	408
Barclays Bank plc	6/21/17	EUR	16,957	USD	18,256	266
Goldman Sachs International	6/21/17	EUR	11,217	USD	12,029	222
Goldman Sachs International	6/21/17	GBP	8,743	USD	11,016	327
UBS AG	6/21/17	GBP	7,025	USD	9,059	54
Barclays Bank plc	6/21/17	GBP	7,223	USD	9,005	365
BNP Paribas	6/21/17	GBP	5,536	USD	7,020	160
The Toronto-Dominion Bank	6/21/17	EUR	6,137	USD	6,586	117
Credit Suisse International	6/21/17	GBP	2,914	USD	3,623	157
Goldman Sachs International	6/21/17	USD	69,415	EUR	65,246	(1,850)
JPMorgan Chase Bank, N.A.	6/21/17	USD	31,128	GBP	24,871	(1,134)
						3,003
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $3,689,000 in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2017, the fund realized $33,122,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

26

European Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $2,065,201,000 to offset future net capital gains. Of this amount, $1,949,971,000 is subject to expiration dates: $1,500,333,000 through October 31, 2017, $282,885,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $115,230,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $21,952,242,000. Net unrealized depreciation of investment securities for tax purposes was $3,630,275,000, consisting of unrealized gains of $1,270,766,000 on securities that had risen in value since their purchase and $4,901,041,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $973,235,000 of investment securities and sold $833,454,000 of investment securities, other than temporary cash investments. Purchases and sales include $521,028,000 and $518,691,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	62,675	2,355	100,437	3,906
Issued in Lieu of Cash Distributions	4,786	181	17,789	697
Redeemed	(75,937)	(2,897)	(172,081)	(6,639)
Net Increase (Decrease)—Investor Shares	(8,476)	(361)	(53,855)	(2,036)
ETF Shares
Issued	771,491	15,229	340,229	7,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(521,873)	(10,800)	(3,906,845)	(82,200)
Net Increase (Decrease)—ETF Shares	249,618	4,429	(3,566,616)	(75,196)
Admiral Shares
Issued	305,004	4,936	454,762	7,584
Issued in Lieu of Cash Distributions	31,322	508	108,578	1,827
Redeemed	(407,168)	(6,718)	(697,279)	(11,579)
Net Increase (Decrease)—Admiral Shares	(70,842)	(1,274)	(133,939)	(2,168)
Institutional Shares
Issued	84,058	3,182	129,495	5,017
Issued in Lieu of Cash Distributions	4,005	152	19,570	772
Redeemed	(77,808)	(3,061)	(362,750)	(14,133)
Net Increase (Decrease)—Institutional Shares	10,255	273	(213,685)	(8,344)

27

European Stock Index Fund

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	—	—	35,730	311
Issued in Lieu of Cash Distributions	1,049	9	3,926	34
Redeemed	(1,975)	(17)	(160,800)	(1,413)
Net Increase (Decrease)—Institutional Plus Shares	(926)	(8)	(121,144)	(1,068)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

28

Pacific Stock Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	2,264	2,244	5,825
Median Market Cap	$16.4B	$16.7B	$24.0B
Price/Earnings Ratio	16.9x	16.9x	20.3x
Price/Book Ratio	1.3x	1.3x	1.6x
Return on Equity	10.6%	10.6%	13.6%
Earnings Growth
Rate	12.8%	12.9%	6.9%
Dividend Yield	2.5%	2.4%	2.8%
Turnover Rate
(Annualized)	2%	—	—
Short-Term
Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.2%	7.2%	7.8%
Consumer Goods	20.6	20.7	16.2
Consumer Services	10.1	10.1	8.2
Financials	25.8	25.8	25.9
Health Care	5.8	5.8	7.7
Industrials	18.1	18.1	15.0
Oil & Gas	1.7	1.7	6.3
Technology	4.6	4.5	5.7
Telecommunications	3.4	3.4	3.9
Utilities	2.7	2.7	3.3

Volatility Measures
	Spliced
	Pacific	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.92	0.82
Beta	0.90	0.89
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics Co. Consumer
Ltd.	Electronics	3.5%
Toyota Motor Corp.	Automobiles	2.3
Commonwealth Bank of
Australia	Banks	1.7
Westpac Banking Corp.	Banks	1.4
Mitsubishi UFJ Financial
Group Inc.	Banks	1.3
AIA Group Ltd.	Life Insurance	1.3
Australia & New Zealand
Banking Group Ltd.	Banks	1.1
National Australia Bank
Ltd.	Banks	1.0
SoftBank Group Corp.	Mobile
	Telecommunications	1.0
BHP Billiton Ltd.	General Mining	0.9
Top Ten		15.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral
Shares, and 0.08% for Institutional Shares.

29

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe	0.0%	0.0%	44.1%
Pacific
Japan	57.7%	57.5%	17.0%
Australia	17.6	17.6	5.2
South Korea	12.0	12.0	3.5
Hong Kong	8.8	8.8	2.6
Singapore	3.2	3.3	1.0
Other	0.7	0.8	0.2
Subtotal	100.0%	100.0%	29.5%
Emerging
Markets	0.0%	0.0%	19.2%
North America	0.0%	0.0%	6.6%
Middle East	0.0%	0.0%	0.6%

30

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	16.68%	6.23%	1.85%
FTSE Pacific ETF Shares	3/4/2005
Market Price		17.47	6.44	1.97
Net Asset Value		16.88	6.39	1.97
Admiral Shares	8/13/2001	16.85	6.39	1.97
Institutional Shares	5/15/2000	16.82	6.42	2.01

See Financial Highlights for dividend and capital gains information.

31

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
^ Commonwealth Bank of Australia	1,724,032	112,603	1.7%
Westpac Banking Corp.	3,358,197	88,034	1.4%
Australia & New Zealand Banking Group Ltd.	2,937,362	71,904	1.1%
National Australia Bank Ltd.	2,646,439	67,172	1.0%
^ BHP Billiton Ltd.	3,210,879	57,166	0.9%
CSL Ltd.	457,970	45,412	0.7%
Wesfarmers Ltd.	1,131,476	36,422	0.6%
Woolworths Ltd.	1,288,764	25,906	0.4%
1 Australia—Other †		627,162	9.7%
		1,131,781	17.5%
Hong Kong
AIA Group Ltd.	12,050,245	83,405	1.3%
CK Hutchison Holdings Ltd.	2,818,091	35,190	0.5%
Hong Kong Exchanges & Clearing Ltd.	1,215,197	29,887	0.5%
1 Hong Kong—Other †		417,627	6.4%
		566,109	8.7%
Japan
Toyota Motor Corp.	2,734,007	147,967	2.3%
Mitsubishi UFJ Financial Group Inc.	13,436,624	85,142	1.3%
SoftBank Group Corp.	860,770	65,292	1.0%
Honda Motor Co. Ltd.	1,794,027	52,216	0.8%
KDDI Corp.	1,856,200	49,215	0.8%
Sumitomo Mitsui Financial Group Inc.	1,299,634	48,256	0.7%
Mizuho Financial Group Inc.	25,377,541	46,388	0.7%
Sony Corp.	1,256,744	43,124	0.7%
Japan Tobacco Inc.	1,200,459	39,946	0.6%
FANUC Corp.	195,776	39,859	0.6%
Takeda Pharmaceutical Co. Ltd.	765,691	36,733	0.6%
Keyence Corp.	90,954	36,565	0.6%
Shin-Etsu Chemical Co. Ltd.	412,255	35,832	0.6%

32

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Canon Inc.		1,048,717	34,805	0.5%
East Japan Railway Co.		372,185	33,401	0.5%
Seven & i Holdings Co. Ltd.		780,554	32,966	0.5%
NTT DOCOMO Inc.		1,297,100	31,386	0.5%
Central Japan Railway Co.		181,100	30,372	0.5%
Tokio Marine Holdings Inc.		702,290	29,611	0.5%
Astellas Pharma Inc.		2,095,970	27,640	0.4%
Mitsubishi Electric Corp.		1,976,254	27,581	0.4%
Mitsubishi Corp.		1,277,834	27,576	0.4%
Nintendo Co. Ltd.		108,198	27,381	0.4%
Kao Corp.		493,077	27,210	0.4%
Bridgestone Corp.		642,450	26,797	0.4%
Daikin Industries Ltd.		266,412	25,902	0.4%
Hitachi Ltd.		4,631,258	25,585	0.4%
Panasonic Corp.		2,127,102	25,436	0.4%
Murata Manufacturing Co. Ltd.		188,979	25,385	0.4%
Komatsu Ltd.		942,809	25,193	0.4%
Mitsui & Co. Ltd.		1,689,700	23,860	0.4%
Subaru Corp.		614,012	23,278	0.4%
Mitsubishi Estate Co. Ltd.		1,181,982	22,632	0.3%
Nidec Corp.		242,328	22,235	0.3%
Hino Motors Ltd.		276,009	3,463	0.1%
kabu.com Securities Co. Ltd.		130,100	411	0.0%
Misawa Homes Co. Ltd.		24,000	222	0.0%
Japan—Other †			2,397,178	37.0%
			3,704,041	57.2%

New Zealand †			48,519	0.7%

Singapore
DBS Group Holdings Ltd.		1,802,179	24,889	0.4%
Oversea-Chinese Banking Corp. Ltd.		3,291,991	23,056	0.3%
Singapore—Other †			161,811	2.5%
			209,756	3.2%
South Korea
Samsung Electronics Co. Ltd.		101,250	198,493	3.1%
Samsung Electronics Co. Ltd. Preference Shares		17,387	26,775	0.4%
SK Hynix Inc.		528,620	25,042	0.4%
1 South Korea—Other †			519,914	8.0%
			770,224	11.9%
Total Common Stocks (Cost $7,015,878)			6,430,430	99.2%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.034%	1,376,155	137,643	2.1%

5U.S. Government and Agency Obligations †			3,499	0.1%
Total Temporary Cash Investments (Cost $141,132)			141,142	2.2%[2]
Total Investments (Cost $7,157,010)			6,571,572	101.4%

33

Pacific Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	436
Receivables for Investment Securities Sold	8
Receivables for Accrued Income	33,213
Receivables for Capital Shares Issued	944
Other Assets	14,433
Total Other Assets	49,034	0.8%
Liabilities
Payables for Investment Securities Purchased	(458)
Collateral for Securities on Loan	(130,017)
Payables for Capital Shares Redeemed	(792)
Payables to Vanguard	(6,543)
Other Liabilities	(3,384)
Total Liabilities	(141,194)	(2.2%)
Net Assets	6,479,412	100.0%

At April 30, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,727,271
Undistributed Net Investment Income		17,839
Accumulated Net Realized Losses		(681,998)
Unrealized Appreciation (Depreciation)
Investment Securities		(585,438)
Futures Contracts		1,012
Forward Currency Contracts		877
Foreign Currencies		(151)
Net Assets		6,479,412

Investor Shares—Net Assets
Applicable to 24,224,866 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		293,812
Net Asset Value Per Share—Investor Shares		$12.13

ETF Shares—Net Assets
Applicable to 58,694,473 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,735,484
Net Asset Value Per Share—ETF Shares		$63.64

Admiral Shares—Net Assets
Applicable to 27,114,104 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,134,074
Net Asset Value Per Share—Admiral Shares		$78.71

34

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 26,244,378 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	316,042
Net Asset Value Per Share—Institutional Shares	$12.04

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,863,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $10,385,000, representing 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $130,017,000 of collateral received for securities on loan.
5 Securities with a value of $1,970,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1]	77,348
Interest[2]	59
Securities Lending—Net	2,509
Total Income	79,916
Expenses
The Vanguard Group—Note B
Investment Advisory Services	614
Management and Administrative—Investor Shares	274
Management and Administrative—ETF Shares	963
Management and Administrative—Admiral Shares	582
Management and Administrative—Institutional Shares	50
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—ETF Shares	98
Marketing and Distribution—Admiral Shares	62
Marketing and Distribution—Institutional Shares	4
Custodian Fees	404
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—ETF Shares	58
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	2
Total Expenses	3,188
Net Investment Income	76,728
Realized Net Gain (Loss)
Investment Securities Sold[2]	6,049
Futures Contracts	3,251
Foreign Currencies and Forward Currency Contracts	(1,555)
Realized Net Gain (Loss)	7,745
Change in Unrealized Appreciation (Depreciation)
Investment Securities	369,060
Futures Contracts	(780)
Foreign Currencies and Forward Currency Contracts	932
Change in Unrealized Appreciation (Depreciation)	369,212
Net Increase (Decrease) in Net Assets Resulting from Operations	453,685
1 Dividends are net of foreign withholding taxes of $6,425,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $48,000 and $14,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,728	137,768
Realized Net Gain (Loss)	7,745	34,253
Change in Unrealized Appreciation (Depreciation)	369,212	158,117
Net Increase (Decrease) in Net Assets Resulting from Operations	453,685	330,138
Distributions
Net Investment Income
Investor Shares	(3,829)	(6,699)
ETF Shares	(48,243)	(72,522)
Admiral Shares	(29,208)	(47,540)
Institutional Shares	(4,259)	(8,137)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(85,539)	(134,898)
Capital Share Transactions
Investor Shares	(4,429)	(37,259)
ETF Shares	310,302	184,797
Admiral Shares	26,579	(71,298)
Institutional Shares	7,166	(50,031)
Net Increase (Decrease) from Capital Share Transactions	339,618	26,209
Total Increase (Decrease)	707,764	221,449
Net Assets
Beginning of Period	5,771,648	5,550,199
End of Period[1]	6,479,412	5,771,648
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,839,000 and $29,225,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.42	$10.99	$11.59	$11.76	$9.63	$9.74
Investment Operations
Net Investment Income	.139	.257	.258	.282	.246	.278
Net Realized and Unrealized Gain (Loss)
on Investments	.729	.426	(.612)	(.147)	2.187	.037
Total from Investment Operations	.868	.683	(.354)	.135	2.433	.315
Distributions
Dividends from Net Investment Income	(.158)	(. 253)	(. 246)	(. 305)	(. 303)	(. 425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(. 253)	(. 246)	(. 305)	(. 303)	(. 425)
Net Asset Value, End of Period	$12.13	$11.42	$10.99	$11.59	$11.76	$9.63

Total Return[1]	7.71%	6.40%	-3.07%	1.21%	25.72%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$294	$281	$309	$360	$398	$360
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.39%	2.26%	2.45%	2.27%	2.93%
Portfolio Turnover Rate[2]	2%	4%	14%	5%	22%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$59.92	$57.65	$60.80	$61.71	$50.57	$51.18
Investment Operations
Net Investment Income	.778	1.440	1.443	1.568	1.372	1.544
Net Realized and Unrealized Gain (Loss)
on Investments	3.822	2.240	(3.210)	(.791)	11.475	.190
Total from Investment Operations	4.600	3.680	(1.767)	.777	12.847	1.734
Distributions
Dividends from Net Investment Income	(.880)	(1.410)	(1.383)	(1.687)	(1.707)	(2.344)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.880)	(1.410)	(1.383)	(1.687)	(1.707)	(2.344)
Net Asset Value, End of Period	$63.64	$59.92	$57.65	$60.80	$61.71	$50.57

Total Return	7.79%	6.59%	-2.93%	1.31%	25.88%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,735	$3,217	$2,931	$2,760	$2,645	$1,563
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.54%	2.55%	2.40%	2.59%	2.41%	3.07%
Portfolio Turnover Rate[1]	2%	4%	14%	5%	22%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$74.10	$71.30	$75.19	$76.32	$62.54	$63.28
Investment Operations
Net Investment Income	.962	1.781	1.783	1.937	1.695	1.905
Net Realized and Unrealized Gain (Loss)
on Investments	4.738	2.763	(3.963)	(.982)	14.194	.249
Total from Investment Operations	5.700	4.544	(2.180)	.955	15.889	2.154
Distributions
Dividends from Net Investment Income	(1.090)	(1.744)	(1.710)	(2.085)	(2.109)	(2.894)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.090)	(1.744)	(1.710)	(2.085)	(2.109)	(2.894)
Net Asset Value, End of Period	$78.71	$74.10	$71.30	$75.19	$76.32	$62.54

Total Return[1]	7.80%	6.57%	-2.92%	1.32%	25.89%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,134	$1,983	$1,981	$2,032	$1,832	$1,415
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.54%	2.55%	2.40%	2.59%	2.41%	3.07%
Portfolio Turnover Rate[2]	2%	4%	14%	5%	22%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.34	$10.91	$11.50	$11.68	$9.57	$9.69
Investment Operations
Net Investment Income	.148	.275	.276	.300	.263	.295
Net Realized and Unrealized Gain (Loss)
on Investments	.721	.424	(.601)	(.158)	2.174	.034
Total from Investment Operations	.869	.699	(.325)	.142	2.437	.329
Distributions
Dividends from Net Investment Income	(.169)	(. 269)	(. 265)	(. 322)	(. 327)	(. 449)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.169)	(. 269)	(. 265)	(. 322)	(. 327)	(. 449)
Net Asset Value, End of Period	$12.04	$11.34	$10.91	$11.50	$11.68	$9.57

Total Return[1]	7.77%	6.61%	-2.84%	1.28%	25.96%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316	$291	$329	$336	$437	$406
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.57%	2.43%	2.62%	2.44%	3.10%
Portfolio Turnover Rate[2]	2%	4%	14%	5%	22%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

42

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

43

Pacific Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

44

Pacific Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $436,000, representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	848	6,420,720	8,862
Temporary Cash Investments	137,643	3,499	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(206)	—	—
Forward Currency Contracts—Assets	—	1,465	—
Forward Currency Contracts—Liabilities	—	(588)	—
Total	138,295	6,425,096	8,862
1 Represents variation margin on the last day of the reporting period.

45

Pacific Stock Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	10	1,465	1,475
Other Liabilities	(206)	(588)	(794)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,251	—	3,251
Forward Currency Contracts	—	1,020	1,020
Realized Net Gain (Loss) on Derivatives	3,251	1,020	4,271

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(780)	—	(780)
Forward Currency Contracts	—	29	29
Change in Unrealized Appreciation (Depreciation) on Derivatives	(780)	29	(751)

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2017	229	31,432	(33)
S&P ASX 200 Index	June 2017	97	10,723	211
KOSPI 200 Index	June 2017	54	3,416	834
				1,012

46

Pacific Stock Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/13/17	JPY	2,836,580	USD	25,766	(275)
The Toronto-Dominion Bank	6/13/17	JPY	2,629,120	USD	23,180	447
The Toronto-Dominion Bank	6/20/17	AUD	22,169	USD	16,731	(146)
BNP Paribas	6/13/17	JPY	1,116,257	USD	9,743	288
UBS AG	6/20/17	AUD	11,329	USD	8,638	(163)
Barclays Bank plc	6/13/17	JPY	599,430	USD	5,259	128
The Toronto-Dominion Bank	6/13/17	KRW	3,692,925	USD	3,226	21
Barclays Bank plc	6/20/17	AUD	536	USD	405	(4)
Goldman Sachs International	6/13/17	USD	66,248	JPY	7,323,208	438
Barclays Bank plc	6/20/17	USD	8,009	AUD	10,546	119
BNP Paribas	6/20/17	USD	7,521	AUD	10,032	16
Morgan Stanley Capital Services LLC	6/13/17	USD	1,421	JPY	157,192	8
						877
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At April 30, 2017, the counterparties had deposited in segregated accounts securities with a value of $944,000 in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $691,470,000 to offset future net capital gains of $607,343,000 through October 31, 2017, $29,743,000 through October 31, 2018, and $54,384,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

47

Pacific Stock Index Fund

At April 30, 2017, the cost of investment securities for tax purposes was $7,172,381,000. Net unrealized depreciation of investment securities for tax purposes was $600,809,000, consisting of unrealized gains of $828,512,000 on securities that had risen in value since their purchase and $1,429,321,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $357,396,000 of investment securities and sold $49,590,000 of investment securities, other than temporary cash investments. Purchases and sales include $241,548,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	24,928	2,134	31,068	2,889
Issued in Lieu of Cash Distributions	3,576	317	6,289	591
Redeemed	(32,933)	(2,837)	(74,616)	(6,949)
Net Increase (Decrease)—Investor Shares	(4,429)	(386)	(37,259)	(3,469)
ETF Shares
Issued	310,302	5,011	611,197	10,738
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(426,400)	(7,900)
Net Increase (Decrease)—ETF Shares	310,302	5,011	184,797	2,838
Admiral Shares
Issued	127,290	1,688	178,591	2,564
Issued in Lieu of Cash Distributions	24,193	330	39,890	578
Redeemed	(124,904)	(1,663)	(289,779)	(4,172)
Net Increase (Decrease)—Admiral Shares	26,579	355	(71,298)	(1,030)
Institutional Shares
Issued	31,768	2,735	67,558	6,430
Issued in Lieu of Cash Distributions	2,750	245	5,752	545
Redeemed	(27,352)	(2,406)	(123,341)	(11,466)
Net Increase (Decrease)—Institutional Shares	7,166	574	(50,031)	(4,491)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,149.98	$1.39
FTSE Europe ETF Shares	1,000.00	1,150.86	0.53
Admiral Shares	1,000.00	1,150.95	0.53
Institutional Shares	1,000.00	1,150.80	0.43
Institutional Plus Shares	1,000.00	1,151.02	0.37
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,077.06	$1.34
FTSE Pacific ETF Shares	1,000.00	1,077.85	0.52
Admiral Shares	1,000.00	1,078.03	0.52
Institutional Shares	1,000.00	1,077.74	0.41
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
FTSE Europe ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
FTSE Pacific ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares,
0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10%
for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

50

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

51

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

52

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

53

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed
Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia
Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
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calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062017

Semiannual Report | April 30, 2017

Vanguard Total World Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Total World Stock Index Fund returned about 12% for the six months ended April 30, 2017. The fund’s performance closely tracked its benchmark index and exceeded the average return of peer funds.

• U.S. stocks, which represented more than half of the fund’s assets, turned in double-digit gains. Markets rallied following the November U.S. presidential election amid perceptions that the new administration would cut taxes and increase infrastructure spending.

• European stocks, which represented about a fifth of the fund’s assets, also rallied in the six months. France, Germany, Switzerland, and the United Kingdom were among the biggest contributors to the advance.

• Emerging markets stocks, as well as stocks in the developed markets of the Pacific region, delivered solid gains, but they trailed the outsize returns recorded by U.S. and European stocks.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	12.19%
ETF Shares
Market Price	12.36
Net Asset Value	12.26
Institutional Shares	12.28
FTSE Global All Cap Index	12.24
Global Funds Average	11.46
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.21%	0.11%	0.10%	1.24%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.21% for Investor Shares, 0.11% for ETF Shares, and
0.10% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Global Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

Total World Stock Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.21%	0.11%	0.10%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	7,788	7,727
Median Market Cap	$36.4B	$37.0B
Price/Earnings Ratio	23.1x	23.0x
Price/Book Ratio	2.1x	2.1x
Return on Equity	20.3%	20.3%
Earnings Growth
Rate	8.2%	8.3%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	4%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.1%	5.1%
Consumer Goods	12.7	12.8
Consumer Services	10.8	10.8
Financials	22.7	22.7
Health Care	10.3	10.3
Industrials	13.9	13.9
Oil & Gas	6.1	6.1
Technology	12.3	12.2
Telecommunications	2.9	2.9
Utilities	3.2	3.2

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	0.99
Beta	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.6%
Alphabet Inc.	Internet	1.1
Microsoft Corp.	Software	1.1
Amazon.com Inc.	Broadline Retailers	0.8
Exxon Mobil Corp.	Integrated Oil & Gas	0.7
Johnson & Johnson	Pharmaceuticals	0.7
Facebook Inc.	Internet	0.7
JPMorgan Chase & Co.	Banks	0.7
Berkshire Hathaway Inc. Reinsurance		0.7
Wells Fargo & Co.	Banks	0.6
Top Ten		8.7%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.21% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional
Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	6.0%	6.0%
France	3.1	3.1
Germany	3.0	3.0
Switzerland	2.8	2.8
Spain	1.1	1.1
Sweden	1.0	1.1
Netherlands	1.0	1.1
Other	2.8	2.7
Subtotal	20.8%	20.9%
Pacific
Japan	8.0%	8.0%
Australia	2.4	2.4
South Korea	1.6	1.7
Hong Kong	1.2	1.2
Other	0.6	0.6
Subtotal	13.8%	13.9%
Emerging Markets
China	2.2%	2.2%
Taiwan	1.5	1.5
India	1.2	1.2
Other	4.1	4.0
Subtotal	9.0%	8.9%
North America
United States	53.1%	53.0%
Canada	3.1	3.1
Subtotal	56.2%	56.1%
Middle East
Other	0.2%	0.2%

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	15.81%	8.71%	5.38%
ETF Shares	6/24/2008
Market Price		15.88	8.82	5.35
Net Asset Value		15.97	8.84	5.35
Institutional Shares	10/9/2008	15.97	8.85	10.91

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		1,250	0.0%

Australia
Commonwealth Bank of Australia	391,644	25,580	0.2%
1 Australia—Other †		237,461	2.2%
		263,041	2.4%

Austria †		11,838	0.1%

Belgium †		45,575	0.4%

Brazil
CPFL Energia SA	66,429	544	0.0%
1 Brazil—Other †		86,672	0.8%
		87,216	0.8%

[1]Canada †		334,755	3.1%

Chile †		13,511	0.1%

China
Tencent Holdings Ltd.	1,281,556	40,155	0.4%
China Construction Bank Corp.	21,737,206	17,643	0.2%
China Mobile Ltd.	1,279,361	13,621	0.1%
Industrial & Commercial Bank of China Ltd.	17,104,245	11,150	0.1%
Bank of China Ltd.	18,654,800	9,024	0.1%
China Life Insurance Co. Ltd.	1,882,000	5,726	0.1%
China Petroleum & Chemical Corp.	6,921,603	5,621	0.1%
CNOOC Ltd.	4,351,392	5,076	0.1%
PetroChina Co. Ltd.	5,518,000	3,877	0.1%
China Overseas Land & Investment Ltd.	1,188,480	3,447	0.1%

10

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Agricultural Bank of China Ltd.	5,581,500	2,573	0.0%
	China Resources Land Ltd.	683,909	1,895	0.0%
	China Shenhua Energy Co. Ltd.	813,000	1,892	0.0%
	China Telecom Corp. Ltd.	3,566,034	1,739	0.0%
	China Unicom Hong Kong Ltd.	1,305,574	1,689	0.0%
	PICC Property & Casualty Co. Ltd.	978,887	1,574	0.0%
	CITIC Ltd.	1,083,000	1,570	0.0%
	China Communications Construction Co. Ltd.	1,005,875	1,381	0.0%
	China CITIC Bank Corp. Ltd.	1,892,525	1,198	0.0%
1	China Galaxy Securities Co. Ltd.	1,100,500	1,003	0.0%
	Sinopharm Group Co. Ltd.	221,200	991	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	344,859	859	0.0%
	CRRC Corp. Ltd.	879,800	857	0.0%
*	China Resources Beer Holdings Co. Ltd.	338,681	814	0.0%
	China Cinda Asset Management Co. Ltd.	2,087,000	793	0.0%
	China Resources Power Holdings Co. Ltd.	411,400	741	0.0%
1	People’s Insurance Co. Group of China Ltd.	1,793,000	739	0.0%
	China Everbright International Ltd.	545,000	736	0.0%
	China Merchants Port Holdings Co. Ltd.	256,000	731	0.0%
	China Railway Group Ltd.	829,000	701	0.0%
	China State Construction International Holdings Ltd.	372,000	674	0.0%
	Dongfeng Motor Group Co. Ltd.	640,000	672	0.0%
1	CGN Power Co. Ltd.	2,186,832	660	0.0%
*,1	Postal Savings Bank of China Co. Ltd.	896,000	582	0.0%
*,1	China Huarong Asset Management Co. Ltd.	1,349,000	568	0.0%
	China Resources Gas Group Ltd.	168,000	566	0.0%
	China Longyuan Power Group Corp. Ltd.	719,000	553	0.0%
	China Railway Construction Corp. Ltd.	394,126	550	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	104,709	538	0.0%
	Kunlun Energy Co. Ltd.	584,000	527	0.0%
	Beijing Capital International Airport Co. Ltd.	354,000	499	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	343,462	455	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	413	0.0%
1	Sinopec Engineering Group Co. Ltd.	389,635	381	0.0%
	China Oilfield Services Ltd.	406,000	374	0.0%
	Air China Ltd.	422,000	373	0.0%
	China Jinmao Holdings Group Ltd.	1,140,000	369	0.0%
	China Everbright Bank Co. Ltd.	729,000	342	0.0%
	AviChina Industry & Technology Co. Ltd.	508,000	339	0.0%
	China Reinsurance Group Corp.	1,403,000	323	0.0%
	Huaneng Renewables Corp. Ltd.	858,000	299	0.0%
	Metallurgical Corp. of China Ltd.	786,000	290	0.0%
	China Power International Development Ltd.	761,000	283	0.0%
*	China Coal Energy Co. Ltd.	581,000	282	0.0%
	China Southern Airlines Co. Ltd.	382,000	254	0.0%
1	China Railway Signal & Communication Corp. Ltd.	301,500	235	0.0%
	China Resources Cement Holdings Ltd.	412,000	225	0.0%
*	China Agri-Industries Holdings Ltd.	431,800	214	0.0%
1	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	173	0.0%
	Sinotrans Ltd.	382,000	172	0.0%
	China BlueChemical Ltd.	556,000	159	0.0%
	China National Materials Co. Ltd.	446,000	156	0.0%
	China Machinery Engineering Corp.	200,000	149	0.0%
*	Angang Steel Co. Ltd.	216,000	145	0.0%
	China Eastern Airlines Corp. Ltd.	264,000	138	0.0%

11

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China National Accord Medicines Corp. Ltd. Class B	20,760	125	0.0%
Huadian Fuxin Energy Corp. Ltd.	538,000	124	0.0%
1 Hua Hong Semiconductor Ltd.	78,000	111	0.0%
^ CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	108	0.0%
Sinopec Kantons Holdings Ltd.	202,000	103	0.0%
Sinofert Holdings Ltd.	668,000	89	0.0%
Poly Culture Group Corp. Ltd.	27,200	72	0.0%
Dah Chong Hong Holdings Ltd.	166,000	72	0.0%
Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69	0.0%
* Sinotrans Shipping Ltd.	278,000	62	0.0%
China Electronics Corp. Holdings Co. Ltd.	322,000	60	0.0%
China Foods Ltd.	156,000	60	0.0%
Shanghai Baosight Software Co. Ltd. Class B	40,000	59	0.0%
Harbin Electric Co. Ltd.	96,000	59	0.0%
* China Chengtong Development Group Ltd.	816,000	51	0.0%
^ China Overseas Property Holdings Ltd.	267,493	46	0.0%
* CITIC Resources Holdings Ltd.	278,000	34	0.0%
* China Merchants Land Ltd.	168,000	31	0.0%
* Shanghai Potevio Co. Ltd. Class B	25,700	21	0.0%
1 China—Other †		82,648	0.8%
		236,752	2.2%

Colombia †		5,343	0.1%

[1]Czech Republic †		1,914	0.0%

[1]Denmark †		61,418	0.6%

Egypt †		2,256	0.0%

Finland †		39,515	0.4%

France
TOTAL SA	499,287	25,630	0.2%
1 France—Other †		309,909	2.9%
		335,539	3.1%

[1]Germany †		324,196	3.0%

Greece †		4,630	0.0%

Hong Kong
BOC Hong Kong Holdings Ltd.	895,000	3,678	0.0%
1 BOC Aviation Ltd.	45,600	243	0.0%
* MMG Ltd.	690,117	236	0.0%
Nexteer Automotive Group Ltd.	148,000	230	0.0%
China Travel International Investment Hong Kong Ltd.	516,000	149	0.0%
CITIC Telecom International Holdings Ltd.	302,500	93	0.0%
1 CGN New Energy Holdings Co. Ltd.	250,000	37	0.0%
Shenwan Hongyuan HK Ltd.	75,000	29	0.0%
1 Hong Kong—Other †		128,052	1.2%
		132,747	1.2%

Hungary †		3,047	0.0%

12

Total World Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
[1]India †	126,223	1.2%
Indonesia †	28,507	0.3%
Ireland †	9,957	0.1%
Israel †	19,122	0.2%
[1]Italy †	88,795	0.8%
Japan
Toyota Motor Corp.	630,294	34,112	0.3%
Japan—Other †	826,289	7.6%
860,401	7.9%
[1]Malaysia †	35,832	0.3%
Malta †	—	0.0%
[1]Mexico †	45,316	0.4%
[1]Netherlands †	108,978	1.0%
New Zealand †	11,275	0.1%
[1]Norway †	26,540	0.2%
Pakistan †	2,775	0.0%
Peru †	3,027	0.0%
Philippines †	15,270	0.1%
Poland †	15,440	0.1%
Portugal †	7,213	0.1%
Qatar †	8,447	0.1%
Russia †	41,687	0.4%
Singapore
*,^	COSCO Shipping International Singapore Co. Ltd.	92,000	19	0.0%
^	China Everbright Water Ltd.	47,300	16	0.0%
Singapore—Other †	48,278	0.4%
48,313	0.4%
South Africa †	81,244	0.8%
South Korea
Samsung Electronics Co. Ltd. GDR	46,258	45,390	0.4%
1	South Korea—Other †	131,906	1.2%
177,296	1.6%

13

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Spain †		115,968	1.1%

[1]Sweden †		112,566	1.0%

Switzerland
* Nestle SA	709,029	54,610	0.5%
Roche Holding AG	160,506	41,999	0.4%
Novartis AG	544,832	41,944	0.4%
1 Switzerland—Other †		161,786	1.5%
		300,339	2.8%

Taiwan †		162,387	1.5%

[1]Thailand †		39,548	0.4%

Turkey †		13,182	0.1%

United Arab Emirates †		10,131	0.1%

United Kingdom
HSBC Holdings plc	4,645,222	38,306	0.3%
British American Tobacco plc	429,778	29,037	0.3%
1 United Kingdom—Other †		584,747	5.4%
		652,090	6.0%
United States
Basic Materials †		150,471	1.4%

Consumer Goods
Procter & Gamble Co.	586,929	51,256	0.5%
Coca-Cola Co.	945,922	40,816	0.4%
Philip Morris International Inc.	361,123	40,027	0.3%
PepsiCo Inc.	327,683	37,120	0.3%
Altria Group Inc.	447,826	32,145	0.3%
Consumer Goods—Other †		356,583	3.3%
		557,947	5.1%
Consumer Services
* Amazon.com Inc.	88,926	82,256	0.8%
Home Depot Inc.	280,024	43,712	0.4%
Comcast Corp. Class A	1,107,012	43,384	0.4%
Walt Disney Co.	361,730	41,816	0.4%
Wal-Mart Stores Inc.	353,660	26,588	0.2%
McDonald’s Corp.	189,619	26,533	0.2%
Consumer Services—Other †		485,231	4.5%
		749,520	6.9%
Financials
JPMorgan Chase & Co.	834,613	72,611	0.7%
Wells Fargo & Co.	1,165,502	62,751	0.6%
Bank of America Corp.	2,342,848	54,682	0.5%
* Berkshire Hathaway Inc. Class B	274,770	45,395	0.4%
Visa Inc. Class A	426,885	38,940	0.4%
Citigroup Inc.	640,062	37,840	0.3%
* Berkshire Hathaway Inc. Class A	105	26,017	0.2%

14

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Mastercard Inc. Class A	221,041	25,711	0.2%
Financials—Other †		766,809	7.1%
		1,130,756	10.4%
Health Care
Johnson & Johnson	635,180	78,426	0.7%
Pfizer Inc.	1,400,188	47,494	0.4%
Merck & Co. Inc.	642,553	40,050	0.4%
UnitedHealth Group Inc.	224,365	39,237	0.4%
Amgen Inc.	173,848	28,393	0.3%
Medtronic plc	316,920	26,333	0.2%
Health Care—Other †		455,792	4.2%
		715,725	6.6%
Industrials
General Electric Co.	2,046,403	59,325	0.5%
3M Co.	136,124	26,657	0.2%
Industrials—Other †		649,601	6.0%
		735,583	6.7%
Oil & Gas
Exxon Mobil Corp.	966,876	78,945	0.7%
Chevron Corp.	438,343	46,771	0.5%
Oil & Gas—Other †		208,708	1.9%
		334,424	3.1%

[2]Other †		38	0.0%

Technology
Apple Inc.	1,218,394	175,022	1.6%
Microsoft Corp.	1,747,596	119,640	1.1%
* Facebook Inc. Class A	514,835	77,354	0.7%
* Alphabet Inc. Class A	71,281	65,901	0.6%
* Alphabet Inc. Class C	64,114	58,085	0.5%
Intel Corp.	1,087,810	39,324	0.4%
Cisco Systems Inc.	1,151,309	39,225	0.4%
International Business Machines Corp.	221,945	35,576	0.3%
Oracle Corp.	729,627	32,804	0.3%
Technology—Other †		390,197	3.6%
		1,033,128	9.5%
Telecommunications
AT&T Inc.	1,427,863	56,586	0.5%
Verizon Communications Inc.	945,309	43,399	0.4%
Telecommunications—Other †		17,434	0.2%
		117,419	1.1%

Utilities †		181,898	1.7%
		5,706,909	52.5%
Total Common Stocks (Cost $8,989,837)		10,779,321	99.1%[3]

15

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.034%	2,109,690	211,011	1.9%

6U.S. Government and Agency Obligations †			4,996	0.1%
Total Temporary Cash Investments (Cost $215,992)			216,007	2.0%[3]
Total Investments (Cost $9,205,829)			10,995,328	101.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			712
Receivables for Investment Securities Sold			364
Receivables for Accrued Income			25,240
Receivables for Capital Shares Issued			4,993
Other Assets			7,401
Total Other Assets			38,710	0.3%
Liabilities
Payables for Investment Securities Purchased			(25,844)
Collateral for Securities on Loan			(124,372)
Payables for Capital Shares Redeemed			(905)
Payables to Vanguard			(3,452)
Other Liabilities			(792)
Total Liabilities			(155,365)	(1.4%)
Net Assets			10,878,673	100.0%

At April 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				9,230,969
Undistributed Net Investment Income				18,533
Accumulated Net Realized Losses				(162,039)
Unrealized Appreciation (Depreciation)
Investment Securities				1,789,499
Futures Contracts				1,266
Forward Currency Contracts				556
Foreign Currencies				(111)
Net Assets				10,878,673

Investor Shares—Net Assets
Applicable to 49,826,401 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,344,000
Net Asset Value Per Share—Investor Shares				$26.97

16

Total World Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 114,143,793 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,554,404
Net Asset Value Per Share—ETF Shares	$66.18

Institutional Shares—Net Assets
Applicable to 14,650,768 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,980,269
Net Asset Value Per Share—Institutional Shares	$135.16

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $115,319,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $46,376,000, representing 0.4% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Includes $124,372,000 of collateral received for securities on loan.
6 Securities with a value of $4,347,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1,2]	105,520
Interest[2]	224
Securities Lending—Net	1,709
Total Income	107,453
Expenses
The Vanguard Group—Note B
Investment Advisory Services	978
Management and Administrative—Investor Shares	941
Management and Administrative—ETF Shares	2,353
Management and Administrative—Institutional Shares	579
Marketing and Distribution—Investor Shares	132
Marketing and Distribution—ETF Shares	208
Marketing and Distribution—Institutional Shares	29
Custodian Fees	616
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—ETF Shares	78
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	5,937
Net Investment Income	101,516
Realized Net Gain (Loss)
Investment Securities Sold[2]	47,679
Futures Contracts	6,781
Foreign Currencies and Forward Currency Contracts	(2,694)
Realized Net Gain (Loss)	51,766
Change in Unrealized Appreciation (Depreciation)
Investment Securities	963,993
Futures Contracts	679
Foreign Currencies and Forward Currency Contracts	1,735
Change in Unrealized Appreciation (Depreciation)	966,407
Net Increase (Decrease) in Net Assets Resulting from Operations	1,119,689
1 Dividends are net of foreign withholding taxes of $5,782,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $211,000, and ($227,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,516	208,257
Realized Net Gain (Loss)	51,766	6,772
Change in Unrealized Appreciation (Depreciation)	966,407	31,241
Net Increase (Decrease) in Net Assets Resulting from Operations	1,119,689	246,270
Distributions
Net Investment Income
Investor Shares	(12,885)	(22,429)
ETF Shares	(74,981)	(131,316)
Institutional Shares	(19,986)	(41,678)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(107,852)	(195,423)
Capital Share Transactions
Investor Shares	139,469	108,566
ETF Shares	747,336	1,073,261
Institutional Shares	172,094	(221,774)
Net Increase (Decrease) from Capital Share Transactions	1,058,899	960,053
Total Increase (Decrease)	2,070,736	1,010,900
Net Assets
Beginning of Period	8,807,937	7,797,037
End of Period[1]	10,878,673	8,807,937
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,533,000 and $25,728,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.30	$24.18	$24.82	$23.48	$19.46	$18.40
Investment Operations
Net Investment Income	. 253.565		.557	.571	.473	. 399
Net Realized and Unrealized Gain (Loss)
on Investments	2.692	.089	(.643)	1.340	4.084	1.263
Total from Investment Operations	2.945	.654	(.086)	1.911	4.557	1.662
Distributions
Dividends from Net Investment Income	(. 275)	(. 534)	(. 554)	(. 571)	(. 537)	(. 602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 275)	(. 534)	(. 554)	(. 571)	(. 537)	(. 602)
Net Asset Value, End of Period	$26.97	$24.30	$24.18	$24.82	$23.48	$19.46

Total Return[1]	12.19%	2.80%	-0.37%	8.20%	23.79%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,344	$1,078	$961	$844	$615	$364
Ratio of Total Expenses to
Average Net Assets	0.21%	0.21%	0.25%	0.27%	0.30%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.40%	2.31%	2.38%	2.28%	2.44%
Portfolio Turnover Rate [2]	4%	15%	7%	7%	12%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$59.62	$59.34	$60.89	$57.60	$47.76	$45.21
Investment Operations
Net Investment Income	.654	1.443	1.436	1.459	1.218	1.056
Net Realized and Unrealized Gain (Loss)
on Investments	6.616	.204	(1.562)	3.291	10.025	3.096
Total from Investment Operations	7.270	1.647	(.126)	4.750	11.243	4.152
Distributions
Dividends from Net Investment Income	(.710)	(1.367)	(1.424)	(1.460)	(1.403)	(1.602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.710)	(1.367)	(1.424)	(1.460)	(1.403)	(1.602)
Net Asset Value, End of Period	$66.18	$59.62	$59.34	$60.89	$57.60	$47.76

Total Return	12.26%	2.89%	-0.23%	8.31%	23.95%	9.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,554	$6,112	$5,008	$3,720	$2,837	$1,463
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.14%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.12%	2.50%	2.42%	2.48%	2.40%	2.60%
Portfolio Turnover Rate[1]	4%	15%	7%	7%	12%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$121.75	$121.18	$124.35	$117.63	$97.56	$92.36
Investment Operations
Net Investment Income	1.340	2.956	2.945	3.007	2.506	2.167
Net Realized and Unrealized Gain (Loss)
on Investments	13.525	.414	(3.189)	6.717	20.461	6.336
Total from Investment Operations	14.865	3.370	(.244)	9.724	22.967	8.503
Distributions
Dividends from Net Investment Income	(1.455)	(2.800)	(2.926)	(3.004)	(2.897)	(3.303)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.455)	(2.800)	(2.926)	(3.004)	(2.897)	(3.303)
Net Asset Value, End of Period	$135.16	$121.75	$121.18	$124.35	$117.63	$97.56

Total Return[1]	12.28%	2.88%	-0.22%	8.34%	23.95%	9.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,980	$1,617	$1,828	$1,277	$724	$325
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.13%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.51%	2.43%	2.50%	2.42%	2.62%
Portfolio Turnover Rate[2]	4%	15%	7%	7%	12%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

23

Total World Stock Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business

24

Total World Stock Index Fund

day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

25

Total World Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $712,000, representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	545,660	4,520,880	5,872
Common Stocks—United States	5,706,716	155	38
Temporary Cash Investments	211,011	4,996	—
Futures Contracts—Assets[1]	57	—	—
Futures Contracts—Liabilities[1]	(244)	—	—
Forward Currency Contracts—Assets	—	610	—
Forward Currency Contracts—Liabilities	—	(54)	—
Total	6,463,200	4,526,587	5,910
1 Represents variation margin on the last day of the reporting period.

26

Total World Stock Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	57	610	667
Other Liabilities	(244)	(54)	(298)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	6,781	—	6,781
Forward Currency Contracts	—	(1,837)	(1,837)
Realized Net Gain (Loss) on Derivatives	6,781	(1,837)	4,944

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	679	—	679
Forward Currency Contracts	—	1,359	1,359
Change in Unrealized Appreciation (Depreciation) on Derivatives	679	1,359	2,038

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	421	50,110	624
Dow Jones EURO STOXX 50 Index	June 2017	238	9,092	369
MSCI Emerging Market Index	June 2017	167	8,175	316
E-mini S&P Mid-Cap 400 Index	June 2017	41	7,093	84
Topix Index	June 2017	48	6,588	(95)
FTSE 100 Index	June 2017	49	4,542	(89)
S&P ASX 200 Index	June 2017	20	2,211	51
S&P TSX 60 Index	June 2017	14	9	6
				1,266

27

Total World Stock Index Fund

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, MSCI Emerging Market Index, E-mini S&P Mid-Cap 400 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/21/17	EUR	6,781	USD	7,260	146
Credit Suisse International	6/13/17	JPY	578,850	USD	5,103	99
The Toronto-Dominion Bank	6/21/17	GBP	2,706	USD	3,296	215
Bank of America, N.A.	6/21/17	EUR	1,805	USD	1,937	35
UBS AG	6/20/17	AUD	2,217	USD	1,675	(17)
Barclays Bank plc	6/13/17	JPY	172,370	USD	1,506	44
Barclays Bank plc	6/20/17	CAD	1,983	USD	1,473	(18)
JPMorgan Chase Bank, N.A.	6/21/17	GBP	800	USD	981	56
Barclays Bank plc	6/20/17	AUD	656	USD	496	(5)
Goldman Sachs International	6/20/17	CAD	547	USD	407	(6)
BNP Paribas	6/13/17	JPY	22,523	USD	198	4
BNP Paribas	6/21/17	GBP	126	USD	153	10
Citibank, N.A.	6/20/17	CAD	23	USD	17	—
BNP Paribas	6/21/17	USD	657	EUR	605	(4)
BNP Paribas	6/13/17	USD	276	JPY	30,590	1
BNP Paribas	6/21/17	USD	90	GBP	72	(4)
						556
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

28

Total World Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2017, the fund realized $49,101,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $166,213,000 to offset future net capital gains. Of this amount, $23,574,000 is subject to expiration dates; $7,777,000 may be used to offset future net capital gains through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $142,639,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $9,215,950,000. Net unrealized appreciation of investment securities for tax purposes was $1,779,378,000, consisting of unrealized gains of $2,250,422,000 on securities that had risen in value since their purchase and $471,044,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $1,345,010,000 of investment securities and sold $305,948,000 of investment securities, other than temporary cash investments. Purchases and sales include $807,466,000 and $95,550,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	242,574	9,450	274,726	11,758
Issued in Lieu of Cash Distributions	12,085	473	21,069	895
Redeemed	(115,190)	(4,480)	(187,229)	(8,007)
Net Increase (Decrease)—Investor Shares	139,469	5,443	108,566	4,646
ETF Shares
Issued	847,560	13,222	1,441,692	24,918
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(100,224)	(1,600)	(368,431)	(6,800)
Net Increase (Decrease)—ETF Shares	747,336	11,622	1,073,261	18,118
Institutional Shares
Issued	369,808	2,914	508,890	4,321
Issued in Lieu of Cash Distributions	17,952	140	37,475	318
Redeemed	(215,666)	(1,687)	(768,139)	(6,438)
Net Increase (Decrease)—Institutional Shares	172,094	1,367	(221,774)	(1,799)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,121.88	$1.10
ETF Shares	1,000.00	1,122.62	0.58
Institutional Shares	1,000.00	1,122.81	0.53
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2008, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

33

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

34

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE

Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
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All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
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otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
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calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062017

Semiannual Report | April 30, 2017

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
FTSE All-World ex-US Index Fund.	7
FTSE All-World ex-US Small-Cap Index Fund.	33
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangements.	56
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund each returned more than 10%.

• Both funds closely tracked their target indexes. The FTSE All-World ex-US Small-Cap Index Fund’s results trailed the average return of peer funds, while the FTSE All-World ex-US Index Fund performed in line with its peers.

• European stocks were among the strongest performers for both funds amid signs of improving economic conditions in Europe. U.K. stocks were one of the standouts, helped by a British pound that strengthened against the U.S. dollar during the period.

• Emerging markets stocks, as well as stocks in the developed markets of the Pacific region, delivered solid gains, but they trailed the outsize returns recorded by European stocks.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	10.59%
ETF Shares
Market Price	10.62
Net Asset Value	10.64
Admiral™ Shares	10.63
Institutional Shares	10.63
Institutional Plus Shares	10.65
FTSE All-World ex US Index	10.55
International Funds Average	10.62
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	10.80%
ETF Shares
Market Price	10.94
Net Asset Value	10.87
Institutional Shares	10.87
FTSE Global Small Cap ex US Index	10.70
International Small-Cap Funds Average	11.75
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.23%	0.11%	0.11%	0.10%	0.07%	1.34%
FTSE All-World ex-US Small-Cap
Index Fund	0.27	0.13	—	0.12	—	1.56

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.23% for
Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares; and
for the FTSE All-World ex-US Small-Cap Index Fund, 0.28% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The
peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end
2016.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund,
International Small-Cap Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.23%	0.11%	0.11%	0.10%	0.07%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,594	2,467
Median Market Cap	$29.1B	$29.9B
Price/Earnings Ratio	20.0x	19.8x
Price/Book Ratio	1.6x	1.6x
Return on Equity	13.7%	13.8%
Earnings Growth
Rate	6.4%	6.6%
Dividend Yield	2.9%	2.9%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.7%	7.7%
Consumer Goods	16.7	16.7
Consumer Services	7.8	7.8
Financials	26.5	26.5
Health Care	7.8	7.8
Industrials	13.9	13.9
Oil & Gas	6.5	6.5
Technology	5.5	5.5
Telecommunications	4.2	4.2
Utilities	3.4	3.4

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.2%
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.1
Royal Dutch Shell plc	Integrated Oil & Gas	1.1
Roche Holding AG	Pharmaceuticals	1.0
Novartis AG	Pharmaceuticals	0.9
Tencent Holdings Ltd.	Internet	0.9
HSBC Holdings plc	Banks	0.8
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.8
Toyota Motor Corp.	Automobiles	0.8
Unilever	Personal Products	0.7
Top Ten		9.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares,
0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

FTSE All-World ex-US Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	12.9%	12.9%
France	7.1	6.9
Germany	6.7	6.7
Switzerland	6.2	6.2
Spain	2.4	2.4
Netherlands	2.2	2.3
Sweden	2.0	2.0
Italy	1.6	1.6
Denmark	1.2	1.2
Other	2.5	2.5
Subtotal	44.8%	44.7%
Pacific
Japan	17.2%	17.2%
Australia	5.3	5.3
South Korea	3.4	3.5
Hong Kong	2.7	2.7
Other	1.1	1.1
Subtotal	29.7%	29.8%
Emerging Markets
China	4.9%	4.9%
Taiwan	2.9	2.8
India	2.4	2.4
Brazil	1.8	1.8
South Africa	1.7	1.7
Other	5.4	5.4
Subtotal	19.1%	19.0%
North America
Canada	5.8%	5.9%
Middle East
Other	0.6%	0.6%

8

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2017

Note: For 2017, performance data reflect the six months ended April 30, 2017.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	3/8/2007	13.78%	4.59%	1.56%
ETF Shares	3/2/2007
Market Price		14.18	4.74	1.67
Net Asset Value		13.94	4.74	1.71
Admiral Shares	9/27/2011	13.89	4.73	6.75[1]
Institutional Shares	4/30/2007	13.93	4.75	1.37[1]
Institutional Plus Shares	12/16/2010	13.97	4.78	3.46[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,613,711	170,712	0.6%
Westpac Banking Corp.	5,093,009	133,512	0.4%
Australia & New Zealand Banking Group Ltd.	4,455,560	109,068	0.4%
National Australia Bank Ltd.	4,013,397	101,869	0.3%
BHP Billiton Ltd.	4,876,132	86,814	0.3%
Australia—Other †		967,377	3.2%
		1,569,352	5.2%

Austria †		47,002	0.2%

Belgium
Anheuser-Busch InBev SA/NV	1,210,644	136,525	0.5%
Belgium—Other †		119,849	0.4%
		256,374	0.9%
Brazil
CPFL Energia SA	454,092	3,720	0.0%
Brazil—Other †		521,478	1.8%
		525,198	1.8%
Canada
Royal Bank of Canada	2,244,698	153,703	0.5%
Toronto-Dominion Bank	2,799,924	131,745	0.4%
Enbridge Inc.	2,469,294	102,350	0.4%
Bank of Nova Scotia	1,834,859	101,996	0.3%
1 Canada—Other †		1,254,777	4.2%
		1,744,571	5.8%

Chile †		81,838	0.3%

10

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
	Tencent Holdings Ltd.	8,195,787	256,801	0.9%
	China Construction Bank Corp.	138,765,544	112,631	0.4%
	China Mobile Ltd.	8,085,067	86,079	0.3%
	Industrial & Commercial Bank of China Ltd.	109,408,640	71,320	0.3%
	Bank of China Ltd.	114,317,788	55,297	0.2%
	China Life Insurance Co. Ltd.	11,314,341	34,421	0.1%
	China Petroleum & Chemical Corp.	38,775,284	31,488	0.1%
	CNOOC Ltd.	24,488,400	28,568	0.1%
	PetroChina Co. Ltd.	32,001,234	22,483	0.1%
	Agricultural Bank of China Ltd.	39,037,233	17,996	0.1%
	China Overseas Land & Investment Ltd.	5,911,820	17,148	0.1%
	China Shenhua Energy Co. Ltd.	5,257,388	12,238	0.1%
	China Telecom Corp. Ltd.	24,857,541	12,125	0.1%
	China Resources Land Ltd.	4,189,214	11,608	0.1%
	PICC Property & Casualty Co. Ltd.	7,114,396	11,436	0.1%
	CITIC Ltd.	7,636,275	11,073	0.1%
	China Unicom Hong Kong Ltd.	8,546,713	11,060	0.0%
	China Communications Construction Co. Ltd.	6,776,026	9,304	0.0%
	China CITIC Bank Corp. Ltd.	12,825,362	8,119	0.0%
	Sinopharm Group Co. Ltd.	1,663,703	7,457	0.0%
*	China Resources Beer Holdings Co. Ltd.	2,525,860	6,074	0.0%
	CRRC Corp. Ltd.	6,111,053	5,955	0.0%
	China Cinda Asset Management Co. Ltd.	15,513,693	5,897	0.0%
	China Resources Power Holdings Co. Ltd.	3,222,409	5,802	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	2,323,364	5,785	0.0%
1	People’s Insurance Co. Group of China Ltd.	13,562,161	5,589	0.0%
	China Everbright International Ltd.	4,077,967	5,507	0.0%
	China Merchants Port Holdings Co. Ltd.	1,902,031	5,434	0.0%
1	China Galaxy Securities Co. Ltd.	5,870,777	5,350	0.0%
1	CGN Power Co. Ltd.	16,326,267	4,926	0.0%
	China State Construction International Holdings Ltd.	2,680,727	4,858	0.0%
	China Railway Group Ltd.	5,673,352	4,798	0.0%
*,1	Postal Savings Bank of China Co. Ltd.	7,275,000	4,728	0.0%
	Dongfeng Motor Group Co. Ltd.	4,492,627	4,719	0.0%
	China Resources Gas Group Ltd.	1,198,547	4,039	0.0%
	China Railway Construction Corp. Ltd.	2,827,245	3,948	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	753,509	3,874	0.0%
*,1	China Huarong Asset Management Co. Ltd.	9,153,874	3,852	0.0%
	China Longyuan Power Group Corp. Ltd.	4,946,785	3,803	0.0%
	Kunlun Energy Co. Ltd.	4,189,523	3,781	0.0%
	Beijing Capital International Airport Co. Ltd.	2,214,557	3,124	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	5,218,331	2,916	0.0%
^	AviChina Industry & Technology Co. Ltd.	3,652,954	2,435	0.0%
	China Jinmao Holdings Group Ltd.	7,480,005	2,419	0.0%
	Air China Ltd.	2,736,115	2,419	0.0%
	China Oilfield Services Ltd.	2,612,300	2,405	0.0%
^	China Reinsurance Group Corp.	10,063,576	2,314	0.0%
	China Everbright Bank Co. Ltd.	4,932,872	2,312	0.0%
	Huaneng Renewables Corp. Ltd.	5,977,075	2,086	0.0%
1	Sinopec Engineering Group Co. Ltd.	2,134,381	2,086	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	1,462,351	1,936	0.0%
	China Power International Development Ltd.	4,905,787	1,828	0.0%
1	China Railway Signal & Communication Corp. Ltd.	2,246,068	1,754	0.0%
	China Southern Airlines Co. Ltd.	2,593,017	1,724	0.0%

11

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Resources Cement Holdings Ltd.	2,821,334	1,543	0.0%
	Metallurgical Corp. of China Ltd.	4,095,562	1,513	0.0%
*	China Agri-Industries Holdings Ltd.	3,033,447	1,500	0.0%
*	China Coal Energy Co. Ltd.	3,075,638	1,493	0.0%
^	China Eastern Airlines Corp. Ltd.	2,309,145	1,210	0.0%
^	Sinotrans Ltd.	2,648,860	1,190	0.0%
*,^	Angang Steel Co. Ltd.	1,575,537	1,057	0.0%
	China Machinery Engineering Corp.	1,415,516	1,055	0.0%
	Huadian Fuxin Energy Corp. Ltd.	3,576,005	827	0.0%
	China BlueChemical Ltd.	2,631,895	754	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	332,873	663	0.0%
	China National Materials Co. Ltd.	1,580,369	554	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	308,442	459	0.0%
	China National Accord Medicines Corp. Ltd. Class B	74,430	449	0.0%
*	CITIC Resources Holdings Ltd.	3,012,222	364	0.0%
	China Foods Ltd.	918,843	354	0.0%
^	Sinofert Holdings Ltd.	2,319,208	310	0.0%
1	China—Other †		469,305	1.6%
			1,443,729	4.8%

Colombia †			31,109	0.1%

[1]Czech Republic †			11,923	0.0%

Denmark
	Novo Nordisk A/S Class B	2,801,971	109,100	0.4%
1	Denmark—Other †		241,322	0.8%
			350,422	1.2%

Egypt †			10,485	0.0%

Finland †			218,024	0.7%

France
	TOTAL SA	3,336,309	171,264	0.6%
	Sanofi	1,694,843	160,152	0.5%
	BNP Paribas SA	1,482,934	104,661	0.4%
	LVMH Moet Hennessy Louis Vuitton SE	380,059	93,825	0.3%
1	France—Other †		1,563,840	5.2%
			2,093,742	7.0%
Germany
	Siemens AG	1,153,897	165,519	0.5%
	Bayer AG	1,255,829	155,388	0.5%
	BASF SE	1,400,729	136,458	0.5%
	SAP SE	1,356,189	135,844	0.5%
	Allianz SE	690,872	131,527	0.4%
	Daimler AG	1,562,371	116,419	0.4%
1	Germany—Other †		1,137,807	3.8%
			1,978,962	6.6%

Greece †			24,682	0.1%

12

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Hong Kong
AIA Group Ltd.	18,290,852	126,599	0.4%
BOC Hong Kong Holdings Ltd.	5,466,196	22,464	0.1%
1 BOC Aviation Ltd.	304,000	1,622	0.0%
^ China Travel International Investment Hong Kong Ltd.	3,505,542	1,013	0.0%
1 Hong Kong—Other †		643,870	2.2%
		795,568	2.7%

Hungary †		20,799	0.1%

India
Nestle India Ltd.	34,418	3,583	0.0%
1 India—Other †		718,611	2.4%
		722,194	2.4%

Indonesia †		161,867	0.5%

Ireland †		47,278	0.2%

Israel †		111,190	0.4%

[1]Italy †		485,605	1.6%

Japan
Toyota Motor Corp.	4,148,591	224,525	0.8%
Mitsubishi UFJ Financial Group Inc.	20,397,059	129,248	0.4%
SoftBank Group Corp.	1,308,068	99,220	0.3%
Chugai Pharmaceutical Co. Ltd.	332,564	11,817	0.0%
Japan—Other †		4,620,898	15.5%
		5,085,708	17.0%

[1]Malaysia †		202,365	0.7%

Malta †		—	0.0%

[1]Mexico †		259,707	0.9%

Netherlands
Unilever NV	2,363,347	123,805	0.4%
ING Groep NV	5,863,818	95,578	0.3%
1 Netherlands—Other †		417,689	1.4%
		637,072	2.1%

New Zealand †		49,767	0.2%

Norway †		121,117	0.4%

Other[2]
3 Vanguard FTSE Emerging Markets ETF	1,411,761	56,950	0.2%

Pakistan †		6,321	0.0%

Peru †		19,167	0.1%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Philippines †		85,223	0.3%

Poland †		90,898	0.3%

Portugal †		33,191	0.1%

Qatar †		56,467	0.2%

Russia †		269,126	0.9%

Singapore †		273,057	0.9%

South Africa
Naspers Ltd.	652,011	123,981	0.4%
South Africa—Other †		382,249	1.3%
		506,230	1.7%
South Korea
Samsung Electronics Co. Ltd. GDR	229,457	225,154	0.8%
Samsung Electronics Co. Ltd.	38,606	75,684	0.2%
Samsung Electronics Co. Ltd. Preference Shares	26,828	41,313	0.1%
1 South Korea—Other †		686,262	2.3%
		1,028,413	3.4%
Spain
Banco Santander SA	21,876,419	142,567	0.5%
1 Spain—Other †		561,162	1.9%
		703,729	2.4%

Sweden †		605,942	2.0%

Switzerland
* Nestle SA	4,681,546	360,575	1.2%
Roche Holding AG	1,076,098	281,577	1.0%
Novartis AG	3,587,893	276,214	0.9%
UBS Group AG	5,280,559	90,144	0.3%
Roche Holding AG (Bearer)	31,894	8,356	0.0%
1 Switzerland—Other †		824,563	2.8%
		1,841,429	6.2%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,713,210	188,936	0.6%
Taiwan—Other †		654,486	2.2%
		843,422	2.8%

Thailand †		207,512	0.7%

Turkey †		77,065	0.3%

United Arab Emirates †		63,731	0.2%

United Kingdom
HSBC Holdings plc	30,448,577	251,089	0.8%
British American Tobacco plc	2,830,182	191,217	0.6%
Royal Dutch Shell plc Class A	6,724,479	174,625	0.6%
BP plc	28,974,571	165,869	0.6%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Royal Dutch Shell plc Class B		5,686,647	151,305	0.5%
GlaxoSmithKline plc		7,455,288	150,059	0.5%
AstraZeneca plc		1,915,938	114,745	0.4%
Diageo plc		3,823,614	111,295	0.4%
Vodafone Group plc		40,329,118	103,874	0.3%
Unilever plc		1,831,851	94,246	0.3%
Lloyds Banking Group plc		102,555,229	92,149	0.3%
Reckitt Benckiser Group plc		954,426	87,939	0.3%
Prudential plc		3,914,858	86,886	0.3%
1 United Kingdom—Other †			2,030,809	6.8%
			3,806,107	12.7%
Total Common Stocks (Cost $27,113,551)			29,661,630	99.3%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	1.034%	6,354,817	635,609	2.1%

7U.S. Government and Agency Obligations †			15,295	0.1%
Total Temporary Cash Investments (Cost $650,847)			650,904	2.2%[4]
Total Investments (Cost $27,764,398)			30,312,534	101.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,959
Receivables for Investment Securities Sold			8
Receivables for Accrued Income			129,224
Receivables for Capital Shares Issued			11,841
Other Assets			37,980
Total Other Assets			181,012	0.6%
Liabilities
Payables for Investment Securities Purchased			(49,249)
Collateral for Securities on Loan			(542,166)
Payables for Capital Shares Redeemed			(29,658)
Payables to Vanguard			(13,544)
Other Liabilities			(1,335)
Total Liabilities			(635,952)	(2.1%)
Net Assets			29,857,594	100.0%

15

FTSE All-World ex-US Index Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	28,533,184
Undistributed Net Investment Income	100,483
Accumulated Net Realized Losses	(1,329,840)
Unrealized Appreciation (Depreciation)
Investment Securities	2,548,136
Futures Contracts	2,779
Forward Currency Contracts	4,394
Foreign Currencies	(1,542)
Net Assets	29,857,594

Investor Shares—Net Assets
Applicable to 30,555,126 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	587,856
Net Asset Value Per Share—Investor Shares	$19.24

ETF Shares—Net Assets
Applicable to 362,508,376 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,677,733
Net Asset Value Per Share—ETF Shares	$48.77

Admiral Shares—Net Assets
Applicable to 143,496,119 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,349,651
Net Asset Value Per Share—Admiral Shares	$30.31

Institutional Shares—Net Assets
Applicable to 50,684,096 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,870,140
Net Asset Value Per Share—Institutional Shares	$96.09

16

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 23,313,253 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,372,214
Net Asset Value Per Share—Institutional Plus Shares	$101.75

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $495,170,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $208,314,000, representing 0.7% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Includes $542,166,000 of collateral received for securities on loan.
7 Securities with a value of $10,781,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1,2]	347,760
Interest[2]	348
Securities Lending—Net	6,183
Total Income	354,291
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,496
Management and Administrative—Investor Shares	460
Management and Administrative—ETF Shares	5,835
Management and Administrative—Admiral Shares	1,294
Management and Administrative—Institutional Shares	1,647
Management and Administrative—Institutional Plus Shares	433
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—ETF Shares	412
Marketing and Distribution—Admiral Shares	201
Marketing and Distribution—Institutional Shares	53
Marketing and Distribution—Institutional Plus Shares	15
Custodian Fees	2,241
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—ETF Shares	99
Shareholders’ Reports—Admiral Shares	142
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	5
Trustees’ Fees and Expenses	8
Total Expenses	14,430
Net Investment Income	339,861
Realized Net Gain (Loss)
Investment Securities Sold[2]	(55,593)
Futures Contracts	21,626
Foreign Currencies and Forward Currency Contracts	(20,168)
Realized Net Gain (Loss)	(54,135)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,472,831
Futures Contracts	(3,373)
Foreign Currencies and Forward Currency Contracts	13,567
Change in Unrealized Appreciation (Depreciation)	2,483,025
Net Increase (Decrease) in Net Assets Resulting from Operations	2,768,751
1 Dividends are net of foreign withholding taxes of $34,425,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $293,000, $284,000, and $18,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	339,861	714,705
Realized Net Gain (Loss)	(54,135)	37,290
Change in Unrealized Appreciation (Depreciation)	2,483,025	(527,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,768,751	224,983
Distributions
Net Investment Income
Investor Shares	(5,745)	(15,116)
ETF Shares	(176,204)	(386,248)
Admiral Shares	(44,132)	(95,215)
Institutional Shares	(53,524)	(126,359)
Institutional Plus Shares	(26,500)	(70,228)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(306,105)	(693,166)
Capital Share Transactions
Investor Shares	9,093	(24,599)
ETF Shares	2,266,130	768,493
Admiral Shares	352,562	512,292
Institutional Shares	24,278	7,308
Institutional Plus Shares	(51,563)	(383,469)
Net Increase (Decrease) from Capital Share Transactions	2,600,500	880,025
Total Increase (Decrease)	5,063,146	411,842
Net Assets
Beginning of Period	24,794,448	24,382,606
End of Period[1]	29,857,594	24,794,448
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $100,483,000 and $71,432,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.59	$17.92	$19.40	$19.81	$17.03	$16.95
Investment Operations
Net Investment Income	. 214	. 494	. 502	. 627[1]	.482	.448
Net Realized and Unrealized Gain (Loss)
on Investments	1.631	(.341)	(1.484)	(.413)	2.850	.397
Total from Investment Operations	1.845	.153	(.982)	.214	3.332	.845
Distributions
Dividends from Net Investment Income	(.195)	(. 483)	(. 498)	(. 624)	(. 552)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.195)	(. 483)	(. 498)	(. 624)	(. 552)	(.765)
Net Asset Value, End of Period	$19.24	$17.59	$17.92	$19.40	$19.81	$17.03

Total Return[2]	10.59%	0.98%	-5.16%	1.05%	19.97%	5.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$588	$530	$565	$552	$637	$543
Ratio of Total Expenses to
Average Net Assets	0.23%	0.23%	0.26%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.89%	2.70%	3.18%[1]	2.69%	3.13%
Portfolio Turnover Rate [3]	3%	5%	3%	4%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$44.60	$45.41	$49.17	$50.20	$43.21	$43.17
Investment Operations
Net Investment Income	.571	1.304	1.335	1.665[1]	1.295	1.324
Net Realized and Unrealized Gain (Loss)
on Investments	4.127	(.846)	(3.769)	(1.036)	7.204	.884
Total from Investment Operations	4.698	.458	(2.434)	.629	8.499	2.208
Distributions
Dividends from Net Investment Income	(.528)	(1.268)	(1.326)	(1.659)	(1.509)	(2.168)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.528)	(1.268)	(1.326)	(1.659)	(1.509)	(2.168)
Net Asset Value, End of Period	$48.77	$44.60	$45.41	$49.17	$50.20	$43.21

Total Return	10.64%	1.17%	-5.05%	1.21%	20.12%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,678	$13,983	$13,525	$12,453	$11,102	$7,400
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.13%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.51%	3.01%	2.83%	3.33%[1]	2.84%	3.28%
Portfolio Turnover Rate[2]	3%	5%	3%	4%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.72	$28.23	$30.57	$31.21	$26.86	$26.86
Investment Operations
Net Investment Income	. 355	. 811	. 832	1.037[1]	.805	.818
Net Realized and Unrealized Gain (Loss)
on Investments	2.563	(.532)	(2.346)	(.644)	4.487	.543
Total from Investment Operations	2.918	.279	(1.514)	.393	5.292	1.361
Distributions
Dividends from Net Investment Income	(. 328)	(.789)	(. 826)	(1.033)	(. 942)	(1.361)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 328)	(.789)	(. 826)	(1.033)	(. 942)	(1.361)
Net Asset Value, End of Period	$30.31	$27.72	$28.23	$30.57	$31.21	$26.86

Total Return[2]	10.63%	1.13%	-5.05%	1.23%	20.14%	5.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,350	$3,635	$3,163	$2,551	$1,909	$1,235
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.13%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.51%	3.01%	2.83%	3.33%[1]	2.84%	3.28%
Portfolio Turnover Rate [3]	3%	5%	3%	4%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$87.88	$89.48	$96.89	$98.93	$85.14	$85.10
Investment Operations
Net Investment Income	1.129	2.577	2.651	3.299[1]	2.577	2.628
Net Realized and Unrealized Gain (Loss)
on Investments	8.125	(1.669)	(7.429)	(2.049)	14.215	1.735
Total from Investment Operations	9.254	.908	(4.778)	1.250	16.792	4.363
Distributions
Dividends from Net Investment Income	(1.044)	(2.508)	(2.632)	(3.290)	(3.002)	(4.323)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.044)	(2.508)	(2.632)	(3.290)	(3.002)	(4.323)
Net Asset Value, End of Period	$96.09	$87.88	$89.48	$96.89	$98.93	$85.14

Total Return[2]	10.63%	1.15%	-5.03%	1.23%	20.16%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,870	$4,424	$4,501	$4,713	$4,687	$3,684
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.52%	3.02%	2.85%	3.35%[1]	2.87%	3.31%
Portfolio Turnover Rate [3]	3%	5%	3%	4%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$93.06	$94.75	$102.60	$104.76	$90.17	$90.15
Investment Operations
Net Investment Income	1.210	2.754	2.829	3.517[1]	2.749	2.809
Net Realized and Unrealized Gain (Loss)
on Investments	8.604	(1.767)	(7.869)	(2.169)	15.050	1.829
Total from Investment Operations	9.814	.987	(5.040)	1.348	17.799	4.638
Distributions
Dividends from Net Investment Income	(1.124)	(2.677)	(2.810)	(3.508)	(3.209)	(4.618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.124)	(2.677)	(2.810)	(3.508)	(3.209)	(4.618)
Net Asset Value, End of Period	$101.75	$93.06	$94.75	$102.60	$104.76	$90.17

Total Return[2]	10.65%	1.18%	-5.01%	1.25%	20.18%	5.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,372	$2,222	$2,628	$2,122	$1,671	$1,274
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.55%	3.05%	2.87%	3.37%[1]	2.89%	3.33%
Portfolio Turnover Rate [3]	3%	5%	3%	4%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

25

FTSE All-World ex-US Index Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

26

FTSE All-World ex-US Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

27

FTSE All-World ex-US Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,959,000, representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,661,590	—	—
Common Stocks—Other	456,403	26,514,927	28,710
Temporary Cash Investments	635,609	15,295	—
Futures Contracts—Assets[1]	174	—	—
Futures Contracts—Liabilities[1]	(451)	—	—
Forward Currency Contracts—Assets	—	5,095	—
Forward Currency Contracts—Liabilities	—	(701)	—
Total	3,753,325	26,534,616	28,710
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $275,890,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $308,860,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

28

FTSE All-World ex-US Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	174	5,095	5,269
Other Liabilities	(451)	(701)	(1,152)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	21,626	—	21,626
Forward Currency Contracts	—	(15,480)	(15,480)
Realized Net Gain (Loss) on Derivatives	21,626	(15,480)	6,146

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,373)	—	(3,373)
Forward Currency Contracts	—	11,671	11,671
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,373)	11,671	8,298

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	June 2017	2,009	76,745	3,143
Topix Index	June 2017	407	55,863	(329)
FTSE 100 Index	June 2017	407	37,728	(499)
S&P ASX 200 Index	June 2017	174	19,236	464
				2,779

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

29

FTSE All-World ex-US Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/21/17	EUR	49,631	USD	53,142	1,069
The Toronto-Dominion Bank	6/13/17	JPY	3,286,721	USD	28,977	559
The Toronto-Dominion Bank	6/21/17	GBP	19,866	USD	24,196	1,575
The Toronto-Dominion Bank	6/20/17	AUD	20,122	USD	15,186	(133)
Barclays Bank plc	6/21/17	EUR	12,198	USD	13,070	253
BNP Paribas	6/21/17	EUR	10,860	USD	11,627	236
BNP Paribas	6/13/17	JPY	978,880	USD	8,832	(35)
Goldman Sachs International	6/13/17	JPY	975,360	USD	8,832	(67)
BNP Paribas	6/13/17	JPY	769,750	USD	6,712	205
Barclays Bank plc	6/21/17	GBP	4,584	USD	5,735	210
JPMorgan Chase Bank, N.A.	6/21/17	GBP	4,043	USD	5,027	218
Barclays Bank plc	6/13/17	JPY	568,690	USD	5,013	98
Citibank, N.A.	6/21/17	GBP	3,777	USD	4,604	295
Barclays Bank plc	6/20/17	AUD	4,814	USD	3,652	(51)
JPMorgan Chase Bank, N.A.	6/13/17	JPY	414,035	USD	3,647	74
Bank of America, N.A.	6/21/17	EUR	3,205	USD	3,444	57
BNP Paribas	6/20/17	AUD	3,342	USD	2,551	(50)
BNP Paribas	6/21/17	GBP	1,048	USD	1,277	82
Barclays Bank plc	6/13/17	USD	42,429	JPY	4,711,957	85
BNP Paribas	6/21/17	USD	9,051	EUR	8,447	(175)
UBS AG	6/13/17	USD	6,533	JPY	722,160	43
Barclays Bank plc	6/21/17	USD	4,683	GBP	3,756	(190)
Goldman Sachs International	6/20/17	USD	2,429	AUD	3,214	25
Morgan Stanley Capital Services LLC	6/13/17	USD	1,931	JPY	213,643	11
						4,394
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $3,668,000 in connection with open forward currency contracts.

30

FTSE All-World ex-US Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2017, the fund realized net foreign currency losses of $4,688,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $1,284,197,000 to offset future net capital gains. Of this amount, $249,855,000 is subject to expiration dates; $138,065,000 may be used to offset future net capital gains through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $1,034,342,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $27,828,131,000. Net unrealized appreciation of investment securities for tax purposes was $2,484,403,000, consisting of unrealized gains of $5,352,910,000 on securities that had risen in value since their purchase and $2,868,507,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $3,029,630,000 of investment securities and sold $391,226,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,930,244,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	89,441	4,920	150,674	8,858
Issued in Lieu of Cash Distributions	5,564	314	14,669	866
Redeemed	(85,912)	(4,796)	(189,942)	(11,169)
Net Increase (Decrease)—Investor Shares	9,093	438	(24,599)	(1,445)
ETF Shares
Issued	2,266,130	48,979	1,251,872	27,991
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(483,379)	(12,300)
Net Increase (Decrease)—ETF Shares	2,266,130	48,979	768,493	15,691
Admiral Shares
Issued	759,015	26,691	1,345,709	50,503
Issued in Lieu of Cash Distributions	37,192	1,330	79,969	2,993
Redeemed	(443,645)	(15,669)	(913,386)	(34,390)
Net Increase (Decrease)—Admiral Shares	352,562	12,352	512,292	19,106
Institutional Shares
Issued	419,265	4,655	920,593	10,694
Issued in Lieu of Cash Distributions	48,464	547	114,255	1,350
Redeemed	(443,451)	(4,865)	(1,027,540)	(11,995)
Net Increase (Decrease)—Institutional Shares	24,278	337	7,308	49
Institutional Plus Shares
Issued	257,315	2,653	586,317	6,493
Issued in Lieu of Cash Distributions	23,248	249	64,624	721
Redeemed	(332,126)	(3,469)	(1,034,410)	(11,072)
Net Increase (Decrease)—Institutional Plus Shares	(51,563)	(567)	(383,469)	(3,858)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

32

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.27%	0.13%	0.12%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,501	3,358
Median Market Cap	$1.6B	$1.6B
Price/Earnings Ratio	26.6x	26.6x
Price/Book Ratio	1.5x	1.5x
Return on Equity	11.9%	11.9%
Earnings Growth Rate	10.6%	10.6%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	14%	—
Short-Term Reserves	-0.4%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	9.1%	9.2%
Consumer Goods	11.5	11.5
Consumer Services	11.7	11.7
Financials	20.6	20.5
Health Care	6.5	6.5
Industrials	24.4	24.4
Oil & Gas	4.7	4.7
Technology	7.8	7.8
Telecommunications	1.1	1.1
Utilities	2.6	2.6

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Open Text Corp.	Software	0.4%
Dollarama Inc.	Specialty Retailers	0.4
CCL Industries Inc.	Containers &
	Packaging	0.3
First Quantum Minerals
Ltd.	Nonferrous Metals	0.3
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Onex Corp.	Diversified Industrials	0.3
Keyera Corp.	Exploration &
	Production	0.2
Spirax-Sarco Engineering
plc	Industrial Machinery	0.2
Seven Generations	Exploration &
Energy Ltd.	Production	0.2
H&R REIT	Industrial & Office
	REITs	0.2
Top Ten		2.8%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.28% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional
Shares.

33

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Europe
United Kingdom	12.6%	12.7%
Germany	4.1	4.0
Sweden	3.7	3.7
Switzerland	3.2	3.2
France	2.8	2.7
Italy	2.7	2.7
Netherlands	2.0	2.0
Spain	1.5	1.5
Denmark	1.3	1.3
Norway	1.3	1.3
Belgium	1.2	1.2
Finland	1.2	1.2
Other	1.6	1.6
Subtotal	39.2%	39.1%
Pacific
Japan	15.4%	15.3%
Australia	4.2	4.2
South Korea	4.1	4.1
Hong Kong	2.1	1.9
Singapore	1.3	1.3
Other	0.7	0.7
Subtotal	27.8%	27.5%
Emerging Markets
Taiwan	6.4%	6.5%
India	3.0	3.1
China	2.8	2.8
Thailand	1.5	1.5
Brazil	1.3	1.3
Malaysia	0.9	1.0
Other	3.7	3.8
Subtotal	19.6%	20.0%
North America
Canada	13.0%	13.0%
Middle East
Other	0.4%	0.4%

34

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2017

Note: For 2017, performance data reflect the six months ended April 30, 2017.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	12.26%	5.67%	11.55%
ETF Shares	4/2/2009
Market Price		13.12	5.84	11.81
Net Asset Value		12.47	5.85	11.76
Institutional Shares	4/2/2009	12.46	5.86	11.78

See Financial Highlights for dividend and capital gains information.

35

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1]Australia †		176,099	4.2%

Austria †		37,928	0.9%

Belgium †		49,942	1.2%

[1]Brazil †		52,379	1.2%

Canada
Open Text Corp.	469,990	16,296	0.4%
Dollarama Inc.	180,977	15,843	0.4%
CCL Industries Inc. Class B	58,370	13,512	0.3%
First Quantum Minerals Ltd.	1,236,359	11,783	0.3%
Gildan Activewear Inc.	412,095	11,553	0.3%
Onex Corp.	145,208	10,477	0.3%
Keyera Corp.	332,380	9,199	0.2%
* Seven Generations Energy Ltd. Class A	491,599	8,704	0.2%
H&R REIT	506,371	8,591	0.2%
^ PrairieSky Royalty Ltd.	383,872	8,366	0.2%
Industrial Alliance Insurance & Financial Services Inc.	188,541	7,954	0.2%
* Kinross Gold Corp.	2,221,673	7,731	0.2%
Methanex Corp.	161,756	7,433	0.2%
CAE Inc.	479,396	7,322	0.2%
AltaGas Ltd.	302,355	6,776	0.2%
^ Vermilion Energy Inc.	190,006	6,690	0.2%
WSP Global Inc.	180,332	6,570	0.2%
Algonquin Power & Utilities Corp.	655,190	6,206	0.1%
Veresen Inc.	555,090	6,193	0.1%
Element Fleet Management Corp.	684,272	6,010	0.1%
Lundin Mining Corp.	1,126,456	6,008	0.1%
^ Canadian Apartment Properties REIT	237,161	5,884	0.1%

36

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
^	Finning International Inc.	305,709	5,814	0.1%
	Canada—Other †		335,281	8.0%
			536,196	12.8%
Chile †			9,707	0.2%

[1]China †			112,759	2.7%
Colombia †			2,659	0.1%
Czech Republic †			1,046	0.0%
Denmark
	GN Store Nord A/S	261,192	6,789	0.2%
1	Denmark—Other †		48,362	1.1%
			55,151	1.3%
Egypt †			3,802	0.1%
Finland †			48,403	1.2%
France
	Rubis SCA	66,042	6,709	0.2%
*	Ubisoft Entertainment SA	136,616	6,472	0.2%
1	Euronext NV	124,980	6,131	0.1%
*,1	Elior Group	232,664	5,805	0.1%
1	France—Other †		87,727	2.1%
			112,844	2.7%
Germany
	STADA Arzneimittel AG	111,797	7,922	0.2%
	Rheinmetall AG	75,661	6,945	0.2%
	Freenet AG	190,362	5,974	0.1%
1	Germany—Other †		144,642	3.5%
			165,483	4.0%
Greece †			5,629	0.1%
[1]Hong Kong †			86,946	2.1%
[1]India †			125,759	3.0%
Indonesia †			28,703	0.7%
Ireland †			9,973	0.2%
Israel †			17,414	0.4%
Italy
^	Banco BPM SPA	2,724,191	7,956	0.2%
1	Italy—Other †		103,306	2.5%
			111,262	2.7%
Japan †			634,159	15.2%

37

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Malaysia †		39,130	0.9%
[1]Mexico †		17,588	0.4%
Netherlands
* Aalberts Industries NV	173,831	6,893	0.2%
1 Netherlands—Other †		75,515	1.8%
		82,408	2.0%
New Zealand †		28,439	0.7%
Norway
* Subsea 7 SA	487,796	8,039	0.2%
1 Norway—Other †		47,036	1.1%
		55,075	1.3%
Pakistan †		13,495	0.3%
Peru †		1,271	0.0%
Philippines †		15,849	0.4%
Poland †		10,367	0.2%
Portugal †		14,550	0.3%
Qatar †		1,035	0.0%
Russia †		3,047	0.1%
Singapore †		54,997	1.3%
South Africa †		27,899	0.7%

[1]South Korea †		170,465	4.1%
[1]Spain †		62,853	1.5%
Sweden
Castellum AB	484,513	6,635	0.2%
Elekta AB Class B	632,359	6,602	0.1%
1 Sweden—Other †		140,885	3.4%
		154,122	3.7%
Switzerland
Logitech International SA	256,308	8,566	0.2%
ams AG	109,690	7,057	0.2%
* Georg Fischer AG	7,329	6,911	0.2%
1 Switzerland—Other †		109,889	2.6%
		132,423	3.2%
Taiwan †		263,938	6.3%
[1]Thailand †		63,085	1.5%

38

	FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Turkey †			11,678	0.3%

	United Arab Emirates †			2,465	0.1%

	United Kingdom
	Spirax-Sarco Engineering plc		130,729	8,803	0.2%
	Spectris plc		211,717	7,570	0.2%
	BBA Aviation plc		1,843,411	7,436	0.2%
	Hiscox Ltd.		506,130	7,422	0.2%
	Phoenix Group Holdings		706,071	6,753	0.2%
*	Tullow Oil plc		2,476,613	6,719	0.2%
	UBM plc		696,091	6,402	0.2%
*	Metro Bank plc		132,699	6,050	0.1%
*	BTG plc		679,897	5,989	0.1%
	TP ICAP plc		995,856	5,918	0.1%
	Close Brothers Group plc		264,401	5,793	0.1%
1	United Kingdom—Other †			451,171	10.8%
				526,026	12.6%
	Total Common Stocks (Cost $3,899,657)			4,136,448	98.9%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	1.034%	2,952,461	295,305	7.1%

	5U.S. Government and Agency Obligations †			4,598	0.1%
	Total Temporary Cash Investments (Cost $299,853)			299,903	7.2%[2]
	Total Investments (Cost $4,199,510)			4,436,351	106.1%
	Other Assets and Liabilities
	Other Assets			23,648	0.6%
	Liabilities[3]			(279,472)	(6.7%)
				(255,824)	(6.1%)
	Net Assets			4,180,527	100.0%

39

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	4,141,046
Affiliated Vanguard Funds	295,305
Total Investments in Securities	4,436,351
Investment in Vanguard	272
Receivables for Investment Securities Sold	170
Receivables for Accrued Income	14,261
Receivables for Capital Shares Issued	480
Other Assets	8,465
Total Assets	4,459,999
Liabilities
Payables for Investment Securities Purchased	245
Collateral for Securities on Loan	276,579
Payables for Capital Shares Redeemed	235
Payables to Vanguard	1,814
Other Liabilities	599
Total Liabilities	279,472
Net Assets	4.180,527

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,097,027
Undistributed Net Investment Income	3,841
Accumulated Net Realized Losses	(157,792)
Unrealized Appreciation (Depreciation)
Investment Securities	236,841
Futures Contracts	583
Forward Currency Contracts	122
Foreign Currencies	(95)
Net Assets	4,180,527

Investor Shares—Net Assets
Applicable to 16,769,534 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	672,098
Net Asset Value Per Share—Investor Shares	$40.08

ETF Shares—Net Assets
Applicable to 31,759,676 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,337,211
Net Asset Value Per Share—ETF Shares	$105.08

40

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 852,722 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	171,218
Net Asset Value Per Share—Institutional Shares	$200.79

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $261,601,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $120,869,000, representing 2.9% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.2%, respectively, of net assets.
3 Includes $276,579,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $3,098,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1]	38,130
Interest[2]	114
Securities Lending—Net	5,457
Total Income	43,701
Expenses
The Vanguard Group—Note B
Investment Advisory Services	382
Management and Administrative—Investor Shares	578
Management and Administrative—ETF Shares	895
Management and Administrative—Institutional Shares	43
Marketing and Distribution—Investor Shares	58
Marketing and Distribution—ETF Shares	86
Marketing and Distribution—Institutional Shares	2
Custodian Fees	592
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—ETF Shares	159
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,810
Net Investment Income	40,891
Realized Net Gain (Loss)
Investment Securities Sold[2]	(427)
Futures Contracts	3,503
Foreign Currencies and Forward Currency Contracts	(1,040)
Realized Net Gain (Loss)	2,036
Change in Unrealized Appreciation (Depreciation)
Investment Securities	348,825
Futures Contracts	381
Foreign Currencies and Forward Currency Contracts	598
Change in Unrealized Appreciation (Depreciation)	349,804
Net Increase (Decrease) in Net Assets Resulting from Operations	392,731
1 Dividends are net of foreign withholding taxes of $3,733,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $103,000 and $6,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,891	85,788
Realized Net Gain (Loss)	2,036	3,810
Change in Unrealized Appreciation (Depreciation)	349,804	37,355
Net Increase (Decrease) in Net Assets Resulting from Operations	392,731	126,953
Distributions
Net Investment Income
Investor Shares	(8,281)	(12,013)
ETF Shares	(44,215)	(67,444)
Institutional Shares	(2,079)	(4,391)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(54,575)	(83,848)
Capital Share Transactions
Investor Shares	97,666	66,018
ETF Shares	414,949	211,232
Institutional Shares	(16,913)	9,188
Net Increase (Decrease) from Capital Share Transactions	495,702	286,438
Total Increase (Decrease)	833,858	329,543
Net Assets
Beginning of Period	3,346,669	3,017,126
End of Period[1]	4,180,527	3,346,669
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,841,000 and $16,204,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.74	$36.27	$38.10	$38.99	$33.21	$32.89
Investment Operations
Net Investment Income	. 405.933		.887	.909	.946	.798
Net Realized and Unrealized Gain (Loss)
on Investments[1]	3.492	.461	(1.769)	(.834)	5.947	.649
Total from Investment Operations	3.897	1.394	(.882)	.075	6.893	1.447
Distributions
Dividends from Net Investment Income	(. 557)	(. 924)	(. 948)	(. 965)	(1.113)	(1.127)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 557)	(. 924)	(. 948)	(. 965)	(1.113)	(1.127)
Net Asset Value, End of Period	$40.08	$36.74	$36.27	$38.10	$38.99	$33.21

Total Return[2]	10.80%	3.95%	-2.33%	0.15%	21.25%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$672	$520	$446	$382	$318	$232
Ratio of Total Expenses to
Average Net Assets	0.28%	0.27%	0.31%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.63%	2.41%	2.25%	2.58%	2.54%
Portfolio Turnover Rate [3]	14%	14%	9%	13%	19%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.01, and $.03. Effective July 25, 2014,
fees were eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$96.34	$95.09	$99.89	$102.21	$87.11	$86.38
Investment Operations
Net Investment Income	1.129	2.574	2.461	2.570	2.664	2.252
Net Realized and Unrealized Gain (Loss)
on Investments[1]	9.144	1.216	(4.634)	(2.169)	15.595	1.707
Total from Investment Operations	10.273	3.790	(2.173)	.401	18.259	3.959
Distributions
Dividends from Net Investment Income	(1.533)	(2.540)	(2.627)	(2.721)	(3.159)	(3.229)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.533)	(2.540)	(2.627)	(2.721)	(3.159)	(3.229)
Net Asset Value, End of Period	$105.08	$96.34	$95.09	$99.89	$102.21	$87.11

Total Return	10.87%	4.11%	-2.19%	0.34%	21.50%	4.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,337	$2,652	$2,407	$1,947	$1,723	$1,040
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.17%	0.19%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.16%	2.77%	2.55%	2.43%	2.78%	2.74%
Portfolio Turnover Rate [2]	14%	14%	9%	13%	19%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.04, $.03, and $.07. Effective July 25, 2014, fees were eliminated.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$184.07	$181.69	$190.87	$195.32	$166.39	$165.23
Investment Operations
Net Investment Income	2.162	4.937	4.756	4.933	5.100	4.244
Net Realized and Unrealized Gain (Loss)
on Investments[1]	17.481	2.326	(8.864)	(4.161)	29.812	3.315
Total from Investment Operations	19.643	7.263	(4.108)	.772	34.912	7.559
Distributions
Dividends from Net Investment Income	(2.923)	(4.883)	(5.072)	(5.222)	(5.982)	(6.399)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.923)	(4.883)	(5.072)	(5.222)	(5.982)	(6.399)
Net Asset Value, End of Period	$200.79	$184.07	$181.69	$190.87	$195.32	$166.39

Total Return[2]	10.87%	4.11%	-2.17%	0.34%	21.51%	5.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$175	$164	$57	$18	$15
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.18%	0.19%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.78%	2.57%	2.44%	2.79%	2.75%
Portfolio Turnover Rate [3]	14%	14%	9%	13%	19%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.06, $.07, and $.20. Effective July 25, 2014,
fees were eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

47

FTSE All-World ex-US Small-Cap Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

48

FTSE All-World ex-US Small-Cap Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

49

FTSE All-World ex-US Small-Cap Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $272,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	619,669	130	1
Common Stocks—Other	—	3,505,519	11,129
Temporary Cash Investments	295,305	4,598	—
Futures Contracts—Assets[1]	66	—	—
Futures Contracts—Liabilities[1]	(155)	—	—
Forward Currency Contracts—Assets	—	495	—
Forward Currency Contracts—Liabilities	—	(373)	—
Total	914,885	3,510,369	11,130
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $38,552,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $48,632,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

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FTSE All-World ex-US Small-Cap Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Other Assets	66	495	561
Other Liabilities	(155)	(373)	(528)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,503	—	3,503
Forward Currency Contracts	—	(736)	(736)
Realized Net Gain (Loss) on Derivatives	3,503	(736)	2,767

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	381	—	381
Forward Currency Contracts	—	378	378
Change in Unrealized Appreciation (Depreciation) on Derivatives	381	378	759

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	June 2017	354	13,523	353
MSCI Emerging Markets Index	June 2017	254	12,433	104
E-mini Russell 2000 Index	June 2017	116	8,111	86
Topix Index	June 2017	55	7,549	40
				583

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50, MSCI Emerging Markets Index, and E-mini Russell 2000 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

51

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/21/17	EUR	11,456	USD	12,266	247
JPMorgan Chase Bank, N.A.	6/21/17	EUR	4,723	USD	5,079	80
Credit Suisse International	6/13/17	JPY	520,992	USD	4,592	89
BNP Paribas	6/21/17	EUR	3,521	USD	3,850	(4)
BNP Paribas	6/13/17	JPY	314,770	USD	2,873	(44)
Barclays Bank plc	6/13/17	JPY	261,460	USD	2,356	(6)
Bank of America, N.A.	6/21/17	EUR	327	USD	351	6
BNP Paribas	6/13/17	JPY	18,771	USD	165	3
Barclays Bank plc	6/21/17	USD	14,235	EUR	13,295	(287)
Goldman Sachs International	6/13/17	USD	5,192	JPY	574,798	27
JPMorgan Chase Bank, N.A.	6/13/17	USD	2,445	JPY	267,460	41
Goldman Sachs International	6/21/17	USD	1,660	EUR	1,549	(32)
Morgan Stanley Capital Services LLC	6/13/17	USD	236	JPY	26,062	2
						122
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2017, the fund realized net foreign currency losses of $304,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2017, the fund realized gains on the sale of passive foreign investment companies of $1,661,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies had unrealized appreciation of $23,676,000 at April 30, 2017.

52

FTSE All-World ex-US Small-Cap Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $158,672,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $149,956,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $4,223,186,000. Net unrealized appreciation of investment securities for tax purposes was $213,165,000, consisting of unrealized gains of $654,301,000 on securities that had risen in value since their purchase and $441,136,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $719,843,000 of investment securities and sold $248,238,000 of investment securities, other than temporary cash investments. Purchases and sales include $296,010,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	144,734	3,885	147,789	4,161
Issued in Lieu of Cash Distributions	7,112	200	10,280	289
Redeemed	(54,180)	(1,454)	(92,051)	(2,604)
Net Increase (Decrease)—Investor Shares	97,666	2,631	66,018	1,846
ETF Shares
Issued	414,949	4,230	507,205	5,416
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(295,973)	(3,200)
Net Increase (Decrease)—ETF Shares	414,949	4,230	211,232	2,216
Institutional Shares
Issued	29,347	154	28,799	155
Issued in Lieu of Cash Distributions	2,079	12	3,148	18
Redeemed	(48,339)	(264)	(22,759)	(126)
Net Increase (Decrease) —Institutional Shares	(16,913)	(98)	9,188	47

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,105.87	$1.20
ETF Shares	1,000.00	1,106.36	0.57
Admiral Shares	1,000.00	1,106.30	0.57
Institutional Shares	1,000.00	1,106.34	0.52
Institutional Plus Shares	1,000.00	1,106.52	0.37
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,108.02	$1.46
ETF Shares	1,000.00	1,108.65	0.68
Institutional Shares	1,000.00	1,108.73	0.63
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
ETF Shares	1,000.00	1,024.25	0.55
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.45	0.35
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.41	$1.40
ETF Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for
Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.28% for Investor
Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

55

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

56

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

57

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

58

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

59

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062017

Semiannual Report | April 30, 2017

Vanguard Global ex-U.S. Real Estate

Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Global ex-U.S. Real Estate Index Fund returned more than 5% for the six months ended April 30, 2017, ahead of its benchmark but behind the average return of its peers. The fund’s return diverged from that of its benchmark index in part because of temporary pricing discrepancies arising from fair-value adjustments. Please see the Glossary entry for Fair-Value Pricing.

• All of the major regions generated positive results. The developed markets of Europe and the Pacific region, which together represented more than three-quarters of fund assets on average during the period, accounted for most of the fund’s return.

• On a country basis, the United Kingdom, which posted strong results despite lingering concerns about its exit from the European Union, contributed most to performance. Singapore and Israel also helped returns. Japan, which accounts for about 20% of the index, was the biggest detractor.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	5.26%
ETF Shares
Market Price	5.35
Net Asset Value	5.36
Admiral™ Shares	5.38
Institutional Shares	5.39
S&P Global ex-U.S. Property Index	5.16
International Real Estate Funds Average	5.72
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.35%	0.15%	0.15%	0.13%	1.36%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15%
for Admiral Shares, and 0.13% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2016.

Peer group: International Real Estate Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
			Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.35%	0.15%	0.15%	0.13%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	677	648
Median Market Cap	$6.1B	$6.0B
Price/Earnings Ratio	11.7x	11.7x
Price/Book Ratio	1.1x	1.1x
Return on Equity	10.3%	10.3%
Earnings Growth
Rate	9.6%	9.6%
Dividend Yield	3.5%	3.5%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	-0.3%	—

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.98	0.74
Beta	0.95	0.84
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.7%
Unibail-Rodamco SE	Retail REITs	2.4
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.4
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.2
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	2.0
Cheung Kong Property	Real Estate
Holdings Ltd.	Development	2.0
Scentre Group	Retail REITs	1.7
Vonovia SE	Real Estate
	Operating
	Companies	1.7
Link REIT	Retail REITs	1.6
Westfield Corp.	Retail REITs	1.3
Top Ten		20.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares.

7

Global ex-U.S. Real Estate Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.2%	7.1%
France	5.1	5.0
Germany	4.8	4.8
Sweden	2.0	1.9
Switzerland	1.6	1.5
Spain	1.2	1.2
Other	3.0	2.9
Subtotal	24.9%	24.4%
Pacific
Japan	21.6%	21.6%
Hong Kong	13.3	13.2
Australia	10.2	10.2
Singapore	6.3	6.1
Other	0.6	0.5
Subtotal	52.0%	51.6%
Emerging Markets
China	8.3%	8.0%
South Africa	1.8	1.8
Philippines	1.5	1.5
United Arab
Emirates	1.2	1.1
Thailand	1.1	0.9
Mexico	1.1	1.0
Other	4.0	4.0
Subtotal	19.0%	18.3%
North America
Canada	2.5%	2.4%
Middle East
Israel	1.0%	1.0%
Other	0.6%	2.3%
"Other" represents securities that are not classified by the fund's benchmark index.

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2017

Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	3.92%	6.69%	4.81%
Fee-Adjusted Returns		3.41	6.60	4.74
ETF Shares	11/1/2010
Market Price		4.50	6.87	4.92
Net Asset Value		4.17	6.84	4.96
Admiral Shares	2/10/2011	4.17	6.86	5.28
Fee-Adjusted Returns		3.66	6.76	5.20
Institutional Shares	4/19/2011	4.18	6.88	5.05
Fee-Adjusted Returns		3.67	6.78	4.97

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (10.1%)
Scentre Group	25,016,031	80,714
Westfield Corp.	8,983,995	61,095
Goodman Group	7,483,842	45,440
Stockland	11,300,992	41,015
Dexus Property Group	4,490,831	34,292
GPT Group	8,435,172	33,134
Vicinity Centres	15,353,665	33,094
LendLease Group	2,711,670	32,555
Mirvac Group	17,348,225	29,466
Investa Office Fund	2,869,013	10,200
Charter Hall Group	1,933,852	8,215
Shopping Centres
Australasia Property
Group	3,386,646	5,859
Charter Hall Retail REIT	1,564,824	5,238
BWP Trust	2,277,473	4,978
Aveo Group	2,011,517	4,744
Cromwell Property Group	6,106,180	4,434
Viva Energy REIT	1,960,696	3,539
Abacus Property Group	1,322,777	3,417
ALE Property Group	845,737	2,995
Growthpoint Properties
Australia Ltd.	1,189,808	2,912
National Storage REIT	2,276,006	2,538
Charter Hall Long Wale
REIT	753,494	2,251
Gateway Lifestyle	1,359,382	2,168
Folkestone Education
Trust	992,378	2,155
GDI Property Group	2,397,874	1,886
Arena REIT	1,051,876	1,677
Ingenia Communities
Group	802,173	1,644
Propertylink Group	2,561,536	1,533
Peet Ltd.	1,642,282	1,525
^ Hotel Property
Investments	609,565	1,350

	Astro Japan Property
	Group	237,527	1,186
^	Generation Healthcare
	REIT	642,896	1,093
	Cedar Woods Properties
	Ltd.	239,025	958
	Servcorp Ltd.	213,819	943
	Industria REIT	551,046	929
	Villa World Ltd.	515,027	895
	360 Capital Group Ltd.	809,216	576
	Sunland Group Ltd.	328,970	425
	Aspen Group	450,583	356
	Centuria Urban REIT	193,307	329
			473,753
Austria (0.7%)
	BUWOG AG	329,296	8,893
	IMMOFINANZ AG	4,097,407	8,518
	CA Immobilien Anlagen
	AG	340,553	7,458
	S IMMO AG	255,704	3,342
	Atrium European Real
	Estate Ltd.	792,728	3,338
*	UBM Development AG	16,427	615
			32,164
Belgium (0.8%)
	Cofinimmo SA	94,545	11,442
*	Warehouses De Pauw
	CVA	73,831	7,065
	Aedifica SA	83,511	6,565
	Befimmo SA	107,728	6,287
^	Retail Estates NV	29,251	2,390
	Intervest Offices
	& Warehouses NV	54,250	1,406
*	Montea SCA	26,838	1,365
*	Wereldhave Belgium NV	8,750	953
	Xior Student Housing NV	15,258	607
			38,080

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Brazil (0.7%)
	Multiplan
	Empreendimentos
	Imobiliarios SA	586,011	12,499
*	BR Malls Participacoes
	SA	2,388,914	10,575
*	Iguatemi Empresa de
	Shopping Centers SA	380,486	3,976
	Aliansce Shopping
	Centers SA	301,637	1,432
*	BR Properties SA	393,353	1,170
*	Sonae Sierra Brasil SA	94,865	648
	Helbor Empreendimentos
	SA	689,900	550
			30,850
Canada (2.5%)
	RioCan REIT	748,585	14,220
	H&R REIT	652,282	11,067
	First Capital Realty Inc.	646,592	9,398
^	Canadian Apartment
	Properties REIT	306,639	7,608
^	Smart REIT	296,145	7,020
	Canadian REIT	166,695	6,030
	Allied Properties REIT	197,143	5,290
	Cominar REIT	417,350	4,326
^	Tricon Capital Group Inc.	508,075	3,997
	Granite REIT	109,896	3,942
^	Boardwalk REIT	107,202	3,617
^	Dream Office REIT	252,831	3,599
	Artis REIT	351,645	3,498
	Morguard Corp.	24,292	3,434
^	Milestone Apartments
	REIT	185,732	3,014
	Pure Industrial Real Estate
	Trust	589,090	2,818
	Dream Global REIT	319,533	2,317
^	Crombie REIT	209,355	2,224
	Choice Properties REIT	209,274	2,133
^	Northview Apartment
	REIT	116,144	1,936
	Killam Apartment REIT	182,069	1,714
	NorthWest Healthcare
	Properties REIT	193,737	1,529
	CT REIT	141,533	1,519
*	DREAM Unlimited Corp.
	Class A	310,127	1,499
	Brookfield Canada Office
	Properties	61,849	1,473
	Morguard REIT	119,332	1,338
	InterRent REIT	179,611	1,036
	Slate Retail REIT	83,276	913
	Dream Industrial REIT	123,373	763
	Morguard North American
	Residential REIT	67,742	751
	Plaza Retail REIT	200,896	706

*	Mainstreet Equity Corp.	19,996	540
^	Slate Office REIT	87,715	525
	Agellan Commercial REIT	60,146	506
	OneREIT	164,483	451
			116,751
Chile (0.2%)
	Parque Arauco SA	2,809,562	7,354

China (8.2%)
	China Overseas Land
	& Investment Ltd.	20,135,710	58,405
	China Resources Land
	Ltd.	12,702,446	35,199
	Country Garden Holdings
	Co. Ltd.	36,129,163	34,361
^,*	China Evergrande Group	16,749,921	17,865
	China Vanke Co. Ltd.	6,181,854	15,665
	Sunac China Holdings
	Ltd.	8,528,378	11,107
^	Fullshare Holdings Ltd.	32,487,635	10,588
	Longfor Properties Co.
	Ltd.	5,701,208	9,865
	Shimao Property
	Holdings Ltd.	5,492,164	8,815
	Guangzhou R&F
	Properties Co. Ltd.	4,746,209	7,989
	Sino-Ocean Group
	Holding Ltd.	14,035,329	6,847
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co. Ltd.
	Class B	4,118,778	6,569
*	Future Land Holdings
	Co. Ltd. Class A	2,878,159	6,508
	Shenzhen Investment
	Ltd.	14,124,201	6,401
	China Jinmao Holdings
	Group Ltd.	19,652,054	6,356
^	Agile Group Holdings Ltd.	7,009,409	6,265
^,*	Goldin Properties
	Holdings Ltd.	5,736,020	6,228
2	Red Star Macalline Group
	Corp. Ltd.	4,992,800	5,337
	Yuexiu Property Co. Ltd.	29,347,094	4,975
	KWG Property Holding
	Ltd.	6,401,658	4,836
	SOHO China Ltd.	8,766,045	4,776
	CIFI Holdings Group
	Co. Ltd.	12,552,000	4,532
^,*	Zall Group Ltd.	8,021,574	4,486
*	Poly Property Group
	Co. Ltd.	9,170,048	3,757
	Shui On Land Ltd.	16,229,038	3,607
	Logan Property Holdings
	Co. Ltd.	6,085,984	3,485

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	K Wah International
	Holdings Ltd.	5,220,338	3,313
^,*	China Logistics Property
	Holdings Co. Ltd.	8,797,000	3,190
	Hopson Development
	Holdings Ltd.	3,218,710	3,065
	Yuexiu REIT	5,138,516	3,024
	Powerlong Real Estate
	Holdings Ltd.	6,290,139	2,959
^	China South City
	Holdings Ltd.	15,098,111	2,948
^,*	Greentown China
	Holdings Ltd.	2,869,314	2,757
^,*	Carnival Group
	International Holdings
	Ltd.	26,204,514	2,694
	China SCE Property
	Holdings Ltd.	6,990,766	2,640
^	Yuzhou Properties
	Co. Ltd.	5,783,000	2,637
	Joy City Property Ltd.	16,728,045	2,621
	C C Land Holdings Ltd.	8,852,500	2,274
^,*	China Overseas Grand
	Oceans Group Ltd.	4,400,386	2,254
^,*	China Oceanwide
	Holdings Ltd.	22,236,000	2,201
^	Future Land Development
	Holdings Ltd.	7,382,000	2,179
	Beijing Capital Land Ltd.	4,261,034	2,069
*	Tian An China Investment
	Co. Ltd.	2,537,761	2,050
^,*	Renhe Commercial
	Holdings Co. Ltd.	77,904,484	1,991
^	China Aoyuan Property
	Group Ltd.	5,982,000	1,845
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	1,180,155	1,724
	Times Property Holdings
	Ltd.	2,398,000	1,670
^	Spring REIT	3,983,000	1,663
	Road King Infrastructure
	Ltd.	1,074,000	1,593
*	Glorious Property
	Holdings Ltd.	13,325,036	1,558
^,2	Redco Properties Group
	Ltd.	3,862,000	1,514
^,*	Beijing Enterprises
	Medical & Health Group
	Ltd.	19,824,000	1,502
2	Sunshine 100 China
	Holdings Ltd.	3,820,000	1,482
	Shanghai Industrial Urban
	Development Group Ltd.	6,718,799	1,449

^	LVGEM China Real Estate
	Investment Co. Ltd.	5,260,000	1,351
*	Gemdale Properties
	& Investment Corp. Ltd.	18,654,000	1,317
^,*	Ronshine China Holdings
	Ltd.	1,373,500	1,215
^,*	Greenland Hong Kong
	Holdings Ltd.	3,749,000	1,209
	Beijing North Star
	Co. Ltd.	3,006,000	1,162
	Shanghai Shibei Hi-Tech
	Co. Ltd. Class B	1,015,000	1,074
	Yida China Holdings Ltd.	4,490,000	1,068
	Guorui Properties Ltd.	3,545,000	1,052
*	Sinolink Worldwide
	Holdings Ltd.	9,734,643	1,051
*	Mingfa Group
	International Co. Ltd.	4,231,908	1,028
	Fantasia Holdings Group
	Co. Ltd.	6,352,443	1,003
*	China Electronics Optics
	Valley Union Holding
	Co. Ltd.	10,552,000	989
^,*	China Merchants Land
	Ltd.	5,230,000	974
^,*	Jiayuan International
	Group Ltd.	2,048,000	942
	Hydoo International
	Holding Ltd.	7,670,000	768
	Nam Tai Property Inc.	97,466	765
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,017,000	747
*	Wuzhou International
	Holdings Ltd.	7,102,000	721
	Xinyuan Real Estate
	Co. Ltd. ADR	147,478	687
	Central China Real Estate
	Ltd.	2,792,000	681
*	EverChina International
	Holdings Co. Ltd.	21,539,331	673
^,*	Crown International Corp.
	Ltd.	3,270,000	588
*	Greattown Holdings Ltd.
	Class B	693,993	549
^,*	China Minsheng Drawin
	Technology Group Ltd.	16,500,000	524
*	SRE Group Ltd.	21,628,000	522
^,*	Ping An Securities Group
	Holdings Ltd.	53,420,000	500
*	Shanghai Huili Building
	Materials Co. Ltd.
	Class B	363,700	457
*	AVIC International
	Holding HK Ltd.	7,310,000	408

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	China Properties
	Investment Holdings
	Ltd.	28,404,600	405
*	Guangdong Land
	Holdings Ltd.	1,780,000	403
*	Beijing Properties
	Holdings Ltd.	7,442,000	387
*	China New City
	Commercial
	Development Ltd.	2,068,000	383
*	Shenzhen Wongtee
	International Enterprise
	Co. Ltd. Class B	654,562	378
*	Shanghai Zendai
	Property Ltd.	21,210,000	321
			383,992
Denmark (0.0%)
*	TK Development A/S	313,572	533

Egypt (0.1%)
*	Talaat Moustafa Group	4,424,860	1,986
*	Medinet Nasr Housing	1,033,284	1,200
*	Palm Hills Developments
	SAE	5,065,285	831
	Heliopolis Housing	489,096	702
*	Six of October
	Development
	& Investment	836,073	631
*	Emaar Misr for
	Development SAE	2,888,419	391
			5,741
Finland (0.2%)
	Sponda Oyj	985,190	4,346
	Citycon Oyj	1,735,418	4,267
	Technopolis Oyj	580,784	1,947
			10,560
France (5.0%)
	Unibail-Rodamco SE	466,667	114,586
^,*	Klepierre	974,743	38,259
	Gecina SA	189,483	26,950
	Fonciere Des Regions	249,765	22,291
^	ICADE	209,642	15,567
	Nexity SA	176,915	9,619
^	Mercialys SA	259,563	5,057
*	Altarea SCA	12,077	2,435
			234,764
Germany (4.8%)
	Vonovia SE	2,188,787	79,243
	Deutsche Wohnen AG	1,656,405	56,638
	LEG Immobilien AG	294,962	25,341
	TAG Immobilien AG	681,609	9,705
	Grand City Properties SA	487,775	9,265
	Deutsche EuroShop AG	227,758	9,247
	alstria office REIT-AG	482,781	6,385

	TLG Immobilien AG	306,980	6,212
2	ADO Properties SA	141,265	5,171
*	Hamborner REIT AG	377,909	3,967
*	PATRIZIA Immobilien AG	189,960	3,748
	VIB Vermoegen AG	127,172	3,044
	DIC Asset AG	230,388	2,364
*	WCM Beteiligungs
	& Grundbesitz-AG	523,913	1,828
^,*	ADLER Real Estate AG	99,289	1,558
			223,716
Greece (0.1%)
	Grivalia Properties
	REIC AE	164,879	1,533
*	LAMDA Development SA	194,763	985
			2,518
Hong Kong (13.3%)
	Sun Hung Kai Properties
	Ltd.	7,492,441	112,274
	Cheung Kong Property
	Holdings Ltd.	12,875,375	92,177
	Link REIT	10,413,089	74,849
	Wharf Holdings Ltd.	5,712,000	48,701
	Hongkong Land Holdings
	Ltd.	5,529,312	42,614
	Henderson Land
	Development Co. Ltd.	5,801,320	36,725
	New World Development
	Co. Ltd.	25,927,000	32,240
	Wheelock & Co. Ltd.	3,715,652	28,943
	Hang Lung Properties
	Ltd.	9,664,932	25,324
	Sino Land Co. Ltd.	14,458,605	24,468
	Hang Lung Group Ltd.	4,065,103	16,951
	Swire Properties Ltd.	4,948,600	16,590
	Hysan Development
	Co. Ltd.	2,925,655	13,798
	Kerry Properties Ltd.	2,834,332	10,596
	Champion REIT	9,993,512	6,498
	Great Eagle Holdings Ltd.	1,188,697	5,895
*	Wang On Properties Ltd.	17,440,000	3,782
^	Chinese Estates Holdings
	Ltd.	2,281,452	3,505
	Sunlight REIT	4,788,400	2,972
	SEA Holdings Ltd.	1,066,000	2,677
	Far East Consortium
	International Ltd.	4,875,000	2,324
	Prosperity REIT	5,606,649	2,277
	Kowloon Development
	Co. Ltd.	1,744,414	1,930
*	HKR International Ltd.	3,322,882	1,793
^	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	4,012,500	1,660

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Lai Sun Development
	Co. Ltd.	56,115,453	1,579
	Liu Chong Hing
	Investment Ltd.	932,000	1,471
	Emperor International
	Holdings Ltd.	4,309,832	1,330
	Regal REIT	4,100,815	1,201
	CSI Properties Ltd.	21,998,348	1,159
	Soundwill Holdings Ltd.	381,500	943
	Chuang’s Consortium
	International Ltd.	4,120,000	852
	Wang On Group Ltd.	32,000,000	288
^,*	Man Sang International
	Ltd.	4,616,000	279
*	Dan Form Holdings
	Co. Ltd.	329,908	33
			620,698
India (0.4%)
*	DLF Ltd.	1,922,515	5,561
*	Indiabulls Real Estate Ltd. 1,145,340		2,665
*	Oberoi Realty Ltd.	346,292	2,138
*	Prestige Estates Projects
	Ltd.	505,152	1,854
*	Godrej Properties Ltd.	247,380	1,786
*	Housing Development
	& Infrastructure Ltd.	1,230,332	1,736
	Phoenix Mills Ltd.	246,536	1,588
	Sobha Ltd.	160,061	921
*	Unitech Ltd.	8,622,320	756
	Mahindra Lifespace
	Developers Ltd.	105,318	724
	Omaxe Ltd.	193,009	578
			20,307
Indonesia (0.8%)
	Bumi Serpong Damai
	Tbk PT	43,266,427	5,796
	Ciputra Development
	Tbk PT	59,563,191	5,712
*	Lippo Karawaci Tbk PT	85,471,400	5,062
	Pakuwon Jati Tbk PT	107,874,528	5,045
	Summarecon Agung
	Tbk PT	41,795,800	4,254
*	Hanson International
	Tbk PT	261,619,500	2,724
	PP Properti Tbk PT	101,647,807	2,011
*	Kawasan Industri
	Jababeka Tbk PT	79,016,483	1,954
*	Alam Sutera Realty
	Tbk PT	51,492,397	1,341
	Intiland Development
	Tbk PT	29,107,051	960
*	Modernland Realty
	Tbk PT	37,306,000	788
	Puradelta Lestari Tbk PT	30,354,200	546

*	Lippo Cikarang Tbk PT	1,583,900	532
*	Sentul City Tbk PT	76,351,300	504
	Bekasi Fajar Industrial
	Estate Tbk PT	18,193,882	403
*	Agung Podomoro Land
	Tbk PT	22,535,400	355
			37,987
Ireland (0.2%)
	Green REIT plc	3,267,572	4,858
	Hibernia REIT plc	3,199,460	4,442
	Irish Residential
	Properties REIT plc	1,662,750	2,372
			11,672
Israel (1.0%)
*	Azrieli Group Ltd.	170,041	9,045
	Gazit-Globe Ltd.	446,766	4,524
	Melisron Ltd.	82,556	4,496
	Alony Hetz Properties
	& Investments Ltd.	460,862	4,268
*	Airport City Ltd.	274,983	3,639
	Reit 1 Ltd.	789,013	2,669
	Amot Investments Ltd.	559,717	2,666
*	Brack Capital Properties
	NV	22,224	2,110
*	Jerusalem Economy Ltd.	697,934	1,714
	Norstar Holdings Inc.	77,682	1,594
*	Summit Real Estate
	Holdings Ltd.	163,929	1,219
	Big Shopping Centers
	Ltd.	16,035	1,159
*	Africa Israel Properties
	Ltd.	55,034	1,108
	Blue Square Real Estate
	Ltd.	22,519	1,058
	Sella Capital Real Estate
	Ltd.	571,398	1,055
*	Alrov Properties and
	Lodgings Ltd.	36,740	1,006
*	Property & Building Corp.
	Ltd.	9,286	901
*	ADO Group Ltd.	64,164	802
*	Africa Israel Investments
	Ltd.		—
			45,033
Italy (0.1%)
	Beni Stabili SpA SIIQ	4,777,843	3,033
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,366,479	1,223
			4,256
Japan (21.5%)
	Mitsubishi Estate Co. Ltd.	6,533,645	125,105
	Mitsui Fudosan Co. Ltd.	4,647,457	102,255
	Daiwa House Industry
	Co. Ltd.	3,132,174	93,116

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Realty
	& Development Co. Ltd.	2,236,167	60,411
	Daito Trust Construction
	Co. Ltd.	365,900	53,843
	Nippon Building Fund Inc.	6,644	35,334
	Japan Real Estate
	Investment Corp.	5,859	30,853
	Nomura Real Estate
	Master Fund Inc.	19,571	28,208
	Japan Retail Fund
	Investment Corp.	11,950	23,345
	United Urban Investment
	Corp.	14,364	21,702
	Hulic Co. Ltd.	2,275,044	21,455
	Orix JREIT Inc.	12,572	19,937
	Nippon Prologis REIT Inc.	8,938	18,887
^	Daiwa House REIT
	Investment Corp.	6,976	17,637
	Advance Residence
	Investment Corp.	6,309	16,608
	Japan Prime Realty
	Investment Corp.	4,334	16,272
	GLP J-Reit	13,346	15,041
	Activia Properties Inc.	3,120	14,865
	Tokyo Tatemono Co. Ltd.	1,011,283	13,816
	Tokyu Fudosan Holdings
	Corp.	2,392,356	13,065
	Japan Hotel REIT
	Investment Corp.	17,486	11,918
	Kenedix Office
	Investment Corp.	1,912	10,833
	Nomura Real Estate
	Holdings Inc.	590,129	9,982
	Nippon Accommodations
	Fund Inc.	2,275	9,772
	Frontier Real Estate
	Investment Corp.	2,210	9,646
	Aeon Mall Co. Ltd.	533,983	9,081
	Japan Logistics Fund Inc.	4,197	8,955
	Mori Hills REIT
	Investment Corp.	6,537	8,494
^	Industrial & Infrastructure
	Fund Investment Corp.	1,831	8,080
^	Daiwa Office Investment
	Corp.	1,537	7,489
	Japan Excellent Inc.	6,152	7,200
	Hulic Reit Inc.	4,402	7,069
	AEON REIT Investment
	Corp.	6,438	7,039
^	Mori Trust Sogo Reit Inc.	4,484	7,004
	Leopalace21 Corp.	1,251,150	6,650
	Invincible Investment
	Corp.	15,922	6,099
	Tokyu REIT Inc.	4,582	5,684
	Premier Investment Corp.	5,259	5,656

	Fukuoka REIT Corp.	3,544	5,594
^	Japan Rental Housing
	Investments Inc.	7,743	5,565
^	Sekisui House SI
	Residential Investment
	Corp.	5,186	5,469
	Comforia Residential
	REIT Inc.	2,431	5,384
	Kenedix Retail REIT Corp.	2,337	5,090
	Sekisui House Reit Inc.	3,921	5,004
	LaSalle Logiport REIT	5,205	4,944
	NIPPON REIT Investment
	Corp.	1,836	4,715
	NTT Urban Development
	Corp.	510,500	4,607
	Kenedix Residential
	Investment Corp.	1,644	4,222
	Ichigo Office REIT
	Investment	7,160	4,053
^	Hoshino Resorts REIT Inc.	774	3,930
	MCUBS MidCity
	Investment Corp.	1,315	3,927
	TOC Co. Ltd.	424,229	3,862
	Hankyu Reit Inc.	2,827	3,720
	Heiwa Real Estate REIT
	Inc.	4,824	3,653
	Global One Real Estate
	Investment Corp.	1,033	3,559
	Invesco Office J-Reit Inc.	3,848	3,390
	Daikyo Inc.	1,429,050	2,976
	Heiwa Real Estate
	Co. Ltd.	160,332	2,557
	Daibiru Corp.	272,057	2,511
	Mitsui Fudosan Logistics
	Park Inc.	855	2,497
^	Unizo Holdings Co. Ltd.	85,200	2,174
^,*	Mirai Corp.	1,422	1,915
	Takara Leben Co. Ltd.	399,352	1,877
^	SIA Reit Inc.	836	1,435
^	Starts Proceed
	Investment Corp.	1,078	1,378
	Goldcrest Co. Ltd.	77,340	1,375
	Star Asia Investment
	Corp.	1,392	1,222
	Keihanshin Building
	Co. Ltd.	202,300	1,158
^	Ichigo Hotel REIT
	Investment Corp.	1,049	1,023
	Sakura Sogo REIT
	Investment Corp.	1,415	991
^	Shinoken Group Co. Ltd.	49,900	930
	Tosei Corp.	129,500	916
^	Samty Residential
	Investment Corp.	1,249	912

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Sun Frontier Fudousan
	Co. Ltd.	94,000	822
*	Mori Trust Hotel Reit Inc.	587	800
^,*	Ardepro Co. Ltd.	604,600	743
^	Tosei Reit Investment
	Corp.	796	731
^	Health Care & Medical
	Investment Corp.	776	673
^	Nippon Commercial
	Development Co. Ltd.	38,800	655
	Tokyo Rakutenchi Co. Ltd.	135,000	634
^	Japan Property
	Management Center
	Co. Ltd.	51,800	611
^	SAMTY Co. Ltd.	61,000	606
	Ooedo Onsen Reit
	Investment Corp.	748	594
	Airport Facilities Co. Ltd.	110,700	580
^	Arealink Co. Ltd.	41,500	567
^	Nippon Healthcare
	Investment Corp.	330	487
^	Tokyo Theatres Co. Inc.	354,017	473
^	Japan Senior Living
	Investment Corp.	360	428
			1,006,345
Malaysia (0.6%)
	IOI Properties Group
	Bhd.	8,427,500	4,018
	Sunway Bhd.	3,557,204	2,844
	KLCCP Stapled Group	1,392,370	2,511
	IGB REIT	5,812,100	2,275
	SP Setia Bhd Group	2,262,860	1,906
	Sunway REIT	4,857,934	1,902
	Mah Sing Group Bhd.	5,274,525	1,810
	UEM Sunrise Bhd.	5,241,565	1,496
	Eastern & Oriental Bhd.	3,284,656	1,437
*	Eco World Development
	Group Bhd.	3,767,300	1,318
	Capitaland Malaysia Mall
	Trust	3,713,700	1,275
	UOA Development Bhd.	1,722,700	1,065
	Pavilion REIT	2,632,700	1,056
	Matrix Concepts Holdings
	Bhd.	1,695,483	1,012
	Axis REIT	2,406,100	910
*	YNH Property Bhd.	1,724,359	608
	LBS Bina Group Bhd.	1,158,900	558
*	KSL Holdings Bhd.	1,802,900	506
*	KIP REIT	2,237,500	497
	Tropicana Corp. Bhd.	1,730,667	393
*	Eco World Development
	Group Bhd Warrants
	Exp. 03/26/2022	450,320	51

*	Eastern & Oriental Bhd
	Warrants Exp.
	07/21/2019	438,840	23
*	Matrix Concepts Holdings
	Bhd. Warrants Exp.
	07/20/2020	133,683	14
*	Mah Sing Group Warrants
	Exp. 01/15/2026	264,345	9
*	Mah Sing Group Bhd.
	Warrants Exp.
	03/18/2018	156,256	6
			29,500
Mexico (1.1%)
	Fibra Uno Administracion
	SA de CV	12,439,212	21,726
	Concentradora Fibra
	Danhos SA de CV	4,456,425	7,689
	PLA Administradora
	Industrial S de RL
	de CV	2,827,341	4,770
	Macquarie Mexico Real
	Estate Management
	SA de CV	3,855,946	4,226
	Corp Inmobiliaria Vesta
	SAB de CV	2,537,200	3,576
	Prologis Property Mexico
	SA de CV	1,608,900	2,732
*	Grupo GICSA SA de CV	2,209,703	1,427
	Fibra Shop Portafolios
	Inmobiliarios SAPI
	de CV	1,649,918	1,202
	Concentradora Fibra
	Hotelera Mexicana SA
	de CV	1,413,175	1,157
	Asesor de Activos Prisma
	SAPI de CV	1,520,700	913
			49,418
Netherlands (0.5%)
	Eurocommercial
	Properties NV	230,072	8,939
^	Wereldhave NV	187,361	8,627
	Vastned Retail NV	90,592	3,384
	NSI NV	677,464	2,860
	Echo Polska Properties
	NV	942,041	1,361
			25,171
New Zealand (0.5%)
	Kiwi Property Group Ltd.	6,090,468	5,960
	Goodman Property Trust	4,728,796	3,964
	Precinct Properties New
	Zealand Ltd.	4,706,400	3,891
	Argosy Property Ltd.	3,912,437	2,714

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Vital Healthcare Property
	Trust	1,550,788	2,343
	Property for Industry Ltd.	2,032,995	2,277
	Stride Property Group	1,706,769	2,054
^	Investore Property Ltd.	924,437	837
			24,040
Norway (0.2%)
2	Entra ASA	373,030	4,279
	Olav Thon
	Eiendomsselskap ASA	143,852	2,823
	Norwegian Property ASA	1,073,969	1,266
	Selvaag Bolig ASA	181,004	749
			9,117
Other (0.5%)
3	Vanguard REIT ETF	269,000	22,271

Philippines (1.5%)
*	SM Prime Holdings Inc.	54,284,905	32,380
	Ayala Land Inc.	27,671,800	19,555
	Megaworld Corp.	58,859,000	4,784
	Robinsons Land Corp.	7,477,550	3,842
*	DoubleDragon Properties
	Corp.	2,775,460	2,889
	Vista Land & Lifescapes
	Inc.	19,964,278	2,114
	Filinvest Land Inc.	45,005,000	1,561
	Belle Corp.	17,410,800	1,430
			68,555
Poland (0.0%)
*	Globe Trade Centre SA	895,884	2,124

Qatar (0.2%)
	United Development Co.
	QSC	779,066	4,102
	Barwa Real Estate Co.	436,815	4,083
*	Mazaya Qatar Real Estate
	Development QSC	249,413	866
			9,051
Russia (0.1%)
*	LSR Group PJSC GDR	930,546	3,086
	Etalon Group Ltd. GDR	370,031	1,424
			4,510
Singapore (6.3%)
*	CapitaLand Ltd.	12,172,738	32,707
	Global Logistic Properties
	Ltd.	13,870,631	28,576
	City Developments Ltd.	2,895,390	22,343
	Ascendas REIT	11,387,961	20,872
	CapitaLand Mall Trust	12,585,334	17,747
	Suntec REIT	11,970,627	15,159
	UOL Group Ltd.	2,766,678	14,330
	CapitaLand Commercial
	Trust	9,902,582	11,509

	Mapletree Commercial
	Trust	8,359,533	9,545
	Fortune REIT	6,344,861	7,371
^	Mapletree Industrial Trust	5,507,234	7,055
	Mapletree Greater China
	Commercial Trust	8,618,480	6,598
	Keppel REIT	8,340,615	6,327
	Mapletree Logistics Trust	7,110,429	5,752
	Ascott Residence Trust	5,560,486	4,358
	Yanlord Land Group Ltd.	3,125,604	4,172
	Frasers Centrepoint Trust	2,666,141	4,029
	CapitaLand Retail China
	Trust	3,250,786	3,699
	CDL Hospitality Trusts	3,219,102	3,573
	Frasers Logistics
	& Industrial Trust	4,943,600	3,571
	Starhill Global REIT	6,334,468	3,490
	Parkway Life REIT	1,853,755	3,399
	Keppel DC REIT	3,721,013	3,298
	OUE Hospitality Trust	5,518,600	2,843
	Lippo Malls Indonesia
	Retail Trust	8,952,106	2,724
	Ascendas India Trust	3,236,166	2,667
^	AIMS AMP Capital
	Industrial REIT	2,659,076	2,655
	Wing Tai Holdings Ltd.	1,962,010	2,653
	Frasers Commercial Trust	2,753,567	2,642
	Croesus Retail Trust	3,561,100	2,484
	SPH REIT	3,508,000	2,474
	Cache Logistics Trust	3,974,205	2,460
	First REIT	2,396,854	2,314
	Manulife US REIT	2,732,500	2,296
	Cambridge Industrial
	Trust	5,274,409	2,213
	Ascendas Hospitality
	Trust	3,950,400	2,202
	Frasers Centrepoint Ltd.	1,614,300	2,194
^	Yoma Strategic Holdings
	Ltd.	5,135,018	2,129
^,*	United Industrial Corp.
	Ltd.	931,788	2,107
^	Sinarmas Land Ltd.	5,968,800	1,943
	Wheelock Properties
	Singapore Ltd.	1,339,669	1,787
^	GuocoLand Ltd.	1,264,377	1,652
	Far East Hospitality Trust	3,781,592	1,625
^	Ho Bee Land Ltd.	893,403	1,559
^	Soilbuild Business Space
	REIT	2,899,660	1,379
	Sabana Shari’ah
	Compliant Industrial
	REIT	4,113,872	1,339
	OUE Commercial REIT	2,610,700	1,309

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Perennial Real Estate
	Holdings Ltd.	1,903,578	1,206
*	Ying Li International Real
	Estate Ltd.	5,403,400	541
			292,877
South Africa (1.8%)
	Growthpoint Properties
	Ltd.	10,862,148	20,817
	Redefine Properties Ltd.	23,425,323	19,281
	Resilient REIT Ltd.	1,565,909	13,643
	Hyprop Investments Ltd.	1,005,776	9,287
*	Attacq Ltd.	3,250,564	4,137
	Vukile Property Fund Ltd.	2,740,770	3,891
	SA Corporate Real Estate
	Ltd.	8,529,715	3,506
	Arrowhead Properties
	Ltd.	4,213,123	2,783
	Emira Property Fund Ltd.	2,145,869	2,248
	Rebosis Property Fund
	Ltd.	2,206,141	2,012
	Octodec Investments Ltd.	853,909	1,525
	Delta Property Fund Ltd.	2,142,622	1,406
	Balwin Properties Ltd.	955,253	522
	Hospitality Property Fund
	Ltd. Class B	24,739	26
			85,084
South Korea (0.0%)
^	SK D&D Co. Ltd.	31,967	775
	Dongwon Development
	Co. Ltd.	154,521	622
			1,397
Spain (1.1%)
	Merlin Properties Socimi
	SA	2,209,021	26,123
*	Inmobiliaria Colonial SA	1,393,561	10,806
	Hispania Activos
	Inmobiliarios SOCIMI SA	504,618	7,619
	Axiare Patrimonio
	SOCIMI SA	300,651	4,986
*	Lar Espana Real Estate
	Socimi SA	414,794	3,429
^,*	Realia Business SA	1,008,016	1,068
			54,031
Sweden (2.0%)
	Castellum AB	1,284,043	17,585
	Fabege AB	653,724	11,257
*	Fastighets AB Balder
	Class B	444,750	9,930
^,*	Wallenstam AB	1,025,733	8,740
	Hufvudstaden AB Class A	549,703	8,612
	Hemfosa Fastigheter AB	739,853	6,855
^,*	Wihlborgs Fastigheter AB	324,018	6,312
^,*	Kungsleden AB	881,393	4,935
*	Atrium Ljungberg AB	227,246	3,759

	Sagax AB Class B	340,825	3,541
*	Klovern AB	2,180,835	2,297
*	Dios Fastigheter AB	396,589	2,033
*	D Carnegie & Co. AB
	Class B	161,901	1,965
*	Victoria Park AB Class B	560,737	1,563
	NP3 Fastigheter AB	213,932	1,193
*	Catena AB	78,874	1,162
*	Platzer Fastigheter
	Holding AB Class B	214,916	1,067
^,*	Magnolia Bostad AB	69,451	584
*	Tribona AB	129,122	—
			93,390
Switzerland (1.5%)
*	Swiss Prime Site AG	335,930	29,123
*	PSP Swiss Property AG	189,377	16,979
*	Allreal Holding AG	66,690	11,475
	Mobimo Holding AG	28,963	7,787
*	Intershop Holding AG	6,501	3,131
*	Zug Estates Holding AG
	Class B	1,148	2,019
*	Hiag Immobilien Holding
	AG	12,238	1,511
*	Investis Holding SA	12,083	735
			72,760
Taiwan (0.7%)
	Highwealth Construction
	Corp.	4,033,544	6,799
*	Ruentex Development
	Co. Ltd.	4,129,729	5,040
	Huaku Development
	Co. Ltd.	997,854	2,288
	Prince Housing
	& Development Corp.	5,201,478	2,060
*	Shin Kong No.1 REIT	4,353,000	2,033
	Chong Hong Construction
	Co. Ltd.	855,297	1,994
	Farglory Land
	Development Co. Ltd.	1,094,631	1,484
	Cathay Real Estate
	Development Co. Ltd.	2,018,100	1,355
*	Radium Life Tech
	Co. Ltd.	2,857,947	1,345
	Hung Sheng
	Construction Ltd.	1,711,000	1,094
	Taiwan Land
	Development Corp.	2,777,450	1,040
	Kindom Construction
	Corp.	1,584,000	999
	Huang Hsiang
	Construction Corp.	579,000	842
	Kuoyang Construction
	Co. Ltd.	1,689,665	772
	Hong Pu Real Estate
	Development Co. Ltd.	784,194	637

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	KEE TAI Properties
	Co. Ltd.	1,695,869	623
*	Shining Building Business
	Co. Ltd.	1,642,971	577
			30,982
Thailand (1.1%)
*	Central Pattana PCL	6,301,700	10,920
*	Land & Houses PCL
	(Local)	16,474,700	4,902
	CPN Retail Growth
	Leasehold Property
	Fund	7,683,810	4,154
	Tesco Lotus Retail
	Growth Freehold
	& Leasehold Property
	Fund	8,169,212	3,969
*	WHA Corp. PCL (Local)	24,816,930	2,252
*	Supalai PCL	3,068,605	2,181
*	Bangkok Land PCL
	(Local)	39,759,700	2,149
	Samui Airport Property
	Fund Leasehold	3,155,875	2,053
*	Pruksa Real Estate PCL	3,024,500	1,771
*	IMPACT Growth REIT	3,617,900	1,516
*	Quality Houses PCL	20,461,000	1,512
*	Amata Corp. PCL	2,347,600	1,167
*	Golden Ventures
	Leasehold REIT	2,744,000	1,039
	TICON Property Fund	3,216,000	948
*	Ananda Development
	PCL	6,594,800	941
*	U City PCL	1,059,490,500	919
	Sansiri PCL	14,694,200	891
*	Singha Estate PCL
	(Local)	5,832,336	842
*	LPN Development PCL	2,447,500	827
*	Platinum Group PCL	3,319,400	681
*	Siam Future
	Development PCL	3,772,367	676
^	TICON Industrial
	Connection PCL NVDR	1,597,580	645
	CP Tower Growth
	Leasehold Property
	Fund	1,573,200	550
*	AP Thailand PCL	2,348,150	539
*	Sansiri PCL (Local)	7,873,000	478
*	Country Group
	Development PCL	15,806,100	452
^,*	WHA Corp. PCL (Foreign)	4,759,678	432
*	Thailand Prime Property
	Freehold and Leasehold
	REIT	1,140,000	395
*	TICON Industrial
	Connection PCL (Local)	861,000	348

	Asian Property
	Development PCL
	(Foreign)	1,513,270	347
*	Property Perfect PCL
	(Local)	12,008,800	319
	Univentures PCL
	(Foreign)	1,577,100	316
*	SC Asset Corp. PCL
	(Local)	3,071,925	312
^,*	Rojana Industrial Park
	PCL NVDR	1,541,382	265
*	SC Asset Corp. PCL
	(Foreign)	2,526,712	257
	Sansiri PCL (Foreign)	4,060,798	246
	Bangkok Land PCL
	(Foreign)	4,269,495	231
*	Univentures PCL (Local)	1,067,500	214
^	Land & Houses PCL
	(Foreign)	481,300	145
*	Pruksa Holding PCL	186,200	121
*	Rojana Industrial Park PCL	495,412	85
^,*	SC Asset Corp.
	PCL NVDR	831,300	84
*	Rojana Industrial Park PCL
	(Foreign)	481,328	83
	Property Perfect PCL
	(Foreign)	2,742,000	73
	Singha Estate PCL
	(Foreign)	253,164	37
*	WHA Corp. PCL Warrants
	Exp. 12/31/2019	108,341	23
	TICON Industrial
	Connection PCL
	(Foreign)	50,093	20
*	Sansiri PLC Foreign
	Warrants Exp.
	11/24/2017	3,159,666	7
*	Sansiri PLC NVDR
	Warrants Exp.
	11/24/2017	2,936,700	7
*	Raimon Land PCL
	Warrants Exp.
	06/14/2018	1,271,475	5
			53,346
Turkey (0.2%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	9,066,182	7,527
	Is Gayrimenkul Yatirim
	Ortakligi AS	2,203,314	862
*	AKIS Gayrimenkul
	Yatirimi AS	773,131	627
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	491
			9,507

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
United Arab Emirates (1.1%)
*	Emaar Properties PJSC	15,752,989	30,763
	Aldar Properties PJSC	14,122,044	8,221
*	Emaar Malls PJSC	8,765,603	6,135
*	DAMAC Properties Dubai
	Co. PJSC	7,606,470	5,301
*	Eshraq Properties Co.
	PJSC	4,843,428	1,543
*	Deyaar Development
	PJSC	6,299,477	926
	RAK Properties PJSC	3,737,594	621
			53,510
United Kingdom (7.5%)
	Land Securities Group plc	3,716,932	53,233
	British Land Co. plc	4,805,347	40,861
	Segro plc	4,668,269	29,363
	Hammerson plc	3,724,246	28,336
	Derwent London plc	520,657	19,847
	Shaftesbury plc	1,303,802	15,736
	Intu Properties plc	4,229,924	15,108
	Great Portland Estates plc	1,599,041	14,328
^	Capital & Counties
	Properties plc	3,502,785	14,325
^	Tritax Big Box REIT plc	5,132,092	9,307
	UNITE Group plc	1,032,623	8,655
	F&C Commercial Property
	Trust Ltd.	3,711,620	7,293
	LondonMetric Property
	plc	3,234,464	7,055
	Big Yellow Group plc	690,906	6,927
	Grainger plc	1,932,102	6,250
	Workspace Group plc	550,094	6,161
	Assura plc	7,614,052	6,044
	Hansteen Holdings plc	3,445,936	5,528
	Safestore Holdings plc	968,098	5,082
	NewRiver REIT plc	1,083,192	4,884
	St. Modwen Properties
	plc	899,268	4,258
^	Primary Health Properties
	plc	2,811,955	4,124
	Daejan Holdings plc	42,307	3,718
	UK Commercial Property
	Trust Ltd.	3,089,609	3,550
	Empiric Student Property
	plc	2,189,305	3,106
	Redefine International
	PLC	5,865,014	2,906
	Picton Property Income
	Ltd.	2,496,443	2,725
	Helical plc	510,292	2,188
	Schroder REIT Ltd.	2,460,218	2,088
	MAS Real Estate Inc.	1,148,043	1,924
	CLS Holdings plc	73,538	1,847

*	Raven Russia Ltd.	2,855,867	1,823
	Urban & Civic plc	502,245	1,730
	Mucklow A & J Group plc	273,739	1,701
	Capital & Regional plc	2,060,422	1,608
2	Regional REIT Ltd.	1,083,776	1,502
	U & I Group plc	592,542	1,459
	McKay Securities plc	466,693	1,414
*	Civitas Social Housing plc	800,868	1,141
*	Tritax Big Box Rights
	Exp. 05/10/2017	459,216	24
			349,159
Total Common Stocks
(Cost $4,737,723)			4,646,874
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.2%)
[4,5]	Vanguard Market Liquidity
	Fund, 1.034%	1,477,249	147,754

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill,
	0.540%, 5/18/17	300	300
6	United States Treasury Bill,
	0.521%, 6/1/17	500	500
6	United States Treasury Bill,
	0.551%–0.729%, 6/8/17	500	500
6	United States Treasury Bill,
	0.602%, 7/13/17	300	299
6	United States Treasury Bill,
	0.647%, 8/10/17	300	299
			1,898
Total Temporary Cash Investments
(Cost $149,636)			149,652
Total Investments (102.5%)
(Cost $4,887,359)			4,796,526

20

Global ex-U.S. Real Estate Index Fund

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Investment in Vanguard	299
Receivables for Investment Securities Sold 77
Receivables for Accrued Income	18,369
Receivables for Capital Shares Issued	218
Other Assets	4,167
Total Other Assets	23,130
Liabilities
Payables for Investment Securities
Purchased	(10,481)
Collateral for Securities on Loan	(127,799)
Payables for Capital Shares Redeemed	(222)
Payables to Vanguard	(1,426)
Other Liabilities	(517)
Total Liabilities	(140,445)
Net Assets (100%)	4,679,211

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,889,010
Overdistributed Net Investment Income	(20,883)
Accumulated Net Realized Losses	(98,482)
Unrealized Appreciation (Depreciation)
Investment Securities	(90,833)
Futures Contracts	507
Foreign Currencies	(108)
Net Assets	4,679,211

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,819,692 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	61,355
Net Asset Value Per Share—
Investor Shares	$21.76

ETF Shares—Net Assets
Applicable to 74,177,514 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,035,618
Net Asset Value Per Share—
ETF Shares	$54.40

Admiral Shares—Net Assets
Applicable to 12,212,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	402,670
Net Asset Value Per Share—
Admiral Shares	$32.97

Institutional Shares—Net Assets
Applicable to 1,634,802 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	179,568
Net Asset Value Per Share—
Institutional Shares	$109.84

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,025,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $20,032,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Includes $127,799,000 of collateral received for securities on loan.
6 Securities with a value of $1,698,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1,2]	63,341
Interest[2]	50
Securities Lending—Net	1,444
Total Income	64,835
Expenses
The Vanguard Group—Note B
Investment Advisory Services	421
Management and Administrative—Investor Shares	81
Management and Administrative—ETF Shares	1,424
Management and Administrative—Admiral Shares	163
Management and Administrative—Institutional Shares	62
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Admiral Shares	17
Marketing and Distribution—Institutional Shares	2
Custodian Fees	617
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	181
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	3,109
Net Investment Income	61,726
Realized Net Gain (Loss)
Investment Securities Sold[2]	40,625
Futures Contracts	1,932
Foreign Currencies	(765)
Realized Net Gain (Loss)	41,792
Change in Unrealized Appreciation (Depreciation)
Investment Securities	99,248
Futures Contracts	616
Foreign Currencies	327
Change in Unrealized Appreciation (Depreciation)	100,191
Net Increase (Decrease) in Net Assets Resulting from Operations	203,709
1 Dividends are net of foreign withholding taxes of $5,985,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $100,000, $46,000, and $3,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,726	129,127
Realized Net Gain (Loss)	41,792	(31,723)
Change in Unrealized Appreciation (Depreciation)	100,191	3,273
Net Increase (Decrease) in Net Assets Resulting from Operations	203,709	100,677
Distributions
Net Investment Income
Investor Shares	(1,752)	(1,787)
ETF Shares	(106,954)	(110,683)
Admiral Shares	(11,402)	(11,538)
Institutional Shares	(5,051)	(5,506)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(125,159)	(129,514)
Capital Share Transactions
Investor Shares	1,026	1,259
ETF Shares	355,078	531,472
Admiral Shares	20,801	25,946
Institutional Shares	11,053	(2,165)
Net Increase (Decrease) from Capital Share Transactions	387,958	556,512
Total Increase (Decrease)	466,508	527,675
Net Assets
Beginning of Period	4,212,703	3,685,028
End of Period[1]	4,679,211	4,212,703
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,883,000) and $20,409,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.35	$21.44	$22.63	$23.06	$21.04	$18.14
Investment Operations
Net Investment Income	. 328	. 655[1]	.683	. 944	.685[1]	.700[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.723	(.088)	(1.103)	(.443)	2.321	2.995
Total from Investment Operations	1.051	.567	(.420)	.501	3.006	3.695
Distributions
Dividends from Net Investment Income	(. 641)	(. 657)	(.770)	(. 931)	(. 986)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 641)	(. 657)	(.770)	(. 931)	(. 986)	(.795)
Net Asset Value, End of Period	$21.76	$21.35	$21.44	$22.63	$23.06	$21.04

Total Return[3]	5.26%	2.72%	-1.82%	2.41%	14.69%	21.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$59	$58	$51	$156	$84
Ratio of Total Expenses to
Average Net Assets	0.36%	0.35%	0.36%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.10%	2.97%	4.10%	2.95%	3.74%
Portfolio Turnover Rate [4]	3%	7%	12%	8%	8%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.02, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.35	$53.58	$56.54	$57.64	$52.60	$45.39
Investment Operations
Net Investment Income	. 872	1.752[1]	1.802	2.437	1.713[1]	1.820[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.809	(.241)	(2.747)	(1.120)	5.869	7.460
Total from Investment Operations	2.681	1.511	(.945)	1.317	7.582	9.280
Distributions
Dividends from Net Investment Income	(1.631)	(1.741)	(2.015)	(2.417)	(2.542)	(2.070)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.631)	(1.741)	(2.015)	(2.417)	(2.542)	(2.070)
Net Asset Value, End of Period	$54.40	$53.35	$53.58	$56.54	$57.64	$52.60

Total Return	5.36%	2.92%	-1.66%	2.51%	14.77%	21.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,036	$3,616	$3,111	$2,203	$1,306	$381
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.24%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.30%	3.15%	4.23%	3.08%	3.87%
Portfolio Turnover Rate [3]	3%	7%	12%	8%	8%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.02, and $.03.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.33	$32.47	$34.27	$34.92	$31.87	$27.51
Investment Operations
Net Investment Income	. 528	1.058[1]	1.090	1.466	1.012[1]	1.093[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.101	(.139)	(1.673)	(.661)	3.580	4.528
Total from Investment Operations	1.629	.919	(.583)	.805	4.592	5.621
Distributions
Dividends from Net Investment Income	(.989)	(1.059)	(1.217)	(1.455)	(1.542)	(1.261)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.989)	(1.059)	(1.217)	(1.455)	(1.542)	(1.261)
Net Asset Value, End of Period	$32.97	$32.33	$32.47	$34.27	$34.92	$31.87

Total Return[3]	5.38%	2.91%	-1.66%	2.55%	14.83%	21.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$403	$373	$349	$296	$117	$43
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.24%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.30%	3.15%	4.23%	3.08%	3.87%
Portfolio Turnover Rate [4]	3%	7%	12%	8%	8%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$107.71	$108.17	$114.14	$116.37	$106.19	$91.68
Investment Operations
Net Investment Income	1.772	3.559[1]	3.657	4.954	3.407[1]	3.658[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	3.660	(.483)	(5.541)	(2.273)	11.930	15.107
Total from Investment Operations	5.432	3.076	(1.884)	2.681	15.337	18.765
Distributions
Dividends from Net Investment Income	(3.302)	(3.536)	(4.086)	(4.911)	(5.157)	(4.255)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.302)	(3.536)	(4.086)	(4.911)	(5.157)	(4.255)
Net Asset Value, End of Period	$109.84	$107.71	$108.17	$114.14	$116.37	$106.19

Total Return[3]	5.39%	2.93%	-1.61%	2.55%	14.87%	21.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180	$165	$167	$176	$92	$61
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.16%	0.22%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	2.88%	3.32%	3.17%	4.25%	3.11%	3.90%
Portfolio Turnover Rate [4]	3%	7%	12%	8%	8%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.01, $.00, $.00, $.07, and $.06.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to

28

Global ex-U.S. Real Estate Index Fund

be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

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Global ex-U.S. Real Estate Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $299,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Global ex-U.S. Real Estate Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	228,096	4,407,162	11,616
Temporary Cash Investments	147,754	1,898	—
Futures Contracts—Liabilities[1]	(85)	—	—
Total	375,765	4,409,060	11,616
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	304	36,184	507

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Global ex-U.S. Real Estate Index Fund

During the six months ended April 30, 2017, the fund realized net foreign currency losses of $765,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2017, the fund realized gains on the sale of passive foreign investment companies of $22,906,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $62,162,000 at April 30, 2017.

During the six months ended April 30, 2017, the fund realized $30,175,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $88,065,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $86,117,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $4,949,521,000. Net unrealized depreciation of investment securities for tax purposes was $152,995,000, consisting of unrealized gains of $238,019,000 on securities that had risen in value since their purchase and $391,014,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $913,672,000 of investment securities and sold $592,112,000 of investment securities, other than temporary cash investments. Purchases and sales include $740,730,000 and $524,230,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Global ex-U.S. Real Estate Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	4,684	226	9,439	444
Issued in Lieu of Cash Distributions	1,513	77	1,605	76
Redeemed [2]	(5,171)	(249)	(9,785)	(462)
Net Increase (Decrease)—Investor Shares	1,026	54	1,259	58
ETF Shares
Issued[1]	903,973	17,302	623,142	11,610
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(548,895)	(10,900)	(91,670)	(1,900)
Net Increase (Decrease)—ETF Shares	355,078	6,402	531,472	9,710
Admiral Shares
Issued[1]	40,467	1,293	69,738	2,160
Issued in Lieu of Cash Distributions	9,818	331	9,885	310
Redeemed [2]	(29,484)	(944)	(53,677)	(1,680)
Net Increase (Decrease)—Admiral Shares	20,801	680	25,946	790
Institutional Shares
Issued[1]	7,772	72	8,742	83
Issued in Lieu of Cash Distributions	3,281	33	3,610	34
Redeemed [2]	—	—	(14,517)	(132)
Net Increase (Decrease)—Institutional Shares	11,053	105	(2,165)	(15)
1 Includes purchase fees for fiscal 2017 and 2016 of $3,000 and $266,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2017 and 2016 of $78,000 and $170,000, respectively (fund totals).

At April 30, 2017, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,052.59	$1.83
ETF Shares	1,000.00	1,053.61	0.76
Admiral Shares	1,000.00	1,053.82	0.76
Institutional Shares	1,000.00	1,053.88	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.01	$1.81
ETF Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.15	0.65

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(181/365).

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2010 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

36

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

38

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

39

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing > 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062017

Semiannual Report | April 30, 2017

Vanguard Emerging Markets Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	35
Trustees Approve Advisory Arrangement.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard Emerging Markets Stock Index Fund returned 7.29% for Investor Shares. These results were in line with the fund’s target index but behind the average return of its peer funds.

• The fund seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index.

• China, India, and Taiwan, the index’s largest country allocations, posted strong returns. Brazil, Russia, Peru, and Egypt, on the other hand, had generally weak results. They were also the only countries in the fund with negative returns.

• Nine of the fund’s ten industry sectors produced positive performance, with health care the only laggard. Financials, industrials, and technology contributed most.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	7.29%
FTSE Emerging Markets ETF Shares
Market Price	7.59
Net Asset Value	7.37
Admiral™ Shares	7.37
Institutional Shares	7.44
Institutional Plus Shares	7.42
FTSE Emerging Markets All Cap China A Inclusion Index	7.20
Emerging Markets Funds Average	8.70
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index Fund	0.32%	0.14%	0.14%	0.11%	0.09%	1.50%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging
Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Emerging Markets Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.32%	0.14%	0.14%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Number of Stocks	4,526	3,971	5,825
Median Market Cap	$12.4B	$12.8B	$24.0B
Price/Earnings Ratio	16.3x	15.8x	20.3x
Price/Book Ratio	1.7x	1.7x	1.6x
Return on Equity	14.8%	14.9%	13.6%
Earnings Growth
Rate	9.4%	9.8%	6.9%
Dividend Yield	2.6%	2.6%	2.8%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	-0.2%	—	—

Volatility Measures
	Spliced	FTSE Global
	Emerging	All Cap ex US
	Mkts Index	Index
R-Squared	0.99	0.73
Beta	0.98	1.10
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Tencent Holdings Ltd.	Internet	3.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.5
Naspers Ltd.	Broadcasting &
	Entertainment	1.8
China Construction Bank
Corp.	Banks	1.6
China Mobile Ltd.	Mobile
	Telecommunications	1.3
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.1
Industrial & Commercial
Bank of China Ltd.	Banks	1.1
Itau Unibanco Holding
SA	Banks	0.9
Housing Development
Finance Corp. Ltd.	Mortgage Finance	0.8
Bank of China Ltd.	Banks	0.8
Top Ten		16.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14%
for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

7

Emerging Markets Stock Index Fund

Sector Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Basic Materials	7.5%	7.6%	7.8%
Consumer Goods	10.3	10.2	16.2
Consumer Services	7.7	7.7	8.2
Financials	29.4	29.5	25.9
Health Care	3.1	3.1	7.7
Industrials	12.3	12.3	15.0
Oil & Gas	7.8	7.8	6.3
Technology	12.7	12.6	5.7
Telecommunications	5.5	5.5	3.9
Utilities	3.7	3.7	3.3

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap ex
		Inclusion	US
	Fund	Index	Index
Europe
Other	0.4%	0.4%	44.1%
Pacific
Other	0.2%	0.0%	29.5%
Emerging Markets
China	27.9%	27.9%	4.7%
Taiwan	15.7	15.8	3.2
India	12.2	12.2	2.5
Brazil	8.4	8.4	1.7
South Africa	7.8	7.9	1.6
Mexico	4.1	4.0	0.8
Russia	4.0	4.0	0.8
Thailand	3.8	3.8	0.8
Malaysia	3.4	3.5	0.7
Indonesia	2.7	2.8	0.6
Poland	1.5	1.5	0.3
Philippines	1.5	1.5	0.3
Chile	1.4	1.3	0.3
Turkey	1.3	1.3	0.3
United Arab
Emirates	1.0	1.0	0.2
Other	1.6	1.8	0.4
Subtotal	98.3%	98.7%	19.2%
North America	0.0%	0.0%	6.6%
Middle East
Other	1.1%	0.9%	0.6%

8

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	17.36%	0.70%	2.54%
FTSE Emerging Markets ETF Shares	3/4/2005
Market Price		17.79	0.91	2.70
Net Asset Value		17.60	0.89	2.70
Admiral Shares	6/23/2006	17.57	0.87	2.70
Institutional Shares	6/22/2000	17.60	0.91	2.75
Institutional Plus Shares	12/15/2010	17.64	0.93	0.07[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA Preference Shares	27,781,186	343,627	0.4%
Ambev SA	58,342,269	335,637	0.4%
Banco Bradesco SA Preference Shares	26,156,295	275,321	0.4%
Itau Unibanco Holding SA ADR	22,363,457	275,071	0.4%
* Petroleo Brasileiro SA	48,210,897	218,115	0.3%
* Petroleo Brasileiro SA Preference Shares	47,865,186	210,670	0.3%
Banco Bradesco SA ADR	19,247,996	203,066	0.3%
CPFL Energia SA	4,653,214	38,116	0.1%
CPFL Energia SA ADR	357,916	5,816	0.0%
1 Brazil—Other †		4,159,207	5.7%
		6,064,646	8.3%

Chile †		978,188	1.3%

China
Tencent Holdings Ltd.	87,291,572	2,735,136	3.8%
China Construction Bank Corp.	1,458,824,003	1,184,075	1.6%
China Mobile Ltd.	85,362,549	908,823	1.3%
Industrial & Commercial Bank of China Ltd.	1,176,370,862	766,836	1.1%
Bank of China Ltd.	1,227,713,694	593,861	0.8%
Ping An Insurance Group Co. of China Ltd.	84,432,658	474,702	0.7%
China Life Insurance Co. Ltd. (XHKG)	120,379,554	366,226	0.5%
China Petroleum & Chemical Corp.	419,762,367	340,870	0.5%
CNOOC Ltd.	257,197,705	300,046	0.4%
PetroChina Co. Ltd.	333,101,980	234,031	0.3%
Agricultural Bank of China Ltd.	450,049,645	207,468	0.3%
China Overseas Land & Investment Ltd.	62,278,609	180,645	0.3%
China Shenhua Energy Co. Ltd.	57,336,901	133,469	0.2%
China Telecom Corp. Ltd.	258,648,446	126,165	0.2%
China Resources Land Ltd.	44,587,211	123,552	0.2%

10

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Unicom Hong Kong Ltd.	91,173,520	117,981	0.2%
	PICC Property & Casualty Co. Ltd.	72,556,295	116,635	0.2%
	CITIC Ltd.	80,027,897	116,041	0.2%
	China Communications Construction Co. Ltd.	75,926,003	104,251	0.2%
	China CITIC Bank Corp. Ltd.	128,990,164	81,653	0.1%
	Sinopharm Group Co. Ltd.	17,528,700	78,568	0.1%
	CRRC Corp. Ltd.	74,382,277	72,484	0.1%
*	China Resources Beer Holdings Co. Ltd.	27,548,243	66,250	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	25,010,420	62,270	0.1%
	China Everbright International Ltd.	45,072,000	60,872	0.1%
	China Cinda Asset Management Co. Ltd.	154,509,774	58,736	0.1%
	China Resources Power Holdings Co. Ltd.	32,477,048	58,472	0.1%
	China Railway Group Ltd.	67,981,789	57,497	0.1%
	China Merchants Port Holdings Co. Ltd.	19,839,610	56,685	0.1%
1	China Galaxy Securities Co. Ltd.	61,585,870	56,128	0.1%
	China State Construction International Holdings Ltd.	29,930,872	54,237	0.1%
1	CGN Power Co. Ltd.	171,265,878	51,672	0.1%
	Dongfeng Motor Group Co. Ltd.	48,152,294	50,576	0.1%
1	People’s Insurance Co. Group of China Ltd.	122,379,000	50,430	0.1%
	China Railway Construction Corp. Ltd.	34,616,265	48,342	0.1%
	Kunlun Energy Co. Ltd.	50,053,230	45,169	0.1%
*,1	Postal Savings Bank of China Co. Ltd.	69,254,000	45,012	0.1%
	Zhuzhou CRRC Times Electric Co. Ltd.	8,404,500	43,205	0.1%
	China Longyuan Power Group Corp. Ltd.	56,188,660	43,199	0.1%
	China Resources Gas Group Ltd.	12,672,100	42,706	0.1%
	Beijing Capital International Airport Co. Ltd.	27,149,896	38,301	0.1%
*,^,1 China Huarong Asset Management Co. Ltd.		90,893,000	38,252	0.1%
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	32,055	0.1%
	China Oilfield Services Ltd.	33,177,800	30,543	0.1%
	AviChina Industry & Technology Co. Ltd.	40,767,000	27,179	0.1%
	Air China Ltd.	30,238,748	26,736	0.1%
	China Everbright Bank Co. Ltd.	55,935,472	26,217	0.0%
	China Jinmao Holdings Group Ltd.	78,974,094	25,544	0.0%
	Huaneng Renewables Corp. Ltd.	69,918,000	24,406	0.0%
	China Southern Airlines Co. Ltd.	32,858,000	21,842	0.0%
1	Sinopec Engineering Group Co. Ltd.	21,967,772	21,466	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	15,136,895	20,534	0.0%
	China Resources Cement Holdings Ltd.	35,932,686	19,646	0.0%
*	China Agri-Industries Holdings Ltd.	38,483,961	19,035	0.0%
	China Power International Development Ltd.	51,028,469	19,010	0.0%
	Metallurgical Corp. of China Ltd.	51,072,937	18,874	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	18,724	0.0%
*	China Coal Energy Co. Ltd.	38,061,340	18,475	0.0%
	China Yangtze Power Co. Ltd. Class A	8,999,991	18,125	0.0%
^,1	China Railway Signal & Communication Corp. Ltd.	23,161,400	18,086	0.0%
*	Industrial & Commercial Bank of China Ltd. Class A	24,956,945	17,653	0.0%
^	China Reinsurance Group Corp.	68,502,000	15,753	0.0%
	Sinotrans Ltd.	33,393,000	15,006	0.0%
*	China Construction Bank Corp. Class A	16,697,218	14,474	0.0%
^	China Eastern Airlines Corp. Ltd.	27,286,000	14,296	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.
	Class A (XSHE)	5,050,130	13,994	0.0%
*	PetroChina Co. Ltd. Class A	11,307,490	12,785	0.0%
*,^	Angang Steel Co. Ltd.	18,795,312	12,614	0.0%
*	Bank of China Ltd. Class A	23,558,100	12,256	0.0%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China United Network Communications Ltd. Class A (XSSC)	10,505,024	11,377	0.0%
	Huadian Fuxin Energy Corp. Ltd.	48,755,852	11,271	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	10,384	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	7,007,570	10,260	0.0%
*	China Life Insurance Co. Ltd. Class A	2,672,843	10,124	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	10,070	0.0%
*	China Petroleum & Chemical Corp. Class A	11,553,099	9,678	0.0%
	China Everbright Bank Co. Ltd. Class A (XSSC)	16,766,403	9,380	0.0%
	China BlueChemical Ltd.	32,717,795	9,372	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,696,000	9,356	0.0%
	China Machinery Engineering Corp.	12,310,639	9,176	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	9,023	0.0%
	China National Materials Co. Ltd.	25,207,000	8,832	0.0%
^,1	Universal Medical Financial & Technical Advisory Services Co. Ltd.	10,089,500	8,617	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,795	8,591	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,385	0.0%
	Harbin Electric Co. Ltd.	13,640,000	8,336	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,389,277	8,293	0.0%
^	Sinopec Kantons Holdings Ltd.	15,115,000	7,705	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	14,848,600	7,273	0.0%
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,096	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSSC)	8,074,518	7,045	0.0%
	China Railway Group Ltd. Class A (XSSC)	5,430,414	6,914	0.0%
1	Hua Hong Semiconductor Ltd.	4,799,000	6,804	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,414	0.0%
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,704,874	6,247	0.0%
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,968	0.0%
*,^	CITIC Resources Holdings Ltd.	47,873,345	5,778	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,680	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	5,678	0.0%
	China Foods Ltd.	14,235,506	5,483	0.0%
*	China Nuclear Engineering Corp. Ltd. Class A	2,430,882	5,461	0.0%
	AVIC Aircraft Co. Ltd. Class A	1,540,402	5,336	0.0%
	China International Travel Service Corp. Ltd. Class A (XSHG)	658,141	5,071	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	4,948	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	4,004,796	4,828	0.0%
^	Sinofert Holdings Ltd.	35,724,000	4,770	0.0%
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	4,763	0.0%
	Dah Chong Hong Holdings Ltd.	10,927,000	4,718	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSSC)	1,655,060	4,673	0.0%
*	China International Travel Service Corp. Ltd. Class A (XSSC)	580,568	4,473	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	4,387	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	3,805,370	4,308	0.0%
	Avic Aviation Engine Corp. plc Class A (XSHG)	844,113	4,203	0.0%
^	China Overseas Property Holdings Ltd.	24,190,092	4,192	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,136	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,124	0.0%
*	China Greatwall Technology Group Co. Ltd. Class A	2,938,488	4,118	0.0%
^	Poly Culture Group Corp. Ltd.	1,541,900	4,073	0.0%
	Air China Ltd. Class A (XSHG)	3,077,214	3,963	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,940	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,915	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,758	0.0%
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,746	0.0%
*,^	Sinotrans Shipping Ltd.	16,009,500	3,598	0.0%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	COSCO SHIPPING International Hong Kong Co. Ltd.	8,160,000	3,502	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	3,207	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	3,203	0.0%
	China National Accord Medicines Corp. Ltd. Class A	283,867	3,134	0.0%
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	3,083	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	3,069	0.0%
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,982	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,930	0.0%
	Bluestar Adisseo Co. Class A	1,491,041	2,914	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,838	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
	Class A (XSSC)	5,879,228	2,830	0.0%
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,711	0.0%
*	China Communications Construction Co. Ltd. Class A	1,077,700	2,707	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,697	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,590	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,798,896	2,386	0.0%
	China CAMC Engineering Co. Ltd. Class A	553,598	2,285	0.0%
	AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,243	0.0%
	Norinco International Cooperation Ltd. Class A	483,900	2,147	0.0%
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,957	0.0%
*	Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,953	0.0%
*	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,865	0.0%
*	Sinopec Oilfield Equipment Corp. Class A	1,040,894	1,864	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,837	0.0%
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,811	0.0%
	China CSSC Holdings Ltd. Class A (XSSC)	460,980	1,781	0.0%
*	Angang Steel Co. Ltd. Class A	2,266,055	1,750	0.0%
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,660	0.0%
*,^	China Chengtong Development Group Ltd.	26,228,000	1,633	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	1,684,040	1,614	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,594	0.0%
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,581	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,571	0.0%
^	China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,555	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	15,188,071	1,541	0.0%
*	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,500	0.0%
	North Electro-Optic Co. Ltd. Class A	494,561	1,498	0.0%
	China Oilfield Services Ltd. Class A	862,777	1,429	0.0%
	Sinoma Science & Technology Co. Ltd. Class A	515,740	1,402	0.0%
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,378	0.0%
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,356	0.0%
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,347	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,321	0.0%
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,301	0.0%
	Sinochem International Corp. Class A (XSSC)	794,851	1,278	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,254	0.0%
	Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,242	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
	Class A (XSHG)	2,555,201	1,230	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,206	0.0%
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,192	0.0%
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,189	0.0%
	East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,171	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,169	0.0%

13

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,143	0.0%
* China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	370,713	1,132	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,131	0.0%
Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,129	0.0%
Lanpec Technologies Ltd. Class A	638,300	1,120	0.0%
China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,109	0.0%
China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,096	0.0%
* North Huajin Chemical Industries Co. Ltd. Class A	687,903	1,064	0.0%
Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	1,033	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	1,015	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	997	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	984	0.0%
* Minmetals Development Co. Ltd. Class A (XSHG)	508,486	979	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	975	0.0%
Daye Special Steel Co. Ltd. Class A	556,300	964	0.0%
China CSSC Holdings Ltd. Class A (XSHG)	249,270	963	0.0%
SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	933	0.0%
Jihua Group Corp. Ltd. Class A (XSHG)	768,000	928	0.0%
* Shanghai Potevio Co. Ltd. Class A	404,003	928	0.0%
FAW CAR Co. Ltd. Class A	589,943	924	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	922	0.0%
* China Merchants Land Ltd.	4,948,000	921	0.0%
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	891	0.0%
* China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	859	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	851,900	847	0.0%
China National Software & Service Co. Ltd. Class A (XSSC)	242,434	845	0.0%
Sichuan Chengfei Integration Technology Corp. Class A	216,379	844	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	844	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd.
Class A (XSSC)	177,401	842	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	836	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	517,150	816	0.0%
Air China Ltd. Class A (XSSC)	630,438	812	0.0%
Minmetals Land Ltd.	6,472,000	789	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	781	0.0%
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	740	0.0%
* Shanghai Potevio Co. Ltd. Class B	887,700	723	0.0%
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	719	0.0%
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	714	0.0%
China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	707	0.0%
SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	686	0.0%
CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	667	0.0%
Sinochem International Corp. Class A (XSHG)	414,700	667	0.0%
SDIC Essence Holdings Co. Ltd. Class A (XSSC)	298,900	635	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	474,000	631	0.0%
China Television Media Ltd. Class A (XSHG)	241,500	616	0.0%
COFCO Tunhe Sugar Co. Ltd. Class A	421,800	610	0.0%
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	583	0.0%
* China First Heavy Industries Class A (XSHG)	1,200,650	580	0.0%
Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	549	0.0%
COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	549	0.0%
* China First Heavy Industries Class A (XSSC)	1,118,300	540	0.0%
GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	526	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd.
Class A (XSHG)	107,500	510	0.0%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	501	0.0%
* Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	483	0.0%
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	461	0.0%
China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	438	0.0%
* China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	429	0.0%
Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	427	0.0%
Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	406	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	400	0.0%
* Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	358	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	345	0.0%
Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	344	0.0%
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	340	0.0%
China Television Media Ltd. Class A (XSSC)	129,531	330	0.0%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	328	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	321	0.0%
* China Coal Energy Co. Ltd. Class A (XSHG)	361,900	305	0.0%
Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	300	0.0%
Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	241	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	231	0.0%
* Minmetals Development Co. Ltd. Class A (XSSC)	104,800	202	0.0%
COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	66	0.0%
* China Merchants Shekou Industrial Zone Holdings Co. Ltd.
Class A (XSEC)	6,000	17	0.0%
1 China—Other †		8,682,505	12.0%
		20,125,583	27.7%

Colombia †		351,567	0.5%

[1]Czech Republic †		138,549	0.2%

Egypt †		148,308	0.2%

Greece †		310,752	0.4%

Hong Kong †		85,546	0.1%

Hungary †		232,838	0.3%

India
Housing Development Finance Corp. Ltd.	25,446,217	607,528	0.8%
* Reliance Industries Ltd.	25,496,588	552,554	0.8%
Infosys Ltd.	30,459,325	435,228	0.6%
Tata Consultancy Services Ltd.	7,601,000	268,387	0.4%
Axis Bank Ltd.	26,082,380	206,529	0.3%
ITC Ltd.	47,111,821	203,421	0.3%
Oil & Natural Gas Corp. Ltd.	50,194,270	145,441	0.2%
Indian Oil Corp. Ltd.	18,501,575	126,626	0.2%
Bharat Petroleum Corp. Ltd.	10,396,541	116,247	0.2%
State Bank of India	22,903,690	103,038	0.2%
Coal India Ltd.	21,578,241	92,792	0.1%
NTPC Ltd.	33,280,903	85,085	0.1%
Hindustan Petroleum Corp. Ltd.	6,217,358	51,824	0.1%
GAIL India Ltd.	7,012,684	46,186	0.1%
Power Grid Corp. of India Ltd.	13,493,987	43,599	0.1%
Rural Electrification Corp. Ltd.	12,201,446	38,391	0.1%

15

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bharat Electronics Ltd.	10,765,666	30,613	0.1%
Power Finance Corp. Ltd.	11,588,645	28,795	0.0%
Bharat Heavy Electricals Ltd.	10,364,004	28,290	0.0%
State Bank of India GDR	589,804	26,735	0.0%
NMDC Ltd.	13,408,079	26,579	0.0%
* Bank of Baroda	8,007,485	23,329	0.0%
* Steel Authority of India Ltd.	18,503,406	17,336	0.0%
NHPC Ltd.	34,939,545	17,232	0.0%
Oil India Ltd.	2,961,917	15,055	0.0%
* Punjab National Bank	5,336,024	13,992	0.0%
* Canara Bank	1,980,154	10,997	0.0%
* Bank of India	3,347,936	9,707	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	4,132,814	8,577	0.0%
* IDBI Bank Ltd.	6,266,403	7,601	0.0%
National Aluminium Co. Ltd.	6,580,643	7,031	0.0%
NBCC India Ltd.	2,233,353	6,935	0.0%
Indian Bank	1,260,447	6,246	0.0%
Union Bank of India	2,298,774	6,125	0.0%
Engineers India Ltd.	1,955,990	5,055	0.0%
* IFCI Ltd.	8,525,180	4,201	0.0%
* Syndicate Bank	2,744,100	3,531	0.0%
* Indian Overseas Bank	7,411,421	3,339	0.0%
Oriental Bank of Commerce	1,126,646	2,977	0.0%
* Corp Bank	3,188,493	2,910	0.0%
* Vijaya Bank	2,143,889	2,727	0.0%
* Central Bank of India	1,590,730	2,618	0.0%
* Shipping Corp. of India Ltd.	1,047,395	1,313	0.0%
* UCO Bank	1,863,718	1,200	0.0%
Gujarat Mineral Development Corp. Ltd.	576,191	1,118	0.0%
* Allahabad Bank	780,316	999	0.0%
Andhra Bank	286,108	306	0.0%
1 India—Other †		5,350,216	7.4%
		8,796,561	12.1%
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	817,683,405	269,743	0.4%
Bank Central Asia Tbk PT	201,933,724	268,560	0.4%
Astra International Tbk PT	325,822,800	218,364	0.3%
Bank Rakyat Indonesia Persero Tbk PT	176,181,800	170,174	0.2%
Bank Mandiri Persero Tbk PT	152,703,080	133,632	0.2%
Bank Negara Indonesia Persero Tbk PT	127,806,965	61,028	0.1%
Semen Indonesia Persero Tbk PT	50,812,604	33,580	0.1%
* Perusahaan Gas Negara Persero Tbk	178,204,204	32,407	0.0%
Jasa Marga Persero Tbk PT	39,920,600	13,890	0.0%
* Tambang Batubara Bukit Asam Persero Tbk PT	14,209,748	13,474	0.0%
Waskita Karya Persero Tbk PT	53,246,400	9,534	0.0%
* Aneka Tambang Persero Tbk PT	150,298,652	7,829	0.0%
Bank Tabungan Negara Persero Tbk PT	43,742,900	7,531	0.0%
Wijaya Karya Persero Tbk PT	37,587,059	6,668	0.0%
* Semen Baturaja Persero Tbk PT	24,707,350	6,533	0.0%
Pembangunan Perumahan Persero Tbk PT	25,678,522	6,122	0.0%
Adhi Karya Persero Tbk PT	18,581,236	3,145	0.0%
* Krakatau Steel Persero Tbk PT	49,570,190	2,153	0.0%
Wijaya Karya Beton Tbk PT	37,553,800	2,084	0.0%
* Timah Persero Tbk PT	25,268,131	1,789	0.0%
Indonesia—Other †		713,572	1.0%
		1,981,812	2.7%

16

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Malaysia
Public Bank Bhd. (Local)	50,043,800	229,985	0.3%
Malaysia—Other †		2,259,759	3.1%
		2,489,744	3.4%
Mexico
America Movil SAB de CV	474,322,003	364,587	0.5%
Fomento Economico Mexicano SAB de CV	35,057,270	315,483	0.4%
Grupo Financiero Banorte SAB de CV	36,899,770	213,555	0.3%
Wal-Mart de Mexico SAB de CV	89,557,654	202,186	0.3%
1 Mexico—Other †		1,834,697	2.5%
		2,930,508	4.0%

Pakistan †		158,305	0.2%

Peru †		204,415	0.3%

Philippines †		1,061,947	1.5%

Poland †		1,063,583	1.5%

Qatar †		617,410	0.9%

Russia
Sberbank of Russia PJSC	171,870,498	499,208	0.7%
Gazprom PJSC ADR	43,552,289	206,767	0.3%
Lukoil PJSC ADR	4,164,257	206,700	0.3%
Gazprom PJSC	83,607,453	200,844	0.3%
AK Transneft OAO Preference Shares	24,805	83,969	0.1%
VTB Bank PJSC	60,709,531,072	71,170	0.1%
Rosneft Oil Co. PJSC GDR	11,698,605	64,726	0.1%
Rosneft Oil Co. PJSC	7,090,655	39,525	0.1%
Inter RAO UES PJSC	385,009,670	27,399	0.1%
RusHydro PJSC	1,579,839,418	24,843	0.0%
VTB Bank PJSC GDR	10,623,828	24,564	0.0%
Rostelecom PJSC	18,256,325	23,897	0.0%
* Aeroflot PJSC	6,789,524	20,963	0.0%
Bashneft PJSC	318,389	17,746	0.0%
Federal Grid Co. Unified Energy System JSC	4,093,494,717	14,128	0.0%
Rosseti PJSC	457,705,984	7,722	0.0%
Bashneft PAO Preference Shares	300,228	6,645	0.0%
Mosenergo PJSC	58,029,534	2,382	0.0%
TGC-1 PJSC	8,801,055,345	1,937	0.0%
^ Rostelecom PJSC ADR	157,890	1,243	0.0%
OGK-2 PJSC	157,137,880	1,113	0.0%
Russia—Other †		1,338,745	1.9%
		2,886,236	4.0%

Singapore †		4,659	0.0%

South Africa
Naspers Ltd.	6,942,574	1,320,141	1.8%
Sasol Ltd.	8,904,685	272,883	0.4%
MTN Group Ltd.	28,689,438	271,325	0.3%
Standard Bank Group Ltd.	19,457,113	216,063	0.3%

17

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Steinhoff International Holdings NV		40,619,040	206,633	0.3%
South Africa—Other †			3,344,773	4.6%
			5,631,818	7.7%

[1]South Korea †			3,830	0.0%

[1]Switzerland †			20,755	0.0%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		237,443,845	1,529,588	2.1%
^ Taiwan Semiconductor Manufacturing Co. Ltd. ADR		29,955,335	990,623	1.4%
Hon Hai Precision Industry Co. Ltd.		241,483,779	790,416	1.1%
Largan Precision Co. Ltd.		1,582,135	262,745	0.4%
Formosa Plastics Corp.		80,172,560	240,907	0.3%
Nan Ya Plastics Corp.		93,124,864	224,313	0.3%
Formosa Chemicals & Fibre Corp.		71,875,354	221,016	0.3%
Cathay Financial Holding Co. Ltd.		129,406,306	207,388	0.3%
Delta Electronics Inc.		36,060,967	202,978	0.3%
Taiwan—Other †			6,634,493	9.1%
			11,304,467	15.6%

[1]Thailand †			2,762,983	3.8%

Turkey †			925,212	1.3%

United Arab Emirates †			716,461	1.0%
Total Common Stocks (Cost $66,854,191)			71,996,683	99.0%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.034%	13,860,952	1,386,373	1.9%

5U.S. Government and Agency Obligations †			36,380	0.1%
Total Temporary Cash Investments (Cost $1,422,530)			1,422,753	2.0%[2]
Total Investments (Cost $68,276,721)			73,419,436	101.0%

18

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,812
Receivables for Investment Securities Sold	4,312
Receivables for Accrued Income	79,883
Receivables for Capital Shares Issued	68,717
Currency at Value and Receivable	97,008
Other Assets	11,670
Total Other Assets	266,402	0.4%
Liabilities
Payables for Investment Securities Purchased	(24,815)
Collateral for Securities on Loan	(896,961)
Payables for Capital Shares Redeemed	(5,674)
Payables to Vanguard	(52,134)
Other Liabilities	(1,913)
Total Liabilities	(981,497)	(1.4%)
Net Assets	72,704,341	100.0%

At April 30, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		76,882,277
Undistributed Net Investment Income		95,779
Accumulated Net Realized Losses		(9,433,842)
Unrealized Appreciation (Depreciation)
Investment Securities		5,142,715
Futures Contracts		17,040
Swap Contracts		(16)
Foreign Currencies		388
Net Assets		72,704,341

Investor Shares—Net Assets
Applicable to 65,610,769 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,669,986
Net Asset Value Per Share—Investor Shares		$25.45

ETF Shares—Net Assets
Applicable to 1,310,884,850 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		52,677,762
Net Asset Value Per Share—ETF Shares		$40.18

19

Emerging Markets Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 311,065,504 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,397,315
Net Asset Value Per Share—Admiral Shares	$33.42

Institutional Shares—Net Assets
Applicable to 181,680,716 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,617,670
Net Asset Value Per Share—Institutional Shares	$25.42

Institutional Plus Shares—Net Assets
Applicable to 39,519,355 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,341,608
Net Asset Value Per Share—Institutional Plus Shares	$84.56

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $827,167,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $599,803,000, representing 0.8% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and
1.1%, respectively, of net assets.
3 Includes $896,961,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $26,484,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1]	477,747
Interest[2]	2,096
Securities Lending—Net	13,825
Total Income	493,668
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,021
Management and Administrative—Investor Shares	1,793
Management and Administrative—ETF Shares	16,623
Management and Administrative—Admiral Shares	3,099
Management and Administrative—Institutional Shares	927
Management and Administrative—Institutional Plus Shares	418
Marketing and Distribution—Investor Shares	154
Marketing and Distribution—ETF Shares	1,162
Marketing and Distribution—Admiral Shares	473
Marketing and Distribution—Institutional Shares	62
Marketing and Distribution—Institutional Plus Shares	19
Custodian Fees	17,381
Auditing Fees	1
Shareholders’ Reports—Investor Shares	69
Shareholders’ Reports—ETF Shares	1,207
Shareholders’ Reports—Admiral Shares	113
Shareholders’ Reports—Institutional Shares	12
Shareholders’ Reports—Institutional Plus Shares	1
Trustees’ Fees and Expenses	20
Total Expenses	46,555
Net Investment Income	447,113
Realized Net Gain (Loss)
Investment Securities Sold[2]	(168,745)
Futures Contracts	2,717
Swap Contracts	(401)
Foreign Currencies	(4,152)
Realized Net Gain (Loss)	(170,581)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,590,796
Futures Contracts	29,491
Swap Contracts	123
Foreign Currencies	(89)
Change in Unrealized Appreciation (Depreciation)	4,620,321
Net Increase (Decrease) in Net Assets Resulting from Operations	4,896,853

1 Dividends are net of foreign withholding taxes of $46,580,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,009,000 and $83,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	447,113	1,419,900
Realized Net Gain (Loss)	(170,581)	(3,262,456)
Change in Unrealized Appreciation (Depreciation)	4,620,321	7,250,597
Net Increase (Decrease) in Net Assets Resulting from Operations	4,896,853	5,408,041
Distributions
Net Investment Income
Investor Shares	(8,215)	(35,658)
ETF Shares	(299,166)	(979,859)
Admiral Shares	(59,418)	(210,225)
Institutional Shares	(26,985)	(98,859)
Institutional Plus Shares	(19,972)	(74,323)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(413,756)	(1,398,924)
Capital Share Transactions
Investor Shares	(4,714)	(111,055)
ETF Shares	4,783,498	4,839,640
Admiral Shares	594,643	470,804
Institutional Shares	148,675	231,732
Institutional Plus Shares	110,818	233,053
Net Increase (Decrease) from Capital Share Transactions	5,632,920	5,664,174
Total Increase (Decrease)	10,116,017	9,673,291
Net Assets
Beginning of Period	62,588,324	52,915,033
End of Period[1]	72,704,341	62,588,324
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $95,779,000 and $66,975,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.85	$22.16	$27.02	$26.78	$26.36	$26.39
Investment Operations
Net Investment Income	.140	. 530.642		.672	.667	. 576
Net Realized and Unrealized Gain (Loss)
on Investments	1.586	1.691	(4.865)	.271	.548	.237
Total from Investment Operations	1.726	2.221	(4.223)	.943	1.215	.813
Distributions
Dividends from Net Investment Income	(.126)	(. 531)	(. 637)	(.703)	(.795)	(. 843)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.126)	(. 531)	(. 637)	(.703)	(.795)	(. 843)
Net Asset Value, End of Period	$25.45	$23.85	$22.16	$27.02	$26.78	$26.36

Total Return[1]	7.29%	10.21%	-15.74%	3.59%	4.78%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,670	$1,570	$1,573	$2,063	$2,181	$2,333
Ratio of Total Expenses to
Average Net Assets	0.32%	0.32%	0.33%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	1.16%	2.50%	2.53%	2.56%	2.45%	2.38%
Portfolio Turnover Rate [2]	3%	13%	7%	9%	26%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.67	$34.98	$42.66	$42.28	$41.65	$41.73
Investment Operations
Net Investment Income	.255	.900	1.086	1.137	1.129	.984
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.496	2.679	(7.685)	.428	.860	.367
Total from Investment Operations	2.751	3.579	(6.599)	1.565	1.989	1.351
Distributions
Dividends from Net Investment Income	(.241)	(.889)	(1.081)	(1.185)	(1.359)	(1.431)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.241)	(.889)	(1.081)	(1.185)	(1.359)	(1.431)
Net Asset Value, End of Period	$40.18	$37.67	$34.98	$42.66	$42.28	$41.65

Total Return	7.37%	10.47%	-15.59%	3.77%	4.97%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,678	$44,636	$37,071	$48,000	$51,083	$57,125
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.34%	2.68%	2.71%	2.74%	2.63%	2.53%
Portfolio Turnover Rate [2]	3%	13%	7%	9%	26%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.33	$29.10	$35.49	$35.17	$34.65	$34.71
Investment Operations
Net Investment Income	. 213.747		.903	.946	.940	.816
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.077	2.222	(6.394)	.361	.709	.311
Total from Investment Operations	2.290	2.969	(5.491)	1.307	1.649	1.127
Distributions
Dividends from Net Investment Income	(. 200)	(.739)	(. 899)	(. 987)	(1.129)	(1.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 200)	(.739)	(. 899)	(. 987)	(1.129)	(1.187)
Net Asset Value, End of Period	$33.42	$31.33	$29.10	$35.49	$35.17	$34.65

Total Return[2]	7.37%	10.41%	-15.60%	3.79%	4.94%	3.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,397	$9,166	$8,060	$8,870	$6,959	$6,801
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.34%	2.68%	2.71%	2.74%	2.63%	2.53%
Portfolio Turnover Rate [3]	3%	13%	7%	9%	26%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.82	$22.13	$26.99	$26.74	$26.36	$26.42
Investment Operations
Net Investment Income	.166	. 577	. 696.726		.725	. 643
Net Realized and Unrealized Gain (Loss)
on Investments	1.590	1.683	(4.865)	.283	.532	.225
Total from Investment Operations	1.756	2.260	(4.169)	1.009	1.257	.868
Distributions
Dividends from Net Investment Income	(.156)	(. 570)	(. 691)	(.759)	(. 877)	(. 928)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.156)	(. 570)	(. 691)	(.759)	(. 877)	(. 928)
Net Asset Value, End of Period	$25.42	$23.82	$22.13	$26.99	$26.74	$26.36

Total Return[1]	7.44%	10.42%	-15.57%	3.85%	4.95%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,618	$4,191	$3,645	$4,002	$3,558	$2,495
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.37%	2.71%	2.74%	2.77%	2.66%	2.59%
Portfolio Turnover Rate[2]	3%	13%	7%	9%	26%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$79.26	$73.61	$89.77	$88.97	$87.68	$87.90
Investment Operations
Net Investment Income	.559	1.928	2.326	2.436	2.426	2.131
Net Realized and Unrealized Gain (Loss)
on Investments[1]	5.267	5.630	(16.171)	.904	1.792	.776
Total from Investment Operations	5.826	7.558	(13.845)	3.340	4.218	2.907
Distributions
Dividends from Net Investment Income	(.526)	(1.908)	(2.315)	(2.540)	(2.928)	(3.127)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.526)	(1.908)	(2.315)	(2.540)	(2.928)	(3.127)
Net Asset Value, End of Period	$84.56	$79.26	$73.61	$89.77	$88.97	$87.68

Total Return[2]	7.42%	10.48%	-15.55%	3.83%	4.99%	3.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,342	$3,026	$2,566	$2,754	$2,320	$1,607
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.39%	2.73%	2.76%	2.79%	2.68%	2.61%
Portfolio Turnover Rate [3]	3%	13%	7%	9%	26%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by

28

Emerging Markets Stock Index Fund

the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.

The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in

29

Emerging Markets Stock Index Fund

the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended April 30, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

30

Emerging Markets Stock Index Fund

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $4,812,000, representing 0.01% of the fund’s net assets and 1.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	10,523,849	3	5,472
Common Stocks—Other	1,356,916	59,687,704	422,739
Temporary Cash Investments	1,386,373	36,380	—
Futures Contracts—Assets[1]	1,947	—	—
Futures Contracts—Liabilities[1]	(140)	—	—
Swap Contracts—Liabilities	—	(16)	—
Total	13,268,945	59,724,071	428,211
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,626,142,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $5,189,341,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2017, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Market Index	June 2017	11,800	577,610	16,411
E-mini S&P 500 Index	June 2017	500	59,513	629
				17,040

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

32

Emerging Markets Stock Index Fund

E. At April 30, 2017, the fund had the following open total return swap contracts:

				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Odontoprev SA	7/19/18	MSCS	2,920	13.844%	(16)
MSCS—Morgan Stanley Capital Services Inc.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $401,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $9,280,265,000 to offset future net capital gains. Of this amount, $2,105,602,000 is subject to expiration dates; $1,591,794,000 may be used to offset future net capital gains through October 31, 2017, $212,374,000 through October 31, 2018, and $301,434,000 through October 31, 2019. Capital losses of $7,174,663,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $68,362,461,000. Net unrealized appreciation of investment securities for tax purposes was $5,056,975,000, consisting of unrealized gains of $14,843,291,000 on securities that had risen in value since their purchase and $9,786,316,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended April 30, 2017, the fund purchased $6,686,875,000 of investment securities and sold $1,090,983,000 of investment securities, other than temporary cash investments. Purchases include $2,815,064,000, and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

33

Emerging Markets Stock Index Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	198,433	8,228	246,846	11,404
Issued in Lieu of Cash Distributions	7,803	338	33,853	1,520
Redeemed	(210,950)	(8,777)	(391,754)	(18,106)
Net Increase (Decrease)—Investor Shares	(4,714)	(211)	(111,055)	(5,182)
ETF Shares
Issued	4,783,499	125,921	6,502,086	179,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1)	—	(1,662,446)	(54,600)
Net Increase (Decrease)—ETF Shares	4,783,498	125,921	4,839,640	125,218
Admiral Shares
Issued	1,504,579	47,735	2,310,990	81,410
Issued in Lieu of Cash Distributions	52,087	1,713	183,978	6,293
Redeemed	(962,023)	(30,921)	(2,024,164)	(72,200)
Net Increase (Decrease)—Admiral Shares	594,643	18,527	470,804	15,503
Institutional Shares
Issued	737,138	30,524	1,295,401	60,195
Issued in Lieu of Cash Distributions	25,078	1,085	90,635	4,081
Redeemed	(613,541)	(25,835)	(1,154,304)	(53,098)
Net Increase (Decrease)—Institutional Shares	148,675	5,774	231,732	11,178
Institutional Plus Shares
Issued	268,876	3,352	596,491	8,606
Issued in Lieu of Cash Distributions	18,692	243	69,387	940
Redeemed	(176,750)	(2,249)	(432,825)	(6,232)
Net Increase (Decrease)—Institutional Plus Shares	110,818	1,346	233,053	3,314

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

35

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,072.92	$1.64
FTSE Emerging Markets ETF Shares	1,000.00	1,073.67	0.72
Admiral Shares	1,000.00	1,073.74	0.72
Institutional Shares	1,000.00	1,074.39	0.57
Institutional Plus Shares	1,000.00	1,074.17	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.21	$1.61
FTSE Emerging Markets ETF Shares	1,000.00	1,024.10	0.70
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.25	0.55
Institutional Plus Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional
Shares, and 0.09% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

36

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

37

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

38

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

39

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI
Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27,
2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A
Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A
Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

40

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing > 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5332 062017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.
Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

0448435, v0.56

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.1%)[1]
Austria (0.5%)
	Erste Group Bank AG	522,612	18,712
	OMV AG	262,012	12,069
	voestalpine AG	207,407	8,647
	ANDRITZ AG	131,853	7,286
*	Raiffeisen Bank International AG	238,047	5,427
	Wienerberger AG	211,870	4,960
	BUWOG AG	174,418	4,710
	IMMOFINANZ AG	1,762,334	3,663
*	Lenzing AG	18,309	3,413
	CA Immobilien Anlagen AG	129,679	2,840
*	Oesterreichische Post AG	63,234	2,682
*,^	Verbund AG	121,378	2,015
	Telekom Austria AG Class A	262,646	1,843
	Mayr Melnhof Karton AG	15,083	1,825
	Vienna Insurance Group AG Wiener Versicherung Gruppe	68,813	1,785
	UNIQA Insurance Group AG	210,991	1,761
	RHI AG	47,128	1,372
	Schoeller-Bleckmann Oilfield Equipment AG	19,639	1,371
	S IMMO AG	95,455	1,248
	Strabag SE	28,753	1,176
	Zumtobel Group AG	53,126	1,106
	Palfinger AG	21,181	864
^	DO & CO AG	11,274	761
	EVN AG	57,286	759
*,^	Flughafen Wien AG	18,429	669
*	Porr AG	16,796	601
	Kapsch TrafficCom AG	9,843	482
^	Semperit AG Holding	17,913	478
	Conwert Immobilien Invest SE	330	6
			94,531
Belgium (2.0%)
	Anheuser-Busch InBev SA/NV	1,458,313	164,455
	KBC Group NV	503,561	36,391
*,^	UCB SA	220,998	17,249
	Solvay SA Class A	128,348	16,325
	Ageas	363,351	14,878
^	Groupe Bruxelles Lambert SA	142,378	13,657
^	Umicore SA	171,189	10,029
^	Proximus SADP	260,796	7,976
	Ackermans & van Haaren NV	45,654	7,472
	Colruyt SA	121,693	6,253
*	Telenet Group Holding NV	90,319	5,488
	Ontex Group NV	143,528	4,789
	Cofinimmo SA	37,340	4,519
	bpost SA	184,949	4,433
	Sofina SA	28,360	4,071
	Melexis NV	39,649	3,305
	Bekaert SA	63,630	3,203
*	KBC Ancora	65,059	3,096
*	Warehouses De Pauw CVA	29,259	2,800
	Elia System Operator SA/NV	47,093	2,498
	D'ieteren SA/NV	49,020	2,392
	Aedifica SA	28,755	2,260
	Ion Beam Applications	35,043	2,080
	Gimv NV	33,317	2,033
	Befimmo SA	34,772	2,029
	Euronav NV	242,234	1,923
	Econocom Group SA/NV	118,723	1,909
*	Tessenderlo Chemie NV (Voting Shares)	44,572	1,829
	Cie d'Entreprises CFE	12,536	1,827
*	AGFA-Gevaert NV	292,016	1,482

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Barco NV	14,593	1,438
	Kinepolis Group NV	22,277	1,286
*	Orange Belgium SA	54,525	1,137
*,^	Nyrstar (Voting Shares)	167,075	946
	EVS Broadcast Equipment SA	17,867	720
	Van de Velde NV	11,598	637
*	Wereldhave Belgium NV	3,820	416
			359,231
Denmark (2.7%)
	Novo Nordisk A/S Class B	3,374,093	131,377
	Danske Bank A/S	1,333,664	48,490
*	Vestas Wind Systems A/S	405,416	34,885
	Pandora A/S	199,778	21,582
*	Genmab A/S	100,151	19,928
	Carlsberg A/S Class B	192,597	19,218
	AP Moller - Maersk A/S Class B	11,124	19,189
	DSV A/S	339,723	18,918
	Novozymes A/S	401,400	17,330
	Coloplast A/S Class B	184,239	15,776
	ISS A/S	339,283	14,074
	AP Moller - Maersk A/S Class A	8,212	13,624
	Chr Hansen Holding A/S	161,624	10,889
2	DONG Energy A/S	197,676	7,784
	TDC A/S	1,445,220	7,753
	GN Store Nord A/S	261,322	6,793
	Jyske Bank A/S	123,927	6,627
	H Lundbeck A/S	106,179	5,446
	FLSmidth & Co. A/S	90,312	5,429
	William Demant Holding A/S	213,453	4,885
	Sydbank A/S	126,764	4,611
	Tryg A/S	200,998	3,857
*,2	Nets A/S	211,490	3,848
	SimCorp A/S	59,769	3,745
*	NKT Holding A/S	46,962	3,702
	Dfds A/S	55,444	3,306
*	Bavarian Nordic A/S	57,665	3,165
*	Royal Unibrew A/S	71,293	3,102
*	Topdanmark A/S	95,305	2,609
*	Schouw & Co. AB	21,646	2,228
*	Rockwool International A/S Class B	11,773	2,155
	Ambu A/S Class B	43,804	2,155
*,2	Scandinavian Tobacco Group A/S	105,806	1,848
*	Spar Nord Bank A/S	150,798	1,709
	ALK-Abello A/S	10,246	1,598
	Alm Brand A/S	120,106	984
	Matas A/S	59,357	917
*,^	Bang & Olufsen A/S	61,177	914
*	D/S Norden A/S	43,422	868
	Solar A/S Class B	10,978	636
			477,954
Finland (1.8%)
	Nokia Oyj	10,451,720	59,751
*	Sampo Oyj Class A	860,214	41,168
	Kone Oyj Class B	694,015	31,767
	UPM-Kymmene Oyj	972,185	25,614
	Wartsila OYJ Abp	283,726	17,255
*	Stora Enso Oyj	1,048,220	12,440
*	Fortum Oyj	819,787	11,920
	Orion Oyj Class B	186,735	10,702
*	Nokian Renkaat Oyj	244,067	10,490
*	Elisa Oyj	289,555	9,847
*	Neste Oyj	235,005	9,576
	Metso Oyj	242,761	8,694
*	Huhtamaki Oyj	187,186	7,256

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Kesko Oyj Class B	124,009	5,808
	Amer Sports Oyj	212,913	4,712
	Valmet Oyj	247,661	4,511
	Cargotec Oyj Class B	75,623	4,506
	Tieto Oyj	136,000	4,264
	Konecranes Oyj Class B	100,845	4,229
	Outokumpu Oyj	376,745	3,608
	Metsa Board Oyj	413,275	2,932
*,^	Outotec Oyj	333,866	2,477
	Sponda Oyj	452,875	1,998
	Uponor Oyj	103,660	1,963
	YIT Oyj	232,953	1,843
*,^	Caverion Corp.	220,225	1,800
	Kemira Oyj	138,156	1,767
	Citycon Oyj	683,522	1,681
	Sanoma Oyj	150,953	1,332
	Cramo Oyj	45,463	1,180
	Ramirent Oyj	120,019	1,141
	Oriola Oyj	223,653	942
	Raisio Oyj	230,864	876
	Finnair Oyj	120,744	630
*,^	Stockmann OYJ Abp Class B	51,685	444
*	F-Secure Oyj	117,927	439
			311,563
France (14.9%)
	TOTAL SA	4,017,495	206,231
	Sanofi	2,040,941	192,857
	BNP Paribas SA	1,785,472	126,014
	LVMH Moet Hennessy Louis Vuitton SE	457,810	113,019
^	AXA SA	3,520,892	93,938
	Airbus SE	999,315	80,837
	Schneider Electric SE	992,350	78,600
	Societe Generale SA	1,335,586	73,234
^	Danone SA	1,039,543	72,753
^	Vinci SA	851,768	72,604
	Orange SA	3,482,886	53,906
	Pernod Ricard SA	387,755	48,528
	Essilor International SA	369,680	47,908
	Cie de Saint-Gobain	868,220	46,846
*	L'Oreal SA Loyalty Line	232,325	46,268
	Safran SA	541,560	44,838
	Air Liquide SA	366,734	44,186
	Unibail-Rodamco SE	179,635	44,108
	Cie Generale des Etablissements Michelin	330,379	43,214
^	Kering	136,236	42,228
*,^	L'Oreal SA	207,768	41,377
	Air Liquide SA (Prime de fidelite)	337,631	40,680
^	Engie SA	2,847,126	40,145
*,^	Vivendi SA	1,980,505	39,284
	Legrand SA	486,162	31,470
*	Valeo SA	431,124	31,024
	Renault SA	315,261	29,398
	Cap Gemini SA	291,175	29,153
	Publicis Groupe SA	374,420	27,032
	Christian Dior SE	94,733	25,982
*	TechnipFMC plc	838,476	25,207
	Credit Agricole SA	1,583,063	23,546
	Carrefour SA	983,112	23,154
	Atos SE	164,848	21,593
	Sodexo SA	165,139	20,988
	Hermes International	43,754	20,917
	Dassault Systemes SE	231,593	20,663
	Thales SA	190,450	20,018
	STMicroelectronics NV	1,148,144	18,432

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Veolia Environnement SA	887,395	16,887
*,^	Bouygues SA	364,205	15,309
*	Peugeot SA	719,688	15,089
*,^	Klepierre	372,813	14,633
*	Accor SA	317,819	14,492
*	SES SA Class A	655,572	14,329
	Arkema SA	129,417	13,703
	Teleperformance	103,570	13,024
	Natixis SA	1,708,636	11,891
*,^	SCOR SE	284,550	11,256
	Eiffage SA	130,365	11,043
	Bureau Veritas SA	468,959	10,866
	Edenred	420,787	10,779
	Gecina SA	73,473	10,450
	Iliad SA	42,941	10,423
^	Suez	613,274	10,074
	Rexel SA	544,162	9,718
	Groupe Eurotunnel SE	837,652	9,202
	Ingenico Group SA	99,700	9,028
*	Alstom SA	277,506	8,808
	Zodiac Aerospace	353,258	8,576
	Eurofins Scientific SE	17,128	8,436
	SEB SA	49,306	7,940
	Orpea	76,584	7,822
	Eutelsat Communications SA	319,994	7,571
	Wendel SA	53,627	7,517
	Credit Agricole SA Loyalty Line	497,173	7,395
	Bollore SA	1,802,705	7,335
	Ipsen SA	61,919	7,209
	Aeroports de Paris	52,933	7,061
	Rubis SCA	68,582	6,967
	Fonciere Des Regions	77,013	6,873
	Faurecia	135,757	6,635
*	Ubisoft Entertainment SA	139,689	6,617
	Lagardere SCA	211,525	6,475
^	CNP Assurances	302,430	6,317
	Casino Guichard Perrachon SA	104,074	6,268
2	Euronext NV	127,592	6,259
2	Amundi SA	91,315	6,009
*,2	Elior Group	240,496	6,000
	Imerys SA	69,211	5,954
	Societe BIC SA	47,981	5,392
	BioMerieux	26,139	5,227
	Eurazeo SA	77,040	5,222
*	Dassault Aviation SA	3,621	4,948
	ICADE	65,303	4,849
	JCDecaux SA	135,920	4,798
	Electricite de France SA	573,181	4,785
	Remy Cointreau SA	44,855	4,525
	Nexity SA	77,982	4,240
*	SFR Group SA	127,892	4,187
	Cie Plastic Omnium SA	105,743	4,138
	SPIE SA	136,718	3,789
	Elis SA	181,625	3,758
	Altran Technologies SA	211,254	3,545
	Alten SA	41,672	3,531
	Sopra Steria Group	23,269	3,489
*,^	Vallourec SA	535,058	3,422
	Technicolor SA	673,134	3,418
*	Nexans SA	60,828	3,382
*	Sartorius Stedim Biotech	43,985	2,950
	Euler Hermes Group	28,779	2,812
	Havas SA	301,485	2,788
*	DBV Technologies SA	37,756	2,698

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Metropole Television SA	118,236	2,692
	Neopost SA	62,465	2,533
*,2	Worldline SA	73,948	2,453
*	Television Francaise 1	188,375	2,305
	Korian SA	70,670	2,277
*	Air France-KLM	270,188	2,270
	Tarkett SA	46,384	2,179
	Vicat SA	28,556	2,031
	Trigano SA	18,566	1,963
	IPSOS	60,041	1,926
*,2	Maisons du Monde SA	55,017	1,907
	SOITEC	44,864	1,905
*	Genfit	53,135	1,837
*	Groupe Fnac SA	25,327	1,779
*,2	Europcar Groupe SA	130,823	1,596
	Mercialys SA	78,057	1,521
	Gaztransport Et Technigaz SA	34,289	1,280
*	Virbac SA	7,859	1,237
	Coface SA	154,144	1,206
	Electricite de France SA Loyalty Line	122,442	1,022
	FFP	10,444	990
	Beneteau SA	66,244	939
	Boiron SA	9,652	918
	Rallye SA	41,032	897
	Bonduelle SCA	25,794	894
	Vilmorin & Cie SA	12,093	874
*	Eramet	16,877	812
	Guerbet	9,331	798
	Derichebourg SA	147,311	706
	Jacquet Metal Service	24,187	649
*	Interparfums SA	18,716	642
	Albioma SA	33,290	640
	Mersen SA	20,538	593
	GL Events	21,932	538
	Manitou BF SA	16,467	520
^	Bourbon Corp.	45,936	518
	Direct Energie	10,921	469
*	Etablissements Maurel et Prom	112,854	427
*,^	Parrot SA	36,713	354
^	CGG SA	38,960	279
*	Esso SA Francaise	5,970	255
	Haulotte Group SA	17,128	254
*	Stallergenes Greer plc	5,371	201
	Union Financiere de France BQE SA	6,570	196
	Assystem	1,192	44
			2,634,639
Germany (14.4%)
	Siemens AG	1,389,290	199,284
	Bayer AG	1,511,368	187,006
	BASF SE	1,687,328	164,378
	SAP SE	1,634,473	163,719
	Allianz SE	832,317	158,455
	Daimler AG	1,882,635	140,283
	Deutsche Telekom AG	5,874,920	103,051
	adidas AG	366,332	73,445
*	Deutsche Bank AG	3,783,495	68,030
	Deutsche Post AG	1,766,748	63,504
	Linde AG	338,203	60,771
	Fresenius SE & Co. KGaA	738,248	59,894
	Bayerische Motoren Werke AG	594,069	56,758
	Volkswagen AG Preference Shares	335,492	53,258
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	261,033	50,045
	Continental AG	197,489	44,237
*	Henkel AG & Co. KGaA Preference Shares	317,434	43,191

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Infineon Technologies AG	2,052,677	42,428
	Fresenius Medical Care AG & Co. KGaA	391,801	34,780
	Deutsche Boerse AG	335,844	32,872
	Vonovia SE	852,253	30,855
	E.ON SE	3,779,238	29,461
	Merck KGaA	236,397	27,770
	HeidelbergCement AG	272,373	25,216
*	Henkel AG & Co. KGaA	213,452	24,899
	Deutsche Wohnen AG	617,148	21,103
*	Commerzbank AG	1,893,597	18,564
	thyssenkrupp AG	772,846	18,417
*	Beiersdorf AG	182,879	18,188
	ProSiebenSat.1 Media SE	418,497	17,765
	Brenntag AG	283,048	16,780
	Porsche Automobil Holding SE Preference Shares	278,958	16,326
	Symrise AG	221,001	15,472
*	RWE AG	887,712	14,703
*	GEA Group AG	325,796	13,850
*,2	Covestro AG	173,634	13,532
*	MTU Aero Engines AG	92,767	13,306
	Hannover Rueck SE	109,595	13,148
^	Wirecard AG	210,355	12,438
	QIAGEN NV	409,049	12,254
	LANXESS AG	168,018	12,132
	LEG Immobilien AG	114,069	9,800
	METRO AG	297,495	9,790
	OSRAM Licht AG	145,985	9,779
	United Internet AG	210,655	9,696
	Evonik Industries AG	277,897	9,279
	HUGO BOSS AG	117,132	8,907
	Volkswagen AG	53,544	8,634
*,2	Zalando SE	192,708	8,501
*,2	Innogy SE	229,794	8,450
^	K&S AG	347,029	8,280
	Bayerische Motoren Werke AG Preference Shares	99,753	8,203
	KION Group AG	119,610	8,103
	STADA Arzneimittel AG	113,572	8,048
*	Deutsche Lufthansa AG	428,629	7,395
	Rheinmetall AG	76,931	7,061
	MAN SE	64,683	6,796
	Fuchs Petrolub SE Preference Shares	127,997	6,602
	HOCHTIEF AG	35,973	6,478
	Freenet AG	197,056	6,184
*	Dialog Semiconductor plc	129,306	6,050
	Telefonica Deutschland Holding AG	1,244,980	6,037
*	Uniper SE	359,508	5,900
	Aurubis AG	82,885	5,792
*	Sartorius AG Preference Shares	62,827	5,752
	TUI AG-DI	383,129	5,555
	RTL Group SA	71,319	5,528
	Fraport AG Frankfurt Airport Services Worldwide	67,675	5,324
*	Axel Springer SE	81,789	4,589
*	Gerresheimer AG	56,853	4,460
	Aareal Bank AG	109,916	4,421
	Software AG	92,417	4,066
	Hella KGaA Hueck & Co.	81,870	4,053
^	Drillisch AG	74,863	4,012
	TAG Immobilien AG	260,912	3,715
	Rational AG	7,283	3,660
	Fielmann AG	46,733	3,573
	Leoni AG	63,261	3,437
	Deutsche EuroShop AG	81,570	3,312
	Krones AG	26,953	3,200
*	MorphoSys AG	52,562	3,191

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Jungheinrich AG Preference Shares	89,802	3,127
	Stabilus SA	43,096	3,121
	Norma Group SE	57,768	3,098
	Suedzucker AG	144,598	3,095
	alstria office REIT-AG	233,876	3,093
	FUCHS PETROLUB SE	64,423	2,909
	Wacker Chemie AG	27,394	2,900
^	Stroeer SE & Co. KGaA	47,017	2,719
	GRENKE AG	13,481	2,684
*	Evotec AG	228,956	2,674
*,^	Bilfinger SE	60,971	2,647
	Duerr AG	25,862	2,577
	Talanx AG	69,325	2,499
2	Deutsche Pfandbriefbank AG	185,068	2,481
	Salzgitter AG	70,869	2,426
	Bechtle AG	20,798	2,386
*	Schaeffler AG Preference Shares	133,686	2,306
	Nemetschek SE	33,480	2,296
	Indus Holding AG	33,951	2,270
	Pfeiffer Vacuum Technology AG	17,414	2,261
*	Siltronic AG	31,225	2,245
	CTS Eventim AG & Co. KGaA	57,432	2,211
*	zooplus AG	11,701	2,185
	TLG Immobilien AG	106,393	2,153
	CompuGroup Medical SE	41,272	2,032
*	Carl Zeiss Meditec AG	44,421	2,019
	Jenoptik AG	74,555	2,006
	RHOEN-KLINIKUM AG	68,085	1,946
2	ADO Properties SA	52,852	1,935
	Puma SE	4,943	1,929
*,2	Rocket Internet SE	104,777	1,913
	DMG Mori AG	34,659	1,889
*,^	Nordex SE	122,764	1,850
*	Kloeckner & Co. SE	165,748	1,831
*,2	Tele Columbus AG	180,694	1,722
*	PATRIZIA Immobilien AG	79,370	1,566
*,^	SGL Carbon SE	153,624	1,553
*	Draegerwerk AG & Co. KGaA Preference Shares	13,890	1,520
	Sixt SE Preference Shares	33,220	1,484
*	Vossloh AG	20,667	1,387
	Sixt SE	25,055	1,386
	KWS Saat SE	3,875	1,378
	Takkt AG	57,953	1,377
*	Deutz AG	176,692	1,375
	XING AG	5,240	1,226
	Wacker Neuson SE	46,645	1,178
*	Heidelberger Druckmaschinen AG	419,167	1,170
^	ElringKlinger AG	56,638	1,131
	Diebold Nixdorf AG	12,963	990
*,2	Hapag-Lloyd AG	31,597	930
	BayWa AG	24,803	903
^	Bertrandt AG	8,146	851
	DIC Asset AG	81,773	839
*	AIXTRON SE	145,486	798
*	Wuestenrot & Wuerttembergische AG	37,071	751
	Deutsche Beteiligungs AG	19,285	734
	Biotest AG Preference Shares	33,977	729
*	Gerry Weber International AG	48,792	715
*	RWE AG Preference Shares	57,080	694
	Hamburger Hafen und Logistik AG	36,413	690
	comdirect bank AG	57,063	595
^	SMA Solar Technology AG	20,411	528
*	Draegerwerk AG & Co. KGaA	6,552	514
	Hornbach Baumarkt AG	15,377	502

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	CropEnergies AG	46,603	458
*	H&R GmbH & Co. KGaA	28,131	424
	Biotest AG	13,549	414
	GFK SE	1,186	61
	BRAAS Monier Building Group SA	310	9
			2,551,476
Ireland (0.4%)
	Kerry Group plc Class A	265,179	21,681
*	Bank of Ireland	50,583,258	12,734
	Kingspan Group plc	324,940	11,304
	Glanbia plc	316,844	6,192
*	Ryanair Holdings plc ADR	53,718	4,938
	C&C Group plc	572,500	2,362
	Origin Enterprises plc	227,042	1,841
	Green REIT plc	1,218,295	1,811
	Hibernia REIT plc	1,239,550	1,721
	Irish Continental Group plc	293,135	1,691
*	Permanent TSB Group Holdings plc	232,610	621
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			66,896
Italy (3.9%)
	Eni SPA	4,499,946	69,799
	Enel SPA	13,933,907	66,244
	Intesa Sanpaolo SPA (Registered)	22,012,297	64,256
*	UniCredit SPA	3,823,915	62,263
	Assicurazioni Generali SPA	2,304,812	36,508
	Atlantia SPA	976,676	24,768
*	Fiat Chrysler Automobiles NV	1,940,474	22,041
	Snam SPA	4,418,408	19,521
*	CNH Industrial NV	1,671,856	18,436
	Ferrari NV	242,603	18,250
*	Telecom Italia SPA (Registered)	20,454,726	18,155
	Luxottica Group SPA	290,532	16,796
	Tenaris SA	864,663	13,508
	Terna Rete Elettrica Nazionale SPA	2,615,142	13,185
	EXOR NV	205,978	11,562
*	Prysmian SPA	387,544	11,184
*	Leonardo SPA	690,674	10,854
	Mediobanca SPA	1,006,906	9,683
^	Banco BPM SPA	2,733,664	7,984
	Telecom Italia SPA (Bearer)	10,995,088	7,847
	Moncler SPA	290,101	7,155
	Recordati SPA	190,575	7,063
^	Unione di Banche Italiane SPA	1,574,137	6,633
	Davide Campari-Milano SPA	507,744	6,004
2	Poste Italiane SPA	843,277	5,775
*	FinecoBank Banca Fineco SPA	699,807	4,985
	Intesa Sanpaolo SPA	1,707,150	4,674
^	BPER Banca	844,436	4,620
*	Saipem SPA	10,573,845	4,551
	A2A SPA	2,827,855	4,203
	Azimut Holding SPA	211,351	4,123
	Unipol Gruppo Finanziario SPA	911,168	4,064
*	Italgas SPA	892,586	4,035
	Interpump Group SPA	151,575	4,020
	UnipolSai Assicurazioni SPA	1,741,410	4,000
	Brembo SPA	49,686	3,904
	Hera SPA	1,315,537	3,762
^	Salvatore Ferragamo SPA	115,335	3,693
	Cerved Information Solutions SPA	344,546	3,678
	Banca Mediolanum SPA	460,598	3,523

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Buzzi Unicem SPA	131,725	3,385
	DiaSorin SPA	44,087	3,305
*	De' Longhi SPA	105,512	3,217
^	Banca Popolare di Sondrio SCPA	831,676	3,099
	Banca Generali SPA	102,076	2,933
*	Yoox Net-A-Porter Group SPA	106,614	2,833
	Societa Cattolica di Assicurazioni SCRL	309,120	2,748
2	Anima Holding SPA	413,309	2,702
^	Mediaset SPA	653,784	2,672
	Autogrill SPA	228,885	2,603
	Industria Macchine Automatiche SPA	28,011	2,469
2	Infrastrutture Wireless Italiane SPA	429,954	2,378
	Ansaldo STS SPA	156,125	2,095
	Iren SPA	948,373	1,998
	Tod's SPA	24,997	1,931
*,2	Enav SPA	459,019	1,879
	Amplifon SPA	142,675	1,823
	Ei Towers SPA	31,153	1,798
	Saras SPA	829,310	1,733
*	Banca IFIS SPA	38,613	1,666
2	OVS SPA	227,326	1,513
	MARR SPA	58,825	1,420
	Reply SPA	8,010	1,403
	Danieli & C Officine Meccaniche SPA RSP	72,116	1,302
	Brunello Cucinelli SPA	49,665	1,301
	Societa Iniziative Autostradali e Servizi SPA	126,001	1,270
	Beni Stabili SpA SIIQ	1,961,616	1,245
	ACEA SPA	86,029	1,238
	Buzzi Unicem SPA-RSP	76,287	1,128
*,2	Technogym SPA	140,993	1,098
	ERG SPA	86,401	1,073
	Datalogic SPA	37,613	1,032
2	RAI Way SPA	185,936	976
	Salini Impregilo SPA	286,870	976
*	Fincantieri SPA	972,674	952
	Credito Emiliano SPA	133,703	935
	CIR-Compagnie Industriali Riunite SPA	560,182	901
	ASTM SPA	57,886	892
	Italmobiliare SPA	15,489	868
*,^	Juventus Football Club SPA	936,139	864
	Banca Monte dei Paschi di Siena SPA	47,128	774
*,^	Piaggio & C SPA	342,710	710
*,^	Credito Valtellinese SPA	186,563	674
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	629
	Danieli & C Officine Meccaniche SPA	23,099	577
*,^	Arnoldo Mondadori Editore SPA	285,378	567
	Cairo Communication SPA	115,084	564
	Cofide SPA	734,900	557
	Cementir Holding SPA	90,352	545
*,^	Safilo Group SPA	62,173	449
	Esprinet SPA	53,275	436
	Astaldi SPA	63,339	415
^	Geox SPA	146,782	397
	Zignago Vetro SPA	47,977	396
*,^	Banca Carige SPA	1,322,726	367
	DeA Capital SPA	216,354	354
*	Gruppo Editoriale L'Espresso SPA	384,610	353
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	232,091	320
	Parmalat SPA	16,057	54
			698,101
Netherlands (4.8%)
	Unilever NV	2,845,006	149,037
	ING Groep NV	7,058,017	115,043
	ASML Holding NV	586,876	77,602

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Koninklijke Philips NV	1,661,257	57,367
*	Koninklijke Ahold Delhaize NV	2,312,051	47,895
	Akzo Nobel NV	459,943	40,228
^	Heineken NV	395,723	35,296
	RELX NV	1,609,406	31,100
*	ArcelorMittal	3,336,217	26,217
	Koninklijke DSM NV	323,115	23,122
^	Wolters Kluwer NV	534,485	22,680
	NN Group NV	601,007	19,926
*,^	Altice NV Class A	718,224	17,845
	Koninklijke KPN NV	5,689,519	16,449
	Aegon NV	3,197,230	16,318
^	Heineken Holding NV	179,778	15,066
2	ABN AMRO Group NV	515,526	13,534
*	Randstad Holding NV	199,739	11,908
	Gemalto NV	149,162	8,351
*	Aalberts Industries NV	176,047	6,981
*	Galapagos NV	68,163	5,972
	Boskalis Westminster	150,308	5,529
*	SBM Offshore NV	333,397	5,493
*	Koninklijke Vopak NV	120,952	5,458
*	Altice NV Class B	216,452	5,384
^	ASM International NV	88,419	5,322
	IMCD Group NV	95,337	5,135
*	ASR Nederland NV	167,255	4,948
*,2	Philips Lighting NV	138,572	4,688
	APERAM SA	84,530	4,250
*	PostNL NV	815,930	4,043
*,^	TKH Group NV	74,799	3,438
	Wereldhave NV	74,074	3,411
	Eurocommercial Properties NV	86,088	3,345
	Corbion NV	104,686	3,249
	BE Semiconductor Industries NV	57,649	3,014
*,^	OCI NV	153,141	2,980
2	GrandVision NV	93,905	2,451
*	TomTom NV	221,716	2,254
*	Koninklijke BAM Groep NV	398,136	2,241
*	Fugro NV	146,307	2,158
*,^	Arcadis NV	123,707	2,146
2	Refresco Group NV	105,147	2,054
2	Flow Traders	65,178	2,010
*	Accell Group	49,261	1,718
*	Wessanen	94,359	1,410
	Vastned Retail NV	34,789	1,299
	NSI NV	265,485	1,121
*,2	Basic-Fit NV	44,303	775
	Brunel International NV	38,161	649
^	BinckBank NV	101,266	503
	Delta Lloyd NV	2,561	15
			850,428
Norway (1.1%)
*,^	DNB ASA	1,962,936	30,634
	Statoil ASA	1,774,186	29,219
	Telenor ASA	1,275,404	20,602
	Norsk Hydro ASA	2,447,555	13,948
*	Orkla ASA	1,436,598	13,034
	Yara International ASA	323,055	12,013
	Marine Harvest ASA	682,879	11,362
*	Subsea 7 SA	502,223	8,276
*,^	Storebrand ASA	810,615	5,341
	Gjensidige Forsikring ASA	308,327	4,737
	TGS Nopec Geophysical Co. ASA	184,512	4,023
	Schibsted ASA Class A	149,475	3,715

10

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Schibsted ASA Class B	162,382	3,637
	Aker BP ASA	185,337	3,138
*,^	Tomra Systems ASA	270,152	3,136
	Leroy Seafood Group ASA	46,189	2,323
	Salmar ASA	93,255	2,213
*,^	SpareBank 1 SR-Bank ASA	280,514	2,212
	Atea ASA	175,070	2,117
2	XXL ASA	181,745	1,957
*	Bakkafrost P/F	57,507	1,948
	SpareBank 1 SMN	231,940	1,932
2	Entra ASA	167,381	1,920
	Veidekke ASA	131,060	1,745
*	Aker ASA	43,387	1,647
*	Borregaard ASA	141,295	1,587
*,2	Aker Solutions ASA	260,388	1,483
*	Petroleum Geo-Services ASA	558,510	1,309
*,^	Nordic Semiconductor ASA	278,807	1,114
	Austevoll Seafood ASA	132,680	1,067
*,^	DNO ASA	1,180,520	994
	Opera Software ASA	192,956	872
^	Hoegh LNG Holdings Ltd.	76,606	784
*	Wallenius Wilhelmsen Logistics	133,331	675
*	Norway Royal Salmon ASA	34,334	632
*,^	Norwegian Air Shuttle ASA	21,073	599
2	BW LPG Ltd.	132,220	582
^	Ocean Yield ASA	75,805	569
	Stolt-Nielsen Ltd.	34,424	532
*,^	REC Silicon ASA	3,803,657	475
	Grieg Seafood ASA	58,377	460
*,^	Seadrill Ltd.	654,815	445
*	Akastor ASA	263,840	389
	Norwegian Property ASA	308,917	364
			201,761
Portugal (0.3%)
	Galp Energia SGPS SA	947,407	14,724
	EDP - Energias de Portugal SA	4,190,567	13,830
	Jeronimo Martins SGPS SA	444,398	8,155
	Banco Comercial Portugues SA	17,141,198	3,830
	EDP Renovaveis SA	354,930	2,705
^	NOS SGPS SA	409,476	2,345
	Navigator Co. SA	454,732	1,924
*	Sonae SGPS SA	1,791,547	1,838
	CTT-Correios de Portugal SA	269,421	1,538
*	REN - Redes Energeticas Nacionais SGPS SA	510,664	1,501
	Semapa-Sociedade de Investimento e Gestao	44,815	703
	Altri SGPS SA	135,891	634
^	Mota-Engil SGPS SA	156,825	399
	Sonaecom SGPS SA	78,110	225
*	Banco BPI SA	95,208	112
*	Banco Espirito Santo SA	8,371,877	12
			54,475
Spain (5.1%)
	Banco Santander SA	26,331,634	171,601
	Banco Bilbao Vizcaya Argentaria SA	12,157,465	97,401
	Telefonica SA	7,841,499	86,727
	Industria de Diseno Textil SA	1,937,084	74,231
	Iberdrola SA	10,243,836	73,641
	Amadeus IT Group SA	758,902	40,957
*	Repsol SA	2,055,934	32,450
	CaixaBank SA	6,560,011	29,785
^,2	Aena SA	118,312	20,860
^	Abertis Infraestructuras SA	1,143,180	20,097
*	Ferrovial SA	865,897	18,420

11

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Banco de Sabadell SA	9,520,475	18,312
	Grifols SA	604,057	16,213
	Red Electrica Corp. SA	790,770	15,411
	Endesa SA	581,065	13,686
	Gas Natural SDG SA	565,322	12,775
*	ACS Actividades de Construccion y Servicios SA	335,103	12,416
	Bankinter SA	1,260,836	11,099
	Enagas SA	408,921	10,745
	Bankia SA	8,424,445	10,229
	Grifols SA Preference Shares	465,211	9,941
	Gamesa Corp. Tecnologica SA	411,184	8,868
	Merlin Properties Socimi SA	592,166	7,003
	Distribuidora Internacional de Alimentacion SA	1,131,901	6,730
	Mapfre SA	1,878,446	6,552
^	Bolsas y Mercados Espanoles SHMSF SA	145,846	5,219
	Viscofan SA	84,351	5,042
*	Mediaset Espana Comunicacion SA	333,313	4,592
2	Cellnex Telecom SA	256,664	4,530
	Acciona SA	47,892	3,951
*,^	Banco Popular Espanol SA	5,530,646	3,870
*	Acerinox SA	259,276	3,612
	Ebro Foods SA	158,670	3,544
*	Inmobiliaria Colonial SA	430,160	3,336
	Grupo Catalana Occidente SA	83,983	3,257
	Melia Hotels International SA	213,035	3,159
	Zardoya Otis SA	334,294	3,094
	Applus Services SA	236,988	2,971
*	Indra Sistemas SA	210,309	2,878
	Hispania Activos Inmobiliarios SOCIMI SA	166,091	2,508
	Prosegur Cia de Seguridad SA	379,877	2,480
	Tecnicas Reunidas SA	57,966	2,291
*	NH Hotel Group SA	388,991	2,012
	Almirall SA	109,854	1,983
	Axiare Patrimonio SOCIMI SA	111,859	1,855
	CIE Automotive SA	86,002	1,849
2	Euskaltel SA	179,183	1,818
	Corp Financiera Alba SA	31,122	1,691
	Faes Farma SA	455,656	1,635
	Cia de Distribucion Integral Logista Holdings SA	65,125	1,555
*	Construcciones y Auxiliar de Ferrocarriles SA	34,116	1,371
*	Sacyr SA	504,206	1,261
	Atresmedia Corp. de Medios de Comunicacion SA	93,669	1,175
*	Fomento de Construcciones y Contratas SA	125,805	1,165
*,^	Pharma Mar SA	302,813	1,161
^	Obrascon Huarte Lain SA	251,916	1,100
	Ence Energia y Celulosa SA	245,890	876
*,^	Codere SA	1,459,350	824
	Papeles y Cartones de Europa SA	95,622	718
*	Liberbank SA	440,036	588
*	Promotora de Informaciones SA	98,830	352
			911,473
Sweden (5.0%)
	Nordea Bank AB	5,807,024	71,420
*	Volvo AB Class B	2,822,358	46,092
	Swedbank AB Class A	1,928,344	45,702
	Hennes & Mauritz AB Class B	1,735,759	42,978
^	Atlas Copco AB Class A	1,132,508	42,305
^	Svenska Handelsbanken AB Class A	2,678,645	38,004
	Investor AB Class B	826,910	37,783
*,^	Assa Abloy AB Class B	1,718,144	37,189
*	Svenska Cellulosa AB SCA Class B	1,091,110	36,124
^	Telefonaktiebolaget LM Ericsson Class B	5,449,077	35,402
*,^	Sandvik AB	1,974,000	31,647

12

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Skandinaviska Enskilda Banken AB Class A	2,626,342	30,243
	Atlas Copco AB Class B	713,878	23,722
	Hexagon AB Class B	466,987	20,324
	Telia Co. AB	4,754,347	19,357
*	Skanska AB Class B	655,615	15,670
	SKF AB	687,046	15,077
	Boliden AB	497,391	14,210
	Electrolux AB Class B	403,385	11,971
*,^	Alfa Laval AB	573,018	11,742
	Swedish Match AB	336,813	11,107
*,^	Trelleborg AB Class B	440,807	10,352
*,^	Kinnevik AB	367,140	9,797
	Industrivarden AB Class A	385,897	9,610
	Securitas AB Class B	565,100	9,340
	Industrivarden AB	300,430	6,986
	Husqvarna AB	690,743	6,867
	Castellum AB	499,121	6,835
	Elekta AB Class B	642,345	6,706
	Getinge AB	328,940	6,425
	Tele2 AB	635,245	6,393
*	Lundin Petroleum AB	325,684	6,210
*,^	ICA Gruppen AB	181,714	6,201
*	Intrum Justitia AB	132,067	5,246
^	Hexpol AB	458,328	5,092
	Loomis AB Class B	131,062	4,759
	BillerudKorsnas AB	280,998	4,502
*,^	Swedish Orphan Biovitrum AB	290,046	4,478
*,^	Nibe Industrier AB Class B	487,167	4,315
	Fabege AB	244,776	4,215
	NCC AB Class B	153,698	4,083
*,2	Dometic Group AB	535,229	3,988
*	Indutrade AB	167,244	3,950
*	Fastighets AB Balder Class B	176,258	3,935
	Holmen AB	90,509	3,814
*	Saab AB Class B	76,536	3,793
*	SSAB AB Class B	984,067	3,491
	Com Hem Holding AB	278,259	3,462
*	L E Lundbergforetagen AB Class B	47,017	3,404
	AAK AB	47,372	3,391
	Modern Times Group MTG AB Class B	100,453	3,275
2	Thule Group AB	186,921	3,240
	Peab AB	295,930	3,232
	Hufvudstaden AB Class A	200,912	3,148
*,^	JM AB	87,521	3,079
^	Axfood AB	193,359	3,068
*	Wallenstam AB	354,905	3,024
*	Sweco AB Class B	120,724	2,993
*	NetEnt AB	340,168	2,624
	Lifco AB Class B	84,080	2,561
^	Investment AB Latour Class B	55,741	2,519
*	Bonava AB B ORD	152,986	2,474
*,2	Attendo AB	236,942	2,421
*,^	Wihlborgs Fastigheter AB	123,499	2,406
2	Bravida Holding AB	304,518	2,152
*	AF AB	100,102	2,109
	Avanza Bank Holding AB	51,852	2,081
*,^	Kungsleden AB	348,097	1,949
*	Betsson AB	218,088	1,863
	Oriflame Holding AG	45,095	1,848
^	Fingerprint Cards AB Class B	461,988	1,839
*	SSAB AB Class A	406,819	1,770
^	Mycronic AB	172,569	1,704
*	Ratos AB	360,391	1,690
	Pandox AB	98,346	1,652

13

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Cloetta AB Class B	395,709	1,599
	Hemfosa Fastigheter AB	170,241	1,577
*,^	Bilia AB	78,485	1,572
*	Atrium Ljungberg AB	84,997	1,406
*	Vitrolife AB	24,244	1,381
*	Nobia AB	128,741	1,331
	Melker Schorling AB	19,126	1,225
	Concentric AB	73,851	1,218
*	Klovern AB	1,055,315	1,112
	Bure Equity AB	89,165	1,103
*,2	Resurs Holding AB	163,982	1,040
	Haldex AB	77,373	1,038
	Lindab International AB	104,261	952
*	Investment AB Oresund	51,683	945
	Klovern AB Preference Shares	28,970	936
	Svenska Handelsbanken AB Class B	62,066	874
	SkiStar AB	39,583	847
	SAS AB Preference Shares	13,804	843
	Clas Ohlson AB	42,466	705
*	Rezidor Hotel Group AB	184,202	686
*	Collector AB	50,994	562
*	Mekonomen AB	27,837	552
*,^	SAS AB	268,120	442
	Fastighets AB Balder Preference Shares	10,918	419
	Skandinaviska Enskilda Banken AB	35,756	411
	Hemfosa Fastigheter AB Preference Shares	21,058	390
	Sagax AB Preference Shares	98,641	358
	Ratos AB Preference Shares	1,612	342
	NCC AB Class A	8,944	238
*	Bonava AB A ORD	9,328	149
*	International Petroleum Corp.	1	—
			886,683
Switzerland (13.3%)
*	Nestle SA	5,639,018	434,320
	Roche Holding AG	1,310,707	342,965
	Novartis AG	4,319,600	332,545
	UBS Group AG	6,369,653	108,735
	ABB Ltd.	3,497,040	85,692
	Cie Financiere Richemont SA	932,755	77,940
*	Syngenta AG	167,706	77,939
	Zurich Insurance Group AG	272,512	75,414
	Credit Suisse Group AG	3,806,902	58,059
*	Swiss Re AG	598,565	52,063
*	Actelion Ltd. (Acceptance Line)	145,797	41,285
	Givaudan SA	16,873	32,509
*	Geberit AG	67,599	30,792
	LafargeHolcim Ltd.	468,745	26,582
*	Sika AG	3,835	24,476
^	Partners Group Holding AG	40,120	24,253
	LafargeHolcim Ltd. (France Shares)	415,132	23,558
	Swatch Group AG (Bearer)	55,666	22,270
*	Adecco Group AG	290,515	21,586
*	Lonza Group AG	104,460	21,374
	SGS SA	9,345	21,043
*	Julius Baer Group Ltd.	400,385	20,879
*	Swiss Life Holding AG	58,761	19,123
*	Swisscom AG	41,687	18,179
	Schindler Holding AG	74,120	15,146
*	Dufry AG	87,672	14,366
	Kuehne & Nagel International AG	93,020	14,068
	Sonova Holding AG	93,537	13,831
	Baloise Holding AG	84,470	12,386
*	Chocoladefabriken Lindt & Spruengli AG Registered Shares	184	12,233
*	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,878	10,563

14

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Swiss Prime Site AG	119,211	10,335
*	Straumann Holding AG	19,465	10,275
	Clariant AG	505,383	10,235
	Temenos Group AG	108,189	9,364
	Logitech International SA	261,301	8,733
	EMS-Chemie Holding AG	13,284	8,324
	Galenica AG	7,620	8,280
	Actelion Ltd.	28,697	7,666
	Schindler Holding AG (Registered)	37,774	7,503
	ams AG	115,720	7,445
*	Georg Fischer AG	7,477	7,051
	Swatch Group AG (Registered)	88,246	6,846
*	PSP Swiss Property AG	73,066	6,551
*	Flughafen Zuerich AG	28,463	6,273
	Roche Holding AG (Bearer)	23,502	6,157
*	Helvetia Holding AG	10,958	6,085
^	BB Biotech AG	102,127	5,801
	Aryzta AG	151,610	4,922
	Barry Callebaut AG	3,528	4,845
	dormakaba Holding AG	5,621	4,816
*,2	Sunrise Communications Group AG	62,166	4,618
*	Cembra Money Bank AG	51,656	4,407
*,2	VAT Group AG	31,368	4,028
	Pargesa Holding SA	53,475	3,998
	DKSH Holding AG	48,834	3,933
*	OC Oerlikon Corp. AG	322,617	3,876
*	Bucher Industries AG	11,841	3,817
*	Banque Cantonale Vaudoise	5,179	3,752
*	GAM Holding AG	291,481	3,735
*	Tecan Group AG	21,336	3,641
	Forbo Holding AG	2,133	3,499
	Panalpina Welttransport Holding AG	25,679	3,397
	Valiant Holding AG	29,456	3,381
	Mobimo Holding AG	11,563	3,109
*	Belimo Holding AG	830	3,106
*	Allreal Holding AG	17,357	2,986
*	SFS Group AG	29,145	2,909
*	Emmi AG	3,935	2,873
*	Sulzer AG	24,209	2,825
*	Autoneum Holding AG	8,505	2,513
*	u-blox Holding AG	10,845	2,403
	Schweiter Technologies AG	1,798	2,161
	Implenia AG	26,339	2,022
	Burckhardt Compression Holding AG	6,104	1,873
*	Rieter Holding AG	8,294	1,841
*	St. Galler Kantonalbank AG	4,196	1,822
*	Huber & Suhner AG	26,957	1,815
*	Valora Holding AG	5,105	1,752
^	Daetwyler Holding AG	9,965	1,686
*	Conzzeta AG	1,702	1,682
*	Vontobel Holding AG	28,368	1,673
*,^	Basilea Pharmaceutica AG	19,099	1,628
*	Arbonia AG	85,632	1,592
	COSMO Pharmaceuticals NV	8,744	1,418
*	Bobst Group SA	13,627	1,380
*	VZ Holding AG	4,825	1,342
*	Ascom Holding AG	63,886	1,207
*	Siegfried Holding AG	4,152	1,187
	Kudelski SA	67,094	1,164
	Interroll Holding AG	985	1,158
*	Intershop Holding AG	2,249	1,083
	Ypsomed Holding AG	5,608	1,079
*	Bell AG	2,358	1,013
	BKW AG	17,747	961

15

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LEM Holding SA	910	930
	APG SGA SA	1,894	906
	EFG International AG	138,136	878
	Vetropack Holding AG	442	875
*	Schmolz & Bickenbach AG	912,440	836
*	Meyer Burger Technology AG	979,308	807
*	Zehnder Group AG	20,911	709
*,^	Leonteq AG	15,787	698
*	Bachem Holding AG	5,172	617
	ALSO Holding AG	4,745	597
	CS Real Estate Fund LivingPlus	3,867	532
	Swissquote Group Holding SA	17,559	484
*	Alpiq Holding AG	5,540	411
	Plazza AG	1,622	376
*	Orascom Development Holding AG	1,273	7
			2,350,689
United Kingdom (28.9%)
	HSBC Holdings plc	36,646,494	302,199
	British American Tobacco plc	3,407,594	230,229
	BP plc	34,877,650	199,662
	Royal Dutch Shell plc Class B	6,846,336	182,161
	GlaxoSmithKline plc	8,975,473	180,657
	Royal Dutch Shell plc Class A (London Shares)	6,931,811	180,009
	AstraZeneca plc	2,306,008	138,106
	Diageo plc	4,606,513	134,083
	Vodafone Group plc	48,577,019	125,117
	Unilever plc	2,205,608	113,475
	Lloyds Banking Group plc	123,512,126	110,979
	Reckitt Benckiser Group plc	1,149,100	105,875
	Prudential plc	4,714,903	104,642
	Shire plc	1,645,717	97,030
	National Grid plc	6,897,674	89,313
	Rio Tinto plc	2,210,550	87,207
	Imperial Brands plc	1,761,596	86,271
	Barclays plc	30,922,896	84,680
*	Glencore plc	21,315,166	83,772
	Compass Group plc	3,010,090	60,776
	BT Group plc	15,308,794	60,393
	BHP Billiton plc	3,859,590	58,840
	Aviva plc	7,398,780	50,315
	WPP plc	2,338,440	50,074
	BAE Systems plc	5,782,370	46,964
*	Standard Chartered plc	4,906,904	45,857
	CRH plc (Dublin Shares)	1,135,535	41,361
	RELX NV (London Shares)	1,977,315	40,090
	Experian plc	1,725,514	37,121
*	Tesco plc	14,850,149	35,243
	Legal & General Group plc	10,853,620	34,591
*	Anglo American plc	2,388,843	34,202
	SSE plc	1,859,618	33,500
	Rolls-Royce Holdings plc	3,027,469	31,823
	Royal Dutch Shell plc Class A	1,165,984	30,403
	Wolseley plc	461,822	29,352
	Smith & Nephew plc	1,618,242	26,586
	Centrica plc	10,031,138	25,704
	London Stock Exchange Group plc	577,700	25,313
	Sky plc	1,909,075	24,525
	Associated British Foods plc	635,715	23,146
	Old Mutual plc	8,897,542	22,347
*	Royal Bank of Scotland Group plc	6,052,661	20,780
	Land Securities Group plc	1,441,624	20,646
	Carnival plc	332,088	20,467
	Ashtead Group plc	919,598	19,400
	InterContinental Hotels Group plc	361,146	19,142

16

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bunzl plc	611,064	19,049
	ITV plc	6,840,295	18,603
	Kingfisher plc	4,108,633	18,176
	3i Group plc	1,764,525	18,134
	Mondi plc	673,145	17,415
	Whitbread plc	332,620	17,378
	Sage Group plc	1,965,868	17,064
	Standard Life plc	3,596,706	16,929
	Persimmon plc	559,608	16,885
	Burberry Group plc	805,429	16,832
	Paddy Power Betfair plc	150,607	16,772
	British Land Co. plc	1,863,628	15,847
	United Utilities Group plc	1,250,332	15,757
	Taylor Wimpey plc	5,984,696	15,502
	Intertek Group plc	293,894	15,468
	Smiths Group plc	711,717	15,130
	DCC plc	161,743	14,935
	Randgold Resources Ltd.	169,663	14,925
	GKN plc	3,142,344	14,603
	Next plc	257,685	14,364
	RSA Insurance Group plc	1,859,564	14,346
	Marks & Spencer Group plc	2,976,645	14,128
	International Consolidated Airlines Group SA (London Shares)	1,943,349	14,090
	St. James's Place plc	944,266	14,035
	CRH plc (London Shares)	380,823	13,885
	Barratt Developments plc	1,847,260	13,861
	Johnson Matthey plc	355,249	13,703
	Micro Focus International plc	403,209	13,510
2	Worldpay Group plc	3,447,672	13,389
	Severn Trent plc	431,397	12,986
	Informa plc	1,494,792	12,429
	Pearson plc	1,494,011	12,324
	Wm Morrison Supermarkets plc	3,961,950	12,307
	Croda International plc	236,232	11,515
	Segro plc	1,820,116	11,448
	Smurfit Kappa Group plc	425,901	11,383
	Direct Line Insurance Group plc	2,496,836	11,283
	Provident Financial plc	271,259	11,259
	G4S plc	2,846,608	11,240
	Hammerson plc	1,438,558	10,945
	J Sainsbury plc	3,060,360	10,912
	Rentokil Initial plc	3,349,391	10,799
	Melrose Industries plc	3,451,058	10,564
	Weir Group plc	391,906	10,098
	Coca-Cola HBC AG	356,547	9,892
	Berkeley Group Holdings plc	232,803	9,819
	Admiral Group plc	368,032	9,584
	DS Smith plc	1,710,547	9,564
	Travis Perkins plc	453,721	9,463
	Halma plc	681,065	9,289
2	Auto Trader Group plc	1,739,911	9,037
	Spirax-Sarco Engineering plc	131,921	8,883
	Rightmove plc	162,869	8,830
	Royal Mail plc	1,660,725	8,660
	Capita plc	1,201,347	8,659
	Inmarsat plc	808,570	8,551
2	Merlin Entertainments plc	1,304,899	8,541
	Meggitt plc	1,421,697	8,514
	Schroders plc	205,571	8,489
	Investec plc	1,141,209	8,455
	Inchcape plc	761,964	8,429
	Tate & Lyle plc	853,255	8,368
	IMI plc	501,096	8,299
	Pennon Group plc	745,562	8,271

17

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bellway plc	223,876	8,251
	Hargreaves Lansdown plc	446,531	7,972
	Dixons Carphone plc	1,816,448	7,891
	RPC Group plc	750,338	7,882
	Spectris plc	218,013	7,795
	BBA Aviation plc	1,911,125	7,710
	Hiscox Ltd.	521,669	7,650
	Booker Group plc	3,022,813	7,594
	Mediclinic International plc	712,054	7,570
*	Just Eat plc	1,006,228	7,522
	Cobham plc	4,312,000	7,399
	Derwent London plc	183,251	6,985
	TUI AG	477,753	6,950
	Antofagasta plc	638,830	6,931
*,^	Tullow Oil plc	2,537,087	6,883
	Phoenix Group Holdings	717,134	6,859
	Howden Joinery Group plc	1,141,805	6,847
	UBM plc	719,079	6,614
	John Wood Group plc	670,927	6,595
	Aberdeen Asset Management plc	1,809,039	6,537
	Hikma Pharmaceuticals plc	254,603	6,388
	Polymetal International plc	475,435	6,249
*	BTG plc	700,284	6,169
*	Metro Bank plc	135,178	6,163
	Close Brothers Group plc	272,876	5,979
	William Hill plc	1,566,984	5,954
	TP ICAP plc	1,001,748	5,953
*	CYBG plc	1,619,014	5,911
	easyJet plc	389,580	5,893
	Hays plc	2,647,157	5,874
	Fresnillo plc	307,545	5,782
^	Intu Properties plc	1,618,689	5,781
	Henderson Group plc	1,931,757	5,778
	Indivior plc	1,303,994	5,660
	Man Group plc	2,828,815	5,630
	Playtech plc	450,796	5,599
	Great Portland Estates plc	616,865	5,527
	Greene King plc	565,967	5,508
	Beazley plc	966,590	5,507
	Saga plc	2,017,366	5,476
	Capital & Counties Properties plc	1,333,215	5,452
	Intermediate Capital Group plc	537,370	5,439
	Electrocomponents plc	807,320	5,426
	B&M European Value Retail SA	1,234,981	5,389
	Babcock International Group plc	461,593	5,377
*	IWG plc	1,275,765	5,366
	Shaftesbury plc	433,981	5,238
*	Paysafe Group plc	889,020	5,226
	Aggreko plc	439,423	5,051
	Rotork plc	1,579,750	5,032
	Petrofac Ltd.	477,114	5,028
	Amec Foster Wheeler plc	714,889	5,019
	GVC Holdings plc	518,911	5,018
	WS Atkins plc	180,243	5,014
	SSP Group plc	865,411	4,987
	Balfour Beatty plc	1,251,219	4,727
	Jupiter Fund Management plc	767,964	4,724
	IG Group Holdings plc	666,808	4,695
*	NEX Group plc	576,851	4,605
	Centamin plc	2,004,273	4,592
	WH Smith plc	199,827	4,577
	Daily Mail & General Trust plc	479,484	4,443
	Moneysupermarket.com Group plc	975,033	4,368
	UDG Healthcare plc	443,598	4,296

18

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	HomeServe plc	466,173	4,045
	QinetiQ Group plc	1,059,115	4,030
	Domino's Pizza Group plc	921,484	3,943
	JD Sports Fashion plc	674,690	3,891
*	Firstgroup plc	2,197,364	3,887
	Grafton Group plc	401,407	3,884
	Britvic plc	448,184	3,856
	Greencore Group plc	1,295,944	3,826
	NMC Health plc	147,534	3,803
	Dechra Pharmaceuticals plc	172,296	3,776
	AA plc	1,104,363	3,738
	Bodycote plc	345,766	3,734
	Victrex plc	149,866	3,717
	Tritax Big Box REIT plc	2,030,587	3,682
	Pagegroup plc	552,116	3,577
	National Express Group plc	759,585	3,516
	Ultra Electronics Holdings plc	127,704	3,457
	Berendsen plc	316,808	3,440
	Crest Nicholson Holdings plc	437,328	3,421
	Elementis plc	854,788	3,368
	Essentra plc	478,903	3,357
	UNITE Group plc	395,579	3,316
	Thomas Cook Group plc	2,654,088	3,290
	Cineworld Group plc	359,588	3,279
	Ashmore Group plc	722,424	3,256
	Paragon Group of Cos. plc	528,151	3,200
	Synthomer plc	498,678	3,196
	AVEVA Group plc	119,463	3,151
*	KAZ Minerals plc	481,712	3,142
	Lancashire Holdings Ltd.	353,051	3,118
	Drax Group plc	740,850	3,099
	BGEO Group plc	66,263	3,084
	Jardine Lloyd Thompson Group plc	215,500	3,060
	Cranswick plc	87,182	3,028
	Redrow plc	404,893	3,025
	Renishaw plc	68,047	3,010
	Kier Group plc	173,074	3,000
	Ladbrokes Coral Group plc	1,756,055	2,977
*	Serco Group plc	1,983,166	2,968
	Diploma plc	206,676	2,968
	Dignity plc	90,631	2,926
	Bovis Homes Group plc	240,326	2,866
	Galliford Try plc	153,221	2,856
	Savills plc	233,891	2,814
	Rathbone Brothers plc	88,499	2,698
	Vesuvius plc	390,039	2,682
*	Cairn Energy plc	1,062,194	2,672
*,^	Ocado Group plc	800,704	2,603
	Big Yellow Group plc	258,820	2,595
	Greggs plc	184,218	2,566
	LondonMetric Property plc	1,165,801	2,543
	Grainger plc	765,624	2,477
	Genus plc	111,013	2,466
2	John Laing Group plc	657,855	2,449
*	Evraz plc	873,259	2,445
	Workspace Group plc	218,259	2,444
	Kennedy Wilson Europe Real Estate plc	180,893	2,434
	Card Factory plc	573,200	2,406
	Assura plc	2,993,107	2,376
	Hill & Smith Holdings plc	135,405	2,331
^	TalkTalk Telecom Group plc	928,284	2,322
2	Spire Healthcare Group plc	526,405	2,306
	Carillion plc	799,010	2,301
*	Vectura Group plc	1,252,284	2,289

19

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
2	McCarthy & Stone plc	951,404	2,270
	Morgan Advanced Materials plc	518,761	2,243
	Hansteen Holdings plc	1,396,496	2,240
	Fidessa Group plc	71,283	2,184
2	Hastings Group Holdings plc	554,189	2,169
2	ZPG plc	452,136	2,166
	Brewin Dolphin Holdings plc	511,412	2,163
	Senior plc	768,153	2,134
	Virgin Money Holdings UK plc	512,150	2,105
	Stagecoach Group plc	791,564	2,088
	Marston's plc	1,061,384	1,965
	J D Wetherspoon plc	152,334	1,963
	Safestore Holdings plc	370,052	1,943
2	Sophos Group plc	439,603	1,925
	Entertainment One Ltd.	598,611	1,917
*,2	Wizz Air Holdings plc	83,774	1,917
	F&C Commercial Property Trust Ltd.	965,692	1,897
	Dairy Crest Group plc	254,923	1,895
*,^	Sports Direct International plc	475,529	1,888
	Ted Baker plc	51,402	1,859
	Hunting plc	255,199	1,857
	Halfords Group plc	377,496	1,827
	Telecom Plus plc	112,262	1,824
	Northgate plc	261,050	1,823
	SuperGroup plc	87,716	1,811
^	Mitie Group plc	662,998	1,799
	NewRiver REIT plc	395,054	1,781
	Polypipe Group plc	344,907	1,781
	Go-Ahead Group plc	78,281	1,774
	Laird plc	899,455	1,747
	Restaurant Group plc	375,871	1,702
*	EI Group plc	934,761	1,693
	esure Group plc	522,825	1,661
	SIG plc	1,056,959	1,640
	Pets at Home Group plc	670,462	1,629
2	Ibstock plc	546,254	1,621
	Keller Group plc	133,704	1,605
	Fenner plc	365,754	1,596
	De La Rue plc	179,772	1,589
*	Petra Diamonds Ltd.	944,526	1,587
	St. Modwen Properties plc	331,888	1,572
	Debenhams plc	2,326,902	1,543
	UK Commercial Property Trust Ltd.	1,327,830	1,526
	Mitchells & Butlers plc	436,752	1,501
	PZ Cussons plc	342,372	1,486
*	Aldermore Group plc	426,333	1,428
	Hochschild Mining plc	433,245	1,425
*	Ophir Energy plc	1,276,316	1,420
	Vedanta Resources plc	156,582	1,401
	Acacia Mining plc	273,116	1,400
	Renewi plc	1,099,887	1,390
	Dunelm Group plc	172,996	1,360
	Chesnara plc	273,041	1,353
	Computacenter plc	124,711	1,325
	RPS Group plc	399,520	1,315
*	Chemring Group plc	532,875	1,300
	OneSavings Bank plc	224,063	1,273
	888 Holdings plc	339,356	1,227
2	Countryside Properties plc	348,020	1,215
	Oxford Instruments plc	93,249	1,195
	Picton Property Income Ltd.	1,025,992	1,120
	Redefine International PLC	2,243,344	1,112
	ITE Group plc	463,787	1,064
	Ferrexpo plc	513,835	1,052

20

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
	KCOM Group plc			894,142	1,024
*	Nostrum Oil & Gas plc			169,002	981
*,2	Shawbrook Group plc			220,301	977
	Lookers plc			566,694	953
	NCC Group plc			489,764	902
	Rank Group plc			315,852	875
	Devro plc			334,227	858
*,^	Allied Minds plc			411,748	837
	Schroder REIT Ltd.			974,144	827
	International Personal Finance plc			394,350	820
	N Brown Group plc			262,113	810
	Soco International plc			427,180	810
	Interserve plc			266,691	797
*,^	Premier Oil plc			961,062	774
	Daejan Holdings plc			8,770	771
*,^	Lonmin plc			517,226	737
	Helical plc			160,674	689
*	Premier Foods plc			1,234,316	685
*	Lamprell plc			478,670	657
	Foxtons Group plc			488,450	648
	Countrywide plc			290,304	638
*	Gocompare.com Group plc			523,812	625
*	Imagination Technologies Group plc			448,413	585
*,^	AO World plc			332,967	583
*	SVG Capital plc			43,470	416
*,^	Genel Energy plc			259,270	261
2	CMC Markets plc			157,110	255
*	Tritax Big Box Rights Exp. 05/10/2017			182,398	9

					5,115,606

Total Common Stocks (Cost $21,190,405)					17,565,506

		Coupon

Temporary Cash Investments (4.3%)[1]
Money Market Fund (4.2%)
3,4	Vanguard Market Liquidity Fund	1.034%		7,439,659	744,114

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.567%-0.592%	5/4/17	5,400	5,400
5	United States Treasury Bill	0.591%	5/18/17	4,000	3,999
5	United States Treasury Bill	0.607%	5/25/17	2,200	2,199
	United States Treasury Bill	0.761%	6/22/17	750	749

					12,347

Total Temporary Cash Investments (Cost $756,455)					756,461

Total Investments (103.4%) (Cost $21,946,860)					18,321,967
Other Assets and Liabilities—Net (-3.4%)[4]					(602,953)

Net Assets (100%)					17,719,014

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $659,633,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.4%, respectively, of net assets.

21

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2017

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $223,875,000, representing
1.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $713,057,000 of collateral received for securities on loan.
5 Securities with a value of $10,298,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.2%)[1]
Australia (17.5%)
^	Commonwealth Bank of Australia	1,724,032	112,603
	Westpac Banking Corp.	3,358,197	88,034
	Australia & New Zealand Banking Group Ltd.	2,937,362	71,904
	National Australia Bank Ltd.	2,646,439	67,172
^	BHP Billiton Ltd.	3,210,879	57,166
	CSL Ltd.	457,970	45,412
	Wesfarmers Ltd.	1,131,476	36,422
	Woolworths Ltd.	1,288,764	25,906
	Macquarie Group Ltd.	308,270	21,415
	Rio Tinto Ltd.	424,688	19,226
	Transurban Group	2,045,393	18,686
	Woodside Petroleum Ltd.	733,308	17,652
	Scentre Group	5,113,804	16,500
	Amcor Ltd.	1,159,134	13,629
	AGL Energy Ltd.	673,484	13,484
	Suncorp Group Ltd.	1,291,423	13,313
	Telstra Corp. Ltd.	4,191,770	13,244
	QBE Insurance Group Ltd.	1,369,921	13,162
	Westfield Corp.	1,928,834	13,117
	Brambles Ltd.	1,576,521	12,199
	Newcrest Mining Ltd.	747,861	11,998
	AMP Ltd.	2,932,060	11,748
	South32 Ltd.	5,315,146	11,015
	Insurance Australia Group Ltd.	2,368,754	10,995
	Goodman Group	1,767,009	10,729
*	Origin Energy Ltd.	1,745,695	9,394
	Aristocrat Leisure Ltd.	630,555	9,266
	Stockland	2,388,543	8,669
	APA Group	1,110,559	7,616
	Aurizon Holdings Ltd.	1,970,066	7,597
	James Hardie Industries plc	444,732	7,525
	Dexus Property Group	976,597	7,457
	ASX Ltd.	190,860	7,235
	Vicinity Centres	3,291,115	7,094
	GPT Group	1,785,474	7,013
	Ramsay Health Care Ltd.	128,993	6,917
	Sonic Healthcare Ltd.	411,953	6,810
	Treasury Wine Estates Ltd.	739,413	6,639
	LendLease Group	550,122	6,605
^	Fortescue Metals Group Ltd.	1,615,728	6,404
	Oil Search Ltd.	1,169,782	6,312
	Mirvac Group	3,685,248	6,259
	Medibank Pvt Ltd.	2,751,793	5,991
	Cochlear Ltd.	56,565	5,921
	Caltex Australia Ltd.	262,458	5,858
^	Sydney Airport	1,110,336	5,735
	Challenger Ltd.	573,165	5,661
	DUET Group	2,480,430	5,605
	Boral Ltd.	1,180,251	5,440
*	Santos Ltd.	2,075,385	5,388
	Computershare Ltd.	485,692	5,354
	Orica Ltd.	375,944	5,209
	BlueScope Steel Ltd.	571,913	4,997
	Incitec Pivot Ltd.	1,664,404	4,716
	SEEK Ltd.	349,662	4,454
	Bendigo & Adelaide Bank Ltd.	474,774	4,369
	Tatts Group Ltd.	1,296,420	4,171
	Coca-Cola Amatil Ltd.	537,443	3,767
	Bank of Queensland Ltd.	392,151	3,509
	Crown Resorts Ltd.	374,697	3,504
	Alumina Ltd.	2,521,764	3,462

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Star Entertainment Group Ltd.	825,607	3,439
	Tabcorp Holdings Ltd.	838,692	2,980
	Healthscope Ltd.	1,754,596	2,898
	Qantas Airways Ltd.	911,765	2,890
	Domino's Pizza Enterprises Ltd.	62,126	2,841
	Orora Ltd.	1,215,559	2,741
	CIMIC Group Ltd.	95,388	2,643
	Ansell Ltd.	147,939	2,633
	Iluka Resources Ltd.	412,792	2,594
	Downer EDI Ltd.	587,979	2,584
	ALS Ltd.	507,081	2,372
^	REA Group Ltd.	51,559	2,368
	AusNet Services	1,787,859	2,341
	Magellan Financial Group Ltd.	128,423	2,264
	Qube Holdings Ltd.	1,115,640	2,193
	JB Hi-Fi Ltd.	115,473	2,133
	Link Administration Holdings Ltd.	360,685	2,085
	Adelaide Brighton Ltd.	465,422	2,063
	nib holdings Ltd.	450,964	2,025
^	Macquarie Atlas Roads Group	504,479	2,016
	DuluxGroup Ltd.	394,830	1,999
	Investa Office Fund	552,989	1,966
	IOOF Holdings Ltd.	296,379	1,954
	carsales.com Ltd.	219,344	1,924
	BT Investment Management Ltd.	215,214	1,922
	Northern Star Resources Ltd.	589,884	1,918
	CSR Ltd.	514,122	1,885
	Fairfax Media Ltd.	2,342,796	1,857
^,*	WorleyParsons Ltd.	215,396	1,819
	Perpetual Ltd.	45,648	1,803
	Evolution Mining Ltd.	1,024,700	1,781
	Charter Hall Group	412,477	1,752
^	Harvey Norman Holdings Ltd.	539,266	1,691
^	TPG Telecom Ltd.	359,588	1,587
*	Metcash Ltd.	974,501	1,569
	OZ Minerals Ltd.	292,677	1,554
	GrainCorp Ltd. Class A	230,640	1,538
	Vocus Group Ltd.	592,453	1,494
^,*	Mayne Pharma Group Ltd.	1,468,776	1,477
*	Whitehaven Coal Ltd.	685,206	1,402
	Nufarm Ltd.	182,721	1,389
	Flight Centre Travel Group Ltd.	56,609	1,332
	Shopping Centres Australasia Property Group	758,486	1,312
	Primary Health Care Ltd.	495,898	1,257
^	Washington H Soul Pattinson & Co. Ltd.	89,022	1,255
	InvoCare Ltd.	114,811	1,253
	IRESS Ltd.	129,723	1,208
^	Independence Group NL	492,875	1,207
	Regis Resources Ltd.	479,057	1,190
	Charter Hall Retail REIT	353,304	1,183
	Sims Metal Management Ltd.	124,241	1,141
	Mineral Resources Ltd.	140,217	1,121
	BWP Trust	510,272	1,115
^	Bapcor Ltd.	285,096	1,115
	Breville Group Ltd.	138,670	1,111
	Cromwell Property Group	1,513,452	1,099
	Navitas Ltd.	317,612	1,091
^	Blackmores Ltd.	13,384	1,067
	G8 Education Ltd.	382,721	1,059
	Aveo Group	448,072	1,057
	Sigma Pharmaceuticals Ltd.	1,117,134	1,046
	Super Retail Group Ltd.	147,385	1,041
*	St. Barbara Ltd.	507,343	1,040
	Cleanaway Waste Management Ltd.	1,043,579	991

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Pact Group Holdings Ltd.	179,848	949
	Steadfast Group Ltd.	450,903	917
	Costa Group Holdings Ltd.	278,827	915
2	MYOB Group Ltd.	337,426	888
	GUD Holdings Ltd.	94,459	879
	Monadelphous Group Ltd.	93,752	877
	Abacus Property Group	338,577	875
^	Reliance Worldwide Corp. Ltd.	378,566	862
^	Platinum Asset Management Ltd.	243,058	847
	Beach Energy Ltd.	1,519,235	834
	Spotless Group Holdings Ltd.	1,028,794	831
^	ARB Corp. Ltd.	71,492	829
	Premier Investments Ltd.	83,808	822
^	Webjet Ltd.	95,846	816
	Viva Energy REIT	423,649	765
	APN Outdoor Group Ltd.	185,758	757
	Seven Group Holdings Ltd.	90,548	751
^,*	NEXTDC Ltd.	237,329	738
	Eclipx Group Ltd.	252,851	730
^	Altium Ltd.	116,360	713
^	Myer Holdings Ltd.	847,089	704
^,*	Mesoblast Ltd.	297,448	701
	Sandfire Resources NL	161,015	697
	Southern Cross Media Group Ltd.	716,071	692
^	Ardent Leisure Group	449,767	683
	Automotive Holdings Group Ltd.	243,701	680
	Mantra Group Ltd.	315,288	665
^	Retail Food Group Ltd.	159,685	652
	GWA Group Ltd.	269,958	630
*	SpeedCast International Ltd.	219,034	623
	Brickworks Ltd.	56,254	620
^,*	Galaxy Resources Ltd.	1,915,458	609
	Australian Pharmaceutical Industries Ltd.	348,960	582
	Genworth Mortgage Insurance Australia Ltd.	233,090	573
^,*	Aconex Ltd.	171,529	563
	Technology One Ltd.	137,638	562
	National Storage REIT	501,628	559
	Growthpoint Properties Australia Ltd.	228,397	559
	McMillan Shakespeare Ltd.	55,164	558
^	Bega Cheese Ltd.	122,363	549
	Nine Entertainment Co. Holdings Ltd.	593,316	546
^,*	Saracen Mineral Holdings Ltd.	743,557	525
^,*	Australian Agricultural Co. Ltd.	405,689	523
	Sirtex Medical Ltd.	45,039	523
	Tassal Group Ltd.	155,153	518
	Estia Health Ltd.	225,092	516
	Corporate Travel Management Ltd.	32,600	497
	Seven West Media Ltd.	896,040	496
	oOh!media Ltd.	144,532	488
*	Nanosonics Ltd.	206,023	487
^	Credit Corp. Group Ltd.	35,221	479
^	Gateway Lifestyle	291,077	464
	Asaleo Care Ltd.	340,609	457
^,*	Western Areas Ltd.	275,060	456
*	Infigen Energy	636,690	453
^	Regis Healthcare Ltd.	131,828	443
	Greencross Ltd.	86,185	439
	Resolute Mining Ltd.	470,324	437
^	IPH Ltd.	122,268	436
^	FlexiGroup Ltd.	246,347	429
^,*	Orocobre Ltd.	180,214	425
	APN News & Media Ltd.	227,549	424
	Folkestone Education Trust	193,839	421
	IDP Education Ltd.	115,828	399

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sims Metal Management Ltd. ADR	42,698	388
^,*	Gold Road Resources Ltd.	770,873	381
	Collins Foods Ltd.	96,315	378
^	Japara Healthcare Ltd.	240,857	373
^,*	Syrah Resources Ltd.	218,196	372
*	Elders Ltd.	108,306	361
	Ingenia Communities Group	175,428	360
	SmartGroup Corp. Ltd.	74,085	358
	Centuria Industrial REIT	185,927	341
	Arena REIT	213,761	341
^,*	Quintis Ltd.	378,656	340
	Programmed Maintenance Services Ltd.	257,640	332
	GDI Property Group	421,136	331
	Hotel Property Investments	145,718	323
^	WiseTech Global Ltd.	71,710	312
^	BWX Ltd.	75,447	300
*	Blue Sky Alternative Investments Ltd.	47,352	284
	Select Harvests Ltd.	69,220	282
	MACA Ltd.	219,800	273
*	Cardno Ltd.	272,986	272
	Newcrest Mining Ltd. ADR	16,929	271
	SG Fleet Group Ltd.	98,686	268
*	Senex Energy Ltd.	1,091,195	260
^,*	Superloop Ltd.	142,548	260
^	SeaLink Travel Group Ltd.	79,480	258
	WPP AUNZ Ltd.	294,242	257
	Tox Free Solutions Ltd.	154,717	256
	Virtus Health Ltd.	56,444	246
^,*	Pilbara Minerals Ltd.	962,055	245
	Astro Japan Property Group	48,525	242
^,*	Perseus Mining Ltd.	1,049,581	232
^,*	Lynas Corp. Ltd.	3,376,727	230
^	Village Roadshow Ltd.	83,042	226
*	RCR Tomlinson Ltd.	105,718	225
^	Cabcharge Australia Ltd.	114,012	224
^,*	Karoon Gas Australia Ltd.	196,111	217
^	Bellamy's Australia Ltd.	55,910	215
^,*	Vita Group Ltd.	123,240	210
^,*	Liquefied Natural Gas Ltd.	418,482	208
^	OFX Group Ltd.	184,906	199
^,*	Highfield Resources Ltd.	244,305	194
^,*	Starpharma Holdings Ltd.	349,356	193
^	Ainsworth Game Technology Ltd.	137,090	191
	Cedar Woods Properties Ltd.	44,952	180
^,*	Beadell Resources Ltd.	1,033,535	178
^	RCG Corp. Ltd.	282,028	175
^,*	Mount Gibson Iron Ltd.	623,360	168
^	iSentia Group Ltd.	146,079	158
*	AWE Ltd.	465,794	158
^	Thorn Group Ltd.	143,264	138
^	ERM Power Ltd.	121,428	110
^,*	Paladin Energy Ltd.	1,369,635	108
^	Reject Shop Ltd.	27,271	87
^	CSG Ltd.	205,452	74
	NZME Ltd.	119,012	74
^,*	Billabong International Ltd.	86,734	72
	Decmil Group Ltd.	119,124	70
^	SMS Management & Technology Ltd.	56,015	67
^	Cash Converters International Ltd.	319,273	66
*	Watpac Ltd.	101,769	56
^,*	Ten Network Holdings Ltd.	270,457	55
*	MMA Offshore Ltd.	279,707	46
^,*	Arrium Ltd.	2,773,644	46
	BGP Holdings PLC	15,642,708	—

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	DSHE Holdings Ltd.	147,770	—
			1,131,781
Hong Kong (8.7%)
	AIA Group Ltd.	12,050,245	83,405
	CK Hutchison Holdings Ltd.	2,818,091	35,190
	Hong Kong Exchanges & Clearing Ltd.	1,215,197	29,887
	Sun Hung Kai Properties Ltd.	1,408,118	21,101
	Cheung Kong Property Holdings Ltd.	2,761,091	19,767
	CLP Holdings Ltd.	1,531,541	16,152
	Link REIT	2,236,643	16,077
	Hang Seng Bank Ltd.	764,941	15,495
	Hong Kong & China Gas Co. Ltd.	7,451,332	14,887
	BOC Hong Kong Holdings Ltd.	3,594,546	14,772
	Jardine Matheson Holdings Ltd.	204,820	13,181
	Power Assets Holdings Ltd.	1,328,816	11,952
	Galaxy Entertainment Group Ltd.	2,125,950	11,811
	Sands China Ltd.	2,415,947	10,942
	AAC Technologies Holdings Inc.	725,000	10,628
	Wharf Holdings Ltd.	1,197,297	10,208
	Jardine Strategic Holdings Ltd.	221,500	9,360
	Hongkong Land Holdings Ltd.	1,171,500	9,029
	MTR Corp. Ltd.	1,400,217	8,056
	Henderson Land Development Co. Ltd.	1,110,725	7,031
2	WH Group Ltd.	7,591,665	6,773
	New World Development Co. Ltd.	5,424,870	6,746
	Wheelock & Co. Ltd.	831,486	6,477
	Cheung Kong Infrastructure Holdings Ltd.	623,215	5,456
	Techtronic Industries Co. Ltd.	1,269,000	5,444
	China Mengniu Dairy Co. Ltd.	2,756,000	5,324
	Sino Land Co. Ltd.	3,130,300	5,297
	Hang Lung Properties Ltd.	2,004,317	5,252
	Samsonite International SA	1,312,573	5,065
	Swire Pacific Ltd. Class A	507,625	4,895
	Bank of East Asia Ltd.	1,178,676	4,874
	Want Want China Holdings Ltd.	5,994,000	4,311
	Swire Properties Ltd.	1,160,365	3,890
	ASM Pacific Technology Ltd.	260,992	3,884
	Hang Lung Group Ltd.	883,000	3,682
*	Semiconductor Manufacturing International Corp.	2,641,900	3,337
*	Wynn Macau Ltd.	1,462,840	3,207
	Hysan Development Co. Ltd.	654,603	3,087
	Yue Yuen Industrial Holdings Ltd.	747,019	2,953
	NWS Holdings Ltd.	1,435,411	2,696
	Tingyi Cayman Islands Holding Corp.	1,930,600	2,480
	Li & Fung Ltd.	5,849,259	2,449
	PRADA SPA	506,100	2,369
	PCCW Ltd.	4,151,143	2,344
	Sun Art Retail Group Ltd.	2,263,500	2,332
	Hopewell Holdings Ltd.	603,124	2,301
	Kerry Properties Ltd.	601,858	2,250
	VTech Holdings Ltd.	167,100	2,116
	Minth Group Ltd.	526,000	1,952
	SJM Holdings Ltd.	1,937,359	1,878
	First Pacific Co. Ltd.	2,404,823	1,852
	MGM China Holdings Ltd.	770,400	1,752
	Melco International Development Ltd.	843,000	1,731
	Xinyi Glass Holdings Ltd.	1,938,000	1,717
	Champion REIT	2,495,000	1,622
	Vitasoy International Holdings Ltd.	812,000	1,603
	Shangri-La Asia Ltd.	1,098,096	1,572
	Fortune REIT	1,331,000	1,546
	Cathay Pacific Airways Ltd.	1,037,548	1,493
	Luk Fook Holdings International Ltd.	403,000	1,472
^	IGG Inc.	931,000	1,415

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Esprit Holdings Ltd.	1,773,800	1,376
	Dah Sing Financial Holdings Ltd.	172,952	1,311
	Man Wah Holdings Ltd.	1,566,400	1,297
	Great Eagle Holdings Ltd.	253,000	1,255
	Kingston Financial Group Ltd.	3,584,000	1,238
	Chow Tai Fook Jewellery Group Ltd.	1,111,400	1,221
	Haitong International Securities Group Ltd.	2,188,347	1,185
	Johnson Electric Holdings Ltd.	377,625	1,161
	Orient Overseas International Ltd.	214,824	1,147
	Nexteer Automotive Group Ltd.	724,000	1,127
2	BOC Aviation Ltd.	204,200	1,089
	Television Broadcasts Ltd.	264,700	1,017
	FIH Mobile Ltd.	2,880,000	988
	L'Occitane International SA	466,250	976
	Cafe de Coral Holdings Ltd.	294,000	956
	Uni-President China Holdings Ltd.	1,353,400	951
^	Xinyi Solar Holdings Ltd.	2,956,000	923
	Value Partners Group Ltd.	978,000	904
	NagaCorp Ltd.	1,574,000	872
	Dah Sing Banking Group Ltd.	431,256	867
	Kerry Logistics Network Ltd.	612,179	862
	SITC International Holdings Co. Ltd.	1,200,000	860
	HKBN Ltd.	793,000	857
*	Freeman FinTech Corp. Ltd.	12,846,489	817
	China Travel International Investment Hong Kong Ltd.	2,810,000	812
*	MMG Ltd.	2,366,868	808
	United Co. RUSAL plc	1,525,000	781
*	Global Brands Group Holding Ltd.	6,545,259	773
	Shui On Land Ltd.	3,456,666	768
*	Brightoil Petroleum Holdings Ltd.	2,761,000	749
^,*	KuangChi Science Ltd.	1,873,000	746
^	China Goldjoy Group Ltd.	9,488,000	743
	Shun Tak Holdings Ltd.	2,028,000	740
*	China Baoli Technologies Holdings Ltd.	27,750,000	725
	K Wah International Holdings Ltd.	1,085,500	689
	Yuexiu REIT	1,148,578	676
	Stella International Holdings Ltd.	388,500	675
	Guotai Junan International Holdings Ltd.	2,151,213	674
*	Pacific Basin Shipping Ltd.	3,321,000	660
	Shougang Fushan Resources Group Ltd.	3,554,000	653
	Lifestyle International Holdings Ltd.	457,000	652
	Sunlight REIT	1,042,000	647
*	United Photovoltaics Group Ltd.	4,102,000	632
^	BEP International Holdings Ltd.	12,320,000	617
	Giordano International Ltd.	1,138,000	611
	Towngas China Co. Ltd.	993,929	594
	Town Health International Medical Group Ltd.	3,730,000	590
	Hopewell Highway Infrastructure Ltd.	1,014,656	586
	Pacific Textiles Holdings Ltd.	487,000	540
*,2	IMAX China Holding Inc.	114,693	539
	Chow Sang Sang Holdings International Ltd.	202,000	516
	SmarTone Telecommunications Holdings Ltd.	349,000	489
	Dynam Japan Holdings Co. Ltd.	253,200	488
	Prosperity REIT	1,181,000	480
	CP Pokphand Co. Ltd.	5,329,000	458
^	Truly International Holdings Ltd.	1,330,000	451
	Lai Sun Development Co. Ltd.	15,930,000	448
	TCC International Holdings Ltd.	978,000	447
	Pou Sheng International Holdings Ltd.	2,084,000	445
	SA Sa International Holdings Ltd.	1,035,860	443
*	HC International Inc.	494,000	437
*	China Oceanwide Holdings Ltd.	4,297,000	425
	Sun Hung Kai & Co. Ltd.	558,000	415
	CITIC Telecom International Holdings Ltd.	1,323,000	408

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Texwinca Holdings Ltd.	588,000	394
*	Nan Hai Corp. Ltd.	11,450,000	390
	Canvest Environmental Protection Group Co. Ltd.	667,000	381
*	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	369
	Goodbaby International Holdings Ltd.	807,000	366
	NewOcean Energy Holdings Ltd.	1,184,000	357
*	Huabao International Holdings Ltd.	651,000	356
	G-Resources Group Ltd.	20,139,000	355
	China LNG Group Ltd.	16,820,000	352
	Far East Consortium International Ltd.	728,000	347
*	Gemdale Properties & Investment Corp. Ltd.	4,906,000	346
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,138,000	336
	Chong Hing Bank Ltd.	155,000	335
*	GCL New Energy Holdings Ltd.	6,032,000	314
*	Sino Oil And Gas Holdings Ltd.	12,815,000	309
*	Macau Legend Development Ltd.	1,673,000	305
	Ju Teng International Holdings Ltd.	822,000	304
^,*	United Laboratories International Holdings Ltd.	464,000	291
*	Microport Scientific Corp.	406,000	283
	Road King Infrastructure Ltd.	189,000	280
*	Convoy Global Holdings Ltd.	10,734,000	278
*	Digital Domain Holdings Ltd.	6,050,000	276
*	China Strategic Holdings Ltd.	13,490,000	258
*	Future World Financial Holdings Ltd.	5,664,000	251
	Emperor Capital Group Ltd.	2,904,000	250
	China Aerospace International Holdings Ltd.	1,792,000	249
	China Harmony New Energy Auto Holding Ltd.	665,000	249
^,2	Regina Miracle International Holdings Ltd.	317,000	248
	Liu Chong Hing Investment Ltd.	152,000	240
^	Lee's Pharmaceutical Holdings Ltd.	238,000	236
^,*	China Ocean Industry Group Ltd.	8,825,000	214
	Spring REIT	487,000	203
*	China Medical & HealthCare Group Ltd.	4,073,039	202
^,*	China LotSynergy Holdings Ltd.	6,680,000	201
^,*	Summit Ascent Holdings Ltd.	778,000	201
*	New Sports Group Ltd.	20,690,000	183
	Parkson Retail Group Ltd.	1,420,000	180
*	Singamas Container Holdings Ltd.	1,048,000	178
*	Mei Ah Entertainment Group Ltd.	3,040,000	175
	EVA Precision Industrial Holdings Ltd.	1,048,000	174
^	Vision Fame International Holding Ltd.	1,388,000	169
*	13 Holdings Ltd.	528,500	156
^	Technovator International Ltd.	412,000	156
^,*	Honghua Group Ltd.	1,535,000	156
*	China Financial International Investments Ltd.	4,010,000	152
	Shenwan Hongyuan HK Ltd.	380,000	146
	TPV Technology Ltd.	530,000	144
2	CGN New Energy Holdings Co. Ltd.	968,000	143
*	Lifestyle China Group Ltd.	436,000	142
*	NetMind Financial Holdings Ltd.	24,144,000	140
^	China Silver Group Ltd.	712,000	131
*	Xinchen China Power Holdings Ltd.	748,000	121
	AMVIG Holdings Ltd.	352,000	118
^,*	Good Resources Holdings Ltd.	2,258,940	116
	Varitronix International Ltd.	242,000	115
	Yip's Chemical Holdings Ltd.	240,000	108
*	Yanchang Petroleum International Ltd.	4,510,000	105
	Inspur International Ltd.	498,000	103
*	Anton Oilfield Services Group	912,000	99
*	Hong Kong Television Network Ltd.	385,000	88
	Kowloon Development Co. Ltd.	77,000	85
*	Tou Rong Chang Fu Group Ltd.	4,044,000	81
*	Emperor Watch & Jewellery Ltd.	1,740,000	77
*	China Huarong Energy Co. Ltd.	1,437,800	77

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	New World Department Store China Ltd.	482,000	72
^,*	Suncorp Technologies Ltd.	11,530,000	70
*	New Focus Auto Tech Holdings Ltd.	1,460,000	69
^,*	Trinity Ltd.	926,000	67
*	Peace Map Holding Ltd.	5,520,000	66
^,*	Qianhai Health Holdings Ltd.	6,522,500	62
*	Sunshine Oilsands Ltd.	1,682,500	60
^,*	China Healthwise Holdings Ltd.	2,930,000	60
*	Sincere Watch Hong Kong Ltd.	2,250,000	55
*	SOCAM Development Ltd.	186,000	50
	Henderson Investment Ltd.	524,000	45
	SEA Holdings Ltd.	17,060	43
*	Silver Base Group Holdings Ltd.	537,000	34
	Polytec Asset Holdings Ltd.	305,000	25
*	Auto Italia Holdings	1,625,000	21
*	China Innovative Finance Group Ltd.	468,000	20
*	TOM Group Ltd.	72,000	17
*,2	China Jicheng Holdings Ltd.	590,782	15
			566,109
Japan (57.2%)
	Toyota Motor Corp.	2,734,007	147,967
	Mitsubishi UFJ Financial Group Inc.	13,436,624	85,142
	SoftBank Group Corp.	860,770	65,292
	Honda Motor Co. Ltd.	1,794,027	52,216
	KDDI Corp.	1,856,200	49,215
	Sumitomo Mitsui Financial Group Inc.	1,299,634	48,256
	Mizuho Financial Group Inc.	25,377,541	46,388
	Sony Corp.	1,256,744	43,124
	Japan Tobacco Inc.	1,200,459	39,946
	FANUC Corp.	195,776	39,859
	Takeda Pharmaceutical Co. Ltd.	765,691	36,733
	Keyence Corp.	90,954	36,565
	Shin-Etsu Chemical Co. Ltd.	412,255	35,832
	Canon Inc.	1,048,717	34,805
	East Japan Railway Co.	372,185	33,401
	Seven & i Holdings Co. Ltd.	780,554	32,966
	NTT DOCOMO Inc.	1,297,100	31,386
	Central Japan Railway Co.	181,100	30,372
	Tokio Marine Holdings Inc.	702,290	29,611
	Astellas Pharma Inc.	2,095,970	27,640
	Mitsubishi Electric Corp.	1,976,254	27,581
	Mitsubishi Corp.	1,277,834	27,576
	Nintendo Co. Ltd.	108,198	27,381
	Kao Corp.	493,077	27,210
	Bridgestone Corp.	642,450	26,797
	Daikin Industries Ltd.	266,412	25,902
	Hitachi Ltd.	4,631,258	25,585
	Panasonic Corp.	2,127,102	25,436
	Murata Manufacturing Co. Ltd.	188,979	25,385
	Komatsu Ltd.	942,809	25,193
	Mitsui & Co. Ltd.	1,689,700	23,860
	Subaru Corp.	614,012	23,278
	Mitsubishi Estate Co. Ltd.	1,181,982	22,632
	Nidec Corp.	242,328	22,235
	Denso Corp.	496,486	21,427
	Mitsui Fudosan Co. Ltd.	945,580	20,805
	ITOCHU Corp.	1,438,897	20,360
	Nomura Holdings Inc.	3,351,094	20,139
	ORIX Corp.	1,305,510	19,952
	Otsuka Holdings Co. Ltd.	422,779	19,473
	Dai-ichi Life Holdings Inc.	1,130,800	19,269
	Daiwa House Industry Co. Ltd.	646,205	19,211
	Tokyo Electron Ltd.	156,313	18,975
	Nissan Motor Co. Ltd.	1,963,552	18,704

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Hoya Corp.	385,602	18,429
Nippon Steel & Sumitomo Metal Corp.	782,630	17,625
Kubota Corp.	1,117,828	17,609
Kyocera Corp.	309,650	17,537
Suzuki Motor Corp.	410,468	17,159
SMC Corp.	59,400	16,743
MS&AD Insurance Group Holdings Inc.	507,101	16,534
Fast Retailing Co. Ltd.	50,620	16,533
Kirin Holdings Co. Ltd.	839,916	16,351
Recruit Holdings Co. Ltd.	322,335	16,292
Shionogi & Co. Ltd.	295,451	15,215
Sumitomo Corp.	1,126,138	15,049
FUJIFILM Holdings Corp.	388,795	14,430
Daiichi Sankyo Co. Ltd.	647,491	14,390
JXTG Holdings Inc.	3,187,141	14,380
Asahi Group Holdings Ltd.	379,321	14,332
Secom Co. Ltd.	193,903	14,082
Sompo Holdings Inc.	369,826	13,976
Eisai Co. Ltd.	265,368	13,953
Toray Industries Inc.	1,524,957	13,496
Sumitomo Mitsui Trust Holdings Inc.	377,281	12,924
Dentsu Inc.	220,802	12,464
West Japan Railway Co.	183,837	12,284
Sumitomo Electric Industries Ltd.	748,121	12,218
Fujitsu Ltd.	1,953,881	12,197
Shimano Inc.	79,398	12,151
Resona Holdings Inc.	2,173,643	12,084
Asahi Kasei Corp.	1,247,836	11,899
Nitto Denko Corp.	155,266	11,692
MEIJI Holdings Co. Ltd.	137,230	11,665
Sumitomo Realty & Development Co. Ltd.	428,539	11,577
Mitsubishi Heavy Industries Ltd.	2,854,743	11,439
Terumo Corp.	313,100	11,434
Oriental Land Co. Ltd.	193,177	11,095
Daito Trust Construction Co. Ltd.	73,658	10,839
Olympus Corp.	279,594	10,781
Shiseido Co. Ltd.	390,453	10,578
Nippon Telegraph & Telephone Corp.	241,775	10,361
Daiwa Securities Group Inc.	1,697,984	10,329
Mitsubishi Chemical Holdings Corp.	1,316,579	10,305
Aeon Co. Ltd.	687,995	10,197
Kansai Electric Power Co. Inc.	730,814	9,876
Ajinomoto Co. Inc.	503,606	9,813
Nitori Holdings Co. Ltd.	74,882	9,743
Tokyo Gas Co. Ltd.	2,072,959	9,625
Marubeni Corp.	1,558,256	9,605
Sekisui House Ltd.	577,735	9,597
Aisin Seiki Co. Ltd.	193,389	9,472
Unicharm Corp.	388,323	9,444
Chubu Electric Power Co. Inc.	702,972	9,439
Ono Pharmaceutical Co. Ltd.	454,665	9,378
T&D Holdings Inc.	612,061	9,101
Inpex Corp.	919,200	8,808
JFE Holdings Inc.	514,407	8,774
Sysmex Corp.	143,584	8,745
Sumitomo Chemical Co. Ltd.	1,543,276	8,709
Makita Corp.	241,254	8,608
Rakuten Inc.	838,900	8,594
Mazda Motor Corp.	566,091	8,362
Asahi Glass Co. Ltd.	956,115	8,284
Toyota Industries Corp.	164,920	8,215
Omron Corp.	195,610	8,190
Taisei Corp.	1,060,863	8,090
Chugai Pharmaceutical Co. Ltd.	217,557	7,731

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Yamato Holdings Co. Ltd.	355,861	7,690
*	Toshiba Corp.	3,803,424	7,672
	Japan Exchange Group Inc.	544,300	7,632
	Hankyu Hanshin Holdings Inc.	225,600	7,452
	Osaka Gas Co. Ltd.	1,976,548	7,399
	Isuzu Motors Ltd.	543,298	7,385
	TDK Corp.	118,587	7,347
	Tokyu Corp.	996,409	7,137
	Toyota Tsusho Corp.	225,648	7,124
	Dai Nippon Printing Co. Ltd.	618,513	6,886
	Yamaha Motor Co. Ltd.	279,247	6,632
	Sumitomo Metal Mining Co. Ltd.	489,149	6,624
	Kintetsu Group Holdings Co. Ltd.	1,812,927	6,620
	Obayashi Corp.	674,575	6,549
	LIXIL Group Corp.	261,718	6,541
	NEC Corp.	2,565,284	6,379
	Tohoku Electric Power Co. Inc.	476,542	6,353
	Sekisui Chemical Co. Ltd.	374,245	6,281
	Rohm Co. Ltd.	88,733	6,232
	Kajima Corp.	915,362	6,216
	NSK Ltd.	454,336	6,213
	Bandai Namco Holdings Inc.	194,654	6,110
	MINEBEA MITSUMI Inc.	417,381	6,038
*	Tokyo Electric Power Co. Holdings Inc.	1,553,584	6,035
	Keikyu Corp.	517,531	5,941
	Odakyu Electric Railway Co. Ltd.	304,781	5,917
	Nippon Paint Holdings Co. Ltd.	153,500	5,888
	Yakult Honsha Co. Ltd.	101,515	5,786
	NTT Data Corp.	124,600	5,786
	Koito Manufacturing Co. Ltd.	111,955	5,785
	Kuraray Co. Ltd.	352,813	5,694
	Seiko Epson Corp.	277,600	5,686
	Ricoh Co. Ltd.	680,682	5,674
	NGK Insulators Ltd.	262,741	5,622
	Shimizu Corp.	585,293	5,613
^	Yahoo Japan Corp.	1,303,700	5,584
	Suntory Beverage & Food Ltd.	123,700	5,573
	Japan Post Holdings Co. Ltd.	448,313	5,563
	NH Foods Ltd.	193,466	5,514
	Concordia Financial Group Ltd.	1,197,479	5,508
	Alps Electric Co. Ltd.	187,000	5,496
	TOTO Ltd.	143,239	5,465
	Tosoh Corp.	578,000	5,432
	Kikkoman Corp.	175,422	5,399
	Ryohin Keikaku Co. Ltd.	23,800	5,367
	Toppan Printing Co. Ltd.	526,872	5,304
^,*	Sharp Corp.	1,441,829	5,229
	Japan Post Bank Co. Ltd.	413,811	5,154
	MISUMI Group Inc.	271,700	5,147
	M3 Inc.	199,234	5,093
	Tobu Railway Co. Ltd.	1,003,206	5,088
	Santen Pharmaceutical Co. Ltd.	360,300	5,070
	Kyushu Railway Co.	160,819	5,044
	Nikon Corp.	352,030	5,025
	Trend Micro Inc.	113,658	5,001
	Kyushu Electric Power Co. Inc.	460,944	4,972
	Brother Industries Ltd.	237,959	4,896
	Keio Corp.	590,808	4,731
	Seibu Holdings Inc.	269,213	4,703
	Shizuoka Bank Ltd.	556,859	4,700
	Mitsui Chemicals Inc.	907,190	4,642
	FamilyMart UNY Holdings Co. Ltd.	82,112	4,642
	Yamaha Corp.	166,839	4,628
	Shimadzu Corp.	269,696	4,578

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Lion Corp.	250,000	4,518
Chiba Bank Ltd.	674,129	4,516
Mitsubishi Tanabe Pharma Corp.	220,436	4,478
Kyowa Hakko Kirin Co. Ltd.	258,086	4,434
Hoshizaki Corp.	53,100	4,430
Stanley Electric Co. Ltd.	151,241	4,429
Kawasaki Heavy Industries Ltd.	1,458,357	4,415
* IHI Corp.	1,299,720	4,401
Oji Holdings Corp.	895,521	4,334
Disco Corp.	27,400	4,334
Hirose Electric Co. Ltd.	32,118	4,317
NGK Spark Plug Co. Ltd.	198,181	4,298
Nissan Chemical Industries Ltd.	138,300	4,289
Kansai Paint Co. Ltd.	192,590	4,263
Nissin Foods Holdings Co. Ltd.	74,347	4,257
Don Quijote Holdings Co. Ltd.	116,400	4,241
Yaskawa Electric Corp.	221,755	4,239
Nippon Express Co. Ltd.	771,925	4,237
Aozora Bank Ltd.	1,161,676	4,233
Nagoya Railroad Co. Ltd.	920,000	4,226
Electric Power Development Co. Ltd.	179,679	4,168
Hamamatsu Photonics KK	137,944	4,056
Sumitomo Heavy Industries Ltd.	581,153	4,054
Taiheiyo Cement Corp.	1,214,000	4,034
Mitsubishi Gas Chemical Co. Inc.	188,260	4,026
Nisshin Seifun Group Inc.	261,124	4,012
Mebuki Financial Group Inc.	1,020,925	4,006
Mitsubishi Motors Corp.	625,321	4,005
Konica Minolta Inc.	448,853	3,974
Isetan Mitsukoshi Holdings Ltd.	362,680	3,963
Konami Holdings Corp.	94,949	3,952
Taisho Pharmaceutical Holdings Co. Ltd.	47,823	3,935
Amada Holdings Co. Ltd.	324,993	3,864
Start Today Co. Ltd.	180,400	3,849
Hisamitsu Pharmaceutical Co. Inc.	74,740	3,826
USS Co. Ltd.	215,560	3,813
Yokogawa Electric Corp.	245,996	3,802
Nomura Research Institute Ltd.	108,605	3,782
Sumco Corp.	213,968	3,746
Yamada Denki Co. Ltd.	706,140	3,708
Obic Co. Ltd.	68,400	3,695
JGC Corp.	210,821	3,681
Suruga Bank Ltd.	175,496	3,669
Mitsubishi Materials Corp.	121,750	3,625
J Front Retailing Co. Ltd.	251,490	3,625
Tsuruha Holdings Inc.	35,700	3,614
Coca-Cola Bottlers Japan Inc.	120,749	3,600
Daicel Corp.	312,973	3,593
JTEKT Corp.	227,166	3,583
Toyo Suisan Kaisha Ltd.	92,396	3,470
Hino Motors Ltd.	276,009	3,463
JSR Corp.	188,943	3,453
Teijin Ltd.	177,535	3,440
ANA Holdings Inc.	1,138,143	3,428
Hulic Co. Ltd.	362,400	3,418
Fukuoka Financial Group Inc.	734,041	3,349
Keisei Electric Railway Co. Ltd.	140,502	3,344
Pigeon Corp.	107,800	3,342
Chugoku Electric Power Co. Inc.	306,013	3,336
Mitsui OSK Lines Ltd.	1,086,811	3,327
Toho Co. Ltd. (Tokyo Shares)	115,833	3,325
Nabtesco Corp.	116,865	3,313
Alfresa Holdings Corp.	182,632	3,298
Kobayashi Pharmaceutical Co. Ltd.	62,700	3,289

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Sumitomo Rubber Industries Ltd.	182,690	3,288
Advantest Corp.	175,187	3,274
Toho Gas Co. Ltd.	455,518	3,256
* Nippon Yusen KK	1,615,083	3,247
Lawson Inc.	48,795	3,238
Idemitsu Kosan Co. Ltd.	101,192	3,235
Haseko Corp.	282,200	3,221
Keihan Holdings Co. Ltd.	512,000	3,221
Fuji Electric Co. Ltd.	583,783	3,200
Temp Holdings Co. Ltd.	169,800	3,195
Sojitz Corp.	1,252,918	3,185
Asics Corp.	179,932	3,185
Casio Computer Co. Ltd.	223,672	3,152
Rinnai Corp.	37,307	3,102
Shinsei Bank Ltd.	1,653,373	3,087
Mabuchi Motor Co. Ltd.	54,502	3,077
Sohgo Security Services Co. Ltd.	70,200	3,065
CyberAgent Inc.	98,200	3,051
Marui Group Co. Ltd.	221,142	3,029
Hitachi Chemical Co. Ltd.	105,066	3,009
Ebara Corp.	98,600	3,004
SCREEN Holdings Co. Ltd.	41,300	3,000
Shimamura Co. Ltd.	21,853	2,991
Sony Financial Holdings Inc.	178,724	2,973
THK Co. Ltd.	114,832	2,962
Kurita Water Industries Ltd.	114,278	2,951
Hakuhodo DY Holdings Inc.	241,750	2,947
Credit Saison Co. Ltd.	160,175	2,919
Air Water Inc.	151,081	2,910
Otsuka Corp.	54,126	2,899
DIC Corp.	81,400	2,898
Bank of Kyoto Ltd.	363,363	2,878
Tokyu Fudosan Holdings Corp.	524,255	2,863
Nippon Shinyaku Co. Ltd.	53,200	2,829
Nankai Electric Railway Co. Ltd.	575,000	2,828
Ezaki Glico Co. Ltd.	53,600	2,825
Suzuken Co. Ltd.	85,262	2,821
Tokyo Tatemono Co. Ltd.	206,300	2,818
Kewpie Corp.	110,500	2,812
Nippon Electric Glass Co. Ltd.	449,752	2,790
Hitachi Metals Ltd.	197,807	2,770
Kose Corp.	29,000	2,755
Toyo Seikan Group Holdings Ltd.	164,273	2,755
Miraca Holdings Inc.	59,685	2,752
NOK Corp.	114,756	2,735
Takashimaya Co. Ltd.	296,494	2,730
Hitachi Construction Machinery Co. Ltd.	105,632	2,723
* Kobe Steel Ltd.	304,195	2,702
Sega Sammy Holdings Inc.	201,091	2,700
Nichirei Corp.	108,400	2,698
SBI Holdings Inc.	194,306	2,695
MediPal Holdings Corp.	162,284	2,689
Hitachi High-Technologies Corp.	67,080	2,678
Calbee Inc.	76,500	2,675
Park24 Co. Ltd.	103,400	2,668
Hiroshima Bank Ltd.	615,000	2,655
Sumitomo Dainippon Pharma Co. Ltd.	159,238	2,615
Yamazaki Baking Co. Ltd.	123,735	2,612
Chugoku Bank Ltd.	175,109	2,601
Furukawa Electric Co. Ltd.	63,560	2,573
Yamaguchi Financial Group Inc.	225,864	2,502
Ube Industries Ltd.	1,071,936	2,492
Hachijuni Bank Ltd.	417,628	2,466
Gunma Bank Ltd.	453,481	2,433

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Kyushu Financial Group Inc.	389,500	2,429
	Azbil Corp.	72,000	2,424
	Ulvac Inc.	51,600	2,423
^,*	PeptiDream Inc.	40,400	2,419
	Horiba Ltd.	41,000	2,417
	Denka Co. Ltd.	465,927	2,401
	Showa Denko KK	124,449	2,377
	Daifuku Co. Ltd.	93,300	2,358
	Mitsubishi UFJ Lease & Finance Co. Ltd.	446,660	2,334
	Sundrug Co. Ltd.	66,500	2,332
	Square Enix Holdings Co. Ltd.	80,815	2,327
	NTN Corp.	455,000	2,319
	Asahi Intecc Co. Ltd.	52,070	2,315
	Nippon Kayaku Co. Ltd.	169,000	2,309
	Nexon Co. Ltd.	135,000	2,298
	DeNA Co. Ltd.	106,451	2,282
	Kaneka Corp.	288,995	2,279
	Tsumura & Co.	70,072	2,271
	AEON Financial Service Co. Ltd.	116,470	2,238
^,*	Kawasaki Kisen Kaisha Ltd.	845,000	2,222
	Iida Group Holdings Co. Ltd.	139,200	2,217
	Seven Bank Ltd.	656,440	2,205
	Hikari Tsushin Inc.	22,900	2,199
	Benesse Holdings Inc.	72,647	2,192
	Kagome Co. Ltd.	79,200	2,158
	Ito En Ltd.	59,500	2,158
	Kaken Pharmaceutical Co. Ltd.	36,200	2,150
	TIS Inc.	83,900	2,115
	Nifco Inc.	41,800	2,087
	Hokuhoku Financial Group Inc.	132,800	2,086
	Nihon M&A Center Inc.	61,000	2,083
	Yokohama Rubber Co. Ltd.	105,500	2,072
	COMSYS Holdings Corp.	108,800	2,070
	Daido Steel Co. Ltd.	371,087	2,066
	Matsumotokiyoshi Holdings Co. Ltd.	40,800	2,046
	Kakaku.com Inc.	141,200	2,038
	Fujikura Ltd.	270,900	2,037
	Citizen Watch Co. Ltd.	306,948	2,036
	Nippon Shokubai Co. Ltd.	30,300	2,035
	Sumitomo Forestry Co. Ltd.	132,300	2,026
	Nomura Real Estate Holdings Inc.	119,278	2,018
	Aeon Mall Co. Ltd.	118,555	2,016
	Kinden Corp.	130,731	1,978
	Sanwa Holdings Corp.	196,000	1,976
	Toyoda Gosei Co. Ltd.	74,003	1,967
	GS Yuasa Corp.	423,999	1,964
^	MonotaRO Co. Ltd.	60,202	1,959
	Glory Ltd.	58,300	1,958
	Mitsui Mining & Smelting Co. Ltd.	579,000	1,954
	Iyo Bank Ltd.	274,598	1,951
	Takara Holdings Inc.	180,500	1,935
^	Shikoku Electric Power Co. Inc.	160,844	1,933
	Zenkoku Hosho Co. Ltd.	53,000	1,917
	Oracle Corp. Japan	33,268	1,917
	Sotetsu Holdings Inc.	410,000	1,906
	Nipro Corp.	125,100	1,898
	NHK Spring Co. Ltd.	169,696	1,896
	Showa Shell Sekiyu KK	195,622	1,889
	Sugi Holdings Co. Ltd.	38,100	1,888
	Izumi Co. Ltd.	37,200	1,861
	Aoyama Trading Co. Ltd.	51,300	1,833
	Maruichi Steel Tube Ltd.	64,314	1,824
^	Rohto Pharmaceutical Co. Ltd.	97,200	1,815
	Morinaga & Co. Ltd.	38,400	1,815

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nippon Paper Industries Co. Ltd.	95,448	1,805
	Kamigumi Co. Ltd.	198,148	1,801
	Daiichikosho Co. Ltd.	41,400	1,797
	Skylark Co. Ltd.	118,543	1,793
	Sankyo Co. Ltd.	51,217	1,786
	SCSK Corp.	44,300	1,783
	Ibiden Co. Ltd.	101,183	1,781
	Toyo Tire & Rubber Co. Ltd.	100,900	1,775
*	Acom Co. Ltd.	398,400	1,770
	Seino Holdings Co. Ltd.	152,700	1,769
	Nihon Kohden Corp.	78,000	1,766
	Hokuriku Electric Power Co.	190,634	1,762
	Cosmos Pharmaceutical Corp.	8,700	1,760
	Taiyo Nippon Sanso Corp.	146,501	1,751
	Topcon Corp.	98,900	1,747
	Nagase & Co. Ltd.	120,300	1,744
	Sapporo Holdings Ltd.	62,200	1,740
	House Foods Group Inc.	78,000	1,736
	Pola Orbis Holdings Inc.	75,000	1,732
	Sawai Pharmaceutical Co. Ltd.	31,000	1,694
	Relo Group Inc.	103,100	1,692
	Sumitomo Osaka Cement Co. Ltd.	389,000	1,688
*	Tokuyama Corp.	342,000	1,684
	Nishi-Nippon Railroad Co. Ltd.	398,000	1,684
	Zeon Corp.	146,000	1,662
	Miura Co. Ltd.	98,900	1,657
	Tokyo Century Corp.	48,000	1,654
^	Japan Airport Terminal Co. Ltd.	47,300	1,643
	Mitsubishi Logistics Corp.	126,831	1,641
	Bic Camera Inc.	163,500	1,627
	77 Bank Ltd.	374,000	1,618
	Dowa Holdings Co. Ltd.	216,000	1,608
	DMG Mori Co. Ltd.	97,300	1,607
	Japan Post Insurance Co. Ltd.	70,431	1,606
	Zensho Holdings Co. Ltd.	93,000	1,592
	Itoham Yonekyu Holdings Inc.	170,662	1,577
	Aica Kogyo Co. Ltd.	55,200	1,573
	K's Holdings Corp.	81,400	1,566
	Welcia Holdings Co. Ltd.	48,216	1,551
	Toyobo Co. Ltd.	876,000	1,550
	NOF Corp.	136,000	1,533
	Ushio Inc.	121,184	1,523
	OKUMA Corp.	143,000	1,500
	Morinaga Milk Industry Co. Ltd.	189,000	1,494
	Sankyu Inc.	234,000	1,486
	OSG Corp.	72,030	1,484
	Wacoal Holdings Corp.	117,000	1,483
	ADEKA Corp.	100,400	1,482
	Itochu Techno-Solutions Corp.	50,732	1,477
	Nishi-Nippon Financial Holdings Inc.	154,867	1,477
	Amano Corp.	69,000	1,474
	Tadano Ltd.	112,900	1,459
	TS Tech Co. Ltd.	55,500	1,458
	Penta-Ocean Construction Co. Ltd.	287,300	1,456
	Toagosei Co. Ltd.	122,800	1,443
	H2O Retailing Corp.	84,400	1,433
	Daishi Bank Ltd.	354,000	1,421
	Taiyo Yuden Co. Ltd.	114,300	1,395
	TechnoPro Holdings Inc.	35,500	1,388
	Toyota Boshoku Corp.	65,509	1,386
	Tsubakimoto Chain Co.	156,000	1,371
	Nippon Suisan Kaisha Ltd.	276,000	1,332
	Leopalace21 Corp.	249,600	1,327
	Nikkon Holdings Co. Ltd.	63,400	1,326

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Pilot Corp.	32,600	1,325
	Kyowa Exeo Corp.	87,700	1,325
	Tokyo Ohka Kogyo Co. Ltd.	40,700	1,319
	Shiga Bank Ltd.	252,000	1,317
	Heiwa Corp.	51,000	1,314
^,*	Ain Holdings Inc.	18,900	1,309
	Hokkaido Electric Power Co. Inc.	179,993	1,307
	Hazama Ando Corp.	183,400	1,306
	Megmilk Snow Brand Co. Ltd.	43,700	1,304
	Tokyo Seimitsu Co. Ltd.	41,900	1,300
	Toda Corp.	210,000	1,296
	Nisshinbo Holdings Inc.	126,600	1,294
	Kenedix Inc.	275,800	1,272
*	LINE Corp.	36,780	1,269
	Oki Electric Industry Co. Ltd.	84,700	1,266
	Nihon Parkerizing Co. Ltd.	98,300	1,262
	Japan Airlines Co. Ltd.	39,792	1,257
	ABC-Mart Inc.	22,587	1,256
	Hanwa Co. Ltd.	177,000	1,255
	Nishimatsu Construction Co. Ltd.	245,000	1,246
	Ship Healthcare Holdings Inc.	46,100	1,241
	Nippon Gas Co. Ltd.	42,900	1,233
	San-In Godo Bank Ltd.	151,200	1,231
	Shochiku Co. Ltd.	107,000	1,220
	Rengo Co. Ltd.	201,200	1,217
	Lintec Corp.	55,100	1,215
	Toho Holdings Co. Ltd.	55,400	1,204
	Tokai Tokyo Financial Holdings Inc.	237,000	1,200
	Anritsu Corp.	146,795	1,187
	Juroku Bank Ltd.	372,000	1,182
	Awa Bank Ltd.	178,000	1,176
	Fuji Oil Holdings Inc.	50,100	1,176
	Nippon Light Metal Holdings Co. Ltd.	526,100	1,175
	Sangetsu Corp.	66,600	1,175
	Topre Corp.	44,000	1,173
	Shimachu Co. Ltd.	50,700	1,172
^	Resorttrust Inc.	67,700	1,165
	Mitsubishi Pencil Co. Ltd.	21,000	1,164
	Hitachi Capital Corp.	47,300	1,158
	Mitsui Engineering & Shipbuilding Co. Ltd.	754,000	1,157
	Meitec Corp.	26,500	1,145
	Duskin Co. Ltd.	51,000	1,144
	Sanrio Co. Ltd.	62,050	1,134
	Iwatani Corp.	191,000	1,126
	Hitachi Kokusai Electric Inc.	50,200	1,126
	Senshu Ikeda Holdings Inc.	264,500	1,115
	Kokuyo Co. Ltd.	85,300	1,108
	Ogaki Kyoritsu Bank Ltd.	379,000	1,107
	Yamato Kogyo Co. Ltd.	43,917	1,098
	Fuji Machine Manufacturing Co. Ltd.	86,300	1,096
	Kiyo Bank Ltd.	69,800	1,090
	Okumura Corp.	175,000	1,082
	Takasago Thermal Engineering Co. Ltd.	69,900	1,081
	Autobacs Seven Co. Ltd.	71,200	1,078
	Cosmo Energy Holdings Co. Ltd.	68,004	1,077
	Ariake Japan Co. Ltd.	17,000	1,077
	Maeda Corp.	117,000	1,076
	Capcom Co. Ltd.	49,800	1,074
	Koei Tecmo Holdings Co. Ltd.	52,700	1,068
	Hitachi Zosen Corp.	183,400	1,065
	Jafco Co. Ltd.	29,900	1,065
	Yoshinoya Holdings Co. Ltd.	65,200	1,065
	Ryosan Co. Ltd.	32,500	1,063
	KYORIN Holdings Inc.	50,700	1,062

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hokkoku Bank Ltd.	283,000	1,062
	Inaba Denki Sangyo Co. Ltd.	28,900	1,051
	Fujitsu General Ltd.	49,000	1,039
	Sakata Seed Corp.	32,800	1,034
	NTT Urban Development Corp.	114,600	1,034
	North Pacific Bank Ltd.	271,200	1,034
	Maruha Nichiro Corp.	36,000	1,030
	Hitachi Transport System Ltd.	48,300	1,027
	Musashino Bank Ltd.	35,100	1,021
	Nichias Corp.	100,000	1,021
	Canon Marketing Japan Inc.	48,200	1,016
	Maeda Road Construction Co. Ltd.	55,000	1,014
	Arcs Co. Ltd.	47,000	1,007
	Kumagai Gumi Co. Ltd.	373,000	1,004
^	Shima Seiki Manufacturing Ltd.	27,600	1,001
	Nihon Unisys Ltd.	71,300	1,000
^	Colowide Co. Ltd.	60,800	998
	Sumitomo Bakelite Co. Ltd.	155,000	996
	SHO-BOND Holdings Co. Ltd.	21,700	993
	Japan Steel Works Ltd.	61,773	992
	FP Corp.	20,800	990
	Kyudenko Corp.	34,500	989
	Ai Holdings Corp.	39,900	981
	Kissei Pharmaceutical Co. Ltd.	37,600	981
	Fuji Seal International Inc.	40,700	968
	PALTAC Corp.	32,700	965
	TPR Co. Ltd.	28,300	955
	Chiyoda Corp.	143,123	952
	Mochida Pharmaceutical Co. Ltd.	12,600	951
	Fujitec Co. Ltd.	80,200	950
	Tokyo Dome Corp.	102,500	948
	Valor Holdings Co. Ltd.	39,500	944
	Nippo Corp.	49,000	944
	Kanematsu Corp.	461,000	939
	Hokuetsu Kishu Paper Co. Ltd.	134,500	938
	Asatsu-DK Inc.	36,140	938
	Orient Corp.	524,400	936
	Okasan Securities Group Inc.	160,000	933
	Tokai Rika Co. Ltd.	50,000	931
	Kandenko Co. Ltd.	93,000	924
	Nachi-Fujikoshi Corp.	173,000	922
	Daio Paper Corp.	72,200	915
	Toyo Ink SC Holdings Co. Ltd.	185,000	910
	Unipres Corp.	42,800	907
	Keiyo Bank Ltd.	208,000	906
	Daiseki Co. Ltd.	40,600	905
	Nanto Bank Ltd.	23,768	899
	Nippon Seiki Co. Ltd.	43,000	896
	KYB Corp.	181,180	895
	Joyful Honda Co. Ltd.	27,000	893
	Kuroda Electric Co. Ltd.	42,300	882
	Matsui Securities Co. Ltd.	107,400	875
	TOKAI Holdings Corp.	113,300	872
	Exedy Corp.	31,900	871
^	Nissha Printing Co. Ltd.	34,900	868
	Trusco Nakayama Corp.	37,700	861
	DCM Holdings Co. Ltd.	98,400	857
	Taikisha Ltd.	34,200	853
^	EDION Corp.	87,400	852
^,*	Japan Display Inc.	376,500	851
	Totetsu Kogyo Co. Ltd.	29,200	844
	Okinawa Electric Power Co. Inc.	34,400	839
	HIS Co. Ltd.	35,100	837
	Fukuyama Transporting Co. Ltd.	137,000	833

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Fuyo General Lease Co. Ltd.	17,800	831
	Mandom Corp.	17,500	831
	Saibu Gas Co. Ltd.	359,000	828
	Onward Holdings Co. Ltd.	111,000	825
	GungHo Online Entertainment Inc.	367,300	824
	Central Glass Co. Ltd.	190,000	821
	Tomy Co. Ltd.	82,400	820
	Yodogawa Steel Works Ltd.	31,400	813
	Takara Standard Co. Ltd.	48,900	811
	Tokyo Steel Manufacturing Co. Ltd.	108,500	808
	Nichiha Corp.	25,700	806
	MOS Food Services Inc.	25,700	806
	United Arrows Ltd.	25,900	802
^,*	Aiful Corp.	265,800	802
	Nippon Flour Mills Co. Ltd.	53,400	801
	TOMONY Holdings Inc.	149,400	794
	Paramount Bed Holdings Co. Ltd.	18,900	793
	Nitto Boseki Co. Ltd.	157,000	793
	Yaoko Co. Ltd.	20,300	787
^	Bank of Nagoya Ltd.	21,399	786
	Makino Milling Machine Co. Ltd.	88,000	784
	Aomori Bank Ltd.	225,000	784
	Okamura Corp.	88,300	782
	Bank of Okinawa Ltd.	20,280	782
	cocokara fine Inc.	16,500	780
	Hyakugo Bank Ltd.	193,000	780
	Hitachi Maxell Ltd.	39,300	777
	Tokai Carbon Co. Ltd.	176,100	771
^	GMO Internet Inc.	64,900	770
	Hyakujushi Bank Ltd.	232,000	769
	Toho Bank Ltd.	209,000	767
	CKD Corp.	61,100	765
	Japan Petroleum Exploration Co. Ltd.	34,979	765
	Nomura Co. Ltd.	39,900	763
	Tokyu Construction Co. Ltd.	93,200	760
	FCC Co. Ltd.	39,800	760
	Okamoto Industries Inc.	70,000	759
	JINS Inc.	14,100	759
	Keihin Corp.	47,900	754
	Takuma Co. Ltd.	72,400	752
	Komeri Co. Ltd.	30,500	749
	Tokyo TY Financial Group Inc.	25,679	747
	IBJ Leasing Co. Ltd.	33,900	737
	Open House Co. Ltd.	29,900	733
	Furukawa Co. Ltd.	380,000	733
	San-A Co. Ltd.	16,100	731
	Taiyo Holdings Co. Ltd.	16,200	724
	Gree Inc.	90,279	724
	ZERIA Pharmaceutical Co. Ltd.	47,700	717
*	Nippon Sheet Glass Co. Ltd.	92,000	716
	Senko Group Holdings Co. Ltd.	109,200	711
^	PanaHome Corp.	64,000	711
	Nippon Soda Co. Ltd.	131,000	710
	Heiwado Co. Ltd.	33,000	708
	Nippon Densetsu Kogyo Co. Ltd.	35,700	706
	Daikyonishikawa Corp.	55,200	702
	Saizeriya Co. Ltd.	24,800	696
^	GMO Payment Gateway Inc.	15,500	695
	Sumitomo Mitsui Construction Co. Ltd.	640,800	695
	Nissan Shatai Co. Ltd.	73,300	690
^	Siix Corp.	17,300	690
	Fuso Chemical Co. Ltd.	22,000	688
	Digital Garage Inc.	32,200	682
	Hogy Medical Co. Ltd.	10,600	681

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	J Trust Co. Ltd.	87,600	680
	Seiren Co. Ltd.	45,500	676
	Noritz Corp.	34,700	675
	Nissin Kogyo Co. Ltd.	39,200	674
	Earth Chemical Co. Ltd.	12,400	672
	UACJ Corp.	253,000	671
	Nichi-iko Pharmaceutical Co. Ltd.	43,200	671
	Shinmaywa Industries Ltd.	79,000	666
	Kureha Corp.	15,000	665
	Komori Corp.	50,000	661
	Kyoritsu Maintenance Co. Ltd.	22,600	660
	Sumitomo Warehouse Co. Ltd.	108,000	655
	Yamanashi Chuo Bank Ltd.	148,000	654
	Gunze Ltd.	161,000	651
^,*	euglena Co. Ltd.	62,600	651
	NS Solutions Corp.	29,700	651
	Meidensha Corp.	177,000	647
^	Yamagata Bank Ltd.	144,000	645
	Nisshin Oillio Group Ltd.	109,000	645
	Takeuchi Manufacturing Co. Ltd.	36,200	644
	Futaba Corp.	35,800	643
	NET One Systems Co. Ltd.	70,300	641
	Mitsuba Corp.	33,600	637
	Prima Meat Packers Ltd.	138,000	636
*	Kusuri no Aoki Holdings Co. Ltd.	14,700	635
	Bank of Iwate Ltd.	15,300	626
	Nikkiso Co. Ltd.	61,100	624
	Kadokawa Dwango Corp.	44,652	618
	Fancl Corp.	36,600	616
	Iriso Electronics Co. Ltd.	9,700	614
	Starts Corp. Inc.	27,600	611
^	Japan Lifeline Co. Ltd.	30,300	608
	Chudenko Corp.	27,700	608
	Kanamoto Co. Ltd.	22,300	605
	Tokyo Broadcasting System Holdings Inc.	34,000	604
	Daihen Corp.	95,000	603
	Nichicon Corp.	63,400	603
^	Japan Aviation Electronics Industry Ltd.	44,000	602
	Eizo Corp.	18,200	602
	Seikagaku Corp.	37,700	602
	NSD Co. Ltd.	36,900	602
	Showa Sangyo Co. Ltd.	112,000	599
	Adastria Co. Ltd.	24,100	599
	V Technology Co. Ltd.	3,900	598
	Transcosmos Inc.	24,800	595
^	Fuji Kyuko Co. Ltd.	65,000	595
	Kitz Corp.	84,800	594
	Ci:z Holdings Co. Ltd.	20,200	593
	Nippon Signal Company Ltd.	61,700	591
	SKY Perfect JSAT Holdings Inc.	128,400	589
	TSI Holdings Co. Ltd.	88,100	588
	Yamazen Corp.	62,000	588
	Chiyoda Co. Ltd.	23,500	586
	Nippon Steel & Sumikin Bussan Corp.	14,200	584
	Takara Bio Inc.	42,300	581
	Takasago International Corp.	17,400	579
	TOC Co. Ltd.	63,500	578
	Daikyo Inc.	277,000	577
	Kameda Seika Co. Ltd.	12,600	573
	Sanyo Special Steel Co. Ltd.	104,000	572
	Mirait Holdings Corp.	55,000	572
^	ASKUL Corp.	19,600	571
^	Zojirushi Corp.	42,000	571
	Milbon Co. Ltd.	11,800	571

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Descente Ltd.	46,100	559
	Nisshin Steel Co. Ltd.	45,500	556
	Toshiba TEC Corp.	106,000	555
	Ichigo Inc.	190,300	553
	Toho Zinc Co. Ltd.	125,000	553
	Noevir Holdings Co. Ltd.	13,400	552
	Daiwabo Holdings Co. Ltd.	157,000	552
	Sakata INX Corp.	38,900	549
^,*	Token Corp.	6,900	546
	Toei Co. Ltd.	63,000	546
	United Super Markets Holdings Inc.	56,100	546
	Oita Bank Ltd.	141,000	546
	Ryobi Ltd.	124,000	546
	Pacific Industrial Co. Ltd.	38,700	544
	Financial Products Group Co. Ltd.	62,500	543
	Aida Engineering Ltd.	62,200	542
	Max Co. Ltd.	37,000	541
	Seiko Holdings Corp.	129,000	537
	Toshiba Plant Systems & Services Corp.	33,000	537
	Doutor Nichires Holdings Co. Ltd.	25,300	537
	Obara Group Inc.	11,700	534
	Nagaileben Co. Ltd.	23,100	532
	Internet Initiative Japan Inc.	29,100	532
	Shinko Electric Industries Co. Ltd.	74,400	532
	Asahi Holdings Inc.	28,500	532
	NEC Networks & System Integration Corp.	25,400	531
	Aeon Delight Co. Ltd.	17,400	531
	Daibiru Corp.	57,500	531
	Star Micronics Co. Ltd.	31,500	527
	Aichi Bank Ltd.	9,500	524
	SMS Co. Ltd.	19,700	524
	Piolax Inc.	22,800	524
	Kintetsu World Express Inc.	33,800	524
	Heiwa Real Estate Co. Ltd.	32,600	520
	Oiles Corp.	28,600	520
	Round One Corp.	60,500	517
	Shibuya Corp.	19,400	516
	Japan Securities Finance Co. Ltd.	97,600	514
	Sekisui Jushi Corp.	29,100	513
	Shikoku Bank Ltd.	178,000	513
^	Wacom Co. Ltd.	137,800	511
	Nippon Chemi-Con Corp.	150,000	509
	Nitta Corp.	18,000	509
	Hosiden Corp.	46,100	508
	Royal Holdings Co. Ltd.	25,900	508
	Kato Sangyo Co. Ltd.	20,700	508
	Morita Holdings Corp.	34,700	507
^	Kumiai Chemical Industry Co. Ltd.	87,813	507
^	Atom Corp.	77,647	505
	Alpine Electronics Inc.	34,600	503
	Akita Bank Ltd.	158,000	502
	Jaccs Co. Ltd.	117,000	502
	Mani Inc.	19,400	502
	Axial Retailing Inc.	13,100	502
	Inabata & Co. Ltd.	40,500	500
	Ichibanya Co. Ltd.	15,400	497
	KOMEDA Holdings Co. Ltd.	28,700	495
	Fukui Bank Ltd.	201,000	494
	Nissin Electric Co. Ltd.	41,700	493
	As One Corp.	11,100	491
^	Marusan Securities Co. Ltd.	62,000	488
	Riso Kagaku Corp.	27,700	488
	Tochigi Bank Ltd.	102,000	487
	Fuji Soft Inc.	18,400	486

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bank of the Ryukyus Ltd.	35,200	485
	Tachi-S Co. Ltd.	25,100	482
	Toridoll Holdings Corp.	20,000	482
	Marudai Food Co. Ltd.	105,000	481
	Sumitomo Real Estate Sales Co. Ltd.	14,900	480
*	Lasertec Corp.	36,800	479
	Create SD Holdings Co. Ltd.	20,400	479
*	Pioneer Corp.	265,200	479
	Sanken Electric Co. Ltd.	104,000	478
	Fuji Co. Ltd.	19,300	478
	Sanki Engineering Co. Ltd.	55,100	477
	Hokuetsu Bank Ltd.	19,400	476
	Japan Wool Textile Co. Ltd.	60,000	471
	Kotobuki Spirits Co. Ltd.	17,400	469
	Doshisha Co. Ltd.	23,100	467
	Sanyo Chemical Industries Ltd.	10,400	466
	Sato Holdings Corp.	20,400	466
	Infomart Corp.	77,600	466
	Nishimatsuya Chain Co. Ltd.	43,900	466
	AOKI Holdings Inc.	37,700	466
	Toshiba Machine Co. Ltd.	112,000	465
	VT Holdings Co. Ltd.	91,100	464
	Dexerials Corp.	51,200	460
	Nojima Corp.	30,800	460
	DTS Corp.	17,500	459
	Musashi Seimitsu Industry Co. Ltd.	18,700	459
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	459
	Plenus Co. Ltd.	21,900	459
	Kohnan Shoji Co. Ltd.	23,700	457
	Life Corp.	17,100	455
	Asahi Diamond Industrial Co. Ltd.	58,900	452
	Toppan Forms Co. Ltd.	44,800	452
*	Pacific Metals Co. Ltd.	139,000	452
	Kisoji Co. Ltd.	19,200	450
	San-Ai Oil Co. Ltd.	52,000	442
	Gurunavi Inc.	22,000	441
	Koa Corp.	26,000	441
	Futaba Industrial Co. Ltd.	52,300	437
	Benefit One Inc.	14,300	437
	Megachips Corp.	16,500	435
	Fujicco Co. Ltd.	18,900	433
	Eighteenth Bank Ltd.	140,000	430
	Nishio Rent All Co. Ltd.	14,200	429
	Unizo Holdings Co. Ltd.	16,800	429
	Monex Group Inc.	171,100	428
	BML Inc.	19,600	428
	Miyazaki Bank Ltd.	139,000	427
	Topy Industries Ltd.	15,600	425
	Tsugami Corp.	56,000	425
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,000	423
	Shikoku Chemicals Corp.	37,000	423
*	Unitika Ltd.	519,000	423
	Aichi Steel Corp.	10,800	422
	Goldwin Inc.	8,000	420
	Yondoshi Holdings Inc.	17,500	416
	Macnica Fuji Electronics Holdings Inc.	29,200	415
	Raito Kogyo Co. Ltd.	41,700	415
^	COLOPL Inc.	44,800	414
	Iino Kaiun Kaisha Ltd.	100,000	413
^	Takara Leben Co. Ltd.	87,800	413
	Mitsuboshi Belting Ltd.	43,000	412
	Avex Group Holdings Inc.	28,000	412
	Ricoh Leasing Co. Ltd.	12,700	411
	kabu.com Securities Co. Ltd.	130,100	411

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Wakita & Co. Ltd.	35,600	411
	Outsourcing Inc.	10,700	410
	Towa Pharmaceutical Co. Ltd.	8,200	409
	Sanyo Electric Railway Co. Ltd.	79,000	408
	Chofu Seisakusho Co. Ltd.	16,900	404
	Hiday Hidaka Corp.	19,080	403
	Belluna Co. Ltd.	43,900	403
	St. Marc Holdings Co. Ltd.	13,200	402
	Tsukishima Kikai Co. Ltd.	37,300	402
^	Yokohama Reito Co. Ltd.	39,700	401
^	S Foods Inc.	12,800	400
	Yuasa Trading Co. Ltd.	13,800	399
	Press Kogyo Co. Ltd.	82,300	399
	Chugoku Marine Paints Ltd.	54,000	399
	DyDo Group Holdings Inc.	8,300	399
	Eiken Chemical Co. Ltd.	14,400	396
	Namura Shipbuilding Co. Ltd.	61,200	395
	Tokai Corp.	10,700	395
	Fukushima Industries Corp.	11,100	394
	Mizuno Corp.	76,000	393
	Iseki & Co. Ltd.	191,000	393
	Relia Inc.	39,500	390
	Sodick Co. Ltd.	39,900	389
	Kurabo Industries Ltd.	174,000	388
	T Hasegawa Co. Ltd.	20,000	388
	Ohsho Food Service Corp.	10,400	388
	Sintokogio Ltd.	44,500	387
	Foster Electric Co. Ltd.	23,100	386
	Elecom Co. Ltd.	18,500	382
	Itochu Enex Co. Ltd.	45,800	382
	Clarion Co. Ltd.	96,000	381
^	Kura Corp.	9,200	379
	Kanto Denka Kogyo Co. Ltd.	43,000	378
	Belc Co. Ltd.	8,500	378
	Dip Corp.	17,100	378
	Bunka Shutter Co. Ltd.	49,100	377
	Katakura Industries Co. Ltd.	30,700	377
*	Showa Corp.	44,100	376
	Bando Chemical Industries Ltd.	41,000	376
	Mitsubishi Shokuhin Co. Ltd.	11,700	374
	Nitto Kogyo Corp.	25,900	373
	Modec Inc.	17,700	373
^	Minato Bank Ltd.	19,600	372
	Konoike Transport Co. Ltd.	27,300	371
^	Funai Soken Holdings Inc.	19,300	371
	YAMABIKO Corp.	31,100	371
	Daiho Corp.	76,000	370
	Yokogawa Bridge Holdings Corp.	29,400	363
	Joshin Denki Co. Ltd.	34,000	362
	Fujimi Inc.	18,700	361
	Fujimori Kogyo Co. Ltd.	11,500	360
	TKC Corp.	13,200	359
	Osaka Soda Co. Ltd.	79,000	359
	Justsystems Corp.	29,600	355
	Mitsui Sugar Co. Ltd.	14,400	355
^	Optex Group Co. Ltd.	12,800	355
	Bank of Saga Ltd.	133,000	355
	Tekken Corp.	119,000	352
	Sumitomo Riko Co. Ltd.	34,500	352
	Okabe Co. Ltd.	39,100	350
	Riken Corp.	8,000	350
^	Sankyo Tateyama Inc.	23,900	350
	Jeol Ltd.	71,000	350
	Sumitomo Seika Chemicals Co. Ltd.	8,200	349

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Menicon Co. Ltd.	11,200	349
	OBIC Business Consultants Co. Ltd.	7,100	349
	MCJ Co. Ltd.	30,200	348
^	Lifull Co. Ltd.	49,600	348
*	Sanden Holdings Corp.	112,000	348
	Shizuoka Gas Co. Ltd.	51,200	348
	Ringer Hut Co. Ltd.	16,900	346
	Sanyo Denki Co. Ltd.	42,000	346
	Zenrin Co. Ltd.	18,400	346
	Tamura Corp.	72,000	346
	Tv Tokyo Holdings Corp.	15,800	345
	Sinfonia Technology Co. Ltd.	123,000	344
^	eRex Co. Ltd.	28,700	344
	G-Tekt Corp.	19,500	344
	Ehime Bank Ltd.	27,199	344
	Nippon Koei Co. Ltd.	12,800	343
^	Tsubaki Nakashima Co. Ltd.	19,500	343
	Yonex Co. Ltd.	34,000	343
	Takamatsu Construction Group Co. Ltd.	14,300	342
	EPS Holdings Inc.	25,700	339
	Pressance Corp.	29,200	338
	Konishi Co. Ltd.	26,400	337
*	Toyo Engineering Corp.	135,000	337
	Japan Pulp & Paper Co. Ltd.	97,000	337
	JVC Kenwood Corp.	126,300	337
	Xebio Holdings Co. Ltd.	20,200	336
	Hokuto Corp.	17,900	336
	Sogo Medical Co. Ltd.	8,500	335
	Tocalo Co. Ltd.	12,400	334
	Shindengen Electric Manufacturing Co. Ltd.	72,000	334
	J-Oil Mills Inc.	8,600	334
	Kyoei Steel Ltd.	20,600	333
	Miroku Jyoho Service Co. Ltd.	17,500	332
	Wowow Inc.	10,000	332
	Tokyotokeiba Co. Ltd.	142,000	329
	Noritake Co. Ltd.	12,200	327
	Hibiya Engineering Ltd.	22,200	327
	Nippon Denko Co. Ltd.	106,700	326
	Matsuya Co. Ltd.	38,400	324
	Juki Corp.	28,200	324
	Towa Bank Ltd.	310,000	323
*	Ishihara Sangyo Kaisha Ltd.	32,900	322
	Canon Electronics Inc.	17,000	316
	TV Asahi Holdings Corp.	17,100	316
^	COOKPAD Inc.	39,600	315
	NichiiGakkan Co. Ltd.	41,500	315
^	IDOM Inc.	59,300	311
^	Anicom Holdings Inc.	13,000	310
	Nippon Ceramic Co. Ltd.	14,600	310
^	W-Scope Corp.	22,900	309
	Create Restaurants Holdings Inc.	38,100	309
	Eagle Industry Co. Ltd.	21,700	307
	Hamakyorex Co. Ltd.	14,600	306
*	Toa Corp.	16,600	305
	Kansai Urban Banking Corp.	24,500	305
	Warabeya Nichiyo Holdings Co. Ltd.	12,300	304
	Yellow Hat Ltd.	13,200	303
	Pack Corp.	10,700	302
	Kyokuto Securities Co. Ltd.	20,200	301
	Tosho Co. Ltd.	7,000	301
	Inageya Co. Ltd.	20,876	299
	Arcland Sakamoto Co. Ltd.	24,200	299
	Key Coffee Inc.	15,100	299
	Daido Metal Co. Ltd.	33,200	296

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	T-Gaia Corp.	17,100	295
	Jimoto Holdings Inc.	165,300	294
	Nittetsu Mining Co. Ltd.	5,500	293
	Kasai Kogyo Co. Ltd.	23,500	292
*	CMK Corp.	44,300	291
	Tokushu Tokai Paper Co. Ltd.	7,900	291
	Trancom Co. Ltd.	5,800	291
	JCR Pharmaceuticals Co. Ltd.	13,600	291
	ASKA Pharmaceutical Co. Ltd.	19,800	291
	Bell System24 Holdings Inc.	30,400	290
	Nippon Thompson Co. Ltd.	53,000	289
	Kaga Electronics Co. Ltd.	15,600	289
	Denki Kogyo Co. Ltd.	59,000	288
	Nohmi Bosai Ltd.	20,700	287
	Matsuya Foods Co. Ltd.	7,600	287
^	Rock Field Co. Ltd.	18,000	287
	Fujibo Holdings Inc.	10,500	286
	Vector Inc.	20,600	285
	Japan Material Co. Ltd.	17,400	285
	Kanematsu Electronics Ltd.	10,600	285
	Torii Pharmaceutical Co. Ltd.	11,700	285
	Nihon Nohyaku Co. Ltd.	44,300	284
	Osaki Electric Co. Ltd.	35,000	284
	Teikoku Sen-I Co. Ltd.	17,900	283
	Arata Corp.	10,400	281
	Sanshin Electronics Co. Ltd.	23,700	280
^	Yushin Precision Equipment Co. Ltd.	9,800	280
	Ryoyo Electro Corp.	19,100	280
	Broadleaf Co. Ltd.	43,000	279
^	Nippon Carbon Co. Ltd.	99,000	279
	Union Tool Co.	9,400	278
	METAWATER Co. Ltd.	10,600	277
	Daiichi Jitsugyo Co. Ltd.	44,000	276
	Nissin Corp.	82,000	276
	Tamron Co. Ltd.	14,700	275
^	Alpen Co. Ltd.	15,300	274
	Cosel Co. Ltd.	21,500	274
	Mitsui-Soko Holdings Co. Ltd.	93,000	274
	Neturen Co. Ltd.	33,100	273
	Enplas Corp.	10,000	273
	Yakuodo Co. Ltd.	10,000	273
	Ichiyoshi Securities Co. Ltd.	34,100	272
	Aisan Industry Co. Ltd.	30,200	271
	Maruwa Co. Ltd.	7,600	271
	PAL GROUP Holdings Co. Ltd.	10,200	271
	Cawachi Ltd.	10,300	271
	Sakai Chemical Industry Co. Ltd.	79,000	271
	Idec Corp.	24,600	271
	Goldcrest Co. Ltd.	15,200	270
	Systena Corp.	15,700	270
	Geo Holdings Corp.	24,400	270
	Tanseisha Co. Ltd.	30,200	269
	Melco Holdings Inc.	9,500	269
	FIDEA Holdings Co. Ltd.	143,100	269
^	Micronics Japan Co. Ltd.	30,800	268
^,*	Kintetsu Department Store Co. Ltd.	85,000	267
	KAWADA TECHNOLOGIES Inc.	4,100	265
	Kenko Mayonnaise Co. Ltd.	10,500	265
	Kato Works Co. Ltd.	10,200	265
	Itoki Corp.	41,800	265
	Sagami Chain Co. Ltd.	22,000	264
	Okuwa Co. Ltd.	25,000	264
	Maeda Kosen Co. Ltd.	20,100	264
	JSP Corp.	11,300	264

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Meisei Industrial Co. Ltd.	46,200	263
	Nissei Build Kogyo Co. Ltd.	53,000	263
	Yorozu Corp.	17,100	262
	Chiba Kogyo Bank Ltd.	45,300	261
	Shinko Plantech Co. Ltd.	34,800	260
	F@N Communications Inc.	32,300	258
	Roland DG Corp.	8,600	257
	Shin-Etsu Polymer Co. Ltd.	34,000	257
	Giken Ltd.	11,000	256
^	Michinoku Bank Ltd.	152,000	255
^	OSAKA Titanium Technologies Co. Ltd.	17,400	255
	Prestige International Inc.	28,400	255
^	Vital KSK Holdings Inc.	28,800	254
	Chiyoda Integre Co. Ltd.	11,500	253
	Daiwa Industries Ltd.	25,600	252
	UKC Holdings Corp.	13,800	252
	Tenma Corp.	13,500	251
	Ichikoh Industries Ltd.	48,000	250
	Daisan Bank Ltd.	16,400	250
	Tsukui Corp.	44,000	250
	Anest Iwata Corp.	28,300	249
	Taihei Dengyo Kaisha Ltd.	25,000	248
	Tsurumi Manufacturing Co. Ltd.	17,000	248
	Nippon Kanzai Co. Ltd.	15,100	247
	Daiken Corp.	13,000	246
*	Kappa Create Co. Ltd.	21,600	246
	Toyo Kanetsu KK	96,000	245
	Sakai Moving Service Co. Ltd.	8,400	245
	Digital Arts Inc.	8,800	244
	Maruzen Showa Unyu Co. Ltd.	62,000	244
	Information Services International-Dentsu Ltd.	11,100	244
	Starzen Co. Ltd.	6,000	243
	Nippon Yakin Kogyo Co. Ltd.	134,700	243
	Riken Vitamin Co. Ltd.	6,400	242
	Yahagi Construction Co. Ltd.	27,100	241
	Toyo Construction Co. Ltd.	67,000	241
	Nitto Kohki Co. Ltd.	10,300	240
	Achilles Corp.	14,900	239
	Kamei Corp.	21,700	239
	Rokko Butter Co. Ltd.	11,000	239
	Kyodo Printing Co. Ltd.	72,000	239
	Nippon Valqua Industries Ltd.	13,800	236
	Ines Corp.	25,100	235
	Chukyo Bank Ltd.	11,200	234
	Happinet Corp.	14,200	234
	Meiko Network Japan Co. Ltd.	17,900	233
	Nippon Road Co. Ltd.	52,000	233
	Pronexus Inc.	18,500	232
	Arakawa Chemical Industries Ltd.	13,100	232
	Fujiya Co. Ltd.	100,000	230
^	OSJB Holdings Corp.	97,400	230
^	Kyokuyo Co. Ltd.	8,700	229
	Ateam Inc.	8,700	229
	Mitsubishi Steel Manufacturing Co. Ltd.	109,000	228
	Marvelous Inc.	27,400	227
	Oyo Corp.	17,900	227
	Dai Nippon Toryo Co. Ltd.	99,000	226
*	Akebono Brake Industry Co. Ltd.	70,500	226
^	Fujita Kanko Inc.	70,000	225
	Kurimoto Ltd.	11,400	225
	Fuji Pharma Co. Ltd.	6,900	225
	Senshukai Co. Ltd.	30,600	224
	CONEXIO Corp.	14,500	222
	Misawa Homes Co. Ltd.	24,000	222

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Toyo Corp.	22,700	221
	Hosokawa Micron Corp.	6,000	221
*	Wellnet Corp.	15,500	221
	Ministop Co. Ltd.	11,500	220
	Nihon Chouzai Co. Ltd.	6,200	217
	ESPEC Corp.	17,900	217
	Shinko Shoji Co. Ltd.	18,500	217
	Amuse Inc.	9,400	216
	Mimasu Semiconductor Industry Co. Ltd.	13,900	215
	Nichiden Corp.	7,000	215
	Jamco Corp.	9,200	215
	Mitsui High-Tec Inc.	22,500	213
	Tonami Holdings Co. Ltd.	62,000	213
	Qol Co. Ltd.	15,600	213
	Denyo Co. Ltd.	14,500	213
	Fukuda Corp.	24,000	213
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,100	211
	Mie Bank Ltd.	10,100	211
	Toyo Tanso Co. Ltd.	13,200	210
	Osaka Steel Co. Ltd.	11,100	210
	Stella Chemifa Corp.	7,900	208
	Icom Inc.	9,100	208
^	Riken Technos Corp.	43,400	208
	K&O Energy Group Inc.	13,400	208
	Toho Titanium Co. Ltd.	30,400	206
	Tsukuba Bank Ltd.	71,400	206
^	Istyle Inc.	25,300	205
	GCA Corp.	25,200	204
	Nagatanien Holdings Co. Ltd.	16,000	203
	Daito Pharmaceutical Co. Ltd.	9,800	201
	Komatsu Seiren Co. Ltd.	32,100	201
	JAC Recruitment Co. Ltd.	13,100	201
	SMK Corp.	58,000	200
*	KLab Inc.	27,400	200
	Kobe Bussan Co. Ltd.	5,400	199
	Onoken Co. Ltd.	14,200	197
	Keihanshin Building Co. Ltd.	34,200	196
	Kansai Super Market Ltd.	13,900	196
	Fudo Tetra Corp.	118,300	194
^	Dai-Dan Co. Ltd.	19,869	194
	Sac's Bar Holdings Inc.	17,200	192
	Daikokutenbussan Co. Ltd.	4,000	191
	WATAMI Co. Ltd.	15,900	190
	Nissei ASB Machine Co. Ltd.	7,400	190
	Torishima Pump Manufacturing Co. Ltd.	20,300	189
	Uchida Yoko Co. Ltd.	8,200	188
	Yurtec Corp.	30,000	187
	Studio Alice Co. Ltd.	8,800	186
^	BRONCO BILLY Co. Ltd.	8,100	186
^,*	U-Shin Ltd.	26,700	185
	T RAD Co. Ltd.	62,000	184
	KFC Holdings Japan Ltd.	10,500	183
*	Mitsubishi Paper Mills Ltd.	26,600	183
	Keiyo Co. Ltd.	30,500	181
	Nippon Parking Development Co. Ltd.	140,100	181
	Shimizu Bank Ltd.	5,800	180
	Aichi Corp.	24,300	180
	NS United Kaiun Kaisha Ltd.	84,000	179
	Sekisui Plastics Co. Ltd.	24,500	179
	Mitani Sekisan Co. Ltd.	7,400	179
	Toa Corp.	20,800	178
	Chori Co. Ltd.	10,000	178
	Weathernews Inc.	5,300	178
	Tokyo Rope Manufacturing Co. Ltd.	11,600	178

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Mars Engineering Corp.	8,600	177
	Aiphone Co. Ltd.	11,200	175
	Toenec Corp.	33,000	175
	Arcland Service Holdings Co. Ltd.	6,300	174
	CI Takiron Corp.	34,000	173
	Koatsu Gas Kogyo Co. Ltd.	26,000	172
	Shibusawa Warehouse Co. Ltd.	56,000	172
	Fukui Computer Holdings Inc.	6,500	171
	Hioki EE Corp.	8,300	170
	Shinnihon Corp.	21,600	170
	Sun Frontier Fudousan Co. Ltd.	19,400	170
	Advan Co. Ltd.	16,200	169
	Mie Kotsu Group Holdings Inc.	50,000	168
	Mitsubishi Research Institute Inc.	5,800	168
	Hodogaya Chemical Co. Ltd.	5,400	167
	Atsugi Co. Ltd.	139,000	167
	Kanagawa Chuo Kotsu Co. Ltd.	26,000	167
	Japan Cash Machine Co. Ltd.	14,300	166
	SRA Holdings	6,200	165
	Kita-Nippon Bank Ltd.	5,700	165
	Mitsui Matsushima Co. Ltd.	12,600	161
	Toyo Kohan Co. Ltd.	44,800	160
	Tokyo Energy & Systems Inc.	19,000	160
	Teikoku Electric Manufacturing Co. Ltd.	16,600	159
	Asahi Co. Ltd.	12,400	159
	Mito Securities Co. Ltd.	60,100	159
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	157
	Seika Corp.	50,000	157
	Sanyo Shokai Ltd.	106,000	156
*	Nippon Sharyo Ltd.	59,000	156
*	SWCC Showa Holdings Co. Ltd.	210,000	154
	Toyo Securities Co. Ltd.	64,000	154
	Tokyo Tekko Co. Ltd.	40,000	152
	Ryoden Corp.	24,000	152
	CHIMNEY Co. Ltd.	6,000	152
	MTI Ltd.	26,500	151
	Toho Co. Ltd.	6,100	151
	Itochu-Shokuhin Co. Ltd.	3,600	151
	Parco Co. Ltd.	14,400	150
	Sanoh Industrial Co. Ltd.	20,800	149
^	PC Depot Corp.	29,520	149
	Takaoka Toko Co. Ltd.	9,800	149
	Yusen Logistics Co. Ltd.	15,600	149
	Noritsu Koki Co. Ltd.	19,300	148
	Krosaki Harima Corp.	38,000	148
^	Nihon Trim Co. Ltd.	4,400	147
^	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	147
	Honeys Holdings Co. Ltd.	14,300	144
	Hito Communications Inc.	9,300	144
	Hokkaido Gas Co. Ltd.	59,000	143
	Cleanup Corp.	19,800	143
	Tosei Corp.	20,200	143
	Zuken Inc.	11,900	142
	Hokkan Holdings Ltd.	31,000	142
	Organo Corp.	31,000	142
	Halows Co. Ltd.	6,700	141
^	JP-Holdings Inc.	51,400	140
	Sumitomo Densetsu Co. Ltd.	12,100	140
	Japan Transcity Corp.	33,000	139
	Japan Radio Co. Ltd.	10,600	137
	Furuno Electric Co. Ltd.	22,400	137
^	Aeon Fantasy Co. Ltd.	5,200	137
	Yomiuri Land Co. Ltd.	36,000	137
	Godo Steel Ltd.	9,200	135

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Fuji Oil Co. Ltd.	41,600	134
	Chuetsu Pulp & Paper Co. Ltd.	63,000	134
	Fujitsu Frontech Ltd.	9,600	133
	Nihon Yamamura Glass Co. Ltd.	79,000	133
	Fields Corp.	11,800	133
	Future Corp.	16,900	131
^,*	Takata Corp.	36,100	130
	France Bed Holdings Co. Ltd.	15,400	129
*	KNT-CT Holdings Co. Ltd.	102,000	129
	Shinwa Co. Ltd.	7,600	129
	AOI Electronics Co. Ltd.	4,200	128
	Mitsui Home Co. Ltd.	21,000	127
	Rhythm Watch Co. Ltd.	75,000	127
	Tosho Printing Co. Ltd.	28,000	126
	Fuso Pharmaceutical Industries Ltd.	4,900	126
	Yushiro Chemical Industry Co. Ltd.	10,000	126
	Hakuto Co. Ltd.	11,700	125
	Sinanen Holdings Co. Ltd.	6,200	124
	Artnature Inc.	19,100	122
	Nippon Coke & Engineering Co. Ltd.	137,400	122
	Zuiko Corp.	3,500	121
	Linical Co. Ltd.	9,700	121
	Kanaden Corp.	12,400	120
	Pasona Group Inc.	15,800	117
	Elematec Corp.	7,400	117
	Taiho Kogyo Co. Ltd.	8,900	117
	Nihon Dempa Kogyo Co. Ltd.	15,800	114
	Kyosan Electric Manufacturing Co. Ltd.	28,000	114
	Hisaka Works Ltd.	13,300	114
	NEC Capital Solutions Ltd.	6,900	111
	Cybozu Inc.	27,300	110
	Kitagawa Iron Works Co. Ltd.	5,700	110
	CAC Holdings Corp.	11,400	108
	Tomoku Co. Ltd.	35,000	108
	Gecoss Corp.	9,900	108
	CMIC Holdings Co. Ltd.	8,200	106
^,*	Japan Drilling Co. Ltd.	5,500	105
	Funai Electric Co. Ltd.	13,900	104
	Matsuda Sangyo Co. Ltd.	7,700	103
	Dai-ichi Seiko Co. Ltd.	7,000	103
	Gun-Ei Chemical Industry Co. Ltd.	3,200	102
	Dunlop Sports Co. Ltd.	11,000	102
	Nippon Chemiphar Co. Ltd.	2,200	101
	Corona Corp. Class A	9,900	101
*	Laox Co. Ltd.	21,101	101
	Mitsubishi Kakoki Kaisha Ltd.	52,000	101
^,*	Shin Nippon Biomedical Laboratories Ltd.	17,300	99
	Asunaro Aoki Construction Co. Ltd.	13,300	98
	Toli Corp.	29,000	97
	NDS Co. Ltd.	3,700	95
	Kourakuen Holdings Corp.	5,900	95
	ST Corp.	5,800	92
^	Daikoku Denki Co. Ltd.	6,400	92
	Tsutsumi Jewelry Co. Ltd.	5,000	92
	Inaba Seisakusho Co. Ltd.	7,500	92
	Pocket Card Co. Ltd.	14,800	91
	Fujikura Kasei Co. Ltd.	15,400	91
	Okura Industrial Co. Ltd.	19,000	90
^	Right On Co. Ltd.	10,300	88
^,*	Aplus Financial Co. Ltd.	91,000	88
	Maezawa Kyuso Industries Co. Ltd.	6,300	88
	Sumitomo Precision Products Co. Ltd.	27,000	88
	Srg Takamiya Co. Ltd.	18,000	85
	Sankyo Seiko Co. Ltd.	24,100	83

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Toyo Denki Seizo KK	5,600	83
	Toda Kogyo Corp.	35,000	82
	Tokyo Electron Device Ltd.	5,700	81
	Shimojima Co. Ltd.	7,900	80
	Gakken Holdings Co. Ltd.	2,900	80
	Best Denki Co. Ltd.	54,800	80
	Kobelco Eco-Solutions Co. Ltd.	19,000	79
^	Daisyo Corp.	5,400	78
	Chugai Ro Co. Ltd.	40,000	78
	Chuo Spring Co. Ltd.	25,000	75
	Alpha Systems Inc.	4,300	74
	Taisei Lamick Co. Ltd.	2,800	73
^	Tabuchi Electric Co. Ltd.	24,200	71
	Kinki Sharyo Co. Ltd.	3,200	71
	ASAHI YUKIZAI Corp.	34,000	71
	Tokyo Rakutenchi Co. Ltd.	15,000	70
	Showa Aircraft Industry Co. Ltd.	6,000	65
	Kitano Construction Corp.	24,000	65
	Maezawa Kasei Industries Co. Ltd.	6,100	65
	Toa Oil Co. Ltd.	53,000	64
*	Yamada SxL Home Co. Ltd.	89,000	64
	Nakayama Steel Works Ltd.	9,900	63
	Takihyo Co. Ltd.	14,000	57
	Paris Miki Holdings Inc.	12,800	53
	Airport Facilities Co. Ltd.	9,900	52
	Kojima Co. Ltd.	17,000	45
^,*	FDK Corp.	14,000	15
			3,704,041
New Zealand (0.7%)
	Spark New Zealand Ltd.	1,813,598	4,596
	Auckland International Airport Ltd.	873,697	4,140
	Fletcher Building Ltd.	687,471	4,034
	Fisher & Paykel Healthcare Corp. Ltd.	561,986	3,888
	Contact Energy Ltd.	710,829	2,543
	Ryman Healthcare Ltd.	416,952	2,470
	Meridian Energy Ltd.	1,245,308	2,367
	Z Energy Ltd.	371,042	1,899
	SKYCITY Entertainment Group Ltd.	634,119	1,896
^,*	a2 Milk Co. Ltd.	712,399	1,652
	Mercury NZ Ltd.	691,989	1,529
	Trade Me Group Ltd.	404,383	1,473
*	Xero Ltd.	93,091	1,389
	Chorus Ltd.	403,267	1,242
	Kiwi Property Group Ltd.	1,245,318	1,219
	Mainfreight Ltd.	79,308	1,203
	EBOS Group Ltd.	89,060	1,118
	SKY Network Television Ltd.	393,563	1,042
	Goodman Property Trust	1,035,858	868
	Air New Zealand Ltd.	486,798	852
	Summerset Group Holdings Ltd.	237,645	848
	Infratil Ltd.	414,880	840
	Genesis Energy Ltd.	518,923	760
	Precinct Properties New Zealand Ltd.	897,980	742
	Freightways Ltd.	142,914	734
	Vector Ltd.	262,787	583
	Argosy Property Ltd.	778,382	540
	Vital Healthcare Property Trust	348,233	526
	Metlifecare Ltd.	119,625	477
	Heartland Bank Ltd.	318,266	362
	New Zealand Refining Co. Ltd.	144,764	232
	Kathmandu Holdings Ltd.	153,523	211
	TOWER Ltd.	165,523	139

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	New Zealand Oil & Gas Ltd.	245,090	105
			48,519
Singapore (3.2%)
	DBS Group Holdings Ltd.	1,802,179	24,889
	Oversea-Chinese Banking Corp. Ltd.	3,291,991	23,056
	Singapore Telecommunications Ltd.	7,513,809	20,117
^	United Overseas Bank Ltd.	1,226,967	19,104
*	CapitaLand Ltd.	2,538,258	6,820
	Keppel Corp. Ltd.	1,419,758	6,601
	Global Logistic Properties Ltd.	3,014,273	6,210
^	Wilmar International Ltd.	2,107,703	5,354
	Genting Singapore plc	6,017,597	4,794
	City Developments Ltd.	597,713	4,612
	Singapore Exchange Ltd.	816,760	4,328
	Ascendas REIT	2,355,413	4,317
	Singapore Technologies Engineering Ltd.	1,534,955	4,164
	Singapore Press Holdings Ltd.	1,624,317	4,031
	ComfortDelGro Corp. Ltd.	2,025,980	3,970
	Singapore Airlines Ltd.	502,450	3,681
	Jardine Cycle & Carriage Ltd.	108,590	3,675
	CapitaLand Mall Trust	2,273,312	3,206
	Suntec REIT	2,384,000	3,019
	UOL Group Ltd.	482,217	2,498
	SATS Ltd.	633,000	2,308
	Venture Corp. Ltd.	261,100	2,279
	CapitaLand Commercial Trust	1,950,500	2,267
	Mapletree Commercial Trust	1,938,381	2,213
	Hutchison Port Holdings Trust	5,008,039	2,027
	Sembcorp Industries Ltd.	869,020	1,883
	Yangzijiang Shipbuilding Holdings Ltd.	2,145,610	1,763
*	Golden Agri-Resources Ltd.	6,731,063	1,732
	Mapletree Industrial Trust	1,313,800	1,683
	Mapletree Greater China Commercial Trust	2,015,600	1,543
	Keppel REIT	1,984,700	1,505
^	Singapore Post Ltd.	1,383,900	1,366
	Mapletree Logistics Trust	1,524,900	1,234
	StarHub Ltd.	587,767	1,172
	United Engineers Ltd.	529,500	1,090
^	Sembcorp Marine Ltd.	814,666	948
	Frasers Centrepoint Trust	612,200	925
	Yanlord Land Group Ltd.	682,800	911
	Raffles Medical Group Ltd.	907,100	909
	Ascott Residence Trust	1,140,422	894
*	Noble Group Ltd.	8,551,304	874
	Starhill Global REIT	1,554,400	856
	Frasers Logistics & Industrial Trust	1,142,100	825
	Parkway Life REIT	429,763	788
	Keppel Infrastructure Trust	2,056,800	766
	First Resources Ltd.	547,800	735
	CDL Hospitality Trusts	633,400	703
*	Genting Hong Kong Ltd.	2,316,200	695
	SIA Engineering Co. Ltd.	216,300	579
	Keppel DC REIT	638,910	566
	CapitaLand Retail China Trust	495,200	563
	Cambridge Industrial Trust	1,319,900	554
	Cache Logistics Trust	877,000	543
	Wing Tai Holdings Ltd.	399,600	540
	Asian Pay Television Trust	1,421,300	524
	Ascendas India Trust	624,600	515
	OUE Hospitality Trust	992,300	511
	Lippo Malls Indonesia Retail Trust	1,664,300	506
^	Croesus Retail Trust	710,300	495
^	M1 Ltd.	317,300	493
	First REIT	506,600	489

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Frasers Commercial Trust	489,500	470
	Ascendas Hospitality Trust	835,900	466
	Manulife US REIT	540,200	454
^	Yoma Strategic Holdings Ltd.	1,027,500	426
	Sarine Technologies Ltd.	285,300	392
	Accordia Golf Trust	722,800	385
	OUE Ltd.	258,400	379
^,*	Ezion Holdings Ltd.	1,747,800	374
^,*	SIIC Environment Holdings Ltd.	982,500	373
	RHT Health Trust	539,800	365
	Far East Hospitality Trust	843,100	362
	SPH REIT	509,100	359
^	Soilbuild Business Space REIT	735,130	350
	Silverlake Axis Ltd.	769,700	311
^	Sheng Siong Group Ltd.	417,300	293
	GL Ltd.	430,000	239
^,*	COSCO Shipping International Singapore Co. Ltd.	1,089,601	223
^	Hyflux Ltd.	519,400	206
	Sabana Shari'ah Compliant Industrial REIT	620,800	202
^	Midas Holdings Ltd.	1,176,200	189
^	China Everbright Water Ltd.	469,100	156
	Indofood Agri Resources Ltd.	443,700	155
	Bumitama Agri Ltd.	291,300	154
	Boustead Singapore Ltd.	157,900	101
*	Ying Li International Real Estate Ltd.	680,500	68
^,*	China Fishery Group Ltd.	754,600	41
	Olam International Ltd.	13,600	19
^,*	Ezra Holdings Ltd.	1,786,900	14
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	12
			209,756
South Korea (11.9%)
	Samsung Electronics Co. Ltd.	101,250	198,493
	Samsung Electronics Co. Ltd. Preference Shares	17,387	26,775
	SK Hynix Inc.	528,620	25,042
	Shinhan Financial Group Co. Ltd.	453,019	18,914
	NAVER Corp.	26,450	18,590
	Hyundai Motor Co.	144,595	18,288
	KB Financial Group Inc.	403,323	17,729
	POSCO	67,829	16,013
	Hyundai Mobis Co. Ltd.	65,161	12,708
	LG Chem Ltd.	46,487	11,181
	Korea Electric Power Corp.	255,795	10,196
	Hana Financial Group Inc.	295,875	10,162
	KT&G Corp.	110,777	9,879
	Samsung C&T Corp.	89,828	9,734
	SK Innovation Co. Ltd.	60,873	9,132
	Amorepacific Corp.	31,641	8,114
	Kia Motors Corp.	259,023	7,929
	Samsung Fire & Marine Insurance Co. Ltd.	32,732	7,706
	SK Holdings Co. Ltd.	33,613	7,160
	Samsung Life Insurance Co. Ltd.	73,779	7,093
	LG Household & Health Care Ltd.	8,846	6,727
	Woori Bank	509,898	6,686
	Samsung SDI Co. Ltd.	55,243	6,669
	LG Electronics Inc.	108,442	6,583
*	Hyundai Heavy Industries Co. Ltd.	45,325	6,572
^,*	Celltrion Inc.	76,676	6,033
	LG Display Co. Ltd.	226,478	5,836
	NCSoft Corp.	17,061	5,395
	LG Corp.	90,398	5,370
	SK Telecom Co. Ltd.	22,454	4,740
	Coway Co. Ltd.	52,900	4,665
	Lotte Chemical Corp.	14,331	4,302
	E-MART Inc.	20,743	4,190

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Samsung SDS Co. Ltd.	32,137	3,881
	Hankook Tire Co. Ltd.	73,523	3,805
	Korea Zinc Co. Ltd.	9,791	3,660
	S-Oil Corp.	41,358	3,618
	Korea Aerospace Industries Ltd.	63,639	3,567
	Hyundai Steel Co.	73,702	3,550
	Samsung Electro-Mechanics Co. Ltd.	54,345	3,486
	Kangwon Land Inc.	106,876	3,395
	AMOREPACIFIC Group	28,910	3,340
	Hyundai Motor Co. 2nd Preference Shares	36,092	3,149
	Hyundai Engineering & Construction Co. Ltd.	71,123	3,030
	Hyosung Corp.	23,324	2,946
	Mirae Asset Daewoo Co. Ltd.	375,905	2,942
	Industrial Bank of Korea	258,687	2,837
	Dongbu Insurance Co. Ltd.	46,556	2,780
	LG Uplus Corp.	216,397	2,750
	GS Holdings Corp.	50,746	2,641
^	Kakao Corp.	31,388	2,492
	Lotte Shopping Co. Ltd.	10,793	2,489
*	Samsung Heavy Industries Co. Ltd.	257,080	2,437
	BNK Financial Group Inc.	286,939	2,406
	Hyundai Development Co-Engineering & Construction	60,857	2,389
	Hyundai Glovis Co. Ltd.	18,592	2,368
	Orion Corp.	3,940	2,338
	CJ CheilJedang Corp.	7,364	2,208
	CJ Corp.	13,104	2,153
^,*	Samsung Biologics Co. Ltd.	13,832	2,124
	Hanssem Co. Ltd.	10,247	1,981
	BGF retail Co. Ltd.	20,177	1,942
	Hyundai Marine & Fire Insurance Co. Ltd.	59,555	1,918
	Daelim Industrial Co. Ltd.	27,075	1,910
^,*	Hanmi Pharm Co. Ltd.	6,700	1,815
	Hyundai Motor Co. Preference Shares	22,246	1,804
	Hanwha Chemical Corp.	81,518	1,800
	Samsung Securities Co. Ltd.	58,219	1,768
	Korea Investment Holdings Co. Ltd.	38,900	1,752
	Medy-Tox Inc.	3,968	1,744
	Hanwha Corp.	49,626	1,741
	Amorepacific Corp. Preference Shares	10,142	1,694
	KCC Corp.	5,547	1,658
	S-1 Corp.	19,312	1,656
^,*	Samsung Engineering Co. Ltd.	153,709	1,645
	Yuhan Corp.	8,065	1,643
*	Hanwha Techwin Co. Ltd.	35,761	1,633
	LG Innotek Co. Ltd.	14,047	1,622
	DGB Financial Group Inc.	149,871	1,532
	NH Investment & Securities Co. Ltd.	126,227	1,462
	Hyundai Department Store Co. Ltd.	15,147	1,439
^	Hotel Shilla Co. Ltd.	31,992	1,427
	Mando Corp.	6,802	1,375
	CJ E&M Corp.	18,610	1,316
	Hanwha Life Insurance Co. Ltd.	236,864	1,279
	Doosan Heavy Industries & Construction Co. Ltd.	62,608	1,277
	Shinsegae Inc.	7,039	1,265
^,*	Daewoo Engineering & Construction Co. Ltd.	196,156	1,258
^	OCI Co. Ltd.	17,652	1,223
	Hanon Systems	163,692	1,216
	LG Chem Ltd. Preference Shares	7,529	1,203
^,*	GS Engineering & Construction Corp.	43,417	1,192
*	Korean Air Lines Co. Ltd.	43,640	1,174
	Samsung Card Co. Ltd.	32,734	1,148
^	Kumho Petrochemical Co. Ltd.	17,117	1,144
^,*	ViroMed Co. Ltd.	13,885	1,125
	SK Networks Co. Ltd.	157,587	1,108

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Cheil Worldwide Inc.	68,126	1,104
*	Korea Gas Corp.	26,506	1,086
^,*	Kumho Tire Co. Inc.	152,570	1,079
*	Doosan Infracore Co. Ltd.	129,731	1,073
	KEPCO Plant Service & Engineering Co. Ltd.	20,925	1,055
	Meritz Securities Co. Ltd.	288,414	1,046
	Com2uSCorp	9,834	1,036
	LG Household & Health Care Ltd. Preference Shares	2,177	1,023
	Kolon Industries Inc.	16,967	1,019
^	SK Chemicals Co. Ltd.	18,416	1,019
^,*	Komipharm International Co. Ltd.	31,308	1,017
*	CJ Korea Express Corp.	6,924	1,012
^	CJ CGV Co. Ltd.	13,349	1,002
	KB Insurance Co. Ltd.	34,485	990
^	Korea Kolmar Co. Ltd.	13,832	975
	Lotte Confectionery Co. Ltd.	5,354	964
	Posco Daewoo Corp.	45,002	948
	LS Corp.	16,482	943
	Hyundai Wia Corp.	16,191	923
^	Youngone Corp.	30,593	911
	Lotte Chilsung Beverage Co. Ltd.	616	909
	NongShim Co. Ltd.	3,252	906
^,*	Hugel Inc.	2,180	893
	Korean Reinsurance Co.	88,530	879
*	NHN Entertainment Corp.	15,949	871
	Dongsuh Cos. Inc.	32,089	869
	Ottogi Corp.	1,309	848
^,*	Pan Ocean Co. Ltd.	183,761	840
	Doosan Corp.	9,783	835
	Cosmax Inc.	6,617	826
*	Hyundai Mipo Dockyard Co. Ltd.	10,140	824
	Meritz Fire & Marine Insurance Co. Ltd.	52,954	823
	Green Cross Holdings Corp.	28,425	814
^	LIG Nex1 Co. Ltd.	11,402	808
^	KIWOOM Securities Co. Ltd.	11,541	801
^	Green Cross Corp.	5,529	796
^	SK Materials Co. Ltd.	5,130	795
	Hyundai Greenfood Co. Ltd.	53,390	750
	GS Retail Co. Ltd.	15,630	729
	KT Corp.	25,663	726
	LG International Corp.	25,061	715
	SFA Engineering Corp.	10,115	695
*,2	Netmarble Games Corp.	5,000	690
^,*	Yungjin Pharmaceutical Co. Ltd.	90,912	682
	Poongsan Corp.	19,839	680
	LS Industrial Systems Co. Ltd.	15,182	677
	Hana Tour Service Inc.	9,024	669
*	Dongbu HiTek Co. Ltd.	34,848	646
^,*	Hanmi Science Co. ltd	11,997	639
	Korea Petrochemical Ind Co. Ltd.	3,067	637
	Eo Technics Co. Ltd.	8,533	635
^	Innocean Worldwide Inc.	11,322	635
^	Kolon Life Science Inc.	5,133	635
	Hyundai Home Shopping Network Corp.	5,911	634
^	Seoul Semiconductor Co. Ltd.	38,052	628
	Samyang Holdings Corp.	5,614	624
	LOTTE Fine Chemical Co. Ltd.	18,053	611
*	WONIK IPS Co. Ltd.	26,634	606
^	LOTTE Himart Co. Ltd.	12,282	594
	Hite Jinro Co. Ltd.	32,231	592
	Dongkuk Steel Mill Co. Ltd.	60,272	586
^	Fila Korea Ltd.	9,574	584
	Chong Kun Dang Pharmaceutical Corp.	5,573	570
	LG Hausys Ltd.	6,458	567

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hansol Chemical Co. Ltd.	7,832	560
	Hyundai Elevator Co. Ltd.	10,230	560
^	Paradise Co. Ltd.	44,487	551
	Koh Young Technology Inc.	11,455	540
	IS Dongseo Co. Ltd.	14,273	538
^,*	Advanced Process Systems Corp.	11,641	533
*	Osstem Implant Co. Ltd.	11,132	516
	CJ O Shopping Co. Ltd.	3,027	508
	GS Home Shopping Inc.	2,831	506
	JB Financial Group Co. Ltd.	94,330	501
	SKC Co. Ltd.	19,722	496
^,*	Hanjin Kal Corp.	27,412	487
	Huchems Fine Chemical Corp.	23,812	485
	Vieworks Co. Ltd.	8,021	464
	Ilyang Pharmaceutical Co. Ltd.	13,766	464
^	SPC Samlip Co. Ltd.	2,486	460
^	Hansae Co. Ltd.	19,028	457
	Korea Electric Terminal Co. Ltd.	7,263	454
	Loen Entertainment Inc.	5,746	444
	Dong-A Socio Holdings Co. Ltd.	3,349	432
*	Seegene Inc.	13,696	429
	Lotte Food Co. Ltd.	760	428
^	JW Pharmaceutical Corp.	11,220	427
^	DuzonBizon Co. Ltd.	17,697	423
^	Korea Real Estate Investment & Trust Co. Ltd.	151,848	422
*	Asiana Airlines Inc.	106,218	420
^	Bukwang Pharmaceutical Co. Ltd.	22,921	420
	LG Electronics Inc. Preference Shares	16,228	418
	Taekwang Industrial Co. Ltd.	531	416
^	Toptec Co. Ltd.	17,172	413
^	DoubleUGames Co. Ltd.	8,541	411
^,*	Hanall Biopharma Co. Ltd.	36,876	411
^	Tongyang Inc.	216,659	410
^	Daou Technology Inc.	22,159	404
	Hankook Tire Worldwide Co. Ltd.	22,755	400
	Daishin Securities Co. Ltd.	36,349	394
	Young Poong Corp.	475	394
^,*	Medipost Co. Ltd.	7,412	393
^	Nexen Tire Corp.	32,546	390
^,*	SM Entertainment Co.	17,136	389
^,*	HLB Inc.	31,994	388
*	Hyundai Rotem Co. Ltd.	20,921	385
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,427	382
^	Dong-A ST Co. Ltd.	4,596	378
	Daesang Corp.	18,123	378
^,*	Gamevil Inc.	5,731	377
	Halla Holdings Corp.	7,070	376
^,*	Genexine Co. Ltd.	10,214	371
	Soulbrain Co. Ltd.	7,671	371
^	Jeil Pharmaceutical Co.	6,129	370
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,551	368
*	Chabiotech Co. Ltd.	32,644	366
	Hanil Cement Co. Ltd.	3,546	364
	Dongwon Industries Co. Ltd.	1,228	364
	LF Corp.	16,620	364
	Partron Co. Ltd.	37,918	363
	Binggrae Co. Ltd.	5,938	358
	Meritz Financial Group Inc.	31,983	357
^	Ahnlab Inc.	5,591	356
	SK Gas Ltd.	3,450	356
	Hanwha General Insurance Co. Ltd.	54,548	355
^	Handsome Co. Ltd.	12,437	343
	ST Pharm Co. Ltd.	8,420	338
^	Grand Korea Leisure Co. Ltd.	17,707	338

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LEENO Industrial Inc.	8,900	333
^,*	Amicogen Inc.	8,184	333
	Daewoong Pharmaceutical Co. Ltd.	4,186	332
	Mirae Asset Life Insurance Co. Ltd.	67,421	331
^,*	Taihan Electric Wire Co. Ltd.	217,722	329
^	Maeil Dairy Industry Co. Ltd.	3,276	329
	Namyang Dairy Products Co. Ltd.	425	324
^,*	GemVax & Kael Co. Ltd.	27,900	320
^,*	DIO Corp.	10,192	315
	S&T Motiv Co. Ltd.	7,963	315
	Modetour Network Inc.	9,061	314
	Samyang Corp.	3,651	309
^	TES Co. Ltd.	13,372	306
^,*	Foosung Co. Ltd.	48,122	306
	Posco ICT Co. Ltd.	50,296	303
^	KEPCO Engineering & Construction Co. Inc.	13,462	298
*	Jusung Engineering Co. Ltd.	32,397	293
	Hanjin Transportation Co. Ltd.	10,922	291
	NICE Holdings Co. Ltd.	17,208	290
^	Able C&C Co. Ltd.	11,028	283
^,*	Celltrion Pharm Inc.	15,950	280
^,*	Webzen Inc.	15,711	279
	Tongyang Life Insurance Co. Ltd.	31,110	274
^,*	Jenax Inc.	12,793	270
	AK Holdings Inc.	4,761	270
	Muhak Co. Ltd.	13,199	267
*	Ssangyong Motor Co.	40,269	267
^,*	CrystalGenomics Inc.	20,156	265
	DongKook Pharmaceutical Co. Ltd.	4,442	265
*	SK Securities Co. Ltd.	245,171	258
	Seah Besteel Corp.	10,317	253
	Daewoong Co. Ltd.	22,255	253
^,*	iNtRON Biotechnology Inc.	11,932	251
	Sebang Global Battery Co. Ltd.	7,567	249
^	YG Entertainment Inc.	9,383	249
	Hansol Paper Co. Ltd.	14,952	248
	POSCO Chemtech Co. Ltd.	19,572	248
	Samchully Co. Ltd.	2,633	245
	Hyundai Livart Furniture Co. Ltd.	9,784	244
	iMarketKorea Inc.	20,930	244
^	Caregen Co. Ltd.	3,866	243
^,*	Binex Co. Ltd.	21,825	241
	Dongwon F&B Co. Ltd.	1,066	240
	Daeduck Electronics Co.	29,381	239
	KISWIRE Ltd.	7,200	239
	Silicon Works Co. Ltd.	9,198	237
*	Yuanta Securities Korea Co. Ltd.	78,425	233
	Songwon Industrial Co. Ltd.	14,653	232
^,*	ATGen Co. Ltd.	7,982	231
^,*	Aprogen pharmaceuticals Inc.	69,551	231
^,*	Korea Line Corp.	10,864	230
	Youngone Holdings Co. Ltd.	4,909	229
^,*	Interflex Co. Ltd.	9,285	228
	Hansol Holdings Co. Ltd.	40,933	228
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	228
^	NS Shopping Co. Ltd.	14,990	225
^,*	CMG Pharmaceutical Co. Ltd.	74,002	225
	NICE Information Service Co. Ltd.	31,728	223
	InBody Co. Ltd.	9,464	222
	Kwangju Bank	21,375	221
	It's Skin Co. Ltd.	5,498	220
	SL Corp.	13,785	219
	SeAH Steel Corp.	2,547	217
^	WeMade Entertainment Co. Ltd.	7,992	216

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Hansol Technics Co. Ltd.	16,017	215
	i-SENS Inc.	8,269	214
	Kumho Industrial Co. Ltd.	25,549	210
	Hancom Inc.	13,852	209
	Ssangyong Cement Industrial Co. Ltd.	17,802	208
	Seobu T&D	14,052	208
^,*	Emerson Pacific Inc.	7,836	208
	CJ Hellovision Co. Ltd.	25,075	208
	Daekyo Co. Ltd.	27,547	207
^	Hankook Shell Oil Co. Ltd.	578	205
	Sungwoo Hitech Co. Ltd.	31,431	205
*	SFA Semicon Co. Ltd.	97,638	203
^,*	Homecast Co. Ltd.	25,527	203
^	JW Holdings Corp.	29,522	203
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	201
	Daeduck GDS Co. Ltd.	15,142	199
	KT Skylife Co. Ltd.	13,988	199
	Lock&Lock Co. Ltd.	15,389	193
^	Dawonsys Co. Ltd.	17,532	191
	KT Corp. ADR	11,376	189
^	Kolon Corp.	3,425	188
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	188
	Chongkundang Holdings Corp.	3,115	188
*	Taewoong Co. Ltd.	8,132	187
	Shinyoung Securities Co. Ltd.	4,264	187
^,*	NUTRIBIOTECH Co. Ltd.	9,356	185
*	Wonik Holdings Co. Ltd.	31,912	185
^,*	Duk San Neolux Co. Ltd.	5,604	184
	Sindoh Co. Ltd.	3,962	183
^,*	Leaders Cosmetics Co. Ltd.	11,056	181
^,*	Pharmicell Co. Ltd.	47,087	180
^	Lutronic Corp.	14,122	180
	Cuckoo Electronics Co. Ltd.	1,552	178
^	ICD Co. Ltd.	12,547	178
	Cell Biotech Co. Ltd.	5,481	178
^,*	Peptron Inc.	4,599	176
^	Korea Kolmar Holdings Co. Ltd.	5,897	171
^	Interpark Holdings Corp.	36,083	170
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	169
^,*	Hanwha Investment & Securities Co. Ltd.	75,291	169
	CJ CheilJedang Corp. Preference Shares	1,253	169
*	S&T Dynamics Co. Ltd.	21,412	169
^,*	Huons Co. Ltd.	3,538	165
	Huons Global Co. Ltd.	5,446	160
^,*	COSON Co. Ltd.	13,322	157
	Humax Co. Ltd.	14,878	155
^,*	Naturalendo Tech Co. Ltd.	12,905	155
	E1 Corp.	2,974	152
*	Eugene Investment & Securities Co. Ltd.	56,837	151
*	Woongjin Thinkbig Co. Ltd.	19,431	151
^,*	G-SMATT GLOBAL Co. Ltd.	12,258	150
	Namhae Chemical Corp.	18,610	150
	Kolao Holdings	25,107	147
^	Sung Kwang Bend Co. Ltd.	15,908	147
	Seoyon E-Hwa Co. Ltd.	12,026	145
^	KH Vatec Co. Ltd.	12,932	144
	KISCO Corp.	4,359	144
	Daishin Securities Co. Ltd. Preference Shares	19,354	142
^,*	Agabang&Company	22,329	142
^,*	CUROCOM Co. Ltd.	69,635	141
	Youlchon Chemical Co. Ltd.	12,047	141
	SBS Media Holdings Co. Ltd.	55,748	140
^	Byucksan Corp.	41,431	139
	Kyobo Securities Co. Ltd.	16,417	138

57

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
^,*	APS Holdings Corp.			10,153	138
^	Humedix Co. Ltd.			5,007	138
	Green Cross Cell Corp.			5,374	137
^,*	Insun ENT Co. Ltd.			24,551	132
	Hyundai Corp.			7,187	132
^	GOLFZON Co. Ltd.			2,849	132
	CJ Freshway Corp.			4,321	130
	Dae Han Flour Mills Co. Ltd.			842	130
*	NEPES Corp.			15,206	130
	Coreana Cosmetics Co. Ltd.			22,740	128
	Sam Young Electronics Co. Ltd.			11,192	128
^	Cosmax BTI Inc			4,116	127
*	KTB Investment & Securities Co. Ltd.			44,088	126
	INTOPS Co. Ltd.			11,234	120
*	Lumens Co. Ltd.			37,737	120
*	GNCO Co. Ltd.			65,482	119
*	Neowiz			11,282	116
^,*	CrucialTec Co. Ltd.			21,108	113
	Crown Haitai Holdings Co. Ltd.			4,012	112
	DY Corp.			16,308	100
	TK Corp.			12,269	98
*	Duksan Hi-Metal Co. Ltd.			12,546	97
^,*	KONA I Co. Ltd.			11,398	97
	Eusu Holdings Co. Ltd.			15,078	93
^,*	Samsung Pharmaceutical Co. Ltd.			28,069	89
*	Crown Confectionery Co. Ltd.			5,167	84
	Seoyon Co. Ltd.			9,429	84
*	3S Korea Co. Ltd.			38,610	82
*	Dongbu Securities Co. Ltd.			24,758	80
*	Doosan Engine Co. Ltd.			23,830	79
^,*	Cellumed Co. Ltd.			15,205	73
	AtlasBX Co. Ltd.			1,537	72
	Hyundai Corp. Holdings Inc.			5,099	71
	MegaStudy Co. Ltd.			2,433	69
^	GOLFZONNEWDIN Co. Ltd.			13,382	67
	Hitejinro Holdings Co. Ltd.			6,100	59
*	CrucialTec Co. Ltd. Rights Exp. 06/02/2017			7,800	7
*	Maeil Dairies Co. Ltd.			3,648	—

					770,224

Total Common Stocks (Cost $7,015,878)					6,430,430

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	1.034%		1,376,155	137,643

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.566%	5/4/17	1,000	1,000
5	United States Treasury Bill	0.587%	5/18/17	1,000	1,000
5	United States Treasury Bill	0.577%	5/25/17	1,500	1,499

					3,499
Total Temporary Cash Investments (Cost $141,132)					141,142

58

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2017

Total Investments (101.4%) (Cost $7,157,010)	6,571,572
Other Assets and Liabilities—Net (-1.4%)[4]	(92,160)
Net Assets (100%)	6,479,412

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,863,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $10,385,000, representing
0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $130,017,000 of collateral received for securities on loan.
5 Securities with a value of $1,970,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

59

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722 062017

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.1%)[1]
Argentina (0.0%)
* First Data Corp. Class A	80,000	1,250

Australia (2.4%)
Commonwealth Bank of Australia	391,644	25,580
Westpac Banking Corp.	769,381	20,169
Australia & New Zealand Banking Group Ltd.	676,151	16,551
National Australia Bank Ltd.	607,600	15,422
BHP Billiton Ltd.	751,965	13,388
CSL Ltd.	107,644	10,674
Wesfarmers Ltd.	266,691	8,585
Woolworths Ltd.	304,523	6,121
Macquarie Group Ltd.	76,266	5,298
Rio Tinto Ltd.	105,901	4,794
Transurban Group	522,350	4,772
Woodside Petroleum Ltd.	186,995	4,501
Scentre Group	1,300,427	4,196
Suncorp Group Ltd.	363,782	3,750
Westfield Corp.	542,458	3,689
Amcor Ltd.	295,164	3,471
QBE Insurance Group Ltd.	353,979	3,401
AGL Energy Ltd.	167,555	3,355
Brambles Ltd.	417,895	3,234
Telstra Corp. Ltd.	980,473	3,098
AMP Ltd.	769,400	3,083
Insurance Australia Group Ltd.	662,930	3,077
Newcrest Mining Ltd.	184,573	2,961
South32 Ltd.	1,304,900	2,704
Goodman Group	384,530	2,335
* Origin Energy Ltd.	381,083	2,051
Aristocrat Leisure Ltd.	134,863	1,982
Stockland	522,319	1,896
Treasury Wine Estates Ltd.	186,586	1,675
Aurizon Holdings Ltd.	431,404	1,664
APA Group	240,272	1,648
Dexus Property Group	211,997	1,619
James Hardie Industries plc	95,433	1,615
ASX Ltd.	41,849	1,586
GPT Group	392,290	1,541
Fortescue Metals Group Ltd.	386,172	1,531
Vicinity Centres	695,482	1,499
Sonic Healthcare Ltd.	90,109	1,490
Ramsay Health Care Ltd.	27,372	1,468
LendLease Group	116,709	1,401
Mirvac Group	795,761	1,352
Oil Search Ltd.	248,801	1,342
Boral Ltd.	278,044	1,282
DUET Group	565,352	1,277
Medibank Pvt Ltd.	584,055	1,271
Caltex Australia Ltd.	56,934	1,271
Cochlear Ltd.	12,057	1,262
BlueScope Steel Ltd.	139,119	1,215
Sydney Airport	234,563	1,211
Challenger Ltd.	120,072	1,186
* Santos Ltd.	454,579	1,180
Incitec Pivot Ltd.	402,685	1,141
Computershare Ltd.	103,253	1,138
Orica Ltd.	80,321	1,113
Tatts Group Ltd.	308,970	994
SEEK Ltd.	75,892	967
Bendigo & Adelaide Bank Ltd.	97,541	898
Alumina Ltd.	632,836	869
Coca-Cola Amatil Ltd.	112,914	791

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Crown Resorts Ltd.	80,841	756
	Bank of Queensland Ltd.	79,978	716
	Star Entertainment Grp Ltd.	171,369	714
	Domino's Pizza Enterprises Ltd.	15,321	701
	Qantas Airways Ltd.	212,957	675
	Tabcorp Holdings Ltd.	187,869	667
	REA Group Ltd.	13,776	633
	Adelaide Brighton Ltd.	139,832	620
	carsales. com Ltd.	70,323	617
	Healthscope Ltd.	364,183	601
	CIMIC Group Ltd.	21,218	588
	Orora Ltd.	255,401	576
	Ansell Ltd.	31,028	552
	Downer EDI Ltd.	125,241	550
	Iluka Resources Ltd.	86,756	545
	ALS Ltd.	112,726	527
	Magellan Financial Group Ltd.	28,144	496
	AusNet Services	365,960	479
	nib holdings Ltd.	105,782	475
	Qube Holdings Ltd.	238,250	468
	Charter Hall Group	104,610	444
	Macquarie Atlas Roads Group	110,188	440
	IOOF Holdings Ltd.	66,792	440
	JB Hi-Fi Ltd.	23,575	436
	Link Administration Holdings Ltd.	70,893	410
	DuluxGroup Ltd.	79,739	404
	Northern Star Resources Ltd.	123,946	403
	CSR Ltd.	109,660	402
	Investa Office Fund	113,061	402
	BT Investment Management Ltd.	43,352	387
	Fairfax Media Ltd.	483,838	384
	Vocus Group Ltd.	150,966	381
*	Mayne Pharma Group Ltd.	376,918	379
*	WorleyParsons Ltd.	44,842	379
	Evolution Mining Ltd.	217,708	378
	Perpetual Ltd.	9,284	367
	TPG Telecom Ltd.	82,928	366
	Shopping Centres Australasia Property Group	199,952	346
	Harvey Norman Holdings Ltd.	109,850	345
	OZ Minerals Ltd.	63,955	340
	GrainCorp Ltd. Class A	49,982	333
	Sims Metal Management Ltd.	36,004	331
*	Metcash Ltd.	203,181	327
*	Whitehaven Coal Ltd.	145,351	297
	Flight Centre Travel Group Ltd.	12,231	288
	Washington H Soul Pattinson & Co. Ltd.	19,852	280
	Nufarm Ltd.	36,677	279
	IRESS Ltd.	29,801	277
	Bapcor Ltd.	69,451	272
2	MYOB Group Ltd.	101,102	266
	InvoCare Ltd.	24,361	266
	Costa Group Holdings Ltd.	80,223	263
	Independence Group NL	106,625	261
	Primary Health Care Ltd.	100,087	254
	Mineral Resources Ltd.	30,997	248
	Regis Resources Ltd.	98,394	244
	Cleanaway Waste Management Ltd.	251,594	239
*	NEXTDC Ltd.	76,651	238
	Charter Hall Retail REIT	70,558	236
	Premier Investments Ltd.	23,993	235
	ARB Corp. Ltd.	19,394	225
	Breville Group Ltd.	27,898	223
	G8 Education Ltd.	78,555	217
	Pact Group Holdings Ltd.	40,730	215

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Cromwell Property Group	294,630	214
	Navitas Ltd.	61,185	210
	Super Retail Group Ltd.	29,644	209
	Spotless Group Holdings Ltd.	257,439	208
^	Blackmores Ltd.	2,602	207
*	St. Barbara Ltd.	101,121	207
	Sigma Pharmaceuticals Ltd.	209,696	196
	Aveo Group	83,081	196
	BWP Trust	89,415	195
	GUD Holdings Ltd.	19,592	182
	Reliance Worldwide Corp. Ltd.	77,686	177
	Steadfast Group Ltd.	85,557	174
	Monadelphous Group Ltd.	18,471	173
	Automotive Holdings Group Ltd.	60,314	168
	Growthpoint Properties Australia Ltd.	68,415	167
	Sandfire Resources NL	38,621	167
	Mantra Group Ltd.	79,163	167
	Platinum Asset Management Ltd.	46,689	163
	Webjet Ltd.	19,104	163
	Seven Group Holdings Ltd.	19,431	161
	Abacus Property Group	62,402	161
	Myer Holdings Ltd.	192,568	160
	Viva Energy REIT	87,648	158
	McMillan Shakespeare Ltd.	15,440	156
*,^	Mesoblast Ltd.	65,159	154
	GWA Group Ltd.	65,018	152
	Ingenia Communities Group	74,082	152
	Tassal Group Ltd.	45,415	152
	Ardent Leisure Group	97,717	148
	Beach Energy Ltd.	265,042	146
	Bega Cheese Ltd.	31,922	143
	APN Outdoor Group Ltd.	34,532	141
	Southern Cross Media Group Ltd.	144,229	139
	Estia Health Ltd.	60,540	139
*	Australian Agricultural Co. Ltd.	106,617	138
	Retail Food Group Ltd.	33,135	135
	GDI Property Group	169,730	133
	Corporate Travel Management Ltd.	8,710	133
	Australian Pharmaceutical Industries Ltd.	78,311	131
*	Nanosonics Ltd.	54,585	129
	FlexiGroup Ltd.	73,158	127
	Brickworks Ltd.	11,518	127
*	SpeedCast International Ltd.	42,706	122
*,^	Aconex Ltd.	36,255	119
	IDP Education Ltd.	34,158	118
	Eclipx Group Ltd.	40,726	118
*	Galaxy Resources Ltd.	369,407	117
	Altium Ltd.	18,786	115
	Credit Corp. Group Ltd.	8,434	115
	Sirtex Medical Ltd.	9,804	114
	Arena REIT	68,505	109
	Nine Entertainment Co. Holdings Ltd.	118,560	109
	Centuria Industrial REIT	59,309	109
	Genworth Mortgage Insurance Australia Ltd.	43,533	107
	Seven West Media Ltd.	191,420	106
	Resolute Mining Ltd.	107,430	100
	Japara Healthcare Ltd.	64,092	99
*	Saracen Mineral Holdings Ltd.	138,314	98
*,^	Orocobre Ltd.	41,367	98
*	Infigen Energy	134,985	96
^	IPH Ltd.	26,274	94
	Technology One Ltd.	22,813	93
	Regis Healthcare Ltd.	27,703	93
	Folkestone Education Trust	41,409	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	APN News & Media Ltd.	47,055	88
*	Western Areas Ltd.	52,834	88
	Collins Foods Ltd.	22,331	88
*	Syrah Resources Ltd.	51,297	87
*	Gold Road Resources Ltd.	176,515	87
	Asaleo Care Ltd.	64,802	87
	oOh!media Ltd.	25,588	86
	Village Roadshow Ltd.	30,616	83
	National Storage REIT	73,989	82
	BWX Ltd.	20,537	82
*	Elders Ltd.	24,242	81
	SmartGroup Corp. Ltd.	16,682	81
*	Senex Energy Ltd.	319,614	76
*	Highfield Resources Ltd.	94,587	75
	SG Fleet Group Ltd.	27,592	75
*	Starpharma Holdings Ltd.	129,509	72
	Gateway Lifestyle	44,687	71
	WiseTech Global Ltd.	15,960	69
	Hotel Property Investments	30,663	68
	MACA Ltd.	54,308	67
	Astro Japan Property Group	13,425	67
	Select Harvests Ltd.	16,297	66
*	Blue Sky Alternative Investments Ltd.	10,502	63
	Programmed Maintenance Services Ltd.	48,054	62
*	Liquefied Natural Gas Ltd.	123,849	62
*	Superloop Ltd.	31,917	58
	SeaLink Travel Group Ltd.	17,794	58
*,^	Quintis Ltd.	62,856	56
*	Pilbara Minerals Ltd.	220,998	56
	Greencross Ltd.	10,999	56
	WPP AUNZ Ltd.	58,559	51
^	Bellamy's Australia Ltd.	12,983	50
*	Vita Group Ltd.	27,685	47
*,^	Perseus Mining Ltd.	207,674	46
^	RCG Corp. Ltd.	73,467	46
*,^	Karoon Gas Australia Ltd.	40,339	45
^	iSentia Group Ltd.	40,814	44
	OFX Group Ltd.	39,620	43
*,^	Beadell Resources Ltd.	223,979	38
*	RCR Tomlinson Ltd.	18,116	38
*	Cardno Ltd.	35,086	35
	Tox Free Solutions Ltd.	20,484	34
*	AWE Ltd.	93,461	32
	Virtus Health Ltd.	7,125	31
	CSG Ltd.	85,730	31
*,^	Lynas Corp. Ltd.	437,604	30
	Cedar Woods Properties Ltd.	7,313	29
	NZME Ltd.	47,055	29
*	Mount Gibson Iron Ltd.	105,993	29
	Cabcharge Australia Ltd.	13,013	26
	Reject Shop Ltd.	6,933	22
	ERM Power Ltd.	23,151	21
	Ainsworth Game Technology Ltd.	14,747	21
	SMS Management & Technology Ltd.	14,483	17
	Thorn Group Ltd.	17,486	17
*,^	Paladin Energy Ltd.	153,176	12
*	Billabong International Ltd.	14,358	12
*	Arrium Ltd.	450,831	7
*	MMA Offshore Ltd.	40,368	7
	Cash Converters International Ltd.	29,337	6
*	Ten Network Holdings Ltd.	27,323	6
*	Slater & Gordon Ltd.	55,852	4
	Decmil Group Ltd.	5,745	3
*	DSHE Holdings Ltd.	14,824	—

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Jacana Minerals Ltd.	5,347	—
			263,041
Austria (0.1%)
	Erste Group Bank AG	76,952	2,755
	OMV AG	30,168	1,390
	voestalpine AG	24,646	1,027
	ANDRITZ AG	15,063	832
*	Raiffeisen Bank International AG	29,740	678
	Wienerberger AG	24,199	567
	BUWOG AG	19,404	524
	IMMOFINANZ AG	198,741	413
*	Lenzing AG	2,200	410
	CA Immobilien Anlagen AG	16,756	367
*	Oesterreichische Post AG	7,276	309
	Palfinger AG	6,822	278
*	Verbund AG	13,384	222
	S IMMO AG	16,526	216
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,914	205
	Mayr Melnhof Karton AG	1,666	202
	Telekom Austria AG Class A	27,541	193
	Schoeller-Bleckmann Oilfield Equipment AG	2,289	160
	RHI AG	5,314	155
	UNIQA Insurance Group AG	17,732	148
	Zumtobel Group AG	6,626	138
*	Flughafen Wien AG	3,428	124
	Strabag SE	2,677	110
	Kapsch TrafficCom AG	2,165	106
	EVN AG	7,792	103
	DO & CO AG	1,150	78
*	Porr AG	2,073	74
	Semperit AG Holding	2,008	54
			11,838
Belgium (0.4%)
	Anheuser-Busch InBev SA/NV	182,813	20,616
	KBC Group NV	69,395	5,015
*	UCB SA	38,261	2,986
	Solvay SA Class A	14,968	1,904
	Ageas	43,581	1,784
^	Groupe Bruxelles Lambert SA	16,961	1,627
	Umicore SA	20,179	1,182
^	Proximus SADP	29,243	894
	Ackermans & van Haaren NV	5,274	863
	Befimmo SA	12,632	737
	Colruyt SA	13,994	719
*	Telenet Group Holding NV	10,656	647
	Ontex Group NV	16,380	547
	Cofinimmo SA	4,202	509
	bpost SA	20,298	486
	Sofina SA	3,211	461
	Melexis NV	4,369	364
*	KBC Ancora	7,611	362
	Bekaert SA	6,885	347
*	Warehouses De Pauw CVA	3,476	333
	Elia System Operator SA/NV	5,524	293
	D'ieteren SA/NV	5,632	275
	Aedifica SA	3,227	254
	Euronav NV	31,591	251
	Cie d'Entreprises CFE	1,711	249
	Kinepolis Group NV	3,966	229
	Ion Beam Applications	3,801	226
	Gimv NV	3,672	224
*	Tessenderlo Chemie NV (Voting Shares)	4,912	202
*	AGFA-Gevaert NV	35,336	179
	Econocom Group SA/NV	10,761	173

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Barco NV	1,594	157
	Van de Velde NV	2,344	129
*,^	Nyrstar (Voting Shares)	22,019	125
	EVS Broadcast Equipment SA	2,319	93
*	Orange Belgium SA	4,121	86
*	Wereldhave Belgium NV	434	47
			45,575
Brazil (0.8%)
	Itau Unibanco Holding SA Preference Shares	522,018	6,457
	Banco Bradesco SA ADR	417,460	4,404
*	Petroleo Brasileiro SA Preference Shares	837,992	3,688
	Ambev SA ADR	618,348	3,543
	Banco Bradesco SA Preference Shares	275,324	2,898
	Itau Unibanco Holding SA ADR	232,775	2,863
	Ambev SA	483,737	2,783
	Itausa - Investimentos Itau SA Preference Shares	853,167	2,658
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	443,350	2,655
	Vale SA Class B ADR	263,664	2,262
*	Petroleo Brasileiro SA	498,946	2,257
	Cielo SA	279,088	2,119
	BRF SA	161,424	2,024
	Banco do Brasil SA	190,793	1,975
	Ultrapar Participacoes SA	84,048	1,865
*	Petroleo Brasileiro SA ADR	200,078	1,803
	Vale SA Preference Shares	208,166	1,722
	Vale SA Class B Pfd. ADR	205,939	1,691
	Kroton Educacional SA	338,136	1,593
	Lojas Renner SA	149,400	1,392
	Telefonica Brasil SA Preference Shares	91,264	1,360
	BB Seguridade Participacoes SA	135,439	1,275
	CCR SA	225,844	1,259
	Banco Bradesco SA	119,297	1,223
	Raia Drogasil SA	55,000	1,169
	Lojas Americanas SA Preference Shares	177,158	940
	Banco Santander Brasil SA	103,200	892
*	Cia de Saneamento Basico do Estado de Sao Paulo	89,900	829
	Equatorial Energia SA	43,500	788
	Hypermarcas SA	80,212	760
	Vale SA	83,100	719
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	31,421	710
	WEG SA	119,822	668
*	Rumo SA	234,083	644
	JBS SA	194,498	629
	Klabin SA	116,000	577
	Embraer SA ADR	29,863	573
*	BR Malls Participacoes SA	128,830	570
	CPFL Energia SA	66,429	544
*	Petroleo Brasileiro SA ADR Type A	62,055	542
*	Fibria Celulose SA	50,200	465
	Engie Brasil Energia SA	43,100	462
*	Centrais Eletricas Brasileiras SA Preference Shares	63,600	459
	M Dias Branco SA	29,700	456
*	TIM Participacoes SA	140,600	455
	Localiza Rent a Car SA	29,800	444
	BTG Pactual Group	71,092	416
	Gerdau SA Preference Shares	122,900	379
	Qualicorp SA	52,300	372
	Multiplan Empreendimentos Imobiliarios SA	17,407	371
	Cia Energetica de Minas Gerais Preference Shares	132,600	371
*	Centrais Eletricas Brasileiras SA	64,400	366
	Natura Cosmeticos SA	36,800	351
	Braskem SA Preference Shares	30,780	331
	Sul America SA	62,244	329
	Estacio Participacoes SA	54,600	307

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bradespar SA Preference Shares	47,700	298
	Transmissora Alianca de Energia Eletrica SA	39,227	284
	Cosan SA Industria e Comercio	23,900	279
	EDP - Energias do Brasil SA	65,567	277
	Smiles SA	12,600	274
	Fleury SA	16,400	271
	Cia Hering	38,400	266
	MRV Engenharia e Participacoes SA	52,900	266
	Cia Energetica de Sao Paulo Preference Shares	46,585	266
	Embraer SA	53,400	258
	TOTVS SA	28,800	252
	Gerdau SA ADR	82,126	251
*	Suzano Papel e Celulose SA Preference Shares Class A	58,834	249
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	55,598	231
*	Iguatemi Empresa de Shopping Centers SA	21,200	222
*	TIM Participacoes SA ADR	13,500	218
*	Cia Siderurgica Nacional SA ADR	89,670	216
*	Cia Siderurgica Nacional SA	86,800	212
	Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	209
	CVC Brasil Operadora e Agencia de Viagens SA	21,400	209
	Porto Seguro SA	22,872	207
*	Metalurgica Gerdau SA Preference Shares Class A	140,100	203
	Sao Martinho SA	35,700	200
	Multiplus SA	16,200	200
	AES Tiete Energia SA	46,361	197
	Odontoprev SA	51,300	185
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	9,077	177
*	Marfrig Global Foods SA	77,700	177
	Cia de Saneamento do Parana Preference Shares	53,400	173
	Duratex SA	60,585	170
	EcoRodovias Infraestrutura e Logistica SA	56,200	167
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	34,808	165
	Linx SA	29,400	164
	FPC Par Corretora de Seguros SA	27,200	162
	Aliansce Shopping Centers SA	34,069	162
*	Cia Paranaense de Energia Preference Shares	17,400	160
	Arezzo Industria e Comercio SA	14,200	151
	Ez Tec Empreendimentos e Participacoes SA	21,859	140
	Cia de Saneamento de Minas Gerais-COPASA	12,189	138
	Even Construtora e Incorporadora SA	98,300	138
*	Light SA	18,373	127
	Via Varejo SA	33,500	126
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	124
*	B2W Cia Digital Common Shares	29,420	124
	Alpargatas SA Preference Shares	28,989	122
	Grendene SA	15,600	121
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,853	119
*	Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	118
	Lojas Americanas SA	27,029	117
	Iochpe Maxion SA	21,624	114
*	Alupar Investimento SA	18,958	113
	Tupy SA	23,300	112
*	Minerva SA	34,300	109
*	QGEP Participacoes SA	52,800	106
*	Randon Participacoes SA Preference Shares	71,064	105
	Cia Energetica de Minas Gerais	35,922	105
*	BR Properties SA	32,400	96
	Direcional Engenharia SA	49,300	95
	Marcopolo SA Preference Shares	114,295	86
	SLC Agricola SA	13,300	82
*	Marisa Lojas SA	30,150	79
	Mahle-Metal Leve SA	12,100	77
*	Cia Paranaense de Energia	10,000	74
*	GAEC Educacao SA	17,164	73

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
2	Ser Educacional SA	8,400	65
	Guararapes Confeccoes SA	2,000	56
*	Gafisa SA	9,686	56
	Dimed SA Distribuidora da Medicamentos	300	55
	Cia Energetica de Minas Gerais ADR	19,000	52
*	Itausa - Investimentos Itau SA	14,666	46
*	Cia Energetica do Ceara Preference Shares	2,819	42
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,661	40
*	B2W Cia Digital	9,449	39
*	Sonae Sierra Brasil SA	5,200	36
*	Magnesita Refratarios SA	3,660	31
*	Construtora Tenda SA	9,686	27
*	Santos Brasil Participacoes SA	35,000	26
*	JSL SA	9,200	20
*	Iochpe Maxion SA Warrants Exp. 4/01/2019	494	—
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights to Expire 5/26/2017	56	—
			87,216
Canada (3.1%)
	Royal Bank of Canada	336,963	23,073
	Toronto-Dominion Bank	423,313	19,918
	Enbridge Inc.	377,545	15,649
	Bank of Nova Scotia	270,314	15,026
	Suncor Energy Inc.	390,638	12,242
	Canadian National Railway Co.	157,060	11,353
^	Bank of Montreal	142,610	10,098
	TransCanada Corp.	200,351	9,302
	Canadian Natural Resources Ltd.	262,325	8,356
	Manulife Financial Corp.	456,303	8,003
	Brookfield Asset Management Inc. Class A	205,768	7,606
	Canadian Imperial Bank of Commerce	93,552	7,556
	Canadian Pacific Railway Ltd.	35,962	5,510
	Sun Life Financial Inc.	144,288	5,096
	Barrick Gold Corp.	270,312	4,519
	Rogers Communications Inc. Class B	94,313	4,324
	Alimentation Couche-Tard Inc. Class B	91,561	4,211
	Magna International Inc.	92,423	3,861
	National Bank of Canada	99,333	3,860
	Pembina Pipeline Corp.	114,162	3,638
	Thomson Reuters Corp.	77,822	3,536
	Potash Corp. of Saskatchewan Inc.	206,313	3,479
	Restaurant Brands International Inc.	61,003	3,424
	Loblaw Cos. Ltd.	60,825	3,414
*	CGI Group Inc. Class A	69,100	3,335
	Agrium Inc.	34,649	3,252
	Fortis Inc.	97,670	3,178
	Franco-Nevada Corp.	46,600	3,169
	BCE Inc.	66,495	3,027
	Goldcorp Inc.	213,538	2,975
	Agnico Eagle Mines Ltd.	57,000	2,725
	Encana Corp.	244,618	2,618
	Fairfax Financial Holdings Ltd.	5,611	2,565
	Cenovus Energy Inc.	252,165	2,514
	Teck Resources Ltd. Class B	114,598	2,378
	Silver Wheaton Corp.	109,681	2,189
	Dollarama Inc.	22,900	2,005
	Open Text Corp.	57,400	1,990
	Intact Financial Corp.	28,700	1,966
	Shaw Communications Inc. Class B	91,220	1,934
	Waste Connections Inc.	19,912	1,832
	Canadian Tire Corp. Ltd. Class A	14,642	1,787
	Constellation Software Inc.	3,900	1,784
	Saputo Inc.	54,000	1,775
	Power Corp. of Canada	75,990	1,761
	Inter Pipeline Ltd.	85,600	1,744

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Great-West Lifeco Inc.	63,500	1,708
	Metro Inc.	49,350	1,691
	CCL Industries Inc. Class B	7,300	1,690
	Imperial Oil Ltd.	57,490	1,672
	First Quantum Minerals Ltd.	154,023	1,468
	TELUS Corp.	42,100	1,401
	Gildan Activewear Inc.	49,600	1,391
	RioCan REIT	71,200	1,353
	Onex Corp.	18,200	1,313
	Power Financial Corp.	51,160	1,300
	SNC-Lavalin Group Inc.	31,900	1,283
	Crescent Point Energy Corp.	128,100	1,268
	Keyera Corp.	42,396	1,173
	Canadian Utilities Ltd. Class A	40,376	1,164
*	Tourmaline Oil Corp.	54,282	1,067
	H&R REIT	62,203	1,055
*	Seven Generations Energy Ltd. Class A	58,831	1,042
^	PrairieSky Royalty Ltd.	46,582	1,015
*	BlackBerry Ltd.	107,772	1,007
	Methanex Corp.	21,600	993
^	ARC Resources Ltd.	74,300	975
	Industrial Alliance Insurance & Financial Services Inc.	23,100	975
^	Vermilion Energy Inc.	27,300	961
	George Weston Ltd.	10,600	952
*	Kinross Gold Corp.	270,849	942
	CI Financial Corp.	46,100	902
	CAE Inc.	56,600	865
	Cameco Corp.	89,036	854
	Element Fleet Management Corp.	95,000	834
	WSP Global Inc.	22,603	823
	AltaGas Ltd.	36,473	817
	Lundin Mining Corp.	147,384	786
	Algonquin Power & Utilities Corp.	80,585	763
*	Husky Energy Inc.	63,899	738
	Veresen Inc.	65,577	732
^	Canadian Apartment Properties REIT	28,300	702
	Finning International Inc.	35,200	669
	IGM Financial Inc.	22,100	664
*	Valeant Pharmaceuticals International Inc.	71,008	658
	Quebecor Inc. Class B	20,800	635
2	Hydro One Ltd.	35,800	630
	Atco Ltd.	17,100	622
	Canadian REIT	16,900	611
^	Cineplex Inc.	15,500	610
	Ritchie Bros Auctioneers Inc.	18,500	607
^	Northland Power Inc.	34,152	604
	Stantec Inc.	23,200	595
	Fortis Inc. (New York Shares)	18,177	591
	Eldorado Gold Corp.	154,905	566
	Empire Co. Ltd.	36,400	561
*	B2Gold Corp.	220,193	553
	West Fraser Timber Co. Ltd.	12,300	553
	Smart REIT	23,100	548
	Yamana Gold Inc.	203,140	546
^	Peyto Exploration & Development Corp.	30,000	546
	Laurentian Bank of Canada	13,015	532
^	Whitecap Resources Inc.	74,459	527
	Tahoe Resources Inc.	64,981	527
	Allied Properties REIT	19,492	523
	Toromont Industries Ltd.	14,600	519
^	Enbridge Income Fund Holdings Inc.	20,600	506
	Pan American Silver Corp.	29,624	497
	ShawCor Ltd.	19,700	494
*	Bombardier Inc. Class B	316,028	489

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	FirstService Corp.	7,621	474
	Chartwell Retirement Residences	41,600	474
*	Ivanhoe Mines Ltd.	134,200	471
*	Detour Gold Corp.	36,900	466
	Gibson Energy Inc.	33,958	460
*	Turquoise Hill Resources Ltd.	167,109	455
	TMX Group Ltd.	7,864	444
*	IMAX Corp.	14,500	442
	Parkland Fuel Corp.	20,240	440
	Linamar Corp.	10,300	438
	Alamos Gold Inc. Class A	61,100	437
*,^	Amaya Inc.	23,975	426
^	Canadian Western Bank	21,600	425
	OceanaGold Corp.	129,808	423
	TFI International Inc.	19,330	421
^	DH Corp.	22,409	417
	Emera Inc.	11,700	405
*	IAMGOLD Corp.	97,994	405
	Maple Leaf Foods Inc.	16,100	403
	Cominar REIT	38,640	401
	Enerplus Corp.	54,870	396
*	Celestica Inc.	27,401	390
	Colliers International Group Inc.	7,876	386
	Cott Corp.	29,036	382
*	Parex Resources Inc.	30,643	381
	New Flyer Industries Inc.	10,200	380
*	Descartes Systems Group Inc.	16,100	372
	MacDonald Dettwiler & Associates Ltd.	7,500	370
*	New Gold Inc.	130,253	369
	Premium Brands Holdings Corp.	5,800	363
	Capital Power Corp.	19,717	359
	Artis REIT	35,500	353
	Granite REIT	9,700	348
^	Superior Plus Corp.	34,753	333
	Enercare Inc.	20,700	329
	TransAlta Corp.	63,460	325
	Dream Office REIT	21,700	309
	Hudbay Minerals Inc.	51,265	306
*	Pretium Resources Inc.	30,829	306
	Canadian Energy Services & Technology Corp.	64,600	305
	First Capital Realty Inc.	19,500	283
	Norbord Inc.	8,972	278
	Stella-Jones Inc.	8,700	276
*	Torex Gold Resources Inc.	16,258	275
	Transcontinental Inc. Class A	15,200	271
*	Endeavour Mining Corp.	16,300	269
^	Boardwalk REIT	7,900	267
*	Raging River Exploration Inc.	45,300	264
*,^	First Majestic Silver Corp.	32,500	264
	Secure Energy Services Inc.	40,536	264
	Enerflex Ltd.	18,505	261
*	Precision Drilling Corp.	63,900	254
*	Silver Standard Resources Inc.	24,294	251
*	Canfor Corp.	16,500	248
	Osisko Gold Royalties Ltd.	23,247	248
	Winpak Ltd.	5,700	244
	Russel Metals Inc.	12,700	244
	Centerra Gold Inc.	45,552	235
	Corus Entertainment Inc. Class B	23,929	235
	Bank of Montreal (New York Shares)	3,309	234
	Birchcliff Energy Ltd.	45,120	232
*	Advantage Oil & Gas Ltd.	36,600	230
	Innergex Renewable Energy Inc.	22,500	230
*	Bombardier Inc. Class A	142,220	229

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	North West Co. Inc.	9,700	229
	Westshore Terminals Investment Corp.	12,900	226
*	Sierra Wireless Inc.	8,900	225
	Dominion Diamond Corp.	18,500	225
^	Hudson's Bay Co.	24,400	223
	Pason Systems Inc.	14,800	220
	Mullen Group Ltd.	19,931	219
	ECN Capital Corp.	79,300	216
*	MEG Energy Corp.	47,619	216
	Jean Coutu Group PJC Inc. Class A	13,100	214
	Just Energy Group Inc.	34,800	213
	Aimia Inc.	31,700	212
*	NovaGold Resources Inc.	48,100	199
^	TransAlta Renewables Inc.	17,400	199
^	Genworth MI Canada Inc.	7,900	196
	Enghouse Systems Ltd.	4,200	184
*,^	ProMetic Life Sciences Inc.	114,000	180
	Barrick Gold Corp. (New York Shares)	9,826	164
	Cascades Inc.	13,600	164
	Cogeco Communications Inc.	2,800	160
*	Penn West Petroleum Ltd.	105,500	158
^	Northview Apartment REIT	9,263	154
*	Kelt Exploration Ltd.	31,251	154
*	Great Canadian Gaming Corp.	8,500	152
	Aecon Group Inc.	12,700	151
	Dorel Industries Inc. Class B	6,200	149
^	Ensign Energy Services Inc.	26,400	147
*	SEMAFO Inc.	63,200	145
*	ATS Automation Tooling Systems Inc.	15,000	143
^	TORC Oil & Gas Ltd.	32,814	143
*	NuVista Energy Ltd.	31,673	143
*	Air Canada Class B	14,800	141
*,^	Baytex Energy Corp.	46,309	140
^	Extendicare Inc.	19,100	140
*	Gran Tierra Energy Inc. (Toronto Shares)	54,634	138
	Nevsun Resources Ltd.	60,900	135
*,^	Pengrowth Energy Corp.	127,200	122
	Martinrea International Inc.	15,500	118
*	Paramount Resources Ltd. Class A	9,000	115
*	Crew Energy Inc.	36,800	111
	Morguard REIT	9,540	107
*,^	Athabasca Oil Corp.	90,600	92
^	Home Capital Group Inc. Class B	15,000	88
	AutoCanada Inc.	5,078	87
^	First National Financial Corp.	4,600	78
	Bonterra Energy Corp.	5,400	77
*	China Gold International Resources Corp. Ltd.	46,000	68
*	Alacer Gold Corp.	36,900	58
*	Gran Tierra Energy Inc.	22,700	57
*	InterOil Corp. CVR 12/31/49	9,100	36
	Sprott Inc.	18,900	33
*	Osisko Gold Royalties Warrants Expire 2/26/2019	620	1
			334,755
Chile (0.1%)
*	Latam Airlines Group SA	77,441	977
	Empresas COPEC SA	78,519	878
	SACI Falabella	109,383	875
	Empresas CMPC SA	314,713	734
	Enel Americas SA	3,615,501	715
	Cencosud SA	246,307	702
	Banco de Chile	5,597,410	675
	Sociedad Quimica y Minera de Chile SA ADR	17,980	639
	Banco de Credito e Inversiones	11,333	629
	Enel Americas SA ADR	61,597	610

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Empresa Nacional de Telecomunicaciones SA	39,628	476
*	Banco Santander Chile ADR	18,759	443
	Enel Generacion Chile SA ADR	19,169	440
	Colbun SA	1,909,817	423
	Cia Cervecerias Unidas SA	32,696	421
	Aguas Andinas SA Class A	693,062	392
*	Banco Santander Chile	5,672,801	336
	Itau CorpBanca	35,582,534	324
	Parque Arauco SA	120,781	316
	Enel Chile SA	2,285,781	252
	Embotelladora Andina SA Preference Shares	60,078	250
	Engie Energia Chile SA	127,686	234
	AES Gener SA	580,667	221
	Vina Concha y Toro SA	121,838	197
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	180
	SONDA SA	103,961	177
	Ripley Corp. SA	238,372	173
	Inversiones Aguas Metropolitanas SA	94,249	149
*	CAP SA	14,259	149
	Forus SA	34,712	139
	Inversiones La Construccion SA	9,475	131
	Enel Generacion Chile SA	167,940	129
*	Cia Sud Americana de Vapores SA	3,186,583	125
			13,511
China (2.2%)
	Tencent Holdings Ltd.	1,281,556	40,155
	China Construction Bank Corp.	21,737,206	17,643
	China Mobile Ltd.	1,279,361	13,621
	Industrial & Commercial Bank of China Ltd.	17,104,245	11,150
	Bank of China Ltd.	18,654,800	9,024
	Ping An Insurance Group Co. of China Ltd.	1,290,502	7,256
	China Life Insurance Co. Ltd. Class H	1,882,000	5,726
	China Petroleum & Chemical Corp.	6,921,603	5,621
	CNOOC Ltd.	4,351,392	5,076
	PetroChina Co. Ltd.	5,518,000	3,877
	China Overseas Land & Investment Ltd.	1,188,480	3,447
	Agricultural Bank of China Ltd.	5,581,500	2,573
	China Pacific Insurance Group Co. Ltd.	588,600	2,172
	China Merchants Bank Co. Ltd.	833,772	2,160
	China Resources Land Ltd.	683,909	1,895
	China Shenhua Energy Co. Ltd.	813,000	1,892
	China Telecom Corp. Ltd.	3,566,034	1,739
	China Unicom Hong Kong Ltd.	1,305,574	1,689
	PICC Property & Casualty Co. Ltd.	978,887	1,574
	CITIC Ltd.	1,083,000	1,570
	Geely Automobile Holdings Ltd.	1,070,000	1,442
	Country Garden Holdings Co. Ltd.	1,508,230	1,434
	China Minsheng Banking Corp. Ltd.	1,427,760	1,405
	China Communications Construction Co. Ltd.	1,005,875	1,381
	Bank of Communications Co. Ltd.	1,786,058	1,373
	CSPC Pharmaceutical Group Ltd.	908,000	1,259
	Haitong Securities Co. Ltd.	746,339	1,231
	Sunny Optical Technology Group Co. Ltd.	148,000	1,216
	China CITIC Bank Corp. Ltd.	1,892,525	1,198
	Hengan International Group Co. Ltd.	156,730	1,171
	Brilliance China Automotive Holdings Ltd.	646,000	1,082
	Guangdong Investment Ltd.	688,000	1,064
	CITIC Securities Co. Ltd.	501,500	1,051
2	China Galaxy Securities Co. Ltd.	1,100,500	1,003
	Belle International Holdings Ltd.	1,470,000	996
	Sinopharm Group Co. Ltd.	221,200	991
	Lenovo Group Ltd.	1,450,000	927
*,^	China Evergrande Group	864,000	922
	Anhui Conch Cement Co. Ltd.	261,500	914

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	China Taiping Insurance Holdings Co. Ltd.	344,859	859
	CRRC Corp. Ltd.	879,800	857
	ENN Energy Holdings Ltd.	157,518	854
^	BYD Co. Ltd.	144,460	851
	New China Life Insurance Co. Ltd.	172,001	850
*	Future Land Holdings Co. Ltd. Class A	365,318	826
*	China Resources Beer Holdings Co. Ltd.	338,681	814
	China Cinda Asset Management Co. Ltd.	2,087,000	793
	Shenzhou International Group Holdings Ltd.	117,991	776
	Fosun International Ltd.	508,964	770
	Sino Biopharmaceutical Ltd.	926,000	761
	Guangzhou Automobile Group Co. Ltd.	483,857	752
	China Resources Power Holdings Co. Ltd.	411,400	741
2	People's Insurance Co. Group of China Ltd.	1,793,000	739
	China Everbright International Ltd.	545,000	736
	China Vanke Co. Ltd.	288,704	732
	China Merchants Port Holdings Co. Ltd.	256,000	731
	Great Wall Motor Co. Ltd.	671,058	727
	Haier Electronics Group Co. Ltd.	311,000	721
	China Railway Group Ltd.	829,000	701
2	Huatai Securities Co. Ltd.	357,764	693
	GF Securities Co. Ltd.	327,400	677
	China State Construction International Holdings Ltd.	372,000	674
	China Conch Venture Holdings Ltd.	338,498	674
	Dongfeng Motor Group Co. Ltd.	640,000	672
	Beijing Enterprises Water Group Ltd.	868,000	664
2	CGN Power Co. Ltd.	2,186,832	660
	Huaneng Power International Inc.	892,000	615
	TravelSky Technology Ltd.	225,000	592
^	Fullshare Holdings Ltd.	1,787,500	583
*,2	Postal Savings Bank of China Co. Ltd.	896,000	582
	Beijing Enterprises Holdings Ltd.	118,000	576
	ANTA Sports Products Ltd.	203,000	570
*,2	China Huarong Asset Management Co. Ltd.	1,349,000	568
	China Resources Gas Group Ltd.	168,000	566
	Longfor Properties Co. Ltd.	320,000	554
	China Longyuan Power Group Corp. Ltd.	719,000	553
	China Railway Construction Corp. Ltd.	394,126	550
	China Gas Holdings Ltd.	344,000	539
	Zhuzhou CRRC Times Electric Co. Ltd.	104,709	538
	Kunlun Energy Co. Ltd.	584,000	527
	Kingboard Chemical Holdings Ltd.	141,500	510
	Sunac China Holdings Ltd.	385,000	501
	China National Building Material Co. Ltd.	752,000	500
	Beijing Capital International Airport Co. Ltd.	354,000	499
	China Medical System Holdings Ltd.	286,000	494
	Kingsoft Corp. Ltd.	165,000	470
	Zhejiang Expressway Co. Ltd.	370,000	460
	Chongqing Changan Automobile Co. Ltd. Class B	343,462	455
	Zijin Mining Group Co. Ltd.	1,245,301	442
	Far East Horizon Ltd.	452,000	416
	COSCO SHIPPING Ports Ltd.	378,000	414
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	413
*	Alibaba Pictures Group Ltd.	2,550,000	413
	Shimao Property Holdings Ltd.	256,500	412
	Sihuan Pharmaceutical Holdings Group Ltd.	910,000	404
*	Aluminum Corp. of China Ltd.	817,331	402
	China Everbright Ltd.	174,000	397
	Tsingtao Brewery Co. Ltd.	88,322	397
2	Fuyao Glass Industry Group Co. Ltd.	111,200	393
	Chongqing Rural Commercial Bank Co. Ltd.	566,000	389
	Shanghai Pharmaceuticals Holding Co. Ltd.	145,900	386
	Yanzhou Coal Mining Co. Ltd.	446,000	386
	Jiangxi Copper Co. Ltd.	247,000	385

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
2	Sinopec Engineering Group Co. Ltd.	389,635	381
	Intime Retail Group Co. Ltd.	299,500	379
	China Oilfield Services Ltd.	406,000	374
	Air China Ltd.	422,000	373
	Jiangsu Expressway Co. Ltd.	250,000	369
	China Jinmao Holdings Group Ltd.	1,140,000	369
	GOME Electrical Appliances Holding Ltd.	2,652,720	361
	Nine Dragons Paper Holdings Ltd.	329,000	355
*	GCL-Poly Energy Holdings Ltd.	2,872,800	347
	China Everbright Bank Co. Ltd.	729,000	342
	Guangzhou R&F Properties Co. Ltd.	201,400	339
	AviChina Industry & Technology Co. Ltd.	508,000	339
*	Shanghai Electric Group Co. Ltd.	690,000	325
	Weichai Power Co. Ltd.	199,200	323
	China Reinsurance Group Corp.	1,403,000	323
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	200,586	320
	Kingboard Laminates Holdings Ltd.	265,358	320
	ZTE Corp.	159,614	307
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	81,500	307
2	BAIC Motor Corp. Ltd.	316,400	304
	China Communications Services Corp. Ltd.	534,000	304
	Huaneng Renewables Corp. Ltd.	858,000	299
	Haitian International Holdings Ltd.	120,000	294
	BYD Electronic International Co. Ltd.	191,000	292
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	291
	Shenzhen International Holdings Ltd.	173,500	291
	Metallurgical Corp. of China Ltd.	786,000	290
	Sino-Ocean Group Holding Ltd.	593,500	290
	Shenzhen Investment Ltd.	627,953	285
	China Power International Development Ltd.	761,000	283
2	Legend Holdings Corp.	95,000	283
*	China Coal Energy Co. Ltd.	581,000	282
	Luye Pharma Group Ltd.	458,000	277
*,2	China International Capital Corp. Ltd.	184,800	273
	China Molybdenum Co. Ltd.	861,000	262
	China Traditional Chinese Medicine Holdings Co. Ltd.	444,000	260
	Shanghai Industrial Holdings Ltd.	82,000	259
	Agile Group Holdings Ltd.	285,500	255
	China Southern Airlines Co. Ltd.	382,000	254
	SOHO China Ltd.	464,500	253
	Lee & Man Paper Manufacturing Ltd.	322,000	252
^	BBMG Corp.	471,000	252
2	Dali Foods Group Co. Ltd.	425,000	251
	Bank of Chongqing Co. Ltd.	295,500	246
*	Alibaba Health Information Technology Ltd.	622,000	242
*,^	COSCO SHIPPING Holdings Co. Ltd.	545,500	238
2	China Railway Signal & Communication Corp. Ltd.	301,500	235
	Inner Mongolia Yitai Coal Co. Ltd. Class B	217,804	234
	Skyworth Digital Holdings Ltd.	402,000	233
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	229
*	Li Ning Co. Ltd.	343,249	226
	Tong Ren Tang Technologies Co. Ltd.	134,000	225
	China Resources Cement Holdings Ltd.	412,000	225
^	China Hongqiao Group Ltd.	242,500	220
	China International Marine Containers Group Co. Ltd.	125,500	216
*,^	China Shanshui Cement Group Ltd.	267,000	216
*	Chinasoft International Ltd.	356,000	214
*	China Agri-Industries Holdings Ltd.	431,800	214
	Zhaojin Mining Industry Co. Ltd.	234,000	205
	China Zhongwang Holdings Ltd.	442,800	201
	CIFI Holdings Group Co. Ltd.	548,000	198
	China Water Affairs Group Ltd.	296,000	198
*	Digital China Holdings Ltd.	238,000	196
	Zhongsheng Group Holdings Ltd.	134,000	189

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	KWG Property Holding Ltd.	244,000	184
*,2	Orient Securities Co. Ltd.	186,000	181
	Yuexiu Property Co. Ltd.	1,063,207	180
	Fufeng Group Ltd.	264,000	179
*	Biostime International Holdings Ltd.	55,000	178
	Logan Property Holdings Co. Ltd.	306,000	175
*,^,2	Cogobuy Group	121,000	174
2	Fu Shou Yuan International Group Ltd.	272,000	173
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	173
*,^	CAR Inc.	183,117	173
*	COSCO SHIPPING Development Co. Ltd.	793,000	172
	Sinotrans Ltd.	382,000	172
2	Red Star Macalline Group Corp. Ltd.	156,796	168
	Powerlong Real Estate Holdings Ltd.	356,000	167
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	167
	Wuxi Little Swan Co. Ltd. Class B	40,175	165
	China BlueChemical Ltd.	556,000	159
	Lonking Holdings Ltd.	563,000	157
	China National Materials Co. Ltd.	446,000	156
*,^	China Resources Phoenix Healthcare Holdings Co. Ltd.	120,090	154
	Lao Feng Xiang Co. Ltd. Class B	41,600	153
	Shanghai Haixin Group Co. Class B	210,800	152
*	Greentown China Holdings Ltd.	157,879	152
	China Machinery Engineering Corp.	200,000	149
*,^	Landing International Development Ltd.	17,485,000	148
	Golden Eagle Retail Group Ltd.	97,000	148
*	Poly Property Group Co. Ltd.	360,000	147
	Shandong Chenming Paper Holdings Ltd.	127,500	147
*	Angang Steel Co. Ltd.	216,000	145
	Datang International Power Generation Co. Ltd.	478,000	142
*	Kingdee International Software Group Co. Ltd.	332,000	140
	COSCO SHIPPING Energy Transportation Co. Ltd.	256,000	140
	China Lesso Group Holdings Ltd.	175,000	139
	China Eastern Airlines Corp. Ltd.	264,000	138
	Hopson Development Holdings Ltd.	144,000	137
	Central China Securities Co. Ltd.	256,988	136
	China Dongxiang Group Co. Ltd.	701,000	133
*	Hi Sun Technology China Ltd.	792,000	133
*	China Oil & Gas Group Ltd.	1,812,000	133
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	132
	Guangshen Railway Co. Ltd.	242,000	131
*	Skyway Securities Group Ltd.	2,520,000	129
	NetDragon Websoft Holdings Ltd.	43,500	126
^	China Maple Leaf Educational Systems Ltd.	144,000	126
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	125
	China National Accord Medicines Corp. Ltd. Class B	20,760	125
^	Tibet Water Resources Ltd.	300,000	125
*,^	Carnival Group International Holdings Ltd.	1,209,992	124
	Huadian Fuxin Energy Corp. Ltd.	538,000	124
^	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	124
*	Maanshan Iron & Steel Co. Ltd.	366,000	124
*	China Water Industry Group Ltd.	544,000	123
	BOE Technology Group Co. Ltd. Class B	288,800	119
	C C Land Holdings Ltd.	453,000	116
	Concord New Energy Group Ltd.	2,440,000	116
	SSY Group Ltd.	298,336	114
	Yuzhou Properties Co. Ltd.	250,000	114
	Greatview Aseptic Packaging Co. Ltd.	219,000	113
	Huadian Power International Corp. Ltd.	266,000	112
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	112
2	Hua Hong Semiconductor Ltd.	78,000	111
	Xingda International Holdings Ltd.	269,000	108
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	108
	Shenzhen Expressway Co. Ltd.	118,000	107

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	106
*	North Mining Shares Co. Ltd.	5,110,000	105
*	Launch Tech Co. Ltd.	73,500	104
*,2	Haichang Ocean Park Holdings Ltd.	484,000	104
	Sinopec Kantons Holdings Ltd.	202,000	103
	Future Land Development Holdings Ltd.	348,000	103
	Jiangling Motors Corp. Ltd. Class B	48,400	103
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	101
	Shandong Airlines Co. Ltd. Class B	49,300	98
*	Lifetech Scientific Corp.	379,998	98
	Texhong Textile Group Ltd.	79,500	96
*	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	968,000	96
	China ZhengTong Auto Services Holdings Ltd.	171,000	94
^	China South City Holdings Ltd.	480,000	94
	Dazhong Transportation Group Co. Ltd. Class B	137,250	94
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	94
	Tianneng Power International Ltd.	106,000	93
	Livzon Pharmaceutical Group Inc.	14,690	93
	CSG Holding Co. Ltd. Class B	129,105	92
	Anhui Expressway Co. Ltd.	116,000	92
*,2	Ozner Water International Holding Ltd.	366,000	92
	Sinotruk Hong Kong Ltd.	130,500	91
*,2	Qingdao Port International Co. Ltd.	169,000	90
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	90
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	89
	Sinofert Holdings Ltd.	668,000	89
*	Greenland Hong Kong Holdings Ltd.	275,000	89
	Yuexiu Transport Infrastructure Ltd.	114,000	88
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	87
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	86
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	86
*	China Overseas Grand Oceans Group Ltd.	165,000	85
	Weifu High-Technology Group Co. Ltd. Class B	34,600	84
	China SCE Property Holdings Ltd.	222,000	84
*,2	Everbright Securities Co. Ltd.	55,000	81
*	West China Cement Ltd.	530,000	80
	Sinosoft Technology Group Ltd.	252,000	80
	INESA Intelligent Tech Inc. Class B	103,700	79
	Tianjin Port Development Holdings Ltd.	450,000	79
^	CT Environmental Group Ltd.	424,000	79
	Vinda International Holdings Ltd.	38,599	78
	Shandong Chenming Paper Holdings Ltd. Class B	67,400	77
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	77
*,^,2	Tian Ge Interactive Holdings Ltd.	105,000	77
	Beijing Capital Land Ltd.	152,000	74
^	PAX Global Technology Ltd.	118,000	73
	Sichuan Expressway Co. Ltd.	166,000	73
	Poly Culture Group Corp. Ltd.	27,200	72
	Dah Chong Hong Holdings Ltd.	166,000	72
*	China Minsheng Drawin Technology Group Ltd.	2,240,000	71
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	71
*,2	China Metal Resources Utilization Ltd.	184,000	70
*	O-Net Technologies Group Ltd.	104,000	70
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	70
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69
	Xtep International Holdings Ltd.	173,000	69
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	67,770	68
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	68
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	62,788	66
*	Huadian Energy Co. Ltd. Class B	131,400	66
*	China Logistics Property Holdings Co. Ltd.	179,000	65
*	Enerchina Holdings Ltd.	2,254,500	64
*	Capital Environment Holdings Ltd.	2,152,000	63
	Weiqiao Textile Co.	88,000	63

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Sinotrans Shipping Ltd.	278,000	62
	China All Access Holdings Ltd.	220,000	62
	Dongjiang Environmental Co. Ltd.	37,500	62
	Guorui Properties Ltd.	205,000	61
	China Electronics Corp. Holdings Co. Ltd.	322,000	60
	China Foods Ltd.	156,000	60
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	60
	Shanghai Baosight Software Co. Ltd. Class B	40,000	59
	Fantasia Holdings Group Co. Ltd.	375,000	59
	Harbin Electric Co. Ltd.	96,000	59
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	59
*	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	58
	Dalian Port PDA Co. Ltd.	326,600	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
2	Shengjing Bank Co. Ltd.	66,854	58
	Tianjin Development Holdings Ltd.	90,000	57
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	56
*,^	Sinopec Oilfield Service Corp.	316,000	55
	Chaowei Power Holdings Ltd.	86,000	55
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	54
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	54
2	Cosmo Lady China Holdings Co. Ltd.	179,998	53
*	Hua Han Health Industry Holdings Ltd.	778,708	53
	Shanghai Industrial Urban Development Group Ltd.	246,000	53
	Bosideng International Holdings Ltd.	650,000	53
	Wasion Group Holdings Ltd.	108,000	53
*,^	Chiho-Tiande Group Ltd.	92,000	52
	Fiyta Holdings Ltd. Class B	57,840	52
*	China Modern Dairy Holdings Ltd.	238,500	52
	Huangshan Tourism Development Co. Ltd. Class B	34,350	51
*	China Chengtong Development Group Ltd.	816,000	51
*	Coolpad Group Ltd.	547,400	51
	China Fangda Group Co. Ltd. Class B	49,800	49
	361 Degrees International Ltd.	146,000	49
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	49
	Zhonglu Co. Ltd. Class B	26,400	48
*	Hanergy Thin Film Power Group Ltd.	1,810,000	47
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	47
*	Kama Co. Ltd. Class B	46,500	47
^	China Overseas Property Holdings Ltd.	267,493	46
	Qingling Motors Co. Ltd.	140,000	46
	China Lilang Ltd.	73,000	46
	Beijing North Star Co. Ltd.	118,000	46
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	45
^	China Huishan Dairy Holdings Co. Ltd.	822,401	44
	China Suntien Green Energy Corp. Ltd.	209,000	44
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	42
	Luthai Textile Co. Ltd. Class B	35,800	42
*	Shang Gong Group Co. Ltd. Class B	42,600	42
*	Sinolink Worldwide Holdings Ltd.	386,000	42
*	Glorious Property Holdings Ltd.	355,000	42
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	41
*	Loudong General Nice Resources China Holdings Ltd.	810,000	41
	CIMC Enric Holdings Ltd.	70,000	41
	Xiamen International Port Co. Ltd.	204,000	41
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	40
	China Shineway Pharmaceutical Group Ltd.	33,000	40
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	40
*,^	Baoxin Auto Group Ltd.	86,143	40
	Dongfang Electric Corp. Ltd.	44,800	39
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	39
*	China Soft Power Technology Holdings Ltd.	1,302,000	38
	China Power New Energy Development Co. Ltd.	62,000	38
*	PW Medtech Group Ltd.	159,000	38

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	National Agricultural Holdings Ltd.	246,000	38
*	MIE Holdings Corp.	384,000	37
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	37
	Shanghai Highly Group Co. Ltd. Class B	47,700	36
	Welling Holding Ltd.	156,000	35
*	Hengdeli Holdings Ltd.	284,000	35
	Phoenix Satellite Television Holdings Ltd.	200,000	34
*	AVIC International Holding HK Ltd.	604,000	34
*	CITIC Resources Holdings Ltd.	278,000	34
	Colour Life Services Group Co. Ltd.	55,000	32
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	32
	Huishang Bank Corp. Ltd.	67,452	32
*	Shougang Concord International Enterprises Co. Ltd.	994,000	32
*	China Fiber Optic Network System Group Ltd.	348,000	31
*	China Merchants Land Ltd.	168,000	31
	CPMC Holdings Ltd.	55,000	31
	Jinzhou Port Co. Ltd. Class B	56,400	30
*	China Rare Earth Holdings Ltd.	421,113	30
*	China Yurun Food Group Ltd.	195,000	29
	Eastern Communications Co. Ltd. Class B	45,100	29
	Huaxin Cement Co. Ltd. Class B	36,200	29
*	TCL Multimedia Technology Holdings Ltd.	58,000	29
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	28
	Comba Telecom Systems Holdings Ltd.	190,039	28
*	China Huiyuan Juice Group Ltd.	77,500	28
	Ajisen China Holdings Ltd.	61,000	27
^	China Singyes Solar Technologies Holdings Ltd.	56,400	26
	Tiangong International Co. Ltd.	258,000	26
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	23
*	Shanghai Bailian Group Co. Ltd. Class B	15,500	23
*	Shanghai Potevio Co. Ltd. Class B	25,700	21
	First Tractor Co. Ltd.	36,000	19
	Hilong Holding Ltd.	87,000	19
*	Munsun Capital Group Ltd.	1,926,000	19
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	19
*,^	Boer Power Holdings Ltd.	51,000	17
^	Yashili International Holdings Ltd.	94,000	16
*	Anxin-China Holdings Ltd.	312,000	15
2	Kangda International Environmental Co. Ltd.	59,998	14
*	Tech Pro Technology Development Ltd.	833,600	14
*	China Dynamics Holdings Ltd.	420,000	13
	Shenguan Holdings Group Ltd.	176,000	13
*,^	Wisdom Sports Group	64,000	13
*	Dongyue Group Ltd.	71,000	12
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	12
*	SRE Group Ltd.	490,000	12
*	V1 Group Ltd.	370,000	11
	Real Nutriceutical Group Ltd.	143,000	8
*	Daphne International Holdings Ltd.	78,000	8
*	China Lumena New Materials Corp.	476,000	8
*	Mingfa Group International Co. Ltd.	30,971	8
*	China Public Procurement Ltd.	904,000	4
*	Bank of Communications Co. Ltd. Rights Exp. 05/10/2017	3,572	—
			236,752
Colombia (0.1%)
	Bancolombia SA ADR	38,214	1,509
	Grupo de Inversiones Suramericana SA	48,651	643
	Grupo Argos SA	68,114	472
	Grupo de Inversiones Suramericana SA Preference Shares	27,696	355
	Grupo Aval Acciones y Valores Preference Shares	792,630	314
	Cementos Argos SA	74,738	302
	Interconexion Electrica SA ESP	73,305	291
*	Ecopetrol SA ADR	31,110	284

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Banco Davivienda SA Preference Shares	23,252	245
	Almacenes Exito SA	44,355	230
	Cementos Argos SA Preference Shares	53,095	198
*	Ecopetrol SA	423,943	196
	Bancolombia SA Preference Shares	14,574	142
*	Cemex Latam Holdings SA	32,512	119
	Avianca Holdings SA Preference Shares	47,127	43
			5,343
Czech Republic (0.0%)
*	Komercni banka as	16,469	639
	CEZ AS	32,776	572
*,2	Moneta Money Bank AS	133,559	432
*	O2 Czech Republic AS	10,040	118
*	Philip Morris CR AS	205	112
	Pegas Nonwovens SA	1,190	41
			1,914
Denmark (0.6%)
	Novo Nordisk A/S Class B	427,459	16,644
	Danske Bank A/S	173,982	6,326
*	Vestas Wind Systems A/S	53,677	4,619
	Carlsberg A/S Class B	31,774	3,170
	Pandora A/S	26,891	2,905
*	Genmab A/S	12,783	2,543
	AP Moller - Maersk A/S Class A	1,415	2,347
	DSV A/S	40,682	2,265
	Novozymes A/S	50,659	2,187
	AP Moller - Maersk A/S Class B	1,254	2,163
	Coloplast A/S Class B	21,777	1,865
	ISS A/S	41,615	1,726
	Chr Hansen Holding A/S	20,535	1,384
	TDC A/S	191,766	1,029
2	DONG Energy A/S	23,640	931
	GN Store Nord A/S	31,155	810
	Jyske Bank A/S	14,756	789
	FLSmidth & Co. A/S	11,842	712
	H Lundbeck A/S	12,426	637
	William Demant Holding A/S	23,763	544
	Sydbank A/S	14,431	525
*,2	Nets A/S	26,173	476
*	NKT Holding A/S	5,887	464
	Tryg A/S	23,074	443
	Dfds A/S	7,170	428
	SimCorp A/S	6,823	427
*	Royal Unibrew A/S	8,803	383
*	Bavarian Nordic A/S	6,766	371
*	Schouw & Co. AB	3,067	316
*	Topdanmark A/S	10,755	294
*	Rockwool International A/S Class B	1,356	248
*	Spar Nord Bank A/S	21,626	245
	Ambu A/S Class B	4,929	243
	ALK-Abello A/S	1,538	240
*,2	Scandinavian Tobacco Group A/S	12,879	225
	Matas A/S	7,874	122
*	D/S Norden A/S	5,082	102
	Alm Brand A/S	11,849	97
*	Bang & Olufsen A/S	6,033	90
	Solar A/S Class B	1,427	83
*	OW Bunker A/S	3,210	—
			61,418
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	245,321	1,004
*	Global Telecom Holding SAE GDR	125,930	223
*	Egyptian Financial Group-Hermes Holding Co.	113,387	153

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Heliopolis Housing	104,555	150
	ElSewedy Electric Co.	29,618	131
*	Pioneers Holding for Financial Investments SAE	184,108	93
*	Talaat Moustafa Group	193,125	87
	Sidi Kerir Petrochemicals Co.	79,618	81
*	Medinet Nasr Housing	55,348	64
*	Orascom Construction Ltd. (Dubai Shares)	10,791	64
*	Orascom Telecom Media And Technology Holding SAE GDR	126,005	36
*	Telecom Egypt Co.	55,015	31
*	Ezz Steel	24,554	26
*	Oriental Weavers	24,535	25
*	Orascom Construction Ltd.	3,826	24
*	South Valley Cement	74,684	20
*	Six of October Development & Investment	24,349	18
*	Citadel Capital SAE	263,431	14
*	Palm Hills Developments SAE	71,385	12
			2,256
Finland (0.4%)
	Nokia Oyj	1,350,683	7,722
*	Sampo Oyj Class A	102,570	4,909
	Kone Oyj Class B	85,483	3,913
	UPM-Kymmene Oyj	124,609	3,283
	Wartsila OYJ Abp	33,995	2,067
*	Fortum Oyj	104,663	1,522
*	Stora Enso Oyj	127,735	1,516
*	Outotec Oyj	192,567	1,429
*	Nokian Renkaat Oyj	31,098	1,337
	Orion Oyj Class B	22,125	1,268
*	Elisa Oyj	35,922	1,222
*	Neste Oyj	27,238	1,110
	Metso Oyj	29,380	1,052
*	Huhtamaki Oyj	21,732	842
*	Kesko Oyj Class B	14,093	660
	Konecranes Oyj Class B	14,338	601
	Amer Sports Oyj	24,749	548
	Cargotec Oyj Class B	9,102	542
	Valmet Oyj	28,128	512
	Tieto Oyj	15,241	478
	Outokumpu Oyj	47,770	458
	Metsa Board Oyj	53,803	382
	Sponda Oyj	62,517	276
	YIT Oyj	31,462	249
	Uponor Oyj	11,586	219
*	Caverion Corp.	25,972	212
	Kemira Oyj	15,511	198
	Citycon Oyj	77,979	192
	Cramo Oyj	6,013	156
	Sanoma Oyj	15,917	140
	Oriola Oyj	29,369	124
	Ramirent Oyj	12,517	119
	Raisio Oyj	30,159	114
	Finnair Oyj	12,392	65
*	F-Secure Oyj	12,677	47
*	Stockmann OYJ Abp Class B	3,597	31
			39,515
France (3.1%)
	TOTAL SA	499,287	25,630
	Sanofi	256,944	24,280
	BNP Paribas SA	225,796	15,936
	LVMH Moet Hennessy Louis Vuitton SE	56,827	14,029
^	AXA SA	448,595	11,969
	Airbus SE	128,511	10,396
	Schneider Electric SE	129,057	10,222
	Societe Generale SA	171,834	9,422

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Vinci SA	110,073	9,382
^	Danone SA	131,223	9,184
	Air Liquide SA	75,060	9,044
*	L'Oreal SA	42,125	8,389
	Orange SA	442,490	6,849
	Pernod Ricard SA	52,574	6,580
	Cie de Saint-Gobain	115,473	6,231
	Essilor International SA	47,926	6,211
	Unibail-Rodamco SE	24,981	6,134
	Safran SA	72,924	6,038
	Cie Generale des Etablissements Michelin	43,027	5,628
^	Kering	17,850	5,533
*,^	Vivendi SA	262,201	5,201
	Engie SA	357,338	5,038
*	Valeo SA	60,088	4,324
	Cap Gemini SA	41,140	4,119
	Publicis Groupe SA	56,431	4,074
	Renault SA	42,963	4,006
	Legrand SA	61,738	3,996
	Credit Agricole SA	253,781	3,775
	Atos SE	27,247	3,569
	Sodexo SA	27,092	3,443
	Carrefour SA	138,163	3,254
	Christian Dior SE	11,577	3,175
	Hermes International	5,273	2,521
	Dassault Systemes SE	27,342	2,439
	Thales SA	22,961	2,413
*	L'Oreal SA Loyalty Line	12,108	2,411
	STMicroelectronics NV	143,348	2,301
^	Veolia Environnement SA	110,606	2,105
*	Peugeot SA	88,864	1,863
*,^	Bouygues SA	43,361	1,823
*	TechnipFMC plc	58,642	1,763
*,^	Klepierre	44,833	1,760
*	SES SA Class A	79,492	1,737
*	Accor SA	37,404	1,706
	Air Liquide SA (Prime de fidelite)	13,881	1,672
	Arkema SA	15,604	1,652
	Teleperformance	12,452	1,566
*	TechnipFMC plc (USD Denominated)	50,111	1,510
	Natixis SA	215,567	1,500
	Eiffage SA	16,980	1,438
*,^	SCOR SE	34,558	1,367
	Edenred	50,012	1,281
	Bureau Veritas SA	54,156	1,255
	Iliad SA	5,122	1,243
	Gecina SA	8,588	1,221
^	Suez	71,320	1,172
	Rexel SA	63,700	1,138
	Ingenico Group SA	12,345	1,118
	Zodiac Aerospace	45,391	1,102
	Groupe Eurotunnel SE	99,415	1,092
*	Alstom SA	33,498	1,063
	Eutelsat Communications SA	41,847	990
	Eurofins Scientific SE	1,996	983
	Wendel SA	6,723	942
	Orpea	9,148	934
	Ipsen SA	7,642	890
	Faurecia	17,929	876
	Aeroports de Paris	6,518	869
	Bollore SA	206,723	841
	Fonciere Des Regions	9,309	831
	SEB SA	5,063	815
	Rubis SCA	7,784	791

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Ubisoft Entertainment SA	16,662	789
2	Amundi SA	11,347	747
	Casino Guichard Perrachon SA	12,220	736
2	Euronext NV	14,797	726
	Lagardere SCA	23,330	714
	CNP Assurances	34,175	714
*,2	Elior Group	26,989	673
	Eurazeo SA	9,843	667
	Imerys SA	7,698	662
	Societe BIC SA	5,859	658
	Electricite de France SA	78,225	653
*	Dassault Aviation SA	450	615
	BioMerieux	2,904	581
	Elis SA	26,044	539
	ICADE	7,250	538
	JCDecaux SA	15,073	532
	Remy Cointreau SA	5,230	528
*	SFR Group SA	15,318	501
	Nexity SA	8,554	465
	SPIE SA	16,743	464
	Altran Technologies SA	26,760	449
	Cie Plastic Omnium SA	11,348	444
*	Nexans SA	7,979	444
	Sopra Steria Group	2,748	412
	Alten SA	4,726	400
	Technicolor SA	78,508	399
*,^	Vallourec SA	60,028	384
	Credit Agricole SA Loyalty Line	25,664	382
*	Sartorius Stedim Biotech	5,406	363
	Neopost SA	8,928	362
	Euler Hermes Group	3,160	309
	Havas SA	33,362	309
*	DBV Technologies SA	4,224	302
	Korian SA	8,909	287
*	Television Francaise 1	23,400	286
	Metropole Television SA	12,110	276
*,2	Worldline SA	8,201	272
*	Genfit	7,467	258
*	Air France-KLM	30,729	258
	IPSOS	7,959	255
*,2	Maisons du Monde SA	6,806	236
	SOITEC	5,553	236
	Tarkett SA	5,002	235
	Mercialys SA	11,167	218
	Vicat SA	3,033	216
	Trigano SA	1,902	201
*	Groupe Fnac SA	2,622	184
	Gaztransport Et Technigaz SA	4,719	176
*,2	Europcar Groupe SA	13,941	170
	Mersen SA	5,616	162
*	Virbac SA	1,008	159
	Bonduelle SCA	3,988	138
	Coface SA	16,874	132
	Vilmorin & Cie SA	1,799	130
*	Etablissements Maurel et Prom	31,465	119
	Manitou BF SA	3,706	117
	Albioma SA	5,973	115
	SEB SA Loyalty Line	643	103
	Rallye SA	4,682	102
	Guerbet	1,179	101
	Boiron SA	1,048	100
	Beneteau SA	6,653	94
	FFP	992	94
*	Eramet	1,885	91

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Derichebourg SA	18,005	86
	Direct Energie	1,645	71
*	Interparfums SA	1,920	66
	Electricite de France SA Loyalty Line	6,661	56
	GL Events	1,837	45
	Haulotte Group SA	2,872	43
^	CGG SA	5,291	38
	Jacquet Metal Service	1,267	34
^	Bourbon Corp.	2,900	33
*,^	Parrot SA	2,373	23
	Assystem	193	7
			335,539
Germany (3.0%)
	Siemens AG	175,817	25,220
	Bayer AG	191,858	23,739
	BASF SE	211,109	20,566
	SAP SE	202,188	20,252
	Allianz SE	103,454	19,695
	Daimler AG	234,209	17,452
	Deutsche Telekom AG	722,315	12,670
	adidas AG	46,891	9,401
*	Deutsche Bank AG	491,076	8,830
	Deutsche Post AG	232,732	8,365
	Linde AG	43,149	7,753
	Fresenius SE & Co. KGaA	93,939	7,621
	Bayerische Motoren Werke AG	73,777	7,049
	Volkswagen AG Preference Shares	44,343	7,039
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,720	6,273
	Infineon Technologies AG	281,989	5,829
	Continental AG	24,646	5,521
*	Henkel AG & Co. KGaA Preference Shares	39,762	5,410
	Fresenius Medical Care AG & Co. KGaA	52,950	4,700
	Deutsche Boerse AG	46,609	4,562
	Vonovia SE	114,819	4,157
	Merck KGaA	34,244	4,023
	E.ON SE	492,203	3,837
	HeidelbergCement AG	38,197	3,536
*	Henkel AG & Co. KGaA	28,013	3,268
	Deutsche Wohnen AG	88,728	3,034
	Porsche Automobil Holding SE Preference Shares	48,652	2,847
	ProSiebenSat.1 Media SE	65,142	2,765
	thyssenkrupp AG	110,875	2,642
*	Commerzbank AG	233,096	2,285
*	Beiersdorf AG	21,767	2,165
	Brenntag AG	33,242	1,971
	Symrise AG	27,102	1,897
*	MTU Aero Engines AG	13,148	1,886
*	RWE AG	103,784	1,719
*,2	Covestro AG	21,851	1,703
*	GEA Group AG	39,137	1,664
	Wirecard AG	26,957	1,594
	Hannover Rueck SE	13,158	1,578
	QIAGEN NV	47,687	1,429
	LANXESS AG	19,312	1,394
	United Internet AG	28,414	1,308
	LEG Immobilien AG	14,699	1,263
	OSRAM Licht AG	18,605	1,246
	METRO AG	34,617	1,139
	Bayerische Motoren Werke AG Preference Shares	13,542	1,114
	Evonik Industries AG	32,344	1,080
	HUGO BOSS AG	14,146	1,076
	STADA Arzneimittel AG	14,690	1,041
*,2	Zalando SE	23,181	1,023
	FUCHS PETROLUB SE	22,619	1,021

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Rheinmetall AG	10,850	996
^	K&S AG	41,651	994
*,2	Innogy SE	26,775	985
	KION Group AG	13,785	934
*	Deutsche Lufthansa AG	51,913	896
	Volkswagen AG	5,294	854
	MAN SE	7,781	818
	HOCHTIEF AG	4,523	815
	Freenet AG	23,737	745
*	Sartorius AG Preference Shares	8,082	740
*	Dialog Semiconductor plc	15,147	709
	Telefonica Deutschland Holding AG	144,482	701
*	Uniper SE	42,249	693
	Aurubis AG	9,477	662
	Fraport AG Frankfurt Airport Services Worldwide	7,790	613
	RTL Group SA	7,886	611
	alstria office REIT-AG	43,779	579
*	Axel Springer SE	9,892	555
	Aareal Bank AG	12,683	510
*	Gerresheimer AG	6,360	499
	Hella KGaA Hueck & Co.	10,050	497
^	Drillisch AG	8,836	474
	Software AG	10,632	468
	Fielmann AG	5,877	449
	Norma Group SE	8,214	440
	Rational AG	854	429
	TAG Immobilien AG	29,004	413
	Fuchs Petrolub SE Preference Shares	7,881	407
	Deutsche EuroShop AG	9,688	393
	Stabilus SA	5,336	386
	Leoni AG	6,888	374
*	MorphoSys AG	6,103	371
*	zooplus AG	1,876	350
	Jungheinrich AG Preference Shares	9,912	345
	Krones AG	2,900	344
	TUI AG-DI	23,341	338
	Suedzucker AG	15,792	338
*	Evotec AG	28,269	330
*	Schaeffler AG Preference Shares	18,887	326
	Salzgitter AG	9,449	323
	GRENKE AG	1,580	315
	Bechtle AG	2,720	312
	Duerr AG	3,125	311
	Wacker Chemie AG	2,942	311
2	ADO Properties SA	8,450	309
	Indus Holding AG	4,580	306
*,^	Bilfinger SE	6,899	300
	Talanx AG	8,220	296
*	Siltronic AG	3,972	286
	DMG Mori AG	5,149	281
^	Stroeer SE & Co. KGaA	4,843	280
	CompuGroup Medical SE	5,668	279
	Puma SE	708	276
2	Deutsche Pfandbriefbank AG	20,422	274
	XING AG	1,145	268
	Nemetschek SE	3,904	268
	Pfeiffer Vacuum Technology AG	2,059	267
	TLG Immobilien AG	12,740	258
*	Deutz AG	31,929	249
	Jenoptik AG	9,224	248
*,^	SGL Carbon SE	24,415	247
	CTS Eventim AG & Co. KGaA	6,198	239
*,2	Rocket Internet SE	12,966	237
	RHOEN-KLINIKUM AG	7,525	215

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Kloeckner & Co. SE	19,462	215
	KWS Saat SE	581	207
*	Carl Zeiss Meditec AG	4,537	206
	Sixt SE	3,725	206
*,^	Nordex SE	12,822	193
*,2	Tele Columbus AG	19,783	189
*	PATRIZIA Immobilien AG	9,065	179
*	Draegerwerk AG & Co. KGaA Preference Shares	1,599	175
	Takkt AG	7,223	172
*	RWE AG Preference Shares	13,606	165
*,2	Hapag-Lloyd AG	5,172	152
	Biotest AG	4,823	147
*	Draegerwerk AG & Co. KGaA	1,848	145
	Diebold Nixdorf AG	1,798	137
*	Heidelberger Druckmaschinen AG	48,886	136
*	Vossloh AG	2,023	136
	Wacker Neuson SE	5,133	130
^	ElringKlinger AG	6,460	129
^	Bertrandt AG	1,140	119
	Hamburger Hafen und Logistik AG	6,220	118
	Deutsche Beteiligungs AG	2,883	110
	BayWa AG	2,533	92
	Biotest AG Preference Shares	3,969	85
	Sixt SE Preference Shares	1,806	81
	CropEnergies AG	7,938	78
	comdirect bank AG	7,126	74
*	Wuestenrot & Wuerttembergische AG	3,550	72
*	AIXTRON SE	12,390	68
	Hornbach Baumarkt AG	2,055	67
*	Gerry Weber International AG	4,199	62
	DIC Asset AG	5,437	56
^	SMA Solar Technology AG	1,946	50
*	H&R GmbH & Co. KGaA	3,114	47
	GFK SE	197	10
			324,196
Greece (0.0%)
*	Alpha Bank AE	289,409	617
	OPAP SA	44,400	440
*	National Bank of Greece SA	1,104,110	344
	JUMBO SA	19,978	315
	Aegean Airlines SA	35,743	307
*	Eurobank Ergasias SA	350,334	282
*	Piraeus Bank SA	1,298,934	276
	Hellenic Telecommunications Organization SA	26,010	253
	Motor Oil Hellas Corinth Refineries SA	14,637	248
	Titan Cement Co. SA	9,212	240
	Hellenic Telecommunications Organization SA ADR	45,305	216
*	Mytilineos Holdings SA	20,599	155
	Grivalia Properties REIC AE	16,500	153
*	FF Group	6,714	143
*	Hellenic Petroleum SA	24,209	140
*	GEK Terna Holding Real Estate Construction SA	31,563	98
	Hellenic Exchanges SA	17,966	95
	Athens Water Supply & Sewage Co. SA	16,211	94
	Terna Energy SA	19,255	65
*	Public Power Corp. SA	13,196	49
*	Fourlis Holdings SA	8,497	44
	Metka Industrial - Construction SA	5,481	42
*	Ellaktor SA	8,992	14
			4,630
Hong Kong (1.2%)
	AIA Group Ltd.	2,784,982	19,276
	CK Hutchison Holdings Ltd.	666,427	8,322
^	Hong Kong Exchanges & Clearing Ltd.	290,341	7,141

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sun Hung Kai Properties Ltd.	336,003	5,035
	Cheung Kong Property Holdings Ltd.	664,427	4,757
	Link REIT	575,660	4,138
	CLP Holdings Ltd.	377,835	3,985
	Hang Seng Bank Ltd.	191,054	3,870
	BOC Hong Kong Holdings Ltd.	895,000	3,678
	Hong Kong & China Gas Co. Ltd.	1,831,878	3,660
	Jardine Matheson Holdings Ltd.	50,267	3,235
	Power Assets Holdings Ltd.	336,500	3,027
	Wharf Holdings Ltd.	314,600	2,682
	Sands China Ltd.	589,200	2,669
	Galaxy Entertainment Group Ltd.	478,000	2,656
	AAC Technologies Holdings Inc.	160,000	2,345
	Jardine Strategic Holdings Ltd.	52,095	2,201
	Hongkong Land Holdings Ltd.	270,200	2,082
	MTR Corp. Ltd.	302,000	1,737
	Henderson Land Development Co. Ltd.	252,809	1,600
2	WH Group Ltd.	1,713,701	1,529
	New World Development Co. Ltd.	1,183,224	1,471
	Wheelock & Co. Ltd.	177,000	1,379
	Techtronic Industries Co. Ltd.	302,000	1,296
	Cheung Kong Infrastructure Holdings Ltd.	135,000	1,182
	Sino Land Co. Ltd.	682,280	1,155
	Samsonite International SA	295,796	1,141
	China Mengniu Dairy Co. Ltd.	580,000	1,121
	Hang Lung Properties Ltd.	421,000	1,103
	Swire Pacific Ltd. Class A	111,142	1,072
	Bank of East Asia Ltd.	258,072	1,067
	Want Want China Holdings Ltd.	1,221,467	878
	ASM Pacific Technology Ltd.	55,522	826
	Swire Properties Ltd.	246,246	826
	Hang Lung Group Ltd.	193,000	805
*	Semiconductor Manufacturing International Corp.	605,600	765
*	Wynn Macau Ltd.	321,200	704
	Hysan Development Co. Ltd.	129,000	608
	Yue Yuen Industrial Holdings Ltd.	150,500	595
	PRADA SPA	121,200	567
	Tingyi Cayman Islands Holding Corp.	438,000	563
	NWS Holdings Ltd.	292,500	549
	Li & Fung Ltd.	1,256,000	526
	Kerry Properties Ltd.	137,500	514
	Sun Art Retail Group Ltd.	485,079	500
	PCCW Ltd.	872,000	492
	Hopewell Holdings Ltd.	117,500	448
	First Pacific Co. Ltd.	575,200	443
	VTech Holdings Ltd.	34,400	436
	Minth Group Ltd.	112,000	416
	Melco International Development Ltd.	179,000	367
	SJM Holdings Ltd.	379,000	367
	Xinyi Glass Holdings Ltd.	406,000	360
^	IGG Inc.	232,000	353
	MGM China Holdings Ltd.	154,000	350
	Shangri-La Asia Ltd.	235,519	337
	Fortune REIT	282,923	329
	Vitasoy International Holdings Ltd.	162,000	320
	Champion REIT	482,000	313
	Luk Fook Holdings International Ltd.	83,000	303
*	Esprit Holdings Ltd.	390,146	303
	Great Eagle Holdings Ltd.	61,000	303
	Tongda Group Holdings Ltd.	760,000	299
	Cathay Pacific Airways Ltd.	201,000	289
	Kingston Financial Group Ltd.	760,000	263
	Man Wah Holdings Ltd.	313,200	259
	Haitong International Securities Group Ltd.	464,038	251

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Dah Sing Financial Holdings Ltd.	32,544	247
2	BOC Aviation Ltd.	45,600	243
	Cafe de Coral Holdings Ltd.	74,000	241
*	MMG Ltd.	690,117	236
	Guotai Junan International Holdings Ltd.	746,000	234
	Nexteer Automotive Group Ltd.	148,000	230
	Television Broadcasts Ltd.	59,100	227
	Johnson Electric Holdings Ltd.	73,750	227
	Chow Tai Fook Jewellery Group Ltd.	201,600	222
	Orient Overseas International Ltd.	40,500	216
	HKBN Ltd.	193,689	209
	FIH Mobile Ltd.	607,000	208
*	Freeman FinTech Corp. Ltd.	3,160,000	201
	United Co. RUSAL plc	388,000	199
	Towngas China Co. Ltd.	332,000	198
	L'Occitane International SA	93,500	196
^	Xinyi Solar Holdings Ltd.	622,000	194
	Uni-President China Holdings Ltd.	272,800	192
*	Pacific Basin Shipping Ltd.	959,000	190
	Giordano International Ltd.	354,000	190
	NagaCorp Ltd.	342,000	189
	Kerry Logistics Network Ltd.	128,000	180
	Value Partners Group Ltd.	190,000	176
	Shun Tak Holdings Ltd.	472,000	172
	Stella International Holdings Ltd.	99,000	172
	SITC International Holdings Co. Ltd.	240,000	172
*,^	KuangChi Science Ltd.	427,000	170
*	China Baoli Technologies Holdings Ltd.	6,450,000	169
*	Global Brands Group Holding Ltd.	1,414,000	167
	Canvest Environmental Protection Group Co. Ltd.	291,000	166
^	China Goldjoy Group Ltd.	1,988,000	156
*	China First Capital Group Ltd.	446,000	155
*	Brightoil Petroleum Holdings Ltd.	566,000	153
	Shui On Land Ltd.	690,000	153
*	Gemdale Properties & Investment Corp. Ltd.	2,166,000	153
	K Wah International Holdings Ltd.	240,000	152
*	HC International Inc.	170,000	150
	China Travel International Investment Hong Kong Ltd.	516,000	149
*	China Minsheng Financial Holding Corp. Ltd.	2,560,000	143
	Dah Sing Banking Group Ltd.	71,137	143
*	Huabao International Holdings Ltd.	256,000	140
	Shougang Fushan Resources Group Ltd.	760,000	140
	Dynam Japan Holdings Co. Ltd.	72,400	140
	Chong Hing Bank Ltd.	64,000	138
	Town Health International Medical Group Ltd.	870,000	138
	Sunlight REIT	215,000	133
	BEP International Holdings Ltd.	2,630,000	132
*,2	IMAX China Holding Inc.	27,100	127
	Yuexiu REIT	213,940	126
^	Truly International Holdings Ltd.	360,000	122
	Goodbaby International Holdings Ltd.	267,464	121
	Chow Sang Sang Holdings International Ltd.	46,000	118
*,^	Superb Summit International Group Ltd.	620,000	116
	Lifestyle International Holdings Ltd.	81,500	116
	CP Pokphand Co. Ltd.	1,350,000	116
*	Leyou Technologies Holdings Ltd.	560,000	115
	Prosperity REIT	279,000	113
*	United Photovoltaics Group Ltd.	734,000	113
	Pacific Textiles Holdings Ltd.	97,000	108
	Far East Consortium International Ltd.	225,000	107
^	SMI Holdings Group Ltd.	1,212,000	106
*,^	China Ocean Industry Group Ltd.	4,325,000	105
	Spring REIT	251,000	105
*	China Oceanwide Holdings Ltd.	1,050,000	104

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Texwinca Holdings Ltd.	146,000	98
	Pou Sheng International Holdings Ltd.	458,000	98
	SA Sa International Holdings Ltd.	219,995	94
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	94
	CITIC Telecom International Holdings Ltd.	302,500	93
*	Singamas Container Holdings Ltd.	548,000	93
*	Sino Oil And Gas Holdings Ltd.	3,795,000	92
	Hopewell Highway Infrastructure Ltd.	156,300	90
	Parkson Retail Group Ltd.	706,000	90
*,^	Hybrid Kinetic Group Ltd.	3,574,000	90
	SmarTone Telecommunications Holdings Ltd.	63,000	88
*	GCL New Energy Holdings Ltd.	1,670,000	87
	China Harmony New Energy Auto Holding Ltd.	231,000	86
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	86
^	Technovator International Ltd.	222,000	84
*	Nan Hai Corp. Ltd.	2,450,000	83
*	Convoy Global Holdings Ltd.	3,102,000	80
	Road King Infrastructure Ltd.	53,000	79
	G-Resources Group Ltd.	4,329,600	76
*	HengTen Networks Group Ltd.	4,044,000	76
*,^	FDG Electric Vehicles Ltd.	1,620,000	75
2	Regina Miracle International Holdings Ltd.	94,000	73
*	Anton Oilfield Services Group	648,000	71
*	Huayi Tencent Entertainment Co. Ltd.	1,480,000	70
	TCC International Holdings Ltd.	147,000	67
*	China Strategic Holdings Ltd.	3,500,000	67
*	Digital Domain Holdings Ltd.	1,350,000	62
	Lai Sun Development Co. Ltd.	2,169,000	61
	TPV Technology Ltd.	224,000	61
*	Honghua Group Ltd.	587,000	60
	Varitronix International Ltd.	124,000	59
*	Microport Scientific Corp.	83,852	58
*	China Medical & HealthCare Group Ltd.	1,149,488	57
	Emperor Capital Group Ltd.	654,000	56
*	Mei Ah Entertainment Group Ltd.	960,000	55
*,^	United Laboratories International Holdings Ltd.	86,000	54
*	Rentian Technology Holdings Ltd.	950,000	53
	China Aerospace International Holdings Ltd.	382,000	53
	China LNG Group Ltd.	2,400,000	50
*	China Beidahuang Industry Group Holdings Ltd.	952,000	49
	NewOcean Energy Holdings Ltd.	162,000	49
^	China Silver Group Ltd.	264,000	49
	Ju Teng International Holdings Ltd.	126,000	47
	EVA Precision Industrial Holdings Ltd.	272,000	45
	Sun Hung Kai & Co. Ltd.	58,000	43
	Lee's Pharmaceutical Holdings Ltd.	43,500	43
^	Vision Fame International Holding Ltd.	318,000	39
*,^	Summit Ascent Holdings Ltd.	145,948	38
*	Hong Kong Television Network Ltd.	164,000	37
2	CGN New Energy Holdings Co. Ltd.	250,000	37
*	Future World Financial Holdings Ltd.	792,000	35
*	Macau Legend Development Ltd.	186,000	34
*	13 Holdings Ltd.	107,500	32
	Liu Chong Hing Investment Ltd.	19,982	32
*	China Financial International Investments Ltd.	790,000	30
	Shenwan Hongyuan HK Ltd.	75,000	29
*,^	China LotSynergy Holdings Ltd.	940,000	28
*	Lifestyle China Group Ltd.	81,500	26
*	Good Resources Holdings Ltd.	479,978	25
*	NetMind Financial Holdings Ltd.	4,128,000	24
*	New Sports Group Ltd.	2,440,000	22
*	Xinchen China Power Holdings Ltd.	128,000	21
*	Silver Base Group Holdings Ltd.	294,000	19
*	Emperor Watch & Jewellery Ltd.	360,000	16

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Kowloon Development Co. Ltd.	14,000	15
*	Sincere Watch Hong Kong Ltd.	560,000	14
*	China Huarong Energy Co. Ltd.	232,300	12
*	Suncorp Technologies Ltd.	1,910,000	12
*	Sunshine Oilsands Ltd.	317,500	11
*	Trinity Ltd.	156,000	11
*	TOM Group Ltd.	29,971	7
*	China Innovative Finance Group Ltd.	144,000	6
*,^	China Healthwise Holdings Ltd.	301,115	6
*	Peace Map Holding Ltd.	320,000	4
*,^	Qianhai Health Holdings Ltd.	327,500	3
			132,747
Hungary (0.0%)
	OTP Bank plc	40,824	1,148
	MOL Hungarian Oil & Gas plc	11,470	863
	Richter Gedeon Nyrt	28,755	696
	Magyar Telekom Telecommunications plc	203,150	340
			3,047
India (1.2%)
	Housing Development Finance Corp. Ltd.	359,702	8,588
*,2	Reliance Industries Ltd. GDR	143,020	6,193
	Infosys Ltd. ADR	313,016	4,557
	Tata Consultancy Services Ltd.	107,016	3,779
	Axis Bank Ltd.	391,001	3,096
	ITC Ltd.	650,453	2,809
	Maruti Suzuki India Ltd.	25,491	2,584
	Sun Pharmaceutical Industries Ltd.	255,457	2,548
	Hindustan Unilever Ltd.	160,792	2,337
*	Reliance Industries Ltd.	105,014	2,276
	Infosys Ltd.	149,029	2,129
	Oil & Natural Gas Corp. Ltd.	663,459	1,922
	Indian Oil Corp. Ltd.	262,060	1,794
	Tata Motors Ltd.	246,117	1,756
	Bharat Petroleum Corp. Ltd.	155,156	1,735
	Bharti Airtel Ltd.	307,215	1,695
	HCL Technologies Ltd.	120,037	1,519
	Mahindra & Mahindra Ltd.	66,680	1,384
	Yes Bank Ltd.	53,960	1,368
	Larsen & Toubro Ltd.	48,822	1,327
	State Bank of India GDR	29,284	1,327
	ICICI Bank Ltd.	305,640	1,318
*	Eicher Motors Ltd.	3,143	1,272
	Coal India Ltd.	279,697	1,203
	UltraTech Cement Ltd.	17,390	1,149
	Asian Paints Ltd.	65,182	1,136
	HDFC Bank Ltd. ADR	14,256	1,135
	Indiabulls Housing Finance Ltd.	71,260	1,125
	Hero MotoCorp Ltd.	21,487	1,109
	Vedanta Ltd.	281,503	1,064
	NTPC Ltd.	410,457	1,049
	UPL Ltd.	82,444	1,033
	Zee Entertainment Enterprises Ltd.	123,718	1,013
	Lupin Ltd.	48,156	1,001
*	Adani Ports & Special Economic Zone Ltd.	181,878	927
	IndusInd Bank Ltd.	37,980	853
	Kotak Mahindra Bank Ltd.	56,645	794
*	JSW Steel Ltd.	253,550	784
*	Piramal Enterprises Ltd.	19,802	768
	Hindustan Petroleum Corp. Ltd.	91,913	766
	Godrej Consumer Products Ltd.	27,016	731
*	Bajaj Finance Ltd.	36,351	721
	Dr Reddy's Laboratories Ltd.	17,500	710
	Tech Mahindra Ltd.	104,454	677
	Cipla Ltd.	75,216	652

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Ambuja Cements Ltd.	169,142	647
	Bajaj Auto Ltd.	14,484	645
*	Bajaj Finserv Ltd.	8,743	622
	LIC Housing Finance Ltd.	59,164	615
	Bharti Infratel Ltd.	109,064	602
	GAIL India Ltd.	89,922	592
	Shriram Transport Finance Co. Ltd.	36,088	583
	Bosch Ltd.	1,604	573
*	Titan Co. Ltd.	77,768	568
	Rural Electrification Corp. Ltd.	177,160	557
*	Motherson Sumi Systems Ltd.	89,123	556
	Nestle India Ltd.	5,306	552
	Hindalco Industries Ltd.	174,097	539
	Wipro Ltd.	69,217	532
	Power Grid Corp. of India Ltd.	162,522	525
	Aurobindo Pharma Ltd.	55,318	521
	Shree Cement Ltd.	1,749	521
	Dabur India Ltd.	109,968	490
	Marico Ltd.	94,073	461
	Idea Cellular Ltd.	322,545	431
	Havells India Ltd.	55,138	415
	Tata Steel Ltd.	58,957	411
	Glenmark Pharmaceuticals Ltd.	28,885	402
	Cairn India Ltd.	94,173	392
	Mahindra & Mahindra Financial Services Ltd.	74,030	388
	ICICI Bank Ltd. ADR	44,221	379
	Bharat Forge Ltd.	20,732	369
	Vakrangee Ltd.	69,361	369
2	ICICI Prudential Life Insurance Co. Ltd.	56,508	357
*	United Spirits Ltd.	12,220	356
	Siemens Ltd.	17,429	355
*	Bank of Baroda	120,949	352
	Cadila Healthcare Ltd.	50,843	348
	Federal Bank Ltd.	202,272	338
	Britannia Industries Ltd.	5,998	338
	Bharat Heavy Electricals Ltd.	123,321	337
	NMDC Ltd.	165,231	328
	Power Finance Corp. Ltd.	130,806	325
	Wipro Ltd. ADR	32,783	323
	Alkem Laboratories Ltd.	10,482	321
	Tata Power Co. Ltd.	243,302	319
	Ashok Leyland Ltd.	239,519	318
	Max Financial Services Ltd.	30,805	314
	IDFC Bank Ltd.	306,933	313
	Dewan Housing Finance Corp. Ltd.	46,759	310
	Tata Motors Ltd. Class A	67,633	294
	Rajesh Exports Ltd.	30,331	290
*	Crompton Greaves Consumer Electricals Ltd.	84,740	290
	Oracle Financial Services Software Ltd.	5,219	289
	Pidilite Industries Ltd.	25,237	282
*	Bharat Financial Inclusion Ltd.	22,543	282
	Reliance Infrastructure Ltd.	30,091	279
*	Apollo Hospitals Enterprise Ltd.	14,411	276
*	Punjab National Bank	98,620	259
*	DLF Ltd.	88,704	257
	Aditya Birla Nuvo Ltd.	9,742	251
	State Bank of India	55,530	250
*	ABB India Ltd.	11,390	250
	Mindtree Ltd.	32,730	247
	Page Industries Ltd.	1,090	246
	Edelweiss Financial Services Ltd.	92,416	240
	Bharat Electronics Ltd.	82,740	235
	Reliance Capital Ltd.	22,512	233
	Sun TV Network Ltd.	16,205	232

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	L&T Finance Holdings Ltd.	116,831	232
	ACC Ltd.	9,093	230
	NBCC India Ltd.	72,674	226
	Sintex Industries Ltd.	128,392	226
	Natco Pharma Ltd.	15,642	225
	AIA Engineering Ltd.	9,421	221
	MRF Ltd.	207	219
	Arvind Ltd.	35,132	218
	Voltas Ltd.	34,114	218
	NHPC Ltd.	440,488	217
	Kansai Nerolac Paints Ltd.	35,036	214
	Cummins India Ltd.	13,668	212
	Colgate-Palmolive India Ltd.	12,983	209
	CESC Ltd.	14,168	208
	Jubilant Life Sciences Ltd.	17,164	206
	Credit Analysis & Research Ltd.	8,295	204
	PI Industries Ltd.	14,988	203
	Manappuram Finance Ltd.	139,248	202
	Tata Communications Ltd.	17,873	200
	Muthoot Finance Ltd.	32,648	200
*	Bank of India	68,499	199
	Emami Ltd.	12,037	198
	IRB Infrastructure Developers Ltd.	48,800	198
	Hindustan Zinc Ltd.	47,157	196
*	Indiabulls Real Estate Ltd.	83,885	195
	Indian Hotels Co. Ltd.	96,294	192
*	KRBL Ltd.	28,058	192
	United Breweries Ltd.	16,015	191
	Jain Irrigation Systems Ltd.	108,444	189
*	Ramco Cements Ltd.	17,456	187
	Bajaj Holdings & Investment Ltd.	5,656	186
	NCC Ltd.	124,641	185
	Torrent Pharmaceuticals Ltd.	8,262	182
*	Canara Bank	32,748	182
	TVS Motor Co. Ltd.	23,262	179
	Berger Paints India Ltd.	44,111	179
*	Divi's Laboratories Ltd.	18,333	179
*	IDBI Bank Ltd.	147,071	178
	Apollo Tyres Ltd.	46,583	177
*	Biocon Ltd.	10,229	175
	HDFC Bank Ltd.	7,224	173
	Oil India Ltd.	34,066	173
*	CG Power and Industrial Solutions Ltd.	141,656	173
	Tube Investments of India Ltd.	16,493	173
	Engineers India Ltd.	65,466	169
	Castrol India Ltd.	24,456	167
*	Steel Authority of India Ltd.	176,832	166
	Info Edge India Ltd.	12,718	165
	Petronet LNG Ltd.	24,648	162
	Gillette India Ltd.	2,396	161
	GlaxoSmithKline Consumer Healthcare Ltd.	2,010	160
	Strides Shasun Ltd.	9,442	157
	Indraprastha Gas Ltd.	9,418	155
*	Adani Enterprises Ltd.	91,233	154
*	GMR Infrastructure Ltd.	570,405	153
	Blue Dart Express Ltd.	2,017	153
*	Dalmia Bharat Ltd.	4,462	151
	JSW Energy Ltd.	144,094	150
*	Oberoi Realty Ltd.	23,982	148
	Indian Bank	29,873	148
*	Ceat Ltd.	6,232	148
	GRUH Finance Ltd.	23,649	146
	Exide Industries Ltd.	40,848	146
*	Suzlon Energy Ltd.	451,294	144

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Karur Vysya Bank Ltd.	77,696	144
	Union Bank of India	53,892	144
	Karnataka Bank Ltd.	55,925	142
	Bayer CropScience Ltd.	2,016	142
*	Reliance Power Ltd.	185,943	141
	Supreme Industries Ltd.	8,322	141
	Ajanta Pharma Ltd.	5,388	138
	Mphasis Ltd.	16,593	138
	National Aluminium Co. Ltd.	129,187	138
	South Indian Bank Ltd.	343,838	137
*	Vijaya Bank	106,806	136
	Balrampur Chini Mills Ltd.	53,447	135
	Cholamandalam Investment and Finance Co. Ltd.	7,762	134
	Andhra Bank	123,225	132
*	Adani Power Ltd.	255,923	131
*	Reliance Communications Ltd.	245,174	131
	Welspun India Ltd.	88,190	131
	Century Textiles & Industries Ltd.	7,450	131
*	Syndicate Bank	101,228	130
*	Central Bank of India	79,029	130
*	Just Dial Ltd.	16,622	130
2	InterGlobe Aviation Ltd.	7,456	128
	Sundaram Finance Ltd.	5,136	128
	GlaxoSmithKline Pharmaceuticals Ltd.	3,285	127
	Jammu & Kashmir Bank Ltd.	100,097	126
*	Fortis Healthcare Ltd.	36,791	126
	WABCO India Ltd.	1,338	125
*	IFCI Ltd.	247,622	122
	Hexaware Technologies Ltd.	33,864	122
	Chambal Fertilizers and Chemicals Ltd.	78,021	121
	Srei Infrastructure Finance Ltd.	85,989	121
*	Prestige Estates Projects Ltd.	32,922	121
	Oriental Bank of Commerce	45,611	120
*	Godrej Industries Ltd.	14,509	120
	Jubilant Foodworks Ltd.	7,394	120
	Coromandel International Ltd.	21,928	119
	McLeod Russel India Ltd.	39,170	116
	Symphony Ltd.	5,172	116
*	Amara Raja Batteries Ltd.	8,322	115
*	Equitas Holdings Ltd.	44,263	114
	PTC India Ltd.	76,646	114
	Sanofi India Ltd.	1,742	113
	Persistent Systems Ltd.	12,422	113
	Pfizer Ltd.	4,184	113
*	Jindal Steel & Power Ltd.	63,005	111
	Gujarat Pipavav Port Ltd.	44,750	111
*	Kajaria Ceramics Ltd.	10,526	109
*	Kaveri Seed Co. Ltd.	11,971	105
*	Allahabad Bank	81,980	105
*	Ipca Laboratories Ltd.	11,247	105
	Bajaj Corp. Ltd.	16,912	103
	GE T&D India Ltd.	18,902	101
	Tata Global Beverages Ltd.	42,253	101
*	IDFC Ltd.	103,749	99
*	Aditya Birla Fashion and Retail Ltd.	35,555	95
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	94
	Balkrishna Industries Ltd.	3,918	93
*	TV18 Broadcast Ltd.	137,341	89
*	Videocon Industries Ltd.	54,258	88
	Gujarat Gas Ltd.	6,502	85
*	Whirlpool of India Ltd.	4,543	85
	VA Tech Wabag Ltd.	8,071	84
*	Gujarat Fluorochemicals Ltd.	6,978	84
	India Cements Ltd.	24,791	83

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Alembic Pharmaceuticals Ltd.	8,754	83
	Thermax Ltd.	5,117	82
*	Torrent Power Ltd.	23,118	82
	SRF Ltd.	2,950	81
	Gateway Distriparks Ltd.	19,308	80
	eClerx Services Ltd.	3,957	80
	Jindal Saw Ltd.	61,019	77
*	Hindustan Construction Co. Ltd.	103,619	75
*,2	Syngene International Ltd.	9,331	75
*	RattanIndia Power Ltd.	553,078	75
	Redington India Ltd.	38,482	75
*	Dish TV India Ltd.	50,292	74
*	Sun Pharma Advanced Research Co. Ltd.	14,830	73
	Great Eastern Shipping Co. Ltd.	10,667	73
*	PVR Ltd.	2,857	72
*	PC Jeweller Ltd.	10,742	70
	Marksans Pharma Ltd.	86,069	69
	Sadbhav Engineering Ltd.	12,847	67
	Repco Home Finance Ltd.	5,587	67
*	Mahindra CIE Automotive Ltd.	17,526	67
	KPIT Technologies Ltd.	30,090	60
	Wockhardt Ltd.	5,121	57
2	Dr Lal PathLabs Ltd.	3,618	54
	Cox & Kings Ltd.	13,948	49
	Multi Commodity Exchange of India Ltd.	2,593	49
	Gujarat State Petronet Ltd.	17,246	48
	Gujarat Mineral Development Corp. Ltd.	24,509	48
	Welspun Corp. Ltd.	36,272	47
*	Housing Development & Infrastructure Ltd.	31,911	45
*	Corp Bank	49,046	45
	Sobha Ltd.	7,055	41
*	GE Power India Ltd.	3,629	37
*	Bajaj Hindusthan Sugar Ltd.	139,539	36
*	Jaiprakash Associates Ltd.	159,746	34
*	Rolta India Ltd.	18,714	18
*	Unitech Ltd.	198,930	17
	Radico Khaitan Ltd.	8,653	16
*	DEN Networks Ltd.	10,752	16
*	Indian Overseas Bank	27,269	12
*	Amtek Auto Ltd.	19,970	12
*	UCO Bank	17,873	11
			126,223
Indonesia (0.3%)
	Bank Central Asia Tbk PT	2,969,328	3,949
	Telekomunikasi Indonesia Persero Tbk PT	11,830,540	3,903
	Astra International Tbk PT	4,923,530	3,300
	Bank Rakyat Indonesia Persero Tbk PT	2,672,578	2,581
	Bank Mandiri Persero Tbk PT	2,091,616	1,830
	Unilever Indonesia Tbk PT	250,400	836
	Bank Negara Indonesia Persero Tbk PT	1,633,230	780
	United Tractors Tbk PT	338,560	683
	Indofood Sukses Makmur Tbk PT	1,064,600	667
	Matahari Department Store Tbk PT	509,300	556
	Kalbe Farma Tbk PT	4,633,200	550
	Hanjaya Mandala Sampoerna Tbk PT	1,829,200	523
*	Perusahaan Gas Negara Persero Tbk	2,666,200	485
	Gudang Garam Tbk PT	96,600	480
	Charoen Pokphand Indonesia Tbk PT	1,837,600	440
	Semen Indonesia Persero Tbk PT	592,600	392
	Adaro Energy Tbk PT	2,789,300	371
	Ciputra Development Tbk PT	3,585,330	344
	Indocement Tunggal Prakarsa Tbk PT	257,200	326
	Summarecon Agung Tbk PT	2,915,900	297
	Indofood CBP Sukses Makmur Tbk PT	449,200	295

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bumi Serpong Damai Tbk PT	1,980,200	265
	Surya Citra Media Tbk PT	1,175,900	252
	Bank Danamon Indonesia Tbk PT	668,700	244
*	Lippo Karawaci Tbk PT	3,841,600	228
	Pakuwon Jati Tbk PT	4,746,600	222
*	XL Axiata Tbk PT	890,300	214
	Tower Bersama Infrastructure Tbk PT	477,300	209
	AKR Corporindo Tbk PT	359,800	183
*	Semen Baturaja Persero TBK PT	648,400	171
*	Tambang Batubara Bukit Asam Persero Tbk PT	168,200	159
	Jasa Marga Persero Tbk PT	455,217	158
	Indo Tambangraya Megah Tbk PT	108,800	156
	Waskita Karya Persero Tbk PT	838,374	150
	Media Nusantara Citra Tbk PT	1,051,100	144
*	Aneka Tambang Persero Tbk PT	2,541,300	132
	Bank Tabungan Negara Persero Tbk PT	743,100	128
	Pembangunan Perumahan Persero Tbk PT	528,300	126
	Ramayana Lestari Sentosa Tbk PT	1,190,900	114
	Wijaya Karya Persero Tbk PT	623,745	111
	Ace Hardware Indonesia Tbk PT	1,449,000	102
*	Link Net Tbk PT	246,700	100
	Astra Agro Lestari Tbk PT	82,055	89
*	Tiga Pilar Sejahtera Food Tbk	480,600	80
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	76
	Wijaya Karya Beton Tbk PT	1,298,600	72
*	Japfa Comfeed Indonesia Tbk PT	645,700	71
*	Vale Indonesia Tbk PT	414,700	69
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	422,600	64
*	Alam Sutera Realty Tbk PT	2,431,200	63
*	Matahari Putra Prima Tbk PT	838,300	59
	Adhi Karya Persero Tbk PT	348,200	59
*	Gajah Tunggal Tbk PT	720,000	56
*	Panin Financial Tbk PT	3,164,200	55
*	Kawasan Industri Jababeka Tbk PT	2,089,800	52
	Global Mediacom Tbk PT	1,211,000	49
*	Eagle High Plantations Tbk PT	2,054,500	48
*	Siloam International Hospitals Tbk PT	43,483	45
	Intiland Development Tbk PT	1,328,600	44
*	Medco Energi Internasional Tbk PT	186,500	42
*	Mitra Adiperkasa Tbk PT	82,600	39
	Surya Semesta Internusa Tbk PT	704,600	39
*	Krakatau Steel Persero Tbk PT	810,647	35
*	Timah Persero Tbk PT	473,400	33
	BISI International Tbk PT	205,700	29
*	Agung Podomoro Land Tbk PT	1,547,500	24
*	Lippo Cikarang Tbk PT	69,300	23
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	22
*	Berlian Laju Tanker Tbk PT	968,000	14
			28,507
Ireland (0.1%)
	Kerry Group plc Class A	37,679	3,080
*	Bank of Ireland	6,432,512	1,619
	Kingspan Group plc	37,445	1,303
*	ICON plc	12,100	1,022
	Glanbia plc	36,367	711
*	Prothena Corp. plc	7,800	422
*	Ryanair Holdings plc	22,790	395
	Green REIT plc	192,362	286
	C&C Group plc	64,206	265
	Origin Enterprises plc	28,396	230
	Irish Continental Group plc	34,980	202
	Hibernia REIT plc	127,366	177
*	Ryanair Holdings plc ADR	1,902	175
*	Permanent TSB Group Holdings plc	26,375	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Irish Bank Resolution Corp. Ltd.	14,385	—
			9,957
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	207,260	6,573
*	Bank Leumi Le-Israel BM	299,891	1,402
	Bank Hapoalim BM	219,501	1,369
	Nice Ltd.	11,645	787
	Bezeq The Israeli Telecommunication Corp. Ltd.	429,373	721
	Elbit Systems Ltd.	5,622	669
*	Israel Discount Bank Ltd. Class A	238,534	578
*	Frutarom Industries Ltd.	8,398	494
*	Mellanox Technologies Ltd.	10,039	474
*	Azrieli Group Ltd.	8,696	463
*	Tower Semiconductor Ltd.	20,174	440
	Mizrahi Tefahot Bank Ltd.	26,275	424
	Israel Chemicals Ltd.	93,855	404
	Teva Pharmaceutical Industries Ltd. ADR	11,764	372
	Gazit-Globe Ltd.	23,638	239
	Delek Group Ltd.	997	224
	Harel Insurance Investments & Financial Services Ltd.	36,575	195
	Strauss Group Ltd.	11,068	195
*	Mazor Robotics Ltd.	10,701	189
*	Airport City Ltd.	13,853	183
	Alony Hetz Properties & Investments Ltd.	18,950	175
	Paz Oil Co. Ltd.	968	158
	First International Bank Of Israel Ltd.	9,518	157
	Melisron Ltd.	2,819	154
*	Nova Measuring Instruments Ltd.	7,371	147
*	Partner Communications Co. Ltd.	25,426	124
	Shufersal Ltd.	23,959	118
	Reit 1 Ltd.	32,738	111
*	Naphtha Israel Petroleum Corp. Ltd.	11,590	94
	Shikun & Binui Ltd.	35,075	92
	Amot Investments Ltd.	18,840	90
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	80
*	Cellcom Israel Ltd. (Registered)	8,090	80
*	Jerusalem Oil Exploration	1,309	76
	Oil Refineries Ltd.	184,043	73
*	Israel Corp. Ltd.	396	71
	IDI Insurance Co. Ltd.	1,332	71
*	Phoenix Holdings Ltd.	16,138	71
	Norstar Holdings Inc.	3,315	68
*	Clal Insurance Enterprises Holdings Ltd.	3,854	63
	B Communications Ltd.	3,139	60
*	Menora Mivtachim Holdings Ltd.	4,821	56
	Electra Ltd.	237	52
*	Africa Israel Properties Ltd.	2,364	48
	Migdal Insurance & Financial Holding Ltd.	47,854	47
*	Jerusalem Economy Ltd.	17,201	42
	Formula Systems 1985 Ltd.	1,047	41
*	Gilat Satellite Networks Ltd.	7,449	38
*	Kamada Ltd.	5,171	37
	Delta-Galil Industries Ltd.	1,206	37
*	Bayside Land Corp.	79	34
	Big Shopping Centers Ltd.	452	33
*	Allot Communications Ltd.	4,912	24
*	Ceragon Networks Ltd.	6,042	21
*	Delek Energy Systems Ltd.	37	20
*	Kenon Holdings Ltd.	1,533	19
	Delek Automotive Systems Ltd.	2,063	18
*	Evogene Ltd.	2,628	13
*	AudioCodes Ltd.	1,391	9

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Compugen Ltd.	1,346	5
			19,122
Italy (0.8%)
	Eni SPA	559,287	8,675
	Intesa Sanpaolo SPA (Registered)	2,837,409	8,283
	Enel SPA	1,709,612	8,128
*	UniCredit SPA	487,883	7,944
	Assicurazioni Generali SPA	295,936	4,688
	Atlantia SPA	130,474	3,309
*	Fiat Chrysler Automobiles NV	245,178	2,785
	Snam SPA	620,858	2,743
*	Telecom Italia SPA (Registered)	2,892,708	2,568
*	CNH Industrial NV	208,672	2,301
	Ferrari NV	29,391	2,211
	Luxottica Group SPA	35,325	2,042
	Terna Rete Elettrica Nazionale SPA	301,741	1,521
	EXOR NV	26,369	1,480
	Ansaldo STS SPA	102,953	1,382
*	Leonardo SPA	83,757	1,316
*	Prysmian SPA	44,872	1,295
	Salvatore Ferragamo SPA	36,457	1,167
	Mediobanca SPA	119,523	1,149
	Tenaris SA ADR	35,578	1,111
^	Banco BPM SPA	345,602	1,009
	Telecom Italia SPA (Bearer)	1,296,780	925
	Unione di Banche Italiane SPA	199,726	842
	Recordati SPA	21,886	811
	Moncler SPA	32,626	805
	Davide Campari-Milano SPA	59,282	701
2	Poste Italiane SPA	92,715	635
*	FinecoBank Banca Fineco SPA	82,591	588
	BPER Banca	98,117	537
	Intesa Sanpaolo SPA	195,563	535
	Unipol Gruppo Finanziario SPA	119,962	535
	Brembo SPA	6,766	532
*	Saipem SPA	1,204,414	518
	UnipolSai Assicurazioni SPA	223,410	513
	A2A SPA	341,758	508
	Azimut Holding SPA	24,144	471
	Tenaris SA	29,761	465
*	Italgas SPA	101,194	458
	Interpump Group SPA	16,923	449
	Hera SPA	156,322	447
	Banca Mediolanum SPA	56,508	432
	Cerved Information Solutions SPA	39,954	427
	DiaSorin SPA	5,622	421
	Buzzi Unicem SPA	14,679	377
*	De' Longhi SPA	12,121	370
	Banca Generali SPA	12,756	367
	Banca Popolare di Sondrio SCPA	93,741	349
*,^	Yoox Net-A-Porter Group SPA	12,185	324
	Mediaset SPA	76,880	314
2	Anima Holding SPA	47,145	308
	Societa Cattolica di Assicurazioni SCRL	34,500	307
	Iren SPA	136,998	289
	Autogrill SPA	25,265	287
2	Infrastrutture Wireless Italiane SPA	49,871	276
*	Juventus Football Club SPA	297,668	275
	Industria Macchine Automatiche SPA	3,087	272
*	Banca IFIS SPA	6,213	268
	Ei Towers SPA	4,587	265
	Societa Iniziative Autostradali e Servizi SPA	21,961	221
*,2	Enav SPA	53,834	220
	Amplifon SPA	16,620	212

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tod's SPA	2,727	211
	Saras SPA	98,306	205
	Buzzi Unicem SPA Savings Shares	11,877	176
	MARR SPA	6,935	167
	Credito Emiliano SPA	23,562	165
	ACEA SPA	11,236	162
	Brunello Cucinelli SPA	5,904	155
	Reply SPA	863	151
2	OVS SPA	21,970	146
	Beni Stabili SpA SIIQ	229,643	146
	Danieli & C Officine Meccaniche SPA	5,775	144
	ERG SPA	11,221	139
	CIR-Compagnie Industriali Riunite SPA	86,471	139
*,2	Technogym SPA	17,436	136
	Italmobiliare SPA	2,286	128
*	Piaggio & C SPA	59,240	123
	Datalogic SPA	4,466	123
	Danieli & C Officine Meccaniche SPA RSP	6,539	118
	ASTM SPA	7,472	115
	Zignago Vetro SPA	13,478	111
	Salini Impregilo SPA	27,931	95
	Banca Monte dei Paschi di Siena SPA	4,727	78
	Cairo Communication SPA	15,486	76
*	Fincantieri SPA	74,730	73
2	RAI Way SPA	13,264	70
	Cementir Holding SPA	10,694	65
*	Credito Valtellinese SPA	17,171	62
	Immobiliare Grande Distribuzione SIIQ SPA	55,105	49
*	Arnoldo Mondadori Editore SPA	24,213	48
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	41
	Cofide SPA	48,461	37
	Esprinet SPA	4,334	35
*,^	Banca Carige SPA	121,503	34
	Astaldi SPA	4,791	31
^	Geox SPA	10,796	29
*	Safilo Group SPA	3,221	23
*	Gruppo Editoriale L'Espresso SPA	22,920	21
	Parmalat SPA	1,591	5
			88,795
Japan (7.9%)
	Toyota Motor Corp.	630,294	34,112
	Mitsubishi UFJ Financial Group Inc.	3,106,344	19,684
	SoftBank Group Corp.	200,731	15,226
	Honda Motor Co. Ltd.	417,241	12,144
	KDDI Corp.	427,100	11,324
	Sumitomo Mitsui Financial Group Inc.	300,548	11,160
	Mizuho Financial Group Inc.	5,922,607	10,826
	Sony Corp.	293,200	10,061
	FANUC Corp.	47,112	9,592
	Japan Tobacco Inc.	276,542	9,202
	Takeda Pharmaceutical Co. Ltd.	188,599	9,048
	Canon Inc.	261,900	8,692
	Shin-Etsu Chemical Co. Ltd.	97,566	8,480
	Keyence Corp.	20,666	8,308
	Seven & i Holdings Co. Ltd.	184,600	7,796
	East Japan Railway Co.	86,841	7,793
	Central Japan Railway Co.	43,645	7,320
	NTT DOCOMO Inc.	294,648	7,130
	Tokio Marine Holdings Inc.	166,499	7,020
	Mitsubishi Electric Corp.	472,793	6,598
	Astellas Pharma Inc.	499,200	6,583
	Mitsubishi Corp.	304,700	6,575
	Kao Corp.	116,948	6,454
	Nintendo Co. Ltd.	24,896	6,300

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Bridgestone Corp.	149,682	6,243
Panasonic Corp.	514,046	6,147
Hitachi Ltd.	1,109,688	6,130
Daikin Industries Ltd.	62,779	6,104
Murata Manufacturing Co. Ltd.	45,342	6,091
Komatsu Ltd.	225,705	6,031
Mitsui & Co. Ltd.	414,200	5,849
Subaru Corp.	148,100	5,615
Mitsubishi Estate Co. Ltd.	291,191	5,576
Nidec Corp.	57,706	5,295
ITOCHU Corp.	366,700	5,189
Denso Corp.	117,600	5,075
Otsuka Holdings Co. Ltd.	105,200	4,845
ORIX Corp.	315,960	4,829
Nomura Holdings Inc.	801,600	4,817
Mitsui Fudosan Co. Ltd.	218,700	4,812
Daiwa House Industry Co. Ltd.	160,300	4,766
Tokyo Electron Ltd.	38,800	4,710
Kyocera Corp.	82,700	4,684
Dai-ichi Life Holdings Inc.	269,500	4,592
Hoya Corp.	94,600	4,521
Nissan Motor Co. Ltd.	460,701	4,388
Kirin Holdings Co. Ltd.	223,800	4,357
Kubota Corp.	276,200	4,351
Nippon Steel & Sumitomo Metal Corp.	190,474	4,290
Suzuki Motor Corp.	101,481	4,242
MS&AD Insurance Group Holdings Inc.	125,967	4,107
Sumitomo Corp.	306,700	4,099
Recruit Holdings Co. Ltd.	81,070	4,097
FUJIFILM Holdings Corp.	105,400	3,912
SMC Corp.	13,800	3,890
Shionogi & Co. Ltd.	75,000	3,862
Secom Co. Ltd.	52,700	3,827
JXTG Holdings Inc.	837,407	3,778
Daiichi Sankyo Co. Ltd.	169,700	3,771
Fast Retailing Co. Ltd.	11,500	3,756
Asahi Group Holdings Ltd.	99,000	3,741
Eisai Co. Ltd.	68,100	3,581
Toray Industries Inc.	401,000	3,549
Sompo Holdings Inc.	90,675	3,427
Sumitomo Electric Industries Ltd.	206,200	3,368
West Japan Railway Co.	50,300	3,361
Sumitomo Mitsui Trust Holdings Inc.	97,746	3,348
Dentsu Inc.	58,349	3,294
Asahi Kasei Corp.	322,000	3,070
Daito Trust Construction Co. Ltd.	20,852	3,068
Aeon Co. Ltd.	205,700	3,049
Mitsubishi Heavy Industries Ltd.	742,870	2,977
Terumo Corp.	81,500	2,976
Oriental Land Co. Ltd.	51,800	2,975
MEIJI Holdings Co. Ltd.	34,634	2,944
Nitto Denko Corp.	38,700	2,914
Olympus Corp.	74,400	2,869
Sekisui House Ltd.	172,200	2,861
Shiseido Co. Ltd.	103,200	2,796
Daiwa Securities Group Inc.	457,000	2,780
Shimano Inc.	18,000	2,755
Nitori Holdings Co. Ltd.	21,100	2,745
Fujitsu Ltd.	439,406	2,743
Resona Holdings Inc.	483,706	2,689
Tokyo Gas Co. Ltd.	566,000	2,628
Chubu Electric Power Co. Inc.	194,729	2,615
Ajinomoto Co. Inc.	133,400	2,599
Sumitomo Realty & Development Co. Ltd.	93,846	2,535

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Ono Pharmaceutical Co. Ltd.	118,800	2,450
	Rakuten Inc.	231,200	2,368
	Nippon Telegraph & Telephone Corp.	52,800	2,263
	Mitsubishi Chemical Holdings Corp.	287,684	2,252
	Sysmex Corp.	36,734	2,237
	Kansai Electric Power Co. Inc.	163,800	2,214
	T&D Holdings Inc.	145,400	2,162
	Marubeni Corp.	338,128	2,084
	Unicharm Corp.	84,700	2,060
	Aisin Seiki Co. Ltd.	41,600	2,037
	Makita Corp.	55,500	1,980
	JFE Holdings Inc.	115,900	1,977
	Inpex Corp.	204,000	1,955
*	Toshiba Corp.	926,000	1,868
	Yamato Holdings Co. Ltd.	86,100	1,861
	Sumitomo Chemical Co. Ltd.	327,492	1,848
	Mazda Motor Corp.	122,300	1,807
	Asahi Glass Co. Ltd.	208,000	1,802
	Omron Corp.	42,900	1,796
	Taisei Corp.	231,498	1,765
	Isuzu Motors Ltd.	129,220	1,756
	Chugai Pharmaceutical Co. Ltd.	49,400	1,755
	Japan Exchange Group Inc.	125,000	1,753
	Toyota Industries Corp.	34,300	1,709
	Hankyu Hanshin Holdings Inc.	49,600	1,638
	NEC Corp.	651,000	1,619
	TDK Corp.	25,900	1,605
	Osaka Gas Co. Ltd.	419,000	1,568
	Tokyu Corp.	217,000	1,554
	Toyota Tsusho Corp.	49,200	1,553
	NSK Ltd.	107,700	1,473
	Dai Nippon Printing Co. Ltd.	132,000	1,470
	Kintetsu Group Holdings Co. Ltd.	395,000	1,442
	Yamaha Motor Co. Ltd.	60,400	1,434
	MINEBEA MITSUMI Inc.	99,084	1,433
	Rohm Co. Ltd.	20,300	1,426
	Obayashi Corp.	144,100	1,399
*	Tokyo Electric Power Co. Holdings Inc.	359,300	1,396
	LIXIL Group Corp.	55,400	1,385
	Sumitomo Metal Mining Co. Ltd.	101,000	1,368
	Tohoku Electric Power Co. Inc.	100,800	1,344
^	Yahoo Japan Corp.	310,000	1,328
	Kajima Corp.	194,000	1,317
	Sekisui Chemical Co. Ltd.	78,300	1,314
	Concordia Financial Group Ltd.	284,679	1,309
	Bandai Namco Holdings Inc.	41,500	1,303
	Odakyu Electric Railway Co. Ltd.	66,900	1,299
	Nippon Paint Holdings Co. Ltd.	33,600	1,289
	Keikyu Corp.	111,000	1,274
	Koito Manufacturing Co. Ltd.	24,500	1,266
	Yakult Honsha Co. Ltd.	22,200	1,265
	NGK Insulators Ltd.	58,600	1,254
	NTT Data Corp.	26,700	1,240
	NH Foods Ltd.	43,000	1,226
	Ricoh Co. Ltd.	146,300	1,219
	Seiko Epson Corp.	58,900	1,206
	Suntory Beverage & Food Ltd.	26,600	1,198
	Kuraray Co. Ltd.	74,100	1,196
	Santen Pharmaceutical Co. Ltd.	84,500	1,189
	Japan Post Holdings Co. Ltd.	95,492	1,185
	Alps Electric Co. Ltd.	40,100	1,179
	Tosoh Corp.	124,981	1,175
*,^	Sharp Corp.	323,302	1,172
	Kikkoman Corp.	37,750	1,162

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
TOTO Ltd.	30,300	1,156
Ryohin Keikaku Co. Ltd.	5,107	1,152
Shimizu Corp.	120,000	1,151
Toppan Printing Co. Ltd.	113,000	1,138
Trend Micro Inc.	25,600	1,126
Tobu Railway Co. Ltd.	221,000	1,121
Brother Industries Ltd.	54,200	1,115
M3 Inc.	43,469	1,111
Japan Post Bank Co. Ltd.	87,135	1,085
Kyushu Electric Power Co. Inc.	99,900	1,078
Nikon Corp.	74,400	1,062
MISUMI Group Inc.	55,700	1,055
Kyushu Railway Co.	33,524	1,051
Seibu Holdings Inc.	59,188	1,034
Lion Corp.	56,000	1,012
Kyowa Hakko Kirin Co. Ltd.	57,800	993
Yamaha Corp.	35,800	993
Mitsui Chemicals Inc.	194,000	993
FamilyMart UNY Holdings Co. Ltd.	17,271	976
Nissan Chemical Industries Ltd.	31,400	974
Keio Corp.	121,000	969
Shimadzu Corp.	57,000	968
* IHI Corp.	283,000	958
Mitsubishi Tanabe Pharma Corp.	47,100	957
Shizuoka Bank Ltd.	113,000	954
Stanley Electric Co. Ltd.	32,400	949
Mitsubishi Motors Corp.	145,700	933
Hoshizaki Corp.	11,182	933
Pigeon Corp.	29,900	927
Kawasaki Heavy Industries Ltd.	306,000	926
Amada Holdings Co. Ltd.	77,800	925
Yaskawa Electric Corp.	48,063	919
Hirose Electric Co. Ltd.	6,830	918
Chiba Bank Ltd.	137,000	918
Disco Corp.	5,800	917
NGK Spark Plug Co. Ltd.	41,600	902
Don Quijote Holdings Co. Ltd.	24,700	900
Aozora Bank Ltd.	246,901	900
Oji Holdings Corp.	184,000	891
Kansai Paint Co. Ltd.	40,000	885
Nagoya Railroad Co. Ltd.	192,000	882
Electric Power Development Co. Ltd.	38,000	882
Isetan Mitsukoshi Holdings Ltd.	80,600	881
Nissin Foods Holdings Co. Ltd.	15,300	876
Taiheiyo Cement Corp.	263,000	874
Nippon Express Co. Ltd.	159,000	873
Start Today Co. Ltd.	40,900	873
Mitsubishi Gas Chemical Co. Inc.	40,500	866
Nisshin Seifun Group Inc.	55,820	858
Mebuki Financial Group Inc.	217,550	854
Sumitomo Heavy Industries Ltd.	122,000	851
Hamamatsu Photonics KK	28,800	847
Obic Co. Ltd.	15,600	843
Konica Minolta Inc.	95,200	843
Konami Holdings Corp.	20,100	837
Sumco Corp.	46,826	820
Yamada Denki Co. Ltd.	155,660	817
Nomura Research Institute Ltd.	23,023	802
Hisamitsu Pharmaceutical Co. Inc.	15,600	799
Yokogawa Electric Corp.	51,600	797
Mitsubishi Materials Corp.	26,534	790
JGC Corp.	45,000	786
USS Co. Ltd.	44,400	785
Hino Motors Ltd.	61,800	775

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Daicel Corp.	67,400	774
Suruga Bank Ltd.	36,900	771
Tsuruha Holdings Inc.	7,600	769
Taisho Pharmaceutical Holdings Co. Ltd.	9,300	765
JTEKT Corp.	47,900	756
J Front Retailing Co. Ltd.	52,300	754
Teijin Ltd.	38,800	752
Mitsui OSK Lines Ltd.	244,397	748
Fukuoka Financial Group Inc.	163,000	744
ANA Holdings Inc.	245,000	738
Coca-Cola Bottlers Japan Inc.	24,675	736
Chugoku Electric Power Co. Inc.	66,600	726
Temp Holdings Co. Ltd.	38,500	724
Alfresa Holdings Corp.	39,700	717
Toho Co. Ltd. (Tokyo Shares 9602)	24,600	706
Hulic Co. Ltd.	74,800	705
Keisei Electric Railway Co. Ltd.	29,500	702
Sumitomo Rubber Industries Ltd.	39,000	702
Toho Gas Co. Ltd.	98,000	701
Sojitz Corp.	275,448	700
Toyo Suisan Kaisha Ltd.	18,600	699
Kobayashi Pharmaceutical Co. Ltd.	13,200	692
Otsuka Corp.	12,900	691
JSR Corp.	37,800	691
Lawson Inc.	10,400	690
Advantest Corp.	36,900	690
Nabtesco Corp.	24,000	680
Haseko Corp.	59,100	675
Keihan Holdings Co. Ltd.	107,000	673
* Nippon Yusen KK	334,000	672
Casio Computer Co. Ltd.	47,600	671
Shimamura Co. Ltd.	4,900	671
Shinsei Bank Ltd.	359,000	670
Asics Corp.	37,500	664
Hakuhodo DY Holdings Inc.	54,000	658
Idemitsu Kosan Co. Ltd.	20,500	655
Ebara Corp.	21,500	655
Sony Financial Holdings Inc.	39,300	654
Fuji Electric Co. Ltd.	119,000	652
Rinnai Corp.	7,800	649
Ezaki Glico Co. Ltd.	12,000	632
DIC Corp.	17,700	630
Sohgo Security Services Co. Ltd.	14,400	629
SCREEN Holdings Co. Ltd.	8,600	625
Marui Group Co. Ltd.	45,500	623
Tokyu Fudosan Holdings Corp.	112,986	617
Air Water Inc.	32,000	616
Credit Saison Co. Ltd.	33,800	616
CyberAgent Inc.	19,800	615
Tokyo Tatemono Co. Ltd.	45,000	615
Hitachi Chemical Co. Ltd.	21,300	610
Mabuchi Motor Co. Ltd.	10,700	604
THK Co. Ltd.	23,400	604
Bank of Kyoto Ltd.	76,000	602
Kurita Water Industries Ltd.	23,300	602
Nichirei Corp.	24,000	597
Kose Corp.	6,200	589
Nippon Shinyaku Co. Ltd.	11,000	585
Hitachi Metals Ltd.	41,700	584
Daifuku Co. Ltd.	23,100	584
Kewpie Corp.	22,700	578
Sumitomo Dainippon Pharma Co. Ltd.	34,900	573
Takashimaya Co. Ltd.	62,000	571
Nankai Electric Railway Co. Ltd.	116,000	570

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Toyo Seikan Group Holdings Ltd.	33,900	569
	SBI Holdings Inc.	40,840	567
	Azbil Corp.	16,800	566
	Hiroshima Bank Ltd.	131,000	566
	Suzuken Co. Ltd.	17,060	565
	Park24 Co. Ltd.	21,800	562
	NOK Corp.	23,500	560
	Calbee Inc.	15,900	556
	Chugoku Bank Ltd.	37,300	554
	Miraca Holdings Inc.	12,000	553
*	Kobe Steel Ltd.	62,100	552
	Hitachi Construction Machinery Co. Ltd.	21,400	552
	Sega Sammy Holdings Inc.	40,900	549
	Yamazaki Baking Co. Ltd.	26,000	549
	Showa Denko KK	28,700	548
	Nippon Electric Glass Co. Ltd.	88,000	546
	MediPal Holdings Corp.	32,100	532
	Hitachi High-Technologies Corp.	13,300	531
	Yamaguchi Financial Group Inc.	47,000	521
	Kaneka Corp.	66,000	520
	Hikari Tsushin Inc.	5,400	519
	Ube Industries Ltd.	220,000	511
	Kyushu Financial Group Inc.	81,970	511
	Furukawa Electric Co. Ltd.	12,600	510
	Hachijuni Bank Ltd.	86,000	508
	Kakaku.com Inc.	34,968	505
	Iida Group Holdings Co. Ltd.	31,581	503
	Gunma Bank Ltd.	93,000	499
	AEON Financial Service Co. Ltd.	25,900	498
	Ulvac Inc.	10,600	498
*,^	PeptiDream Inc.	8,300	497
	Sumitomo Forestry Co. Ltd.	32,200	493
	Nippon Kayaku Co. Ltd.	36,000	492
	NTN Corp.	96,000	489
*,^	Kawasaki Kisen Kaisha Ltd.	184,000	484
	Mitsubishi UFJ Lease & Finance Co. Ltd.	92,400	483
	Denka Co. Ltd.	93,000	479
	Square Enix Holdings Co. Ltd.	16,600	478
	Horiba Ltd.	8,100	478
	Sundrug Co. Ltd.	13,600	477
	DeNA Co. Ltd.	22,100	474
	Nippon Shokubai Co. Ltd.	7,000	470
	Kagome Co. Ltd.	17,200	469
^	Seven Bank Ltd.	138,400	465
	Tsumura & Co.	14,300	463
	Aeon Mall Co. Ltd.	26,772	455
	Nexon Co. Ltd.	26,600	453
	COMSYS Holdings Corp.	23,600	449
	Asahi Intecc Co. Ltd.	10,000	445
	Showa Shell Sekiyu KK	46,000	444
	Nihon M&A Center Inc.	13,000	444
	Takara Holdings Inc.	41,100	441
	Ito En Ltd.	12,100	439
	Hokuhoku Financial Group Inc.	27,800	437
	Kaken Pharmaceutical Co. Ltd.	7,300	434
	Yokohama Rubber Co. Ltd.	22,000	432
	TIS Inc.	17,000	428
	Rohto Pharmaceutical Co. Ltd.	22,900	428
	Sanwa Holdings Corp.	42,100	424
	Toyo Tire & Rubber Co. Ltd.	24,100	424
	DMG Mori Co. Ltd.	25,600	423
	Topcon Corp.	23,900	422
	Iyo Bank Ltd.	59,400	422
	Nifco Inc.	8,401	420

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Benesse Holdings Inc.	13,800	416
	Kinden Corp.	27,500	416
	Skylark Co. Ltd.	27,401	414
	Sapporo Holdings Ltd.	14,800	414
	Citizen Watch Co. Ltd.	62,100	412
	Toyoda Gosei Co. Ltd.	15,500	412
	Matsumotokiyoshi Holdings Co. Ltd.	8,200	411
	Nomura Real Estate Holdings Inc.	24,300	411
	Izumi Co. Ltd.	8,200	410
	Daido Steel Co. Ltd.	73,000	406
	Morinaga & Co. Ltd.	8,600	406
	Sotetsu Holdings Inc.	87,000	405
	Oracle Corp. Japan	7,000	403
	MonotaRO Co. Ltd.	12,300	400
	Kamigumi Co. Ltd.	44,000	400
	Glory Ltd.	11,900	400
^	Japan Airport Terminal Co. Ltd.	11,500	399
	Fujikura Ltd.	53,000	398
*	Tokuyama Corp.	80,000	394
	Relo Group Inc.	24,000	394
	Shikoku Electric Power Co. Inc.	32,600	392
	Mitsui Mining & Smelting Co. Ltd.	116,000	391
	Zeon Corp.	34,000	387
	Daiichikosho Co. Ltd.	8,800	382
	Nipro Corp.	25,100	381
	NHK Spring Co. Ltd.	34,000	380
	Ibiden Co. Ltd.	21,400	377
	Sugi Holdings Co. Ltd.	7,600	377
	GS Yuasa Corp.	81,000	375
	Mitsubishi Logistics Corp.	29,000	375
	Nippon Paper Industries Co. Ltd.	19,800	374
	Japan Post Insurance Co. Ltd.	16,380	373
	Nishi-Nippon Railroad Co. Ltd.	88,000	372
	Taiyo Nippon Sanso Corp.	31,100	372
	Maruichi Steel Tube Ltd.	13,100	371
	Pola Orbis Holdings Inc.	16,000	369
	Tokyo Century Corp.	10,700	369
	Aoyama Trading Co. Ltd.	10,300	368
*	Acom Co. Ltd.	82,800	368
	Nihon Kohden Corp.	16,200	367
	Sawai Pharmaceutical Co. Ltd.	6,700	366
	Zenkoku Hosho Co. Ltd.	10,100	365
	Hokuriku Electric Power Co.	39,500	365
	Sankyo Co. Ltd.	10,300	359
	Seino Holdings Co. Ltd.	30,800	357
	NOF Corp.	31,000	349
	Cosmos Pharmaceutical Corp.	1,700	344
	Sumitomo Osaka Cement Co. Ltd.	79,000	343
	Welcia Holdings Co. Ltd.	10,600	341
	Heiwa Corp.	13,100	338
	77 Bank Ltd.	78,000	337
	Tadano Ltd.	26,000	336
	OKUMA Corp.	32,000	336
	Dowa Holdings Co. Ltd.	45,000	335
	Hanwa Co. Ltd.	47,000	333
	Toyobo Co. Ltd.	188,000	333
	Morinaga Milk Industry Co. Ltd.	42,000	332
	OSG Corp.	16,100	332
	Megmilk Snow Brand Co. Ltd.	11,100	331
	Zensho Holdings Co. Ltd.	19,300	330
	SCSK Corp.	8,200	330
	Miura Co. Ltd.	19,700	330
	Amano Corp.	15,400	329
	Bic Camera Inc.	32,800	326

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
ADEKA Corp.	22,100	326
Sankyu Inc.	51,000	324
Itoham Yonekyu Holdings Inc.	34,872	322
House Foods Group Inc.	14,300	318
Wacoal Holdings Corp.	25,000	317
Toda Corp.	51,000	315
Aica Kogyo Co. Ltd.	11,000	314
K's Holdings Corp.	16,284	313
Nagase & Co. Ltd.	21,600	313
TechnoPro Holdings Inc.	8,000	313
Taiyo Yuden Co. Ltd.	25,600	312
Ushio Inc.	24,800	312
Awa Bank Ltd.	47,000	310
Pilot Corp.	7,600	309
Shochiku Co. Ltd.	27,000	308
Toagosei Co. Ltd.	25,900	304
H2O Retailing Corp.	17,900	304
Japan Airlines Co. Ltd.	9,600	303
Kyowa Exeo Corp.	20,000	302
Hazama Ando Corp.	42,100	300
Nichias Corp.	29,000	296
Mitsubishi Pencil Co. Ltd.	5,300	294
Nishi-Nippon Financial Holdings Inc.	30,600	292
* Ain Holdings Inc.	4,200	291
Okumura Corp.	47,000	290
Tokyo Ohka Kogyo Co. Ltd.	8,800	285
Toho Holdings Co. Ltd.	13,100	285
Hokkaido Electric Power Co. Inc.	39,000	283
Oki Electric Industry Co. Ltd.	18,900	282
Itochu Techno-Solutions Corp.	9,700	282
TS Tech Co. Ltd.	10,600	278
Jafco Co. Ltd.	7,800	278
Iwatani Corp.	47,000	277
Mochida Pharmaceutical Co. Ltd.	3,671	277
Nishimatsu Construction Co. Ltd.	54,000	275
Leopalace21 Corp.	51,600	274
Penta-Ocean Construction Co. Ltd.	54,000	274
Toyota Boshoku Corp.	12,900	273
Tsubakimoto Chain Co.	31,000	273
Daishi Bank Ltd.	67,000	269
Nippon Light Metal Holdings Co. Ltd.	119,800	268
Nihon Parkerizing Co. Ltd.	20,500	263
ABC-Mart Inc.	4,700	261
San-In Godo Bank Ltd.	32,000	261
Juroku Bank Ltd.	82,000	261
Hokkoku Bank Ltd.	69,000	259
*,^ LINE Corp.	7,494	259
Maeda Corp.	28,000	257
Shiga Bank Ltd.	49,000	256
Sangetsu Corp.	14,500	256
Nisshinbo Holdings Inc.	25,000	256
Fujitsu General Ltd.	12,000	255
Ogaki Kyoritsu Bank Ltd.	87,000	254
Onward Holdings Co. Ltd.	34,000	253
Nippo Corp.	13,000	250
Kiyo Bank Ltd.	16,007	250
SHO-BOND Holdings Co. Ltd.	5,400	247
Ariake Japan Co. Ltd.	3,900	247
Hitachi Transport System Ltd.	11,600	247
Takasago Thermal Engineering Co. Ltd.	15,900	246
Nippon Suisan Kaisha Ltd.	50,900	246
Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	246
Fuji Machine Manufacturing Co. Ltd.	19,300	245
Tokyo Seimitsu Co. Ltd.	7,900	245

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Yoshinoya Holdings Co. Ltd.	15,000	245
Duskin Co. Ltd.	10,900	245
Capcom Co. Ltd.	11,300	244
Tokai Tokyo Financial Holdings Inc.	47,900	242
Topre Corp.	9,000	240
Autobacs Seven Co. Ltd.	15,800	239
Nippon Gas Co. Ltd.	8,300	239
Nikkon Holdings Co. Ltd.	11,200	234
Shimachu Co. Ltd.	10,100	234
Meitec Corp.	5,400	233
Gree Inc.	29,100	233
Hitachi Kokusai Electric Inc.	10,400	233
SMS Co. Ltd.	8,700	232
Fukuyama Transporting Co. Ltd.	38,000	231
Resorttrust Inc.	13,400	231
Rengo Co. Ltd.	38,000	230
Kenedix Inc.	49,600	229
Ship Healthcare Holdings Inc.	8,500	229
Fujimori Kogyo Co. Ltd.	7,300	229
Kandenko Co. Ltd.	23,000	229
FP Corp.	4,800	229
Senshu Ikeda Holdings Inc.	54,200	229
KYORIN Holdings Inc.	10,900	228
Lintec Corp.	10,300	227
Gunze Ltd.	56,000	226
Maruha Nichiro Corp.	7,900	226
Sanrio Co. Ltd.	12,292	225
Mandom Corp.	4,700	223
Fuji Oil Holdings Inc.	9,500	223
^ PanaHome Corp.	20,000	222
Kyudenko Corp.	7,700	221
Kumagai Gumi Co. Ltd.	82,000	221
Yamato Kogyo Co. Ltd.	8,800	220
Nisshin Oillio Group Ltd.	37,000	219
Koei Tecmo Holdings Co. Ltd.	10,800	219
Hitachi Capital Corp.	8,900	218
Ai Holdings Corp.	8,700	214
Shima Seiki Manufacturing Ltd.	5,900	214
Keiyo Bank Ltd.	49,000	213
Chiyoda Corp.	32,000	213
Cosmo Energy Holdings Co. Ltd.	13,400	212
Valor Holdings Co. Ltd.	8,800	210
Shikoku Bank Ltd.	73,000	210
Orient Corp.	117,800	210
Fuji Seal International Inc.	8,800	209
Japan Steel Works Ltd.	13,000	209
Anritsu Corp.	25,500	206
Heiwado Co. Ltd.	9,600	206
Musashino Bank Ltd.	7,000	204
Saibu Gas Co. Ltd.	88,000	203
Maeda Road Construction Co. Ltd.	11,000	203
Nachi-Fujikoshi Corp.	38,000	203
HIS Co. Ltd.	8,500	203
Piolax Inc.	8,700	200
Kokuyo Co. Ltd.	15,400	200
North Pacific Bank Ltd.	52,400	200
Bank of Okinawa Ltd.	5,180	200
Ryosan Co. Ltd.	6,100	200
NTT Urban Development Corp.	22,100	199
Sumitomo Bakelite Co. Ltd.	31,000	199
Hokuetsu Kishu Paper Co. Ltd.	28,500	199
KYB Corp.	40,000	198
Hitachi Zosen Corp.	34,000	197
Paramount Bed Holdings Co. Ltd.	4,700	197

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Canon Marketing Japan Inc.	9,300	196
	Sakata Seed Corp.	6,200	196
	PALTAC Corp.	6,600	195
	MOS Food Services Inc.	6,200	194
	Sumitomo Mitsui Construction Co. Ltd.	179,100	194
^	Nissha Printing Co. Ltd.	7,800	194
	Okasan Securities Group Inc.	33,000	192
	Fuji Kyuko Co. Ltd.	21,000	192
	Nihon Unisys Ltd.	13,700	192
	Yaoko Co. Ltd.	4,900	190
	Kadokawa Dwango Corp.	13,736	190
	Kanamoto Co. Ltd.	7,000	190
	Fujitec Co. Ltd.	16,000	190
	Nippon Steel & Sumikin Bussan Corp.	4,600	189
	cocokara fine Inc.	4,000	189
	TPR Co. Ltd.	5,600	189
	Unipres Corp.	8,900	189
	Totetsu Kogyo Co. Ltd.	6,500	188
	Nippon Seiki Co. Ltd.	9,000	188
	Sanyo Special Steel Co. Ltd.	34,000	187
	Arcs Co. Ltd.	8,700	186
	Tokai Rika Co. Ltd.	10,000	186
	Inaba Denki Sangyo Co. Ltd.	5,100	185
	Nichiha Corp.	5,900	185
	Trusco Nakayama Corp.	8,000	183
	Colowide Co. Ltd.	11,100	182
*,^	Aiful Corp.	60,300	182
	Nanto Bank Ltd.	4,800	182
	Kuroda Electric Co. Ltd.	8,700	181
	Central Glass Co. Ltd.	42,000	181
*,^	Japan Display Inc.	79,700	180
	Nippon Flour Mills Co. Ltd.	12,000	180
^	GMO Payment Gateway Inc.	4,000	179
	Earth Chemical Co. Ltd.	3,300	179
	Okinawa Electric Power Co. Inc.	7,325	179
	Daiseki Co. Ltd.	8,000	178
	Miyazaki Bank Ltd.	58,000	178
	Makino Milling Machine Co. Ltd.	20,000	178
^	Daio Paper Corp.	14,000	177
	Yuasa Trading Co. Ltd.	6,100	177
^	EDION Corp.	18,100	176
	DCM Holdings Co. Ltd.	20,200	176
	Tokai Carbon Co. Ltd.	40,000	175
	Takara Standard Co. Ltd.	10,500	174
	Hyakugo Bank Ltd.	43,000	174
	Okamoto Industries Inc.	16,000	173
	Fuyo General Lease Co. Ltd.	3,700	173
	San-A Co. Ltd.	3,800	173
	UACJ Corp.	65,000	172
	Tochigi Bank Ltd.	36,100	172
	Seikagaku Corp.	10,800	172
	Nitto Boseki Co. Ltd.	34,000	172
	Kyoritsu Maintenance Co. Ltd.	5,872	172
	Tomy Co. Ltd.	17,200	171
	Kissei Pharmaceutical Co. Ltd.	6,548	171
	United Arrows Ltd.	5,500	170
	FCC Co. Ltd.	8,900	170
	Joyful Honda Co. Ltd.	5,094	169
*	Kusuri no Aoki Holdings Co. Ltd.	3,900	168
	GungHo Online Entertainment Inc.	74,800	168
	Noritz Corp.	8,600	167
	Kanematsu Corp.	82,000	167
	JINS Inc.	3,100	167
	Tokyo Dome Corp.	18,000	166

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Matsui Securities Co. Ltd.	20,400	166
Saizeriya Co. Ltd.	5,900	166
Toho Bank Ltd.	45,000	165
Mitsuba Corp.	8,700	165
Hokuetsu Bank Ltd.	6,700	164
Takeuchi Manufacturing Co. Ltd.	9,200	164
Asatsu-DK Inc.	6,300	163
Daikyonishikawa Corp.	12,800	163
Iino Kaiun Kaisha Ltd.	39,400	163
TOMONY Holdings Inc.	30,600	163
Hyakujushi Bank Ltd.	49,000	162
Toyo Ink SC Holdings Co. Ltd.	33,000	162
Bank of Nagoya Ltd.	4,400	162
Exedy Corp.	5,900	161
Transcosmos Inc.	6,700	161
GMO Internet Inc.	13,500	160
Hosiden Corp.	14,400	159
Meidensha Corp.	43,000	157
Nippon Signal Company Ltd.	16,400	157
United Super Markets Holdings Inc.	16,160	157
Kato Sangyo Co. Ltd.	6,400	157
Taiyo Holdings Co. Ltd.	3,500	156
Takuma Co. Ltd.	15,000	156
Yodogawa Steel Works Ltd.	6,000	155
Okamura Corp.	17,500	155
Hogy Medical Co. Ltd.	2,400	154
Seiko Holdings Corp.	37,000	154
Toshiba Machine Co. Ltd.	37,000	154
Japan Pulp & Paper Co. Ltd.	44,000	153
Tokyo Steel Manufacturing Co. Ltd.	20,500	153
Adastria Co. Ltd.	6,140	152
Sekisui Jushi Corp.	8,600	152
J Trust Co. Ltd.	19,500	151
Futaba Corp.	8,400	151
* Token Corp.	1,900	150
Digital Garage Inc.	7,100	150
Fuso Chemical Co. Ltd.	4,800	150
Nichi-iko Pharmaceutical Co. Ltd.	9,650	150
Senko Group Holdings Co. Ltd.	23,000	150
Hiday Hidaka Corp.	6,998	148
Tokushu Tokai Paper Co. Ltd.	4,000	148
Fukui Bank Ltd.	60,000	148
Komeri Co. Ltd.	6,000	147
Tokyo TY Financial Group Inc.	5,049	147
NS Solutions Corp.	6,700	147
Kureha Corp.	3,300	146
Kohnan Shoji Co. Ltd.	7,500	145
Chiyoda Co. Ltd.	5,800	145
Eighteenth Bank Ltd.	47,000	144
Shinmaywa Industries Ltd.	17,000	143
Aomori Bank Ltd.	41,000	143
NET One Systems Co. Ltd.	15,600	142
CKD Corp.	11,300	142
Yamanashi Chuo Bank Ltd.	32,000	141
Nissan Shatai Co. Ltd.	15,000	141
Kisoji Co. Ltd.	6,000	141
Futaba Industrial Co. Ltd.	16,800	140
Minato Bank Ltd.	7,400	140
Nippon Densetsu Kogyo Co. Ltd.	7,100	140
Eagle Industry Co. Ltd.	9,900	140
Riken Corp.	3,200	140
Seiren Co. Ltd.	9,400	140
Siix Corp.	3,500	140
Nagatanien Holdings Co. Ltd.	11,000	140

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Iriso Electronics Co. Ltd.	2,200	139
	Yamagata Bank Ltd.	31,000	139
	Hokuto Corp.	7,400	139
	V Technology Co. Ltd.	900	138
	Jaccs Co. Ltd.	32,000	137
	Japan Lifeline Co. Ltd.	6,800	136
	Tokyu Construction Co. Ltd.	16,700	136
	Topy Industries Ltd.	5,000	136
	Toshiba TEC Corp.	26,000	136
	Zojirushi Corp.	10,000	136
	Relia Inc.	13,700	135
	Bank of Iwate Ltd.	3,300	135
	Taikisha Ltd.	5,400	135
	Ehime Bank Ltd.	10,600	134
	Sumitomo Warehouse Co. Ltd.	22,000	134
	Sanken Electric Co. Ltd.	29,000	133
	Daihen Corp.	21,000	133
	Dexerials Corp.	14,800	133
	Sakata INX Corp.	9,400	133
	Hitachi Maxell Ltd.	6,700	132
	Kitz Corp.	18,900	132
	G-Tekt Corp.	7,500	132
*,^	euglena Co. Ltd.	12,700	132
	Noevir Holdings Co. Ltd.	3,200	132
	Kasai Kogyo Co. Ltd.	10,600	132
	Morita Holdings Corp.	9,000	132
	Royal Holdings Co. Ltd.	6,700	131
^	ASKUL Corp.	4,500	131
	ZERIA Pharmaceutical Co. Ltd.	8,700	131
	Takara Bio Inc.	9,500	131
	Nippon Soda Co. Ltd.	24,000	130
	Takasago International Corp.	3,900	130
	TSI Holdings Co. Ltd.	19,400	130
	Nagaileben Co. Ltd.	5,600	129
	Aichi Steel Corp.	3,300	129
*	Nippon Sheet Glass Co. Ltd.	16,574	129
	Showa Sangyo Co. Ltd.	24,000	128
	Gurunavi Inc.	6,400	128
	Okura Industrial Co. Ltd.	27,000	128
	Rock Field Co. Ltd.	8,000	128
	Nisshin Steel Co. Ltd.	10,400	127
	Chofu Seisakusho Co. Ltd.	5,300	127
	Nomura Co. Ltd.	6,600	126
	Fancl Corp.	7,500	126
	Maruzen Showa Unyu Co. Ltd.	32,000	126
	Sumitomo Real Estate Sales Co. Ltd.	3,900	126
	Sato Holdings Corp.	5,500	126
	Eizo Corp.	3,800	126
	Yushin Precision Equipment Co. Ltd.	4,400	126
	Katakura Industries Co. Ltd.	10,200	125
	Meiko Network Japan Co. Ltd.	9,600	125
	Kameda Seika Co. Ltd.	2,749	125
	Ichigo Inc.	42,900	125
	Mirait Holdings Corp.	12,000	125
	Key Coffee Inc.	6,300	125
	Senshukai Co. Ltd.	17,000	125
	Asunaro Aoki Construction Co. Ltd.	16,900	124
*	Pioneer Corp.	68,800	124
	TOC Co. Ltd.	13,600	124
	Toho Zinc Co. Ltd.	28,000	124
	Marudai Food Co. Ltd.	27,000	124
	Nikkiso Co. Ltd.	12,100	124
	Sanyo Electric Railway Co. Ltd.	23,907	123
	Osaka Steel Co. Ltd.	6,500	123

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Daikyo Inc.	59,000	123
Nichiden Corp.	4,000	123
Open House Co. Ltd.	5,000	123
Japan Petroleum Exploration Co. Ltd.	5,600	122
Toshiba Plant Systems & Services Corp.	7,500	122
Towa Bank Ltd.	117,000	122
Chudenko Corp.	5,500	121
Sankyo Tateyama Inc.	8,200	120
Prima Meat Packers Ltd.	26,000	120
Starts Corp. Inc.	5,400	120
Aeon Delight Co. Ltd.	3,900	119
Ryobi Ltd.	27,000	119
TOKAI Holdings Corp.	15,400	119
Keihin Corp.	7,500	118
Doutor Nichires Holdings Co. Ltd.	5,500	117
Infomart Corp.	19,400	116
Oita Bank Ltd.	30,000	116
Daiwabo Holdings Co. Ltd.	33,000	116
Nichicon Corp.	12,200	116
Aichi Bank Ltd.	2,100	116
Heiwa Real Estate Co. Ltd.	7,200	115
Tsugami Corp.	15,000	114
Round One Corp.	13,300	114
Kintetsu World Express Inc.	7,300	113
IBJ Leasing Co. Ltd.	5,200	113
Nitta Corp.	4,000	113
Daisan Bank Ltd.	7,400	113
T Hasegawa Co. Ltd.	5,800	113
Toei Co. Ltd.	13,000	113
Nippon Ceramic Co. Ltd.	5,300	113
Pacific Industrial Co. Ltd.	8,000	112
Matsuya Co. Ltd.	13,300	112
Furukawa Co. Ltd.	58,000	112
Tosho Co. Ltd.	2,600	112
Matsuda Sangyo Co. Ltd.	8,300	111
Fuji Soft Inc.	4,200	111
Toridoll Holdings Corp.	4,600	111
Hisaka Works Ltd.	12,900	110
KOMEDA Holdings Co. Ltd.	6,400	110
Obara Group Inc.	2,400	110
Japan Aviation Electronics Industry Ltd.	8,000	109
Tachi-S Co. Ltd.	5,700	109
F@N Communications Inc.	13,700	109
Belluna Co. Ltd.	11,900	109
Life Corp.	4,100	109
NS United Kaiun Kaisha Ltd.	51,000	109
AOKI Holdings Inc.	8,800	109
Chukyo Bank Ltd.	5,200	109
Mani Inc.	4,200	109
Koa Corp.	6,400	108
Akita Bank Ltd.	34,000	108
Musashi Seimitsu Industry Co. Ltd.	4,400	108
Daibiru Corp.	11,700	108
VT Holdings Co. Ltd.	21,100	107
* Lasertec Corp.	8,200	107
Kita-Nippon Bank Ltd.	3,700	107
NEC Networks & System Integration Corp.	5,100	107
Milbon Co. Ltd.	2,200	106
Nissin Electric Co. Ltd.	9,000	106
Nishimatsuya Chain Co. Ltd.	10,000	106
Ci:z Holdings Co. Ltd.	3,600	106
Kanto Denka Kogyo Co. Ltd.	12,000	106
Osaki Electric Co. Ltd.	13,000	106
Uchida Yoko Co. Ltd.	4,600	105

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Kumiai Chemical Industry Co. Ltd.	18,263	105
	Cawachi Ltd.	4,000	105
	Kotobuki Spirits Co. Ltd.	3,900	105
	Nitto Kohki Co. Ltd.	4,500	105
	Wakita & Co. Ltd.	9,100	105
^	COLOPL Inc.	11,300	104
	Shinko Shoji Co. Ltd.	8,900	104
	Wacom Co. Ltd.	28,000	104
	Outsourcing Inc.	2,700	104
	Mizuno Corp.	20,000	103
	Axial Retailing Inc.	2,699	103
	Nojima Corp.	6,900	103
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	102
	Shinko Electric Industries Co. Ltd.	14,300	102
	Giken Ltd.	4,400	102
	Funai Soken Holdings Inc.	5,300	102
	Alpine Electronics Inc.	7,000	102
	Sanshin Electronics Co. Ltd.	8,600	102
	Pack Corp.	3,600	101
	Oiles Corp.	5,560	101
	Mitsubishi Steel Manufacturing Co. Ltd.	48,000	100
	Japan Securities Finance Co. Ltd.	19,000	100
	Osaka Soda Co. Ltd.	22,000	100
	Unizo Holdings Co. Ltd.	3,900	100
	Dip Corp.	4,500	99
	Artnature Inc.	15,500	99
	Nippon Valqua Industries Ltd.	5,800	99
	Yusen Logistics Co. Ltd.	10,400	99
	Monex Group Inc.	39,500	99
	Fujiya Co. Ltd.	43,000	99
	Internet Initiative Japan Inc.	5,400	99
	Sankyo Seiko Co. Ltd.	28,400	98
	Teikoku Electric Manufacturing Co. Ltd.	10,200	98
	NichiiGakkan Co. Ltd.	12,900	98
*	Pacific Metals Co. Ltd.	30,000	97
	Toyo Kohan Co. Ltd.	27,100	97
	Asahi Diamond Industrial Co. Ltd.	12,600	97
	Menicon Co. Ltd.	3,100	97
	Tokyo Rope Manufacturing Co. Ltd.	6,300	96
	Eiken Chemical Co. Ltd.	3,500	96
	Neturen Co. Ltd.	11,600	96
	Inageya Co. Ltd.	6,647	95
	Toenec Corp.	18,000	95
	Doshisha Co. Ltd.	4,700	95
	Hokkaido Gas Co. Ltd.	39,000	95
	Nissin Kogyo Co. Ltd.	5,500	95
	Sintokogio Ltd.	10,800	94
	Komori Corp.	7,100	94
	Kyoei Steel Ltd.	5,800	94
*	Unitika Ltd.	115,000	94
	San-Ai Oil Co. Ltd.	11,000	93
	Raito Kogyo Co. Ltd.	9,400	93
	Kyokuyo Co. Ltd.	3,500	92
	Toyo Kanetsu KK	36,000	92
	Tekken Corp.	31,000	92
	Organo Corp.	20,000	92
	Fujicco Co. Ltd.	4,000	92
	Aida Engineering Ltd.	10,500	91
	DyDo Group Holdings Inc.	1,900	91
	Elecom Co. Ltd.	4,400	91
	ESPEC Corp.	7,500	91
	Nishio Rent All Co. Ltd.	3,000	91
	Bank of Saga Ltd.	34,000	91
	Iseki & Co. Ltd.	44,000	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Konishi Co. Ltd.	7,000	89
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	89
	Tokyo Broadcasting System Holdings Inc.	5,000	89
	Ichikoh Industries Ltd.	17,000	89
	Jeol Ltd.	18,000	89
	As One Corp.	2,000	89
	NSD Co. Ltd.	5,390	88
	Max Co. Ltd.	6,000	88
	SKY Perfect JSAT Holdings Inc.	19,100	88
	Sakai Moving Service Co. Ltd.	3,000	87
	Shinko Plantech Co. Ltd.	11,700	87
	Ricoh Leasing Co. Ltd.	2,700	87
	Descente Ltd.	7,200	87
	GCA Corp.	10,800	87
	Kansai Urban Banking Corp.	7,000	87
	Zenrin Co. Ltd.	4,600	86
	Atom Corp.	13,249	86
	Advan Co. Ltd.	8,200	86
	Press Kogyo Co. Ltd.	17,600	85
	Macnica Fuji Electronics Holdings Inc.	6,000	85
	Joshin Denki Co. Ltd.	8,000	85
	Shibuya Corp.	3,200	85
	Kurabo Industries Ltd.	38,000	85
	Yonex Co. Ltd.	8,400	85
	FIDEA Holdings Co. Ltd.	44,900	84
	Fuji Co. Ltd.	3,400	84
	Fukui Computer Holdings Inc.	3,200	84
	METAWATER Co. Ltd.	3,200	83
	Chuetsu Pulp & Paper Co. Ltd.	39,000	83
	Takara Leben Co. Ltd.	17,600	83
	Kamei Corp.	7,500	83
	Tokyo Electron Device Ltd.	5,800	83
	Ohsho Food Service Corp.	2,200	82
	Yakuodo Co. Ltd.	3,000	82
	Nippon Thompson Co. Ltd.	15,000	82
	Fujitsu Frontech Ltd.	5,900	82
	Tamura Corp.	17,000	82
	TKC Corp.	3,000	82
	Konoike Transport Co. Ltd.	6,000	82
	Tocalo Co. Ltd.	3,000	81
	Financial Products Group Co. Ltd.	9,300	81
	Yamazen Corp.	8,500	81
	Asahi Holdings Inc.	4,300	80
	Shikoku Chemicals Corp.	7,000	80
	Canon Electronics Inc.	4,300	80
	Plenus Co. Ltd.	3,800	80
	Benefit One Inc.	2,600	79
^	Tsubaki Nakashima Co. Ltd.	4,500	79
*,^	U-Shin Ltd.	11,400	79
	Anicom Holdings Inc.	3,300	79
	MCJ Co. Ltd.	6,800	78
	Sinfonia Technology Co. Ltd.	28,000	78
	kabu. com Securities Co. Ltd.	24,800	78
^	Kura Corp.	1,900	78
	Atsugi Co. Ltd.	65,000	78
	Hioki EE Corp.	3,800	78
	Sodick Co. Ltd.	8,000	78
	Bando Chemical Industries Ltd.	8,500	78
	Optex Group Co. Ltd.	2,800	78
	Create SD Holdings Co. Ltd.	3,300	78
	Riso Kagaku Corp.	4,400	77
	Ichibanya Co. Ltd.	2,400	77
^	eRex Co. Ltd.	6,400	77
	Takamatsu Construction Group Co. Ltd.	3,200	76

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Studio Alice Co. Ltd.	3,600	76
	T-Gaia Corp.	4,400	76
	Toyo Corp.	7,800	76
	Miroku Jyoho Service Co. Ltd.	4,000	76
^	Lifull Co. Ltd.	10,800	76
	Sakai Chemical Industry Co. Ltd.	22,000	75
	Star Micronics Co. Ltd.	4,500	75
	Hibiya Engineering Ltd.	5,100	75
	ASKA Pharmaceutical Co. Ltd.	5,100	75
	Ichiyoshi Securities Co. Ltd.	9,400	75
	Fuji Pharma Co. Ltd.	2,300	75
	Denyo Co. Ltd.	5,100	75
	Hodogaya Chemical Co. Ltd.	2,400	74
	Dunlop Sports Co. Ltd.	8,000	74
	Sanyo Denki Co. Ltd.	9,000	74
	Qol Co. Ltd.	5,400	74
	Mitsubishi Shokuhin Co. Ltd.	2,300	74
	Godo Steel Ltd.	5,000	74
	Foster Electric Co. Ltd.	4,400	73
	Goldwin Inc.	1,400	73
	Fujimi Inc.	3,800	73
	Bank of the Ryukyus Ltd.	5,300	73
	Takaoka Toko Co. Ltd.	4,800	73
	Hito Communications Inc.	4,700	73
	Tosei Corp.	10,200	72
	JAC Recruitment Co. Ltd.	4,700	72
	Justsystems Corp.	6,000	72
^	Istyle Inc.	8,900	72
^	W-Scope Corp.	5,300	71
	T RAD Co. Ltd.	24,000	71
	Yellow Hat Ltd.	3,100	71
	Aisan Industry Co. Ltd.	7,900	71
	Fukushima Industries Corp.	2,000	71
	Sogo Medical Co. Ltd.	1,800	71
	Japan Wool Textile Co. Ltd.	9,000	71
	Inabata & Co. Ltd.	5,700	70
	Namura Shipbuilding Co. Ltd.	10,900	70
	Chiba Kogyo Bank Ltd.	12,200	70
	Nippon Koei Co. Ltd.	2,600	70
	Ryoden Corp.	11,000	70
	Taihei Dengyo Kaisha Ltd.	7,000	69
	Nohmi Bosai Ltd.	5,000	69
	Pressance Corp.	6,000	69
	Sanki Engineering Co. Ltd.	8,000	69
	Toho Co. Ltd. (Tokyo Shares 8142)	2,800	69
	Ines Corp.	7,400	69
	Amuse Inc.	3,000	69
	OBIC Business Consultants Co. Ltd.	1,400	69
	Stella Chemifa Corp.	2,600	69
	DTS Corp.	2,600	68
	Daiken Corp.	3,600	68
	Create Restaurants Holdings Inc.	8,400	68
^	Keiyo Co. Ltd.	11,400	68
	Clarion Co. Ltd.	17,000	67
	UKC Holdings Corp.	3,700	67
	Kourakuen Holdings Corp.	4,200	67
	EPS Holdings Inc.	5,100	67
	Kanematsu Electronics Ltd.	2,500	67
	Mitsuboshi Belting Ltd.	7,000	67
	St. Marc Holdings Co. Ltd.	2,200	67
	Mimasu Semiconductor Industry Co. Ltd.	4,300	67
	Toppan Forms Co. Ltd.	6,600	67
	Megachips Corp.	2,500	66
	Tv Tokyo Holdings Corp.	3,000	66

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	BML Inc.	3,000	65
	Honeys Holdings Co. Ltd.	6,460	65
	Shibusawa Warehouse Co. Ltd.	21,000	65
	Nippon Chemi-Con Corp.	19,000	64
^	COOKPAD Inc.	8,100	64
	Matsuya Foods Co. Ltd.	1,700	64
	Nissin Corp.	19,000	64
	Nittetsu Mining Co. Ltd.	1,200	64
	Vector Inc.	4,600	64
	ST Corp.	4,000	64
	Vital KSK Holdings Inc.	7,200	63
*	CMK Corp.	9,600	63
	Marvelous Inc.	7,600	63
	Ryoyo Electro Corp.	4,300	63
	Kaga Electronics Co. Ltd.	3,400	63
	JVC Kenwood Corp.	23,600	63
	Sanyo Chemical Industries Ltd.	1,400	63
	Tokai Corp.	1,700	63
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	63
	Japan Material Co. Ltd.	3,800	62
	J-Oil Mills Inc.	1,600	62
	YAMABIKO Corp.	5,200	62
	Arakawa Chemical Industries Ltd.	3,500	62
	Systena Corp.	3,600	62
	Yondoshi Holdings Inc.	2,600	62
	Bunka Shutter Co. Ltd.	8,000	61
*	Showa Corp.	7,200	61
	Kyosan Electric Manufacturing Co. Ltd.	15,000	61
	Modec Inc.	2,900	61
	Shinwa Co. Ltd.	3,600	61
	Oyo Corp.	4,800	61
	Itochu Enex Co. Ltd.	7,300	61
^	Micronics Japan Co. Ltd.	7,000	61
	Kenko Mayonnaise Co. Ltd.	2,400	61
	OSJB Holdings Corp.	25,600	60
	Shindengen Electric Manufacturing Co. Ltd.	13,000	60
	Trancom Co. Ltd.	1,200	60
	Sumitomo Riko Co. Ltd.	5,900	60
	Tsukui Corp.	10,600	60
	OSAKA Titanium Technologies Co. Ltd.	4,100	60
	Fujibo Holdings Inc.	2,200	60
*	Ishihara Sangyo Kaisha Ltd.	6,100	60
	Wowow Inc.	1,800	60
	Nissei Build Kogyo Co. Ltd.	12,000	59
	TV Asahi Holdings Corp.	3,200	59
	Mitsui Sugar Co. Ltd.	2,400	59
	Chugoku Marine Paints Ltd.	8,000	59
^	Nippon Carbon Co. Ltd.	21,000	59
	Union Tool Co.	2,000	59
	Taiho Kogyo Co. Ltd.	4,500	59
	Michinoku Bank Ltd.	35,000	59
	Hakuto Co. Ltd.	5,492	59
	Daiho Corp.	12,000	58
	KAWADA TECHNOLOGIES Inc.	900	58
	Onoken Co. Ltd.	4,200	58
	Anest Iwata Corp.	6,600	58
	Tokyotokeiba Co. Ltd.	25,000	58
	Aeon Fantasy Co. Ltd.	2,200	58
	Belc Co. Ltd.	1,300	58
	Mars Engineering Corp.	2,800	58
	Sagami Chain Co. Ltd.	4,800	58
	Prestige International Inc.	6,400	57
	Ringer Hut Co. Ltd.	2,800	57
	Cosel Co. Ltd.	4,500	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Chiyoda Integre Co. Ltd.	2,600	57
	Kato Works Co. Ltd.	2,200	57
	Shizuoka Gas Co. Ltd.	8,400	57
	Yahagi Construction Co. Ltd.	6,400	57
	CAC Holdings Corp.	6,000	57
	Riken Vitamin Co. Ltd.	1,500	57
	Marusan Securities Co. Ltd.	7,200	57
	Maeda Kosen Co. Ltd.	4,300	57
	Nippon Denko Co. Ltd.	18,500	56
	Noritake Co. Ltd.	2,100	56
	Nippon Parking Development Co. Ltd.	43,500	56
	Tanseisha Co. Ltd.	6,300	56
*	Sanden Holdings Corp.	18,000	56
	Digital Arts Inc.	2,000	56
	Kobe Bussan Co. Ltd.	1,500	55
	Juki Corp.	4,800	55
	Hokkan Holdings Ltd.	12,000	55
	Tonami Holdings Co. Ltd.	16,000	55
*	Toyo Engineering Corp.	22,000	55
	Japan Transcity Corp.	13,000	55
	Towa Pharmaceutical Co. Ltd.	1,100	55
	Taisei Lamick Co. Ltd.	2,100	55
	Kitagawa Iron Works Co. Ltd.	2,800	54
	Tsukishima Kikai Co. Ltd.	5,000	54
	Alpen Co. Ltd.	3,000	54
	JSP Corp.	2,300	54
	Shin-Etsu Polymer Co. Ltd.	7,100	54
	Maruwa Co. Ltd.	1,500	54
	Mie Kotsu Group Holdings Inc.	15,900	53
*	Kintetsu Department Store Co. Ltd.	17,000	53
	Fukuda Corp.	6,000	53
	Achilles Corp.	3,300	53
	Avex Group Holdings Inc.	3,600	53
	Toyo Construction Co. Ltd.	14,700	53
	Rokko Butter Co. Ltd.	2,400	52
	Tenma Corp.	2,800	52
	Bell System24 Holdings Inc.	5,400	52
	WATAMI Co. Ltd.	4,300	52
	Hosokawa Micron Corp.	1,400	51
	Fudo Tetra Corp.	31,300	51
	Arata Corp.	1,900	51
	Meisei Industrial Co. Ltd.	9,000	51
	Sumitomo Seika Chemicals Co. Ltd.	1,200	51
	Melco Holdings Inc.	1,800	51
	Chuo Spring Co. Ltd.	17,000	51
	CI Takiron Corp.	10,000	51
	Mitani Sekisan Co. Ltd.	2,100	51
	Teikoku Sen-I Co. Ltd.	3,200	51
	CONEXIO Corp.	3,300	51
	Information Services International-Dentsu Ltd.	2,300	51
	Tokyo Energy & Systems Inc.	6,000	50
	Dai Nippon Toryo Co. Ltd.	22,000	50
*	Mitsubishi Paper Mills Ltd.	7,300	50
	Daiichi Jitsugyo Co. Ltd.	8,000	50
	Itoki Corp.	7,900	50
	Misawa Homes Co. Ltd.	5,400	50
	Pasona Group Inc.	6,700	50
*	Wellnet Corp.	3,500	50
^	Right On Co. Ltd.	5,800	50
	Ministop Co. Ltd.	2,600	50
	Shimizu Bank Ltd.	1,600	50
	Idec Corp.	4,500	49
	Toho Titanium Co. Ltd.	7,300	49
	Happinet Corp.	3,000	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Yokogawa Bridge Holdings Corp.	4,000	49
	Nippon Road Co. Ltd.	11,000	49
	Nippon Kanzai Co. Ltd.	3,000	49
	Elematec Corp.	3,100	49
	Nitto Kogyo Corp.	3,400	49
	Dai-Dan Co. Ltd.	5,000	49
	Yushiro Chemical Industry Co. Ltd.	3,858	49
	Roland DG Corp.	1,600	48
	PAL GROUP Holdings Co. Ltd.	1,800	48
	Pronexus Inc.	3,800	48
	Yokohama Reito Co. Ltd.	4,700	47
	Yorozu Corp.	3,100	47
	Kurimoto Ltd.	2,400	47
	Sanoh Industrial Co. Ltd.	6,600	47
	Daiwa Industries Ltd.	4,800	47
	Fujikura Kasei Co. Ltd.	8,000	47
	JCR Pharmaceuticals Co. Ltd.	2,200	47
*	KNT-CT Holdings Co. Ltd.	37,000	47
	Xebio Holdings Co. Ltd.	2,800	47
	Riken Technos Corp.	9,700	46
	Inaba Seisakusho Co. Ltd.	3,800	46
	Koatsu Gas Kogyo Co. Ltd.	7,000	46
	Goldcrest Co. Ltd.	2,600	46
	Itochu-Shokuhin Co. Ltd.	1,100	46
	Nippon Beet Sugar Manufacturing Co. Ltd.	2,200	46
	Mie Bank Ltd.	2,200	46
	ASAHI YUKIZAI Corp.	22,000	46
	Jimoto Holdings Inc.	25,700	46
	Nihon Chouzai Co. Ltd.	1,300	46
	Aiphone Co. Ltd.	2,900	45
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	45
	K&O Energy Group Inc.	2,900	45
	Kanagawa Chuo Kotsu Co. Ltd.	7,000	45
	Daido Metal Co. Ltd.	5,000	45
*	Toa Corp. (Tokyo Shares 1885)	2,400	44
	Okabe Co. Ltd.	4,900	44
^	S Foods Inc.	1,400	44
	Tsurumi Manufacturing Co. Ltd.	3,000	44
	Yurtec Corp.	7,000	44
	Tomoku Co. Ltd.	14,000	43
	Daito Pharmaceutical Co. Ltd.	2,100	43
	Kyodo Printing Co. Ltd.	13,000	43
	Daikokutenbussan Co. Ltd.	900	43
	Komatsu Seiren Co. Ltd.	6,800	43
	Tsukuba Bank Ltd.	14,600	42
	Ateam Inc.	1,600	42
	Toa Corp. (Tokyo Shares 6809)	4,900	42
	Nihon Yamamura Glass Co. Ltd.	25,000	42
	Japan Cash Machine Co. Ltd.	3,600	42
^	Fujita Kanko Inc.	13,000	42
	Yomiuri Land Co. Ltd.	11,000	42
	Broadleaf Co. Ltd.	6,400	42
	Aichi Corp.	5,600	41
	SMK Corp.	12,000	41
	Shinnihon Corp.	5,200	41
	Mitsubishi Kakoki Kaisha Ltd.	21,000	41
	Tosho Printing Co. Ltd.	9,000	41
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	40
	Kyokuto Securities Co. Ltd.	2,700	40
	Sekisui Plastics Co. Ltd.	5,500	40
	KFC Holdings Japan Ltd.	2,300	40
	Toyo Tanso Co. Ltd.	2,500	40
	AOI Electronics Co. Ltd.	1,300	40
	Kansai Super Market Ltd.	2,800	39

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sumitomo Densetsu Co. Ltd.	3,400	39
	Torishima Pump Manufacturing Co. Ltd.	4,200	39
^	BRONCO BILLY Co. Ltd.	1,700	39
	Arcland Service Holdings Co. Ltd.	1,400	39
	Nihon Nohyaku Co. Ltd.	6,000	39
	Sanyo Shokai Ltd.	26,000	38
	Enplas Corp.	1,400	38
*	SWCC Showa Holdings Co. Ltd.	52,000	38
	Zuiko Corp.	1,100	38
	Kitano Construction Corp.	14,000	38
	Halows Co. Ltd.	1,800	38
*,^	Takata Corp.	10,500	38
	Hamakyorex Co. Ltd.	1,800	38
	Torii Pharmaceutical Co. Ltd.	1,500	36
	Tamron Co. Ltd.	1,900	36
	Mitsui-Soko Holdings Co. Ltd.	12,000	35
	Nippon Yakin Kogyo Co. Ltd.	19,500	35
	Gecoss Corp.	3,200	35
	Nippon Chemiphar Co. Ltd.	752	35
	Arcland Sakamoto Co. Ltd.	2,800	35
*	Akebono Brake Industry Co. Ltd.	10,700	34
	Denki Kogyo Co. Ltd.	7,000	34
	Chori Co. Ltd.	1,900	34
	PC Depot Corp.	6,720	34
	Sac's Bar Holdings Inc.	3,000	33
	Kobelco Eco-Solutions Co. Ltd.	8,000	33
	Mitsui High-Tec Inc.	3,500	33
	Showa Aircraft Industry Co. Ltd.	3,000	33
	Starzen Co. Ltd.	800	32
	IDOM Inc.	6,100	32
*	Kappa Create Co. Ltd.	2,800	32
*	Nippon Sharyo Ltd.	12,000	32
	Okuwa Co. Ltd.	3,000	32
	Mito Securities Co. Ltd.	12,000	32
	Sun Frontier Fudousan Co. Ltd.	3,600	31
*	KLab Inc.	4,300	31
	Furuno Electric Co. Ltd.	5,100	31
	Geo Holdings Corp.	2,700	30
^	Nihon Trim Co. Ltd.	800	27
	Cybozu Inc.	6,600	27
	NEC Capital Solutions Ltd.	1,600	26
	Nissei ASB Machine Co. Ltd.	1,000	26
	Jamco Corp.	1,100	26
	Future Corp.	3,200	25
	Gun-Ei Chemical Industry Co. Ltd.	700	22
	Chugai Ro Co. Ltd.	11,000	21
	Zuken Inc.	1,600	19
*,^	Laox Co. Ltd.	3,900	19
*,^	Japan Drilling Co. Ltd.	900	17
	Funai Electric Co. Ltd.	2,000	15
^	Tabuchi Electric Co. Ltd.	4,200	12
	Maezawa Kyuso Industries Co. Ltd.	700	10
	Kinki Sharyo Co. Ltd.	400	9
			860,401
Malaysia (0.3%)
	Public Bank Bhd. (Local)	684,171	3,144
	Malayan Banking Bhd.	1,287,005	2,839
	Tenaga Nasional Bhd.	776,950	2,494
	CIMB Group Holdings Bhd.	1,257,152	1,661
	Sime Darby Bhd.	771,575	1,660
	Genting Bhd.	558,700	1,265
	Axiata Group Bhd.	1,021,751	1,211
	Petronas Chemicals Group Bhd.	600,489	1,010
	DiGi.Com Bhd.	775,500	919

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Genting Malaysia Bhd.	635,800	859
	IHH Healthcare Bhd.	600,920	855
	Maxis Bhd.	573,000	842
	Petronas Gas Bhd.	192,200	817
	IOI Corp. Bhd.	733,940	776
	Kuala Lumpur Kepong Bhd.	113,100	639
	AMMB Holdings Bhd.	441,700	557
	Gamuda Bhd.	446,400	542
	IJM Corp. Bhd.	664,420	536
*	Sapura Energy Bhd.	1,151,995	530
	Dialog Group Bhd.	1,113,948	500
	MISC Bhd.	295,956	498
	PPB Group Bhd.	119,700	466
	British American Tobacco Malaysia Bhd.	38,900	407
	Hong Leong Bank Bhd.	125,800	400
	YTL Corp. Bhd.	1,138,466	385
	Telekom Malaysia Bhd.	239,000	356
	Petronas Dagangan Bhd.	59,700	331
	RHB Bank Bhd. (Common Shares)	236,950	300
	Malaysia Airports Holdings Bhd.	165,800	290
	AirAsia Bhd.	375,500	290
	HAP Seng Consolidated Bhd.	137,400	281
2	Astro Malaysia Holdings Bhd.	432,787	269
	IOI Properties Group Bhd.	560,800	267
	My EG Services Bhd.	523,650	257
	Hartalega Holdings Bhd.	226,100	255
*	UMW Holdings Bhd.	176,000	251
	Alliance Financial Group Bhd.	257,600	245
	Bursa Malaysia Bhd.	99,300	235
	Genting Plantations Bhd.	87,700	230
	Press Metal Bhd.	334,880	226
	Bumi Armada Bhd.	1,238,050	225
	UEM Sunrise Bhd.	780,000	223
	Felda Global Ventures Holdings Bhd.	430,800	211
	Malaysia Building Society Bhd.	667,700	201
	IGB REIT	514,400	201
	YTL Power International Bhd.	554,718	193
	Top Glove Corp. Bhd.	181,800	191
	KLCCP Stapled Group	102,000	184
	Inari Amertron Bhd.	379,650	183
	Sunway REIT	466,000	182
	Hong Leong Financial Group Bhd.	45,442	176
	Berjaya Sports Toto Bhd.	272,531	176
	TIME dotCom Bhd.	86,600	176
	Westports Holdings Bhd.	188,600	174
*	Malaysian Resources Corp. Bhd.	475,800	166
	Malakoff Corp. Bhd.	557,800	162
	Supermax Corp. Bhd.	329,300	146
	Sunway Bhd.	178,813	143
	QL Resources Bhd.	128,200	140
	WCT Holdings Bhd.	264,420	136
	Capitaland Malaysia Mall Trust	384,800	132
*	Fraser & Neave Holdings Bhd.	22,300	128
	Cahya Mata Sarawak Bhd.	115,100	120
	KPJ Healthcare Bhd.	124,200	120
	Datasonic Group Bhd.	398,200	118
	Unisem M Bhd.	143,400	110
	Kossan Rubber Industries	81,600	107
	Mah Sing Group Bhd.	305,050	105
	Sunway Construction Group Bhd.	217,094	100
	Eastern & Oriental Bhd.	221,804	97
	Yinson Holdings Bhd.	121,600	94
	Pos Malaysia Bhd.	77,300	93
	Syarikat Takaful Malaysia Bhd.	97,000	89

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Berjaya Corp. Bhd.	1,104,263	89
	MMC Corp. Bhd.	144,100	84
	Pavilion REIT	203,500	82
*	AirAsia X Bhd.	759,600	79
	Muhibbah Engineering M Bhd.	115,500	77
*	KNM Group Bhd.	1,137,200	76
	VS Industry Bhd.	154,600	71
*	Eco World Development Group Bhd.	194,600	68
*	UMW Oil & Gas Corp. Bhd.	374,900	59
*	Dayang Enterprise Holdings Bhd.	177,900	50
	DRB-Hicom Bhd.	145,200	48
	Bermaz Auto Bhd.	97,020	48
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	139,900	32
*	Mulpha International Bhd.	376,800	21
	Coastal Contracts Bhd.	47,000	14
*	Parkson Holdings Bhd.	81,552	12
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	63,800	6
*	WCT Holdings Bhd. Warrants Expire 8/24/2020	52,360	5
*	KPJ Healthcare Warrants Expire 1/23/2019	12,000	3
*	OSK Holdings Bhd. Warrants Expire 7/22/2020	34,850	3
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	2
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	15,733	1
*	RHB Bank Bhd.	116,200	1
*	Mah Sing Group Bhd. Warrants Exp. 3/18/2018	23,257	1
*	Eastern & Oriental Bhd Warrants Exp. 7/21/2019	16,400	1
*	KNM Group Bhd. Warrants Expire 4/21/2020	40,650	1
*	Mah Sing Group Warrants Expire 1/15/2026	15,015	1
			35,832
Malta (0.0%)
	BGP Holdings PLC	197,753	—

Mexico (0.4%)
	America Movil SAB de CV	6,902,509	5,306
	Fomento Economico Mexicano SAB de CV	517,388	4,656
	Grupo Aeroportuario del Pacifico SAB de CV ADR	37,400	3,848
	Grupo Financiero Banorte SAB de CV	557,462	3,226
	Grupo Televisa SAB	632,400	3,068
	Wal-Mart de Mexico SAB de CV	1,288,052	2,908
*	Cemex SAB de CV	3,078,925	2,833
	Grupo Mexico SAB de CV Class B	945,347	2,780
*	Grupo Bimbo SAB de CV Class A	399,800	979
	Fibra Uno Administracion SA de CV	559,640	977
	Grupo Aeroportuario del Sureste SAB de CV Class B	48,516	921
	Alfa SAB de CV Class A	619,200	851
	Grupo Financiero Inbursa SAB de CV	455,200	769
	Mexichem SAB de CV	265,894	728
	Industrias Penoles SAB de CV	27,275	664
	Coca-Cola Femsa SAB de CV	91,000	661
	Grupo Financiero Santander Mexico SAB de CV Class B	313,465	569
	Infraestructura Energetica Nova SAB de CV	109,400	511
*	Promotora y Operadora de Infraestructura SAB de CV	46,312	494
	Gruma SAB de CV Class B	35,535	474
*	Arca Continental SAB de CV	59,600	440
	El Puerto de Liverpool SAB de CV	54,100	417
	Alsea SAB de CV	116,400	414
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	390
	Gentera SAB de CV	231,900	389
	Grupo Carso SAB de CV	79,330	365
	Grupo Elektra SAB DE CV	11,000	364
	Kimberly-Clark de Mexico SAB de CV Class A	169,500	362
	Banregio Grupo Financiero SAB de CV	47,700	275
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	259
	Megacable Holdings SAB de CV	65,562	249
	PLA Administradora Industrial S de RL de CV	141,986	239

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	OHL Mexico SAB de CV	192,600	236
	Grupo Lala SAB de CV	123,100	223
*	Bolsa Mexicana de Valores SAB de CV	112,700	196
*	Genomma Lab Internacional SAB de CV Class B	153,563	194
	Macquarie Mexico Real Estate Management SA de CV	161,500	177
*	Telesites SAB de CV	278,439	174
*	Industrias CH SAB de CV Class B	30,347	163
*	Hoteles City Express SAB de CV	146,700	154
	Concentradora Fibra Hotelera Mexicana SA de CV	186,916	153
	Corp Inmobiliaria Vesta SAB de CV	107,000	151
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	117,600	149
*	Grupo Aeromexico SAB de CV	70,353	139
*	Organizacion Soriana SAB de CV Class B	57,125	131
2	Nemak SAB de CV	119,300	126
	Grupo Financiero Interacciones SA de CV	26,377	123
	Industrias Bachoco SAB de CV Class B	27,100	121
	Prologis Property Mexico SA de CV	69,400	118
	Qualitas Controladora SAB de CV	68,064	111
*	Grupo Comercial Chedraui SA de CV	53,100	110
	Grupo Herdez SAB de CV	41,400	92
	Concentradora Fibra Danhos SA de CV	53,076	92
	TV Azteca SAB de CV	507,500	88
*	Grupo GICSA SA de CV	122,600	79
*	Unifin Financiera SAB de CV SOFOM ENR	27,100	71
	Alpek SAB de CV	59,100	71
	Credito Real SAB de CV SOFOM ER	47,600	67
*	La Comer SAB de CV	83,080	65
*	Rassini SAB de CV	13,422	63
*,2	Elementia SAB de CV	45,250	62
*	Minera Frisco SAB de CV	81,563	52
*	Grupo Simec SAB de CV Class B	13,000	48
*	Axtel SAB de CV	212,700	47
*	Promotora y Operadora de Infraestructura SAB de CV Class L	3,470	29
*	Cemex SAB de CV ADR	2,830	26
	Consorcio ARA SAB de CV	56,800	19
*	Becle SAB de CV	6,300	10
			45,316
Netherlands (1.0%)
	Unilever NV	360,152	18,867
	ING Groep NV	892,941	14,555
	ASML Holding NV (Amsterdam Shares)	71,329	9,432
	Koninklijke Philips NV	216,082	7,462
*	Koninklijke Ahold Delhaize NV	305,646	6,332
	Akzo Nobel NV	58,358	5,104
	Heineken NV	52,196	4,656
	RELX NV	191,941	3,709
*	ArcelorMittal	451,809	3,550
	Koninklijke DSM NV	48,580	3,476
	Wolters Kluwer NV	77,808	3,302
	NN Group NV	85,782	2,844
	Koninklijke KPN NV	863,562	2,497
*	Altice NV Class A	86,704	2,154
	Aegon NV	385,011	1,965
	Heineken Holding NV	21,390	1,793
2	ABN AMRO Group NV	60,600	1,591
*	Randstad Holding NV	23,250	1,386
	Gemalto NV	19,367	1,084
*	Aalberts Industries NV	20,090	797
*	Altice NV Class B	31,714	789
*	Galapagos NV	7,458	653
*	SBM Offshore NV	38,935	641
*	ASR Nederland NV	21,452	635
*	Koninklijke Vopak NV	13,974	631
	Boskalis Westminster	17,119	630

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	IMCD Group NV	11,601	625
^	ASM International NV	10,155	611
*,2	Philips Lighting NV	16,887	571
	APERAM SA	9,714	488
*,^	TKH Group NV	10,533	484
*	PostNL NV	91,852	455
	Corbion NV	13,458	418
	Eurocommercial Properties NV	10,358	402
	Wereldhave NV	8,273	381
	BE Semiconductor Industries NV	6,739	352
*	OCI NV	17,924	349
	ASML Holding NV	2,375	313
*	TomTom NV	29,775	303
2	GrandVision NV	10,772	281
*	Koninklijke BAM Groep NV	49,191	277
*	Fugro NV	18,323	270
*,^	Arcadis NV	15,229	264
*	Wessanen	15,812	236
	Vastned Retail NV	5,721	214
2	Refresco Group NV	10,920	213
2	Flow Traders	6,726	207
	NSI NV	48,092	203
*	Accell Group	5,098	178
*	Constellium NV Class A	22,400	156
*,2	Basic-Fit NV	5,200	91
	Brunel International NV	4,071	69
	BinckBank NV	6,465	32
			108,978
New Zealand (0.1%)
	Fletcher Building Ltd.	236,247	1,386
	Spark New Zealand Ltd.	386,039	978
	Fisher & Paykel Healthcare Corp. Ltd.	130,646	904
	Auckland International Airport Ltd.	188,277	892
	Contact Energy Ltd.	158,887	568
	Ryman Healthcare Ltd.	88,723	526
	Meridian Energy Ltd.	267,502	509
*,^	a2 Milk Co. Ltd.	182,172	422
	SKYCITY Entertainment Group Ltd.	135,440	405
	Z Energy Ltd.	74,039	379
	Mercury NZ Ltd.	171,365	379
	Trade Me Group Ltd.	88,361	322
*	Xero Ltd.	19,041	284
	Mainfreight Ltd.	18,429	280
	Chorus Ltd.	87,985	271
	Kiwi Property Group Ltd.	260,678	255
	Freightways Ltd.	48,884	251
	SKY Network Television Ltd.	91,193	242
	EBOS Group Ltd.	17,526	220
	Argosy Property Ltd.	299,714	208
	Precinct Properties New Zealand Ltd.	225,936	187
	Air New Zealand Ltd.	106,432	186
	Genesis Energy Ltd.	126,986	186
	Goodman Property Trust	210,602	177
	Infratil Ltd.	83,585	169
	Summerset Group Holdings Ltd.	41,195	147
	Vital Healthcare Property Trust	90,646	137
	Vector Ltd.	48,710	108
	Heartland Bank Ltd.	87,755	100
	Metlifecare Ltd.	23,606	94
	Kathmandu Holdings Ltd.	32,196	44
	New Zealand Refining Co. Ltd.	23,095	37
	TOWER Ltd.	26,604	22
			11,275

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Norway (0.2%)
*,^	DNB ASA	270,572	4,223
	Statoil ASA	237,299	3,908
	Telenor ASA	184,299	2,977
	Norsk Hydro ASA	315,974	1,801
*	Orkla ASA	172,127	1,562
	Yara International ASA	41,777	1,554
	Marine Harvest ASA	78,703	1,309
*	Subsea 7 SA	58,259	960
	Schibsted ASA Class B	32,655	731
*	Storebrand ASA	97,695	644
	Gjensidige Forsikring ASA	35,949	552
	Golar LNG Ltd.	19,800	505
	Veidekke ASA	34,585	461
	TGS Nopec Geophysical Co. ASA	21,011	458
	Aker BP ASA	21,347	361
*,^	Tomra Systems ASA	30,168	350
	Salmar ASA	11,404	271
	Atea ASA	21,815	264
2	XXL ASA	24,440	263
*,^	SpareBank 1 SR-Bank ASA	33,162	262
*	Aker ASA	6,302	239
	Leroy Seafood Group ASA	4,755	239
*	Bakkafrost P/F	6,820	231
	SpareBank 1 SMN	27,517	229
2	Entra ASA	18,694	214
*	Borregaard ASA	17,462	196
*,2	Aker Solutions ASA	29,567	168
*	Petroleum Geo-Services ASA	67,163	157
*	Nordic Semiconductor ASA	32,248	129
	Austevoll Seafood ASA	15,248	123
*,^	DNO ASA	145,158	122
2	BW LPG Ltd.	23,866	105
	Schibsted ASA Class A	4,135	103
	Frontline Ltd.	14,000	93
	Opera Software ASA	19,169	87
*,^	Norwegian Air Shuttle ASA	2,898	82
	Ocean Yield ASA	10,516	79
*	Norway Royal Salmon ASA	4,237	78
*	Akastor ASA	50,339	74
	Hoegh LNG Holdings Ltd.	6,871	70
*,^	Seadrill Ltd.	84,727	58
	Grieg Seafood ASA	7,205	57
*	Wallenius Wilhelmsen Logistics	10,986	56
	Stolt-Nielsen Ltd.	3,357	52
	Norwegian Property ASA	35,988	42
*	REC Silicon ASA	292,534	37
*	Prosafe SE Class A	1,060	4
			26,540
Pakistan (0.0%)
	Habib Bank Ltd.	155,100	408
	Lucky Cement Ltd.	34,400	290
	United Bank Ltd.	95,600	227
	Hub Power Co. Ltd.	164,500	204
	Engro Corp. Ltd.	54,700	184
	Oil & Gas Development Co. Ltd.	122,500	180
*	Engro Fertilizers Ltd.	317,340	178
	Kot Addu Power Co. Ltd.	239,000	177
*	Nishat Mills Ltd.	116,000	174
	DG Khan Cement Co. Ltd.	58,200	133
	Pakistan State Oil Co. Ltd.	30,400	126
	Pakistan Petroleum Ltd.	74,900	113
	Fauji Fertilizer Co. Ltd.	120,900	111
	Pakistan Oilfields Ltd.	22,800	99

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	SUI Southern Gas Co. Ltd.	206,500	86
*	National Bank of Pakistan	103,000	63
*	Mari Petroleum Co. Ltd.	810	12
*	Fauji Cement Co. Ltd.	13,121	5
	Searle Co. Ltd.	865	5
			2,775
Peru (0.0%)
*	Credicorp Ltd.	12,324	1,894
	Cia de Minas Buenaventura SAA ADR	43,713	525
*	Credicorp Ltd. (Lima Shares)	3,045	465
	Volcan Cia Minera SAA Class B	541,580	143
			3,027
Philippines (0.1%)
	SM Investments Corp.	158,788	2,314
*	SM Prime Holdings Inc.	1,943,950	1,159
	JG Summit Holdings Inc.	672,100	1,133
	BDO Unibank Inc.	410,584	986
	Ayala Corp.	51,090	886
	Aboitiz Equity Ventures Inc.	535,450	824
	Universal Robina Corp.	215,990	743
	Bank of the Philippine Islands	332,185	697
	Ayala Land Inc.	651,500	460
	Metropolitan Bank & Trust Co.	269,054	455
	PLDT Inc.	11,470	407
	Jollibee Foods Corp.	87,190	366
	Metro Pacific Investments Corp.	2,664,200	351
	Aboitiz Power Corp.	362,120	308
	Security Bank Corp.	61,570	263
	Manila Electric Co.	45,330	254
	GT Capital Holdings Inc.	9,568	241
	Alliance Global Group Inc.	742,000	220
	Megaworld Corp.	2,702,900	220
	DMCI Holdings Inc.	819,000	211
	Robinsons Land Corp.	401,800	206
	Semirara Mining & Power Corp. Class A	66,259	197
	International Container Terminal Services Inc.	107,150	191
	LT Group Inc.	573,500	183
	Puregold Price Club Inc.	214,200	179
	Energy Development Corp.	1,362,900	164
	Cosco Capital Inc.	887,400	145
	Robinsons Retail Holdings Inc.	91,050	145
	Vista Land & Lifescapes Inc.	1,181,800	125
	Manila Water Co. Inc.	187,900	120
	First Gen Corp.	278,700	120
	Globe Telecom Inc.	2,840	118
	Filinvest Land Inc.	3,219,000	112
*	DoubleDragon Properties Corp.	105,300	110
	D&L Industries Inc.	422,700	108
	Petron Corp.	586,300	107
*	Bloomberry Resorts Corp.	546,100	98
	First Philippine Holdings Corp.	55,160	80
	Cebu Air Inc.	36,440	79
	Lopez Holdings Corp.	440,600	68
*	Century Pacific Food Inc.	193,100	64
*	Melco Crown Philippines Resorts Corp.	220,700	32
	Nickel Asia Corp.	168,600	21
			15,270
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	90,682	2,710
	Powszechna Kasa Oszczednosci Bank Polski SA	202,039	1,840
	Powszechny Zaklad Ubezpieczen SA	121,006	1,335
	Bank Pekao SA	34,151	1,238
	KGHM Polska Miedz SA	29,278	927

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	367,750	627
*	Bank Zachodni WBK SA	6,819	626
	LPP SA	305	546
	PGE Polska Grupa Energetyczna SA	144,518	429
*	Grupa Lotos SA	24,908	388
*	Alior Bank SA	18,503	356
	CCC SA	5,210	301
*	mBank SA	2,640	295
*	Bank Millennium SA	157,377	281
*	Cyfrowy Polsat SA	44,317	277
*	Tauron Polska Energia SA	300,511	255
	Asseco Poland SA	16,833	237
	KRUK SA	3,111	229
*	CD Projekt SA	12,598	220
*	Jastrzebska Spolka Weglowa SA	10,900	220
*	Kernel Holding SA	11,514	205
	Energa SA	71,262	183
	Orange Polska SA	151,454	181
*	Enea SA	55,620	171
	Grupa Azoty SA	9,650	170
	Budimex SA	2,399	170
	Synthos SA	108,677	151
	Eurocash SA	14,897	132
	Bank Handlowy w Warszawie SA	6,584	127
*	PKP Cargo SA	7,179	118
	Ciech SA	5,603	112
	Warsaw Stock Exchange	9,251	108
*	Lubelski Wegiel Bogdanka SA	4,449	83
*,^	Boryszew SA	20,968	63
*	UNIWHEELS AG	1,005	61
*	Globe Trade Centre SA	9,906	24
*	Getin Noble Bank SA	48,231	23
*	Getin Holding SA	53,314	18
*	Integer.pl SA	272	3
			15,440
Portugal (0.1%)
	Galp Energia SGPS SA	138,486	2,152
	EDP - Energias de Portugal SA	502,016	1,657
	Jeronimo Martins SGPS SA	54,006	991
	EDP Renovaveis SA	74,386	567
	Banco Comercial Portugues SA	1,862,432	416
	NOS SGPS SA	57,895	332
*	Sonae SGPS SA	292,736	300
	Navigator Co. SA	56,123	238
	CTT-Correios de Portugal SA	31,206	178
*	REN - Redes Energeticas Nacionais SGPS SA	56,401	166
	Altri SGPS SA	13,342	62
	Semapa-Sociedade de Investimento e Gestao	3,913	61
	Sonaecom SGPS SA	15,610	45
	Mota-Engil SGPS SA	12,362	31
*	Banco BPI SA	13,754	16
*	Banco Espirito Santo SA	428,634	1
			7,213
Qatar (0.1%)
	Qatar National Bank QPSC	47,470	1,874
	Industries Qatar QSC	32,515	931
*	Masraf Al Rayan QSC	79,868	918
	Ooredoo QSC	23,677	675
	Qatar Insurance Co. SAQ	27,629	540
*	Commercial Bank QSC	43,971	362
	Qatar Islamic Bank SAQ	12,479	346
	Qatar Electricity & Water Co. QSC	5,991	342
	Qatar Gas Transport Co. Ltd.	57,486	314
	Salam International Investment Ltd. QSC	85,720	248

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Qatar Navigation QSC	11,963	231
	Doha Bank QSC	26,647	229
*	Vodafone Qatar QSC	75,270	195
	United Development Co. QSC	36,814	194
*	Aamal Co.	52,700	191
	Barwa Real Estate Co.	20,090	188
*	Qatar International Islamic Bank QSC	8,136	141
*	Ezdan Holding Group QSC	32,804	138
	Al Meera Consumer Goods Co. QSC	3,111	134
	Qatari Investors Group QSC	6,410	100
	Medicare Group	3,191	85
	Gulf International Services QSC	9,215	65
*	Doha Bank QSC Rights Exp. 05/09/2017	3,600	6
			8,447
Russia (0.4%)
	Lukoil PJSC ADR	112,025	5,561
	Sberbank of Russia PJSC ADR	433,380	5,167
	Gazprom PJSC ADR	929,122	4,411
	Novatek PJSC	245,356	2,998
	Magnit PJSC GDR	71,419	2,498
	Sberbank of Russia PJSC	740,421	2,151
	Tatneft PJSC ADR	52,746	2,065
	Surgutneftegas OJSC ADR	382,462	1,871
	MMC Norilsk Nickel PJSC ADR	104,814	1,610
	Gazprom PJSC	573,171	1,377
	Rosneft Oil Co. PJSC GDR	245,192	1,357
	AK Transneft OAO Preference Shares	354	1,198
	Mobile TeleSystems PJSC	202,432	974
	Alrosa PJSC	550,700	949
	VTB Bank PJSC GDR	273,456	632
	Moscow Exchange MICEX-RTS PJSC	282,025	570
	Severstal PAO	35,267	481
	Novolipetsk Steel PJSC	228,169	432
	Bashneft PJSC	7,592	423
	VTB Bank PJSC	360,782,455	423
	Federal Grid Co. Unified Energy System JSC	109,080,000	376
	Inter RAO UES PJSC	5,129,172	365
	RusHydro PJSC	21,176,242	333
	PhosAgro PJSC GDR	22,188	327
*	Aeroflot PJSC	105,600	326
	Rostelecom PJSC	239,573	314
	Tatneft PAO Preference Shares	60,098	251
	MegaFon PJSC GDR	21,219	227
	Magnitogorsk Iron & Steel OJSC	374,031	223
	Mosenergo PJSC	5,386,038	221
	Sistema PJSC FC GDR	24,816	208
*	Uralkali PJSC	66,306	175
*	LSR Group PJSC GDR	47,842	159
	M.Video PJSC	20,662	139
	Rosseti PJSC	7,635,193	129
	E.ON Russia JSC	2,787,900	123
*	Mechel PJSC	38,802	121
*	DIXY Group PJSC	31,640	119
	Acron PJSC	1,471	87
	TGC-1 PJSC	340,600,000	75
	TMK PJSC	43,750	56
*	Raspadskaya OJSC	41,689	53
	OGK-2 PJSC	5,963,000	42
	Sistema PJSC FC	106,900	40
	TMK PJSC GDR	6,181	32
	Rosneft Oil Co. PJSC	3,288	18
			41,687
Singapore (0.4%)
	DBS Group Holdings Ltd.	446,000	6,159

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Oversea-Chinese Banking Corp. Ltd.	846,038	5,925
^	United Overseas Bank Ltd.	325,000	5,060
	Singapore Telecommunications Ltd.	1,779,800	4,765
	Keppel Corp. Ltd.	310,813	1,445
*	CapitaLand Ltd.	534,100	1,435
	Global Logistic Properties Ltd.	644,100	1,327
	Genting Singapore plc	1,415,100	1,127
	Wilmar International Ltd.	442,573	1,124
	City Developments Ltd.	128,800	994
	Singapore Exchange Ltd.	185,710	984
	Ascendas REIT	530,673	973
	Singapore Technologies Engineering Ltd.	326,200	885
	ComfortDelGro Corp. Ltd.	444,100	870
	Singapore Press Holdings Ltd.	334,300	830
	Singapore Airlines Ltd.	111,820	819
	Jardine Cycle & Carriage Ltd.	23,488	795
	CapitaLand Mall Trust	552,900	780
	Suntec REIT	505,300	640
	UOL Group Ltd.	107,655	558
	CapitaLand Commercial Trust	419,210	487
	Mapletree Commercial Trust	411,998	470
	SATS Ltd.	125,600	458
	Venture Corp. Ltd.	52,200	456
	Hutchison Port Holdings Trust	1,054,900	427
	Sembcorp Industries Ltd.	184,531	400
	Yangzijiang Shipbuilding Holdings Ltd.	428,336	352
*	Golden Agri-Resources Ltd.	1,325,819	341
^	Mapletree Industrial Trust	262,300	336
	Keppel REIT	413,288	313
	Mapletree Greater China Commercial Trust	392,900	301
^	Singapore Post Ltd.	281,000	277
	Mapletree Logistics Trust	322,700	261
	StarHub Ltd.	117,600	234
	Starhill Global REIT	413,000	228
	Ascott Residence Trust	277,209	217
	Keppel Infrastructure Trust	550,300	205
^	Sembcorp Marine Ltd.	172,489	201
*,^	Noble Group Ltd.	1,924,600	197
	United Engineers Ltd.	94,200	194
	Yanlord Land Group Ltd.	133,100	178
	First Resources Ltd.	128,000	172
	Raffles Medical Group Ltd.	168,000	168
	Frasers Logistics & Industrial Trust	211,700	153
	Frasers Centrepoint Trust	98,300	149
	Asian Pay Television Trust	397,600	147
	Frasers Commercial Trust	151,518	145
	Lippo Malls Indonesia Retail Trust	442,600	135
	Parkway Life REIT	72,986	134
	Cambridge Industrial Trust	316,400	133
^	Keppel DC REIT	148,675	132
	Cache Logistics Trust	211,600	131
	Yoma Strategic Holdings Ltd.	310,430	129
	Ascendas Hospitality Trust	225,000	125
	SPH REIT	175,700	124
	CDL Hospitality Trusts	110,600	123
	Far East Hospitality Trust	279,700	120
	OUE Hospitality Trust	232,100	120
	CapitaLand Retail China Trust	103,600	118
	Ascendas India Trust	140,000	115
	SIA Engineering Co. Ltd.	40,300	108
	Manulife US REIT	120,700	101
^	Croesus Retail Trust	142,900	100
	RHT Health Trust	147,100	99
	First REIT	101,800	98

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Genting Hong Kong Ltd.	322,798	97
	Sabana Shari'ah Compliant Industrial REIT	293,300	95
*	Ezion Holdings Ltd.	445,506	95
	OUE Ltd.	57,600	84
	Accordia Golf Trust	158,100	84
	Soilbuild Business Space REIT	172,040	82
	Silverlake Axis Ltd.	177,499	72
	Wing Tai Holdings Ltd.	53,000	72
*,^	SIIC Environment Holdings Ltd.	180,320	68
^	M1 Ltd.	44,000	68
*	Beijing Gas Blue Sky Holdings Ltd.	872,000	64
^	Sheng Siong Group Ltd.	87,100	61
	Sarine Technologies Ltd.	44,300	61
*	China Animal Healthcare Ltd.	84,000	56
	GL Ltd.	84,000	47
^	Midas Holdings Ltd.	223,900	36
	Hyflux Ltd.	54,000	21
*,^	COSCO Shipping International Singapore Co. Ltd.	92,000	19
^	China Everbright Water Ltd.	47,300	16
*	Ezion Holdings Ltd Warrants Expire 04/15/2020	102,200	5
*,^	Ezra Holdings Ltd.	344,056	3
			48,313
South Africa (0.8%)
	Naspers Ltd.	100,179	19,049
	MTN Group Ltd.	435,154	4,115
	Sasol Ltd.	134,055	4,108
	Steinhoff International Holdings NV	660,527	3,360
	Standard Bank Group Ltd.	301,932	3,353
	FirstRand Ltd.	758,594	2,830
*	Sanlam Ltd.	491,258	2,609
	Remgro Ltd.	154,937	2,572
	Aspen Pharmacare Holdings Ltd.	79,742	1,654
	Bid Corp. Ltd.	76,169	1,614
	Shoprite Holdings Ltd.	101,352	1,590
	Vodacom Group Ltd.	106,000	1,199
	Woolworths Holdings Ltd.	217,728	1,180
	Growthpoint Properties Ltd.	589,502	1,130
	AngloGold Ashanti Ltd.	95,722	1,096
	Tiger Brands Ltd.	33,618	1,015
	Barclays Africa Group Ltd.	89,332	981
	Sappi Ltd.	121,332	901
	Redefine Properties Ltd.	1,060,782	873
	Bidvest Group Ltd.	71,432	853
	Nedbank Group Ltd.	47,425	800
	Discovery Ltd.	74,997	751
	Life Healthcare Group Holdings Ltd.	311,126	670
	Mondi Ltd.	25,592	664
	Netcare Ltd.	329,962	655
	Gold Fields Ltd.	196,565	644
	New Europe Property Investments plc	57,861	635
	RMB Holdings Ltd.	138,002	633
	Truworths International Ltd.	92,470	599
	Capitec Bank Holdings Ltd.	10,477	598
	Mr Price Group Ltd.	49,770	585
	Investec Ltd.	77,790	584
	Fortress Income Fund Ltd. Class B	216,216	542
	Clicks Group Ltd.	53,321	536
	AVI Ltd.	71,366	522
	SPAR Group Ltd.	38,449	518
	Foschini Group Ltd.	42,214	504
	Resilient REIT Ltd.	56,681	494
	Hyprop Investments Ltd.	51,857	479
	Rand Merchant Investment Holdings Ltd.	152,218	478
*	Impala Platinum Holdings Ltd.	142,953	459

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	PSG Group Ltd.	23,989	455
	MMI Holdings Ltd.	260,004	454
	Brait SE	69,201	442
	Imperial Holdings Ltd.	34,192	432
	Telkom SA SOC Ltd.	74,605	417
	Barloworld Ltd.	42,235	380
	Pioneer Foods Group Ltd.	29,748	367
	Pick n Pay Stores Ltd.	74,768	355
	Fortress Income Fund Ltd. Class A	252,150	331
	Sibanye Gold Ltd.	154,558	311
	Exxaro Resources Ltd.	35,307	300
*	Anglo American Platinum Ltd.	11,847	293
	EOH Holdings Ltd.	26,736	283
	KAP Industrial Holdings Ltd.	391,340	274
	Coronation Fund Managers Ltd.	56,738	269
*	Northam Platinum Ltd.	72,320	269
	SA Corporate Real Estate Ltd.	642,314	264
	Tongaat Hulett Ltd.	28,436	257
	Tsogo Sun Holdings Ltd.	121,136	228
	Massmart Holdings Ltd.	22,001	213
	Santam Ltd.	11,134	206
	JSE Ltd.	18,876	201
	AECI Ltd.	22,863	198
	Omnia Holdings Ltd.	16,576	198
*	Super Group Ltd.	68,300	188
	Reunert Ltd.	34,476	183
	Liberty Holdings Ltd.	22,225	179
	African Rainbow Minerals Ltd.	27,614	175
	Famous Brands Ltd.	15,624	173
*	Attacq Ltd.	133,198	169
	Vukile Property Fund Ltd.	119,155	169
	Harmony Gold Mining Co. Ltd.	77,382	168
*	Rockcastle Global Real Estate Co. Ltd.	67,229	166
	DataTec Ltd.	37,832	165
*	Nampak Ltd.	122,529	164
*	Kumba Iron Ore Ltd.	12,476	162
	Assore Ltd.	9,574	154
	Advtech Ltd.	96,857	138
	Ascendis Health Ltd.	71,819	134
	Murray & Roberts Holdings Ltd.	126,635	133
*	PPC Ltd.	256,312	120
	Hosken Consolidated Investments Ltd.	10,953	113
	Wilson Bayly Holmes-Ovcon Ltd.	10,537	113
*	Zeder Investments Ltd.	192,785	103
	City Lodge Hotels Ltd.	9,147	102
	Steinhoff International Holdings NV (Frankfurt Shares)	19,964	101
	Trencor Ltd.	32,873	99
	Cashbuild Ltd.	3,622	98
	Sun International Ltd.	17,958	98
	Emira Property Fund Ltd.	90,821	95
	Blue Label Telecoms Ltd.	74,154	94
	Arrowhead Properties Ltd.	139,917	92
	Mpact Ltd.	38,522	89
	Astral Foods Ltd.	7,639	89
*	Grindrod Ltd.	98,088	88
	Adcock Ingram Holdings Ltd.	18,877	85
*	Curro Holdings Ltd.	24,411	84
	Alexander Forbes Group Holdings Ltd.	171,753	83
	Rebosis Property Fund Ltd.	89,547	82
	Distell Group Ltd.	7,422	75
	Peregrine Holdings Ltd.	35,263	70
*	Metair Investments Ltd.	38,433	66
	Invicta Holdings Ltd.	15,867	65
	Delta Property Fund Ltd.	93,687	61

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Adcorp Holdings Ltd.	57,923	59
	MAS Real Estate Inc.	34,872	58
	DRDGOLD Ltd.	143,105	56
	Hudaco Industries Ltd.	5,387	55
	Merafe Resources Ltd.	433,790	54
	Lewis Group Ltd.	17,093	48
*	ArcelorMittal South Africa Ltd.	85,605	48
	Raubex Group Ltd.	24,403	44
	Clover Industries Ltd.	31,279	38
	Oceana Group Ltd.	5,057	38
*	Consolidated Infrastructure Group Ltd.	27,550	37
*	Alviva Holdings Ltd.	18,929	30
*	Aveng Ltd.	60,206	26
	Group Five Ltd.	15,342	18
*	Adbee Rf Ltd.	3,376	11
*	Royal Bafokeng Platinum Ltd.	3,748	10
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	1,045	—
			81,244
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	46,258	45,390
	Samsung Electronics Co. Ltd. Preference Shares	3,854	5,935
	SK Hynix Inc.	121,289	5,746
	NAVER Corp.	6,303	4,430
	Hyundai Motor Co.	32,147	4,066
	KB Financial Group Inc. ADR	79,019	3,435
	Hyundai Mobis Co. Ltd.	14,772	2,881
	LG Chem Ltd.	10,448	2,513
	Samsung C&T Corp.	21,240	2,302
	Hana Financial Group Inc.	66,583	2,287
	Korea Electric Power Corp.	56,956	2,270
	KT&G Corp.	24,947	2,225
	POSCO ADR	35,905	2,119
	SK Innovation Co. Ltd.	13,804	2,071
	Kia Motors Corp.	59,448	1,820
	Amorepacific Corp.	7,044	1,806
	Samsung Fire & Marine Insurance Co. Ltd.	7,143	1,682
	Samsung Life Insurance Co. Ltd.	17,451	1,678
	SK Holdings Co. Ltd.	7,755	1,652
	Shinhan Financial Group Co. Ltd. ADR	37,605	1,570
	LG Electronics Inc.	25,577	1,553
	POSCO	6,527	1,541
	Woori Bank	115,501	1,515
	LG Household & Health Care Ltd.	1,966	1,495
	Samsung SDI Co. Ltd.	12,345	1,490
*	Hyundai Heavy Industries Co. Ltd.	9,952	1,443
	Shinhan Financial Group Co. Ltd.	30,871	1,289
*,^	Celltrion Inc.	16,209	1,275
	LG Display Co. Ltd.	49,449	1,274
	NCSoft Corp.	3,944	1,247
	LG Corp.	20,944	1,244
	Coway Co. Ltd.	11,714	1,033
	Lotte Chemical Corp.	3,242	973
	E-MART Inc.	4,806	971
	Hyundai Motor Co. Preference Shares	11,020	894
	Samsung SDS Co. Ltd.	7,312	883
	Hankook Tire Co. Ltd.	16,315	844
	Korea Zinc Co. Ltd.	2,160	807
	Korea Aerospace Industries Ltd.	14,362	805
	AMOREPACIFIC Group	6,935	801
	Hyundai Steel Co.	15,769	760
	S-Oil Corp.	8,677	759
	Samsung Electro-Mechanics Co. Ltd.	11,416	732
	Kangwon Land Inc.	22,699	721
	KT Corp. ADR	43,299	718

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SK Telecom Co. Ltd. ADR	30,122	711
	Mirae Asset Daewoo Co. Ltd.	90,714	710
	Hyundai Engineering & Construction Co. Ltd.	15,682	668
	Hyosung Corp.	5,215	659
	Samsung Electronics Co. Ltd.	324	635
	Dongbu Insurance Co. Ltd.	10,472	625
	Industrial Bank of Korea	55,217	606
	LG Uplus Corp.	47,587	605
	KB Financial Group Inc.	13,045	573
	Orion Corp.	962	571
	GS Holdings Corp.	10,379	540
	Hyundai Development Co-Engineering & Construction	13,574	533
	CJ Corp.	3,197	525
	Hyundai Motor Co. 2nd Preference Shares	5,960	520
	Lotte Shopping Co. Ltd.	2,235	515
*	Samsung Heavy Industries Co. Ltd.	53,809	510
	BNK Financial Group Inc.	60,316	506
^	Kakao Corp.	6,311	501
	BGF retail Co. Ltd.	5,166	497
	Hyundai Glovis Co. Ltd.	3,885	495
	Amorepacific Corp. Preference Shares	2,853	477
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	475
	Hanssem Co. Ltd.	2,371	458
*,^	Samsung Biologics Co. Ltd.	2,945	452
*,^	Samsung Engineering Co. Ltd.	38,325	410
	Daelim Industrial Co. Ltd.	5,772	407
*,^	Hanmi Pharm Co. Ltd.	1,444	391
	Hanwha Corp.	11,086	389
	Samsung Securities Co. Ltd.	12,719	386
	LG Innotek Co. Ltd.	3,342	386
	Hanwha Chemical Corp.	17,155	379
	Medy-Tox Inc.	856	376
	Yuhan Corp.	1,785	364
	Korea Investment Holdings Co. Ltd.	7,929	357
	LG Chem Ltd. Preference Shares	2,235	357
	S-1 Corp.	4,143	355
	CJ CheilJedang Corp.	1,179	354
	Shinsegae Inc.	1,929	347
	KCC Corp.	1,149	343
	SK Telecom Co. Ltd.	1,618	342
*	Hanwha Techwin Co. Ltd.	7,374	337
	DGB Financial Group Inc.	31,795	325
^	Hotel Shilla Co. Ltd.	6,933	309
	NH Investment & Securities Co. Ltd.	26,688	309
	Hyundai Department Store Co. Ltd.	3,203	304
	Hanwha Life Insurance Co. Ltd.	55,767	301
	KB Insurance Co. Ltd.	10,290	296
	Hanon Systems	38,351	285
^	Korea Kolmar Co. Ltd.	4,041	285
	CJ E&M Corp.	3,985	282
*	GS Engineering & Construction Corp.	10,113	278
	Doosan Heavy Industries & Construction Co. Ltd.	13,264	271
^	OCI Co. Ltd.	3,844	266
	Mando Corp.	1,314	266
	LG Household & Health Care Ltd. Preference Shares	563	265
*	Korean Air Lines Co. Ltd.	9,835	265
*,^	Daewoo Engineering & Construction Co. Ltd.	39,765	255
^	Cosmax Inc.	2,006	250
^	Kumho Petrochemical Co. Ltd.	3,686	246
	Com2uSCorp	2,322	245
	Samsung Card Co. Ltd.	6,838	240
*	Kumho Tire Co. Inc.	33,480	237
*,^	ViroMed Co. Ltd.	2,874	233
*	Doosan Infracore Co. Ltd.	28,117	233

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SK Materials Co. Ltd.	1,471	228
^	KIWOOM Securities Co. Ltd.	3,278	228
*	NHN Entertainment Corp.	4,148	227
*,^	Komipharm International Co. Ltd.	6,925	225
	KEPCO Plant Service & Engineering Co. Ltd.	4,453	225
*	Korea Gas Corp.	5,413	222
*	CJ Korea Express Corp.	1,510	221
	Hyundai Greenfood Co. Ltd.	15,539	218
	LS Corp.	3,811	218
	KT Corp.	7,674	217
	Posco Daewoo Corp.	10,261	216
*	Hugel Inc.	528	216
	Cheil Worldwide Inc.	13,305	216
	NongShim Co. Ltd.	772	215
	SK Networks Co. Ltd.	30,571	215
	Lotte Confectionery Co. Ltd.	1,150	207
	Kolon Industries Inc.	3,387	203
^	CJ CGV Co. Ltd.	2,668	200
	Ottogi Corp.	307	199
^	LIG Nex1 Co. Ltd.	2,755	195
	CJ O Shopping Co. Ltd.	1,159	195
*	WONIK IPS Co. Ltd.	8,495	193
	Dongsuh Cos. Inc.	7,129	193
	Korean Reinsurance Co.	19,191	190
	Meritz Fire & Marine Insurance Co. Ltd.	12,244	190
	Hyundai Wia Corp.	3,336	190
	Youngone Corp.	6,334	189
	Chong Kun Dang Pharmaceutical Corp.	1,842	188
	Meritz Securities Co. Ltd.	50,860	184
	SK Chemicals Co. Ltd.	3,279	181
	Lotte Chilsung Beverage Co. Ltd.	123	181
	GS Home Shopping Inc.	1,014	181
	Doosan Corp.	2,111	180
	Korea Petrochemical Ind Co. Ltd.	862	179
	GS Retail Co. Ltd.	3,759	175
	LG Hausys Ltd.	1,962	172
	DoubleUGames Co. Ltd.	3,487	168
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	164
	Daishin Securities Co. Ltd.	14,831	161
	SK Gas Ltd.	1,550	160
*,^	Gamevil Inc.	2,389	157
	Taekwang Industrial Co. Ltd.	199	156
	Huchems Fine Chemical Corp.	7,579	154
^	Green Cross Corp.	1,066	154
	Dongkuk Steel Mill Co. Ltd.	15,616	152
*,2	Netmarble Games Corp.	1,100	152
*	Dongbu HiTek Co. Ltd.	8,062	149
	Green Cross Holdings Corp.	5,182	148
*	Hyundai Mipo Dockyard Co. Ltd.	1,814	147
	CJ CheilJedang Corp. Preference Shares	1,090	147
	Innocean Worldwide Inc.	2,612	146
	Loen Entertainment Inc.	1,895	146
*	Pan Ocean Co. Ltd.	31,782	145
	Soulbrain Co. Ltd.	2,999	145
	Daou Technology Inc.	7,947	145
^	Able C&C Co. Ltd.	5,630	145
*,^	Leaders Cosmetics Co. Ltd.	8,684	143
	LOTTE Fine Chemical Co. Ltd.	4,172	141
^	SPC Samlip Co. Ltd.	758	140
	LS Industrial Systems Co. Ltd.	3,095	138
	Songwon Industrial Co. Ltd.	8,706	138
	Eo Technics Co. Ltd.	1,839	137
	Poongsan Corp.	3,950	135
	Daewoong Co. Ltd.	11,845	135

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Yungjin Pharmaceutical Co. Ltd.	17,777	133
	Hansol Chemical Co. Ltd.	1,859	133
*,^	SK Securities Co. Ltd.	126,052	133
*,^	Hanmi Science Co. ltd	2,475	132
^	Ahnlab Inc.	2,032	129
*	Osstem Implant Co. Ltd.	2,787	129
*	Hyundai Rotem Co. Ltd.	7,005	129
^	Kolon Life Science Inc.	1,039	128
^	Hana Tour Service Inc.	1,714	127
*	Hanall Biopharma Co. Ltd.	11,383	127
	Hyundai Home Shopping Network Corp.	1,182	127
	Seoul Semiconductor Co. Ltd.	7,662	126
	AK Holdings Inc.	2,228	126
^	Cosmax BTI Inc	4,084	126
	Dong-A ST Co. Ltd.	1,528	126
*,^	Binex Co. Ltd.	11,366	126
	Dongwon Industries Co. Ltd.	415	123
	Modetour Network Inc.	3,549	123
	SFA Engineering Corp.	1,773	122
*,^	Advanced Process Systems Corp.	2,646	121
^	Fila Korea Ltd.	1,985	121
	Hite Jinro Co. Ltd.	6,473	119
	Samyang Holdings Corp.	1,069	119
^	Paradise Co. Ltd.	9,485	117
^	KEPCO Engineering & Construction Co. Inc.	5,282	117
	JB Financial Group Co. Ltd.	21,715	115
	Nexen Tire Corp.	9,585	115
*,^	Hanjin Kal Corp.	6,454	115
*	Yuanta Securities Korea Co. Ltd.	38,496	115
	Korea Electric Terminal Co. Ltd.	1,823	114
	LG International Corp.	3,990	114
*,^	Webzen Inc.	6,346	113
	Hyundai Elevator Co. Ltd.	2,055	112
^	Bukwang Pharmaceutical Co. Ltd.	6,141	112
	DuzonBizon Co. Ltd.	4,685	112
	Hanwha General Insurance Co. Ltd.	17,139	112
	Interpark Holdings Corp.	23,623	111
	Lotte Food Co. Ltd.	197	111
	LOTTE Himart Co. Ltd.	2,295	111
	Daesang Corp.	5,170	108
^	SL Corp.	6,678	106
^	JW Pharmaceutical Corp.	2,773	106
	CJ Hellovision Co. Ltd.	12,615	105
*	Taeyoung Engineering & Construction Co. Ltd.	18,812	104
^	IS Dongseo Co. Ltd.	2,765	104
	Daeduck Electronics Co.	12,627	103
	SKC Co. Ltd.	4,069	102
*	Wonik Holdings Co. Ltd.	17,538	101
	Partron Co. Ltd.	10,577	101
	Sebang Global Battery Co. Ltd.	3,049	100
	Lock&Lock Co. Ltd.	7,912	99
	Hanil Cement Co. Ltd.	947	97
	Koh Young Technology Inc.	2,048	97
^	NS Shopping Co. Ltd.	6,400	96
	Tongyang Inc.	50,362	95
*	Jusung Engineering Co. Ltd.	10,459	95
^	Toptec Co. Ltd.	3,884	93
*,^	HLB Inc.	7,620	92
	Sam Young Electronics Co. Ltd.	8,042	92
*,^	Foosung Co. Ltd.	14,322	91
	Hankook Tire Worldwide Co. Ltd.	5,128	90
	Samyang Corp.	1,042	88
*,^	Taihan Electric Wire Co. Ltd.	58,282	88
	Ssangyong Cement Industrial Co. Ltd.	7,471	88

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Vieworks Co. Ltd.	1,505	87
	It's Skin Co. Ltd.	2,175	87
^	YG Entertainment Inc.	3,272	87
	Youlchon Chemical Co. Ltd.	7,368	86
*,^	Amicogen Inc.	2,114	86
^	Maeil Dairy Industry Co. Ltd.	854	86
*,^	DIO Corp.	2,745	85
	Binggrae Co. Ltd.	1,397	84
	Daekyo Co. Ltd.	11,162	84
^	Jeil Pharmaceutical Co.	1,384	84
^	Caregen Co. Ltd.	1,328	84
	Halla Holdings Corp.	1,555	83
	iMarketKorea Inc.	7,080	83
^	Seah Besteel Corp.	3,350	82
^	NICE Holdings Co. Ltd.	4,789	81
	Daewoong Pharmaceutical Co. Ltd.	1,015	80
	Namyang Dairy Products Co. Ltd.	105	80
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	79
*	Chabiotech Co. Ltd.	7,025	79
*,^	KONA I Co. Ltd.	9,122	78
	LEENO Industrial Inc.	2,065	77
*	Insun ENT Co. Ltd.	14,296	77
	NICE Information Service Co. Ltd.	10,929	77
*,^	Emerson Pacific Inc.	2,866	76
^	Coreana Cosmetics Co. Ltd.	13,463	76
	Young Poong Corp.	91	75
	ST Pharm Co. Ltd.	1,875	75
	INTOPS Co. Ltd.	7,008	75
	Seoyon E-Hwa Co. Ltd.	6,227	75
^	S&T Motiv Co. Ltd.	1,871	74
	Kwangju Bank	7,106	74
*,2	CEMEX Holdings Philippines Inc.	493,900	73
*	Ssangyong Motor Co.	10,890	72
^	Lutronic Corp.	5,622	72
	Namhae Chemical Corp.	8,782	71
*	Duk San Neolux Co. Ltd.	2,150	71
^	Hansae Co. Ltd.	2,942	71
*,^	Interflex Co. Ltd.	2,840	70
^	JW Holdings Corp.	10,165	70
	Hankook Shell Oil Co. Ltd.	194	69
^	TES Co. Ltd.	2,989	68
	Kumho Industrial Co. Ltd.	8,282	68
*,^	ATGen Co. Ltd.	2,320	67
*,^	Genexine Co. Ltd.	1,845	67
*,^	Homecast Co. Ltd.	8,376	67
^	Ilyang Pharmaceutical Co. Ltd.	1,960	66
*,^	Jenax Inc.	3,125	66
	Daeduck GDS Co. Ltd.	4,953	65
*	Neowiz	6,330	65
*,^	Hanwha Investment & Securities Co. Ltd.	28,944	65
*,^	GemVax & Kael Co. Ltd.	5,608	64
	Mirae Asset Life Insurance Co. Ltd.	12,832	63
*,^	iNtRON Biotechnology Inc.	2,985	63
^	Handsome Co. Ltd.	2,264	62
*	Pharmicell Co. Ltd.	16,212	62
	Cell Biotech Co. Ltd.	1,908	62
*	GNCO Co. Ltd.	33,968	62
	LF Corp.	2,820	62
^	Dawonsys Co. Ltd.	5,674	62
^	CJ Freshway Corp.	2,037	62
*,^	3S Korea Co. Ltd.	28,794	61
*,^	CrystalGenomics Inc.	4,601	61
	Dong-A Socio Holdings Co. Ltd.	464	60
^	ICD Co. Ltd.	4,187	59

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Seegene Inc.	1,857	58
	DongKook Pharmaceutical Co. Ltd.	967	58
*,^	Peptron Inc.	1,499	57
	i-SENS Inc.	2,173	56
*	Woongjin Thinkbig Co. Ltd.	7,243	56
	Hanjin Transportation Co. Ltd.	2,100	56
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,448	56
*,^	SM Entertainment Co.	2,434	55
	Humax Co. Ltd.	5,217	55
*,^	COSON Co. Ltd.	4,633	55
*	Asiana Airlines Inc.	13,664	54
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	53
*,^	Aprogen pharmaceuticals Inc.	15,801	52
	Dae Han Flour Mills Co. Ltd.	334	52
*,^	CMG Pharmaceutical Co. Ltd.	16,869	51
	POSCO Chemtech Co. Ltd.	4,011	51
	InBody Co. Ltd.	2,162	51
*	KTB Investment & Securities Co. Ltd.	17,627	50
*	Korea Line Corp.	2,370	50
	KISWIRE Ltd.	1,499	50
	Silicon Works Co. Ltd.	1,927	50
*,^	Medipost Co. Ltd.	914	49
	SeAH Steel Corp.	566	48
*,^	NUTRIBIOTECH Co. Ltd.	2,426	48
	Sindoh Co. Ltd.	1,039	48
	Grand Korea Leisure Co. Ltd.	2,480	47
	KT Skylife Co. Ltd.	3,297	47
*,^	Celltrion Pharm Inc.	2,648	47
*	Eugene Investment & Securities Co. Ltd.	17,472	46
^	Byucksan Corp.	13,450	45
	Dongwon F&B Co. Ltd.	196	44
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	44
^	Tongyang Life Insurance Co. Ltd.	4,930	43
^	Kolon Corp.	792	43
	Hansol Paper Co. Ltd.	2,597	43
*,^	CUROCOM Co. Ltd.	21,142	43
	Hansol Holdings Co. Ltd.	7,639	43
	Posco ICT Co. Ltd.	6,926	42
	Samchully Co. Ltd.	442	41
*	Taewoong Co. Ltd.	1,783	41
	Hyundai Livart Furniture Co. Ltd.	1,592	40
	WeMade Entertainment Co. Ltd.	1,456	39
	Muhak Co. Ltd.	1,944	39
^	Seobu T&D	2,639	39
	Shinyoung Securities Co. Ltd.	878	38
*,^	CrucialTec Co. Ltd.	7,161	38
	Eusu Holdings Co. Ltd.	6,136	38
*	Huons Co. Ltd.	781	36
^	Crown Haitai Holdings Co. Ltd.	1,260	35
	Youngone Holdings Co. Ltd.	745	35
	Meritz Financial Group Inc.	3,105	35
	Kyobo Securities Co. Ltd.	4,032	34
*,^	G-SMATT GLOBAL Co. Ltd.	2,714	33
*	S&T Dynamics Co. Ltd.	4,215	33
	Hancom Inc.	2,196	33
	Green Cross Cell Corp.	1,282	33
*,^	APS Holdings Corp.	2,307	31
	Kolao Holdings	5,310	31
	KISCO Corp.	937	31
^	KH Vatec Co. Ltd.	2,613	29
*,^	Naturalendo Tech Co. Ltd.	2,354	28
	Humedix Co. Ltd.	1,026	28
	Korea Kolmar Holdings Co. Ltd.	919	27
*	Crown Confectionery Co. Ltd.	1,622	26

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Hansol Technics Co. Ltd.	1,961	26
^	GOLFZON Co. Ltd.	566	26
	Sungwoo Hitech Co. Ltd.	3,981	26
^	Cuckoo Electronics Co. Ltd.	223	26
*,^	Agabang&Company	3,825	24
*	SFA Semicon Co. Ltd.	11,646	24
^	TK Corp.	3,025	24
	Chongkundang Holdings Corp.	389	23
	Huons Global Co. Ltd.	708	21
^	Sung Kwang Bend Co. Ltd.	2,178	20
	DY Corp.	3,238	20
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	19
	Hyundai Corp.	941	17
	SBS Media Holdings Co. Ltd.	6,724	17
*	Lumens Co. Ltd.	5,290	17
*,^	Cellumed Co. Ltd.	3,487	17
*,^	Samsung Pharmaceutical Co. Ltd.	5,105	16
	GOLFZONNEWDIN Co. Ltd.	2,759	14
	AtlasBX Co. Ltd.	277	13
	MegaStudy Co. Ltd.	425	12
	Hyundai Corp. Holdings Inc.	648	9
	Seoyon Co. Ltd.	864	8
*	Dongbu Securities Co. Ltd.	1,113	4
*	CrucialTec Co. Ltd. Rights	2,645	2
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*	Maeil Dairies Co. Ltd.	951	—
*	CNK International Co. Ltd.	78	—
			177,296
Spain (1.1%)
	Banco Santander SA	2,827,321	18,425
	Banco Bilbao Vizcaya Argentaria SA	1,538,523	12,326
	Telefonica SA	983,570	10,878
	Industria de Diseno Textil SA	239,750	9,188
	Iberdrola SA	1,255,424	9,025
	Amadeus IT Group SA	99,399	5,364
*	Repsol SA	284,820	4,495
	CaixaBank SA	830,482	3,771
	Grifols SA	135,043	3,625
^	Banco Santander SA ADR	505,094	3,293
*	Ferrovial SA	129,222	2,749
^,2	Aena SA	14,682	2,589
^	Abertis Infraestructuras SA	136,669	2,403
	Banco de Sabadell SA	1,222,459	2,351
	Merlin Properties Socimi SA	180,136	2,130
	Red Electrica Corp. SA	94,300	1,838
	Endesa SA	70,116	1,651
*	ACS Actividades de Construccion y Servicios SA	42,431	1,572
	Gas Natural SDG SA	65,909	1,489
	Bankinter SA	150,805	1,328
	Enagas SA	47,613	1,251
	Bankia SA	977,630	1,187
	Gamesa Corp. Tecnologica SA	46,647	1,006
	Distribuidora Internacional de Alimentacion SA	150,640	896
	Mapfre SA	232,492	811
	Viscofan SA	10,241	612
	Bolsas y Mercados Espanoles SHMSF SA	15,847	567
*	Mediaset Espana Comunicacion SA	37,324	514
2	Cellnex Telecom SA	28,969	511
	Ebro Foods SA	20,594	460
*,^	Banco Popular Espanol SA	656,382	459
	Acciona SA	5,282	436
*	Acerinox SA	29,997	418
*	Inmobiliaria Colonial SA	53,742	417
	Grupo Catalana Occidente SA	10,331	401

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Grifols SA Preference Shares	18,721	400
	Melia Hotels International SA	22,599	335
	Zardoya Otis SA	36,206	335
*	Indra Sistemas SA	24,221	331
	Applus Services SA	26,219	329
	Hispania Activos Inmobiliarios SOCIMI SA	18,889	285
	Tecnicas Reunidas SA	7,101	281
	Almirall SA	14,904	269
	Prosegur Cia de Seguridad SA	40,429	264
	Corp Financiera Alba SA	4,718	256
*	NH Hotel Group SA	45,238	234
	Faes Farma SA	63,889	229
	CIE Automotive SA	10,155	218
	Axiare Patrimonio SOCIMI SA	12,458	207
2	Euskaltel SA	19,980	203
	Cia de Distribucion Integral Logista Holdings SA	7,483	179
*	Construcciones y Auxiliar de Ferrocarriles SA	4,390	176
*	Pharma Mar SA	40,605	156
	Obrascon Huarte Lain SA	33,048	144
*	Sacyr SA	56,966	142
*	Fomento de Construcciones y Contratas SA	11,961	111
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	108
*	Codere SA	180,472	102
	Papeles y Cartones de Europa SA	11,846	89
	Ence Energia y Celulosa SA	19,358	69
*	Liberbank SA	40,147	54
*	Promotora de Informaciones SA	7,163	26
*	Let's GOWEX SA	3,921	—
			115,968
Sweden (1.0%)
	Nordea Bank AB	726,524	8,935
*	Volvo AB Class B	374,263	6,112
	Swedbank AB Class A	252,319	5,980
	Hennes & Mauritz AB Class B	226,831	5,616
	Svenska Handelsbanken AB Class A	363,074	5,151
*	Svenska Cellulosa AB SCA Class B	146,305	4,844
	Investor AB Class B	105,939	4,841
*	Assa Abloy AB Class B	223,162	4,830
^	Telefonaktiebolaget LM Ericsson Class B	728,000	4,730
	Atlas Copco AB Class B	137,910	4,583
*	Sandvik AB	280,939	4,504
	Skandinaviska Enskilda Banken AB Class A	368,401	4,242
	Atlas Copco AB Class A	100,961	3,771
	Telia Co. AB	690,380	2,811
	Hexagon AB Class B	59,166	2,575
*	Skanska AB Class B	81,281	1,943
	SKF AB	82,509	1,811
	Boliden AB	59,408	1,697
	Electrolux AB Class B	48,220	1,431
*,^	Alfa Laval AB	66,138	1,355
	Swedish Match AB	39,087	1,289
*,^	Trelleborg AB Class B	51,243	1,203
*,^	Kinnevik AB	44,120	1,177
	Industrivarden AB Class A	46,903	1,168
	Securitas AB Class B	64,626	1,068
	Industrivarden AB	34,488	802
	Husqvarna AB	79,101	786
	Elekta AB Class B	75,082	784
	Castellum AB	56,694	776
	Tele2 AB	74,657	751
*	Lundin Petroleum AB	39,375	751
	Getinge AB	38,383	750
*,^	ICA Gruppen AB	21,542	735
	Loomis AB Class B	18,858	685

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	BillerudKorsnas AB	39,335	630
*	SSAB AB Class B	175,656	623
*	Intrum Justitia AB	15,441	613
*	Nibe Industrier AB Class B	69,015	611
	Hexpol AB	51,278	570
*	Swedish Orphan Biovitrum AB	35,191	543
*	Indutrade AB	20,778	491
	Fabege AB	27,387	472
	NCC AB Class B	17,740	471
*,2	Dometic Group AB	62,865	468
	Holmen AB	10,633	448
*	Fastighets AB Balder Class B	19,679	439
*	Saab AB Class B	8,678	430
	Com Hem Holding AB	34,188	425
	Hufvudstaden AB Class A	25,221	395
*	NetEnt AB	51,187	395
	AAK AB	5,323	381
*	L E Lundbergforetagen AB Class B	5,211	377
	Peab AB	32,769	358
	Modern Times Group MTG AB Class B	10,790	352
2	Thule Group AB	20,219	351
*	Sweco AB Class B	13,997	347
*	Wallenstam AB	40,275	343
*,^	JM AB	9,565	337
	Axfood AB	20,384	324
	Investment AB Latour Class B	6,796	307
*	Bonava AB	17,740	287
	Lifco AB Class B	9,221	281
*,2	Attendo AB	27,393	280
*	Kungsleden AB	48,400	271
*,^	Wihlborgs Fastigheter AB	13,705	267
2	Bravida Holding AB	34,154	241
	Pandox AB	14,129	237
	Avanza Bank Holding AB	5,824	234
^	Fingerprint Cards AB Class B	56,047	223
*	AF AB	10,241	216
^	Mycronic AB	21,331	211
*	Betsson AB	24,491	209
	Oriflame Holding AG	5,024	206
*	Nobia AB	18,331	190
	Clas Ohlson AB	11,122	185
*,^	SAS AB	110,736	183
*	Bilia AB	8,861	178
*	Cloetta AB Class B	42,825	173
*	Ratos AB	36,738	172
*	Klovern AB	153,834	162
	Haldex AB	11,512	154
*	Vitrolife AB	2,686	153
	Lindab International AB	16,386	150
*	Atrium Ljungberg AB	8,932	148
	Hemfosa Fastigheter AB	15,054	140
*	Investment AB Oresund	7,614	139
	Concentric AB	8,391	138
	Melker Schorling AB	2,096	134
	Bure Equity AB	10,810	134
	Hemfosa Fastigheter AB Preference Shares	6,636	123
*,2	Resurs Holding AB	19,200	122
	SkiStar AB	4,733	101
	Svenska Handelsbanken AB Class B	6,900	97
	Ratos AB Preference Shares	405	86
*	Collector AB	6,764	75
*	Rezidor Hotel Group AB	19,442	72
	Klovern AB Preference Shares	2,036	66
*	Mekonomen AB	2,334	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SAS AB Preference Shares	698	43
	Fastighets AB Balder Preference Shares	835	32
	Sagax AB Preference Shares	5,206	19
*	International Petroleum Corp.	1	—
			112,566
Switzerland (2.8%)
*	Nestle SA	709,029	54,610
	Roche Holding AG	160,506	41,999
	Novartis AG	544,832	41,944
	UBS Group AG	805,371	13,748
	ABB Ltd.	441,247	10,812
	Cie Financiere Richemont SA	118,073	9,866
*	Syngenta AG	21,110	9,811
	Zurich Insurance Group AG	34,065	9,427
	Credit Suisse Group AG	492,468	7,511
*	Swiss Re AG	76,283	6,635
*	Actelion Ltd. (Acceptance Line)	19,147	5,422
	LafargeHolcim Ltd.	81,238	4,607
*	Geberit AG	9,829	4,477
^	Givaudan SA	2,323	4,476
	Swatch Group AG (Bearer)	9,502	3,801
*	Swiss Life Holding AG	10,964	3,568
*	Sika AG	551	3,517
*	Lonza Group AG	16,463	3,368
	SGS SA	1,481	3,335
*	Adecco Group AG	43,572	3,237
^	Partners Group Holding AG	4,754	2,874
*	Julius Baer Group Ltd.	49,537	2,583
*,^	Swisscom AG	4,954	2,160
	Roche Holding AG (Bearer)	8,205	2,150
	LafargeHolcim Ltd. (Paris Shares)LafargeHolcim Ltd. (Paris Shares)	34,256	1,944
*	Dufry AG	10,417	1,707
	Sonova Holding AG	11,512	1,702
	Kuehne & Nagel International AG	10,990	1,662
*	Chocoladefabriken Lindt & Spruengli AG Registered Shares	22	1,463
	Baloise Holding AG	9,751	1,430
	Schindler Holding AG	6,990	1,428
*	Chocoladefabriken Lindt & Spruengli AG	247	1,389
	Schindler Holding AG (Registered)	6,235	1,239
	Clariant AG	59,650	1,208
*	Swiss Prime Site AG	13,744	1,192
*	Straumann Holding AG	2,240	1,182
	Temenos Group AG	12,419	1,075
	Logitech International SA	31,270	1,045
	Galenica AG	880	956
	EMS-Chemie Holding AG	1,513	948
	Actelion Ltd.	3,539	945
*	Transocean Ltd.	85,684	945
	ams AG	13,780	887
*	Georg Fischer AG	851	802
*	PSP Swiss Property AG	8,652	776
*	Flughafen Zuerich AG	3,335	735
*	Helvetia Holding AG	1,272	706
^	BB Biotech AG	11,440	650
	Aryzta AG	18,739	608
	Barry Callebaut AG	429	589
	dormakaba Holding AG	646	553
*,2	Sunrise Communications Group AG	7,178	533
*	Banque Cantonale Vaudoise	730	529
*	Cembra Money Bank AG	5,794	494
	DKSH Holding AG	6,000	483
*	Bucher Industries AG	1,488	480
*,2	VAT Group AG	3,678	472
	Pargesa Holding SA	6,218	465

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	OC Oerlikon Corp. AG	35,487	426
*	SFS Group AG	4,231	422
	Valiant Holding AG	3,655	420
*	GAM Holding AG	32,408	415
*	Tecan Group AG	2,313	395
	Panalpina Welttransport Holding AG	2,973	393
*	Sulzer AG	3,315	387
*	Belimo Holding AG	99	370
	Forbo Holding AG	218	358
*	Allreal Holding AG	2,075	357
	Mobimo Holding AG	1,299	349
*	Emmi AG	462	337
*	u-blox Holding AG	1,434	318
*,2	3SBio Inc.	228,000	304
	Burckhardt Compression Holding AG	924	283
	Daetwyler Holding AG	1,664	282
*	Autoneum Holding AG	940	278
	Implenia AG	3,487	268
*	St. Galler Kantonalbank AG	608	264
*	Vontobel Holding AG	4,312	254
	Schweiter Technologies AG	192	231
*	Siegfried Holding AG	782	224
	Swatch Group AG (Registered)	2,703	210
*	Huber & Suhner AG	3,050	205
*	Rieter Holding AG	883	196
*	Basilea Pharmaceutica AG	2,299	196
*	Conzzeta AG	196	194
*	Valora Holding AG	544	187
*	Bobst Group SA	1,690	171
	COSMO Pharmaceuticals NV	1,041	169
*	VZ Holding AG	578	161
*	Intershop Holding AG	331	159
	Vetropack Holding AG	78	154
	APG SGA SA	321	154
*	Ascom Holding AG	8,010	151
*	Arbonia AG	7,828	146
	Interroll Holding AG	121	142
*	Bell AG	270	116
	Kudelski SA	6,259	109
	EFG International AG	15,830	101
	LEM Holding SA	98	100
	Ypsomed Holding AG	507	98
*	Meyer Burger Technology AG	114,777	95
	BKW AG	1,670	90
	ALSO Holding AG	582	73
*	Schmolz & Bickenbach AG	75,992	70
	CS Real Estate Fund LivingPlus	503	69
*,^	Leonteq AG	1,507	67
	Swissquote Group Holding SA	2,287	63
*	Bachem Holding AG	523	62
	Plazza AG	223	52
*	Zehnder Group AG	1,190	40
*	Alpiq Holding AG	434	32
*	Transocean Ltd. (Switzerland Shares)	1,000	11
*	Orascom Development Holding AG	106	1
			300,339
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	765,252	25,307
	Hon Hai Precision Industry Co. Ltd.	3,457,151	11,316
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	11,119
	Largan Precision Co. Ltd.	23,020	3,823
	Formosa Plastics Corp.	1,113,873	3,347
	Nan Ya Plastics Corp.	1,288,423	3,103
	Formosa Chemicals & Fibre Corp.	1,000,283	3,076

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Cathay Financial Holding Co. Ltd.	1,780,549	2,854
Chunghwa Telecom Co. Ltd. ADR	83,370	2,821
Delta Electronics Inc.	494,471	2,783
Fubon Financial Holding Co. Ltd.	1,646,880	2,578
CTBC Financial Holding Co. Ltd.	3,963,715	2,475
MediaTek Inc.	318,086	2,286
China Steel Corp.	2,762,390	2,214
Uni-President Enterprises Corp.	1,069,992	1,975
Mega Financial Holding Co. Ltd.	2,359,769	1,894
Catcher Technology Co. Ltd.	179,310	1,841
Advanced Semiconductor Engineering Inc.	1,375,273	1,724
Asustek Computer Inc.	154,169	1,515
Pegatron Corp.	443,954	1,307
First Financial Holding Co. Ltd.	2,140,019	1,305
Taiwan Mobile Co. Ltd.	351,800	1,299
Quanta Computer Inc.	577,450	1,196
E.Sun Financial Holding Co. Ltd.	1,962,062	1,186
President Chain Store Corp.	127,137	1,106
Formosa Petrochemical Corp.	308,140	1,077
Yuanta Financial Holding Co. Ltd.	2,498,965	1,068
Hotai Motor Co. Ltd.	85,000	980
Taiwan Cooperative Financial Holding Co. Ltd.	1,863,668	948
Hua Nan Financial Holdings Co. Ltd.	1,670,076	935
Lite-On Technology Corp.	524,988	916
Innolux Corp.	1,934,885	903
Far EasTone Telecommunications Co. Ltd.	348,000	857
China Development Financial Holding Corp.	2,961,580	817
Cheng Shin Rubber Industry Co. Ltd.	393,379	812
Pou Chen Corp.	569,524	797
Taishin Financial Holding Co. Ltd.	1,908,180	787
Taiwan Cement Corp.	671,210	781
China Life Insurance Co. Ltd.	811,002	755
Far Eastern New Century Corp.	863,279	726
Foxconn Technology Co. Ltd.	233,514	712
Chang Hwa Commercial Bank Ltd.	1,194,963	693
SinoPac Financial Holdings Co. Ltd.	2,129,631	651
Advantech Co. Ltd.	77,518	627
Chailease Holding Co. Ltd.	236,892	604
Compal Electronics Inc.	880,323	589
Wistron Corp.	595,461	562
AU Optronics Corp. ADR	137,718	556
United Microelectronics Corp.	1,373,180	549
Asia Cement Corp.	494,264	488
* Shin Kong Financial Holding Co. Ltd.	1,808,612	482
Inventec Corp.	636,554	473
Eclat Textile Co. Ltd.	43,163	472
Powertech Technology Inc.	148,000	464
Yageo Corp.	124,346	439
United Microelectronics Corp. ADR	224,078	435
WPG Holdings Ltd.	340,000	431
Novatek Microelectronics Corp.	112,025	431
Win Semiconductors Corp.	87,151	388
Realtek Semiconductor Corp.	114,420	387
Siliconware Precision Industries Co. Ltd.	237,655	385
Teco Electric and Machinery Co. Ltd.	374,000	370
Eva Airways Corp.	744,674	366
Siliconware Precision Industries Co. Ltd. ADR	45,120	364
* HTC Corp.	151,491	364
Vanguard International Semiconductor Corp.	188,000	359
Giant Manufacturing Co. Ltd.	57,881	350
Phison Electronics Corp.	37,000	348
Airtac International Group	30,050	344
Highwealth Construction Corp.	199,540	336
Chroma ATE Inc.	107,000	335

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Walsin Lihwa Corp.	733,000	329
	Merida Industry Co. Ltd.	60,400	324
	Hiwin Technologies Corp.	49,942	318
	Winbond Electronics Corp.	557,000	314
	Acer Inc.	665,551	314
	CTCI Corp.	179,000	313
	Synnex Technology International Corp.	285,498	309
	Chicony Electronics Co. Ltd.	116,875	308
	Walsin Technology Corp.	160,975	308
	Micro-Star International Co. Ltd.	151,000	302
	Elite Material Co. Ltd.	74,000	295
	Nien Made Enterprise Co. Ltd.	29,000	293
	Kenda Rubber Industrial Co. Ltd.	180,413	290
	Poya International Co. Ltd.	21,238	290
	Taiwan Business Bank	1,044,501	289
	Tripod Technology Corp.	99,000	280
*	Ruentex Development Co. Ltd.	229,156	280
	LCY Chemical Corp.	190,000	273
	Feng TAY Enterprise Co. Ltd.	70,235	270
	Standard Foods Corp.	107,116	264
	eMemory Technology Inc.	19,000	262
	General Interface Solution Holding Ltd.	46,000	256
	Accton Technology Corp.	112,000	254
	TSRC Corp.	220,925	253
*	PharmaEssentia Corp.	50,000	249
	Chipbond Technology Corp.	167,000	249
	Nanya Technology Corp.	151,324	241
	China Motor Corp.	262,000	238
	Merry Electronics Co. Ltd.	39,850	236
	Taiwan Secom Co. Ltd.	80,675	236
	Ruentex Industries Ltd.	146,268	235
*	TaiMed Biologics Inc.	39,000	234
	King's Town Bank Co. Ltd.	244,000	234
*	China Petrochemical Development Corp.	606,350	229
	Compeq Manufacturing Co. Ltd.	306,000	225
*	Tatung Co. Ltd.	610,000	223
	King Yuan Electronics Co. Ltd.	246,000	222
	Yulon Motor Co. Ltd.	244,000	221
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	219
	Formosa Taffeta Co. Ltd.	208,000	217
	AU Optronics Corp.	520,000	216
	Hota Industrial Manufacturing Co. Ltd.	48,936	216
	St. Shine Optical Co. Ltd.	11,000	213
	China Airlines Ltd.	686,000	213
	Waterland Financial Holdings Co. Ltd.	684,911	210
*	Asia Pacific Telecom Co. Ltd.	646,152	208
	China Synthetic Rubber Corp.	205,110	207
*	Genius Electronic Optical Co. Ltd.	17,714	207
	King Slide Works Co. Ltd.	13,000	200
	Parade Technologies Ltd.	17,000	199
	Silergy Corp.	11,000	199
	Simplo Technology Co. Ltd.	59,400	199
	Taiwan Fertilizer Co. Ltd.	145,000	196
	Tong Yang Industry Co. Ltd.	115,000	195
	Taichung Commercial Bank Co. Ltd.	598,154	194
	Zhen Ding Technology Holding Ltd.	82,700	193
	TTY Biopharm Co. Ltd.	56,541	193
	Eternal Materials Co. Ltd.	178,914	191
	United Integrated Services Co. Ltd.	89,000	190
	Advanced Ceramic X Corp.	18,000	190
	E Ink Holdings Inc.	185,000	189
	Transcend Information Inc.	55,000	188
	Long Chen Paper Co. Ltd.	206,000	186
*	Taiwan Glass Industry Corp.	357,842	183

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	PChome Online Inc.	21,268	182
*	Epistar Corp.	180,044	179
*	TPK Holding Co. Ltd.	49,958	178
	Oriental Union Chemical Corp.	236,000	176
*	ASPEED Technology Inc.	9,000	175
	Radiant Opto-Electronics Corp.	83,314	174
	FLEXium Interconnect Inc.	45,703	170
	Grand Pacific Petrochemical	257,000	168
	Yungtay Engineering Co. Ltd.	101,000	167
	Clevo Co.	182,628	167
	Qisda Corp.	262,000	167
	Taiwan Paiho Ltd.	50,000	166
	Unimicron Technology Corp.	269,000	166
	Globalwafers Co. Ltd.	23,000	164
	Gigabyte Technology Co. Ltd.	124,000	164
	Prince Housing & Development Corp.	412,050	163
	Feng Hsin Steel Co. Ltd.	96,000	162
	Kinsus Interconnect Technology Corp.	62,000	161
*	Evergreen Marine Corp. Taiwan Ltd.	362,940	160
	Asia Polymer Corp.	260,000	160
	Tainan Spinning Co. Ltd.	345,543	159
	Sino-American Silicon Products Inc.	109,000	158
*	Ho Tung Chemical Corp.	528,639	158
	Greatek Electronics Inc.	112,000	157
	Wistron NeWeb Corp.	54,651	157
	Firich Enterprises Co. Ltd.	100,983	157
	Cub Elecparts Inc.	14,898	156
*	Chunghwa Precision Test Tech Co. Ltd.	4,000	156
	Getac Technology Corp.	120,000	156
	Career Technology MFG. Co. Ltd.	229,000	154
	Cleanaway Co. Ltd.	27,000	154
	Coretronic Corp.	107,400	152
	Great Wall Enterprise Co. Ltd.	157,100	152
	Far Eastern International Bank	484,559	152
	Huaku Development Co. Ltd.	65,000	149
	Capital Securities Corp.	446,000	148
	Taiwan Acceptance Corp.	50,000	147
	Makalot Industrial Co. Ltd.	34,712	146
	Taiwan Styrene Monomer	190,450	146
	Syncmold Enterprise Corp.	65,000	144
	Chong Hong Construction Co. Ltd.	61,152	143
	Lien Hwa Industrial Corp.	157,214	143
	Tung Ho Steel Enterprise Corp.	176,000	142
	Nan Kang Rubber Tire Co. Ltd.	144,493	138
	Voltronic Power Technology Corp.	9,615	137
	Land Mark Optoelectronics Corp.	15,600	137
*	HannStar Display Corp.	508,265	137
	Chunghwa Telecom Co. Ltd.	40,000	135
	Grape King Bio Ltd.	21,000	135
	China General Plastics Corp.	152,000	134
	Sanyang Motor Co. Ltd.	188,000	134
	Rechi Precision Co. Ltd.	120,000	130
	Lealea Enterprise Co. Ltd.	470,000	130
	Depo Auto Parts Ind Co. Ltd.	45,000	130
	UPC Technology Corp.	302,000	130
	Mitac Holdings Corp.	122,667	129
	Namchow Chemical Industrial Co. Ltd.	64,000	129
	Everlight Electronics Co. Ltd.	81,000	127
	Tong Hsing Electronic Industries Ltd.	30,000	127
	Sinbon Electronics Co. Ltd.	51,499	127
	WT Microelectronics Co. Ltd.	88,549	127
	Ennoconn Corp.	11,556	126
	Casetek Holdings Ltd.	42,000	124
	Gourmet Master Co. Ltd.	12,350	124

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	ITEQ Corp.	82,000	123
	Visual Photonics Epitaxy Co. Ltd.	65,250	123
	China Steel Chemical Corp.	31,000	123
	U-Ming Marine Transport Corp.	121,000	122
	Adlink Technology Inc.	55,168	121
	Chin-Poon Industrial Co. Ltd.	59,000	120
	Bizlink Holding Inc.	19,933	119
	Shinkong Synthetic Fibers Corp.	396,000	119
	Elan Microelectronics Corp.	82,000	116
	BES Engineering Corp.	560,000	116
	China Man-Made Fiber Corp.	437,950	115
	Gemtek Technology Corp.	102,000	115
	Hu Lane Associate Inc.	23,000	112
*	Yieh Phui Enterprise Co. Ltd.	274,000	112
	AmTRAN Technology Co. Ltd.	154,000	112
	Holtek Semiconductor Inc.	60,000	111
	Sercomm Corp.	44,000	111
	Pharmally International Holding Co. Ltd.	7,000	110
	USI Corp.	214,000	107
	Flytech Technology Co. Ltd.	30,853	105
	Wowprime Corp.	20,665	104
	Xxentria Technology Materials Corp.	44,000	103
	Dynapack International Technology Corp.	77,000	103
	Sinyi Realty Inc.	88,630	102
	YFY Inc.	287,000	102
	Elite Advanced Laser Corp.	23,040	102
*	Neo Solar Power Corp.	216,573	101
	Far Eastern Department Stores Ltd.	190,115	101
	FocalTech Systems Co. Ltd.	80,923	100
	Mercuries & Associates Holding Ltd.	124,550	99
	China Metal Products	101,000	99
*	Yang Ming Marine Transport Corp.	223,831	99
	Cheng Uei Precision Industry Co. Ltd.	70,000	98
	Nien Hsing Textile Co. Ltd.	111,000	98
	Sporton International Inc.	16,472	97
	Aten International Co. Ltd.	35,000	96
	Kinpo Electronics	254,000	95
*	Center Laboratories Inc.	49,894	95
	Farglory Land Development Co. Ltd.	70,000	95
	Bank of Kaohsiung Co. Ltd.	294,085	95
	Taiwan TEA Corp.	174,000	94
	Advanced Wireless Semiconductor Co.	46,000	93
*	Wafer Works Corp.	149,000	93
*	Wei Chuan Foods Corp.	152,000	93
	Kindom Construction Corp.	147,000	93
*	Phihong Technology Co. Ltd.	193,000	93
	IEI Integration Corp.	60,380	92
	Taiwan Land Development Corp.	243,731	91
	President Securities Corp.	204,178	91
	Tyntek Corp.	194,000	90
	Formosa International Hotels Corp.	17,058	89
	PharmaEngine Inc.	14,199	88
	Cheng Loong Corp.	185,000	88
	Cathay Real Estate Development Co. Ltd.	130,200	87
*	Ritek Corp.	515,147	87
	Senao International Co. Ltd.	49,000	86
	Goldsun Building Materials Co. Ltd.	315,000	86
	Hung Sheng Construction Ltd.	134,000	86
	Primax Electronics Ltd.	51,000	85
	Advanced Semiconductor Engineering Inc. ADR	13,400	84
	Kinik Co.	36,000	84
*	Microbio Co. Ltd.	116,000	84
	Wisdom Marine Lines Co. Ltd.	76,377	82
	Tung Thih Electronic Co. Ltd.	12,000	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Pan Jit International Inc.	142,000	81
	TXC Corp.	55,000	81
	Sitronix Technology Corp.	27,000	81
	Huang Hsiang Construction Corp.	55,000	80
	Topco Scientific Co. Ltd.	24,203	79
*	Mercuries Life Insurance Co. Ltd.	154,105	79
	Yulon Nissan Motor Co. Ltd.	10,000	79
	OptoTech Corp.	134,000	79
	Chaun-Choung Technology Corp.	20,000	78
	Wan Hai Lines Ltd.	141,000	78
	Nan Ya Printed Circuit Board Corp.	89,000	78
	Unitech Printed Circuit Board Corp.	206,000	78
	Tong-Tai Machine & Tool Co. Ltd.	108,560	77
	Sigurd Microelectronics Corp.	87,000	77
	International Games System Co. Ltd.	12,000	77
*	Asia Optical Co. Inc.	40,000	77
	D-Link Corp.	184,212	77
*	Shining Building Business Co. Ltd.	213,660	75
	Asia Vital Components Co. Ltd.	90,000	75
*	AGV Products Corp.	299,440	75
	Pan-International Industrial Corp.	80,000	75
	L&K Engineering Co. Ltd.	65,000	74
	Ginko International Co. Ltd.	9,000	74
	Quanta Storage Inc.	59,000	74
	China Bills Finance Corp.	150,000	74
*	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	73
	Rich Development Co. Ltd.	236,000	73
	Systex Corp.	36,000	72
	Lung Yen Life Service Corp.	38,000	72
	Chimei Materials Technology Corp.	143,000	72
*	CMC Magnetics Corp.	575,021	72
*	Radium Life Tech Co. Ltd.	152,393	72
*	Egis Technology Inc.	13,000	72
*	Kung Long Batteries Industrial Co. Ltd.	14,000	71
	Pixart Imaging Inc.	27,000	71
*	Motech Industries Inc.	79,000	70
*	Charoen Pokphand Enterprise	37,000	70
	Long Bon International Co. Ltd.	127,000	70
	Sunplus Technology Co. Ltd.	171,000	68
	Kuoyang Construction Co. Ltd.	149,000	68
	Taiwan FamilyMart Co. Ltd.	10,000	68
	Test Research Inc.	51,000	68
	Taiyen Biotech Co. Ltd.	67,000	68
*	Dynamic Electronics Co. Ltd.	222,000	67
	Darfon Electronics Corp.	77,000	67
*	HannsTouch Solution Inc.	186,000	66
*	TWi Pharmaceuticals Inc.	23,000	65
	Sincere Navigation Corp.	93,000	65
*	TCI Co. Ltd.	11,000	64
	Holy Stone Enterprise Co. Ltd.	46,000	63
	Everlight Chemical Industrial Corp.	97,240	63
	Sheng Yu Steel Co. Ltd.	56,000	63
*	Sunny Friend Environmental Technology Co. Ltd.	13,000	63
	Wah Lee Industrial Corp.	38,000	62
	A-DATA Technology Co. Ltd.	26,190	62
	Formosan Rubber Group Inc.	112,100	62
	Sunrex Technology Corp.	95,000	60
*	Iron Force Industrial Co. Ltd.	11,000	59
	Jess-Link Products Co. Ltd.	57,000	57
*	Orient Semiconductor Electronics Ltd.	176,000	57
	CSBC Corp. Taiwan	122,000	57
	Gigasolar Materials Corp.	6,400	56
	Global Unichip Corp.	16,000	56
*	Silicon Integrated Systems Corp.	249,000	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Infortrend Technology Inc.	100,000	55
	Sampo Corp.	90,000	55
	China Chemical & Pharmaceutical Co. Ltd.	89,000	55
	Altek Corp.	61,600	55
	YC INOX Co. Ltd.	67,000	55
	TYC Brother Industrial Co. Ltd.	53,000	55
	Tsann Kuen Enterprise Co. Ltd.	55,000	54
	Taiwan Semiconductor Co. Ltd.	41,000	54
	Lotes Co. Ltd.	14,000	54
*	ALI Corp.	105,000	54
	Posiflex Technology Inc.	9,874	54
	Evergreen International Storage & Transport Corp.	118,000	54
	Ardentec Corp.	64,903	53
	Shin Zu Shing Co. Ltd.	19,000	53
*	Etron Technology Inc.	127,000	51
	Lextar Electronics Corp.	74,000	51
	Chung Hwa Pulp Corp.	152,421	51
	Advanced International Multitech Co. Ltd.	55,000	51
	Taiflex Scientific Co. Ltd.	40,800	50
	WUS Printed Circuit Co. Ltd.	82,000	50
	TA Chen Stainless Pipe	90,065	49
	Taiwan PCB Techvest Co. Ltd.	46,000	49
	Li Cheng Enterprise Co. Ltd.	18,600	49
*	Swancor Holding Co. Ltd.	22,000	49
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	18,000	49
	Gloria Material Technology Corp.	74,000	48
*	Unizyx Holding Corp.	91,000	48
	Elitegroup Computer Systems Co. Ltd.	73,000	47
	Weltrend Semiconductor	52,000	47
	Topkey Corp.	13,000	47
*	Solartech Energy Corp.	110,000	47
	Basso Industry Corp.	16,200	46
	Zinwell Corp.	43,000	46
	Sonix Technology Co. Ltd.	39,000	46
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	45
	Zeng Hsing Industrial Co. Ltd.	9,000	45
	Nan Liu Enterprise Co. Ltd.	9,000	45
	Alpha Networks Inc.	55,000	45
	Taiwan Cogeneration Corp.	58,000	44
	YungShin Global Holding Corp.	29,400	44
	ITE Technology Inc.	37,000	43
	Green Seal Holding Ltd.	8,800	43
	Ton Yi Industrial Corp.	86,000	42
	Chlitina Holding Ltd.	8,400	40
	ENG Electric Co. Ltd.	68,307	40
	Test Rite International Co. Ltd.	60,000	40
	ScinoPharm Taiwan Ltd.	28,121	39
	Lite-On Semiconductor Corp.	38,000	37
	Elite Semiconductor Memory Technology Inc.	27,000	37
	Jentech Precision Industrial Co. Ltd.	16,000	37
	Toung Loong Textile Manufacturing	14,000	37
	Soft-World International Corp.	16,000	37
	Universal Cement Corp.	41,868	36
	Federal Corp.	76,612	35
	CHC Healthcare Group	24,268	34
*	Ichia Technologies Inc.	49,000	34
	Darwin Precisions Corp.	73,000	33
	AcBel Polytech Inc.	43,000	33
	Concord Securities Co. Ltd.	147,000	33
*	Gintech Energy Corp.	55,340	32
	Faraday Technology Corp.	25,800	31
*	Taigen Biopharmaceuticals Holdings Ltd.	38,872	30
	Johnson Health Tech Co. Ltd.	21,105	29
	CyberTAN Technology Inc.	44,000	29

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Brogent Technologies Inc.	4,389	28
	ACES Electronic Co. Ltd.	33,000	27
*	E-Ton Solar Tech Co. Ltd.	90,000	27
	Masterlink Securities Corp.	95,013	27
*	Medigen Biotechnology Corp.	14,000	26
	Vivotek Inc.	8,864	26
	Kuo Toong International Co. Ltd.	37,643	25
	Hong Pu Real Estate Development Co. Ltd.	31,000	25
*	Gigastorage Corp.	34,000	25
	Cyberlink Corp.	11,000	24
	MIN AIK Technology Co. Ltd.	23,000	24
	Taiwan Surface Mounting Technology Corp.	26,250	23
	Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	23
*	King's Town Construction Co. Ltd.	28,000	22
*	Ta Ya Electric Wire & Cable	107,000	22
	Global Mixed Mode Technology Inc.	9,000	21
*	Li Peng Enterprise Co. Ltd.	75,600	20
*	Lotus Pharmaceutical Co. Ltd.	11,000	20
	Taiwan Shin Kong Security Co. Ltd.	12,650	17
	Unity Opto Technology Co. Ltd.	38,000	16
	KEE TAI Properties Co. Ltd.	41,000	15
*	Gold Circuit Electronics Ltd.	41,000	15
	FSP Technology Inc.	18,000	14
*	G Tech Optoelectronics Corp.	24,043	14
	GeoVision Inc.	9,776	13
*	China Electric Manufacturing Corp.	37,000	10
	XPEC Entertainment Inc.	21,468	9
	San Shing Fastech Corp.	4,770	9
	Taiwan Fire & Marine Insurance Co. Ltd.	10,000	6
	Ambassador Hotel	6,000	5
*	Taiwan Liposome Co. Ltd.	1,000	4
	Forest Water Environment Engineering Co. Ltd.	261	1
			162,387
Thailand (0.4%)
*	PTT PCL	261,500	2,936
	Siam Cement PCL NVDR	120,200	1,861
	Kasikornbank PCL (Foreign)	269,183	1,438
*	CP ALL PCL (Foreign)	811,900	1,432
	Kasikornbank PCL	252,100	1,347
	Advanced Info Service PCL (Foreign)	265,300	1,341
	PTT PCL (Foreign)	98,600	1,107
	Siam Commercial Bank PCL (Foreign)	239,500	1,078
*	Siam Commercial Bank PCL (Local)	236,900	1,067
*	Airports of Thailand PCL	906,250	1,054
*	CP ALL PCL (Local)	569,700	1,005
	Siam Cement PCL (Foreign)	64,500	999
*	Bangkok Dusit Medical Services PCL (Local)	1,650,800	968
	Siam Commercial Bank PCL	175,700	791
	PTT Exploration & Production PCL (Foreign)	241,281	677
	Central Pattana PCL (Foreign)	312,900	542
	PTT Global Chemical PCL (Foreign)	239,715	519
	Bangkok Bank PCL (Foreign)	89,698	484
*	Minor International PCL	417,260	449
*	Charoen Pokphand Foods PCL	536,300	414
*	Banpu PCL (Local)	732,000	406
*	PTT Global Chemical PCL (Local)	183,600	397
	Krung Thai Bank PCL (Foreign)	687,175	393
	Intouch Holdings PCL NVDR	237,596	367
	Krung Thai Bank PCL	633,000	362
*	Central Pattana PCL	208,100	361
	Thai Oil PCL (Foreign)	159,800	360
*	Indorama Ventures PCL	332,500	353
*	Bangkok Expressway & Metro PCL (Local)	1,682,509	350
*	Minor International PCL (Foreign)	297,823	321

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Charoen Pokphand Foods PCL (Foreign)	367,500	284
*	Digital Telecommunications Infrastructure Fund	688,200	282
*	True Corp. PCL (Local)	1,370,453	259
*	KCE Electronics PCL	83,000	255
	Thai Union Frozen Products PCL (Foreign)	404,880	249
*	Intouch Holdings PCL	160,600	248
	IRPC PCL (Foreign)	1,491,200	241
	Electricity Generating PCL (Foreign)	37,200	237
	Land & Houses PCL NVDR	790,900	235
*	BTS Group Holdings PCL	954,800	234
*	Ratchaburi Electricity Generating Holding PCL (Local)	161,300	233
*	TMB Bank PCL (Foreign)	3,532,900	233
*	OBI Pharma Inc.	23,000	216
*	Bumrungrad Hospital PCL	42,500	215
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	214
*	Srisawad Power 1979 PCL	160,541	205
*	PTT Exploration and Production PCL (Local)	72,800	204
*	Robinson Department Store PCL	112,700	204
*	Bangchak Corp. PCL	217,100	201
	Home Product Center PCL (Foreign)	677,598	190
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	386,700	188
*	Jasmine Broadband Internet Infrastructure Fund	559,400	186
*,2	Star Petroleum Refining PCL	484,700	185
*	Tisco Financial Group PCL NVDR	83,500	184
	Siam City Cement PCL (Foreign)	22,700	182
^	Total Access Communication PCL (Foreign)	145,300	174
*	Siam City Cement PCL (Local)	21,484	172
	Berli Jucker PCL (Foreign)	134,484	169
*	Superblock PCL	3,838,700	168
*	Sino-Thai Engineering & Construction PCL	237,700	167
*	Central Plaza Hotel PCL	162,200	163
*	Home Product Center PCL (Local)	568,200	159
	Bumrungrad Hospital PCL (Foreign)	30,900	157
*	Land & Houses PCL	508,200	151
^	Delta Electronics Thailand PCL (Foreign)	56,600	151
*	Supalai PCL	211,200	150
*	Bangkok Land PCL	2,749,700	149
^	BTS Group Holdings PCL ADR	604,800	149
*	CH Karnchang PCL	187,300	147
	Kiatnakin Bank PCL (Foreign)	74,800	147
*	True Corp. PCL (Foreign)	775,201	147
*	Delta Electronics Thailand PCL (Local)	51,800	138
*	Gunkul Engineering PCL	987,583	135
*	TPI Polene PCL	1,930,500	131
*	Glow Energy PCL	54,500	129
*	Thoresen Thai Agencies PCL (Foreign)	476,652	126
	Pruksa Real Estate PCL	210,700	123
*	Thai Oil PCL	54,500	123
	BEC World PCL (Foreign)	225,100	122
*	Major Cineplex Group PCL	120,200	122
	Thanachart Capital PCL	88,900	121
*	Siam Global House PCL	250,801	118
*	Electricity Generating PCL	18,300	116
	momo.com Inc.	16,000	115
*	Thai Union Group PCL	183,500	113
*	Sansiri PCL (Local)	1,855,200	113
*	AP Thailand PCL	476,600	109
*	Bangkok Airways PCL	184,800	108
*	Muangthai Leasing PCL	124,100	108
*	Berli Jucker PCL (Local)	83,600	105
*	Thaicom PCL	197,300	104
	Bangkok Dusit Medical Services PCL (Foreign)	176,000	103
*	Italian-Thai Development PCL	784,500	102
*	IRPC PCL	629,800	102

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Tipco Asphalt PCL	140,500	101
*	Quality Houses PCL	1,338,683	99
*	Krungthai Card PCL	24,700	97
*	Group Lease PCL (Local)	149,700	96
*	Sri Trang Agro-Industry PCL	180,700	94
*	Kiatnakin Bank PCL (Local)	47,400	93
*	VGI Global Media PCL	652,900	93
*	Thai Vegetable Oil PCL	88,000	93
	LPN Development PCL	268,700	91
*	Tisco Financial Group PCL (Local)	40,100	88
*	Jasmine International PCL (Local)	351,600	87
*	Vibhavadi Medical Center PCL	1,028,700	85
*	Taokaenoi Food & Marketing PCL	123,500	84
*	PTG Energy PCL	127,400	83
	Bangkok Life Assurance PCL NVDR	59,100	82
*	Carabao Group PCL	43,100	82
*	Dynasty Ceramic PCL	696,900	82
*	Hana Microelectronics PCL	64,600	79
*	Amata Corp. PCL	158,800	79
*	U City PCL	90,412,494	78
	Bangkok Expressway & Metro PCL (Foreign)	373,046	78
	Glow Energy PCL (Foreign)	32,700	77
	Global Power Synergy Co. Ltd.	77,600	77
	Unique Engineering & Construction PCL	155,600	76
*	TTW PCL	246,200	75
*	Beauty Community PCL	262,700	75
	Banpu PCL	132,528	74
	Bangkok Life Assurance PCL	50,940	71
*	Esso Thailand PCL	206,200	70
*	Thanachart Capital PCL (Local)	50,100	68
*	TMB Bank PCL	1,018,600	67
*	IMPACT Growth REIT	150,500	63
*	Thai Airways International PCL	126,300	62
*	GFPT PCL	112,200	59
*	Bangkok Chain Hospital PCL	154,400	58
*	Chularat Hospital PCL	837,980	58
	Hana Microelectronics PCL (Foreign)	46,600	57
*	Samart Corp. PCL	128,900	55
*	TICON Industrial Connection PCL	132,600	54
	Bangkok Bank PCL	10,200	53
^	Thanachart Capital PCL NVDR	38,600	53
*	Thai Airways International PCL (Foreign)	104,374	52
*	CK Power PCL	529,000	47
*	Thaifoods Group PCL	242,100	44
*	SPCG PCL	65,000	39
*	WHA Corp. PCL (Local)	420,000	38
*	Precious Shipping PCL	125,400	34
*	Cal-Comp Electronics Thailand PCL	387,330	32
*	Inter Far East Energy Corp.	351,100	31
*	Total Access Communication PCL (Local)	25,400	30
*	Univentures PCL	143,400	29
*,^	WHA Corp. PCL (Foreign)	210,509	19
*,^	Precious Shipping PCL (Foreign)	62,700	17
	CK Power PCL (Foreign)	179,860	16
*	Siam City Cement PCL Rights to Expire 5/15/2017	8,568	7
*	Group Lease PCL	6,259	4
*	Thoresen Thai Agencies PCL (Local)	13,200	4
*	Group Lease PCL Warrants Expire 8/1/2018	9,618	2
*	CK Power PCL Foreign Line Warrants Expire 5/28/2020	179,860	2
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	2
*	WHA Corp. PCL Warrants Expire 12/31/19	5,107	1
*	Italian-Thai Development PCL Warrants Expire 5/13/19	56,840	1
*	Samart Corp. PCL Warrants Expire 2/11/2018	39,440	1
*	Srisawad Power 1979 PCL Warrants Expire 11/30/2017	2,960	1

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	BCPG PCL	1,225	—
*	VGI Global Media PCL Warrants	71,450	—
*	Thaifoods Group PCL Warrants Expire 4/28/2020	24,210	—
*	Precious Shipping PCL Warrants	6,270	—
			39,548
Turkey (0.1%)
	Akbank TAS	698,774	1,870
*	Turkiye Garanti Bankasi AS	458,797	1,239
	BIM Birlesik Magazalar AS	54,007	882
*	Turkcell Iletisim Hizmetleri AS	195,414	684
*	Haci Omer Sabanci Holding AS (Bearer)	211,795	631
*	Tupras Turkiye Petrol Rafinerileri AS	24,875	627
*	KOC Holding AS	131,948	620
*	Turkiye Is Bankasi	285,415	563
	Eregli Demir ve Celik Fabrikalari TAS	274,084	502
*	Turkiye Halk Bankasi AS	138,129	458
	Turkiye Vakiflar Bankasi TAO	204,427	349
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	397,961	330
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	272
	Enka Insaat ve Sanayi AS	156,234	240
*	Arcelik AS	35,788	239
	Anadolu Efes Biracilik Ve Malt Sanayii AS	41,074	231
*	Yapi ve Kredi Bankasi AS	163,123	198
	Ford Otomotiv Sanayi AS	17,563	195
	Turk Telekomunikasyon AS	106,702	192
*	Turk Hava Yollari AO	112,114	191
*	Tofas Turk Otomobil Fabrikasi AS	22,955	191
*	Ulker Biskuvi Sanayi AS	33,433	190
	Turkiye Sise ve Cam Fabrikalari AS	147,251	185
	Petkim Petrokimya Holding AS	120,882	167
*	Soda Sanayii AS	88,901	160
	Coca-Cola Icecek AS	13,694	139
	TAV Havalimanlari Holding AS	32,203	134
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	112
*	Zorlu Enerji Elektrik Uretim AS	328,267	107
*	Aksa Enerji Uretim AS Class B	123,798	104
	Anadolu Hayat Emeklilik AS	64,919	99
*	Aksigorta AS	132,563	99
	Tekfen Holding AS	35,895	93
	AvivaSA Emeklilik ve Hayat AS	15,887	88
*	Sekerbank TAS	205,730	70
	Bizim Toptan Satis Magazalari AS	17,130	56
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	56
*	Aygaz AS	12,065	48
	Turkiye Sinai Kalkinma Bankasi AS	112,274	48
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	47
*	Migros Ticaret AS	6,467	44
*	Koza Altin Isletmeleri AS	8,052	44
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	41
	Yazicilar Holding AS Class A	5,506	36
*	Aksa Akrilik Kimya Sanayii AS	11,842	35
*	Dogan Sirketler Grubu Holding AS	168,390	35
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	34
	Is Gayrimenkul Yatirim Ortakligi AS	87,534	34
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	34
*	Turk Traktor ve Ziraat Makineleri AS	1,534	34
*	Trakya Cam Sanayii AS	21,505	21
*	Pegasus Hava Tasimaciligi AS	4,428	20
	Torunlar Gayrimenkul Yatirim Ortakligi AS	13,045	19
*	Dogus Otomotiv Servis ve Ticaret AS	7,386	19
*	Vakif Gayrimenkul Yatirim Ortakligi AS	19,855	15
*	Albaraka Turk Katilim Bankasi AS	32,421	11

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Asya Katilim Bankasi AS	147,465	—
			13,182
United Arab Emirates (0.1%)
	Emirates Telecommunications Group Co. PJSC	400,603	1,902
	National Bank of Abu Dhabi PJSC	589,401	1,763
*	Emaar Properties PJSC	760,955	1,486
	DP World Ltd.	37,047	757
	Abu Dhabi Commercial Bank PJSC	398,885	751
	Dubai Islamic Bank PJSC	301,078	481
	Aldar Properties PJSC	727,850	424
	Union National Bank PJSC	283,791	387
*	Emaar Malls PJSC	391,593	274
*	DAMAC Properties Dubai Co. PJSC	381,514	266
*	Dubai Investments PJSC	435,349	251
	Air Arabia PJSC	787,031	223
*	DXB Entertainments PJSC	666,893	175
*	Dubai Financial Market PJSC	426,230	133
*	Amlak Finance PJSC	421,186	122
	Al Waha Capital PJSC	234,724	119
*	Amanat Holdings PJSC	389,761	111
*	Arabtec Holding PJSC	386,155	95
	National Central Cooling Co. PJSC	134,628	69
*	Dana Gas PJSC	547,053	66
*	Eshraq Properties Co. PJSC	184,450	59
*	Drake & Scull International PJSC	459,669	55
*	Deyaar Development PJSC	361,379	53
	Aramex PJSC	29,137	42
*	Union Properties PJSC	142,827	39
	RAK Properties PJSC	168,932	28
			10,131
United Kingdom (6.0%)
	HSBC Holdings plc	4,645,222	38,306
	British American Tobacco plc	429,778	29,037
	BP plc	4,400,389	25,191
	Royal Dutch Shell plc Class A	955,017	24,800
	Royal Dutch Shell plc Class B	926,788	24,659
	GlaxoSmithKline plc	1,142,481	22,996
	AstraZeneca plc	296,427	17,753
	Diageo plc	585,947	17,055
	Vodafone Group plc	6,135,544	15,803
	Unilever plc	280,288	14,420
	Lloyds Banking Group plc	15,709,133	14,115
	Reckitt Benckiser Group plc	146,888	13,534
	Prudential plc	603,024	13,383
	Shire plc	212,038	12,502
	Imperial Brands plc	230,785	11,302
	Rio Tinto plc	283,963	11,202
	National Grid plc	853,908	11,057
	Barclays plc	3,986,713	10,917
*	Glencore plc	2,742,972	10,780
	Compass Group plc	402,021	8,117
	BT Group plc	1,978,586	7,805
	BHP Billiton plc	501,714	7,649
	CRH plc	203,908	7,435
	WPP plc	314,186	6,728
	Aviva plc	988,522	6,722
	BAE Systems plc	801,449	6,509
*	Standard Chartered plc	647,333	6,050
	RELX NV (London Shares)	268,466	5,443
	Experian plc	244,832	5,267
	Legal & General Group plc	1,490,661	4,751
	SSE plc	262,006	4,720
*	Tesco plc	1,965,423	4,664
	Wolseley plc	71,979	4,575

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Anglo American plc	319,511	4,575
	Rolls-Royce Holdings plc	411,863	4,329
	Smith & Nephew plc	236,968	3,893
	London Stock Exchange Group plc	85,779	3,759
	Centrica plc	1,391,657	3,566
	Sky plc	275,842	3,544
	Associated British Foods plc	89,606	3,262
	Old Mutual plc	1,249,231	3,138
	Kingfisher plc	697,020	3,084
	Land Securities Group plc	185,131	2,651
*	Royal Bank of Scotland Group plc	758,102	2,603
	Bunzl plc	81,041	2,526
	Carnival plc	40,489	2,495
	Ashtead Group plc	112,563	2,375
	InterContinental Hotels Group plc	43,395	2,300
	Sage Group plc	264,866	2,299
	3i Group plc	221,147	2,273
	ITV plc	809,380	2,201
	Whitbread plc	42,042	2,197
	Persimmon plc	70,982	2,142
	Mondi plc	82,506	2,135
	Paddy Power Betfair plc	19,064	2,123
	Standard Life plc	449,421	2,115
	Burberry Group plc	99,763	2,085
	Taylor Wimpey plc	751,150	1,946
	United Utilities Group plc	148,569	1,872
	British Land Co. plc	219,071	1,863
	Randgold Resources Ltd.	20,834	1,833
	DCC plc	19,461	1,797
	Intertek Group plc	34,115	1,796
	International Consolidated Airlines Group SA (London Shares)	245,084	1,777
	Next plc	31,855	1,776
	Smiths Group plc	82,900	1,762
	GKN plc	378,818	1,760
	Marks & Spencer Group plc	366,992	1,742
	RSA Insurance Group plc	221,500	1,709
	Barratt Developments plc	222,737	1,671
	St. James's Place plc	110,114	1,637
	Johnson Matthey plc	41,116	1,586
	Micro Focus International plc	47,062	1,577
2	Worldpay Group plc	404,171	1,570
	Severn Trent plc	50,835	1,530
	Informa plc	181,732	1,511
	Direct Line Insurance Group plc	328,529	1,485
	Smurfit Kappa Group plc	55,389	1,480
	Pearson plc	178,169	1,470
	Wm Morrison Supermarkets plc	467,490	1,452
	J Sainsbury plc	401,197	1,430
	G4S plc	361,632	1,428
	Melrose Industries plc	445,134	1,363
	Croda International plc	27,515	1,341
	Rentokil Initial plc	413,282	1,332
	Segro plc	210,201	1,322
	Hammerson plc	172,722	1,314
	Provident Financial plc	31,396	1,303
	Berkeley Group Holdings plc	30,069	1,268
	Weir Group plc	47,156	1,215
2	Auto Trader Group plc	233,290	1,212
	Rightmove plc	22,043	1,195
	TUI AG	80,549	1,172
	Royal Mail plc	222,567	1,161
	Coca-Cola HBC AG	41,317	1,146
	Halma plc	81,680	1,114
	Travis Perkins plc	53,164	1,109

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	DS Smith plc	198,215	1,108
	Admiral Group plc	42,389	1,104
	Capita plc	151,764	1,094
	Inmarsat plc	102,385	1,083
	Spirax-Sarco Engineering plc	16,060	1,081
	Meggitt plc	179,927	1,078
	RPC Group plc	99,887	1,049
	Dixons Carphone plc	241,132	1,047
	Schroders plc	24,913	1,029
	Investec plc	137,539	1,019
	Tate & Lyle plc	102,159	1,002
	Inchcape plc	90,390	1,000
	IMI plc	60,036	994
	Cobham plc	571,589	981
	Bellway plc	26,449	975
2	Merlin Entertainments plc	148,269	970
	Booker Group plc	385,323	968
	Pennon Group plc	86,873	964
	Hiscox Ltd.	65,436	960
*	Just Eat plc	128,180	958
	Spectris plc	25,856	924
	Hargreaves Lansdown plc	51,371	917
	Mediclinic International plc	84,923	903
	Antofagasta plc	82,079	891
	BBA Aviation plc	214,525	865
*,^	Tullow Oil plc	315,998	857
	Derwent London plc	22,011	839
	Polymetal International plc	61,838	813
*	Metro Bank plc	17,710	807
*	BTG plc	89,250	786
	Phoenix Group Holdings	82,010	784
	Aberdeen Asset Management plc	213,038	770
	John Wood Group plc	77,417	761
	William Hill plc	199,547	758
	UBM plc	82,099	755
	Hikma Pharmaceuticals plc	29,762	747
	Howden Joinery Group plc	123,575	741
	Intu Properties plc	203,283	726
	Capital & Counties Properties plc	177,145	724
	TP ICAP plc	119,820	712
	Tritax Big Box REIT plc	391,528	710
	easyJet plc	46,052	697
	Close Brothers Group plc	31,457	689
	Fresnillo plc	36,429	685
*	CYBG plc	187,100	683
	Henderson Group plc	226,364	677
	Rotork plc	211,798	675
	Amec Foster Wheeler plc	95,765	672
	Indivior plc	154,057	669
*	IWG plc	156,915	660
	Saga plc	242,319	658
	Electrocomponents plc	97,528	656
	Great Portland Estates plc	73,056	655
	Playtech plc	52,527	652
	Hays plc	291,704	647
	Babcock International Group plc	54,804	638
	Balfour Beatty plc	167,527	633
	Moneysupermarket.com Group plc	141,111	632
	Greene King plc	64,531	628
	B&M European Value Retail SA	143,561	626
	Beazley plc	109,815	626
	Man Group plc	313,664	624
	Intermediate Capital Group plc	61,183	619
	Shaftesbury plc	50,582	610

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	GVC Holdings plc	62,710	606
*	Paysafe Group plc	101,680	598
	Daily Mail & General Trust plc	63,637	590
	Aggreko plc	51,025	586
	WS Atkins plc	21,067	586
	Petrofac Ltd.	54,577	575
	Jupiter Fund Management plc	92,201	567
	SSP Group plc	98,334	567
	Centamin plc	238,257	546
	IG Group Holdings plc	76,613	539
	Greencore Group plc	179,226	529
*	NEX Group plc	64,842	518
	WH Smith plc	22,013	504
	JD Sports Fashion plc	86,330	498
	Workspace Group plc	43,994	493
	UDG Healthcare plc	50,283	487
	HomeServe plc	55,447	481
	Britvic plc	55,808	480
	Essentra plc	66,023	463
	Ultra Electronics Holdings plc	17,092	463
	QinetiQ Group plc	120,994	460
	NMC Health plc	17,829	460
*	Firstgroup plc	259,520	459
	Lancashire Holdings Ltd.	51,872	458
	Ashmore Group plc	99,651	449
	Domino's Pizza Group plc	104,924	449
	Elementis plc	112,486	443
	Bodycote plc	40,530	438
	Pagegroup plc	66,953	434
	Synthomer plc	66,722	428
	AA plc	124,516	421
	Grafton Group plc	43,156	418
	Dechra Pharmaceuticals plc	18,825	413
	Assura plc	512,573	407
	Victrex plc	16,375	406
	Cineworld Group plc	44,123	402
	Crest Nicholson Holdings plc	51,250	401
	Card Factory plc	95,290	400
2	ZPG plc	82,367	395
	Thomas Cook Group plc	315,209	391
	Vesuvius plc	56,567	389
	National Express Group plc	83,942	389
	Berendsen plc	35,736	388
	UNITE Group plc	45,901	385
	Renishaw plc	8,656	383
	Virgin Money Holdings UK plc	92,749	381
	Jardine Lloyd Thompson Group plc	26,667	379
	Cranswick plc	10,781	374
	Drax Group plc	88,955	372
	BGEO Group plc	7,890	367
	Bovis Homes Group plc	30,538	364
*	KAZ Minerals plc	54,865	358
	Diploma plc	24,800	356
	Kier Group plc	20,525	356
	Dignity plc	10,901	352
	AVEVA Group plc	13,228	349
	Redrow plc	46,046	344
	Ladbrokes Coral Group plc	202,872	344
*	Serco Group plc	228,867	342
	Savills plc	28,052	337
	Rathbone Brothers plc	10,934	333
	Galliford Try plc	17,522	327
2	John Laing Group plc	87,456	326
	Paragon Group of Cos. plc	53,651	325

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hunting plc	43,378	316
	Big Yellow Group plc	30,420	305
	Greggs plc	21,531	300
*	Evraz plc	106,609	299
	Kennedy Wilson Europe Real Estate plc	22,020	296
*	Cairn Energy plc	116,954	294
	Hill & Smith Holdings plc	16,775	289
	Marston's plc	151,725	281
*,^	Ocado Group plc	86,295	281
^	TalkTalk Telecom Group plc	112,065	280
	Grainger plc	86,141	279
2	McCarthy & Stone plc	115,943	277
	Morgan Advanced Materials plc	63,382	274
2	Hastings Group Holdings plc	69,143	271
2	Spire Healthcare Group plc	61,577	270
	Northgate plc	38,520	269
	OneSavings Bank plc	47,007	267
	LondonMetric Property plc	121,469	265
	Genus plc	11,766	261
*	Vectura Group plc	142,776	261
	Carillion plc	88,745	256
	Senior plc	91,403	254
2	Sophos Group plc	57,862	253
	Hansteen Holdings plc	152,312	244
	Fidessa Group plc	7,895	242
*,2	Wizz Air Holdings plc	10,520	241
	Stagecoach Group plc	90,542	239
*	Petra Diamonds Ltd.	138,411	233
	St. Modwen Properties plc	48,958	232
*	EI Group plc	127,165	230
	Safestore Holdings plc	43,113	226
2	Ibstock plc	75,462	224
	NewRiver REIT plc	49,075	221
	SuperGroup plc	10,668	220
*,^	Sports Direct International plc	54,487	216
	Telecom Plus plc	13,313	216
	Polypipe Group plc	41,455	214
	Entertainment One Ltd.	66,383	213
	Brewin Dolphin Holdings plc	50,121	212
	Mitie Group plc	77,374	210
	J D Wetherspoon plc	16,288	210
	Go-Ahead Group plc	9,218	209
	Halfords Group plc	42,204	204
	F&C Commercial Property Trust Ltd.	103,724	204
	Ted Baker plc	5,585	202
	Keller Group plc	16,785	201
	Laird plc	102,123	198
	Dairy Crest Group plc	26,556	197
	De La Rue plc	22,159	196
*	Ophir Energy plc	175,526	195
	Soco International plc	99,429	188
	esure Group plc	59,156	188
	Pets at Home Group plc	74,763	182
	Dunelm Group plc	22,807	179
	UK Commercial Property Trust Ltd.	155,680	179
	Computacenter plc	16,743	178
*	Aldermore Group plc	53,061	178
	Debenhams plc	263,423	175
	PZ Cussons plc	39,815	173
	SIG plc	110,058	171
	Redefine International PLC	333,213	165
	Mitchells & Butlers plc	47,962	165
	Restaurant Group plc	36,332	165
	Renewi plc	129,293	163

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Vedanta Resources plc	18,036	161
	Picton Property Income Ltd.	146,811	160
	OM Asset Management plc	10,100	157
	Chesnara plc	31,671	157
	RPS Group plc	46,163	152
	Acacia Mining plc	29,009	149
	Fenner plc	33,918	148
*	Chemring Group plc	58,521	143
	KCOM Group plc	120,418	138
2	Countryside Properties plc	39,210	137
	Hochschild Mining plc	41,288	136
	Ferrexpo plc	63,601	130
*	AO World plc	74,244	130
	N Brown Group plc	41,889	129
	Oxford Instruments plc	9,640	124
	Lookers plc	73,386	123
	888 Holdings plc	33,538	121
*,2	Shawbrook Group plc	25,907	115
	Devro plc	44,654	115
*	Nostrum Oil & Gas plc	19,562	114
	ITE Group plc	49,024	112
	Helical plc	25,204	108
*	Premier Foods plc	194,113	108
*,^	Premier Oil plc	130,154	105
*	Allied Minds plc	50,534	103
	NCC Group plc	55,229	102
	Schroder REIT Ltd.	118,293	100
	International Personal Finance plc	46,925	98
	Rank Group plc	34,276	95
*	Lonmin plc	60,005	85
*	Imagination Technologies Group plc	64,842	85
	Interserve plc	26,828	80
	Daejan Holdings plc	813	71
*	Gocompare.Com Group plc	59,156	71
	Countrywide plc	27,491	60
	Foxtons Group plc	44,447	59
*	SVG Capital plc	5,354	51
*	Lamprell plc	34,894	48
2	CMC Markets plc	28,615	46
*,^	Genel Energy plc	25,864	26
*,^	Afren plc	141,140	3
*	Tritax Big Box Rights Expire 5/10/2017	35,593	2
			652,090
United States (52.5%)
Basic Materials (1.4%)
	Dow Chemical Co.	278,657	17,500
	EI du Pont de Nemours & Co.	199,730	15,929
	Praxair Inc.	65,685	8,209
	Ecolab Inc.	61,065	7,883
	Air Products & Chemicals Inc.	50,972	7,162
	PPG Industries Inc.	63,406	6,965
	LyondellBasell Industries NV Class A	80,903	6,857
	International Paper Co.	103,470	5,584
	Nucor Corp.	79,222	4,859
	Newmont Mining Corp.	124,895	4,223
*	Freeport-McMoRan Inc.	323,540	4,125
	Celanese Corp. Class A	37,724	3,284
	Eastman Chemical Co.	40,288	3,213
	Arconic Inc.	108,316	2,960
	International Flavors & Fragrances Inc.	21,117	2,927
	Albemarle Corp.	25,635	2,792
	FMC Corp.	30,578	2,239
	Mosaic Co.	81,150	2,185
	Steel Dynamics Inc.	55,000	1,988

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Axalta Coating Systems Ltd.	57,103	1,791
	Chemours Co.	41,364	1,667
	Ashland Global Holdings Inc.	13,143	1,623
	Avery Dennison Corp.	19,330	1,609
	RPM International Inc.	29,000	1,524
*	Alcoa Corp.	43,064	1,453
	CF Industries Holdings Inc.	53,295	1,425
	Reliance Steel & Aluminum Co.	14,300	1,127
	Olin Corp.	33,710	1,083
	WR Grace & Co.	14,900	1,039
	NewMarket Corp.	2,100	989
	Royal Gold Inc.	13,100	926
	United States Steel Corp.	40,695	908
	Huntsman Corp.	34,000	842
	Sensient Technologies Corp.	9,500	777
*	Platform Specialty Products Corp.	53,887	764
	Scotts Miracle-Gro Co.	7,891	762
*	CONSOL Energy Inc.	49,777	756
	Cabot Corp.	12,500	752
*	Versum Materials Inc.	22,464	719
	US Silica Holdings Inc.	16,878	700
	PolyOne Corp.	17,200	674
	Balchem Corp.	8,300	674
*	Univar Inc.	22,055	658
	Trinseo SA	9,718	645
	Southern Copper Corp.	18,101	640
	HB Fuller Co.	11,800	623
*	Ingevity Corp.	9,639	610
	Minerals Technologies Inc.	7,200	567
*	Stillwater Mining Co.	29,200	525
*	GCP Applied Technologies Inc.	15,400	507
	Worthington Industries Inc.	11,400	496
	Westlake Chemical Corp.	7,900	492
	Domtar Corp.	12,300	488
	Compass Minerals International Inc.	7,000	462
	Hecla Mining Co.	84,112	458
*	AK Steel Holding Corp.	69,892	443
*	Cambrex Corp.	7,100	421
	Quaker Chemical Corp.	2,900	419
*	Cliffs Natural Resources Inc.	62,100	417
	Allegheny Technologies Inc.	22,343	410
*	Coeur Mining Inc.	45,000	408
	Commercial Metals Co.	20,900	390
	KapStone Paper and Packaging Corp.	16,800	354
	Kaiser Aluminum Corp.	4,100	346
	Carpenter Technology Corp.	8,500	345
	Stepan Co.	3,900	331
*	Ferro Corp.	17,500	314
	Neenah Paper Inc.	3,600	282
	Innospec Inc.	4,200	277
*	Kraton Corp.	7,700	252
	PH Glatfelter Co.	9,500	204
*	Clearwater Paper Corp.	4,200	204
	A Schulman Inc.	6,200	196
	Innophos Holdings Inc.	4,000	192
	Deltic Timber Corp.	2,300	178
*	AdvanSix Inc.	6,299	172
*	Fairmount Santrol Holdings Inc.	33,000	170
	Calgon Carbon Corp.	11,300	164
	Rayonier Advanced Materials Inc.	12,300	163
*	Koppers Holdings Inc.	3,800	161
	Tredegar Corp.	9,400	161
*	Century Aluminum Co.	10,600	145
	Haynes International Inc.	2,600	110

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Veritiv Corp.	1,997	103
	Ferroglobe plc	10,400	100
*	Ferroglobe R&W Trust	10,400	—
			150,471
Consumer Goods (5.1%)
	Procter & Gamble Co.	586,929	51,256
	Coca-Cola Co.	945,922	40,816
	Philip Morris International Inc.	361,123	40,027
	PepsiCo Inc.	327,683	37,120
	Altria Group Inc.	447,826	32,145
	Mondelez International Inc. Class A	359,027	16,167
	Colgate-Palmolive Co.	203,969	14,694
	NIKE Inc. Class B	250,131	13,860
	Kraft Heinz Co.	137,580	12,436
	Reynolds American Inc.	190,363	12,278
	Monsanto Co.	100,291	11,695
	General Motors Co.	319,368	11,063
	Kimberly-Clark Corp.	83,318	10,810
	Ford Motor Co.	905,942	10,391
*	Tesla Inc.	28,634	8,993
	Activision Blizzard Inc.	162,635	8,498
	General Mills Inc.	134,458	7,733
	Constellation Brands Inc. Class A	39,745	6,858
*	Electronic Arts Inc.	70,953	6,728
	Archer-Daniels-Midland Co.	134,626	6,159
	Newell Brands Inc.	115,147	5,497
	Delphi Automotive plc	64,427	5,180
	Stanley Black & Decker Inc.	37,530	5,110
	Clorox Co.	35,600	4,759
*	Monster Beverage Corp.	102,898	4,669
	Estee Lauder Cos. Inc. Class A	52,604	4,584
	VF Corp.	80,516	4,399
	Tyson Foods Inc. Class A	68,227	4,384
	Dr Pepper Snapple Group Inc.	47,702	4,372
	Mead Johnson Nutrition Co.	47,501	4,214
	Conagra Brands Inc.	107,668	4,175
	Kellogg Co.	58,065	4,123
	Molson Coors Brewing Co. Class B	41,674	3,996
	Hershey Co.	36,378	3,936
*	Mohawk Industries Inc.	15,974	3,751
	JM Smucker Co.	28,657	3,631
	Genuine Parts Co.	39,457	3,631
	Whirlpool Corp.	19,082	3,543
	Church & Dwight Co. Inc.	69,370	3,436
	DR Horton Inc.	92,943	3,057
*	NVR Inc.	1,441	3,042
	Coach Inc.	75,921	2,990
	Brown-Forman Corp. Class B	60,833	2,879
	Hasbro Inc.	25,829	2,560
	Bunge Ltd.	32,056	2,533
	McCormick & Co. Inc.	25,042	2,502
	Hormel Foods Corp.	70,149	2,461
	Campbell Soup Co.	40,963	2,357
	Lennar Corp. Class A	44,343	2,239
	Harley-Davidson Inc.	39,308	2,233
	Lear Corp.	15,171	2,164
	BorgWarner Inc.	50,523	2,136
	Coty Inc. Class A	118,274	2,111
	Vector Group Ltd.	95,228	2,068
	Autoliv Inc.	20,298	2,034
	Snap-on Inc.	12,100	2,027
	Goodyear Tire & Rubber Co.	55,809	2,022
	Mattel Inc.	89,364	2,004
	Coca-Cola European Partners plc	50,640	1,956

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hanesbrands Inc.	87,000	1,897
*	LKQ Corp.	60,488	1,890
	Ingredion Inc.	14,700	1,820
	PVH Corp.	17,588	1,777
	Leucadia National Corp.	68,420	1,737
	Adient plc	21,260	1,564
*	Middleby Corp.	11,400	1,552
	Leggett & Platt Inc.	28,412	1,493
	Pinnacle Foods Inc.	25,068	1,458
*	WABCO Holdings Inc.	11,900	1,415
*	Michael Kors Holdings Ltd.	37,600	1,404
	Lamb Weston Holdings Inc.	32,885	1,373
*	Take-Two Interactive Software Inc.	21,743	1,367
*	Herbalife Ltd.	21,600	1,366
	PulteGroup Inc.	59,696	1,353
	Gentex Corp.	60,678	1,253
*	Post Holdings Inc.	14,372	1,210
*	Lululemon Athletica Inc.	22,898	1,191
*	TreeHouse Foods Inc.	12,931	1,133
*	Toll Brothers Inc.	31,372	1,129
*	Under Armour Inc.	55,360	1,075
	Polaris Industries Inc.	12,600	1,074
	Brunswick Corp.	18,800	1,067
*	Blue Buffalo Pet Products Inc.	42,326	1,043
	Thor Industries Inc.	10,800	1,039
	Pool Corp.	8,200	981
	Ralph Lauren Corp. Class A	11,959	965
*	Edgewell Personal Care Co.	12,560	898
*,^	Under Armour Inc. Class A	39,400	847
*	Skechers U.S.A. Inc. Class A	32,100	810
	Spectrum Brands Holdings Inc.	5,623	808
*	Hain Celestial Group Inc.	21,800	806
*	Visteon Corp.	7,700	793
	Carter's Inc.	8,600	792
	Energizer Holdings Inc.	13,060	774
	Tenneco Inc.	11,900	750
	Flowers Foods Inc.	37,640	738
	Tupperware Brands Corp.	9,000	646
*	Welbilt Inc.	30,200	619
	CalAtlantic Group Inc.	16,888	612
	Snyder's-Lance Inc.	17,013	600
	B&G Foods Inc.	14,100	592
	Dana Inc.	30,300	588
*	Tempur Sealy International Inc.	12,511	587
	Nu Skin Enterprises Inc. Class A	10,100	558
	Lancaster Colony Corp.	4,300	541
*	Darling Ingredients Inc.	35,700	540
*	US Foods Holding Corp.	19,068	538
*	Dorman Products Inc.	6,300	524
*	Kate Spade & Co.	29,900	520
	LCI Industries	5,100	516
	Wolverine World Wide Inc.	21,300	514
*	Helen of Troy Ltd.	5,300	498
	Sanderson Farms Inc.	4,200	486
*	Steven Madden Ltd.	12,450	474
	Fresh Del Monte Produce Inc.	7,695	472
*	Avon Products Inc.	95,425	463
*	iRobot Corp.	5,700	454
*	Zynga Inc. Class A	152,551	441
	Cooper Tire & Rubber Co.	11,400	437
	HNI Corp.	9,300	435
*	TRI Pointe Group Inc.	33,600	418
	Herman Miller Inc.	12,600	417
	J&J Snack Foods Corp.	3,000	404

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Universal Corp.	5,474	402
*	Deckers Outdoor Corp.	6,600	393
	Dean Foods Co.	17,950	354
*	Meritage Homes Corp.	8,600	335
	Pilgrim's Pride Corp.	12,900	335
	Callaway Golf Co.	28,097	333
*	American Axle & Manufacturing Holdings Inc.	18,693	329
	Steelcase Inc. Class A	19,200	327
	KB Home	15,600	321
	Tootsie Roll Industries Inc.	7,891	295
	La-Z-Boy Inc.	10,500	293
*,^	Wayfair Inc.	6,100	279
*	Gentherm Inc.	7,500	279
	Columbia Sportswear Co.	4,800	272
*	Cooper-Standard Holdings Inc.	2,400	271
	Schweitzer-Mauduit International Inc.	6,300	271
	Interface Inc. Class A	13,600	271
	National Beverage Corp.	3,000	266
	WD-40 Co.	2,500	262
	Andersons Inc.	6,950	260
*	Select Comfort Corp.	8,400	260
*	Vista Outdoor Inc.	13,262	259
*	Central Garden & Pet Co. Class A	7,300	257
*	ACCO Brands Corp.	17,742	253
	Cosan Ltd.	32,600	251
*	Boston Beer Co. Inc. Class A	1,700	245
	MDC Holdings Inc.	7,665	238
	Briggs & Stratton Corp.	8,700	217
*	Caesarstone Ltd.	5,400	214
	Coca-Cola Bottling Co. Consolidated	1,000	212
	Knoll Inc.	8,700	208
*	Cal-Maine Foods Inc.	5,500	208
	Oxford Industries Inc.	3,500	203
	Ethan Allen Interiors Inc.	6,700	200
*	Fitbit Inc. Class A	34,400	197
*	G-III Apparel Group Ltd.	7,400	175
	Winnebago Industries Inc.	5,600	161
*	Adecoagro SA	14,300	159
*	Fossil Group Inc.	9,100	157
*,^	GoPro Inc. Class A	17,103	141
*	USANA Health Sciences Inc.	2,200	125
	Superior Industries International Inc.	5,500	120
*	Modine Manufacturing Co.	9,400	114
	National Presto Industries Inc.	1,000	104
*	Crocs Inc.	12,400	77
*	Vera Bradley Inc.	1,800	16
			557,947
Consumer Services (6.9%)
*	Amazon.com Inc.	88,926	82,256
	Home Depot Inc.	280,024	43,712
	Comcast Corp. Class A	1,107,012	43,384
	Walt Disney Co.	361,730	41,816
	Wal-Mart Stores Inc.	353,660	26,588
	McDonald's Corp.	189,619	26,533
*	Priceline Group Inc.	11,484	21,209
	CVS Health Corp.	237,750	19,600
	Starbucks Corp.	323,349	19,420
	Walgreens Boots Alliance Inc.	214,345	18,549
	Costco Wholesale Corp.	101,114	17,950
	Time Warner Inc.	179,409	17,810
	Lowe's Cos. Inc.	204,825	17,386
*	Charter Communications Inc. Class A	48,080	16,595
*	Netflix Inc.	93,927	14,296
	TJX Cos. Inc.	153,960	12,107

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Marriott International Inc. Class A	83,955	7,927
*	eBay Inc.	231,178	7,724
	Target Corp.	134,492	7,511
	McKesson Corp.	49,579	6,856
	Twenty-First Century Fox Inc. Class A	223,038	6,812
	CBS Corp. Class B	95,993	6,389
	Ross Stores Inc.	98,185	6,382
	Sysco Corp.	119,328	6,309
	Kroger Co.	212,550	6,302
	Yum! Brands Inc.	92,409	6,076
*	O'Reilly Automotive Inc.	23,377	5,801
	Cardinal Health Inc.	77,434	5,621
	Carnival Corp.	90,586	5,596
	Las Vegas Sands Corp.	92,726	5,470
*	Liberty Global plc	147,378	5,101
*	AutoZone Inc.	7,341	5,081
	Omnicom Group Inc.	60,935	5,004
*	Dollar Tree Inc.	56,331	4,663
	Dollar General Corp.	63,178	4,594
*	Ulta Beauty Inc.	15,311	4,309
	Expedia Inc.	30,596	4,091
	Royal Caribbean Cruises Ltd.	36,960	3,940
	Viacom Inc. Class B	87,804	3,737
	Twenty-First Century Fox Inc.	124,409	3,715
	MGM Resorts International	120,262	3,693
*	DISH Network Corp. Class A	55,737	3,592
*	Chipotle Mexican Grill Inc. Class A	7,364	3,494
	Nielsen Holdings plc	83,154	3,420
	AmerisourceBergen Corp. Class A	40,265	3,304
	Best Buy Co. Inc.	63,678	3,299
*	Yum China Holdings Inc.	92,171	3,145
	L Brands Inc.	55,679	2,940
*	CarMax Inc.	49,219	2,879
	Hilton Worldwide Holdings Inc.	48,741	2,874
	Advance Auto Parts Inc.	19,213	2,731
*	Panera Bread Co. Class A	8,345	2,609
	Whole Foods Market Inc.	68,028	2,474
	Macy's Inc.	79,512	2,323
	Tiffany & Co.	25,055	2,296
	Wynn Resorts Ltd.	18,593	2,287
	Darden Restaurants Inc.	26,832	2,286
*	Liberty Media Corp-Liberty SiriusXM Class C	59,783	2,271
	Foot Locker Inc.	28,833	2,230
	Wyndham Worldwide Corp.	22,898	2,182
*	Liberty Interactive Corp. QVC Group Class A	102,747	2,176
	MercadoLibre Inc.	9,154	2,095
*	Liberty Global plc Class A	57,494	2,036
	Interpublic Group of Cos. Inc.	85,807	2,023
	Southwest Airlines Co.	35,836	2,015
*	Norwegian Cruise Line Holdings Ltd.	35,987	1,941
	Aramark	50,988	1,862
	Delta Air Lines Inc.	40,365	1,834
^	Sirius XM Holdings Inc.	357,040	1,767
	Domino's Pizza Inc.	9,600	1,741
	Vail Resorts Inc.	8,689	1,718
*	Discovery Communications Inc.	59,447	1,663
	Nordstrom Inc.	32,935	1,590
*	Burlington Stores Inc.	15,762	1,559
	Kohl's Corp.	37,004	1,444
*	VCA Inc.	15,500	1,419
	Gap Inc.	53,209	1,394
*	Copart Inc.	44,400	1,372
	Staples Inc.	138,901	1,357
	KAR Auction Services Inc.	30,704	1,339

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Service Corp. International	41,000	1,321
	Tractor Supply Co.	21,300	1,319
	FactSet Research Systems Inc.	7,900	1,290
	Bed Bath & Beyond Inc.	32,800	1,271
*	United Continental Holdings Inc.	17,400	1,222
	Six Flags Entertainment Corp.	19,500	1,221
	American Airlines Group Inc.	28,266	1,205
*	ServiceMaster Global Holdings Inc.	31,398	1,196
*	Live Nation Entertainment Inc.	36,800	1,184
	H&R Block Inc.	47,442	1,176
	TEGNA Inc.	45,477	1,159
	Scripps Networks Interactive Inc. Class A	15,065	1,126
*	TripAdvisor Inc.	24,568	1,106
	Signet Jewelers Ltd.	16,700	1,100
	News Corp. Class A	81,970	1,043
	Williams-Sonoma Inc.	18,500	1,000
	Cinemark Holdings Inc.	22,200	959
	Casey's General Stores Inc.	8,300	930
	Rollins Inc.	22,650	880
	Dunkin' Brands Group Inc.	15,418	861
*	Madison Square Garden Co. Class A	4,233	854
	Dun & Bradstreet Corp.	7,730	847
	Sabre Corp.	35,754	837
	CST Brands Inc.	16,423	793
*	Bright Horizons Family Solutions Inc.	10,054	765
	Dick's Sporting Goods Inc.	15,100	763
	Cracker Barrel Old Country Store Inc.	4,700	753
*	Rite Aid Corp.	188,100	752
*	Grand Canyon Education Inc.	9,800	737
*	AMC Networks Inc. Class A	12,134	724
*	Sprouts Farmers Market Inc.	31,694	707
	Tribune Media Co. Class A	19,200	702
	AMERCO	1,846	691
	Cable One Inc.	992	676
	Nexstar Media Group Inc. Class A	9,786	675
	Sinclair Broadcast Group Inc. Class A	16,865	665
*	Michaels Cos. Inc.	28,212	659
	Jack in the Box Inc.	6,300	642
*	Liberty Media Corp-Liberty SiriusXM Class A	16,687	636
*	Buffalo Wild Wings Inc.	4,000	630
*	GrubHub Inc.	14,600	628
	Cheesecake Factory Inc.	9,700	622
*	Beacon Roofing Supply Inc.	12,498	620
	Wendy's Co.	42,028	620
	Dolby Laboratories Inc. Class A	11,700	617
	Office Depot Inc.	123,467	614
*	Discovery Communications Inc. Class A	21,241	611
	Graham Holdings Co. Class B	999	601
*	Avis Budget Group Inc.	19,000	580
*	Lions Gate Entertainment Corp. Class B	24,084	574
	Alaska Air Group Inc.	6,700	570
*	AutoNation Inc.	13,466	566
	Chemed Corp.	2,800	564
*	Liberty Expedia Holdings Inc. Class A	11,381	550
*	Murphy USA Inc.	7,830	545
*	Sally Beauty Holdings Inc.	28,400	540
	ILG Inc.	22,338	539
	Extended Stay America Inc.	30,859	538
*	Yelp Inc. Class A	14,577	516
	American Eagle Outfitters Inc.	36,143	509
	Texas Roadhouse Inc. Class A	10,800	506
	Big Lots Inc.	10,000	505
	International Game Technology plc	22,478	499
	Hillenbrand Inc.	13,500	498

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Regal Entertainment Group Class A	22,423	495
	Bloomin' Brands Inc.	22,435	487
	Aaron's Inc.	13,400	482
*	Cabela's Inc.	8,700	475
	GameStop Corp. Class A	20,916	475
*	Five Below Inc.	9,500	467
	Brinker International Inc.	10,500	464
	Meredith Corp.	7,900	463
*	Sotheby's	9,700	459
*	Liberty Global PLC LiLAC	21,019	459
	John Wiley & Sons Inc. Class A	8,700	459
*	Stamps.com Inc.	4,300	456
	New York Times Co. Class A	31,500	455
	Churchill Downs Inc.	2,700	450
	News Corp. Class B	33,640	437
*	Hilton Grand Vacations Inc.	13,040	436
	Papa John's International Inc.	5,500	435
	Penske Automotive Group Inc.	9,100	434
*	Pandora Media Inc.	40,000	434
	DeVry Education Group Inc.	11,336	429
	Lithia Motors Inc. Class A	4,400	420
*	Acxiom Corp.	14,400	416
	Marriott Vacations Worldwide Corp.	3,763	415
*	Urban Outfitters Inc.	17,917	410
*	Ollie's Bargain Outlet Holdings Inc.	10,600	406
	Matthews International Corp. Class A	5,919	406
*	Liberty Global PLC LiLAC Class A	18,691	401
*	United Natural Foods Inc.	9,633	400
*	Dave & Buster's Entertainment Inc.	6,200	397
	PriceSmart Inc.	4,500	391
*	JetBlue Airways Corp.	17,812	389
*	WebMD Health Corp.	7,159	388
	Bob Evans Farms Inc.	5,500	367
*	Performance Food Group Co.	14,534	362
*	Boyd Gaming Corp.	15,700	356
*	Shutterfly Inc.	6,800	353
	Choice Hotels International Inc.	5,600	351
*,^	RH	7,300	350
	Chico's FAS Inc.	25,100	347
*	Groupon Inc. Class A	88,100	345
	Group 1 Automotive Inc.	4,900	338
	Travelport Worldwide Ltd.	25,600	337
*	JC Penney Co. Inc.	60,834	327
	Time Inc.	21,002	319
*	MSG Networks Inc.	12,700	317
	Core-Mark Holding Co. Inc.	9,000	315
	Monro Muffler Brake Inc.	6,000	311
	Children's Place Inc.	2,700	310
*	Liberty Media Corp-Liberty Formula One	8,768	307
*	Hertz Global Holdings Inc.	18,081	298
*	Scientific Games Corp. Class A	12,481	296
	DSW Inc. Class A	14,020	289
	Sonic Corp.	10,700	288
*	Rush Enterprises Inc. Class A	7,600	287
	Morningstar Inc.	3,900	285
*	Asbury Automotive Group Inc.	4,600	282
	Scholastic Corp.	6,500	281
	HSN Inc.	7,600	280
*	Hyatt Hotels Corp. Class A	5,049	280
*	EW Scripps Co. Class A	12,500	279
*	Houghton Mifflin Harcourt Co.	24,100	277
	SpartanNash Co.	7,500	276
	Caleres Inc.	9,200	265
*	Lions Gate Entertainment Corp. Class A	10,092	264

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Herc Holdings Inc.	5,760	262
	SeaWorld Entertainment Inc.	14,500	254
*	Etsy Inc.	23,200	250
*	La Quinta Holdings Inc.	17,506	247
*	Arcos Dorados Holdings Inc. Class A	29,800	244
	Dillard's Inc. Class A	4,400	244
*	Belmond Ltd. Class A	19,600	243
	Strayer Education Inc.	2,800	243
*	Penn National Gaming Inc.	13,100	242
	Capella Education Co.	2,500	238
*	Spirit Airlines Inc.	4,100	235
	Copa Holdings SA Class A	2,000	233
	Weis Markets Inc.	3,900	225
*	Genesco Inc.	4,200	224
*	Pinnacle Entertainment Inc.	10,200	210
*	Liberty TripAdvisor Holdings Inc. Class A	13,867	204
*	TrueCar Inc.	11,600	203
	Gannett Co. Inc.	23,988	201
	Sonic Automotive Inc. Class A	10,200	200
*	Liberty Media Corp-Liberty Formula One Class A	5,771	196
*	Liberty Media Corp-Liberty Braves Series C	7,918	194
*	SUPERVALU Inc.	47,097	193
	DineEquity Inc.	3,400	192
*	BJ's Restaurants Inc.	4,200	189
*	Bankrate Inc.	17,400	184
*	Express Inc.	20,600	178
	Abercrombie & Fitch Co.	14,680	176
*	Francesca's Holdings Corp.	11,100	175
	ClubCorp Holdings Inc.	12,500	168
	Finish Line Inc. Class A	10,200	161
	International Speedway Corp. Class A	4,200	156
	National CineMedia Inc.	12,700	151
	Speedway Motorsports Inc.	8,345	151
*	Red Robin Gourmet Burgers Inc.	2,500	147
	Allegiant Travel Co. Class A	1,000	145
*	Ascena Retail Group Inc.	36,762	144
*	Fiesta Restaurant Group Inc.	5,900	144
	New Media Investment Group Inc.	10,669	140
	Guess? Inc.	12,400	138
	Tailored Brands Inc.	11,000	136
	Cato Corp. Class A	5,900	133
*	Diplomat Pharmacy Inc.	8,136	127
*	Hawaiian Holdings Inc.	2,300	125
*	Caesars Entertainment Corp.	11,200	124
	Buckle Inc.	6,500	122
*	Hibbett Sports Inc.	4,600	120
*	Weight Watchers International Inc.	5,700	119
	Rent-A-Center Inc.	11,100	119
	Barnes & Noble Inc.	13,300	114
*	Vitamin Shoppe Inc.	5,800	112
^	GNC Holdings Inc. Class A	13,900	108
*	FTD Cos. Inc.	5,200	104
*	Regis Corp.	9,500	104
	Pier 1 Imports Inc.	15,000	101
*	Lumber Liquidators Holdings Inc.	4,000	98
*	Biglari Holdings Inc.	225	96
*	Barnes & Noble Education Inc.	8,124	85
	Fred's Inc. Class A	5,400	80
*	Lands' End Inc.	2,691	64
*,^	Sears Holdings Corp.	5,794	59
*	Liberty Media Corp-Liberty Braves Series A	2,308	57
*	RetailMeNot Inc.	4,700	55
			749,520

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Financials (10.4%)
JPMorgan Chase & Co.	834,613	72,611
Wells Fargo & Co.	1,165,502	62,751
Bank of America Corp.	2,342,848	54,682
* Berkshire Hathaway Inc. Class B	274,770	45,395
Visa Inc. Class A	426,885	38,940
Citigroup Inc.	640,062	37,840
* Berkshire Hathaway Inc. Class A	105	26,017
Mastercard Inc. Class A	221,041	25,711
US Bancorp	387,208	19,856
Goldman Sachs Group Inc.	85,839	19,211
American Express Co.	183,004	14,503
American International Group Inc.	236,765	14,421
Chubb Ltd.	104,604	14,357
PNC Financial Services Group Inc.	114,858	13,754
Morgan Stanley	307,828	13,351
American Tower Corporation	98,948	12,462
Simon Property Group Inc.	73,286	12,111
Bank of New York Mellon Corp.	242,941	11,433
MetLife Inc.	204,555	10,598
Prudential Financial Inc.	98,987	10,595
BlackRock Inc.	27,403	10,538
Charles Schwab Corp.	261,706	10,167
Capital One Financial Corp.	116,009	9,325
Marsh & McLennan Cos. Inc.	116,491	8,635
CME Group Inc.	74,096	8,609
BB&T Corp.	196,805	8,498
Intercontinental Exchange Inc.	139,047	8,371
Crown Castle International Corp.	86,530	8,186
S&P Global Inc.	59,701	8,011
Travelers Cos. Inc.	65,355	7,951
State Street Corp.	91,188	7,651
Aon plc	61,376	7,355
Equinix Inc.	17,510	7,314
Public Storage	34,265	7,174
SunTrust Banks Inc.	123,159	6,997
Prologis Inc.	128,588	6,996
Allstate Corp.	84,279	6,851
Aflac Inc.	89,070	6,670
AvalonBay Communities Inc.	34,069	6,468
Welltower Inc.	89,500	6,394
Discover Financial Services	100,184	6,271
Weyerhaeuser Co.	183,907	6,229
Equity Residential	90,138	5,821
M&T Bank Corp.	37,254	5,790
Synchrony Financial	202,367	5,626
Ventas Inc.	87,872	5,625
Moody's Corp.	47,008	5,562
Progressive Corp.	130,437	5,181
Northern Trust Corp.	57,175	5,146
Boston Properties Inc.	40,437	5,119
Citizens Financial Group Inc.	133,422	4,898
KeyCorp	267,006	4,870
Ameriprise Financial Inc.	37,484	4,792
Principal Financial Group Inc.	72,942	4,751
Digital Realty Trust Inc.	41,142	4,725
Fifth Third Bancorp	190,808	4,661
Willis Towers Watson plc	33,986	4,507
Hartford Financial Services Group Inc.	92,758	4,486
T. Rowe Price Group Inc.	60,699	4,303
Vornado Realty Trust	44,336	4,267
Essex Property Trust Inc.	17,270	4,222
Regions Financial Corp.	306,026	4,208
Equifax Inc.	29,541	3,997

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	IHS Markit Ltd.	92,042	3,995
	Realty Income Corp.	67,952	3,965
	Franklin Resources Inc.	90,655	3,908
*	SBA Communications Corp. Class A	30,619	3,873
	Lincoln National Corp.	58,494	3,857
	First Republic Bank	41,615	3,848
	HCP Inc.	121,763	3,817
	Invesco Ltd.	106,505	3,508
	Huntington Bancshares Inc.	270,348	3,477
	Host Hotels & Resorts Inc.	192,138	3,449
*	Markel Corp.	3,557	3,449
*	GGP Inc.	136,045	2,940
	Western Union Co.	144,558	2,871
	Ally Financial Inc.	141,392	2,800
	Loews Corp.	58,487	2,727
	Comerica Inc.	37,634	2,661
	Mid-America Apartment Communities Inc.	26,664	2,645
	Annaly Capital Management Inc.	222,685	2,630
*	Liberty Broadband Corp.	28,844	2,629
	FNF Group	62,602	2,564
	XL Group Ltd.	58,720	2,457
*	Arch Capital Group Ltd.	24,810	2,406
*	CBRE Group Inc. Class A	66,598	2,385
	Unum Group	49,603	2,298
	SL Green Realty Corp.	21,859	2,294
	Cincinnati Financial Corp.	31,571	2,276
	Everest Re Group Ltd.	8,946	2,252
	UDR Inc.	59,887	2,236
	Duke Realty Corp.	79,052	2,192
	Alexandria Real Estate Equities Inc.	19,204	2,161
	Arthur J Gallagher & Co.	38,542	2,151
*	SVB Financial Group	11,760	2,069
*	E*TRADE Financial Corp.	59,600	2,059
*	Alleghany Corp.	3,347	2,044
	CIT Group Inc.	44,133	2,044
	Regency Centers Corp.	32,183	2,033
	Federal Realty Investment Trust	15,450	2,022
	MSCI Inc. Class A	20,100	2,016
	Affiliated Managers Group Inc.	11,883	1,968
	Macerich Co.	31,046	1,938
	Nasdaq Inc.	28,100	1,935
	Extra Space Storage Inc.	25,400	1,918
	Torchmark Corp.	24,625	1,889
	Raymond James Financial Inc.	25,100	1,870
	Kimco Realty Corp.	91,926	1,865
	CBOE Holdings Inc.	22,385	1,845
	Iron Mountain Inc.	52,374	1,821
	NBT Bancorp Inc.	47,110	1,799
	Zions Bancorporation	44,696	1,789
*	Signature Bank	12,800	1,772
	VEREIT Inc.	210,778	1,764
	TD Ameritrade Holding Corp.	45,631	1,746
	Reinsurance Group of America Inc. Class A	13,700	1,713
	Colony NorthStar Inc. Class A	129,786	1,696
	East West Bancorp Inc.	29,800	1,617
	Voya Financial Inc.	42,481	1,588
	American Financial Group Inc.	16,300	1,586
	Camden Property Trust	18,748	1,544
	Kilroy Realty Corp.	21,318	1,504
	AGNC Investment Corp.	70,094	1,477
	Apartment Investment & Management Co.	33,057	1,446
	MarketAxess Holdings Inc.	7,500	1,444
*	Liberty Broadband Corp. Class A	15,980	1,437
	WR Berkley Corp.	20,776	1,412

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Commerce Bancshares Inc.	25,489	1,401
	Brixmor Property Group Inc.	70,157	1,386
	New York Community Bancorp Inc.	101,898	1,354
	American Campus Communities Inc.	28,500	1,351
	Synovus Financial Corp.	31,885	1,333
	Equity LifeStyle Properties Inc.	16,400	1,327
	National Retail Properties Inc.	31,105	1,313
	SEI Investments Co.	25,817	1,309
	Starwood Property Trust Inc.	56,105	1,273
	Liberty Property Trust	31,198	1,266
	Lamar Advertising Co. Class A	17,527	1,263
	Forest City Realty Trust Inc. Class A	55,246	1,249
	WP Carey Inc.	19,943	1,248
	PacWest Bancorp	25,168	1,243
	Assurant Inc.	12,638	1,216
	RenaissanceRe Holdings Ltd.	8,531	1,213
	Omega Healthcare Investors Inc.	36,559	1,206
	People's United Financial Inc.	67,824	1,185
	Axis Capital Holdings Ltd.	17,862	1,177
*	SLM Corp.	92,267	1,157
	Douglas Emmett Inc.	30,700	1,156
	Sun Communities Inc.	13,800	1,154
	Hudson Pacific Properties Inc.	33,539	1,152
	Old Republic International Corp.	55,267	1,143
	Cullen/Frost Bankers Inc.	12,100	1,142
	American Homes 4 Rent Class A	49,320	1,137
	Highwoods Properties Inc.	22,300	1,135
*	Howard Hughes Corp.	9,100	1,120
	Assured Guaranty Ltd.	29,300	1,117
	Gaming and Leisure Properties Inc.	31,559	1,098
	Hospitality Properties Trust	34,268	1,091
	Senior Housing Properties Trust	50,303	1,083
	Jones Lang LaSalle Inc.	9,400	1,080
	Bank of the Ozarks Inc.	22,637	1,075
	Brown & Brown Inc.	25,028	1,074
	New Residential Investment Corp.	64,165	1,070
	Eaton Vance Corp.	24,500	1,052
*	Western Alliance Bancorp	21,400	1,025
	Allied World Assurance Co. Holdings AG	19,000	1,009
	DCT Industrial Trust Inc.	19,925	1,007
	Healthcare Trust of America Inc. Class A	31,346	1,000
	First American Financial Corp.	23,000	998
	Webster Financial Corp.	19,300	981
	Navient Corp.	64,067	974
	PrivateBancorp Inc.	16,800	971
	CubeSmart	38,300	971
	FNB Corp.	67,925	967
	EPR Properties	13,200	960
	Spirit Realty Capital Inc.	100,699	949
	Realogy Holdings Corp.	30,990	947
	Lazard Ltd. Class A	22,000	945
	United Bankshares Inc.	23,381	933
	Prosperity Bancshares Inc.	13,800	927
*	Liberty Ventures Class A	17,071	919
	IBERIABANK Corp.	11,406	905
	First Horizon National Corp.	48,981	899
	Uniti Group Inc.	32,668	897
	CyrusOne Inc.	16,287	890
	Medical Properties Trust Inc.	67,750	885
	Investors Bancorp Inc.	63,531	880
	Outfront Media Inc.	33,415	874
	Chemical Financial Corp.	18,398	873
	Hancock Holding Co.	18,400	859
	White Mountains Insurance Group Ltd.	1,000	859

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Weingarten Realty Investors	26,000	852
	GEO Group Inc.	25,398	846
	Radian Group Inc.	50,100	846
*	Equity Commonwealth	26,400	845
	CoreCivic Inc.	24,507	844
	Apple Hospitality REIT Inc.	44,900	841
	Popular Inc.	19,998	838
	DuPont Fabros Technology Inc.	16,000	825
	Umpqua Holdings Corp.	46,233	817
	Gramercy Property Trust	29,396	817
	Healthcare Realty Trust Inc.	24,300	797
	Primerica Inc.	9,500	796
	Taubman Centers Inc.	12,713	795
*	Texas Capital Bancshares Inc.	10,400	791
*	MGIC Investment Corp.	74,700	787
	STORE Capital Corp.	32,681	784
*	Stifel Financial Corp.	15,900	777
	Hanover Insurance Group Inc.	8,800	777
	Life Storage Inc.	9,907	777
	ProAssurance Corp.	12,516	775
	Legg Mason Inc.	20,607	770
	Chimera Investment Corp.	37,320	760
	Wintrust Financial Corp.	10,700	758
	Associated Banc-Corp	30,100	749
	Validus Holdings Ltd.	13,465	744
	Two Harbors Investment Corp.	73,200	731
	Rayonier Inc.	25,900	731
	Park Hotels & Resorts Inc.	28,220	724
	Old National Bancorp	42,946	722
	DDR Corp.	65,500	708
*	Zillow Group Inc.	18,113	706
	MB Financial Inc.	16,600	706
	CoreSite Realty Corp.	7,200	705
	Bank of Hawaii Corp.	8,600	701
	CNO Financial Group Inc.	33,200	700
	BankUnited Inc.	19,801	699
	Piedmont Office Realty Trust Inc. Class A	31,900	697
	Sunstone Hotel Investors Inc.	46,789	697
	First Industrial Realty Trust Inc.	24,351	685
	Fulton Financial Corp.	36,800	679
	LPL Financial Holdings Inc.	16,100	677
	Physicians Realty Trust	34,284	673
	Ryman Hospitality Properties Inc.	10,537	672
	Valley National Bancorp	56,984	670
	UMB Financial Corp.	9,200	667
	Retail Properties of America Inc.	49,800	664
	Home BancShares Inc.	25,840	658
	LaSalle Hotel Properties	23,000	657
	Corporate Office Properties Trust	20,010	655
	Aspen Insurance Holdings Ltd.	12,400	649
	Banner Corp.	11,700	646
	Selective Insurance Group Inc.	12,200	644
	Tanger Factory Outlet Centers Inc.	20,500	639
	Pinnacle Financial Partners Inc.	9,967	638
	Evercore Partners Inc. Class A	8,500	627
	Sterling Bancorp	26,900	625
	Brandywine Realty Trust	36,464	619
	Washington Federal Inc.	18,300	617
	Hope Bancorp Inc.	33,654	616
	Great Western Bancorp Inc.	14,800	610
	Cathay General Bancorp	16,000	609
	TCF Financial Corp.	36,788	607
	MFA Financial Inc.	72,900	606
	National Health Investors Inc.	8,200	600

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Education Realty Trust Inc.	15,417	598
	Cousins Properties Inc.	70,322	597
	First Midwest Bancorp Inc.	26,200	595
	Financial Engines Inc.	13,985	594
*	Enstar Group Ltd.	3,032	591
	Columbia Property Trust Inc.	26,000	585
	CVB Financial Corp.	27,100	584
	Blackstone Mortgage Trust Inc. Class A	18,901	584
	Washington REIT	18,200	576
	RLJ Lodging Trust	26,600	572
	Acadia Realty Trust	19,200	558
	Towne Bank	17,100	555
	Xenia Hotels & Resorts Inc.	31,600	552
	EastGroup Properties Inc.	7,000	548
	South State Corp.	6,200	547
	Mack-Cali Realty Corp.	20,200	546
	International Bancshares Corp.	14,400	539
	RLI Corp.	9,300	532
	Empire State Realty Trust Inc.	25,511	531
	Glacier Bancorp Inc.	15,700	530
	BGC Partners Inc. Class A	45,084	513
	First Financial Bankshares Inc.	12,800	511
	QTS Realty Trust Inc. Class A	9,500	508
	FirstCash Inc.	9,696	504
	Paramount Group Inc.	30,700	503
	Columbia Banking System Inc.	12,700	502
	Lexington Realty Trust	49,300	501
	Federated Investors Inc. Class B	18,679	501
	Janus Capital Group Inc.	36,642	501
	PS Business Parks Inc.	4,100	498
	Hilltop Holdings Inc.	17,832	496
	Interactive Brokers Group Inc.	14,100	491
	BancorpSouth Inc.	16,100	490
	EverBank Financial Corp.	25,033	488
	Retail Opportunity Investments Corp.	23,400	482
	DiamondRock Hospitality Co.	43,400	478
*	Blackhawk Network Holdings Inc.	11,808	478
*	Zillow Group Inc. Class A	12,363	476
	Urban Edge Properties	18,574	474
*	HRG Group Inc.	23,225	465
	LTC Properties Inc.	9,600	459
	Community Bank System Inc.	8,100	453
*	HealthEquity Inc.	9,900	451
	Care Capital Properties Inc.	16,715	449
	Renasant Corp.	10,589	449
	Northwest Bancshares Inc.	27,800	449
	Pebblebrook Hotel Trust	14,960	445
*	Genworth Financial Inc. Class A	108,274	437
	Capitol Federal Financial Inc.	29,300	429
	STAG Industrial Inc.	16,008	422
	American Equity Investment Life Holding Co.	17,784	422
	Argo Group International Holdings Ltd.	6,355	419
*	Essent Group Ltd.	11,300	418
	First Citizens BancShares Inc. Class A	1,200	418
	Invesco Mortgage Capital Inc.	25,500	416
	Mercury General Corp.	6,755	415
	WSFS Financial Corp.	8,800	415
	Trustmark Corp.	12,400	412
	Independent Bank Corp.	6,500	411
*	LendingClub Corp.	70,300	411
	Alexander & Baldwin Inc.	8,700	400
	United Community Banks Inc.	14,500	397
	BOK Financial Corp.	4,700	396
	LegacyTexas Financial Group Inc.	10,400	393

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Kennedy-Wilson Holdings Inc.	19,200	392
*	Eagle Bancorp Inc.	6,500	389
	Apollo Commercial Real Estate Finance Inc.	20,000	386
	Sabra Health Care REIT Inc.	14,039	382
	Kite Realty Group Trust	18,600	379
	Astoria Financial Corp.	18,500	377
	Monogram Residential Trust Inc.	35,800	364
*	Credit Acceptance Corp.	1,783	362
	Potlatch Corp.	8,000	360
	First Merchants Corp.	8,700	360
	Ameris Bancorp	7,600	358
	BNC Bancorp	10,700	358
	Colony Starwood Homes	10,228	354
	Select Income REIT	14,089	353
*	FCB Financial Holdings Inc. Class A	7,400	350
	Provident Financial Services Inc.	13,600	349
	Government Properties Income Trust	16,319	348
	ServisFirst Bancshares Inc.	9,200	348
	First Hawaiian Inc.	11,600	345
	Simmons First National Corp. Class A	6,300	344
	Washington Prime Group Inc.	39,071	344
	American Assets Trust Inc.	8,000	343
	CBL & Associates Properties Inc.	36,800	340
	First Financial Bancorp	12,300	340
	WesBanco Inc.	8,513	339
*	Quality Care Properties Inc.	19,425	337
*	PRA Group Inc.	10,400	335
	S&T Bancorp Inc.	9,300	334
	Rexford Industrial Realty Inc.	13,300	332
	Union Bankshares Corp.	9,600	329
	Westamerica Bancorporation	5,800	319
	Horace Mann Educators Corp.	8,200	317
*	Greenlight Capital Re Ltd. Class A	14,700	317
	CYS Investments Inc.	37,000	316
	Summit Hotel Properties Inc.	19,000	314
*	Santander Consumer USA Holdings Inc.	24,100	307
*	Green Dot Corp. Class A	8,826	303
	City Holding Co.	4,200	299
	Beneficial Bancorp Inc.	18,649	298
	Four Corners Property Trust Inc.	12,615	294
	Boston Private Financial Holdings Inc.	18,700	292
	Kemper Corp.	7,400	291
*	BofI Holding Inc.	12,100	289
	Chesapeake Lodging Trust	12,400	289
	NRG Yield Inc.	16,296	288
	Waddell & Reed Financial Inc. Class A	15,900	286
	Employers Holdings Inc.	7,100	284
	Navigators Group Inc.	5,200	281
	PennyMac Mortgage Investment Trust	15,600	279
	Kearny Financial Corp.	19,000	277
*	First BanCorp	46,800	275
	Safety Insurance Group Inc.	3,784	274
	Ramco-Gershenson Properties Trust	20,500	273
	AmTrust Financial Services Inc.	16,920	272
	Tompkins Financial Corp.	3,263	270
	United Fire Group Inc.	5,994	264
	Park National Corp.	2,500	264
*	OneMain Holdings Inc. Class A	11,152	260
	Universal Health Realty Income Trust	3,717	259
	National General Holdings Corp.	11,300	257
*	MBIA Inc.	30,300	255
	HFF Inc. Class A	8,100	254
	Infinity Property & Casualty Corp.	2,500	248
	Capital Bank Financial Corp.	5,900	245

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	FelCor Lodging Trust Inc.	31,486	244
	Washington Trust Bancorp Inc.	4,900	241
	Artisan Partners Asset Management Inc. Class A	8,100	237
	TrustCo Bank Corp. NY	29,706	236
	Franklin Street Properties Corp.	19,400	235
	Flushing Financial Corp.	7,945	234
	Redwood Trust Inc.	13,580	232
	CNA Financial Corp.	5,100	231
	Capstead Mortgage Corp.	20,300	226
	First Financial Corp.	4,548	222
	TFS Financial Corp.	13,200	218
	Saul Centers Inc.	3,632	218
	Brookline Bancorp Inc.	14,947	217
	Stock Yards Bancorp Inc.	5,237	215
	Sandy Spring Bancorp Inc.	4,900	212
	American National Insurance Co.	1,800	210
	New Senior Investment Group Inc.	20,051	209
*	Encore Capital Group Inc.	6,200	207
	First Commonwealth Financial Corp.	15,900	205
*	Black Knight Financial Services Inc. Class A	4,900	203
	Piper Jaffray Cos.	3,200	200
*	KCG Holdings Inc. Class A	9,969	198
*	FNFV Group	14,171	194
	ARMOUR Residential REIT Inc.	7,812	188
	Pennsylvania REIT	13,014	180
	Parkway Inc.	8,790	177
	Oritani Financial Corp.	10,400	176
*	St. Joe Co.	10,033	176
	1st Source Corp.	3,630	175
*	iStar Inc.	14,300	175
	Alexander's Inc.	400	174
	Greenhill & Co. Inc.	6,800	172
	Dime Community Bancshares Inc.	8,800	171
	Ashford Hospitality Trust Inc.	26,806	168
	Investors Real Estate Trust	27,900	165
	Cohen & Steers Inc.	4,000	160
*	Third Point Reinsurance Ltd.	13,000	157
	Maiden Holdings Ltd.	12,600	156
	Altisource Residential Corp.	10,800	155
	InfraREIT Inc.	8,100	155
	Investment Technology Group Inc.	7,400	147
	BancFirst Corp.	1,500	144
	Nelnet Inc. Class A	3,200	144
	WisdomTree Investments Inc.	16,700	139
	Hersha Hospitality Trust Class A	7,475	138
	Community Trust Bancorp Inc.	3,030	136
	FBL Financial Group Inc. Class A	2,000	133
	Getty Realty Corp.	5,011	128
*	Forestar Group Inc.	8,500	120
	Urstadt Biddle Properties Inc. Class A	6,057	119
	NorthStar Realty Europe Corp.	9,815	114
	Virtus Investment Partners Inc.	1,028	109
	Anworth Mortgage Asset Corp.	18,500	108
	Cedar Realty Trust Inc.	18,376	99
*	Nationstar Mortgage Holdings Inc.	6,104	98
	State Auto Financial Corp.	3,300	89
	NRG Yield Inc. Class A	5,100	88
*	Marcus & Millichap Inc.	3,300	85
	Republic Bancorp Inc. Class A	2,300	83
	RMR Group Inc. Class A	1,463	77
*,^	Altisource Portfolio Solutions SA	3,200	71
*	Tejon Ranch Co.	2,500	57
			1,130,756

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Health Care (6.6%)
	Johnson & Johnson	635,180	78,426
	Pfizer Inc.	1,400,188	47,494
	Merck & Co. Inc.	642,553	40,050
	UnitedHealth Group Inc.	224,365	39,237
	Amgen Inc.	173,848	28,393
	Medtronic plc	316,920	26,333
	AbbVie Inc.	374,021	24,663
*	Celgene Corp.	181,345	22,496
	Bristol-Myers Squibb Co.	386,910	21,686
	Gilead Sciences Inc.	305,990	20,976
	Allergan plc	77,962	19,012
	Eli Lilly & Co.	227,727	18,687
	Abbott Laboratories	396,104	17,286
	Thermo Fisher Scientific Inc.	90,568	14,974
*	Biogen Inc.	50,201	13,615
	Aetna Inc.	81,937	11,067
	Anthem Inc.	62,041	11,036
	Stryker Corp.	74,943	10,220
	Cigna Corp.	60,207	9,415
	Becton Dickinson and Co.	49,151	9,190
*	Express Scripts Holding Co.	143,666	8,812
*	Boston Scientific Corp.	324,182	8,552
	Humana Inc.	34,674	7,697
*	Regeneron Pharmaceuticals Inc.	19,589	7,610
*	Intuitive Surgical Inc.	9,102	7,608
*	Vertex Pharmaceuticals Inc.	60,380	7,143
	Baxter International Inc.	127,455	7,097
	Zoetis Inc.	122,612	6,880
*	Alexion Pharmaceuticals Inc.	52,483	6,706
*	Illumina Inc.	34,659	6,407
	CR Bard Inc.	18,837	5,792
*	HCA Holdings Inc.	67,464	5,681
	Zimmer Biomet Holdings Inc.	46,800	5,600
*	Edwards Lifesciences Corp.	50,350	5,522
*	Incyte Corp.	41,565	5,166
*	Mylan NV	111,330	4,158
*	BioMarin Pharmaceutical Inc.	42,635	4,086
	Quest Diagnostics Inc.	38,430	4,055
*	Laboratory Corp. of America Holdings	27,163	3,807
	Dentsply Sirona Inc.	58,916	3,726
*	Henry Schein Inc.	20,766	3,609
*	Waters Corp.	20,535	3,489
*	DaVita Inc.	49,489	3,415
*	IDEXX Laboratories Inc.	20,200	3,388
*	Hologic Inc.	74,525	3,365
*	Centene Corp.	40,616	3,022
	Universal Health Services Inc. Class B	23,915	2,888
*	Quintiles IMS Holdings Inc.	31,064	2,618
	Perrigo Co. plc	34,471	2,549
	ResMed Inc.	32,200	2,189
	Cooper Cos. Inc.	10,595	2,122
*	Jazz Pharmaceuticals plc	12,700	2,023
	Teleflex Inc.	9,600	1,986
*	Varian Medical Systems Inc.	20,390	1,850
*	Alkermes plc	30,600	1,782
*	Align Technology Inc.	13,200	1,777
*	Seattle Genetics Inc.	23,100	1,578
*	WellCare Health Plans Inc.	9,500	1,457
	West Pharmaceutical Services Inc.	15,800	1,454
*	Envision Healthcare Corp.	25,368	1,421
*	Exelixis Inc.	63,400	1,420
*	Bioverativ Inc.	23,609	1,388
*	Ionis Pharmaceuticals Inc.	27,600	1,330

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	STERIS plc	18,006	1,329
*	DexCom Inc.	15,600	1,216
*	MEDNAX Inc.	19,800	1,195
*	ABIOMED Inc.	8,900	1,160
*	United Therapeutics Corp.	9,000	1,131
*	Mallinckrodt plc	23,822	1,118
*	TESARO Inc.	7,355	1,086
*	Neurocrine Biosciences Inc.	20,300	1,084
	Hill-Rom Holdings Inc.	13,300	1,006
*	Alnylam Pharmaceuticals Inc.	17,800	954
*	Masimo Corp.	9,000	925
	HealthSouth Corp.	19,520	915
*	Charles River Laboratories International Inc.	9,800	879
*	Bio-Rad Laboratories Inc. Class A	3,900	851
*	ACADIA Pharmaceuticals Inc.	24,200	831
*	Medicines Co.	16,300	804
	Bio-Techne Corp.	7,500	803
*	Kite Pharma Inc.	9,700	796
	Patterson Cos. Inc.	17,713	788
*	NuVasive Inc.	10,600	769
*	Bluebird Bio Inc.	8,599	765
*	Catalent Inc.	26,022	762
*	Alere Inc.	15,300	752
*	Akorn Inc.	22,100	739
*	PAREXEL International Corp.	11,200	715
	Healthcare Services Group Inc.	15,300	702
*	Exact Sciences Corp.	23,200	696
*	Nektar Therapeutics Class A	35,500	673
*	Prestige Brands Holdings Inc.	11,500	660
*	Wright Medical Group NV	21,232	645
*	Acadia Healthcare Co. Inc.	14,769	644
*	Neogen Corp.	10,300	642
	Bruker Corp.	24,900	607
*	Insulet Corp.	13,200	573
*	Endo International plc	50,389	573
*	Integra LifeSciences Holdings Corp.	12,314	566
*,^	OPKO Health Inc.	72,000	559
*	Horizon Pharma plc	35,624	548
*	Brookdale Senior Living Inc.	41,573	540
*	Ultragenyx Pharmaceutical Inc.	8,300	534
*	China Biologic Products Inc.	4,500	531
*	PRA Health Sciences Inc.	8,265	529
*	Clovis Oncology Inc.	8,853	513
*	LifePoint Health Inc.	8,200	510
*	VWR Corp.	17,961	508
*	LivaNova plc	9,397	495
*	Portola Pharmaceuticals Inc.	12,200	488
*	Penumbra Inc.	5,700	487
*	Sage Therapeutics Inc.	6,817	484
*	INC Research Holdings Inc. Class A	10,437	470
*	Ligand Pharmaceuticals Inc.	4,200	467
*	ICU Medical Inc.	3,000	461
*	Haemonetics Corp.	11,000	461
	Cantel Medical Corp.	6,100	454
*	Ironwood Pharmaceuticals Inc. Class A	27,300	446
*	Globus Medical Inc.	14,500	440
*	Molina Healthcare Inc.	8,800	438
*	Nevro Corp.	4,500	424
	Owens & Minor Inc.	12,000	416
*	Halyard Health Inc.	10,205	403
*	NxStage Medical Inc.	13,400	401
*	HMS Holdings Corp.	18,900	387
*	Magellan Health Inc.	5,500	378
*	Sarepta Therapeutics Inc.	10,301	374

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Theravance Biopharma Inc.	9,257	373
*	Juno Therapeutics Inc.	14,700	367
*	Pacira Pharmaceuticals Inc.	7,400	359
*	Amedisys Inc.	6,600	358
*,^	Taro Pharmaceutical Industries Ltd.	3,000	351
*	Halozyme Therapeutics Inc.	24,700	344
*	Omnicell Inc.	8,300	344
*	Intercept Pharmaceuticals Inc.	3,000	337
*	Merit Medical Systems Inc.	9,800	330
*	Spark Therapeutics Inc.	5,600	325
*	Tenet Healthcare Corp.	20,250	317
*	Array BioPharma Inc.	36,000	312
*	FibroGen Inc.	11,100	311
*	Select Medical Holdings Corp.	21,700	298
*	Radius Health Inc.	7,500	293
	CONMED Corp.	5,800	285
*	Puma Biotechnology Inc.	6,900	280
*	Varex Imaging Corp.	7,836	263
*	Spectranetics Corp.	9,000	257
*	Momenta Pharmaceuticals Inc.	17,412	250
*,^	Intrexon Corp.	11,700	244
*	Natus Medical Inc.	6,900	241
*	Repligen Corp.	6,400	235
*	Innoviva Inc.	19,900	235
*,^	ZIOPHARM Oncology Inc.	32,900	232
*	Emergent BioSolutions Inc.	7,400	221
	Abaxis Inc.	4,900	221
*	Amicus Therapeutics Inc.	28,700	220
*	Agios Pharmaceuticals Inc.	4,400	219
*	Lexicon Pharmaceuticals Inc.	13,949	218
	Analogic Corp.	3,000	216
*	Tivity Health Inc.	6,400	215
*	Impax Laboratories Inc.	15,200	214
*	Myriad Genetics Inc.	11,600	213
*	Insmed Inc.	11,500	212
*	Acceleron Pharma Inc.	6,300	208
*	Community Health Systems Inc.	24,102	208
*	Five Prime Therapeutics Inc.	5,800	202
*	PharMerica Corp.	8,200	194
*	Genomic Health Inc.	5,800	191
*	LHC Group Inc.	3,400	184
	Ensign Group Inc.	10,200	183
*	Patheon NV	6,800	183
	Kindred Healthcare Inc.	18,600	179
*	AMAG Pharmaceuticals Inc.	7,215	176
*	CorVel Corp.	3,953	176
*	Eagle Pharmaceuticals Inc.	1,900	172
*	Keryx Biopharmaceuticals Inc.	25,900	153
	Meridian Bioscience Inc.	10,300	152
	Luminex Corp.	7,800	147
*	Orthofix International NV	3,700	146
*	Alder Biopharmaceuticals Inc.	7,188	144
*,^	TherapeuticsMD Inc.	28,000	143
*	Depomed Inc.	11,400	137
*,^	Lannett Co. Inc.	5,200	135
*	Acorda Therapeutics Inc.	8,200	132
*	Quidel Corp.	5,200	126
*	Intra-Cellular Therapies Inc. Class A	6,400	88
*	Achillion Pharmaceuticals Inc.	24,500	84
*	Merrimack Pharmaceuticals Inc.	20,800	69
*,^	Insys Therapeutics Inc.	5,400	61
*	Aduro Biotech Inc.	6,200	60
*	AquaBounty Technologies Inc.	175	1
			715,725

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Industrials (6.7%)
	General Electric Co.	2,046,403	59,325
	3M Co.	136,124	26,657
	Boeing Co.	129,027	23,848
	Honeywell International Inc.	174,821	22,926
	Union Pacific Corp.	186,803	20,914
	United Technologies Corp.	168,577	20,059
	Accenture plc Class A	151,360	18,360
	Lockheed Martin Corp.	67,139	18,091
	United Parcel Service Inc. Class B	158,822	17,067
	Caterpillar Inc.	134,896	13,794
	General Dynamics Corp.	67,279	13,038
*	PayPal Holdings Inc.	251,230	11,989
	CSX Corp.	222,372	11,305
	Danaher Corp.	134,657	11,221
	FedEx Corp.	58,388	11,076
	Automatic Data Processing Inc.	103,995	10,866
	Raytheon Co.	68,752	10,671
	Northrop Grumman Corp.	40,888	10,057
	Illinois Tool Works Inc.	72,648	10,032
	Emerson Electric Co.	152,655	9,202
	Johnson Controls International plc	219,027	9,105
	Eaton Corp. plc	108,873	8,235
	Norfolk Southern Corp.	69,775	8,198
	Deere & Co.	69,339	7,739
	Waste Management Inc.	105,154	7,653
	TE Connectivity Ltd.	88,116	6,818
	Fidelity National Information Services Inc.	79,997	6,735
*	Fiserv Inc.	54,693	6,516
	Cummins Inc.	41,096	6,203
	Sherwin-Williams Co.	18,050	6,041
	PACCAR Inc.	89,613	5,980
	Roper Technologies Inc.	26,723	5,844
	Ingersoll-Rand plc	64,532	5,727
	Amphenol Corp. Class A	78,662	5,688
	Parker-Hannifin Corp.	34,170	5,495
	Rockwell Automation Inc.	33,545	5,278
	Agilent Technologies Inc.	87,360	4,809
	Paychex Inc.	80,576	4,777
	Fortive Corp.	72,760	4,603
	Republic Services Inc. Class A	63,705	4,013
	Vulcan Materials Co.	32,849	3,971
	Rockwell Collins Inc.	38,109	3,967
	AMETEK Inc.	66,663	3,813
	Alliance Data Systems Corp.	15,157	3,784
	L3 Technologies Inc.	21,726	3,732
	Textron Inc.	77,428	3,613
*	Verisk Analytics Inc. Class A	42,712	3,537
	WestRock Co.	64,530	3,456
	Martin Marietta Materials Inc.	15,693	3,455
	Ball Corp.	43,809	3,368
	Pentair plc	51,930	3,350
	Dover Corp.	42,293	3,336
	Fastenal Co.	72,804	3,253
	Global Payments Inc.	39,162	3,202
	Masco Corp.	85,807	3,177
	TransDigm Group Inc.	12,286	3,031
*	FleetCor Technologies Inc.	19,414	2,740
	Toro Co.	40,565	2,633
	WW Grainger Inc.	13,561	2,613
*	Mettler-Toledo International Inc.	5,024	2,579
	Waste Connections Inc. (New York Shares)	26,268	2,417
	Cintas Corp.	18,910	2,316
	CH Robinson Worldwide Inc.	30,736	2,235

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Expeditors International of Washington Inc.	39,695	2,227
	Fortune Brands Home & Security Inc.	34,350	2,189
	Kansas City Southern	24,185	2,178
*	Vantiv Inc. Class A	34,510	2,141
	Huntington Ingalls Industries Inc.	10,629	2,135
*	Trimble Inc.	58,500	2,073
	Xylem Inc.	39,435	2,027
	Xerox Corp.	280,392	2,016
	Packaging Corp. of America	20,303	2,006
	Valspar Corp.	17,342	1,950
*	United Rentals Inc.	17,600	1,930
	Total System Services Inc.	33,135	1,899
	Broadridge Financial Solutions Inc.	25,995	1,818
	Sealed Air Corp.	41,135	1,811
*	Flex Ltd.	117,125	1,811
	JB Hunt Transport Services Inc.	19,781	1,774
	Old Dominion Freight Line Inc.	19,950	1,766
*	CoStar Group Inc.	7,300	1,759
	IDEX Corp.	16,700	1,750
*	HD Supply Holdings Inc.	43,200	1,741
	Acuity Brands Inc.	9,400	1,655
*	Crown Holdings Inc.	29,341	1,646
	Allegion plc	20,891	1,643
*	AerCap Holdings NV	35,316	1,625
	Fluor Corp.	31,505	1,617
*	Arrow Electronics Inc.	22,282	1,571
	Spirit AeroSystems Holdings Inc. Class A	27,358	1,564
	AO Smith Corp.	28,800	1,552
*	Stericycle Inc.	17,631	1,505
*	Sensata Technologies Holding NV	35,685	1,470
	Cognex Corp.	17,200	1,468
	Jacobs Engineering Group Inc.	26,671	1,465
	ManpowerGroup Inc.	14,454	1,460
	PerkinElmer Inc.	24,075	1,430
	Macquarie Infrastructure Corp.	17,500	1,424
	Flowserve Corp.	27,766	1,412
*	Keysight Technologies Inc.	37,049	1,387
	Donaldson Co. Inc.	29,700	1,375
	Allison Transmission Holdings Inc.	34,923	1,351
	Owens Corning	22,000	1,339
	Nordson Corp.	10,600	1,327
	Hubbell Inc. Class B	11,355	1,285
	Carlisle Cos. Inc.	12,600	1,278
	Wabtec Corp.	15,200	1,275
	Orbital ATK Inc.	12,873	1,274
	Lennox International Inc.	7,600	1,257
	Graco Inc.	11,600	1,251
	Robert Half International Inc.	26,980	1,242
	Jack Henry & Associates Inc.	12,700	1,231
*	XPO Logistics Inc.	24,293	1,200
*	Berry Global Group Inc.	23,882	1,194
*	Shopify Inc. Class A	15,700	1,192
	MDU Resources Group Inc.	43,476	1,170
*	Coherent Inc.	5,400	1,164
*	AECOM	33,900	1,160
*	Quanta Services Inc.	32,000	1,134
	Booz Allen Hamilton Holding Corp. Class A	30,774	1,106
	AGCO Corp.	17,200	1,101
	Jabil Circuit Inc.	37,219	1,080
*	USG Corp.	35,425	1,073
	BWX Technologies Inc.	21,750	1,069
	FLIR Systems Inc.	29,000	1,065
*	Zebra Technologies Corp.	11,200	1,056
	AptarGroup Inc.	13,100	1,052

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Avnet Inc.	27,043	1,046
	Sonoco Products Co.	19,500	1,020
*	Teledyne Technologies Inc.	7,560	1,019
	Hexcel Corp.	19,600	1,014
	Oshkosh Corp.	14,368	997
	Lincoln Electric Holdings Inc.	11,000	979
	Eagle Materials Inc.	10,100	969
*	Colfax Corp.	23,540	953
*	IPG Photonics Corp.	7,400	935
*	WEX Inc.	9,104	924
	Watsco Inc.	6,600	916
*	Euronet Worldwide Inc.	11,000	909
*	Genesee & Wyoming Inc. Class A	13,300	901
	Bemis Co. Inc.	19,860	892
	Graphic Packaging Holding Co.	65,380	888
	Universal Display Corp.	9,900	885
	Ryder System Inc.	12,787	868
	Crane Co.	10,800	863
	Curtiss-Wright Corp.	9,200	860
	MSC Industrial Direct Co. Inc. Class A	9,600	859
	Genpact Ltd.	34,600	845
	EMCOR Group Inc.	12,600	828
	Woodward Inc.	12,100	819
	Littelfuse Inc.	5,300	817
	ITT Inc.	19,067	803
	EnerSys	9,500	790
	Air Lease Corp. Class A	20,700	790
*	CoreLogic Inc.	18,445	788
	Terex Corp.	22,502	787
	Landstar System Inc.	9,200	786
*	Kirby Corp.	11,000	777
*	Conduent Inc.	47,106	768
	MAXIMUS Inc.	12,500	762
	Deluxe Corp.	10,600	762
*	Owens-Illinois Inc.	33,650	734
*	Louisiana-Pacific Corp.	28,200	726
	National Instruments Corp.	20,700	723
	Regal Beloit Corp.	9,100	718
	Trinity Industries Inc.	26,100	702
	Valmont Industries Inc.	4,600	701
	Kennametal Inc.	16,500	686
	Timken Co.	14,100	680
	Brink's Co.	10,900	669
	Chicago Bridge & Iron Co. NV	21,210	638
*	Cimpress NV	7,600	624
*	WESCO International Inc.	10,174	620
	Belden Inc.	8,800	613
*	MasTec Inc.	13,600	600
*	Clean Harbors Inc.	10,300	599
*	Summit Materials Inc. Class A	23,100	593
	John Bean Technologies Corp.	6,600	585
	Silgan Holdings Inc.	9,584	581
*	Sanmina Corp.	15,500	577
	HEICO Corp. Class A	9,375	575
*	Esterline Technologies Corp.	6,200	567
*	RBC Bearings Inc.	5,600	562
*	Itron Inc.	8,600	558
*	KLX Inc.	11,400	539
	Barnes Group Inc.	9,500	522
	MSA Safety Inc.	6,600	514
*	Rexnord Corp.	20,789	507
	Tetra Tech Inc.	11,400	501
*	On Assignment Inc.	9,500	492
	Vishay Intertechnology Inc.	29,900	489

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	ABM Industries Inc.	11,300	488
	Applied Industrial Technologies Inc.	7,600	486
*	Armstrong World Industries Inc.	10,379	485
*	II-VI Inc.	14,600	484
*	Trex Co. Inc.	6,500	476
*	DigitalGlobe Inc.	14,754	475
*	Anixter International Inc.	5,800	473
*	WageWorks Inc.	6,400	472
*	Generac Holdings Inc.	13,200	464
	World Fuel Services Corp.	12,600	464
*	TopBuild Corp.	8,998	461
*	MACOM Technology Solutions Holdings Inc.	9,413	460
	UniFirst Corp.	3,200	445
*	Masonite International Corp.	5,200	433
	HEICO Corp.	6,053	430
	KBR Inc.	29,900	420
	GATX Corp.	7,000	419
*	Advisory Board Co.	8,200	419
*	Moog Inc. Class A	6,100	419
	Convergys Corp.	18,400	414
*	Swift Transportation Co.	16,600	408
	AAON Inc.	10,950	401
*	Ambarella Inc.	7,100	399
	Granite Construction Inc.	7,500	395
*	Rogers Corp.	3,800	391
	Universal Forest Products Inc.	4,000	381
	Knight Transportation Inc.	11,000	377
*	NeuStar Inc. Class A	11,300	375
*	AMN Healthcare Services Inc.	9,100	372
*	Headwaters Inc.	15,400	366
	Mueller Water Products Inc. Class A	32,300	363
	Brady Corp. Class A	9,200	358
	Exponent Inc.	5,700	349
	Methode Electronics Inc.	7,800	347
	ESCO Technologies Inc.	5,900	347
*	SPX FLOW Inc.	9,499	343
	Forward Air Corp.	6,400	340
	Insperity Inc.	3,700	338
*	Plexus Corp.	6,500	338
	Aircastle Ltd.	14,200	335
	Covanta Holding Corp.	23,000	335
*	Knowles Corp.	18,773	333
*	Meritor Inc.	18,600	331
	Korn/Ferry International	10,200	330
	Franklin Electric Co. Inc.	8,000	329
*	Benchmark Electronics Inc.	10,100	320
	EnPro Industries Inc.	4,500	318
	Greif Inc. Class A	5,400	317
*	Navistar International Corp.	11,700	315
*	FTI Consulting Inc.	9,100	315
	AZZ Inc.	5,300	313
	Mueller Industries Inc.	9,700	311
*	Orbotech Ltd.	9,400	310
*	Cardtronics plc Class A	7,400	308
	Kaman Corp.	6,400	307
	Watts Water Technologies Inc. Class A	4,900	305
*	TTM Technologies Inc.	17,854	299
*	Hub Group Inc. Class A	7,600	298
	Raven Industries Inc.	9,500	295
	Badger Meter Inc.	7,400	294
	Actuant Corp. Class A	10,700	292
*	OSI Systems Inc.	3,700	286
	Comfort Systems USA Inc.	7,800	286
*	Proto Labs Inc.	4,900	284

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Veeco Instruments Inc.	8,600	284
*	Aerojet Rocketdyne Holdings Inc.	12,300	276
	Simpson Manufacturing Co. Inc.	6,600	275
	Triumph Group Inc.	10,500	275
*	Gibraltar Industries Inc.	7,000	275
*	Axon Enterprise Inc.	11,100	273
	Mobile Mini Inc.	9,500	273
	Otter Tail Corp.	6,900	273
	Apogee Enterprises Inc.	5,000	273
	EVERTEC Inc.	17,100	271
	Astec Industries Inc.	4,200	266
	Tennant Co.	3,600	264
	AAR Corp.	7,300	263
*	American Outdoor Brands Corp.	11,800	261
*	American Woodmark Corp.	2,800	257
	Triton International Ltd.	8,400	257
*	Fabrinet	7,300	253
*	Saia Inc.	5,200	250
*	ExlService Holdings Inc.	5,200	248
	Werner Enterprises Inc.	9,000	246
*	Sykes Enterprises Inc.	8,200	244
*	Integer Holdings Corp.	6,600	243
	Sturm Ruger & Co. Inc.	4,000	242
	Greenbrier Cos. Inc.	5,500	239
*	Navigant Consulting Inc.	9,900	237
*	Imperva Inc.	5,300	236
	Standex International Corp.	2,500	235
*	Tutor Perini Corp.	7,600	234
^	Nordic American Tankers Ltd.	27,998	232
*	Huron Consulting Group Inc.	5,000	223
*	Harsco Corp.	17,000	222
	CIRCOR International Inc.	3,300	220
	Heartland Express Inc.	10,900	219
*	TrueBlue Inc.	8,000	219
	Cubic Corp.	4,200	218
*	TriNet Group Inc.	7,400	218
*	SPX Corp.	8,799	212
*	Manitowoc Co. Inc.	35,400	211
	Lindsay Corp.	2,400	208
	Federal Signal Corp.	13,200	206
	US Ecology Inc.	4,300	203
*	Boise Cascade Co.	6,600	201
*	TriMas Corp.	8,700	200
	Advanced Drainage Systems Inc.	8,600	198
*	Donnelley Financial Solutions Inc.	8,870	197
	LSC Communications Inc.	7,570	196
	Albany International Corp.	4,000	195
	McGrath RentCorp	5,600	195
	Encore Wire Corp.	4,300	190
	Viad Corp.	4,200	190
	Materion Corp.	4,832	184
	RR Donnelley & Sons Co.	14,586	183
	ManTech International Corp. Class A	5,100	181
*	PHH Corp.	13,900	179
*	Paylocity Holding Corp.	4,500	177
	Griffon Corp.	7,300	175
	AVX Corp.	10,000	169
*	Aegion Corp. Class A	7,300	167
	Scorpio Tankers Inc.	37,300	164
*	Team Inc.	5,900	159
	General Cable Corp.	8,800	158
*	Wesco Aircraft Holdings Inc.	12,800	156
	Quanex Building Products Corp.	7,600	155
	Kelly Services Inc. Class A	6,900	154

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	MTS Systems Corp.	3,300	153
	Schnitzer Steel Industries Inc.	8,000	151
*	CBIZ Inc.	9,500	150
	CTS Corp.	6,700	148
	Hollysys Automation Technologies Ltd.	9,100	146
	Primoris Services Corp.	6,300	145
	Essendant Inc.	8,400	140
	Ship Finance International Ltd.	9,813	138
*	FARO Technologies Inc.	3,500	128
	H&E Equipment Services Inc.	5,800	123
	GasLog Ltd.	8,400	118
	Matson Inc.	3,700	117
	Hyster-Yale Materials Handling Inc.	1,900	114
*	TimkenSteel Corp.	7,300	110
	TeleTech Holdings Inc.	3,400	106
*	Engility Holdings Inc.	3,673	104
*	Armstrong Flooring Inc.	5,144	99
*	Babcock & Wilcox Enterprises Inc.	10,525	99
	Myers Industries Inc.	5,900	96
*	Aerovironment Inc.	3,200	91
	Resources Connection Inc.	6,500	90
*	Atlas Air Worldwide Holdings Inc.	1,500	87
^	Seaspan Corp. Class A	11,600	82
	Teekay Corp.	7,500	65
	American Railcar Industries Inc.	1,000	42
			735,583
Oil & Gas (3.1%)
	Exxon Mobil Corp.	966,876	78,945
	Chevron Corp.	438,343	46,771
	Schlumberger Ltd.	321,939	23,370
	ConocoPhillips	286,143	13,709
	EOG Resources Inc.	133,783	12,375
	Occidental Petroleum Corp.	178,064	10,958
	Phillips 66	122,235	9,725
	Halliburton Co.	210,613	9,663
	Kinder Morgan Inc.	443,695	9,153
	Anadarko Petroleum Corp.	130,440	7,438
	Pioneer Natural Resources Co.	40,215	6,957
	Valero Energy Corp.	106,591	6,887
	Marathon Petroleum Corp.	127,065	6,473
	Baker Hughes Inc.	102,004	6,056
	Williams Cos. Inc.	192,540	5,897
	Devon Energy Corp.	125,588	4,959
*	Concho Resources Inc.	35,881	4,545
	Apache Corp.	90,566	4,405
	National Oilwell Varco Inc.	101,309	3,543
	Noble Energy Inc.	105,748	3,419
	Hess Corp.	69,922	3,414
	Marathon Oil Corp.	205,109	3,050
	Cimarex Energy Co.	25,240	2,945
	EQT Corp.	46,557	2,707
*	Cheniere Energy Inc.	55,477	2,516
	Cabot Oil & Gas Corp.	106,870	2,484
	Targa Resources Corp.	41,496	2,288
*	Diamondback Energy Inc.	21,211	2,118
	Tesoro Corp.	24,270	1,935
*	Newfield Exploration Co.	46,801	1,620
	OGE Energy Corp.	42,100	1,464
*	Parsley Energy Inc. Class A	47,998	1,430
	Helmerich & Payne Inc.	21,600	1,310
*	Weatherford International plc	222,703	1,285
	Range Resources Corp.	43,596	1,155
	HollyFrontier Corp.	37,970	1,068
*	Energen Corp.	20,509	1,066

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Chesapeake Energy Corp.	198,711	1,045
	Core Laboratories NV	9,200	1,020
*	WPX Energy Inc.	84,978	1,014
*	RSP Permian Inc.	25,089	955
	Murphy Oil Corp.	35,623	933
	Patterson-UTI Energy Inc.	42,177	913
*	Antero Resources Corp.	41,800	886
*	Continental Resources Inc.	19,112	811
*	Southwestern Energy Co.	104,918	788
*	PDC Energy Inc.	13,181	728
*	Rice Energy Inc.	32,550	693
	Western Refining Inc.	17,674	610
*	Oasis Petroleum Inc.	50,653	605
	Nabors Industries Ltd.	58,208	602
*	QEP Resources Inc.	49,864	589
	Ensco plc Class A	70,083	553
	PBF Energy Inc. Class A	24,102	538
	Oceaneering International Inc.	20,300	536
*	Gulfport Energy Corp.	33,682	535
*	Whiting Petroleum Corp.	62,055	515
*	Callon Petroleum Co.	42,514	503
*	Laredo Petroleum Inc.	36,500	469
	SemGroup Corp. Class A	13,853	461
*	First Solar Inc.	15,170	448
	SM Energy Co.	19,214	434
*	Matador Resources Co.	19,200	416
*	Rowan Cos. plc Class A	28,588	402
*	MRC Global Inc.	21,900	399
*	Oil States International Inc.	12,700	378
*	Dril-Quip Inc.	7,200	371
*	NOW Inc.	21,596	367
*	Superior Energy Services Inc.	29,435	356
*	McDermott International Inc.	50,377	329
*	SRC Energy Inc.	42,500	320
	Pattern Energy Group Inc. Class A	14,552	320
*	Carrizo Oil & Gas Inc.	12,679	319
	Noble Corp. plc	61,511	295
	Delek US Holdings Inc.	12,080	291
*	Unit Corp.	12,300	264
*	Kosmos Energy Ltd.	41,169	247
	RPC Inc.	13,300	242
*	Chart Industries Inc.	6,400	234
*	Helix Energy Solutions Group Inc.	37,800	231
*	SEACOR Holdings Inc.	3,100	204
*	Forum Energy Technologies Inc.	12,000	203
*	Diamond Offshore Drilling Inc.	13,618	196
*	Denbury Resources Inc.	84,826	188
*	Exterran Corp.	6,500	178
	Green Plains Inc.	7,400	170
	Archrock Inc.	12,800	151
*	Newpark Resources Inc.	16,900	129
*	Canadian Solar Inc.	9,400	125
*	Atwood Oceanics Inc.	15,100	118
	California Resources Corp.	8,667	101
	Bristow Group Inc.	7,500	100
	CVR Energy Inc.	4,200	92
*	Flotek Industries Inc.	7,600	91
*	TETRA Technologies Inc.	23,000	77
*	SunPower Corp. Class A	9,800	68
*	Matrix Service Co.	5,000	59
	Frank's International NV	6,200	56
*	Cobalt International Energy Inc.	65,692	26
*,^	EP Energy Corp. Class A	5,200	24
			334,424

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Other (0.0%)[3]
*	Dyax Corp CVR Expire 12/31/2019	28,600	32
*	Media General Inc. CVR Expire 12/31/49	21,051	6
			38
Technology (9.5%)
	Apple Inc.	1,218,394	175,022
	Microsoft Corp.	1,747,596	119,640
*	Facebook Inc. Class A	514,835	77,354
*	Alphabet Inc. Class A	71,281	65,901
*	Alphabet Inc. Class C	64,114	58,085
	Intel Corp.	1,087,810	39,324
	Cisco Systems Inc.	1,151,309	39,225
	International Business Machines Corp.	221,945	35,576
	Oracle Corp.	729,627	32,804
	Broadcom Ltd.	91,413	20,185
	QUALCOMM Inc.	340,817	18,316
	Texas Instruments Inc.	229,984	18,210
*	Adobe Systems Inc.	115,300	15,420
	NVIDIA Corp.	131,570	13,723
*	salesforce. com Inc.	147,274	12,683
	Applied Materials Inc.	255,020	10,356
*	Yahoo! Inc.	198,383	9,564
*	Cognizant Technology Solutions Corp. Class A	142,587	8,588
	HP Inc.	405,096	7,624
	Intuit Inc.	58,664	7,345
	Hewlett Packard Enterprise Co.	393,073	7,323
*	Micron Technology Inc.	250,955	6,944
	Analog Devices Inc.	89,257	6,801
*	NXP Semiconductors NV	63,021	6,664
	Corning Inc.	224,342	6,472
	Lam Research Corp.	41,668	6,036
	Western Digital Corp.	66,177	5,894
*	Autodesk Inc.	55,923	5,037
	Symantec Corp.	156,748	4,958
*	DXC Technology Co.	65,130	4,907
*	Cerner Corp.	74,158	4,802
	Skyworks Solutions Inc.	46,245	4,613
	Xilinx Inc.	69,282	4,372
*	Red Hat Inc.	48,291	4,253
	Microchip Technology Inc.	56,011	4,233
	Harris Corp.	36,694	4,106
	KLA-Tencor Corp.	41,522	4,078
	Motorola Solutions Inc.	45,661	3,926
*	Dell Technologies Inc. Class V	56,448	3,788
*	Synopsys Inc.	50,993	3,758
*	ServiceNow Inc.	39,738	3,754
*	Check Point Software Technologies Ltd.	34,156	3,553
	Maxim Integrated Products Inc.	78,601	3,470
	CDK Global Inc.	49,802	3,238
	Juniper Networks Inc.	101,752	3,060
	CA Inc.	91,136	2,992
*	Citrix Systems Inc.	34,220	2,770
*	Workday Inc. Class A	31,404	2,745
	Seagate Technology plc	63,583	2,679
*	VeriSign Inc.	29,775	2,648
*	Akamai Technologies Inc.	42,111	2,566
*	Mobileye NV	40,905	2,533
*	Twitter Inc.	149,600	2,465
	NetApp Inc.	59,320	2,364
	Brocade Communications Systems Inc.	187,239	2,354
*	Advanced Micro Devices Inc.	176,706	2,350
*	Palo Alto Networks Inc.	21,618	2,344
*	Gartner Inc.	19,857	2,266
*	Cadence Design Systems Inc.	62,565	2,038

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Qorvo Inc.	28,927	1,968
	Amdocs Ltd.	32,038	1,962
	CDW Corp.	32,934	1,946
*	ANSYS Inc.	17,555	1,934
*	F5 Networks Inc.	14,291	1,845
*	Splunk Inc.	28,298	1,820
*	CommScope Holding Co. Inc.	40,178	1,689
	Teradyne Inc.	45,000	1,587
*	Yandex NV Class A	57,562	1,569
	Leidos Holdings Inc.	29,091	1,532
	SS&C Technologies Holdings Inc.	37,736	1,386
	Marvell Technology Group Ltd.	89,179	1,339
*	ON Semiconductor Corp.	92,967	1,318
*	PTC Inc.	24,300	1,313
	LogMeIn Inc.	11,300	1,277
*,^	VMware Inc. Class A	13,476	1,268
*	Tyler Technologies Inc.	7,700	1,260
*	Fortinet Inc.	32,100	1,252
*	Ultimate Software Group Inc.	6,100	1,236
*	Arista Networks Inc.	8,700	1,215
*	NCR Corp.	29,315	1,209
	Garmin Ltd.	23,436	1,192
*	IAC/InterActiveCorp	14,319	1,189
*	Microsemi Corp.	25,106	1,178
	j2 Global Inc.	12,900	1,164
	CSRA Inc.	38,725	1,126
*	Veeva Systems Inc. Class A	20,400	1,094
*	Aspen Technology Inc.	16,900	1,039
*	SINA Corp.	13,021	1,000
*	ARRIS International plc	37,983	987
	Cypress Semiconductor Corp.	68,532	960
*	Cavium Inc.	13,881	956
*	Cirrus Logic Inc.	14,400	927
*	Nuance Communications Inc.	51,500	921
*	Teradata Corp.	27,736	809
	Blackbaud Inc.	10,000	804
*	athenahealth Inc.	8,200	804
*	Dycom Industries Inc.	7,500	792
	MKS Instruments Inc.	10,100	790
*	EPAM Systems Inc.	10,200	785
*	Ellie Mae Inc.	7,700	784
*	Guidewire Software Inc.	12,700	781
	Fair Isaac Corp.	5,700	772
*	NetScout Systems Inc.	19,338	728
	DST Systems Inc.	5,891	725
*	ViaSat Inc.	11,168	715
*	Integrated Device Technology Inc.	29,600	710
*	Paycom Software Inc.	11,552	696
*	Manhattan Associates Inc.	14,700	686
	Monolithic Power Systems Inc.	7,500	686
*	Tech Data Corp.	7,000	670
*	Square Inc.	36,300	662
*	Medidata Solutions Inc.	10,100	661
*	Proofpoint Inc.	8,700	656
*	EchoStar Corp. Class A	11,300	650
*	Tableau Software Inc. Class A	12,102	650
*	Entegris Inc.	26,000	645
	SYNNEX Corp.	5,900	640
*	Ciena Corp.	27,500	630
	InterDigital Inc.	6,800	611
*	GoDaddy Inc. Class A	14,832	577
*	Lumentum Holdings Inc.	13,340	570
*	Silicon Laboratories Inc.	8,000	569
	Science Applications International Corp.	7,753	566

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Atlassian Corp. plc Class A	16,400	565
*	CACI International Inc. Class A	4,700	555
*	Advanced Energy Industries Inc.	7,500	554
	TiVo Corp.	27,462	542
*	ACI Worldwide Inc.	25,200	542
	Pitney Bowes Inc.	38,347	510
*	Verint Systems Inc.	12,700	499
*	Wix.com Ltd.	5,900	486
*	CommVault Systems Inc.	9,370	473
*	Allscripts Healthcare Solutions Inc.	39,400	472
*	Cree Inc.	21,515	471
	Diebold Nixdorf Inc.	16,235	458
*	Viavi Solutions Inc.	44,700	447
*	Finisar Corp.	19,500	445
*	2U Inc.	9,600	436
*	Electronics For Imaging Inc.	9,500	435
*	Semtech Corp.	12,400	423
*	VeriFone Systems Inc.	22,700	421
	Cogent Communications Holdings Inc.	9,300	419
*	MicroStrategy Inc. Class A	2,200	418
*	Synaptics Inc.	7,500	411
*	Zendesk Inc.	14,200	408
*	InterXion Holding NV	9,700	404
*	FireEye Inc.	32,200	403
	Ebix Inc.	6,500	401
*	Cornerstone OnDemand Inc.	10,000	393
	Cabot Microelectronics Corp.	5,000	392
	Brooks Automation Inc.	15,000	379
*	RealPage Inc.	10,100	374
*	RingCentral Inc. Class A	11,600	371
*,^	3D Systems Corp.	22,900	363
	Plantronics Inc.	6,600	360
	Pegasystems Inc.	7,900	360
*	Amkor Technology Inc.	30,000	353
	Power Integrations Inc.	5,300	350
*	Inphi Corp.	8,400	348
*	New Relic Inc.	8,500	340
	Xperi Corp.	10,100	339
	West Corp.	12,418	331
*	Kulicke & Soffa Industries Inc.	14,300	319
	NIC Inc.	14,900	318
*	NETGEAR Inc.	6,700	316
*	Insight Enterprises Inc.	7,500	316
*	Sohu.com Inc.	8,000	310
*	Premier Inc. Class A	9,175	310
*	Envestnet Inc.	8,900	310
*	Oclaro Inc.	35,500	284
*	Ubiquiti Networks Inc.	5,400	278
	Progress Software Corp.	9,100	270
*	Infinera Corp.	26,700	265
*	ScanSource Inc.	6,700	265
*	CyberArk Software Ltd.	5,000	265
*	Rambus Inc.	20,800	260
	CSG Systems International Inc.	6,900	259
*	HubSpot Inc.	3,800	255
*	Qualys Inc.	6,500	250
*	BroadSoft Inc.	6,400	246
*	InvenSense Inc.	18,700	241
*	Web.com Group Inc.	12,300	237
*	Luxoft Holding Inc. Class A	3,800	234
*	Stratasys Ltd.	9,300	230
*	Gigamon Inc.	6,900	219
*	Shutterstock Inc.	4,600	199
*	Lattice Semiconductor Corp.	27,800	191

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Monotype Imaging Holdings Inc.	9,100	185
*	Bottomline Technologies de Inc.	7,900	184
*	Super Micro Computer Inc.	7,500	183
*,^	Globant SA	4,800	182
*	CommerceHub Inc.	11,310	180
*,^	Acacia Communications Inc.	3,800	174
*	Gogo Inc.	13,800	174
*	Blucora Inc.	9,100	168
	ADTRAN Inc.	8,200	164
	Forrester Research Inc.	4,000	162
*	Ultratech Inc.	5,300	162
*	Virtusa Corp.	5,000	155
*	Perficient Inc.	8,500	148
*	Cray Inc.	8,000	143
*	Quality Systems Inc.	9,600	137
*	Diodes Inc.	5,500	129
*	Endurance International Group Holdings Inc.	16,200	123
*	Synchronoss Technologies Inc.	7,600	122
	Syntel Inc.	6,800	120
*	Loral Space & Communications Inc.	2,900	111
*	Barracuda Networks Inc.	5,000	102
*	CommerceHub Inc. Class A	2,555	41
			1,033,128
Telecommunications (1.1%)
	AT&T Inc.	1,427,863	56,586
	Verizon Communications Inc.	945,309	43,399
*	T-Mobile US Inc.	64,556	4,343
*	Level 3 Communications Inc.	69,428	4,219
	CenturyLink Inc.	132,298	3,396
*	Sprint Corp.	190,521	1,720
*	Zayo Group Holdings Inc.	22,300	782
	Telephone & Data Systems Inc.	19,773	543
^	Frontier Communications Corp.	248,002	466
	Shenandoah Telecommunications Co.	9,750	312
*	8x8 Inc.	18,900	275
*	Vonage Holdings Corp.	40,000	268
	Consolidated Communications Holdings Inc.	10,500	249
*	General Communication Inc. Class A	5,400	202
	Windstream Holdings Inc.	36,520	202
	ATN International Inc.	2,400	166
	Cincinnati Bell Inc.	8,780	166
*	United States Cellular Corp.	3,200	125
			117,419
Utilities (1.7%)
	NextEra Energy Inc.	106,967	14,286
	Duke Energy Corp.	158,033	13,038
	Southern Co.	223,384	11,125
	Dominion Resources Inc.	141,294	10,940
	PG&E Corp.	119,823	8,034
	American Electric Power Co. Inc.	116,639	7,912
	Exelon Corp.	216,695	7,504
	Sempra Energy	56,911	6,432
	Edison International	79,569	6,363
	PPL Corp.	164,050	6,252
	Xcel Energy Inc.	125,002	5,631
	Consolidated Edison Inc.	67,748	5,371
	Public Service Enterprise Group Inc.	117,178	5,162
	Eversource Energy	81,282	4,828
	WEC Energy Group Inc.	75,413	4,564
	DTE Energy Co.	43,056	4,503
	American Water Works Co. Inc.	46,587	3,716
	Entergy Corp.	48,468	3,696
	CMS Energy Corp.	75,704	3,437
	Ameren Corp.	62,678	3,428

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
	CenterPoint Energy Inc.			117,311	3,347
	FirstEnergy Corp.			108,559	3,250
	ONEOK Inc.			58,990	3,103
	SCANA Corp.			36,487	2,419
	Pinnacle West Capital Corp.			24,140	2,054
	Alliant Energy Corp.			49,254	1,937
	UGI Corp.			37,750	1,894
	Atmos Energy Corp.			23,000	1,863
	AES Corp.			154,231	1,744
	NiSource Inc.			68,116	1,652
	Westar Energy Inc. Class A			31,300	1,629
	Great Plains Energy Inc.			43,290	1,281
	Aqua America Inc.			37,425	1,238
	NRG Energy Inc.			66,832	1,129
	Vectren Corp.			17,596	1,046
	WGL Holdings Inc.			11,600	957
	National Fuel Gas Co.			16,100	892
	IDACORP Inc.			10,400	879
	Portland General Electric Co.			19,325	876
	Southwest Gas Holdings Inc.			10,300	863
	ONE Gas Inc.			11,076	762
	Black Hills Corp.			11,200	762
	Hawaiian Electric Industries Inc.			22,700	761
	New Jersey Resources Corp.			18,700	755
	ALLETE Inc.			10,100	706
	South Jersey Industries Inc.			17,400	653
	PNM Resources Inc.			17,400	648
	NorthWestern Corp.			10,800	646
*	Calpine Corp.			62,584	638
	Spire Inc.			8,900	610
	Avista Corp.			14,000	565
	MGE Energy Inc.			8,445	543
	Avangrid Inc.			12,100	526
	El Paso Electric Co.			8,300	428
	Northwest Natural Gas Co.			6,200	370
	American States Water Co.			7,900	352
	California Water Service Group			9,500	339
	Ormat Technologies Inc.			5,400	319
*	TerraForm Power Inc. Class A			23,000	290
	Enel Chile SA ADR			46,383	253
	Atlantica Yield plc			11,901	248
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	155
	SJW Group			3,080	150
*	Dynegy Inc.			22,379	144
					181,898
					5,706,909

Total Common Stocks (Cost $8,989,837)					10,779,321

		Coupon

Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
4,5	Vanguard Market Liquidity Fund	1.034%		2,109,690	211,011

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.521%-0.621%	6/1/17	1,200	1,199

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	United States Treasury Bill	0.556%-0.759%	6/15/17	3,300	3,297
6	United States Treasury Bill	0.761%	6/22/17	500	500
					4,996
Total Temporary Cash Investments (Cost $215,992)					216,007
Total Investments (101.1%) (Cost $9,205,829)					10,995,328
Other Assets and Liabilities—Net (-1.1%)[5]					(116,655)
Net Assets (100%)					10,878,673

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $115,319,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $46,376,000, representing
0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $124,372,000 of collateral received for securities on loan.
6 Securities with a value of $4,347,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6282 062017

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Australia (5.2%)
Commonwealth Bank of Australia	2,613,711	170,712
Westpac Banking Corp.	5,093,009	133,512
Australia & New Zealand Banking Group Ltd.	4,455,560	109,068
National Australia Bank Ltd.	4,013,397	101,869
BHP Billiton Ltd.	4,876,132	86,814
CSL Ltd.	695,208	68,937
Wesfarmers Ltd.	1,717,486	55,285
Woolworths Ltd.	1,951,943	39,237
Macquarie Group Ltd.	465,974	32,370
Rio Tinto Ltd.	644,868	29,194
Transurban Group	3,091,136	28,240
Woodside Petroleum Ltd.	1,111,759	26,762
Scentre Group	7,748,509	25,001
Amcor Ltd.	1,760,227	20,697
AGL Energy Ltd.	1,022,655	20,474
Suncorp Group Ltd.	1,947,272	20,074
Telstra Corp. Ltd.	6,340,928	20,035
Westfield Corp.	2,933,149	19,947
QBE Insurance Group Ltd.	2,074,298	19,929
Newcrest Mining Ltd.	1,155,621	18,540
Brambles Ltd.	2,394,797	18,531
AMP Ltd.	4,440,090	17,790
South32 Ltd.	8,129,634	16,847
Insurance Australia Group Ltd.	3,591,371	16,671
Goodman Group	2,702,751	16,410
* Origin Energy Ltd.	2,651,295	14,267
Aristocrat Leisure Ltd.	969,873	14,253
Stockland	3,643,667	13,224
APA Group	1,701,027	11,666
Aurizon Holdings Ltd.	3,004,409	11,585
James Hardie Industries plc	683,223	11,560
Dexus Property Group	1,485,496	11,343
ASX Ltd.	294,600	11,168
GPT Group	2,774,252	10,898
Vicinity Centres	5,004,911	10,788
Ramsay Health Care Ltd.	198,602	10,649
Sonic Healthcare Ltd.	637,515	10,539
Treasury Wine Estates Ltd.	1,146,593	10,295
LendLease Group	849,402	10,198
Fortescue Metals Group Ltd.	2,470,220	9,791
Oil Search Ltd.	1,790,456	9,661
Mirvac Group	5,664,121	9,621
Cochlear Ltd.	87,716	9,182
Medibank Pvt Ltd.	4,215,296	9,177
Caltex Australia Ltd.	398,653	8,898
Challenger Ltd.	881,518	8,707
Sydney Airport	1,683,266	8,694
DUET Group	3,757,273	8,490
Boral Ltd.	1,815,230	8,367
Computershare Ltd.	753,886	8,311
* Santos Ltd.	3,157,224	8,197
Orica Ltd.	574,321	7,957
BlueScope Steel Ltd.	876,861	7,661
Incitec Pivot Ltd.	2,575,358	7,296
SEEK Ltd.	544,994	6,942
Bendigo & Adelaide Bank Ltd.	738,775	6,799
Tatts Group Ltd.	1,990,179	6,402
Coca-Cola Amatil Ltd.	846,381	5,932
Bank of Queensland Ltd.	617,327	5,523
Star Entertainment Group Ltd.	1,286,693	5,359
Crown Resorts Ltd.	565,625	5,289

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Alumina Ltd.	3,748,796	5,146
	Tabcorp Holdings Ltd.	1,241,073	4,409
	Domino's Pizza Enterprises Ltd.	94,369	4,316
	Healthscope Ltd.	2,591,644	4,280
	Qantas Airways Ltd.	1,310,776	4,155
	Orora Ltd.	1,767,056	3,984
	CIMIC Group Ltd.	142,315	3,944
	Ansell Ltd.	216,028	3,846
	Iluka Resources Ltd.	611,594	3,843
	Downer EDI Ltd.	870,871	3,827
	REA Group Ltd.	76,958	3,534
	AusNet Services	2,695,607	3,530
	ALS Ltd.	752,957	3,522
	Magellan Financial Group Ltd.	188,446	3,322
	Adelaide Brighton Ltd.	679,626	3,013
	Macquarie Atlas Roads Group	738,502	2,951
	DuluxGroup Ltd.	581,357	2,944
	IOOF Holdings Ltd.	433,592	2,858
	CSR Ltd.	759,508	2,785
	Fairfax Media Ltd.	3,433,899	2,722
*	WorleyParsons Ltd.	304,697	2,574
	Perpetual Ltd.	64,555	2,549
	Harvey Norman Holdings Ltd.	789,774	2,477
	TPG Telecom Ltd.	536,133	2,366
	OZ Minerals Ltd.	444,398	2,360
*	Metcash Ltd.	1,439,972	2,318
	Sims Metal Management Ltd.	245,970	2,258
	Vocus Group Ltd.	887,015	2,236
*	Whitehaven Coal Ltd.	989,406	2,024
	Flight Centre Travel Group Ltd.	82,716	1,946
	Nufarm Ltd.	255,701	1,943
	Shopping Centres Australasia Property Group	1,111,342	1,923
	Platinum Asset Management Ltd.	330,406	1,151
	Seven West Media Ltd.	1,194,380	661
			1,569,352
Austria (0.2%)
	Erste Group Bank AG	438,644	15,705
	OMV AG	225,055	10,366
	voestalpine AG	179,274	7,474
	ANDRITZ AG	113,146	6,252
*	Raiffeisen Bank International AG	195,003	4,445
	Vienna Insurance Group AG Wiener Versicherung Gruppe	54,529	1,415
	Telekom Austria AG Class A	191,586	1,345
			47,002
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	1,210,644	136,525
	KBC Group NV	416,549	30,103
*	UCB SA	184,978	14,437
	Solvay SA Class A	109,046	13,870
	Ageas	306,957	12,569
^	Groupe Bruxelles Lambert SA	120,544	11,562
^	Umicore SA	142,262	8,335
^	Proximus SADP	225,181	6,887
	Ackermans & van Haaren NV	37,590	6,152
	Colruyt SA	96,389	4,953
*	Telenet Group Holding NV	70,311	4,272
	bpost SA	143,419	3,437
	Sofina SA	22,791	3,272
			256,374
Brazil (1.8%)
	Itau Unibanco Holding SA ADR	4,291,455	52,785
	Banco Bradesco SA ADR	4,205,809	44,371
*	Petroleo Brasileiro SA ADR Preference Shares	3,011,808	26,293

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Ambev SA ADR	4,464,454	25,581
*	Petroleo Brasileiro SA ADR	2,499,876	22,524
	Itausa - Investimentos Itau SA Preference Shares	5,797,558	18,065
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,978,329	17,838
	Ambev SA	2,639,540	15,185
	Vale SA Class B ADR Preference Shares	1,828,554	15,012
	Cielo SA	1,903,776	14,455
	Vale SA Class B ADR	1,674,125	14,364
	Banco do Brasil SA	1,307,586	13,533
	Ultrapar Participacoes SA	587,237	13,029
	BRF SA	969,362	12,152
	Kroton Educacional SA	2,313,492	10,897
	Banco Bradesco SA	1,014,951	10,408
	Lojas Renner SA	986,910	9,197
	Vale SA Preference Shares	1,077,536	8,915
	BB Seguridade Participacoes SA	910,128	8,571
	CCR SA	1,504,679	8,391
	Raia Drogasil SA	380,470	8,085
	Banco Santander Brasil SA	693,100	5,988
	Lojas Americanas SA Preference Shares	1,098,600	5,829
	Telefonica Brasil SA Preference Shares	378,335	5,637
	Equatorial Energia SA	306,326	5,548
	Hypermarcas SA	585,033	5,541
*	Cia de Saneamento Basico do Estado de Sao Paulo	509,617	4,699
	WEG SA	817,824	4,561
	Itau Unibanco Holding SA Preference Shares	357,355	4,420
	Embraer SA ADR	223,761	4,296
	JBS SA	1,324,874	4,287
	Klabin SA	815,784	4,061
*	Rumo SA	1,448,100	3,983
*	Petroleo Brasileiro SA	851,132	3,851
*	BR Malls Participacoes SA	862,226	3,817
	CPFL Energia SA	454,092	3,720
	Vale SA	427,000	3,695
	Engie Brasil Energia SA	314,108	3,365
	Telefonica Brasil SA ADR	226,023	3,343
*	Cia Brasileira de Distribuicao ADR	141,302	3,186
	Localiza Rent a Car SA	211,013	3,145
	M Dias Branco SA	202,386	3,107
*	Fibria Celulose SA	326,600	3,025
	BTG Pactual Group	483,005	2,829
	Itau Unibanco Holding SA	259,954	2,789
	Gerdau SA ADR	848,446	2,588
	Multiplan Empreendimentos Imobiliarios SA	120,039	2,560
	Natura Cosmeticos SA	254,031	2,421
*	Centrais Eletricas Brasileiras SA Preference Shares	331,476	2,392
*	Centrais Eletricas Brasileiras SA	420,199	2,391
	Sul America SA	416,112	2,201
	Estacio Participacoes SA	384,400	2,159
	Cia Energetica de Minas Gerais ADR	776,720	2,120
	Transmissora Alianca de Energia Eletrica SA	276,644	2,005
	EDP - Energias do Brasil SA	452,745	1,914
*	Petroleo Brasileiro SA Preference Shares	433,739	1,909
	Cosan SA Industria e Comercio	163,234	1,908
*	Suzano Papel e Celulose SA Preference Shares Class A	438,100	1,851
	Smiles SA	84,530	1,839
*	TIM Participacoes SA	550,430	1,779
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	76,230	1,723
	Braskem SA ADR	76,844	1,657
*	Cia Siderurgica Nacional SA ADR	676,663	1,631
	BRF SA ADR	122,947	1,529
	Odontoprev SA	395,900	1,428
*,^	Cia Paranaense de Energia ADR	154,974	1,421
	Gerdau SA Preference Shares	435,686	1,345

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Porto Seguro SA	144,212	1,305
*	TIM Participacoes SA ADR	80,849	1,302
	Sao Martinho SA	204,900	1,149
	Lojas Americanas SA	251,405	1,084
	AES Tiete Energia SA	243,489	1,035
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	51,324	1,003
	Cia Energetica de Minas Gerais Preference Shares	328,837	920
	Multiplus SA	73,123	900
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	639,800	859
	Embraer SA	166,500	806
	Braskem SA Preference Shares	67,500	726
*	Cia Siderurgica Nacional SA	272,500	665
	Gerdau SA	184,300	561
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	31,984	484
	Cia Energetica de Minas Gerais	109,769	321
*	Itausa - Investimentos Itau SA	95,209	295
*	Usinas Siderurgicas de Minas Gerais SA	79,967	221
*	Cia Paranaense de Energia	24,000	177
	Banco Bradesco SA Preference Shares	12,140	128
*	Azul SA Prior Pfd.	9,800	74
*	Cia Paranaense de Energia Preference Shares	4,200	39
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Exp. 05/26/2017	684	—
	Itausa - Investimentos Itau SA Common Shares	7	—
			525,198
Canada (5.8%)
	Royal Bank of Canada	2,244,698	153,703
	Toronto-Dominion Bank	2,799,924	131,745
	Enbridge Inc.	2,469,294	102,350
	Bank of Nova Scotia	1,834,859	101,996
	Suncor Energy Inc.	2,527,266	79,203
	Canadian National Railway Co.	1,031,450	74,556
^	Bank of Montreal	974,245	68,987
	TransCanada Corp.	1,306,745	60,673
	Canadian Natural Resources Ltd.	1,686,771	53,728
	Manulife Financial Corp.	2,990,605	52,449
	Brookfield Asset Management Inc. Class A (Toronto Shares)	1,318,000	48,721
	Canadian Imperial Bank of Commerce	598,043	48,302
	Canadian Pacific Railway Ltd.	221,667	33,965
	Sun Life Financial Inc.	925,359	32,681
	Barrick Gold Corp. (Toronto Shares)	1,663,279	27,806
	Alimentation Couche-Tard Inc. Class B	598,159	27,510
	Rogers Communications Inc. Class B	549,906	25,214
	Waste Connections Inc.	267,016	24,565
	Magna International Inc.	567,781	23,717
	Thomson Reuters Corp.	496,306	22,553
	Potash Corp. of Saskatchewan Inc.	1,275,238	21,505
	BCE Inc.	446,643	20,335
	National Bank of Canada	516,730	20,082
	Fortis Inc.	610,970	19,881
	Agrium Inc.	209,580	19,671
	Restaurant Brands International Inc.	344,197	19,320
	Loblaw Cos. Ltd.	339,901	19,076
	Pembina Pipeline Corp.	598,457	19,071
*	CGI Group Inc. Class A	384,645	18,564
	Franco-Nevada Corp.	271,650	18,475
	Goldcorp Inc.	1,302,128	18,143
	Agnico Eagle Mines Ltd.	343,149	16,403
	Fairfax Financial Holdings Ltd.	34,857	15,934
	Encana Corp.	1,476,780	15,806
	Cenovus Energy Inc.	1,545,394	15,408
	Teck Resources Ltd. Class B	714,308	14,819
	Shaw Communications Inc. Class B	641,472	13,600
	Intact Financial Corp.	198,437	13,593
	Silver Wheaton Corp.	670,694	13,384

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Saputo Inc.	387,215	12,731
	Canadian Tire Corp. Ltd. Class A	103,347	12,613
	Power Corp. of Canada	538,688	12,482
	Metro Inc.	354,571	12,151
	Great-West Lifeco Inc.	446,934	12,023
	Imperial Oil Ltd.	397,522	11,564
	Inter Pipeline Ltd.	563,163	11,473
	Constellation Software Inc.	24,344	11,134
	TELUS Corp.	300,341	9,993
	RioCan REIT	503,356	9,562
	SNC-Lavalin Group Inc.	234,125	9,416
	Power Financial Corp.	353,829	8,992
	Canadian Utilities Ltd. Class A	293,839	8,470
	Crescent Point Energy Corp.	823,760	8,153
*	BlackBerry Ltd.	802,464	7,495
*	Tourmaline Oil Corp.	380,506	7,476
	George Weston Ltd.	79,005	7,095
^	ARC Resources Ltd.	536,133	7,038
	CI Financial Corp.	342,853	6,706
	Cameco Corp.	606,291	5,814
*	Husky Energy Inc.	452,913	5,229
*,^	Valeant Pharmaceuticals International Inc.	497,658	4,612
2	Hydro One Ltd.	252,434	4,446
	IGM Financial Inc.	138,434	4,159
*	Turquoise Hill Resources Ltd.	1,187,638	3,236
	Barrick Gold Corp.	103,706	1,734
	Brookfield Asset Management Inc. Class A	32,799	1,212
	Restaurant Brands International LP	1,203	68
			1,744,571
Chile (0.3%)
	Enel Americas SA ADR	676,252	6,702
	Empresas COPEC SA	577,747	6,462
*	Latam Airlines Group SA	508,705	6,418
	SACI Falabella	751,430	6,009
	Cencosud SA	1,753,131	4,994
*	Banco Santander Chile ADR	199,249	4,708
	Sociedad Quimica y Minera de Chile SA ADR	122,810	4,366
	Banco de Chile	36,082,123	4,352
	Banco de Credito e Inversiones	73,706	4,091
	Empresas CMPC SA	1,665,236	3,885
	Enel Generacion Chile SA ADR	139,225	3,199
	Cia Cervecerias Unidas SA	223,240	2,874
	Aguas Andinas SA Class A	4,615,309	2,609
*	Empresa Nacional de Telecomunicaciones SA	206,707	2,481
	Itau CorpBanca	259,798,233	2,368
	Enel Americas SA	11,855,316	2,345
	Colbun SA	10,352,749	2,291
	Parque Arauco SA	817,228	2,139
	Enel Chile SA ADR	336,671	1,838
	Embotelladora Andina SA Preference Shares	348,365	1,449
	Enel Chile SA	12,840,182	1,417
	AES Gener SA	3,535,310	1,343
	SONDA SA	680,862	1,161
*	Banco Santander Chile	19,214,089	1,139
	Enel Generacion Chile SA	858,929	658
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	15,262	540
			81,838
China (4.8%)
	Tencent Holdings Ltd.	8,195,787	256,801
	China Construction Bank Corp.	138,765,544	112,631
	China Mobile Ltd.	8,085,067	86,079
	Industrial & Commercial Bank of China Ltd.	109,408,640	71,320
	Bank of China Ltd.	114,317,788	55,297
	Ping An Insurance Group Co. of China Ltd.	7,559,189	42,500

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	China Life Insurance Co. Ltd.	11,314,341	34,421
	China Petroleum & Chemical Corp.	38,775,284	31,488
	CNOOC Ltd.	24,488,400	28,568
	PetroChina Co. Ltd.	32,001,234	22,483
	Agricultural Bank of China Ltd.	39,037,233	17,996
	China Overseas Land & Investment Ltd.	5,911,820	17,148
	China Merchants Bank Co. Ltd.	5,828,820	15,103
	China Pacific Insurance Group Co. Ltd.	3,992,695	14,731
	China Shenhua Energy Co. Ltd.	5,257,388	12,238
	China Telecom Corp. Ltd.	24,857,541	12,125
	China Resources Land Ltd.	4,189,214	11,608
	PICC Property & Casualty Co. Ltd.	7,114,396	11,436
	CITIC Ltd.	7,636,275	11,073
	China Unicom Hong Kong Ltd.	8,546,713	11,060
	Country Garden Holdings Co. Ltd.	10,729,756	10,205
	China Minsheng Banking Corp. Ltd.	9,958,861	9,798
	Geely Automobile Holdings Ltd.	7,257,610	9,779
	Bank of Communications Co. Ltd.	12,351,925	9,498
	CSPC Pharmaceutical Group Ltd.	6,737,115	9,344
	China Communications Construction Co. Ltd.	6,776,026	9,304
	Haitong Securities Co. Ltd.	5,254,993	8,665
	Hengan International Group Co. Ltd.	1,143,808	8,547
	Sunny Optical Technology Group Co. Ltd.	1,012,419	8,319
	China CITIC Bank Corp. Ltd.	12,825,362	8,119
	CITIC Securities Co. Ltd.	3,620,990	7,590
	Sinopharm Group Co. Ltd.	1,663,703	7,457
	Brilliance China Automotive Holdings Ltd.	4,322,396	7,241
	Lenovo Group Ltd.	11,076,802	7,082
	Guangdong Investment Ltd.	4,389,851	6,790
	Anhui Conch Cement Co. Ltd.	1,884,155	6,589
^	BYD Co. Ltd.	1,070,855	6,310
	Belle International Holdings Ltd.	9,256,870	6,272
	New China Life Insurance Co. Ltd.	1,259,938	6,223
*	China Resources Beer Holdings Co. Ltd.	2,525,860	6,074
	CRRC Corp. Ltd.	6,111,053	5,955
	ENN Energy Holdings Ltd.	1,094,712	5,934
	Shenzhou International Group Holdings Ltd.	899,315	5,917
	China Cinda Asset Management Co. Ltd.	15,513,693	5,897
	China Resources Power Holdings Co. Ltd.	3,222,409	5,802
*	China Taiping Insurance Holdings Co. Ltd.	2,323,364	5,785
	Fosun International Ltd.	3,739,635	5,656
*,^	China Evergrande Group	5,245,377	5,595
2	People's Insurance Co. Group of China Ltd.	13,562,161	5,589
	China Everbright International Ltd.	4,077,967	5,507
	China Merchants Port Holdings Co. Ltd.	1,902,031	5,434
2	China Galaxy Securities Co. Ltd.	5,870,777	5,350
	China Conch Venture Holdings Ltd.	2,665,869	5,309
^	GF Securities Co. Ltd.	2,545,226	5,263
2	Huatai Securities Co. Ltd.	2,682,575	5,195
	Sino Biopharmaceutical Ltd.	6,319,268	5,193
^	Great Wall Motor Co. Ltd.	4,744,803	5,139
	Guangzhou Automobile Group Co. Ltd.	3,291,605	5,115
	China Vanke Co. Ltd.	1,960,943	4,969
2	CGN Power Co. Ltd.	16,326,267	4,926
	China State Construction International Holdings Ltd.	2,680,727	4,858
	China Railway Group Ltd.	5,673,352	4,798
	Huaneng Power International Inc.	6,867,982	4,734
*,2	Postal Savings Bank of China Co. Ltd.	7,275,000	4,728
	Dongfeng Motor Group Co. Ltd.	4,492,627	4,719
	Beijing Enterprises Water Group Ltd.	5,958,679	4,560
	Haier Electronics Group Co. Ltd.	1,839,646	4,266
	China Resources Gas Group Ltd.	1,198,547	4,039
	TravelSky Technology Ltd.	1,527,703	4,021
	China Railway Construction Corp. Ltd.	2,827,245	3,948

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Zhuzhou CRRC Times Electric Co. Ltd.	753,509	3,874
*,2	China Huarong Asset Management Co. Ltd.	9,153,874	3,852
	China Longyuan Power Group Corp. Ltd.	4,946,785	3,803
	Kunlun Energy Co. Ltd.	4,189,523	3,781
	ANTA Sports Products Ltd.	1,336,368	3,751
	Longfor Properties Co. Ltd.	2,162,934	3,743
	Beijing Enterprises Holdings Ltd.	763,981	3,729
^	Fullshare Holdings Ltd.	11,342,094	3,696
	Kingboard Chemical Holdings Ltd.	1,026,048	3,695
	China Gas Holdings Ltd.	2,342,915	3,673
^	Sunac China Holdings Ltd.	2,694,964	3,510
^	Kingsoft Corp. Ltd.	1,211,944	3,454
	China Medical System Holdings Ltd.	1,854,715	3,201
	China Everbright Ltd.	1,376,465	3,144
	Beijing Capital International Airport Co. Ltd.	2,214,557	3,124
	Chongqing Rural Commercial Bank Co. Ltd.	4,515,070	3,101
	Far East Horizon Ltd.	3,362,070	3,093
	Zijin Mining Group Co. Ltd.	8,425,955	2,990
*,^	Alibaba Pictures Group Ltd.	18,428,648	2,984
	Shimao Property Holdings Ltd.	1,853,628	2,975
*,^	Aluminum Corp. of China Ltd.	6,021,377	2,959
	Sinopec Shanghai Petrochemical Co. Ltd.	5,218,331	2,916
	Jiangsu Expressway Co. Ltd.	1,968,544	2,905
	COSCO SHIPPING Ports Ltd.	2,611,985	2,860
	China National Building Material Co. Ltd.	4,249,959	2,825
	Jiangxi Copper Co. Ltd.	1,776,248	2,767
	Zhejiang Expressway Co. Ltd.	2,215,267	2,756
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,017,977	2,692
^,2	Fuyao Glass Industry Group Co. Ltd.	739,910	2,612
	Nine Dragons Paper Holdings Ltd.	2,368,292	2,554
	Tsingtao Brewery Co. Ltd.	566,108	2,545
	Yanzhou Coal Mining Co. Ltd.	2,920,246	2,524
^	AviChina Industry & Technology Co. Ltd.	3,652,954	2,435
	China Jinmao Holdings Group Ltd.	7,480,005	2,419
	Air China Ltd.	2,736,115	2,419
	China Oilfield Services Ltd.	2,612,300	2,405
	Guangzhou R&F Properties Co. Ltd.	1,414,333	2,381
^	China Reinsurance Group Corp.	10,063,576	2,314
	China Everbright Bank Co. Ltd.	4,932,872	2,312
	Weichai Power Co. Ltd.	1,421,219	2,303
	GOME Electrical Appliances Holding Ltd.	16,834,203	2,293
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	601,141	2,266
*,^	GCL-Poly Energy Holdings Ltd.	18,226,024	2,200
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,369,815	2,185
	ZTE Corp.	1,132,588	2,182
	Shanghai Industrial Holdings Ltd.	676,587	2,140
^	China Communications Services Corp. Ltd.	3,749,612	2,134
	Sino-Ocean Group Holding Ltd.	4,352,754	2,123
	Haitian International Holdings Ltd.	857,063	2,099
	Huaneng Renewables Corp. Ltd.	5,977,075	2,086
2	Sinopec Engineering Group Co. Ltd.	2,134,381	2,086
	Kingboard Laminates Holdings Ltd.	1,729,370	2,084
	Shenzhen Investment Ltd.	4,580,281	2,076
	Shenzhen International Holdings Ltd.	1,227,589	2,061
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,706,328	1,972
2	BAIC Motor Corp. Ltd.	2,038,692	1,962
*	Shanghai Electric Group Co. Ltd.	4,131,316	1,947
	Chongqing Changan Automobile Co. Ltd. Class B	1,462,351	1,936
^	China Traditional Chinese Medicine Holdings Co. Ltd.	3,171,794	1,857
	Agile Group Holdings Ltd.	2,057,637	1,839
	China Power International Development Ltd.	4,905,787	1,828
^	BBMG Corp.	3,362,760	1,798
2	Legend Holdings Corp.	595,070	1,774
^,2	Dali Foods Group Co. Ltd.	3,000,197	1,771

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
2	China Railway Signal & Communication Corp. Ltd.	2,246,068	1,754
^	China Molybdenum Co. Ltd.	5,759,571	1,753
	China Southern Airlines Co. Ltd.	2,593,017	1,724
*,^	Alibaba Health Information Technology Ltd.	4,427,236	1,723
*,^	COSCO SHIPPING Holdings Co. Ltd.	3,775,160	1,649
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,498,754	1,612
*,2	China International Capital Corp. Ltd.	1,053,126	1,556
	Lee & Man Paper Manufacturing Ltd.	1,975,743	1,547
	China Resources Cement Holdings Ltd.	2,821,334	1,543
*	Li Ning Co. Ltd.	2,318,617	1,523
	Metallurgical Corp. of China Ltd.	4,095,562	1,513
	Yuexiu Property Co. Ltd.	8,922,772	1,513
^	China Hongqiao Group Ltd.	1,663,184	1,507
*	China Agri-Industries Holdings Ltd.	3,033,447	1,500
^	Luye Pharma Group Ltd.	2,476,430	1,496
*	China Coal Energy Co. Ltd.	3,075,638	1,493
	SOHO China Ltd.	2,669,994	1,455
	KWG Property Holding Ltd.	1,728,409	1,306
	Zhongsheng Group Holdings Ltd.	916,048	1,291
^	Datang International Power Generation Co. Ltd.	4,252,668	1,267
*,^	COSCO SHIPPING Development Co. Ltd.	5,602,407	1,214
^	China Eastern Airlines Corp. Ltd.	2,309,145	1,210
^	Sinotrans Ltd.	2,648,860	1,190
*,2	Orient Securities Co. Ltd.	1,199,600	1,169
^	Golden Eagle Retail Group Ltd.	766,928	1,168
*,^	CAR Inc.	1,233,492	1,163
^	China International Marine Containers Group Co. Ltd.	666,489	1,149
	Lao Feng Xiang Co. Ltd. Class B	307,221	1,133
	Guangshen Railway Co. Ltd.	2,074,327	1,125
^	Zhaojin Mining Industry Co. Ltd.	1,240,548	1,086
*,^	Angang Steel Co. Ltd.	1,575,537	1,057
	China Machinery Engineering Corp.	1,415,516	1,055
*	Poly Property Group Co. Ltd.	2,571,998	1,054
	COSCO SHIPPING Energy Transportation Co. Ltd.	1,889,196	1,032
*,^	Greentown China Holdings Ltd.	1,070,020	1,028
^	Huadian Power International Corp. Ltd.	2,406,361	1,014
^	China Zhongwang Holdings Ltd.	2,084,276	945
^	Beijing Jingneng Clean Energy Co. Ltd.	3,072,885	931
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,924,881	912
	Shenzhen Expressway Co. Ltd.	991,216	903
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	313,398	896
*,^	Maanshan Iron & Steel Co. Ltd.	2,567,903	867
^,2	Red Star Macalline Group Corp. Ltd.	810,585	866
^	Xinjiang Goldwind Science & Technology Co. Ltd.	575,724	838
	China Dongxiang Group Co. Ltd.	4,397,598	836
	Hopson Development Holdings Ltd.	876,475	835
	Huadian Fuxin Energy Corp. Ltd.	3,576,005	827
	Shandong Chenming Paper Holdings Ltd. Class B	709,800	816
	Dazhong Transportation Group Co. Ltd. Class B	1,122,903	767
	China BlueChemical Ltd.	2,631,895	754
*,^	Biostime International Holdings Ltd.	227,876	739
	CSG Holding Co. Ltd. Class B	1,021,212	731
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	727
	Sinotruk Hong Kong Ltd.	1,016,199	706
	BOE Technology Group Co. Ltd. Class B	1,675,520	689
	Livzon Pharmaceutical Group Inc.	108,400	683
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	332,873	663
^	China South City Holdings Ltd.	3,164,311	618
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	613
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	287,678	609
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,143,920	596
	Anhui Expressway Co. Ltd.	737,659	584
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	397,037	580
	Xinhua Winshare Publishing and Media Co. Ltd.	645,000	572

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shandong Chenming Paper Holdings Ltd.	487,874	561
	China National Materials Co. Ltd.	1,580,369	554
*,2	Tianhe Chemicals Group Ltd.	3,538,329	532
*,^	Renhe Commercial Holdings Co. Ltd.	20,656,355	528
	Weifu High-Technology Group Co. Ltd. Class B	213,062	517
	Sichuan Expressway Co. Ltd.	1,167,487	512
*,2	Everbright Securities Co. Ltd.	339,200	502
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	502
*,^	Sinopec Oilfield Service Corp.	2,790,643	487
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	220,415	478
^	Dalian Port PDA Co. Ltd.	2,651,103	470
	Shanghai Baosight Software Co. Ltd. Class B	308,442	459
^	CIMC Enric Holdings Ltd.	772,225	450
	China National Accord Medicines Corp. Ltd. Class B	74,430	449
	Shanghai Haixin Group Co. Class B	596,446	430
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	254,321	423
^	Dongfang Electric Corp. Ltd.	451,295	398
*	Hanergy Thin Film Power Group Ltd.	14,742,000	385
2	Shengjing Bank Co. Ltd.	443,632	382
*	CITIC Resources Holdings Ltd.	3,012,222	364
	China Foods Ltd.	918,843	354
^	Beijing North Star Co. Ltd.	907,223	351
*	Shanghai Bailian Group Co. Ltd. Class B	239,123	349
	Bosideng International Holdings Ltd.	4,255,541	344
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	340
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	521,434	336
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	329
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	309,130	327
*	Huadian Energy Co. Ltd. Class B	630,800	315
^	Sinofert Holdings Ltd.	2,319,208	310
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	213,740	302
^	China Huishan Dairy Holdings Co. Ltd.	5,503,795	297
	Tianjin Capital Environmental Protection Group Co. Ltd.	412,838	280
	Shanghai Huayi Group Corp. Ltd. Class B	311,547	278
	Jiangling Motors Corp. Ltd. Class B	111,283	236
*	Bengang Steel Plates Co. Ltd. Class B	637,300	229
	Huishang Bank Corp. Ltd.	439,092	207
	Jinzhou Port Co. Ltd. Class B	370,560	199
*	Bank of Communications Co. Ltd. Rights Exp. 05/10/2017	24,283	—
			1,443,729
Colombia (0.1%)
	Bancolombia SA ADR	178,094	7,033
	Grupo de Inversiones Suramericana SA	370,496	4,899
	Grupo Argos SA	483,212	3,350
	Cementos Argos SA	572,449	2,315
*	Ecopetrol SA	4,821,790	2,229
	Grupo de Inversiones Suramericana SA Preference Shares	162,012	2,074
	Grupo Aval Acciones y Valores Preference Shares	5,017,064	1,987
	Interconexion Electrica SA ESP	493,487	1,956
	Almacenes Exito SA	337,184	1,747
	Cementos Argos SA Preference Shares	310,732	1,160
*	Ecopetrol SA ADR	119,695	1,094
*	Cemex Latam Holdings SA	244,889	894
	Grupo Aval Acciones y Valores SA ADR	46,572	371
			31,109
Czech Republic (0.0%)
*	Komercni banka as	113,523	4,401
	CEZ AS	239,341	4,176
*,2	Moneta Money Bank AS	763,097	2,467
*	O2 Czech Republic AS	74,494	879
			11,923
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,801,971	109,100

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Danske Bank A/S	1,107,537	40,268
*	Vestas Wind Systems A/S	336,192	28,928
	Pandora A/S	165,530	17,882
*	Genmab A/S	82,944	16,504
	Carlsberg A/S Class B	163,290	16,293
	AP Moller - Maersk A/S Class B	9,312	16,064
	DSV A/S	281,676	15,685
	Novozymes A/S	335,525	14,486
	Coloplast A/S Class B	151,890	13,006
	ISS A/S	286,117	11,868
	AP Moller - Maersk A/S Class A	6,809	11,296
	Chr Hansen Holding A/S	135,683	9,142
	TDC A/S	1,224,733	6,570
2	DONG Energy A/S	158,354	6,236
	Jyske Bank A/S	109,263	5,843
	H Lundbeck A/S	85,317	4,376
	William Demant Holding A/S	166,574	3,812
	Tryg A/S	159,641	3,063
			350,422
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	1,580,373	6,466
*	Global Telecom Holding SAE GDR	758,458	1,343
*	Egyptian Financial Group-Hermes Holding Co.	861,828	1,166
*	Talaat Moustafa Group	1,480,606	665
	ElSewedy Electric Co.	129,153	571
*	Telecom Egypt Co.	488,828	274
			10,485
Finland (0.7%)
	Nokia Oyj	8,666,137	49,543
*	Sampo Oyj Class A	714,617	34,200
	Kone Oyj Class B	574,473	26,295
	UPM-Kymmene Oyj	807,576	21,277
	Wartsila OYJ Abp	237,672	14,454
*	Stora Enso Oyj	870,874	10,336
*	Fortum Oyj	674,203	9,803
	Orion Oyj Class B	156,187	8,951
*	Nokian Renkaat Oyj	206,070	8,857
*	Elisa Oyj	242,574	8,249
*	Neste Oyj	193,943	7,903
	Metso Oyj	210,600	7,543
*	Huhtamaki Oyj	151,540	5,874
*	Kesko Oyj Class B	101,194	4,739
			218,024
France (7.0%)
	TOTAL SA	3,336,309	171,264
	Sanofi	1,694,843	160,152
	BNP Paribas SA	1,482,934	104,661
	LVMH Moet Hennessy Louis Vuitton SE	380,059	93,825
^	AXA SA	2,925,010	78,040
	Airbus SE	829,933	67,136
	Schneider Electric SE	824,301	65,289
	Societe Generale SA	1,112,696	61,012
^	Danone SA	863,204	60,412
	Vinci SA	707,909	60,341
	Orange SA	2,895,183	44,810
	Air Liquide SA	365,506	44,039
	Pernod Ricard SA	322,231	40,328
	Essilor International SA	306,860	39,767
	Cie de Saint-Gobain	719,945	38,846
*	L'Oreal SA Loyalty Line	190,657	37,969
	Safran SA	448,578	37,140
	Unibail-Rodamco SE	149,551	36,721
	Cie Generale des Etablissements Michelin	274,015	35,842

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Kering	113,207	35,089
*	L'Oreal SA	174,642	34,780
^	Engie SA	2,366,108	33,362
*,^	Vivendi SA	1,639,980	32,529
	Air Liquide SA (Prime de fidelite)	219,013	26,388
	Legrand SA	404,395	26,177
*	Valeo SA	358,569	25,803
	Renault SA	261,195	24,357
	Cap Gemini SA	242,327	24,262
	Publicis Groupe SA	312,627	22,570
	Christian Dior SE	78,480	21,524
*	TechnipFMC plc	700,821	21,069
	Credit Agricole SA	1,346,479	20,027
	Carrefour SA	815,754	19,212
	Atos SE	137,921	18,066
	Sodexo SA	137,248	17,443
	Hermes International	36,146	17,280
	Dassault Systemes SE	193,022	17,222
	Thales SA	158,044	16,611
	STMicroelectronics NV	955,091	15,333
^	Veolia Environnement SA	746,344	14,203
*,^	Bouygues SA	304,698	12,808
*	Peugeot SA	595,996	12,495
*,^	Klepierre	315,467	12,382
*	Accor SA	265,393	12,102
*	SES SA Class A	546,767	11,951
	Arkema SA	108,736	11,513
	Teleperformance	87,741	11,033
	Natixis SA	1,433,732	9,978
*,^	SCOR SE	242,171	9,580
	Eiffage SA	110,988	9,401
	Bureau Veritas SA	398,343	9,230
	Edenred	354,208	9,074
	Gecina SA	61,974	8,814
	Iliad SA	36,183	8,782
^	Suez	523,124	8,593
	Rexel SA	467,995	8,358
	Groupe Eurotunnel SE	716,116	7,867
	Ingenico Group SA	84,381	7,640
*	Alstom SA	238,048	7,556
	Zodiac Aerospace	299,779	7,277
	Eurofins Scientific SE	14,642	7,212
	Wendel SA	49,259	6,905
	Orpea	61,639	6,296
	Eutelsat Communications SA	260,021	6,152
	Ipsen SA	51,557	6,002
	Bollore SA	1,467,298	5,970
	Aeroports de Paris	42,164	5,625
	Credit Agricole SA Loyalty Line	374,217	5,566
	Fonciere Des Regions	62,045	5,537
	Lagardere SCA	178,919	5,477
	Faurecia	108,481	5,302
	Casino Guichard Perrachon SA	83,884	5,052
	CNP Assurances	240,706	5,028
2	Amundi SA	74,723	4,917
	SEB SA	30,496	4,911
	Imerys SA	55,173	4,747
	Societe BIC SA	39,897	4,484
	Eurazeo SA	62,806	4,257
	BioMerieux	20,860	4,172
*	Dassault Aviation SA	3,000	4,100
	JCDecaux SA	111,181	3,925
	Electricite de France SA	462,450	3,860
	ICADE	51,233	3,804

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Remy Cointreau SA	35,524	3,584
*	SFR Group SA	102,387	3,352
	Cie Plastic Omnium SA	82,869	3,243
*	Sartorius Stedim Biotech	34,579	2,320
	Euler Hermes Group	22,378	2,186
	SEB SA Loyalty Line	9,727	1,566
	Electricite de France SA Loyalty Line	102,414	855
			2,093,742
Germany (6.6%)
	Siemens AG	1,153,897	165,519
	Bayer AG	1,255,829	155,388
	BASF SE	1,400,729	136,458
	SAP SE	1,356,189	135,844
	Allianz SE	690,872	131,527
	Daimler AG	1,562,371	116,419
	Deutsche Telekom AG	4,874,439	85,502
	adidas AG	303,585	60,865
*	Deutsche Bank AG	3,137,466	56,414
	Deutsche Post AG	1,464,442	52,638
	Linde AG	280,525	50,407
	Fresenius SE & Co. KGaA	613,576	49,780
	Bayerische Motoren Werke AG	493,896	47,188
	Volkswagen AG Preference Shares	279,276	44,334
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	216,518	41,511
	Continental AG	163,910	36,715
*	Henkel AG & Co. KGaA Preference Shares	264,101	35,935
	Infineon Technologies AG	1,708,464	35,313
	Fresenius Medical Care AG & Co. KGaA	325,196	28,867
	Deutsche Boerse AG	282,950	27,695
	Vonovia SE	709,262	25,678
	E.ON SE	3,139,661	24,475
	Merck KGaA	196,528	23,087
	HeidelbergCement AG	226,279	20,948
*	Henkel AG & Co. KGaA	177,703	20,729
	Deutsche Wohnen AG	513,203	17,548
*	Commerzbank AG	1,587,067	15,559
	thyssenkrupp AG	647,723	15,436
*	Beiersdorf AG	152,541	15,170
	ProSiebenSat.1 Media SE	351,529	14,922
	Brenntag AG	236,202	14,003
	Porsche Automobil Holding SE Preference Shares	236,573	13,846
	Symrise AG	185,509	12,987
*	RWE AG	743,799	12,320
*	GEA Group AG	270,783	11,512
*,2	Covestro AG	143,929	11,217
*	MTU Aero Engines AG	78,058	11,196
	Hannover Rueck SE	92,014	11,038
	QIAGEN NV	346,807	10,389
^	Wirecard AG	174,936	10,344
	LANXESS AG	140,924	10,176
	METRO AG	257,621	8,478
	LEG Immobilien AG	97,330	8,362
	United Internet AG	180,990	8,330
	OSRAM Licht AG	123,664	8,284
	Evonik Industries AG	235,154	7,852
	HUGO BOSS AG	98,068	7,457
	Volkswagen AG	45,200	7,288
*,2	Zalando SE	164,996	7,278
^	K&S AG	301,623	7,196
*,2	Innogy SE	194,634	7,157
	KION Group AG	99,985	6,774
	Bayerische Motoren Werke AG Preference Shares	80,421	6,614
*	Deutsche Lufthansa AG	350,434	6,046
	Fuchs Petrolub SE Preference Shares	112,199	5,787

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	MAN SE	51,578	5,419
	HOCHTIEF AG	29,083	5,238
	Telefonica Deutschland Holding AG	1,000,880	4,853
*	Uniper SE	295,686	4,853
*	Sartorius AG Preference Shares	49,998	4,577
	RTL Group SA	56,524	4,381
	Fraport AG Frankfurt Airport Services Worldwide	54,494	4,287
*	Axel Springer SE	66,295	3,720
	TUI AG (Frankfurt Shares)	232,404	3,369
	Hella KGaA Hueck & Co.	65,084	3,222
	Rational AG	5,913	2,972
	Fielmann AG	36,849	2,817
	Suedzucker AG	112,294	2,403
	Wacker Chemie AG	22,582	2,390
	FUCHS PETROLUB SE	48,186	2,176
	Talanx AG	54,122	1,951
*	RWE AG Preference Shares	43,770	532
			1,978,962
Greece (0.1%)
*	Alpha Bank AE	2,042,627	4,352
	Hellenic Telecommunications Organization SA	381,622	3,706
	OPAP SA	309,887	3,071
*	National Bank of Greece SA	8,255,169	2,570
	JUMBO SA	142,245	2,244
*	Eurobank Ergasias SA	2,630,467	2,120
*	Piraeus Bank SA	8,431,618	1,791
	Titan Cement Co. SA	68,110	1,778
	Motor Oil Hellas Corinth Refineries SA	81,305	1,380
*	FF Group	49,006	1,042
*	Hellenic Petroleum SA	109,018	628
			24,682
Hong Kong (2.7%)
	AIA Group Ltd.	18,290,852	126,599
	CK Hutchison Holdings Ltd.	4,278,610	53,428
	Hong Kong Exchanges & Clearing Ltd.	1,848,271	45,456
	Sun Hung Kai Properties Ltd.	2,145,233	32,146
	Cheung Kong Property Holdings Ltd.	4,214,449	30,172
	CLP Holdings Ltd.	2,341,444	24,693
	Link REIT	3,369,460	24,220
	Hang Seng Bank Ltd.	1,164,266	23,583
	Hong Kong & China Gas Co. Ltd.	11,404,327	22,784
	BOC Hong Kong Holdings Ltd.	5,466,196	22,464
	Jardine Matheson Holdings Ltd.	316,292	20,354
	Power Assets Holdings Ltd.	2,024,816	18,211
	Galaxy Entertainment Group Ltd.	3,250,309	18,057
	Sands China Ltd.	3,694,008	16,731
	AAC Technologies Holdings Inc.	1,073,949	15,743
	Wharf Holdings Ltd.	1,838,430	15,675
	Jardine Strategic Holdings Ltd.	337,047	14,242
	Hongkong Land Holdings Ltd.	1,805,491	13,915
	MTR Corp. Ltd.	2,128,342	12,245
	Henderson Land Development Co. Ltd.	1,708,128	10,813
2	WH Group Ltd.	11,855,266	10,577
	New World Development Co. Ltd.	8,331,840	10,361
	Wheelock & Co. Ltd.	1,255,113	9,777
	Cheung Kong Infrastructure Holdings Ltd.	1,008,318	8,827
	Techtronic Industries Co. Ltd.	1,959,888	8,409
	Hang Lung Properties Ltd.	3,196,742	8,376
	Sino Land Co. Ltd.	4,820,374	8,157
	China Mengniu Dairy Co. Ltd.	4,186,849	8,089
	Bank of East Asia Ltd.	1,846,515	7,636
	Samsonite International SA	1,976,658	7,627
	Swire Pacific Ltd. Class A	771,587	7,440
^	Want Want China Holdings Ltd.	9,062,382	6,517

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Swire Properties Ltd.	1,797,668	6,027
	ASM Pacific Technology Ltd.	376,694	5,606
	Hang Lung Group Ltd.	1,337,967	5,579
*,^	Semiconductor Manufacturing International Corp.	4,137,917	5,227
*	Wynn Macau Ltd.	2,169,084	4,755
	Hysan Development Co. Ltd.	969,530	4,572
	Yue Yuen Industrial Holdings Ltd.	1,079,728	4,268
	NWS Holdings Ltd.	2,121,043	3,983
	Hopewell Holdings Ltd.	963,068	3,674
	Tingyi Cayman Islands Holding Corp.	2,838,119	3,645
	Li & Fung Ltd.	8,618,956	3,609
^	PRADA SPA	764,358	3,577
	PCCW Ltd.	6,100,207	3,444
	Sun Art Retail Group Ltd.	3,204,960	3,302
	Kerry Properties Ltd.	868,165	3,245
	Minth Group Ltd.	803,490	2,982
	VTech Holdings Ltd.	234,490	2,970
	SJM Holdings Ltd.	2,806,280	2,721
	MGM China Holdings Ltd.	1,175,164	2,673
	First Pacific Co. Ltd.	3,460,253	2,664
	Xinyi Glass Holdings Ltd.	2,822,685	2,501
^	Melco International Development Ltd.	1,192,504	2,448
	Shangri-La Asia Ltd.	1,657,232	2,372
^	Cathay Pacific Airways Ltd.	1,500,672	2,160
*	Esprit Holdings Ltd.	2,702,090	2,096
	Great Eagle Holdings Ltd.	399,425	1,981
	Champion REIT	2,859,027	1,859
^	Kingston Financial Group Ltd.	5,321,258	1,838
	Chow Tai Fook Jewellery Group Ltd.	1,644,392	1,807
	Dah Sing Financial Holdings Ltd.	226,984	1,721
^	Haitong International Securities Group Ltd.	3,175,736	1,720
2	BOC Aviation Ltd.	304,000	1,622
	Television Broadcasts Ltd.	409,909	1,575
	Johnson Electric Holdings Ltd.	506,622	1,558
	Orient Overseas International Ltd.	289,338	1,545
	Cafe de Coral Holdings Ltd.	471,108	1,532
^	FIH Mobile Ltd.	4,137,762	1,419
	L'Occitane International SA	649,775	1,360
^	Uni-President China Holdings Ltd.	1,836,788	1,291
^	Xinyi Solar Holdings Ltd.	4,026,966	1,257
^	United Co. RUSAL plc	2,438,920	1,250
*,^	Brightoil Petroleum Holdings Ltd.	4,303,435	1,167
	Kerry Logistics Network Ltd.	810,924	1,142
	Shui On Land Ltd.	4,890,385	1,087
^	Guotai Junan International Holdings Ltd.	3,382,228	1,059
	Dah Sing Banking Group Ltd.	518,444	1,042
^	China Travel International Investment Hong Kong Ltd.	3,505,542	1,013
*,^	China Minsheng Financial Holding Corp. Ltd.	18,127,907	1,013
	Shun Tak Holdings Ltd.	2,691,006	982
*	Global Brands Group Holding Ltd.	8,251,150	974
^	Shougang Fushan Resources Group Ltd.	5,223,352	959
	Towngas China Co. Ltd.	1,514,806	905
	Lifestyle International Holdings Ltd.	616,563	880
^	Hopewell Highway Infrastructure Ltd.	1,354,415	783
*,^	China Oceanwide Holdings Ltd.	6,291,799	623
	SA Sa International Holdings Ltd.	1,451,621	621
	Texwinca Holdings Ltd.	870,717	584
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,751,886	518
*	HengTen Networks Group Ltd.	27,016,941	506
*,^	Huabao International Holdings Ltd.	775,000	424
*,^	Macau Legend Development Ltd.	2,022,006	369
	Kowloon Development Co. Ltd.	107,143	119
*,2	China Jicheng Holdings Ltd.	1,577,134	39
			795,568

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Hungary (0.1%)
	OTP Bank plc	286,982	8,069
	MOL Hungarian Oil & Gas plc	84,878	6,385
	Richter Gedeon Nyrt	219,384	5,312
	Magyar Telekom Telecommunications plc	617,544	1,033
			20,799
India (2.4%)
	Housing Development Finance Corp. Ltd.	2,397,417	57,238
	Infosys Ltd. ADR	2,671,234	38,893
*,2	Reliance Industries Ltd. GDR	817,865	35,416
	Tata Consultancy Services Ltd.	712,664	25,164
	Axis Bank Ltd.	2,517,868	19,937
	ITC Ltd.	4,402,248	19,008
	Maruti Suzuki India Ltd.	172,829	17,517
	Sun Pharmaceutical Industries Ltd.	1,688,018	16,836
*	Reliance Industries Ltd.	775,613	16,809
	Hindustan Unilever Ltd.	1,089,381	15,830
	Oil & Natural Gas Corp. Ltd.	4,706,866	13,638
	State Bank of India GDR	289,445	13,120
	Indian Oil Corp. Ltd.	1,715,730	11,743
	Bharat Petroleum Corp. Ltd.	1,020,284	11,408
	Tata Motors Ltd.	1,517,064	10,823
	Bharti Airtel Ltd.	1,958,450	10,808
	HCL Technologies Ltd.	808,541	10,229
	Yes Bank Ltd.	378,190	9,586
	Mahindra & Mahindra Ltd.	458,380	9,515
	Larsen & Toubro Ltd.	343,077	9,328
	Coal India Ltd.	1,982,794	8,526
	UltraTech Cement Ltd.	126,988	8,388
*	Eicher Motors Ltd.	20,122	8,144
	Indiabulls Housing Finance Ltd.	496,677	7,844
	ICICI Bank Ltd. ADR	914,956	7,841
	NTPC Ltd.	3,032,664	7,753
	Hero MotoCorp Ltd.	149,628	7,721
	Asian Paints Ltd.	439,566	7,662
	Vedanta Ltd.	1,865,003	7,052
	Lupin Ltd.	338,839	7,043
	UPL Ltd.	555,250	6,957
	Zee Entertainment Enterprises Ltd.	827,291	6,774
*	Adani Ports & Special Economic Zone Ltd.	1,271,211	6,476
	IndusInd Bank Ltd.	267,554	6,008
^	Wipro Ltd. ADR	598,128	5,892
*	JSW Steel Ltd.	1,827,166	5,652
	Kotak Mahindra Bank Ltd.	385,198	5,400
	Godrej Consumer Products Ltd.	187,214	5,068
	Hindustan Petroleum Corp. Ltd.	605,456	5,047
*	Piramal Enterprises Ltd.	126,820	4,918
*	Bajaj Finance Ltd.	244,432	4,845
	HDFC Bank Ltd. ADR	58,274	4,639
	Bajaj Auto Ltd.	103,262	4,597
	Tech Mahindra Ltd.	698,503	4,529
	Ambuja Cements Ltd.	1,175,100	4,492
	Bharti Infratel Ltd.	797,548	4,402
	HDFC Bank Ltd.	178,194	4,276
	Cipla Ltd.	480,104	4,161
*	Bajaj Finserv Ltd.	57,506	4,090
	GAIL India Ltd.	611,390	4,027
	Shriram Transport Finance Co. Ltd.	247,445	3,994
*	Motherson Sumi Systems Ltd.	626,067	3,903
	Bosch Ltd.	10,891	3,891
	LIC Housing Finance Ltd.	372,146	3,868
	Hindalco Industries Ltd.	1,240,912	3,840
	Power Grid Corp. of India Ltd.	1,156,792	3,738
	Aurobindo Pharma Ltd.	395,868	3,731

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shree Cement Ltd.	12,432	3,703
	Nestle India Ltd.	34,418	3,583
	Dabur India Ltd.	784,695	3,497
*	Titan Co. Ltd.	467,779	3,418
	Marico Ltd.	670,843	3,287
	ICICI Bank Ltd.	761,509	3,284
	Rural Electrification Corp. Ltd.	1,027,770	3,234
	Infosys Ltd.	209,325	2,991
	Dr Reddy's Laboratories Ltd. ADR	72,580	2,965
	Idea Cellular Ltd.	2,154,521	2,879
	Glenmark Pharmaceuticals Ltd.	206,366	2,870
	Cairn India Ltd.	669,048	2,785
	Tata Motors Ltd. Class A	621,862	2,704
	Havells India Ltd.	356,302	2,682
*	United Spirits Ltd.	89,257	2,599
	Siemens Ltd.	127,083	2,592
	Cadila Healthcare Ltd.	365,326	2,499
2	ICICI Prudential Life Insurance Co. Ltd.	393,288	2,482
	Bharat Forge Ltd.	138,456	2,464
	Wipro Ltd.	316,738	2,434
	Tata Steel Ltd.	346,581	2,418
	Britannia Industries Ltd.	42,796	2,409
	Bharat Heavy Electricals Ltd.	873,435	2,384
	Power Finance Corp. Ltd.	947,087	2,353
	Bharat Electronics Ltd.	824,470	2,344
	NMDC Ltd.	1,121,454	2,223
	Ashok Leyland Ltd.	1,665,360	2,210
	Dr Reddy's Laboratories Ltd.	52,453	2,128
	Mahindra & Mahindra Financial Services Ltd.	405,932	2,127
	IDFC Bank Ltd.	2,017,783	2,061
	Pidilite Industries Ltd.	183,089	2,048
	Rajesh Exports Ltd.	209,728	2,006
*	Bank of Baroda	685,206	1,996
	Reliance Capital Ltd.	187,888	1,941
	Tata Power Co. Ltd.	1,423,269	1,865
*	DLF Ltd.	635,107	1,837
	Reliance Infrastructure Ltd.	191,667	1,776
	ACC Ltd.	68,535	1,732
	Oracle Financial Services Software Ltd.	31,206	1,725
	Sun TV Network Ltd.	119,487	1,710
*	ABB India Ltd.	75,620	1,658
	MRF Ltd.	1,486	1,569
	Colgate-Palmolive India Ltd.	97,059	1,561
	Hindustan Zinc Ltd.	370,888	1,544
	Cummins India Ltd.	98,920	1,533
	NHPC Ltd.	3,010,766	1,485
*	Steel Authority of India Ltd.	1,457,064	1,365
	Emami Ltd.	80,994	1,332
	Torrent Pharmaceuticals Ltd.	60,408	1,331
	Bajaj Holdings & Investment Ltd.	39,715	1,306
*	Punjab National Bank	474,608	1,245
	Oil India Ltd.	238,353	1,212
	Aditya Birla Nuvo Ltd.	46,947	1,211
	GlaxoSmithKline Consumer Healthcare Ltd.	15,168	1,206
	Castrol India Ltd.	176,259	1,200
*	Divi's Laboratories Ltd.	122,702	1,198
	United Breweries Ltd.	99,067	1,184
	Tata Communications Ltd.	98,559	1,104
	Petronet LNG Ltd.	164,270	1,081
2	InterGlobe Aviation Ltd.	60,460	1,039
	Exide Industries Ltd.	290,642	1,038
	Mphasis Ltd.	124,201	1,034
*	Canara Bank	177,621	986
*	Jindal Steel & Power Ltd.	538,915	953

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	GMR Infrastructure Ltd.	3,325,819	892
*	Godrej Industries Ltd.	104,817	870
*	Reliance Communications Ltd.	1,594,992	852
*	Bank of India	292,416	848
*	CG Power and Industrial Solutions Ltd.	637,546	779
*	IDBI Bank Ltd.	622,992	756
*	Mangalore Refinery & Petrochemicals Ltd.	335,742	697
*	Adani Enterprises Ltd.	404,396	684
*	Adani Power Ltd.	1,222,627	627
*	Torrent Power Ltd.	171,510	606
*	Reliance Power Ltd.	785,614	597
	JSW Energy Ltd.	558,364	581
	Great Eastern Shipping Co. Ltd.	75,528	517
	Wockhardt Ltd.	45,282	506
	Union Bank of India	188,519	502
	GlaxoSmithKline Pharmaceuticals Ltd.	9,551	371
	Oriental Bank of Commerce	117,435	310
*	Corp Bank	315,585	288
*	IDFC Ltd.	266,882	256
			722,194
Indonesia (0.5%)
	Telekomunikasi Indonesia Persero Tbk PT	77,526,724	25,575
	Bank Central Asia Tbk PT	18,812,499	25,020
	Astra International Tbk PT	30,683,688	20,564
	Bank Rakyat Indonesia Persero Tbk PT	16,573,063	16,008
	Bank Mandiri Persero Tbk PT	14,494,986	12,685
	Unilever Indonesia Tbk PT	1,706,730	5,696
	Bank Negara Indonesia Persero Tbk PT	11,028,087	5,266
	United Tractors Tbk PT	2,265,712	4,568
	Indofood Sukses Makmur Tbk PT	6,556,105	4,109
	Hanjaya Mandala Sampoerna Tbk PT	13,929,900	3,985
	Matahari Department Store Tbk PT	3,408,500	3,724
	Gudang Garam Tbk PT	694,086	3,452
	Kalbe Farma Tbk PT	28,799,437	3,420
	Semen Indonesia Persero Tbk PT	4,362,649	2,883
*	Perusahaan Gas Negara Persero Tbk	15,682,246	2,852
	Charoen Pokphand Indonesia Tbk PT	11,036,164	2,641
	Indocement Tunggal Prakarsa Tbk PT	1,963,298	2,492
	Adaro Energy Tbk PT	18,669,663	2,483
	Indofood CBP Sukses Makmur Tbk PT	3,446,484	2,266
	Surya Citra Media Tbk PT	8,361,079	1,789
	Bank Danamon Indonesia Tbk PT	4,579,327	1,668
	Bumi Serpong Damai Tbk PT	11,312,240	1,515
*	XL Axiata Tbk PT	5,348,650	1,286
	Tower Bersama Infrastructure Tbk PT	2,911,265	1,277
	Jasa Marga Persero Tbk PT	3,229,719	1,124
*	Tambang Batubara Bukit Asam Persero Tbk PT	1,140,531	1,081
	Media Nusantara Citra Tbk PT	7,163,166	980
	Astra Agro Lestari Tbk PT	576,325	622
*	Vale Indonesia Tbk PT	2,829,062	470
	Global Mediacom Tbk PT	9,127,606	366
			161,867
Ireland (0.2%)
	Kerry Group plc Class A	221,943	18,146
*	Bank of Ireland	42,095,419	10,597
	Kingspan Group plc	271,339	9,439
	Glanbia plc	257,184	5,026
*	Ryanair Holdings plc ADR	41,707	3,834
*	Ryanair Holdings plc	13,600	236
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			47,278
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	1,348,870	42,778

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bank Hapoalim BM	1,560,320	9,731
*	Bank Leumi Le-Israel BM	2,027,371	9,481
	Nice Ltd.	84,991	5,741
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,250,100	5,461
	Elbit Systems Ltd.	35,753	4,257
*	Israel Discount Bank Ltd. Class A	1,683,923	4,077
*	Azrieli Group Ltd.	63,797	3,394
*	Frutarom Industries Ltd.	53,357	3,136
*	Tower Semiconductor Ltd.	131,904	2,880
	Israel Chemicals Ltd.	661,806	2,852
	Mizrahi Tefahot Bank Ltd.	166,531	2,686
	Delek Group Ltd.	7,172	1,615
	Gazit-Globe Ltd.	148,123	1,500
	Alony Hetz Properties & Investments Ltd.	131,336	1,216
*	Airport City Ltd.	87,721	1,161
	Teva Pharmaceutical Industries Ltd. ADR	36,177	1,142
	Paz Oil Co. Ltd.	6,864	1,121
	Melisron Ltd.	20,335	1,107
	First International Bank Of Israel Ltd.	63,933	1,054
	Shikun & Binui Ltd.	335,390	881
	Strauss Group Ltd.	48,017	844
	Harel Insurance Investments & Financial Services Ltd.	152,538	812
	Amot Investments Ltd.	153,345	731
	Oil Refineries Ltd.	1,420,720	564
*	Israel Corp. Ltd.	3,065	550
	Delek Automotive Systems Ltd.	36,853	323
*	Delek Energy Systems Ltd.	174	95
	Shufersal Ltd.	1	—
			111,190
Italy (1.6%)
	Eni SPA	3,732,733	57,899
	Enel SPA	11,568,690	55,000
	Intesa Sanpaolo SPA (Registered)	18,285,845	53,378
*	UniCredit SPA	3,175,843	51,711
	Assicurazioni Generali SPA	1,919,397	30,403
	Atlantia SPA	809,586	20,530
*	Fiat Chrysler Automobiles NV	1,618,129	18,380
	Snam SPA	3,659,200	16,167
*	CNH Industrial NV	1,403,080	15,473
*	Telecom Italia SPA (Registered)	17,145,225	15,218
	Ferrari NV	200,676	15,096
	Luxottica Group SPA	244,799	14,152
	Terna Rete Elettrica Nazionale SPA	2,235,171	11,269
	EXOR NV	171,818	9,644
*	Prysmian SPA	331,140	9,556
*	Leonardo SPA	581,331	9,135
	Mediobanca SPA	864,770	8,316
	Tenaris SA	456,250	7,128
	Telecom Italia SPA (Bearer)	9,296,678	6,635
	Moncler SPA	233,627	5,762
	Recordati SPA	154,621	5,730
^	Unione di Banche Italiane SPA	1,245,724	5,249
	Davide Campari-Milano SPA	417,309	4,935
2	Poste Italiane SPA	683,993	4,684
	Tenaris SA ADR	137,700	4,300
*	FinecoBank Banca Fineco SPA	589,639	4,200
	Intesa Sanpaolo SPA	1,392,526	3,813
*	Saipem SPA	8,574,336	3,691
*	Italgas SPA	738,507	3,339
	UnipolSai Assicurazioni SPA	1,401,358	3,219
	Banca Mediolanum SPA	383,361	2,932
^	Salvatore Ferragamo SPA	91,249	2,922
	Buzzi Unicem SPA	105,911	2,722
	Mediaset SPA	514,397	2,102

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Buzzi Unicem SPA Savings Shares	58,852	870
Parmalat SPA	13,271	45
		485,605
Japan (17.0%)
Toyota Motor Corp.	4,148,591	224,525
Mitsubishi UFJ Financial Group Inc.	20,397,059	129,248
SoftBank Group Corp.	1,308,068	99,220
Honda Motor Co. Ltd.	2,722,279	79,234
KDDI Corp.	2,817,964	74,716
Sumitomo Mitsui Financial Group Inc.	1,973,430	73,275
Mizuho Financial Group Inc.	38,524,158	70,419
Sony Corp.	1,903,390	65,314
Japan Tobacco Inc.	1,818,667	60,518
FANUC Corp.	295,217	60,105
Keyence Corp.	139,446	56,059
Takeda Pharmaceutical Co. Ltd.	1,162,748	55,781
Shin-Etsu Chemical Co. Ltd.	625,601	54,376
Canon Inc.	1,590,288	52,778
East Japan Railway Co.	567,116	50,894
Seven & i Holdings Co. Ltd.	1,182,619	49,947
NTT DOCOMO Inc.	1,970,045	47,669
Central Japan Railway Co.	273,949	45,944
Tokio Marine Holdings Inc.	1,065,141	44,910
Astellas Pharma Inc.	3,185,178	42,003
Mitsubishi Corp.	1,945,263	41,979
Mitsubishi Electric Corp.	2,996,800	41,825
Nintendo Co. Ltd.	165,153	41,795
Kao Corp.	749,279	41,348
Bridgestone Corp.	975,942	40,708
Daikin Industries Ltd.	405,071	39,382
Hitachi Ltd.	7,044,956	38,919
Panasonic Corp.	3,233,970	38,673
Murata Manufacturing Co. Ltd.	286,265	38,453
Komatsu Ltd.	1,431,111	38,241
Mitsui & Co. Ltd.	2,547,133	35,967
Subaru Corp.	932,038	35,335
Mitsubishi Estate Co. Ltd.	1,792,961	34,331
Nidec Corp.	368,655	33,826
Denso Corp.	752,199	32,463
Mitsui Fudosan Co. Ltd.	1,454,046	31,992
ITOCHU Corp.	2,179,965	30,846
Nomura Holdings Inc.	5,086,823	30,570
ORIX Corp.	1,991,853	30,441
Otsuka Holdings Co. Ltd.	644,416	29,681
Daiwa House Industry Co. Ltd.	982,382	29,205
Dai-ichi Life Holdings Inc.	1,712,011	29,173
Tokyo Electron Ltd.	237,518	28,833
Nissan Motor Co. Ltd.	2,958,939	28,186
Hoya Corp.	586,926	28,051
Kyocera Corp.	477,259	27,030
Nippon Steel & Sumitomo Metal Corp.	1,198,494	26,991
Kubota Corp.	1,704,387	26,849
Suzuki Motor Corp.	622,875	26,038
MS&AD Insurance Group Holdings Inc.	776,312	25,311
Kirin Holdings Co. Ltd.	1,288,506	25,084
Recruit Holdings Co. Ltd.	495,087	25,023
Fast Retailing Co. Ltd.	76,285	24,916
SMC Corp.	87,438	24,646
Sumitomo Corp.	1,724,145	23,040
Shionogi & Co. Ltd.	444,343	22,883
Daiichi Sankyo Co. Ltd.	990,361	22,010
FUJIFILM Holdings Corp.	591,605	21,957
Asahi Group Holdings Ltd.	579,186	21,884
JXTG Holdings Inc.	4,840,435	21,840

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Secom Co. Ltd.	299,406	21,744
Eisai Co. Ltd.	404,102	21,248
Sompo Holdings Inc.	554,867	20,969
Toray Industries Inc.	2,311,052	20,454
Sumitomo Mitsui Trust Holdings Inc.	573,154	19,634
Dentsu Inc.	339,195	19,147
Fujitsu Ltd.	3,015,072	18,821
Sumitomo Electric Industries Ltd.	1,145,496	18,708
Shimano Inc.	121,962	18,666
West Japan Railway Co.	278,971	18,641
Resona Holdings Inc.	3,314,575	18,426
Asahi Kasei Corp.	1,926,029	18,366
MEIJI Holdings Co. Ltd.	207,844	17,668
Nitto Denko Corp.	233,854	17,609
Sumitomo Realty & Development Co. Ltd.	647,762	17,500
Mitsubishi Heavy Industries Ltd.	4,359,277	17,467
Oriental Land Co. Ltd.	297,576	17,091
Terumo Corp.	467,837	17,085
Daito Trust Construction Co. Ltd.	113,077	16,640
Olympus Corp.	430,519	16,600
Shiseido Co. Ltd.	598,155	16,204
Mitsubishi Chemical Holdings Corp.	2,040,012	15,968
Aeon Co. Ltd.	1,064,586	15,778
Daiwa Securities Group Inc.	2,586,067	15,732
Nippon Telegraph & Telephone Corp.	366,785	15,719
Kansai Electric Power Co. Inc.	1,129,853	15,269
Ajinomoto Co. Inc.	775,780	15,117
Nitori Holdings Co. Ltd.	115,043	14,968
Tokyo Gas Co. Ltd.	3,194,831	14,833
Sekisui House Ltd.	891,361	14,807
Marubeni Corp.	2,397,303	14,776
Chubu Electric Power Co. Inc.	1,085,197	14,571
Ono Pharmaceutical Co. Ltd.	696,724	14,371
Unicharm Corp.	588,357	14,308
Aisin Seiki Co. Ltd.	287,978	14,104
T&D Holdings Inc.	942,038	14,008
JFE Holdings Inc.	787,093	13,425
Inpex Corp.	1,400,578	13,421
Makita Corp.	370,524	13,220
Rakuten Inc.	1,285,539	13,169
Sysmex Corp.	215,790	13,143
Sumitomo Chemical Co. Ltd.	2,322,905	13,109
Asahi Glass Co. Ltd.	1,482,360	12,844
Mazda Motor Corp.	866,042	12,793
Omron Corp.	301,025	12,603
Taisei Corp.	1,634,289	12,462
Toyota Industries Corp.	245,560	12,232
Chugai Pharmaceutical Co. Ltd.	332,564	11,817
Yamato Holdings Co. Ltd.	544,967	11,776
Japan Exchange Group Inc.	838,585	11,758
* Toshiba Corp.	5,785,216	11,670
Hankyu Hanshin Holdings Inc.	352,888	11,657
Osaka Gas Co. Ltd.	3,059,772	11,453
Isuzu Motors Ltd.	838,331	11,395
TDK Corp.	180,854	11,205
Toyota Tsusho Corp.	350,114	11,054
Tokyu Corp.	1,515,444	10,854
Dai Nippon Printing Co. Ltd.	957,903	10,664
Sumitomo Metal Mining Co. Ltd.	761,971	10,318
Kintetsu Group Holdings Co. Ltd.	2,801,946	10,232
Yamaha Motor Co. Ltd.	429,286	10,195
Obayashi Corp.	1,038,015	10,078
LIXIL Group Corp.	401,158	10,026
Tohoku Electric Power Co. Inc.	738,431	9,845

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Rohm Co. Ltd.	137,554	9,660
	NEC Corp.	3,872,864	9,630
	Sekisui Chemical Co. Ltd.	565,589	9,493
	Kajima Corp.	1,394,848	9,471
	NSK Ltd.	690,876	9,448
*	Tokyo Electric Power Co. Holdings Inc.	2,428,849	9,435
	Bandai Namco Holdings Inc.	299,334	9,395
	MINEBEA MITSUMI Inc.	641,927	9,287
	Odakyu Electric Railway Co. Ltd.	467,632	9,078
	Nippon Paint Holdings Co. Ltd.	235,169	9,021
	NTT Data Corp.	193,878	9,003
	Yakult Honsha Co. Ltd.	156,513	8,921
	Koito Manufacturing Co. Ltd.	171,628	8,869
	Kuraray Co. Ltd.	546,810	8,825
	Suntory Beverage & Food Ltd.	195,568	8,811
	NGK Insulators Ltd.	409,477	8,761
	Ricoh Co. Ltd.	1,050,279	8,754
	Seiko Epson Corp.	427,173	8,750
	Shimizu Corp.	910,196	8,729
	Keikyu Corp.	759,349	8,716
^	Yahoo Japan Corp.	2,013,701	8,625
	TOTO Ltd.	223,126	8,513
	Tosoh Corp.	902,532	8,483
	Alps Electric Co. Ltd.	288,392	8,477
	Toppan Printing Co. Ltd.	840,213	8,458
	Concordia Financial Group Ltd.	1,838,475	8,457
	Japan Post Holdings Co. Ltd.	677,864	8,411
	NH Foods Ltd.	290,935	8,292
	Kikkoman Corp.	261,448	8,046
	Tobu Railway Co. Ltd.	1,583,661	8,032
	Ryohin Keikaku Co. Ltd.	35,604	8,029
	Nikon Corp.	554,201	7,911
	Santen Pharmaceutical Co. Ltd.	562,102	7,909
	M3 Inc.	307,328	7,857
*,^	Sharp Corp.	2,163,678	7,847
	MISUMI Group Inc.	411,867	7,803
	Kyushu Railway Co.	247,608	7,766
	Kyushu Electric Power Co. Inc.	712,996	7,691
	Japan Post Bank Co. Ltd.	617,125	7,686
	Trend Micro Inc.	174,019	7,657
	Brother Industries Ltd.	368,347	7,579
	Seibu Holdings Inc.	422,431	7,380
	Keio Corp.	917,103	7,345
	Hirose Electric Co. Ltd.	53,892	7,243
	Mitsui Chemicals Inc.	1,401,067	7,169
	Yamaha Corp.	257,435	7,140
	Mitsubishi Tanabe Pharma Corp.	350,533	7,120
	Hoshizaki Corp.	85,313	7,118
	FamilyMart UNY Holdings Co. Ltd.	125,058	7,069
	Shimadzu Corp.	411,002	6,977
	Shizuoka Bank Ltd.	823,684	6,952
	Stanley Electric Co. Ltd.	236,976	6,939
	Chiba Bank Ltd.	1,031,453	6,910
*	IHI Corp.	2,030,877	6,877
	Lion Corp.	377,489	6,821
	Don Quijote Holdings Co. Ltd.	186,872	6,808
	Kawasaki Heavy Industries Ltd.	2,246,009	6,800
	Nissan Chemical Industries Ltd.	219,055	6,794
	Kyowa Hakko Kirin Co. Ltd.	394,552	6,779
	Yaskawa Electric Corp.	349,394	6,678
	Oji Holdings Corp.	1,371,903	6,640
	Aozora Bank Ltd.	1,806,229	6,581
	Disco Corp.	41,168	6,512
	Kansai Paint Co. Ltd.	291,526	6,453

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Nisshin Seifun Group Inc.	419,224	6,441
Nagoya Railroad Co. Ltd.	1,397,008	6,418
NGK Spark Plug Co. Ltd.	292,737	6,349
Nippon Express Co. Ltd.	1,139,686	6,256
Sumitomo Heavy Industries Ltd.	895,451	6,247
Konica Minolta Inc.	703,125	6,224
Nissin Foods Holdings Co. Ltd.	108,695	6,224
Mebuki Financial Group Inc.	1,578,200	6,193
Taisho Pharmaceutical Holdings Co. Ltd.	74,954	6,167
Taiheiyo Cement Corp.	1,835,067	6,098
USS Co. Ltd.	342,396	6,057
Isetan Mitsukoshi Holdings Ltd.	554,257	6,056
Amada Holdings Co. Ltd.	508,957	6,051
Hamamatsu Photonics KK	204,497	6,013
Konami Holdings Corp.	144,331	6,008
Mitsubishi Gas Chemical Co. Inc.	279,209	5,970
^ Yamada Denki Co. Ltd.	1,132,463	5,947
Nomura Research Institute Ltd.	170,200	5,927
JGC Corp.	338,093	5,904
Electric Power Development Co. Ltd.	254,334	5,900
Mitsubishi Motors Corp.	917,733	5,878
Mitsubishi Materials Corp.	196,204	5,842
Hisamitsu Pharmaceutical Co. Inc.	111,988	5,733
Start Today Co. Ltd.	265,137	5,658
Sumco Corp.	322,972	5,654
Suruga Bank Ltd.	267,190	5,586
J Front Retailing Co. Ltd.	387,337	5,583
Toyo Suisan Kaisha Ltd.	148,411	5,574
Yokogawa Electric Corp.	358,748	5,545
JTEKT Corp.	350,502	5,529
ANA Holdings Inc.	1,773,941	5,344
Teijin Ltd.	275,410	5,336
Tsuruha Holdings Inc.	52,463	5,311
Obic Co. Ltd.	97,711	5,279
Coca-Cola Bottlers Japan Inc.	176,162	5,253
Mitsui OSK Lines Ltd.	1,705,226	5,221
Keisei Electric Railway Co. Ltd.	218,082	5,190
* Nippon Yusen KK	2,555,129	5,137
Sumitomo Rubber Industries Ltd.	284,685	5,124
Toho Gas Co. Ltd.	715,561	5,115
Sojitz Corp.	1,999,760	5,084
Fukuoka Financial Group Inc.	1,112,494	5,075
JSR Corp.	277,461	5,071
Hino Motors Ltd.	403,285	5,060
Daicel Corp.	437,185	5,019
Keihan Holdings Co. Ltd.	797,067	5,014
Pigeon Corp.	161,298	5,001
Hulic Co. Ltd.	521,947	4,922
Nabtesco Corp.	173,491	4,919
Toho Co. Ltd.	169,186	4,856
Credit Saison Co. Ltd.	264,853	4,826
Lawson Inc.	72,535	4,813
Asics Corp.	270,735	4,792
Advantest Corp.	255,366	4,772
Fuji Electric Co. Ltd.	868,113	4,758
Kobayashi Pharmaceutical Co. Ltd.	90,700	4,758
Chugoku Electric Power Co. Inc.	436,279	4,756
Temp Holdings Co. Ltd.	252,180	4,746
Alfresa Holdings Corp.	262,666	4,743
Haseko Corp.	415,092	4,738
Idemitsu Kosan Co. Ltd.	147,503	4,716
Rinnai Corp.	55,722	4,634
Shinsei Bank Ltd.	2,472,243	4,616
Casio Computer Co. Ltd.	316,502	4,461

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sohgo Security Services Co. Ltd.	101,289	4,422
	Marui Group Co. Ltd.	321,458	4,402
	Shimamura Co. Ltd.	32,075	4,390
	Kurita Water Industries Ltd.	169,835	4,386
	Air Water Inc.	227,518	4,382
	Ebara Corp.	143,826	4,381
	CyberAgent Inc.	140,340	4,360
	Mabuchi Motor Co. Ltd.	76,908	4,341
	Hakuhodo DY Holdings Inc.	356,143	4,341
	Hitachi Chemical Co. Ltd.	151,549	4,340
	THK Co. Ltd.	165,824	4,277
	DIC Corp.	119,277	4,246
	SCREEN Holdings Co. Ltd.	58,371	4,240
	Sony Financial Holdings Inc.	253,388	4,215
	Bank of Kyoto Ltd.	531,432	4,209
	Tokyo Tatemono Co. Ltd.	307,816	4,205
	Kewpie Corp.	164,369	4,182
	Tokyu Fudosan Holdings Corp.	756,982	4,134
	Nichirei Corp.	164,726	4,100
	Kose Corp.	42,595	4,047
	Hitachi Metals Ltd.	287,319	4,024
	Otsuka Corp.	75,035	4,019
	Suzuken Co. Ltd.	121,457	4,019
	Nankai Electric Railway Co. Ltd.	814,704	4,007
	Takashimaya Co. Ltd.	434,825	4,004
	Sega Sammy Holdings Inc.	297,263	3,991
	Ezaki Glico Co. Ltd.	75,723	3,990
	Nippon Shinyaku Co. Ltd.	74,934	3,985
	NOK Corp.	166,333	3,965
	Yamazaki Baking Co. Ltd.	186,944	3,946
	Hitachi Construction Machinery Co. Ltd.	152,532	3,932
	Toyo Seikan Group Holdings Ltd.	233,565	3,917
	MediPal Holdings Corp.	235,707	3,905
	Calbee Inc.	111,452	3,897
	Park24 Co. Ltd.	150,756	3,890
*	Kobe Steel Ltd.	436,318	3,876
	SBI Holdings Inc.	278,191	3,859
	Nippon Electric Glass Co. Ltd.	615,929	3,820
	Chugoku Bank Ltd.	256,363	3,809
	Sumitomo Dainippon Pharma Co. Ltd.	231,489	3,802
	Hiroshima Bank Ltd.	875,043	3,777
	Hitachi High-Technologies Corp.	94,556	3,775
	Showa Denko KK	193,675	3,699
	Yamaguchi Financial Group Inc.	331,300	3,671
	Furukawa Electric Co. Ltd.	89,826	3,636
	Hachijuni Bank Ltd.	612,058	3,614
	Ube Industries Ltd.	1,547,988	3,599
	Kyushu Financial Group Inc.	576,130	3,592
	Daifuku Co. Ltd.	139,649	3,530
*,^	PeptiDream Inc.	58,930	3,528
	Miraca Holdings Inc.	75,716	3,491
	Sundrug Co. Ltd.	99,396	3,486
	Gunma Bank Ltd.	645,751	3,464
	Nippon Kayaku Co. Ltd.	252,477	3,450
	Mitsubishi UFJ Lease & Finance Co. Ltd.	658,991	3,444
	Nexon Co. Ltd.	202,213	3,442
	Kaneka Corp.	432,677	3,412
	Horiba Ltd.	57,337	3,380
	Iida Group Holdings Co. Ltd.	210,707	3,356
^	AEON Financial Service Co. Ltd.	174,273	3,349
	Square Enix Holdings Co. Ltd.	115,953	3,339
	Denka Co. Ltd.	647,797	3,338
	DeNA Co. Ltd.	154,607	3,314
	Hikari Tsushin Inc.	34,223	3,287

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Kawasaki Kisen Kaisha Ltd.	1,234,835	3,247
^	Seven Bank Ltd.	964,839	3,241
	NTN Corp.	635,141	3,237
	Nihon M&A Center Inc.	94,186	3,217
	Asahi Intecc Co. Ltd.	71,421	3,175
	Azbil Corp.	94,124	3,169
	Benesse Holdings Inc.	104,841	3,164
	Tsumura & Co.	96,891	3,140
	Kaken Pharmaceutical Co. Ltd.	52,465	3,116
	COMSYS Holdings Corp.	163,772	3,115
	Kagome Co. Ltd.	113,728	3,099
	Nippon Shokubai Co. Ltd.	46,126	3,098
	Ito En Ltd.	84,620	3,068
	Nifco Inc.	61,329	3,063
	Yokohama Rubber Co. Ltd.	155,636	3,056
	Fujikura Ltd.	404,096	3,038
	TIS Inc.	120,306	3,032
	Sanwa Holdings Corp.	300,607	3,030
	Sumitomo Forestry Co. Ltd.	197,557	3,025
	Aeon Mall Co. Ltd.	176,543	3,002
	Nagase & Co. Ltd.	206,969	3,001
	Nomura Real Estate Holdings Inc.	175,612	2,970
	Hokuhoku Financial Group Inc.	188,030	2,953
	Kakaku.com Inc.	204,237	2,947
	Kinden Corp.	194,598	2,944
	Izumi Co. Ltd.	58,582	2,930
	Daido Steel Co. Ltd.	519,485	2,893
	Toyoda Gosei Co. Ltd.	108,557	2,885
	Iyo Bank Ltd.	405,341	2,879
	Oracle Corp. Japan	49,708	2,864
	Matsumotokiyoshi Holdings Co. Ltd.	56,674	2,842
	Kamigumi Co. Ltd.	311,568	2,831
	Morinaga & Co. Ltd.	59,300	2,802
^	MonotaRO Co. Ltd.	86,082	2,802
	Shikoku Electric Power Co. Inc.	232,153	2,789
	Nipro Corp.	183,302	2,781
	Takara Holdings Inc.	259,062	2,777
	Showa Shell Sekiyu KK	286,799	2,770
	Zenkoku Hosho Co. Ltd.	74,954	2,711
	Ibiden Co. Ltd.	153,872	2,709
	Glory Ltd.	80,518	2,704
	Sotetsu Holdings Inc.	580,463	2,699
	Topcon Corp.	151,946	2,685
	Daiichikosho Co. Ltd.	61,696	2,678
	Skylark Co. Ltd.	176,686	2,672
	Sugi Holdings Co. Ltd.	53,916	2,672
	Sankyo Co. Ltd.	75,882	2,646
	Sapporo Holdings Ltd.	94,431	2,642
	Rohto Pharmaceutical Co. Ltd.	141,292	2,638
	GS Yuasa Corp.	568,913	2,636
	Cosmos Pharmaceutical Corp.	13,021	2,635
	Maruichi Steel Tube Ltd.	92,808	2,632
	NHK Spring Co. Ltd.	235,448	2,630
	Citizen Watch Co. Ltd.	395,026	2,621
	Mitsubishi Logistics Corp.	202,187	2,616
	Nippon Paper Industries Co. Ltd.	137,744	2,604
	Pola Orbis Holdings Inc.	112,512	2,598
	Sawai Pharmaceutical Co. Ltd.	47,328	2,586
	Taiyo Nippon Sanso Corp.	213,874	2,557
	SCSK Corp.	63,491	2,556
*,^	Acom Co. Ltd.	572,172	2,541
	Seino Holdings Co. Ltd.	218,302	2,528
	Toyo Tire & Rubber Co. Ltd.	143,287	2,520
	Aoyama Trading Co. Ltd.	70,400	2,515

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nihon Kohden Corp.	110,950	2,513
	Dowa Holdings Co. Ltd.	333,255	2,481
	Relo Group Inc.	150,780	2,474
	House Foods Group Inc.	110,707	2,464
	DMG Mori Co. Ltd.	149,034	2,461
	Zeon Corp.	213,960	2,436
	Welcia Holdings Co. Ltd.	75,114	2,417
	Miura Co. Ltd.	143,318	2,401
	Sumitomo Osaka Cement Co. Ltd.	548,206	2,379
	OKUMA Corp.	224,863	2,359
^	Japan Airport Terminal Co. Ltd.	67,637	2,349
	77 Bank Ltd.	537,528	2,325
	K's Holdings Corp.	120,811	2,324
	Zensho Holdings Co. Ltd.	134,888	2,309
	Nishi-Nippon Railroad Co. Ltd.	545,067	2,306
	Wacoal Holdings Corp.	181,448	2,300
^	Hokuriku Electric Power Co.	248,740	2,299
	Tokyo Century Corp.	66,383	2,288
	Japan Post Insurance Co. Ltd.	98,762	2,252
^	Bic Camera Inc.	225,852	2,248
	Toyobo Co. Ltd.	1,268,247	2,243
^	OSG Corp.	107,326	2,211
	Tadano Ltd.	170,524	2,203
	Nishi-Nippon Financial Holdings Inc.	230,176	2,195
	Ushio Inc.	172,180	2,163
	Toda Corp.	344,208	2,125
	H2O Retailing Corp.	123,502	2,096
	ABC-Mart Inc.	36,986	2,056
	Japan Airlines Co. Ltd.	64,238	2,029
	Heiwa Corp.	77,815	2,005
	Taiyo Yuden Co. Ltd.	162,063	1,978
*	Ain Holdings Inc.	28,198	1,953
	Leopalace21 Corp.	366,338	1,947
	Daishi Bank Ltd.	484,196	1,944
	Hokkaido Electric Power Co. Inc.	267,126	1,939
^	Shiga Bank Ltd.	369,951	1,933
	Itochu Techno-Solutions Corp.	66,042	1,923
	TS Tech Co. Ltd.	72,538	1,906
*,^	LINE Corp.	55,069	1,900
	Awa Bank Ltd.	287,274	1,898
	Rengo Co. Ltd.	310,688	1,879
	San-In Godo Bank Ltd.	228,215	1,858
	Nisshinbo Holdings Inc.	180,466	1,845
	Toyota Boshoku Corp.	86,725	1,835
	Itoham Yonekyu Holdings Inc.	195,290	1,805
	Megmilk Snow Brand Co. Ltd.	60,469	1,805
	Fujitsu General Ltd.	83,030	1,761
	Pilot Corp.	43,070	1,751
	Senshu Ikeda Holdings Inc.	411,148	1,734
	Ariake Japan Co. Ltd.	26,685	1,691
	Mitsui Engineering & Shipbuilding Co. Ltd.	1,098,373	1,686
	Tokai Tokyo Financial Holdings Inc.	329,928	1,670
	Sanrio Co. Ltd.	88,850	1,623
	Hitachi Kokusai Electric Inc.	72,000	1,615
	Kyudenko Corp.	56,261	1,612
	Resorttrust Inc.	93,626	1,612
	Shimachu Co. Ltd.	69,091	1,598
	Maeda Road Construction Co. Ltd.	86,197	1,589
	Hitachi Capital Corp.	64,599	1,582
	Jafco Co. Ltd.	43,963	1,566
	Kandenko Co. Ltd.	156,828	1,559
	FP Corp.	32,723	1,558
	Juroku Bank Ltd.	489,713	1,556
^	Shochiku Co. Ltd.	136,340	1,555

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Cosmo Energy Holdings Co. Ltd.	97,443	1,543
	North Pacific Bank Ltd.	404,068	1,541
	Lintec Corp.	69,499	1,532
	Orient Corp.	848,287	1,514
	NTT Urban Development Corp.	166,837	1,506
	Mochida Pharmaceutical Co. Ltd.	19,822	1,496
	Japan Steel Works Ltd.	92,850	1,491
	Autobacs Seven Co. Ltd.	98,295	1,488
^	Capcom Co. Ltd.	68,523	1,478
	Koei Tecmo Holdings Co. Ltd.	72,317	1,466
	Keiyo Bank Ltd.	330,084	1,438
	Chiyoda Corp.	215,803	1,435
	Canon Marketing Japan Inc.	67,456	1,422
	Nippo Corp.	71,459	1,377
	Tokai Rika Co. Ltd.	73,579	1,370
	Hitachi Transport System Ltd.	63,098	1,341
	Fukuyama Transporting Co. Ltd.	218,084	1,326
	KYORIN Holdings Inc.	62,570	1,311
*,^	Aiful Corp.	433,279	1,307
	Yamato Kogyo Co. Ltd.	50,799	1,271
^	PanaHome Corp.	111,456	1,238
	GungHo Online Entertainment Inc.	533,857	1,198
^	HIS Co. Ltd.	50,188	1,196
^	Matsui Securities Co. Ltd.	143,360	1,169
	Gree Inc.	144,357	1,158
	Kissei Pharmaceutical Co. Ltd.	44,328	1,157
	Exedy Corp.	40,616	1,109
*,^	Japan Display Inc.	478,000	1,081
	NS Solutions Corp.	46,521	1,019
^	GMO Payment Gateway Inc.	22,403	1,005
	Nissan Shatai Co. Ltd.	101,647	957
	Adastria Co. Ltd.	38,363	953
	Komeri Co. Ltd.	38,421	943
*	Kusuri no Aoki Holdings Co. Ltd.	21,412	925
	Japan Petroleum Exploration Co. Ltd.	41,958	917
	Japan Aviation Electronics Industry Ltd.	66,747	913
^	ASKUL Corp.	29,869	870
	Nisshin Steel Co. Ltd.	68,086	832
	Daikyo Inc.	398,940	831
	Tokyo Broadcasting System Holdings Inc.	46,579	827
^	Ichigo Inc.	282,516	821
	SKY Perfect JSAT Holdings Inc.	169,972	779
	Mitsubishi Shokuhin Co. Ltd.	21,308	681
	Sumitomo Real Estate Sales Co. Ltd.	19,014	613
	TV Asahi Holdings Corp.	31,741	587
^	COLOPL Inc.	62,246	575
	Toppan Forms Co. Ltd.	53,573	541
	OBIC Business Consultants Co. Ltd.	9,842	484
^	COOKPAD Inc.	59,359	472
*,^	Aplus Financial Co. Ltd.	99,286	96
			5,085,708
Malaysia (0.7%)
	Public Bank Bhd. (Local)	4,728,900	21,733
	Malayan Banking Bhd.	8,566,000	18,894
	Tenaga Nasional Bhd.	5,447,200	17,489
	Sime Darby Bhd.	5,386,465	11,586
	CIMB Group Holdings Bhd.	8,660,350	11,445
	Axiata Group Bhd.	6,932,124	8,217
	Genting Bhd.	3,410,400	7,724
	Petronas Chemicals Group Bhd.	4,405,768	7,407
	DiGi.Com Bhd.	5,748,266	6,809
	IHH Healthcare Bhd.	4,165,100	5,926
	Maxis Bhd.	4,031,500	5,921
	Genting Malaysia Bhd.	4,247,100	5,740

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	IOI Corp. Bhd.	5,212,065	5,508
	Petronas Gas Bhd.	1,180,250	5,018
	Kuala Lumpur Kepong Bhd.	798,600	4,511
	Gamuda Bhd.	3,211,800	3,898
	IJM Corp. Bhd.	4,767,540	3,844
	MISC Bhd.	2,196,623	3,698
	AMMB Holdings Bhd.	2,880,000	3,635
	PPB Group Bhd.	893,600	3,480
	Hong Leong Bank Bhd.	937,200	2,977
*	Sapura Energy Bhd.	6,445,396	2,963
	Telekom Malaysia Bhd.	1,709,400	2,543
	YTL Corp. Bhd.	7,380,853	2,498
	Petronas Dagangan Bhd.	444,400	2,462
	Malaysia Airports Holdings Bhd.	1,311,300	2,294
	British American Tobacco Malaysia Bhd.	216,900	2,271
	RHB Bank Bhd. (Common Shares)	1,639,558	2,076
2	Astro Malaysia Holdings Bhd.	2,997,668	1,865
	AirAsia Bhd.	2,356,300	1,817
	IOI Properties Group Bhd.	3,326,000	1,586
	Alliance Financial Group Bhd.	1,652,400	1,571
	YTL Power International Bhd.	4,488,247	1,561
	Westports Holdings Bhd.	1,559,196	1,437
	HAP Seng Consolidated Bhd.	690,700	1,410
*	UMW Holdings Bhd.	978,600	1,397
	Felda Global Ventures Holdings Bhd.	2,796,300	1,370
	Hong Leong Financial Group Bhd.	349,635	1,358
	KLCCP Stapled Group	660,100	1,190
	Bumi Armada Bhd.	5,095,100	926
	Berjaya Sports Toto Bhd.	1,299,577	841
	MMC Corp. Bhd.	1,314,100	766
	UEM Sunrise Bhd.	2,417,100	690
*	RHB Bank Bhd.	1,187,500	13
			202,365
Malta (0.0%)
	BGP Holdings PLC	3,738,510	—

Mexico (0.9%)
	America Movil SAB de CV	44,891,183	34,506
	Fomento Economico Mexicano SAB de CV	3,300,512	29,702
	Grupo Financiero Banorte SAB de CV	3,478,493	20,132
	Wal-Mart de Mexico SAB de CV	8,622,361	19,466
	Grupo Televisa SAB	3,817,742	18,522
	Grupo Mexico SAB de CV Class B	6,009,236	17,675
*	Cemex SAB de CV ADR	1,185,616	10,931
*	Grupo Bimbo SAB de CV Class A	2,940,720	7,198
*	Cemex SAB de CV	7,819,213	7,194
	Fibra Uno Administracion SA de CV	4,033,309	7,045
	Grupo Aeroportuario del Sureste SAB de CV Class B	345,772	6,561
	Alfa SAB de CV Class A	4,427,235	6,084
	Grupo Aeroportuario del Pacifico SAB de CV Class B	521,863	5,367
	Grupo Financiero Inbursa SAB de CV	3,092,436	5,222
	Industrias Penoles SAB de CV	190,310	4,632
	Mexichem SAB de CV	1,691,298	4,631
	Coca-Cola Femsa SAB de CV	632,446	4,597
	Grupo Financiero Santander Mexico SAB de CV Class B	2,232,413	4,056
	Infraestructura Energetica Nova SAB de CV	780,440	3,646
	Gruma SAB de CV Class B	251,675	3,361
*	Arca Continental SAB de CV	428,573	3,161
*	Promotora y Operadora de Infraestructura SAB de CV	289,174	3,085
	Alsea SAB de CV	775,310	2,755
	Gentera SAB de CV	1,631,862	2,736
	Kimberly-Clark de Mexico SAB de CV Class A	1,254,951	2,678
	Grupo Carso SAB de CV	531,280	2,442
	El Puerto de Liverpool SAB de CV	294,397	2,271

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Banregio Grupo Financiero SAB de CV	336,200	1,939
	Grupo Elektra SAB DE CV	49,600	1,640
	Megacable Holdings SAB de CV	421,729	1,600
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	284,276	1,578
	OHL Mexico SAB de CV	1,133,390	1,392
	Grupo Lala SAB de CV	703,423	1,275
*	Grupo Aeromexico SAB de CV	638,204	1,262
*	Telesites SAB de CV	1,871,417	1,173
	Industrias Bachoco SAB de CV Class B	235,291	1,050
*	Industrias CH SAB de CV Class B	194,845	1,047
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	783,410	992
*	Grupo Comercial Chedraui SA de CV	427,555	886
*	Organizacion Soriana SAB de CV Class B	365,787	839
2	Nemak SAB de CV	751,299	794
*	Promotora y Operadora de Infraestructura SAB de CV Class L	73,691	613
	Concentradora Fibra Danhos SA de CV	334,073	576
	Alpek SAB de CV	456,567	547
*	Grupo Simec SAB de CV Class B	116,200	432
*	Minera Frisco SAB de CV	504,458	321
*	Becle SAB de CV	56,600	95
			259,707
Netherlands (2.1%)
	Unilever NV	2,363,347	123,805
	ING Groep NV	5,863,818	95,578
	ASML Holding NV	487,451	64,455
	Koninklijke Philips NV	1,379,331	47,632
*	Koninklijke Ahold Delhaize NV	1,915,763	39,686
	Akzo Nobel NV	381,147	33,336
^	Heineken NV	328,437	29,294
	RELX NV	1,332,024	25,740
*	ArcelorMittal	2,794,662	21,961
	Koninklijke DSM NV	268,880	19,241
	Wolters Kluwer NV	445,823	18,918
	NN Group NV	499,640	16,565
*	Altice NV Class A	602,693	14,975
	Koninklijke KPN NV	4,749,333	13,730
	Aegon NV	2,651,305	13,532
^	Heineken Holding NV	150,981	12,653
2	ABN AMRO Group NV	432,655	11,359
*	Randstad Holding NV	167,433	9,982
	Gemalto NV	125,978	7,053
	Boskalis Westminster	122,615	4,510
*,^	Koninklijke Vopak NV	99,462	4,489
*	Altice NV Class B	172,977	4,302
*	OCI NV	120,037	2,336
2	GrandVision NV	74,333	1,940
			637,072
New Zealand (0.2%)
	Spark New Zealand Ltd.	2,833,400	7,181
	Auckland International Airport Ltd.	1,399,888	6,634
	Fletcher Building Ltd.	1,079,178	6,333
	Fisher & Paykel Healthcare Corp. Ltd.	896,938	6,205
	Contact Energy Ltd.	1,128,427	4,037
	Ryman Healthcare Ltd.	596,386	3,532
	Meridian Energy Ltd.	1,789,470	3,401
	SKYCITY Entertainment Group Ltd.	965,043	2,886
	Mercury NZ Ltd.	1,002,853	2,215
*	Xero Ltd.	133,087	1,986
	Kiwi Property Group Ltd.	1,852,432	1,813
	SKY Network Television Ltd.	571,666	1,514
	Air New Zealand Ltd.	712,756	1,247
	Vector Ltd.	353,076	783
			49,767

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Norway (0.4%)
*,^	DNB ASA	1,631,158	25,456
	Statoil ASA	1,464,119	24,112
	Telenor ASA	1,051,342	16,983
	Norsk Hydro ASA	2,073,541	11,816
*	Orkla ASA	1,206,842	10,950
	Yara International ASA	267,229	9,937
	Marine Harvest ASA	577,024	9,601
	Gjensidige Forsikring ASA	248,703	3,821
	Schibsted ASA Class A	122,839	3,053
	Schibsted ASA Class B	128,706	2,883
	Aker BP ASA	147,946	2,505
			121,117
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,411,761	56,950

Pakistan (0.0%)
	Habib Bank Ltd.	994,206	2,615
	Oil & Gas Development Co. Ltd.	961,100	1,416
	Fauji Fertilizer Co. Ltd.	1,002,100	919
	Pakistan Petroleum Ltd.	566,800	859
*	National Bank of Pakistan	842,000	512
			6,321
Peru (0.1%)
*	Credicorp Ltd. (Lima Shares)	64,722	9,886
*	Credicorp Ltd.	38,040	5,845
	Cia de Minas Buenaventura SAA ADR	286,067	3,436
			19,167
Philippines (0.3%)
	SM Investments Corp.	727,469	10,601
*	SM Prime Holdings Inc.	14,171,837	8,453
	JG Summit Holdings Inc.	4,789,119	8,072
	BDO Unibank Inc.	2,771,050	6,654
	Ayala Corp.	376,458	6,527
	Aboitiz Equity Ventures Inc.	3,553,474	5,466
	Bank of the Philippine Islands	2,407,802	5,049
	Universal Robina Corp.	1,316,629	4,531
	Metropolitan Bank & Trust Co.	1,899,605	3,209
	Jollibee Foods Corp.	632,955	2,660
	Ayala Land Inc.	3,428,557	2,423
	Metro Pacific Investments Corp.	18,399,200	2,423
	PLDT Inc.	65,757	2,334
	Aboitiz Power Corp.	2,422,232	2,061
	Alliance Global Group Inc.	6,137,399	1,818
	Manila Electric Co.	302,611	1,696
	GT Capital Holdings Inc.	63,311	1,597
	DMCI Holdings Inc.	6,183,396	1,591
	Megaworld Corp.	17,438,706	1,417
	LT Group Inc.	4,201,641	1,342
	Energy Development Corp.	10,912,077	1,317
	Semirara Mining & Power Corp. Class A	428,001	1,276
	International Container Terminal Services Inc.	475,214	846
*	Bloomberry Resorts Corp.	4,333,150	781
	Petron Corp.	3,408,073	621
	Globe Telecom Inc.	11,014	458
			85,223
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	496,466	14,837
	Powszechna Kasa Oszczednosci Bank Polski SA	1,337,775	12,180
	Powszechny Zaklad Ubezpieczen SA	868,026	9,578
	Bank Pekao SA	245,263	8,888
	KGHM Polska Miedz SA	212,512	6,732
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,597,964	4,430
*	Bank Zachodni WBK SA	42,914	3,938

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LPP SA	1,891	3,383
	PGE Polska Grupa Energetyczna SA	1,087,423	3,230
*,^	Alior Bank SA	123,926	2,383
*	Grupa Lotos SA	137,844	2,147
*	mBank SA	18,903	2,110
	CCC SA	31,300	1,810
	Asseco Poland SA	111,395	1,567
*	Bank Millennium SA	872,749	1,557
*,^	Jastrzebska Spolka Weglowa SA	75,434	1,523
*	Cyfrowy Polsat SA	226,982	1,420
*	Tauron Polska Energia SA	1,484,163	1,259
	Orange Polska SA	947,487	1,130
	Grupa Azoty SA	63,988	1,128
	Budimex SA	15,278	1,083
^	Synthos SA	773,710	1,075
*,^	Enea SA	315,732	970
	Eurocash SA	105,159	933
	Bank Handlowy w Warszawie SA	48,064	928
	Ciech SA	33,968	679
			90,898
Portugal (0.1%)
	Galp Energia SGPS SA	796,161	12,373
	EDP - Energias de Portugal SA	3,504,678	11,566
	Jeronimo Martins SGPS SA	384,912	7,063
	EDP Renovaveis SA	286,411	2,183
*	Banco Espirito Santo SA	3,873,216	6
			33,191
Qatar (0.2%)
	Qatar National Bank QPSC	347,517	13,722
	Industries Qatar QSC	226,199	6,478
*	Masraf Al Rayan QSC	533,011	6,129
	Ooredoo QSC	158,187	4,508
	Qatar Insurance Co. SAQ	206,606	4,034
*	Commercial Bank QSC	289,098	2,382
	Qatar Islamic Bank SAQ	85,908	2,380
	Qatar Electricity & Water Co. QSC	40,544	2,315
	Qatar Gas Transport Co. Ltd.	398,296	2,178
	Doha Bank QSC	226,551	1,945
	Qatar Navigation QSC	81,586	1,579
*	Aamal Co.	375,073	1,361
	Barwa Real Estate Co.	141,367	1,321
	United Development Co. QSC	250,651	1,320
*	Vodafone Qatar QSC	477,764	1,235
*	Qatar International Islamic Bank QSC	60,177	1,041
*	Ezdan Holding Group QSC	233,312	980
	Qatari Investors Group QSC	46,024	721
	Gulf International Services QSC	65,074	457
	Al Meera Consumer Goods Co. QSC	7,863	339
*	Doha Bank QSC Rights Exp. 05/09/2017	24,519	42
			56,467
Russia (0.9%)
	Lukoil PJSC ADR	694,702	34,483
	Sberbank of Russia PJSC	11,682,416	33,932
	Gazprom PJSC ADR	6,775,100	32,165
	Novatek PJSC	1,680,935	20,538
	Magnit PJSC GDR	426,963	14,934
	Tatneft PJSC ADR	372,550	14,582
	Sberbank of Russia PJSC ADR	1,170,483	13,954
	MMC Norilsk Nickel PJSC ADR	728,617	11,193
	Rosneft Oil Co. PJSC GDR	1,791,321	9,911
	AK Transneft OAO Preference Shares	2,271	7,688
	Alrosa PJSC	3,750,000	6,465
	Gazprom PJSC	2,583,277	6,206

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Surgutneftegas OAO Preference Shares	11,198,000	6,001
	Surgutneftegas OJSC ADR	1,132,957	5,543
	VTB Bank PJSC GDR	2,246,392	5,194
	Mobile TeleSystems PJSC	892,382	4,294
	VTB Bank PJSC	3,436,898,867	4,029
	Moscow Exchange MICEX-RTS PJSC	1,962,394	3,968
	Severstal PJSC GDR	245,114	3,348
	Mobile TeleSystems PJSC ADR	247,870	2,558
	Inter RAO UES PJSC	34,182,300	2,433
	Novolipetsk Steel PJSC	1,276,873	2,416
	PhosAgro PJSC GDR	147,492	2,175
	RusHydro PJSC	137,006,634	2,154
*	Aeroflot PJSC	617,914	1,908
	MegaFon PJSC GDR	154,811	1,657
	Sistema PJSC FC GDR	191,390	1,607
	Bashneft PJSC	25,907	1,444
	Federal Grid Co. Unified Energy System JSC	369,026,667	1,274
*	Mechel PJSC	405,722	1,263
^	Rostelecom PJSC ADR	158,894	1,251
	Magnitogorsk Iron & Steel OJSC	2,059,448	1,226
*	LSR Group PJSC GDR	335,360	1,112
*	Uralkali PJSC	360,666	950
	Rostelecom PJSC	682,908	894
	Tatneft PAO Preference Shares	197,090	824
	E.ON Russia JSC	18,049,100	799
	Mosenergo PJSC	17,627,000	723
	Rosseti PJSC	42,251,896	713
	Bashneft PAO Preference Shares	26,876	595
	Acron PJSC	8,035	473
*	Mechel Preference Shares	121,570	249
			269,126
Singapore (0.9%)
	DBS Group Holdings Ltd.	2,733,848	37,756
	Oversea-Chinese Banking Corp. Ltd.	5,006,211	35,062
	Singapore Telecommunications Ltd.	11,396,296	30,511
^	United Overseas Bank Ltd.	1,859,650	28,954
*	CapitaLand Ltd.	3,944,241	10,598
	Keppel Corp. Ltd.	2,177,779	10,126
	Global Logistic Properties Ltd.	4,529,468	9,332
	Wilmar International Ltd.	3,284,007	8,342
	Genting Singapore plc	9,346,064	7,446
	Singapore Exchange Ltd.	1,308,558	6,934
	City Developments Ltd.	894,661	6,904
	Singapore Technologies Engineering Ltd.	2,456,022	6,662
	Ascendas REIT	3,624,956	6,644
	ComfortDelGro Corp. Ltd.	3,252,649	6,373
	Singapore Press Holdings Ltd.	2,506,157	6,219
	Singapore Airlines Ltd.	814,424	5,966
	Jardine Cycle & Carriage Ltd.	165,539	5,602
	CapitaLand Mall Trust	3,496,751	4,931
	Suntec REIT	3,608,172	4,569
	UOL Group Ltd.	684,367	3,545
	CapitaLand Commercial Trust	2,934,929	3,411
	SATS Ltd.	921,815	3,361
	Venture Corp. Ltd.	358,351	3,127
	Hutchison Port Holdings Trust	7,360,708	2,980
	Sembcorp Industries Ltd.	1,283,091	2,780
	Yangzijiang Shipbuilding Holdings Ltd.	3,031,245	2,491
*	Golden Agri-Resources Ltd.	9,414,001	2,422
^	Singapore Post Ltd.	2,223,164	2,194
	StarHub Ltd.	812,337	1,620
^	Sembcorp Marine Ltd.	1,200,177	1,397
*,^	Noble Group Ltd.	12,660,689	1,294
	Yanlord Land Group Ltd.	954,500	1,274

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SIA Engineering Co. Ltd.	327,809	877
	Wing Tai Holdings Ltd.	547,240	740
^	M1 Ltd.	394,943	613
			273,057
South Africa (1.7%)
	Naspers Ltd.	652,011	123,981
	Sasol Ltd.	843,588	25,852
	MTN Group Ltd.	2,726,180	25,782
	Standard Bank Group Ltd.	1,835,428	20,382
	Steinhoff International Holdings NV (Johannesburg Shares)	3,781,001	19,234
	FirstRand Ltd.	4,643,815	17,325
*	Sanlam Ltd.	2,699,614	14,336
^	Remgro Ltd.	817,873	13,577
	Aspen Pharmacare Holdings Ltd.	557,246	11,558
	Bid Corp. Ltd.	518,725	10,989
	Shoprite Holdings Ltd.	666,843	10,462
	Vodacom Group Ltd.	797,182	9,016
	Growthpoint Properties Ltd.	4,353,458	8,343
	Woolworths Holdings Ltd.	1,486,926	8,060
	Tiger Brands Ltd.	254,927	7,699
	AngloGold Ashanti Ltd.	640,611	7,336
	Barclays Africa Group Ltd.	658,334	7,231
	Redefine Properties Ltd.	7,844,772	6,457
	Bidvest Group Ltd.	532,365	6,354
	Sappi Ltd.	830,749	6,170
	Nedbank Group Ltd.	338,680	5,710
	Discovery Ltd.	479,312	4,799
	RMB Holdings Ltd.	990,196	4,541
	Mondi Ltd.	173,252	4,492
^	Capitec Bank Holdings Ltd.	77,592	4,430
	Netcare Ltd.	2,228,600	4,422
	Life Healthcare Group Holdings Ltd.	2,011,878	4,331
	Truworths International Ltd.	649,089	4,203
	Mr Price Group Ltd.	352,391	4,142
	Gold Fields Ltd.	1,225,088	4,015
	SPAR Group Ltd.	281,769	3,798
	New Europe Property Investments plc	342,822	3,761
	Foschini Group Ltd.	302,321	3,610
	Resilient REIT Ltd.	412,874	3,597
	Clicks Group Ltd.	355,937	3,577
	AVI Ltd.	481,135	3,517
	Hyprop Investments Ltd.	371,131	3,427
*	Impala Platinum Holdings Ltd.	1,008,061	3,235
	Rand Merchant Investment Holdings Ltd.	1,019,599	3,201
	Imperial Holdings Ltd.	248,760	3,146
	Brait SE	480,198	3,064
	Investec Ltd.	404,768	3,037
	PSG Group Ltd.	147,981	2,805
	Barloworld Ltd.	310,412	2,796
	Fortress Income Fund Ltd. Class B	1,113,822	2,794
	MMI Holdings Ltd.	1,548,876	2,703
	Pioneer Foods Group Ltd.	213,910	2,639
	Telkom SA SOC Ltd.	463,664	2,595
	Pick n Pay Stores Ltd.	511,966	2,432
*	Anglo American Platinum Ltd.	88,474	2,185
	Sibanye Gold Ltd.	1,066,138	2,142
	Fortress Income Fund Ltd. Class A	1,612,425	2,116
	Exxaro Resources Ltd.	237,859	2,024
^	EOH Holdings Ltd.	182,560	1,933
*	Northam Platinum Ltd.	519,865	1,931
	Coronation Fund Managers Ltd.	394,265	1,870
	Massmart Holdings Ltd.	165,015	1,596
	KAP Industrial Holdings Ltd.	2,131,173	1,493
	Liberty Holdings Ltd.	182,186	1,469

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tongaat Hulett Ltd.	156,044	1,409
*	Super Group Ltd.	510,444	1,404
	AECI Ltd.	159,124	1,379
	JSE Ltd.	127,098	1,355
	Tsogo Sun Holdings Ltd.	711,841	1,341
*	Nampak Ltd.	935,158	1,253
	Reunert Ltd.	232,415	1,231
	Harmony Gold Mining Co. Ltd.	564,006	1,221
*	Rockcastle Global Real Estate Co. Ltd.	479,983	1,182
	Famous Brands Ltd.	102,887	1,142
*	Attacq Ltd.	861,776	1,097
	Santam Ltd.	56,798	1,051
	Omnia Holdings Ltd.	87,708	1,045
*	Kumba Iron Ore Ltd.	79,219	1,030
	African Rainbow Minerals Ltd.	144,192	912
	Sun International Ltd.	139,770	763
	Assore Ltd.	45,657	736
	Steinhoff International Holdings NV (Frankfurt Shares)	134,010	682
*	Curro Holdings Ltd.	180,836	626
	Distell Group Ltd.	61,928	623
*	Grindrod Ltd.	684,106	615
	Oceana Group Ltd.	55,022	409
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	2
			506,230
South Korea (3.4%)
	Samsung Electronics Co. Ltd. GDR	229,457	225,154
	Samsung Electronics Co. Ltd.	38,606	75,684
	Samsung Electronics Co. Ltd. Preference Shares	26,828	41,313
	SK Hynix Inc.	806,732	38,218
	NAVER Corp.	40,386	28,384
	Hyundai Motor Co.	217,069	27,454
	POSCO ADR	411,797	24,304
	Shinhan Financial Group Co. Ltd. ADR	539,719	22,539
	KB Financial Group Inc. ADR	472,395	20,535
	Hyundai Mobis Co. Ltd.	99,385	19,382
	LG Chem Ltd.	71,129	17,109
	Hana Financial Group Inc.	451,931	15,522
	KT&G Corp.	169,355	15,103
	Samsung C&T Corp.	136,886	14,833
	SK Innovation Co. Ltd.	93,334	14,002
	Amorepacific Corp.	48,416	12,416
	Kia Motors Corp.	396,484	12,137
	Samsung Fire & Marine Insurance Co. Ltd.	50,029	11,778
	Korea Electric Power Corp. ADR	578,997	11,470
	SK Holdings Co. Ltd.	51,352	10,938
	Samsung Life Insurance Co. Ltd.	112,464	10,812
	LG Household & Health Care Ltd.	13,537	10,294
	Woori Bank	774,384	10,154
	Samsung SDI Co. Ltd.	83,656	10,099
	LG Electronics Inc.	165,801	10,065
*	Hyundai Heavy Industries Co. Ltd.	68,126	9,879
*,^	Celltrion Inc.	116,001	9,127
	LG Display Co. Ltd.	343,041	8,840
	NCSoft Corp.	26,152	8,270
	LG Corp.	137,528	8,169
	Coway Co. Ltd.	82,141	7,243
	Lotte Chemical Corp.	22,081	6,629
	KB Financial Group Inc.	149,364	6,566
	E-MART Inc.	32,251	6,514
	Shinhan Financial Group Co. Ltd.	151,971	6,345
	Samsung SDS Co. Ltd.	49,830	6,017
	Hankook Tire Co. Ltd.	113,533	5,875
	Hyundai Steel Co.	115,053	5,542
	Korea Zinc Co. Ltd.	14,783	5,526

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SK Telecom Co. Ltd. ADR	233,839	5,516
	S-Oil Corp.	61,937	5,419
	Korea Aerospace Industries Ltd.	95,811	5,370
	Kangwon Land Inc.	166,012	5,274
	Hyundai Motor Co. 2nd Preference Shares	59,732	5,211
	Samsung Electro-Mechanics Co. Ltd.	81,161	5,207
	AMOREPACIFIC Group	43,588	5,036
	Hyundai Engineering & Construction Co. Ltd.	106,905	4,554
	Mirae Asset Daewoo Co. Ltd.	578,948	4,531
	Hyosung Corp.	34,627	4,373
	Industrial Bank of Korea	394,468	4,326
	Dongbu Insurance Co. Ltd.	69,647	4,159
	Korea Electric Power Corp.	101,659	4,052
	LG Uplus Corp.	318,105	4,042
	GS Holdings Corp.	75,985	3,955
*	Samsung Heavy Industries Co. Ltd.	394,055	3,735
	Lotte Shopping Co. Ltd.	16,075	3,707
^	Kakao Corp.	46,354	3,680
	BNK Financial Group Inc.	435,748	3,655
	Hyundai Development Co-Engineering & Construction	90,812	3,564
	Orion Corp.	5,937	3,523
	Hyundai Glovis Co. Ltd.	27,355	3,484
	CJ CheilJedang Corp.	10,906	3,270
	CJ Corp.	19,761	3,246
*,^	Samsung Biologics Co. Ltd.	20,945	3,217
	Hyundai Marine & Fire Insurance Co. Ltd.	91,033	2,932
	Hanssem Co. Ltd.	15,055	2,910
	Daelim Industrial Co. Ltd.	40,573	2,862
	BGF retail Co. Ltd.	29,686	2,858
	Hyundai Motor Co. Preference Shares	33,513	2,717
*,^	Hanmi Pharm Co. Ltd.	9,975	2,703
	Hanwha Chemical Corp.	120,808	2,667
	Amorepacific Corp. Preference Shares	15,698	2,622
	Hanwha Corp.	72,751	2,552
*,^	Samsung Engineering Co. Ltd.	234,556	2,510
	Korea Investment Holdings Co. Ltd.	55,643	2,507
	Yuhan Corp.	11,977	2,440
	KCC Corp.	8,158	2,438
*	Hanwha Techwin Co. Ltd.	52,614	2,403
	Samsung Securities Co. Ltd.	78,637	2,388
	S-1 Corp.	27,699	2,375
	DGB Financial Group Inc.	231,812	2,370
	NH Investment & Securities Co. Ltd.	192,475	2,229
	Hyundai Department Store Co. Ltd.	23,096	2,194
^	Hotel Shilla Co. Ltd.	46,499	2,074
^	Mando Corp.	9,883	1,998
	Doosan Heavy Industries & Construction Co. Ltd.	95,588	1,950
	SK Telecom Co. Ltd.	9,146	1,931
	Hanwha Life Insurance Co. Ltd.	349,122	1,886
^	OCI Co. Ltd.	26,951	1,867
*,^	Daewoo Engineering & Construction Co. Ltd.	288,027	1,847
	Shinsegae Inc.	10,247	1,842
	LG Chem Ltd. Preference Shares	11,508	1,838
	Hanon Systems	246,048	1,828
*,^	GS Engineering & Construction Corp.	66,195	1,817
*	Korean Air Lines Co. Ltd.	66,149	1,779
^	Kumho Petrochemical Co. Ltd.	26,453	1,767
*	Doosan Infracore Co. Ltd.	202,585	1,676
	Samsung Card Co. Ltd.	47,556	1,667
	Cheil Worldwide Inc.	102,401	1,659
*	Korea Gas Corp.	39,578	1,621
	KEPCO Plant Service & Engineering Co. Ltd.	31,448	1,585
	SK Networks Co. Ltd.	218,934	1,540
*,^	CJ Korea Express Corp.	10,442	1,526

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LS Corp.	25,692	1,470
	LG Household & Health Care Ltd. Preference Shares	3,076	1,446
	Lotte Confectionery Co. Ltd.	7,913	1,424
	Posco Daewoo Corp.	66,156	1,394
	NongShim Co. Ltd.	4,805	1,339
	Hyundai Wia Corp.	23,291	1,328
	Lotte Chilsung Beverage Co. Ltd.	887	1,308
*,^	NHN Entertainment Corp.	23,706	1,295
	Doosan Corp.	14,968	1,278
*	Hyundai Mipo Dockyard Co. Ltd.	15,677	1,274
^	Dongsuh Cos. Inc.	45,758	1,240
	Ottogi Corp.	1,877	1,216
	KT Corp.	40,913	1,158
	GS Retail Co. Ltd.	22,798	1,064
*,2	Netmarble Games Corp.	7,500	1,035
*,^	Hanmi Science Co. ltd	19,041	1,014
^	Hite Jinro Co. Ltd.	48,311	887
	LOTTE Fine Chemical Co. Ltd.	25,983	879
	LG Hausys Ltd.	9,093	799
^	Paradise Co. Ltd.	64,038	793
	SKC Co. Ltd.	29,620	745
	LG Electronics Inc. Preference Shares	27,197	701
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,273	673
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,961	576
	KT Corp. ADR	32,942	547
^	KEPCO Engineering & Construction Co. Inc.	18,055	400
	CJ CheilJedang Corp. Preference Shares	1,801	243
	POSCO	699	165
			1,028,413
Spain (2.4%)
	Banco Santander SA	21,876,419	142,567
	Banco Bilbao Vizcaya Argentaria SA	10,097,204	80,895
	Telefonica SA	6,517,268	72,081
	Industria de Diseno Textil SA	1,607,356	61,596
	Iberdrola SA	8,517,491	61,230
	Amadeus IT Group SA	628,857	33,939
*	Repsol SA	1,705,444	26,918
	CaixaBank SA	5,439,350	24,697
^,2	Aena SA	99,155	17,482
^	Abertis Infraestructuras SA	953,180	16,757
*	Ferrovial SA	721,505	15,348
	Banco de Sabadell SA	7,916,502	15,227
	Grifols SA	520,199	13,963
	Red Electrica Corp. SA	670,120	13,060
	Endesa SA	480,129	11,309
*	ACS Actividades de Construccion y Servicios SA	279,831	10,368
	Gas Natural SDG SA	456,836	10,323
	Bankinter SA	1,066,740	9,391
	Enagas SA	353,774	9,296
	Bankia SA	7,041,174	8,549
	Grifols SA Preference Shares	383,450	8,194
	Gamesa Corp. Tecnologica SA	341,493	7,365
	Merlin Properties Socimi SA	484,997	5,735
	Distribuidora Internacional de Alimentacion SA	917,318	5,454
	Mapfre SA	1,495,200	5,215
*	Mediaset Espana Comunicacion SA	265,458	3,657
*,^	Banco Popular Espanol SA	4,608,731	3,225
	Acciona SA	37,651	3,106
*	Acerinox SA	210,478	2,932
	Zardoya Otis SA	271,016	2,508
	Corp Financiera Alba SA	24,700	1,342
			703,729
Sweden (2.0%)
	Nordea Bank AB	4,818,690	59,264

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Volvo AB Class B	2,335,070	38,134
	Swedbank AB Class A	1,601,255	37,950
	Hennes & Mauritz AB Class B	1,440,044	35,656
	Atlas Copco AB Class A	947,598	35,398
^	Svenska Handelsbanken AB Class A	2,218,452	31,475
	Investor AB Class B	682,709	31,194
*,^	Assa Abloy AB Class B	1,421,808	30,775
*	Svenska Cellulosa AB SCA Class B	906,352	30,007
^	Telefonaktiebolaget LM Ericsson Class B	4,512,627	29,318
*	Sandvik AB	1,630,122	26,134
	Skandinaviska Enskilda Banken AB Class A	2,180,003	25,104
	Atlas Copco AB Class B	590,620	19,626
	Hexagon AB Class B	392,477	17,081
	Telia Co. AB	3,940,578	16,043
*	Skanska AB Class B	546,693	13,067
	SKF AB	580,836	12,747
	Boliden AB	417,887	11,938
^	Electrolux AB Class B	343,534	10,195
*,^	Alfa Laval AB	482,659	9,891
	Swedish Match AB	290,152	9,568
*,^	Trelleborg AB Class B	375,604	8,820
*,^	Kinnevik AB	314,605	8,396
	Industrivarden AB Class A	313,415	7,805
	Securitas AB Class B	470,301	7,773
	Industrivarden AB	252,642	5,875
	Husqvarna AB	560,925	5,576
	Tele2 AB	552,653	5,562
*	Lundin Petroleum AB	282,515	5,387
	Getinge AB	265,414	5,184
*,^	ICA Gruppen AB	144,091	4,917
*	Fastighets AB Balder Class B	137,031	3,060
*	L E Lundbergforetagen AB Class B	37,473	2,713
	Investment AB Latour Class B	43,433	1,963
	Melker Schorling AB	15,217	974
	Svenska Handelsbanken AB Class B	49,969	704
	Skandinaviska Enskilda Banken AB	29,624	341
	Fastighets AB Balder Preference Shares	8,512	327
			605,942
Switzerland (6.2%)
*	Nestle SA	4,681,546	360,575
	Roche Holding AG	1,076,098	281,577
	Novartis AG	3,587,893	276,214
	UBS Group AG	5,280,559	90,144
	ABB Ltd.	2,906,480	71,221
	Cie Financiere Richemont SA	775,474	64,797
*	Syngenta AG	139,214	64,697
	Zurich Insurance Group AG	225,966	62,533
	Credit Suisse Group AG	3,150,515	48,048
*	Swiss Re AG	496,301	43,168
*	Actelion Ltd. (Acceptance Line)	121,151	34,306
	LafargeHolcim Ltd. (Swiss Shares)	502,715	28,508
	Givaudan SA	13,935	26,849
*	Geberit AG	55,992	25,505
*	Sika AG	3,226	20,590
^	Partners Group Holding AG	33,501	20,252
	Swatch Group AG (Bearer)	46,503	18,604
*	Adecco Group AG	241,167	17,919
*	Lonza Group AG	87,109	17,823
	SGS SA	7,816	17,600
*	Julius Baer Group Ltd.	334,152	17,425
*	Swiss Life Holding AG	48,985	15,942
*	Swisscom AG	34,584	15,081
	LafargeHolcim Ltd. (Paris Shares)	230,997	13,109
	Schindler Holding AG	61,296	12,525

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Dufry AG	74,553	12,216
	Kuehne & Nagel International AG	77,986	11,794
	Sonova Holding AG	78,485	11,606
	Baloise Holding AG	72,495	10,630
*,^	Chocoladefabriken Lindt & Spruengli AG (REG Shares)	153	10,172
*,^	Chocoladefabriken Lindt & Spruengli AG	1,577	8,870
*	Straumann Holding AG	16,607	8,766
*	Swiss Prime Site AG	100,378	8,702
	Clariant AG	424,770	8,602
	Roche Holding AG (Bearer)	31,894	8,356
	Temenos Group AG	87,802	7,600
	Galenica AG	6,455	7,014
	EMS-Chemie Holding AG	10,849	6,798
	Actelion Ltd.	23,540	6,289
	Schindler Holding AG (Registered)	30,124	5,984
*	PSP Swiss Property AG	62,249	5,581
	Swatch Group AG (Registered)	70,044	5,434
*	Helvetia Holding AG	9,732	5,404
*	Flughafen Zuerich AG	22,458	4,949
	Aryzta AG	128,143	4,160
	Barry Callebaut AG	2,834	3,892
	DKSH Holding AG	39,755	3,202
	Pargesa Holding SA	41,593	3,110
*	Banque Cantonale Vaudoise	4,146	3,004
*	Sulzer AG	19,946	2,328
*,^,2	3SBio Inc.	1,465,075	1,954
			1,841,429
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,713,210	188,936
	Hon Hai Precision Industry Co. Ltd.	22,722,279	74,374
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,809,973	50,311
	Largan Precision Co. Ltd.	151,068	25,088
	Formosa Plastics Corp.	7,440,873	22,359
	Nan Ya Plastics Corp.	8,682,615	20,914
	Formosa Chemicals & Fibre Corp.	6,688,306	20,566
	Cathay Financial Holding Co. Ltd.	12,051,057	19,313
	Delta Electronics Inc.	3,322,676	18,702
	Fubon Financial Holding Co. Ltd.	11,048,861	17,296
	CTBC Financial Holding Co. Ltd.	27,636,939	17,258
	MediaTek Inc.	2,244,440	16,133
	China Steel Corp.	19,053,234	15,269
	Chunghwa Telecom Co. Ltd. ADR	451,223	15,269
	Uni-President Enterprises Corp.	7,385,487	13,634
	Mega Financial Holding Co. Ltd.	16,541,777	13,280
	Advanced Semiconductor Engineering Inc.	9,590,898	12,020
	Catcher Technology Co. Ltd.	1,140,153	11,709
	Asustek Computer Inc.	1,089,026	10,699
	Taiwan Mobile Co. Ltd.	2,454,648	9,063
	First Financial Holding Co. Ltd.	14,428,293	8,799
	Pegatron Corp.	2,895,038	8,526
	Quanta Computer Inc.	4,021,598	8,331
	E.Sun Financial Holding Co. Ltd.	13,515,860	8,169
	Yuanta Financial Holding Co. Ltd.	17,606,916	7,528
	President Chain Store Corp.	864,904	7,527
	Formosa Petrochemical Corp.	2,145,580	7,500
	Hotai Motor Co. Ltd.	640,000	7,376
	Hua Nan Financial Holdings Co. Ltd.	12,091,843	6,771
	Taiwan Cooperative Financial Holding Co. Ltd.	12,687,087	6,454
	United Microelectronics Corp. ADR	3,152,259	6,115
	Innolux Corp.	12,877,370	6,010
	Far EasTone Telecommunications Co. Ltd.	2,372,643	5,843
	Cheng Shin Rubber Industry Co. Ltd.	2,799,222	5,777
	China Development Financial Holding Corp.	20,861,318	5,755
	Pou Chen Corp.	4,104,125	5,746

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Taiwan Cement Corp.	4,778,768	5,558
	Lite-On Technology Corp.	3,185,767	5,557
	Taishin Financial Holding Co. Ltd.	13,473,185	5,555
	Far Eastern New Century Corp.	6,224,819	5,238
	Foxconn Technology Co. Ltd.	1,633,925	4,978
	Chang Hwa Commercial Bank Ltd.	8,523,245	4,940
	China Life Insurance Co. Ltd.	5,173,000	4,817
	SinoPac Financial Holdings Co. Ltd.	14,763,287	4,511
	Chunghwa Telecom Co. Ltd.	1,309,207	4,429
	AU Optronics Corp. ADR	1,025,878	4,145
	Compal Electronics Inc.	6,187,510	4,142
	Advantech Co. Ltd.	504,314	4,077
	Siliconware Precision Industries Co. Ltd.	2,329,279	3,775
	Wistron Corp.	3,944,143	3,724
	Asia Cement Corp.	3,448,519	3,405
	Inventec Corp.	4,538,064	3,374
	Eclat Textile Co. Ltd.	302,351	3,307
	Novatek Microelectronics Corp.	851,916	3,274
*	Shin Kong Financial Holding Co. Ltd.	11,556,858	3,080
	Teco Electric and Machinery Co. Ltd.	2,710,000	2,684
*	HTC Corp.	1,091,570	2,619
	Giant Manufacturing Co. Ltd.	427,625	2,584
	Vanguard International Semiconductor Corp.	1,318,466	2,515
	Realtek Semiconductor Corp.	680,768	2,302
	Chicony Electronics Co. Ltd.	847,095	2,235
	Synnex Technology International Corp.	2,023,889	2,193
	Walsin Lihwa Corp.	4,600,000	2,062
	Acer Inc.	4,303,396	2,031
	Feng TAY Enterprise Co. Ltd.	507,100	1,949
	Nanya Technology Corp.	1,103,600	1,758
	Siliconware Precision Industries Co. Ltd. ADR	211,742	1,709
	Taiwan Business Bank	5,946,419	1,643
	Formosa Taffeta Co. Ltd.	1,503,000	1,569
*	Epistar Corp.	1,491,000	1,481
	Eva Airways Corp.	2,963,766	1,457
	Taiwan Fertilizer Co. Ltd.	1,074,000	1,452
	Transcend Information Inc.	422,455	1,442
*	TPK Holding Co. Ltd.	391,422	1,398
	Eternal Materials Co. Ltd.	1,297,169	1,388
	United Microelectronics Corp.	3,220,978	1,288
	AU Optronics Corp.	3,085,000	1,282
	Taiwan Secom Co. Ltd.	423,725	1,237
	China Airlines Ltd.	3,972,913	1,231
*	Taiwan Glass Industry Corp.	2,379,089	1,215
	Unimicron Technology Corp.	1,942,975	1,196
	Feng Hsin Steel Co. Ltd.	683,790	1,155
	Yulon Motor Co. Ltd.	1,266,898	1,146
*	Evergreen Marine Corp. Taiwan Ltd.	2,503,222	1,104
	Capital Securities Corp.	3,201,231	1,060
	China Motor Corp.	985,105	896
	Far Eastern International Bank	2,788,314	873
	Cheng Uei Precision Industry Co. Ltd.	608,591	854
	Oriental Union Chemical Corp.	1,065,191	794
	Cathay Real Estate Development Co. Ltd.	988,800	664
	U-Ming Marine Transport Corp.	655,000	662
	Wan Hai Lines Ltd.	1,134,702	629
	Advanced Semiconductor Engineering Inc. ADR	96,405	603
	Ton Yi Industrial Corp.	1,014,600	491
	Yulon Nissan Motor Co. Ltd.	33,633	265
			843,422
Thailand (0.7%)
*	PTT PCL	1,630,382	18,303
	Siam Cement PCL NVDR	839,680	13,002
	Kasikornbank PCL (Foreign)	1,728,483	9,237

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Advanced Info Service PCL (Foreign)	1,783,650	9,016
*	CP ALL PCL (Foreign)	4,683,200	8,261
	Kasikornbank PCL	1,322,437	7,067
*	Siam Commercial Bank PCL (Local)	1,545,503	6,958
	Siam Cement PCL (Foreign)	448,913	6,951
	PTT PCL (Foreign)	539,900	6,061
	PTT Exploration & Production PCL (Foreign)	2,110,078	5,921
*	CP ALL PCL (Local)	3,236,813	5,710
*	Minor International PCL	5,041,987	5,426
*	Airports of Thailand PCL (Foreign)	4,553,000	5,297
	Siam Commercial Bank PCL	1,119,900	5,042
*	Bangkok Dusit Medical Services PCL	8,111,901	4,757
	Siam Commercial Bank PCL (Foreign)	995,486	4,482
*	Central Pattana PCL (Local)	2,545,494	4,411
	Intouch Holdings PCL NVDR	2,624,604	4,057
*	PTT Global Chemical PCL (Local)	1,831,515	3,964
	Bangkok Bank PCL (Foreign)	714,627	3,859
*	Krung Thai Bank PCL	6,582,287	3,763
*	Charoen Pokphand Foods PCL	4,287,178	3,311
	Bangkok Dusit Medical Services PCL (Foreign)	5,338,100	3,131
	Thai Oil PCL (Foreign)	1,222,900	2,756
*	BTS Group Holdings PCL	11,195,617	2,749
	PTT Global Chemical PCL (Foreign)	1,264,212	2,736
*	Banpu PCL (Local)	4,895,451	2,718
*	Bangkok Expressway & Metro PCL	11,852,427	2,465
*	Bumrungrad Hospital PCL	483,242	2,450
*	Home Product Center PCL	8,453,589	2,369
*	Airports of Thailand PCL	2,014,090	2,343
*	Indorama Ventures PCL	2,206,883	2,340
	Central Pattana PCL (Foreign)	1,264,100	2,190
*	TMB Bank PCL	31,871,500	2,099
	Thai Union Frozen Products PCL (Foreign)	3,189,344	1,963
	Krung Thai Bank PCL (Foreign)	3,228,725	1,846
*	Electricity Generating PCL	266,109	1,692
*	OBI Pharma Inc.	179,000	1,682
*	True Corp. PCL (Local)	8,399,933	1,588
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,504
	Land & Houses PCL NVDR	4,749,500	1,413
*	IRPC PCL	8,358,728	1,352
*	Ratchaburi Electricity Generating Holding PCL (Local)	887,345	1,282
*	Land & Houses PCL (Local)	4,145,156	1,233
*	True Corp. PCL (Foreign)	6,267,753	1,185
	Berli Jucker PCL (Foreign)	887,580	1,116
	Glow Energy PCL (Foreign)	465,500	1,103
*	Delta Electronics Thailand PCL (Local)	411,110	1,093
	Bangkok Life Assurance PCL	724,802	1,010
^	IRPC PCL (Foreign)	5,950,900	962
^	Delta Electronics Thailand PCL (Foreign)	339,900	904
	Electricity Generating PCL (Foreign)	130,500	830
*	Berli Jucker PCL (Local)	658,935	829
	Banpu PCL	1,371,478	761
^	Total Access Communication PCL (Foreign)	587,700	704
*	Intouch Holdings PCL (Local)	441,257	682
*	Thai Union Group PCL	1,009,005	621
*	BEC World PCL	1,075,810	581
*	Thai Oil PCL	250,683	565
*	Glow Energy PCL	209,364	496
	Siam City Cement PCL (Foreign)	57,200	458
*	Thai Airways International PCL	822,422	406
*,^	Thai Airways International PCL (Foreign)	676,002	334
*	Siam City Cement PCL (Local)	39,768	318
	BEC World PCL (Foreign)	573,400	310
*	Total Access Communication PCL (Local)	251,623	302
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	271

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Advanced Info Service PCL (Local)	50,214	254
^	Total Access Communication PCL	197,900	237
*	PTT Exploration and Production PCL (Local)	53,522	150
^	Land & Houses PCL (Foreign)	478,520	144
*	Minor International PCL (Foreign)	99,236	107
*	Siam City Cement PCL Rights Exp. 05/15/2017	28,668	22
			207,512
Turkey (0.3%)
*	Turkiye Garanti Bankasi AS	3,501,158	9,451
	Akbank TAS	3,363,534	9,003
	BIM Birlesik Magazalar AS	335,024	5,473
*	Tupras Turkiye Petrol Rafinerileri AS	182,981	4,609
*	KOC Holding AS	932,153	4,381
*	Turkcell Iletisim Hizmetleri AS	1,181,053	4,132
*	Turkiye Is Bankasi	2,012,764	3,972
	Eregli Demir ve Celik Fabrikalari TAS	1,993,860	3,652
*	Haci Omer Sabanci Holding AS (Bearer)	1,194,005	3,556
*	Turkiye Halk Bankasi AS	932,845	3,093
	Turkiye Vakiflar Bankasi TAO	1,534,643	2,622
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,912,151	2,418
*	Arcelik AS	261,992	1,747
	Anadolu Efes Biracilik Ve Malt Sanayii AS	296,623	1,672
*	Yapi ve Kredi Bankasi AS	1,269,945	1,540
*	Tofas Turk Otomobil Fabrikasi AS	179,896	1,498
*	Turk Hava Yollari AO	853,976	1,456
	Turk Telekomunikasyon AS	768,694	1,380
	Aselsan Elektronik Sanayi Ve Ticaret AS	238,934	1,314
*	Ulker Biskuvi Sanayi AS	230,816	1,311
	Enka Insaat ve Sanayi AS	838,048	1,288
	Petkim Petrokimya Holding AS	882,525	1,220
	Ford Otomotiv Sanayi AS	101,954	1,133
	Turkiye Sise ve Cam Fabrikalari AS	854,837	1,073
	Coca-Cola Icecek AS	104,378	1,062
	TAV Havalimanlari Holding AS	201,666	840
	Turkiye Sinai Kalkinma Bankasi AS	1,273,740	541
*	Turk Traktor ve Ziraat Makineleri AS	19,938	438
*	Koza Altin Isletmeleri AS	68,260	371
*	Aygaz AS	87,721	350
*	Migros Ticaret AS	43,882	300
	Akcansa Cimento AS	48,972	169
			77,065
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	2,619,827	12,441
	National Bank of Abu Dhabi PJSC	3,906,053	11,687
*	Emaar Properties PJSC	5,302,196	10,354
	Abu Dhabi Commercial Bank PJSC	2,741,686	5,165
	DP World Ltd.	247,543	5,057
	Dubai Islamic Bank PJSC	1,838,654	2,939
	Aldar Properties PJSC	4,713,849	2,744
	Union National Bank PJSC	1,676,170	2,286
*	Emaar Malls PJSC	3,084,792	2,159
*	DAMAC Properties Dubai Co. PJSC	2,582,404	1,800
*	Dubai Investments PJSC	2,302,657	1,325
*	DXB Entertainments PJSC	4,813,081	1,264
	Air Arabia PJSC	3,270,191	926
*	Arabtec Holding PJSC	3,289,875	805
*	Dubai Financial Market PJSC	2,296,512	718
	Al Waha Capital PJSC	1,383,504	704
*	Dana Gas PJSC	5,534,651	663
*	Union Properties PJSC	1,419,520	390
*	Deyaar Development PJSC	2,069,349	304
			63,731

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
United Kingdom (12.7%)
	HSBC Holdings plc	30,448,577	251,089
	British American Tobacco plc	2,830,182	191,217
	Royal Dutch Shell plc Class A	6,724,479	174,625
	BP plc	28,974,571	165,869
	Royal Dutch Shell plc Class B	5,686,647	151,305
	GlaxoSmithKline plc	7,455,288	150,059
	AstraZeneca plc	1,915,938	114,745
	Diageo plc	3,823,614	111,295
	Vodafone Group plc	40,329,118	103,874
	Unilever plc	1,831,851	94,246
	Lloyds Banking Group plc	102,555,229	92,149
	Reckitt Benckiser Group plc	954,426	87,939
	Prudential plc	3,914,858	86,886
	National Grid plc	5,724,977	74,129
	Rio Tinto plc	1,836,038	72,432
	Imperial Brands plc	1,462,244	71,611
	Barclays plc	25,675,453	70,310
*	Glencore plc	17,703,354	69,577
	Shire plc	952,405	56,153
	Compass Group plc	2,499,966	50,476
	BT Group plc	12,704,157	50,117
	BHP Billiton plc	3,206,653	48,886
	Aviva plc	6,138,014	41,741
	WPP plc	1,941,547	41,575
	CRH plc (London Shares)	1,110,927	40,506
	BAE Systems plc	4,800,228	38,987
*	Standard Chartered plc	4,076,770	38,099
	RELX NV (London Shares)	1,638,257	33,215
	Experian plc	1,427,628	30,712
*	Tesco plc	12,326,647	29,254
	Legal & General Group plc	9,003,759	28,696
*	Anglo American plc	1,985,959	28,434
	SSE plc	1,543,373	27,803
	Rolls-Royce Holdings plc	2,514,414	26,430
	Shire plc ADR	138,156	24,448
	Wolseley plc	382,364	24,302
	Smith & Nephew plc	1,340,665	22,026
	Centrica plc	8,319,977	21,320
	London Stock Exchange Group plc	476,541	20,880
	Sky plc	1,588,519	20,407
	Associated British Foods plc	528,519	19,243
	Old Mutual plc	7,426,535	18,652
*	Royal Bank of Scotland Group plc	5,018,991	17,231
	Land Securities Group plc	1,192,242	17,075
	Carnival plc	275,649	16,989
	Ashtead Group plc	764,964	16,138
	Bunzl plc	506,570	15,792
	InterContinental Hotels Group plc	297,876	15,788
	ITV plc	5,697,463	15,495
	Kingfisher plc	3,428,757	15,169
	3i Group plc	1,454,121	14,944
	Whitbread plc	277,510	14,499
	Mondi plc	556,826	14,406
	Sage Group plc	1,627,586	14,128
	Standard Life plc	2,996,062	14,102
	Persimmon plc	464,226	14,007
	Burberry Group plc	669,824	13,998
	Paddy Power Betfair plc	124,674	13,884
	British Land Co. plc	1,552,357	13,200
	United Utilities Group plc	1,034,526	13,037
	Intertek Group plc	244,933	12,891
	Taylor Wimpey plc	4,957,376	12,841
	Smiths Group plc	596,187	12,674

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Randgold Resources Ltd.	140,836	12,389
	DCC plc	133,860	12,360
	GKN plc	2,599,742	12,082
	Next plc	214,498	11,957
	RSA Insurance Group plc	1,541,732	11,894
	International Consolidated Airlines Group SA (London Shares)	1,633,952	11,846
	Marks & Spencer Group plc	2,475,887	11,751
	St. James's Place plc	784,383	11,659
	Barratt Developments plc	1,530,547	11,485
	Johnson Matthey plc	294,230	11,349
	Micro Focus International plc	337,734	11,316
2	Worldpay Group plc	2,849,356	11,066
	Severn Trent plc	357,615	10,765
	Informa plc	1,249,976	10,393
	Pearson plc	1,243,921	10,261
	Wm Morrison Supermarkets plc	3,291,167	10,224
	Smurfit Kappa Group plc	360,223	9,628
	Croda International plc	196,356	9,571
	Segro plc	1,520,520	9,564
	Direct Line Insurance Group plc	2,086,500	9,429
	Provident Financial plc	226,787	9,413
	G4S plc	2,360,274	9,320
	Hammerson plc	1,211,814	9,220
	J Sainsbury plc	2,560,575	9,130
	Rentokil Initial plc	2,764,195	8,912
	Melrose Industries plc	2,871,374	8,790
	Weir Group plc	328,961	8,476
	Berkeley Group Holdings plc	195,704	8,254
	Coca-Cola HBC AG	297,169	8,244
	DS Smith plc	1,438,779	8,044
	Travis Perkins plc	379,590	7,917
	Admiral Group plc	301,888	7,861
	Halma plc	567,769	7,743
2	Auto Trader Group plc	1,467,562	7,622
	Rightmove plc	137,287	7,443
	Inmarsat plc	687,706	7,273
	Capita plc	1,003,320	7,232
	Royal Mail plc	1,386,767	7,231
	Inchcape plc	646,599	7,153
	Schroders plc	171,856	7,097
	Investec plc	956,277	7,085
	Meggitt plc	1,181,783	7,077
2	Merlin Entertainments plc	1,071,575	7,014
	IMI plc	421,849	6,987
	TUI AG (London Shares)	478,628	6,963
	Tate & Lyle plc	706,997	6,933
	Pennon Group plc	623,565	6,918
	Bellway plc	186,422	6,871
	Dixons Carphone plc	1,526,863	6,633
	Hargreaves Lansdown plc	370,787	6,620
	RPC Group plc	629,549	6,613
	Booker Group plc	2,551,289	6,410
	Cobham plc	3,685,198	6,323
	Mediclinic International plc	591,794	6,292
*	Just Eat plc	841,482	6,290
	Derwent London plc	154,544	5,891
	Antofagasta plc	542,038	5,881
	John Wood Group plc	566,307	5,567
	Howden Joinery Group plc	925,635	5,550
	Aberdeen Asset Management plc	1,509,393	5,454
	CRH plc (Dublin Shares)	146,754	5,345
	Hikma Pharmaceuticals plc	211,332	5,303
	Polymetal International plc	391,388	5,145
	William Hill plc	1,341,525	5,097

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
	easyJet plc			331,712	5,018
*	CYBG plc			1,357,041	4,954
	Fresnillo plc			258,383	4,858
	Intu Properties plc			1,346,925	4,811
	Henderson Group plc			1,597,773	4,779
	Capital & Counties Properties plc			1,143,251	4,675
	Babcock International Group plc			385,791	4,494
	Petrofac Ltd.			401,570	4,232
	Aggreko plc			363,105	4,174
	Daily Mail & General Trust plc			413,494	3,831
	Ashmore Group plc			587,607	2,648

					3,806,107

Total Common Stocks (Cost $27,113,551)					29,661,630

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
5,6	Vanguard Market Liquidity Fund	1.034%		6,354,817	635,609

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	0.566%	5/4/17	4,300	4,300
7	United States Treasury Bill	0.587%-0.591%	5/18/17	5,000	4,998
7	United States Treasury Bill	0.618%	5/25/17	6,000	5,997

					15,295

Total Temporary Cash Investments (Cost $650,847)					650,904

Total Investments (101.5%) (Cost $27,764,398)					30,312,534
Other Assets and Liabilities—Net (-1.5%)[6]					(454,940)

Net Assets (100%)					29,857,594

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $495,170,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $208,314,000, representing
0.7% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $542,166,000 of collateral received for securities on loan.
7 Securities with a value of $10,781,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (98.9%)[1]
Australia (4.2%)
	Qube Holdings Ltd.	2,014,899	3,961
	Link Administration Holdings Ltd.	638,626	3,691
	JB Hi-Fi Ltd.	199,255	3,681
	Investa Office Fund	991,888	3,526
	nib holdings Ltd.	781,352	3,509
	Northern Star Resources Ltd.	1,060,822	3,449
	BT Investment Management Ltd.	369,265	3,299
	Evolution Mining Ltd.	1,879,069	3,266
	carsales.com Ltd.	367,253	3,221
	Charter Hall Group	752,084	3,195
	GrainCorp Ltd. Class A	400,968	2,674
*	Mayne Pharma Group Ltd.	2,581,660	2,596
	IRESS Ltd.	254,200	2,367
	Washington H Soul Pattinson & Co. Ltd.	164,284	2,316
	InvoCare Ltd.	199,107	2,172
	Independence Group NL	882,284	2,162
	Primary Health Care Ltd.	849,842	2,155
	Regis Resources Ltd.	820,121	2,037
	Mineral Resources Ltd.	247,467	1,979
	Bapcor Ltd.	505,678	1,977
	Aveo Group	835,035	1,970
	Charter Hall Retail REIT	586,800	1,964
	Breville Group Ltd.	243,690	1,952
	BWP Trust	875,613	1,914
	G8 Education Ltd.	674,609	1,867
^	Blackmores Ltd.	23,356	1,863
*	St. Barbara Ltd.	882,857	1,810
	Cromwell Property Group	2,486,316	1,805
	Steadfast Group Ltd.	882,518	1,794
	Sigma Pharmaceuticals Ltd.	1,889,142	1,769
	Cleanaway Waste Management Ltd.	1,858,274	1,765
	Super Retail Group Ltd.	249,242	1,760
	Navitas Ltd.	506,815	1,740
	Pact Group Holdings Ltd.	320,361	1,691
2	MYOB Group Ltd.	613,026	1,614
	Spotless Group Holdings Ltd.	1,938,612	1,566
	Monadelphous Group Ltd.	167,091	1,562
	Reliance Worldwide Corp. Ltd.	679,337	1,548
	Abacus Property Group	591,559	1,528
	Costa Group Holdings Ltd.	457,771	1,503
	Seven Group Holdings Ltd.	172,157	1,428
	Beach Energy Ltd.	2,589,473	1,422
	Webjet Ltd.	165,876	1,412
	Brickworks Ltd.	127,326	1,403
	Southern Cross Media Group Ltd.	1,439,974	1,392
	GUD Holdings Ltd.	148,951	1,386
	ARB Corp. Ltd.	117,294	1,360
*	NEXTDC Ltd.	431,443	1,341
	Premier Investments Ltd.	136,598	1,340
	Viva Energy REIT	713,542	1,288
	Ardent Leisure Group	841,383	1,278
	GWA Group Ltd.	545,622	1,274
	Australian Pharmaceutical Industries Ltd.	747,375	1,246
	Eclipx Group Ltd.	423,874	1,223
	APN Outdoor Group Ltd.	299,714	1,222
	Automotive Holdings Group Ltd.	434,083	1,211
	Myer Holdings Ltd.	1,442,470	1,199
	Altium Ltd.	195,373	1,198
	Sandfire Resources NL	272,307	1,179
	Genworth Mortgage Insurance Australia Ltd.	466,497	1,147
	Nine Entertainment Co. Holdings Ltd.	1,244,996	1,146

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	McMillan Shakespeare Ltd.	113,239	1,145
	Mantra Group Ltd.	536,602	1,132
	Tassal Group Ltd.	335,057	1,119
	Retail Food Group Ltd.	272,865	1,115
*	SpeedCast International Ltd.	384,196	1,093
*,^	Mesoblast Ltd.	459,147	1,083
*	Galaxy Resources Ltd.	3,394,096	1,080
	Technology One Ltd.	260,745	1,065
	Credit Corp. Group Ltd.	77,656	1,057
	FlexiGroup Ltd.	606,056	1,055
	Bega Cheese Ltd.	234,253	1,051
*,^	Aconex Ltd.	313,422	1,028
	Corporate Travel Management Ltd.	66,523	1,014
	National Storage REIT	903,262	1,007
*	Australian Agricultural Co. Ltd.	775,914	1,001
	Sirtex Medical Ltd.	84,733	984
	Growthpoint Properties Australia Ltd.	382,935	937
*	Saracen Mineral Holdings Ltd.	1,327,356	937
	Estia Health Ltd.	407,755	934
*	Nanosonics Ltd.	393,263	930
	oOh!media Ltd.	274,448	926
	Folkestone Education Trust	415,849	903
	Resolute Mining Ltd.	949,659	882
^	IPH Ltd.	244,522	873
	Gateway Lifestyle	544,485	869
	Asaleo Care Ltd.	639,261	858
	APN News & Media Ltd.	448,339	836
	Greencross Ltd.	162,415	826
*,^	Orocobre Ltd.	339,778	801
*	Infigen Energy	1,123,041	799
*	Gold Road Resources Ltd.	1,558,974	771
	SmartGroup Corp. Ltd.	159,566	771
^	Regis Healthcare Ltd.	228,189	766
	Arena REIT	473,854	755
*	Western Areas Ltd.	447,385	743
*	Syrah Resources Ltd.	419,984	716
	IDP Education Ltd.	202,346	697
	Collins Foods Ltd.	175,344	688
*	Elders Ltd.	200,290	667
	Japara Healthcare Ltd.	408,911	633
	Tox Free Solutions Ltd.	381,163	631
*,^	Quintis Ltd.	686,147	617
	Ingenia Communities Group	275,902	565
	GDI Property Group	713,918	562
	Centuria Industrial REIT	305,743	561
	BWX Ltd.	139,584	555
	Hotel Property Investments	242,527	537
	SeaLink Travel Group Ltd.	165,088	536
	Programmed Maintenance Services Ltd.	415,339	535
*	Superloop Ltd.	289,099	528
	WiseTech Global Ltd.	121,067	526
	Select Harvests Ltd.	126,042	513
*,^	Pilbara Minerals Ltd.	2,010,973	512
	SG Fleet Group Ltd.	180,524	490
*	Blue Sky Alternative Investments Ltd.	81,216	487
	Cabcharge Australia Ltd.	244,153	481
	WPP AUNZ Ltd.	549,689	479
*	Cardno Ltd.	475,566	474
*,^	Senex Energy Ltd.	1,897,693	453
	Virtus Health Ltd.	103,788	453
*	RCR Tomlinson Ltd.	206,299	438
*,^	Liquefied Natural Gas Ltd.	826,406	411
*,^	Highfield Resources Ltd.	517,665	410
^	Bellamy's Australia Ltd.	106,493	409

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Village Roadshow Ltd.	149,140	405
	OFX Group Ltd.	376,781	405
	MACA Ltd.	322,507	401
*,^	Lynas Corp. Ltd.	5,807,072	395
*	Vita Group Ltd.	230,651	393
*,^	Perseus Mining Ltd.	1,751,659	387
*,^	Karoon Gas Australia Ltd.	349,978	387
	Astro Japan Property Group	73,917	369
*,^	Beadell Resources Ltd.	2,086,137	358
	Cedar Woods Properties Ltd.	88,814	356
	RCG Corp. Ltd.	549,050	341
^	Ainsworth Game Technology Ltd.	222,128	309
*	Mount Gibson Iron Ltd.	1,147,906	309
*	Starpharma Holdings Ltd.	545,407	302
	Thorn Group Ltd.	275,818	265
^	iSentia Group Ltd.	234,970	255
	NZME Ltd.	411,453	254
*	AWE Ltd.	739,287	251
	ERM Power Ltd.	274,157	249
*	Billabong International Ltd.	260,605	217
*,^	Paladin Energy Ltd.	2,658,601	209
*	Watpac Ltd.	358,383	197
	Decmil Group Ltd.	300,392	176
	SMS Management & Technology Ltd.	146,276	175
	Cash Converters International Ltd.	704,790	145
*	MMA Offshore Ltd.	854,665	141
	Reject Shop Ltd.	43,549	139
	CSG Ltd.	332,815	120
*	Ten Network Holdings Ltd.	435,109	88
*,^	Arrium Ltd.	4,377,411	72
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	Kingsgate Consolidated Ltd.	3,264	1
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
*	DSHE Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			176,099
Austria (0.9%)
	Wienerberger AG	212,467	4,974
	BUWOG AG	167,548	4,525
	IMMOFINANZ AG	1,801,083	3,744
*	Lenzing AG	18,245	3,401
	CA Immobilien Anlagen AG	131,758	2,885
*	Oesterreichische Post AG	59,476	2,523
*,^	Verbund AG	118,968	1,975
^	Mayr Melnhof Karton AG	14,898	1,803
	UNIQA Insurance Group AG	192,389	1,605
	RHI AG	48,239	1,405
	Schoeller-Bleckmann Oilfield Equipment AG	19,338	1,350
	S IMMO AG	95,234	1,245
	Strabag SE	28,143	1,151
	Zumtobel Group AG	49,248	1,026
^	DO & CO AG	11,891	803
	Palfinger AG	18,241	744
	EVN AG	51,231	679
*	Porr AG	17,977	643
*	Flughafen Wien AG	15,813	574
	Kapsch TrafficCom AG	8,925	437
^	Semperit AG Holding	16,341	436
			37,928
Belgium (1.2%)
	Ontex Group NV	139,180	4,644
	Cofinimmo SA	34,827	4,215
	Melexis NV	38,606	3,218

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bekaert SA	62,439	3,143
*	KBC Ancora	65,865	3,135
*	Warehouses De Pauw CVA	29,493	2,822
	Elia System Operator SA/NV	50,461	2,677
	D'ieteren SA/NV	49,725	2,426
	Aedifica SA	27,594	2,169
	Ion Beam Applications	35,399	2,101
	Gimv NV	31,677	1,933
	Befimmo SA	32,768	1,912
	Econocom Group SA/NV	116,498	1,873
	Euronav NV	228,188	1,811
	Cie d'Entreprises CFE	12,356	1,801
*	Tessenderlo Chemie NV (Voting Shares)	42,147	1,730
*	AGFA-Gevaert NV	307,676	1,562
	Barco NV	15,449	1,522
	Kinepolis Group NV	24,649	1,423
*	Orange Belgium SA	50,649	1,057
*,^	Nyrstar (Voting Shares)	168,788	955
	EVS Broadcast Equipment SA	16,923	682
	Van de Velde NV	11,777	647
*	Wereldhave Belgium NV	4,443	484
			49,942
Brazil (1.2%)
	Qualicorp SA	394,500	2,809
	Bradespar SA Preference Shares	406,500	2,542
	MRV Engenharia e Participacoes SA	496,400	2,493
	Fleury SA	138,856	2,298
	TOTVS SA	257,900	2,259
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	469,000	1,950
	Cia Energetica de Sao Paulo Preference Shares	320,400	1,827
	CVC Brasil Operadora e Agencia de Viagens SA	177,800	1,734
*	Metalurgica Gerdau SA Preference Shares Class A	1,175,200	1,703
	Cia Hering	245,200	1,701
	Duratex SA	521,500	1,467
	Cia de Saneamento do Parana Preference Shares	443,200	1,435
*	Alupar Investimento SA	232,709	1,382
	Banco do Estado do Rio Grande do Sul SA Preference Shares	298,950	1,338
	Cia de Saneamento de Minas Gerais-COPASA	113,570	1,288
*	Iguatemi Empresa de Shopping Centers SA	110,700	1,157
	Linx SA	194,634	1,086
	Aliansce Shopping Centers SA	224,203	1,065
	Grendene SA	137,064	1,064
*	B2W Cia Digital Common Shares	246,500	1,039
	EcoRodovias Infraestrutura e Logistica SA	343,600	1,022
	Alpargatas SA Preference Shares	243,602	1,021
	Iochpe Maxion SA	180,190	949
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	184,618	875
	Via Varejo SA	232,500	872
*	Light SA	123,500	850
	Arezzo Industria e Comercio SA	72,600	771
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	108,911	770
*	Marfrig Global Foods SA	316,012	719
*	Minerva SA	223,000	710
	Marcopolo SA Preference Shares	929,180	703
	Ez Tec Empreendimentos e Participacoes SA	99,205	635
	FPC Par Corretora de Seguros SA	103,900	619
*	Gol Linhas Aereas Inteligentes SA Preference Shares	186,200	589
	Tupy SA	120,731	580
*	Magnesita Refratarios SA	61,840	529
	SLC Agricola SA	78,400	484
	Mahle-Metal Leve SA	72,900	464
*	BR Properties SA	153,000	455
*	Randon Participacoes SA Preference Shares	307,288	455
	Dimed SA Distribuidora da Medicamentos	2,489	455

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Even Construtora e Incorporadora SA	323,522	453
2	Ser Educacional SA	55,700	430
*	QGEP Participacoes SA	191,600	384
	Guararapes Confeccoes SA	13,100	369
*	Cia Energetica do Ceara Preference Shares	24,142	357
*	B2W Cia Digital	75,964	314
*	GAEC Educacao SA	74,162	313
*	Santos Brasil Participacoes SA	398,930	295
*	Sonae Sierra Brasil SA	39,300	269
*	Gafisa SA	46,768	268
	Direcional Engenharia SA	123,294	237
*	Marisa Lojas SA	81,290	214
*	JSL SA	81,400	181
*	Construtora Tenda SA	46,768	130
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	3,570	1
			52,379
Canada (12.8%)
	Open Text Corp.	469,990	16,296
	Dollarama Inc.	180,977	15,843
	CCL Industries Inc. Class B	58,370	13,512
	First Quantum Minerals Ltd.	1,236,359	11,783
	Gildan Activewear Inc.	412,095	11,553
	Onex Corp.	145,208	10,477
	Keyera Corp.	332,380	9,199
*	Seven Generations Energy Ltd. Class A	491,599	8,704
	H&R REIT	506,371	8,591
^	PrairieSky Royalty Ltd.	383,872	8,366
	Industrial Alliance Insurance & Financial Services Inc.	188,541	7,954
*	Kinross Gold Corp.	2,221,673	7,731
	Methanex Corp.	161,756	7,433
	CAE Inc.	479,396	7,322
	AltaGas Ltd.	302,355	6,776
^	Vermilion Energy Inc.	190,006	6,690
	WSP Global Inc.	180,332	6,570
	Algonquin Power & Utilities Corp.	655,190	6,206
	Veresen Inc.	555,090	6,193
	Element Fleet Management Corp.	684,272	6,010
	Lundin Mining Corp.	1,126,456	6,008
^	Canadian Apartment Properties REIT	237,161	5,884
^	Finning International Inc.	305,709	5,814
*	Bombardier Inc. Class B	3,466,400	5,358
	Ritchie Bros Auctioneers Inc.	158,569	5,199
	Atco Ltd.	134,070	4,878
	Stantec Inc.	189,801	4,871
^	Peyto Exploration & Development Corp.	260,510	4,740
	Canadian REIT	128,203	4,638
	Smart REIT	194,954	4,622
	West Fraser Timber Co. Ltd.	102,514	4,607
	Eldorado Gold Corp.	1,259,615	4,605
	Yamana Gold Inc.	1,689,199	4,541
	Quebecor Inc. Class B	148,359	4,529
^	Whitecap Resources Inc.	631,433	4,468
	Toromont Industries Ltd.	124,941	4,445
^	Enbridge Income Fund Holdings Inc.	180,208	4,422
	Tahoe Resources Inc.	543,968	4,407
^	Cineplex Inc.	111,329	4,382
*	B2Gold Corp.	1,706,117	4,287
	Pan American Silver Corp.	254,999	4,276
	Empire Co. Ltd.	275,567	4,245
	Allied Properties REIT	148,310	3,980
*	Detour Gold Corp.	312,627	3,951
	TMX Group Ltd.	69,420	3,922
*	Ivanhoe Mines Ltd.	1,114,804	3,912
	Linamar Corp.	91,437	3,888

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Alamos Gold Inc. Class A	537,021	3,844
	Chartwell Retirement Residences	334,745	3,811
	FirstService Corp.	60,495	3,765
	Parkland Fuel Corp.	172,588	3,755
*,^	Amaya Inc.	208,316	3,701
	OceanaGold Corp.	1,116,472	3,640
^	DH Corp.	191,328	3,559
	TFI International Inc.	162,027	3,528
^	Northland Power Inc.	198,428	3,508
	Maple Leaf Foods Inc.	137,092	3,432
	Gibson Energy Inc.	248,407	3,368
*	IAMGOLD Corp.	810,230	3,348
	Cominar REIT	322,232	3,340
	New Flyer Industries Inc.	89,655	3,340
*	Parex Resources Inc.	263,862	3,276
	Cott Corp.	248,989	3,276
	MacDonald Dettwiler & Associates Ltd.	65,230	3,221
*	Descartes Systems Group Inc.	137,731	3,178
^	Canadian Western Bank	160,208	3,149
	ShawCor Ltd.	124,949	3,135
	Capital Power Corp.	170,999	3,117
	Colliers International Group Inc.	63,575	3,113
	Enerplus Corp.	430,657	3,108
*	Celestica Inc.	215,696	3,073
	Emera Inc.	87,842	3,041
	Granite REIT	83,349	2,989
	Premium Brands Holdings Corp.	47,756	2,989
	Enercare Inc.	185,232	2,942
*	New Gold Inc.	1,035,305	2,935
^	Dream Office REIT	195,859	2,788
	TransAlta Corp.	524,765	2,687
^	Artis REIT	267,239	2,659
*	Pretium Resources Inc.	259,126	2,568
	Hudbay Minerals Inc.	422,925	2,525
^	Superior Plus Corp.	262,474	2,513
	First Capital Realty Inc.	172,603	2,509
	Stella-Jones Inc.	77,463	2,454
*	Torex Gold Resources Inc.	143,298	2,427
	Laurentian Bank of Canada	58,977	2,413
*,^	First Majestic Silver Corp.	292,855	2,381
*	Raging River Exploration Inc.	403,045	2,353
	Norbord Inc.	75,837	2,348
^	Boardwalk REIT	67,821	2,288
	Winpak Ltd.	51,884	2,217
	Enerflex Ltd.	155,854	2,197
*	Silver Standard Resources Inc.	211,142	2,178
	Russel Metals Inc.	109,727	2,104
*	Canfor Corp.	139,848	2,100
	Canadian Energy Services & Technology Corp.	443,274	2,094
	Jean Coutu Group PJC Inc. Class A	127,066	2,079
	Corus Entertainment Inc. Class B	211,393	2,075
*	Precision Drilling Corp.	514,577	2,047
*	Advantage Oil & Gas Ltd.	323,812	2,038
	Transcontinental Inc. Class A	113,034	2,016
	Osisko Gold Royalties Ltd.	188,256	2,005
*	Endeavour Mining Corp.	119,848	1,977
	Innergex Renewable Energy Inc.	193,474	1,976
	Centerra Gold Inc.	381,397	1,970
	Birchcliff Energy Ltd.	382,395	1,964
	Mullen Group Ltd.	177,569	1,947
^	Hudson's Bay Co.	211,398	1,933
	North West Co. Inc.	81,552	1,924
	Westshore Terminals Investment Corp.	106,841	1,868
^	TransAlta Renewables Inc.	162,660	1,858

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	ECN Capital Corp.	680,776	1,855
	Aimia Inc.	274,025	1,835
*	MEG Energy Corp.	403,425	1,826
^	Genworth MI Canada Inc.	72,056	1,789
	Dominion Diamond Corp.	146,754	1,784
*	NovaGold Resources Inc.	424,242	1,759
*,^	ProMetic Life Sciences Inc.	1,111,470	1,759
	Secure Energy Services Inc.	269,185	1,753
	Pason Systems Inc.	116,612	1,732
^	Northview Apartment REIT	95,948	1,599
	Enghouse Systems Ltd.	33,974	1,490
^	Just Energy Group Inc.	243,321	1,487
*	Sierra Wireless Inc.	57,608	1,458
	Cascades Inc.	119,374	1,438
*	ATS Automation Tooling Systems Inc.	147,019	1,402
*	Great Canadian Gaming Corp.	77,184	1,378
^	TORC Oil & Gas Ltd.	311,935	1,357
*	Penn West Petroleum Ltd.	894,819	1,344
*	NuVista Energy Ltd.	296,501	1,336
*	SEMAFO Inc.	576,839	1,327
*	Kelt Exploration Ltd.	262,081	1,290
^	Extendicare Inc.	175,730	1,286
	Aecon Group Inc.	107,236	1,272
^	Ensign Energy Services Inc.	226,657	1,260
*	Paramount Resources Ltd. Class A	96,651	1,233
*,^	Baytex Energy Corp.	406,863	1,231
*	Air Canada Class B	124,800	1,188
	Nevsun Resources Ltd.	516,887	1,147
*	Gran Tierra Energy Inc. (Toronto Shares)	446,521	1,125
	Dorel Industries Inc. Class B	45,445	1,092
	Cogeco Communications Inc.	18,222	1,043
	Martinrea International Inc.	135,538	1,035
*,^	Pengrowth Energy Corp.	952,112	914
	AutoCanada Inc.	48,221	829
^	Bonterra Energy Corp.	56,790	805
*	Crew Energy Inc.	252,038	759
*,^	Athabasca Oil Corp.	724,693	733
	Morguard REIT	65,174	730
^	Home Capital Group Inc. Class B	116,617	687
*	Alacer Gold Corp.	411,404	651
*	China Gold International Resources Corp. Ltd.	429,088	638
*	Gran Tierra Energy Inc.	250,760	632
^	Sprott Inc.	255,504	440
^	First National Financial Corp.	24,357	411
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	7
*	Great Basin Gold Ltd.	345,634	1
*	Pacific Exploration and Production Corp.	4	—
			536,196
Chile (0.2%)
	Engie Energia Chile SA	918,425	1,682
	Vina Concha y Toro SA	965,204	1,561
	Ripley Corp. SA	2,006,290	1,458
*	CAP SA	132,223	1,381
	Inversiones Aguas Metropolitanas SA	831,977	1,315
	Inversiones La Construccion SA	63,296	873
*	Cia Sud Americana de Vapores SA	21,914,544	859
	Forus SA	143,849	578
			9,707
China (2.7%)
	Sihuan Pharmaceutical Holdings Group Ltd.	7,742,000	3,441
	Intime Retail Group Co. Ltd.	2,554,737	3,232
	BYD Electronic International Co. Ltd.	1,460,411	2,229
*	Chinasoft International Ltd.	3,595,696	2,159
	Skyworth Digital Holdings Ltd.	3,646,497	2,116

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tong Ren Tang Technologies Co. Ltd.	1,171,874	1,972
*	Future Land Holdings Co. Ltd. Class A	820,462	1,855
	CIFI Holdings Group Co. Ltd.	5,000,000	1,805
*,^	China Shanshui Cement Group Ltd.	1,992,757	1,611
*,^,2	Cogobuy Group	1,056,000	1,519
*,^	Kingdee International Software Group Co. Ltd.	3,457,804	1,460
*,^	Digital China Holdings Ltd.	1,771,671	1,457
	Wuxi Little Swan Co. Ltd. Class B	347,126	1,423
*,^	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,101,841	1,414
	Logan Property Holdings Co. Ltd.	2,303,468	1,319
	China Lesso Group Holdings Ltd.	1,626,698	1,295
	Tianneng Power International Ltd.	1,394,000	1,220
	Powerlong Real Estate Holdings Ltd.	2,587,000	1,217
	Yuzhou Properties Co. Ltd.	2,624,000	1,196
^	NetDragon Websoft Holdings Ltd.	409,463	1,188
	Yuexiu Transport Infrastructure Ltd.	1,532,000	1,181
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,363,500	1,165
	C C Land Holdings Ltd.	4,479,000	1,151
	Central China Securities Co. Ltd.	2,127,523	1,128
	China Water Affairs Group Ltd.	1,659,600	1,109
*	Skyway Securities Group Ltd.	21,369,342	1,098
	Tibet Water Resources Ltd.	2,605,006	1,087
^	Hisense Kelon Electrical Holdings Co. Ltd. Class A	773,173	1,080
	Fufeng Group Ltd.	1,588,864	1,080
2	Fu Shou Yuan International Group Ltd.	1,690,000	1,075
^	China Maple Leaf Educational Systems Ltd.	1,196,000	1,046
2	Hua Hong Semiconductor Ltd.	727,000	1,031
	Greatview Aseptic Packaging Co. Ltd.	1,975,000	1,023
	Harbin Electric Co. Ltd.	1,669,813	1,021
	Sinopec Kantons Holdings Ltd.	1,997,962	1,018
*,^	Lifetech Scientific Corp.	3,938,058	1,012
	Beijing Capital Land Ltd.	2,052,000	996
	Vinda International Holdings Ltd.	481,873	978
*,^	Landing International Development Ltd.	109,177,810	925
*,^	Carnival Group International Holdings Ltd.	8,950,000	920
	Lonking Holdings Ltd.	3,283,313	914
	Future Land Development Holdings Ltd.	3,000,000	886
	China SCE Property Holdings Ltd.	2,312,000	873
	SSY Group Ltd.	2,273,324	870
*,2	Qingdao Port International Co. Ltd.	1,597,000	850
	Bank of Chongqing Co. Ltd.	1,013,800	845
	China ZhengTong Auto Services Holdings Ltd.	1,515,500	832
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	2,838,617	828
*	China Overseas Grand Oceans Group Ltd.	1,579,000	809
^	PAX Global Technology Ltd.	1,290,062	798
	Xtep International Holdings Ltd.	1,968,379	784
^	CT Environmental Group Ltd.	4,159,760	775
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	725,900	729
	China Shineway Pharmaceutical Group Ltd.	598,000	723
	China Power New Energy Development Co. Ltd.	1,166,500	712
*,2	China Metal Resources Utilization Ltd.	1,832,000	702
	Chaowei Power Holdings Ltd.	1,029,000	654
	China Suntien Green Energy Corp. Ltd.	3,062,762	649
	Shanghai Diesel Engine Co. Ltd. Class B	811,500	645
^	China High Speed Transmission Equipment Group Co. Ltd.	654,300	636
*,^,2	Tian Ge Interactive Holdings Ltd.	846,000	616
	Shandong Airlines Co. Ltd. Class B	307,048	612
*	O-Net Technologies Group Ltd.	903,000	611
	Texhong Textile Group Ltd.	500,000	605
	Dah Chong Hong Holdings Ltd.	1,399,988	604
*	Glorious Property Holdings Ltd.	5,153,000	602
*,2	Haichang Ocean Park Holdings Ltd.	2,659,000	571
*	North Mining Shares Co. Ltd.	27,102,000	557
*	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	5,600,000	555

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Xingda International Holdings Ltd.	1,373,000	550
	Dongjiang Environmental Co. Ltd.	325,800	539
*,2	Ozner Water International Holding Ltd.	2,132,000	534
*	West China Cement Ltd.	3,535,200	531
	Huangshan Tourism Development Co. Ltd. Class B	353,700	525
	Poly Culture Group Corp. Ltd.	197,414	521
*	Hangzhou Steam Turbine Co. Ltd. Class B	502,412	515
*	Hi Sun Technology China Ltd.	3,060,101	514
*	China Oil & Gas Group Ltd.	7,028,000	514
	Luthai Textile Co. Ltd. Class B	424,392	498
	Weiqiao Textile Co.	686,000	492
	China Fangda Group Co. Ltd. Class B	484,700	482
*	Sinotrans Shipping Ltd.	2,099,190	472
*	China Water Industry Group Ltd.	2,084,000	471
	Tianjin Port Development Holdings Ltd.	2,673,976	471
*,^	China Modern Dairy Holdings Ltd.	2,171,000	469
	Guangdong Provincial Expressway Development Co. Ltd. Class B	584,900	462
*	Kama Co. Ltd. Class B	451,000	457
	Shanghai Jinjiang International Travel Co. Ltd. Class B	149,946	448
*	Hua Han Health Industry Holdings Ltd.	6,569,183	448
	Sinosoft Technology Group Ltd.	1,378,000	435
*	Coolpad Group Ltd.	4,660,669	431
*	China Electronics Optics Valley Union Holding Co. Ltd.	4,596,000	431
^	China All Access Holdings Ltd.	1,496,000	425
	Shanghai Industrial Urban Development Group Ltd.	1,964,000	424
*	Shang Gong Group Co. Ltd. Class B	413,500	406
*	Greenland Hong Kong Holdings Ltd.	1,243,000	401
*,^	Chiho-Tiande Group Ltd.	708,000	400
	361 Degrees International Ltd.	1,186,000	399
	Fantasia Holdings Group Co. Ltd.	2,524,500	399
*	China Huiyuan Juice Group Ltd.	1,107,000	396
*	Sany Heavy Equipment International Holdings Co. Ltd.	2,012,000	393
	Shanghai Highly Group Co. Ltd. Class B	493,700	375
	Wasion Group Holdings Ltd.	767,454	373
*	Lianhua Supermarket Holdings Co. Ltd.	866,000	373
	Qingling Motors Co. Ltd.	1,124,929	371
	Concord New Energy Group Ltd.	7,780,000	370
*	Dongyue Group Ltd.	2,095,000	369
*	Hengdeli Holdings Ltd.	3,017,765	368
^	China Singyes Solar Technologies Holdings Ltd.	761,250	356
	Tianjin Development Holdings Ltd.	560,000	352
	China Lilang Ltd.	553,000	348
	Ajisen China Holdings Ltd.	789,408	348
*	Launch Tech Co. Ltd.	245,500	347
	CPMC Holdings Ltd.	623,000	346
*	China Merchants Land Ltd.	1,854,000	345
^	China Overseas Property Holdings Ltd.	1,980,000	343
*,^	TCL Multimedia Technology Holdings Ltd.	681,842	337
	INESA Intelligent Tech Inc. Class B	438,533	335
^	Phoenix Satellite Television Holdings Ltd.	1,959,783	335
	First Tractor Co. Ltd.	612,954	330
*	Sinolink Worldwide Holdings Ltd.	3,052,000	329
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	324
	Guorui Properties Ltd.	1,083,000	321
	Welling Holding Ltd.	1,427,600	321
	Dawnrays Pharmaceutical Holdings Ltd.	544,000	319
*	Enerchina Holdings Ltd.	11,188,500	316
*	China Yurun Food Group Ltd.	2,081,000	313
2	Cosmo Lady China Holdings Co. Ltd.	1,039,131	308
*	AVIC International Holding HK Ltd.	5,506,000	308
*	China Logistics Property Holdings Co. Ltd.	832,000	302
	Eastern Communications Co. Ltd. Class B	463,250	300
*,^	Baoxin Auto Group Ltd.	638,484	295
^	Yashili International Holdings Ltd.	1,666,000	291

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	281,100	288
	Comba Telecom Systems Holdings Ltd.	1,953,959	286
*	Shanghai Zhongyida Co. Ltd. Class B	618,000	283
*	PW Medtech Group Ltd.	1,151,000	273
	Huaxin Cement Co. Ltd. Class B	341,160	272
*	China Chengtong Development Group Ltd.	4,216,000	262
	Zhonglu Co. Ltd. Class B	144,600	261
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	432,900	250
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	247
*,^	National Agricultural Holdings Ltd.	1,560,000	239
	Colour Life Services Group Co. Ltd.	404,000	239
	Xiamen International Port Co. Ltd.	1,177,000	234
	Minmetals Land Ltd.	1,918,000	234
	Xinhua Winshare Publishing and Media Co. Ltd.	261,600	232
	Tiangong International Co. Ltd.	2,289,478	226
^	China Electronics Corp. Holdings Co. Ltd.	1,202,000	225
*	Mingfa Group International Co. Ltd.	915,541	222
	Hilong Holding Ltd.	1,009,000	220
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	211
*	Shougang Concord International Enterprises Co. Ltd.	6,497,116	206
*	Capital Environment Holdings Ltd.	6,830,000	201
*	MIE Holdings Corp.	2,088,000	201
*	China Fiber Optic Network System Group Ltd.	2,215,200	199
*	SRE Group Ltd.	8,228,302	199
2	Kangda International Environmental Co. Ltd.	827,111	192
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	173
*	Loudong General Nice Resources China Holdings Ltd.	3,378,000	172
*	Xinjiang Xinxin Mining Industry Co. Ltd.	1,379,000	168
*	China Rare Earth Holdings Ltd.	2,300,548	165
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	164
*	Daphne International Holdings Ltd.	1,641,996	162
	Dalian Refrigeration Co. Ltd. Class B	194,900	154
*	Shanghai Potevio Co. Ltd. Class B	188,700	154
*	V1 Group Ltd.	4,985,484	154
*	China Soft Power Technology Holdings Ltd.	5,152,000	152
	Hefei Meiling Co. Ltd. Class B	267,360	152
*,^	Wisdom Sports Group	694,000	144
*,^	China Dynamics Holdings Ltd.	4,458,752	142
*,^	Maoye International Holdings Ltd.	1,298,459	140
	Real Nutriceutical Group Ltd.	2,323,000	136
*,^	Munsun Capital Group Ltd.	14,046,936	135
	Changchai Co. Ltd. Class B	238,200	134
*	Tech Pro Technology Development Ltd.	7,954,800	133
*,^	Boer Power Holdings Ltd.	389,000	133
*	Anxin-China Holdings Ltd.	2,621,200	130
*,^	Chongqing Iron & Steel Co. Ltd.	813,500	130
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	223,180	129
	Fiyta Holdings Ltd. Class B	130,809	117
^	E-Commodities Holdings Ltd.	863,487	113
	Shenguan Holdings Group Ltd.	1,484,000	112
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	311,323	111
*	Boshiwa International Holding Ltd.	469,000	101
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Global Bio-Chem Technology Group Co. Ltd.	3,772,000	75
*,^	China Lumena New Materials Corp.	3,950,000	63
*	China Public Procurement Ltd.	13,132,000	62
*	Real Gold Mining Ltd.	239,476	26
*	China High Precision Automation Group Ltd.	401,000	—
*,^	China Metal Recycling Holdings Ltd.	332,400	—
			112,759
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	199,956	2,107

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Avianca Holdings SA Preference Shares	610,063	552
			2,659
Czech Republic (0.0%)
	Pegas Nonwovens SA	17,736	611
*	Philip Morris CR AS	792	435
			1,046
Denmark (1.3%)
	GN Store Nord A/S	261,192	6,789
	FLSmidth & Co. A/S	87,436	5,256
	Sydbank A/S	122,279	4,448
*,2	Nets A/S	217,776	3,963
	SimCorp A/S	58,931	3,692
*	NKT Holding A/S	46,438	3,661
	Dfds A/S	55,225	3,293
*	Royal Unibrew A/S	71,319	3,103
*	Bavarian Nordic A/S	56,215	3,086
*	Topdanmark A/S	88,857	2,433
*	Schouw & Co. AB	20,954	2,157
*	Rockwool International A/S Class B	11,197	2,050
	Ambu A/S Class B	41,603	2,047
*,2	Scandinavian Tobacco Group A/S	104,049	1,817
*	Spar Nord Bank A/S	144,035	1,633
	ALK-Abello A/S	10,411	1,624
	Alm Brand A/S	113,394	929
	Matas A/S	59,641	921
*	Bang & Olufsen A/S	57,592	861
*,^	D/S Norden A/S	42,840	856
	Solar A/S Class B	9,186	532
*	OW Bunker A/S	24,023	—
			55,151
Egypt (0.1%)
*	Orascom Construction Ltd.	106,719	657
*	Medinet Nasr Housing	446,806	519
*	Palm Hills Developments SAE	2,364,491	388
*	Ezz Steel	324,524	349
	Heliopolis Housing	232,045	333
*	Oriental Weavers	314,818	327
*	Six of October Development & Investment	429,618	324
*	Pioneers Holding for Financial Investments SAE	630,936	318
	Sidi Kerir Petrochemicals Co.	249,068	253
*	Orascom Telecom Media And Technology Holding SAE	3,869,476	144
*	Citadel Capital SAE	1,629,403	90
*	South Valley Cement	331,061	89
*	Nile Cotton Ginning	31,192	11
			3,802
Finland (1.2%)
	Amer Sports Oyj	208,463	4,614
	Cargotec Oyj Class B	75,076	4,473
	Valmet Oyj	243,780	4,441
	Konecranes Oyj Class B	103,010	4,320
	Tieto Oyj	128,729	4,037
	Outokumpu Oyj	370,727	3,550
	Metsa Board Oyj	412,835	2,929
*,^	Outotec Oyj	320,083	2,375
	YIT Oyj	246,450	1,949
	Sponda Oyj	420,638	1,855
*,^	Caverion Corp.	223,025	1,823
	Uponor Oyj	93,279	1,767
	Kemira Oyj	132,238	1,692
	Citycon Oyj	672,623	1,654
	Cramo Oyj	52,236	1,356
	Sanoma Oyj	148,610	1,311
	Ramirent Oyj	114,339	1,087

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Oriola Oyj	235,230	991
	Raisio Oyj	218,834	830
	Finnair Oyj	106,640	556
*	F-Secure Oyj	108,073	402
*,^	Stockmann OYJ Abp Class B	45,482	391
			48,403
France (2.7%)
	Rubis SCA	66,042	6,709
*	Ubisoft Entertainment SA	136,616	6,472
2	Euronext NV	124,980	6,131
*,2	Elior Group	232,664	5,805
	Nexity SA	75,231	4,090
	Elis SA	181,595	3,757
	SPIE SA	131,044	3,632
	Alten SA	41,541	3,520
	Altran Technologies SA	207,023	3,474
*	Nexans SA	62,458	3,472
*,^	Vallourec SA	541,567	3,464
	Sopra Steria Group	22,900	3,433
	Technicolor SA	649,736	3,299
	Havas SA	301,303	2,787
*	DBV Technologies SA	37,318	2,667
	Metropole Television SA	116,690	2,656
	Neopost SA	61,068	2,476
*,2	Worldline SA	69,397	2,302
*,^	Television Francaise 1	185,490	2,270
*	Air France-KLM	265,766	2,233
	Korian SA	68,380	2,203
	Tarkett SA	44,802	2,105
*,2	Maisons du Monde SA	58,473	2,027
	Vicat SA	28,006	1,992
	SOITEC	45,693	1,940
	IPSOS	59,174	1,898
	Trigano SA	17,550	1,856
*	Genfit	52,837	1,827
*	Groupe Fnac SA	24,531	1,723
*,2	Europcar Groupe SA	135,743	1,656
	Mercialys SA	71,953	1,402
*	Virbac SA	8,013	1,262
	Gaztransport Et Technigaz SA	32,724	1,221
	Coface SA	143,419	1,122
	Boiron SA	10,530	1,001
	Bonduelle SCA	26,176	907
	Beneteau SA	62,975	893
	Vilmorin & Cie SA	12,219	884
	FFP	8,687	824
	Rallye SA	37,460	818
*	Eramet	15,578	750
	Guerbet	8,721	746
	Derichebourg SA	138,741	665
^	Bourbon Corp.	56,874	641
	Jacquet Metal Service	22,556	605
	Mersen SA	20,426	590
*	Interparfums SA	16,765	575
	Manitou BF SA	15,938	504
	GL Events	19,025	467
	Direct Energie	9,992	429
	Albioma SA	21,480	413
*,^	Parrot SA	35,570	343
*	Etablissements Maurel et Prom	90,428	342
	Haulotte Group SA	21,007	311
*	Stallergenes Greer plc	7,757	290
	Union Financiere de France BQE SA	8,605	257
^	CGG SA	35,348	253

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Esso SA Francaise	5,757	246
*	Albioma SA Loyalty Line	8,890	171
	Assystem	981	36
			112,844
Germany (4.0%)
	STADA Arzneimittel AG	111,797	7,922
	Rheinmetall AG	75,661	6,945
	Freenet AG	190,362	5,974
*	Dialog Semiconductor plc	122,785	5,745
^	Aurubis AG	80,991	5,660
*	Gerresheimer AG	56,735	4,451
	Aareal Bank AG	107,819	4,337
^	Drillisch AG	75,544	4,049
	Software AG	90,659	3,989
	TAG Immobilien AG	253,445	3,608
	Deutsche EuroShop AG	82,033	3,330
	Stabilus SA	44,243	3,204
	Leoni AG	58,154	3,159
	Norma Group SE	58,740	3,150
	Jungheinrich AG Preference Shares	90,027	3,135
*	MorphoSys AG	51,317	3,116
	alstria office REIT-AG	234,138	3,097
	Krones AG	25,933	3,079
*	Evotec AG	238,175	2,781
	GRENKE AG	13,735	2,734
^	Stroeer SE & Co. KGaA	45,298	2,619
2	Deutsche Pfandbriefbank AG	191,768	2,571
*,^	Bilfinger SE	57,870	2,512
	Bechtle AG	21,546	2,472
*	Siltronic AG	33,603	2,416
	Duerr AG	24,067	2,398
	Salzgitter AG	68,655	2,350
	Pfeiffer Vacuum Technology AG	17,637	2,290
	CTS Eventim AG & Co. KGaA	57,796	2,225
*	Schaeffler AG Preference Shares	128,422	2,215
	TLG Immobilien AG	109,052	2,207
	Nemetschek SE	32,003	2,195
	Indus Holding AG	32,198	2,152
*,2	Rocket Internet SE	111,652	2,038
*	zooplus AG	10,668	1,992
	CompuGroup Medical SE	40,161	1,977
	Jenoptik AG	72,377	1,947
*	Carl Zeiss Meditec AG	41,961	1,907
	RHOEN-KLINIKUM AG	66,505	1,901
	Puma SE	4,864	1,898
2	ADO Properties SA	51,070	1,870
*	Kloeckner & Co. SE	167,028	1,845
*,^	Nordex SE	115,668	1,743
	DMG Mori AG	31,911	1,739
*,2	Tele Columbus AG	172,692	1,646
*	Draegerwerk AG & Co. KGaA Preference Shares	14,317	1,567
*	PATRIZIA Immobilien AG	75,020	1,480
*,^	SGL Carbon SE	142,161	1,437
	KWS Saat SE	3,897	1,386
	Sixt SE	24,878	1,377
	Takkt AG	56,874	1,352
*	Vossloh AG	19,682	1,321
*	Deutz AG	164,718	1,282
*	Heidelberger Druckmaschinen AG	454,783	1,269
	Wacker Neuson SE	48,186	1,217
	Sixt SE Preference Shares	26,893	1,201
	XING AG	5,105	1,194
^	ElringKlinger AG	49,591	990
*,2	Hapag-Lloyd AG	31,391	924

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	AIXTRON SE	161,878	888
	Diebold Nixdorf AG	11,338	866
^	Bertrandt AG	8,264	863
	BayWa AG	21,239	773
	Deutsche Beteiligungs AG	19,229	732
	DIC Asset AG	71,089	730
	Hamburger Hafen und Logistik AG	34,807	660
*	Wuestenrot & Wuerttembergische AG	32,157	651
	Biotest AG	21,104	644
	Biotest AG Preference Shares	29,505	633
*,^	Gerry Weber International AG	42,923	629
	Hornbach Baumarkt AG	16,985	555
^	SMA Solar Technology AG	17,980	465
	CropEnergies AG	44,025	433
	comdirect bank AG	40,925	427
*	Draegerwerk AG & Co. KGaA	5,384	422
*	H&R GmbH & Co. KGaA	25,523	385
	BRAAS Monier Building Group SA	2,896	80
	GFK SE	1,156	60
			165,483
Greece (0.1%)
*	Mytilineos Holdings SA	140,121	1,053
*	Public Power Corp. SA	178,208	656
	Hellenic Exchanges SA	115,148	609
	Grivalia Properties REIC AE	63,417	590
*	GEK Terna Holding Real Estate Construction SA	152,544	475
*	Fourlis Holdings SA	84,744	443
	Metka Industrial - Construction SA	54,093	412
*	Ellaktor SA	249,051	398
	Aegean Airlines SA	45,554	392
	Athens Water Supply & Sewage Co. SA	65,813	380
	Terna Energy SA	65,415	221
*	TT Hellenic Postbank SA	44,448	—
			5,629
Hong Kong (2.1%)
	Fortune REIT (Hong Kong Shares)	2,460,000	2,858
	Vitasoy International Holdings Ltd.	1,418,000	2,799
^	IGG Inc.	1,696,000	2,578
	Tongda Group Holdings Ltd.	5,900,000	2,318
	Man Wah Holdings Ltd.	2,724,400	2,256
	Luk Fook Holdings International Ltd.	599,000	2,189
	Nexteer Automotive Group Ltd.	1,232,456	1,919
	NagaCorp Ltd.	2,750,228	1,523
*,^	China Baoli Technologies Holdings Ltd.	57,600,000	1,506
^	Value Partners Group Ltd.	1,604,498	1,483
^	HKBN Ltd.	1,364,449	1,474
*	Freeman FinTech Corp. Ltd.	22,874,488	1,454
	SITC International Holdings Co. Ltd.	2,016,858	1,445
*,^	KuangChi Science Ltd.	3,515,000	1,400
*,^	MMG Ltd.	4,076,140	1,392
	K Wah International Holdings Ltd.	2,179,000	1,383
	Sunlight REIT	2,134,000	1,324
^	China Goldjoy Group Ltd.	16,900,000	1,324
*	China First Capital Group Ltd.	3,686,000	1,278
*	Pacific Basin Shipping Ltd.	6,383,532	1,268
	Stella International Holdings Ltd.	724,591	1,259
^	BEP International Holdings Ltd.	24,250,000	1,214
^	TCC International Holdings Ltd.	2,630,500	1,203
	Giordano International Ltd.	2,171,735	1,166
	Yuexiu REIT	1,958,569	1,153
*,^	United Photovoltaics Group Ltd.	7,476,645	1,152
^	Town Health International Medical Group Ltd.	6,997,419	1,106
	Chow Sang Sang Holdings International Ltd.	429,565	1,098
	Pacific Textiles Holdings Ltd.	904,000	1,003

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,2	IMAX China Holding Inc.	210,358	989
	SmarTone Telecommunications Holdings Ltd.	705,730	988
	Prosperity REIT	2,373,000	964
^	SMI Holdings Group Ltd.	10,872,000	949
*	HC International Inc.	1,070,000	946
*,^	FDG Electric Vehicles Ltd.	20,243,885	936
	Dynam Japan Holdings Co. Ltd.	478,640	923
	CP Pokphand Co. Ltd.	10,500,000	903
*	Leyou Technologies Holdings Ltd.	4,335,000	890
	Lai Sun Development Co. Ltd.	30,922,500	870
	CITIC Telecom International Holdings Ltd.	2,811,004	867
	Far East Consortium International Ltd.	1,798,858	858
^	Sun Hung Kai & Co. Ltd.	1,139,000	847
^	Truly International Holdings Ltd.	2,385,000	809
	Pou Sheng International Holdings Ltd.	3,757,000	801
	Canvest Environmental Protection Group Co. Ltd.	1,373,000	783
*	Beijing Enterprises Medical & Health Group Ltd.	10,266,000	778
*,^	Superb Summit International Group Ltd.	3,957,346	743
	Chong Hing Bank Ltd.	334,000	722
*,^	Hybrid Kinetic Group Ltd.	28,246,000	708
*,^	Nan Hai Corp. Ltd.	20,300,000	691
	Ju Teng International Holdings Ltd.	1,775,002	656
	G-Resources Group Ltd.	37,044,190	652
	Goodbaby International Holdings Ltd.	1,410,000	640
	Spring REIT	1,498,762	626
*	Gemdale Properties & Investment Corp. Ltd.	8,510,000	601
	Road King Infrastructure Ltd.	394,346	585
^	China LNG Group Ltd.	27,700,000	580
*,^	Digital Domain Holdings Ltd.	12,340,000	563
*	Huayi Tencent Entertainment Co. Ltd.	11,520,000	548
	Emperor Capital Group Ltd.	6,185,860	532
*,^	GCL New Energy Holdings Ltd.	9,933,541	516
*	Convoy Global Holdings Ltd.	19,884,000	516
*,^	United Laboratories International Holdings Ltd.	816,500	512
*	Microport Scientific Corp.	715,000	498
*,^	Sino Oil And Gas Holdings Ltd.	20,225,000	488
*	Future World Financial Holdings Ltd.	10,304,000	457
^	China Harmony New Energy Auto Holding Ltd.	1,216,500	455
	China Aerospace International Holdings Ltd.	3,180,000	441
*,^	China Strategic Holdings Ltd.	22,640,000	433
^,2	Regina Miracle International Holdings Ltd.	553,000	432
	NewOcean Energy Holdings Ltd.	1,408,000	425
*,^	China Financial International Investments Ltd.	11,000,000	417
	TPV Technology Ltd.	1,440,000	392
*	Rentian Technology Holdings Ltd.	6,900,000	386
	Liu Chong Hing Investment Ltd.	240,000	379
*	Singamas Container Holdings Ltd.	2,229,960	378
^	Lee's Pharmaceutical Holdings Ltd.	380,000	377
*,^	China Ocean Industry Group Ltd.	15,055,000	366
*,^	China LotSynergy Holdings Ltd.	11,999,951	361
*,^	Summit Ascent Holdings Ltd.	1,396,000	360
*	Emperor Watch & Jewellery Ltd.	7,870,000	349
*	New Sports Group Ltd.	38,480,000	341
*	Anton Oilfield Services Group	3,087,298	336
*	China Medical & HealthCare Group Ltd.	6,682,946	331
*,^	13 Holdings Ltd.	1,113,540	330
	Inspur International Ltd.	1,516,000	314
^	Vision Fame International Holding Ltd.	2,512,000	306
*,^	Honghua Group Ltd.	2,948,000	299
	EVA Precision Industrial Holdings Ltd.	1,726,000	286
^	China Silver Group Ltd.	1,516,000	279
*	Mei Ah Entertainment Group Ltd.	4,740,000	274
*	China Beidahuang Industry Group Holdings Ltd.	5,144,000	267
*	Good Resources Holdings Ltd.	5,150,000	265

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	NetMind Financial Holdings Ltd.	43,864,000	253
	Henderson Investment Ltd.	2,941,000	253
	Parkson Retail Group Ltd.	1,969,500	250
*	New World Department Store China Ltd.	1,614,966	242
^	Technovator International Ltd.	626,000	237
*	Lifestyle China Group Ltd.	721,370	235
2	CGN New Energy Holdings Co. Ltd.	1,580,000	233
	Shenwan Hongyuan HK Ltd.	600,000	231
*	Hong Kong Television Network Ltd.	995,000	226
*	Sunshine Oilsands Ltd.	5,578,500	201
*	Trinity Ltd.	2,770,000	199
*,^	Xinchen China Power Holdings Ltd.	1,186,800	192
	AMVIG Holdings Ltd.	558,000	186
*	Silver Base Group Holdings Ltd.	2,907,712	185
	Varitronix International Ltd.	386,000	183
*,^	China Huarong Energy Co. Ltd.	3,344,900	178
*	Yanchang Petroleum International Ltd.	7,630,000	178
	Yip's Chemical Holdings Ltd.	386,000	173
*	SOCAM Development Ltd.	636,725	173
*	Tou Rong Chang Fu Group Ltd.	7,648,000	154
*,^	Qianhai Health Holdings Ltd.	13,217,500	125
*	New Focus Auto Tech Holdings Ltd.	2,223,482	106
*	Suncorp Technologies Ltd.	16,990,000	103
*	Sincere Watch Hong Kong Ltd.	4,180,000	102
*	Peace Map Holding Ltd.	8,359,788	100
*,^	China Healthwise Holdings Ltd.	4,650,000	95
*	China Innovative Finance Group Ltd.	744,000	32
*	Auto Italia Holdings	2,173,702	28
*	TOM Group Ltd.	115,016	28
	Polytec Asset Holdings Ltd.	321,221	26
			86,946
India (3.0%)
*	Apollo Hospitals Enterprise Ltd.	142,936	2,739
	Vakrangee Ltd.	462,613	2,459
	Federal Bank Ltd.	1,466,471	2,452
	Max Financial Services Ltd.	227,488	2,320
*	Bharat Financial Inclusion Ltd.	182,570	2,281
	Alkem Laboratories Ltd.	71,886	2,204
	Dewan Housing Finance Corp. Ltd.	331,059	2,196
*	Crompton Greaves Consumer Electricals Ltd.	631,962	2,162
	Page Industries Ltd.	8,722	1,972
	Mindtree Ltd.	240,721	1,815
	CESC Ltd.	115,876	1,703
	Berger Paints India Ltd.	414,216	1,681
	TVS Motor Co. Ltd.	202,284	1,559
	Apollo Tyres Ltd.	406,310	1,541
	Jubilant Life Sciences Ltd.	127,865	1,533
	AIA Engineering Ltd.	64,763	1,517
	Edelweiss Financial Services Ltd.	578,127	1,504
	Kansai Nerolac Paints Ltd.	244,769	1,495
*	Biocon Ltd.	87,071	1,492
	Info Edge India Ltd.	113,463	1,473
	L&T Finance Holdings Ltd.	736,071	1,459
	Natco Pharma Ltd.	97,501	1,400
	Indian Hotels Co. Ltd.	697,867	1,392
	Arvind Ltd.	222,326	1,380
*	Suzlon Energy Ltd.	4,284,506	1,372
*	Dalmia Bharat Ltd.	39,582	1,336
	PI Industries Ltd.	97,300	1,315
	Strides Shasun Ltd.	78,937	1,315
*	KRBL Ltd.	174,506	1,195
*	Kajaria Ceramics Ltd.	111,058	1,147
	Voltas Ltd.	177,340	1,132
	Sundaram Finance Ltd.	45,289	1,127

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Indiabulls Real Estate Ltd.	480,274	1,118
	Supreme Industries Ltd.	65,514	1,108
	Cholamandalam Investment and Finance Co. Ltd.	63,817	1,103
	NCC Ltd.	713,956	1,060
*	Ramco Cements Ltd.	98,139	1,049
*	Amara Raja Batteries Ltd.	75,667	1,047
	Bayer CropScience Ltd.	14,814	1,046
	Tata Global Beverages Ltd.	438,575	1,044
	Manappuram Finance Ltd.	715,537	1,040
	Indraprastha Gas Ltd.	63,198	1,038
	Sintex Industries Ltd.	588,429	1,034
	IRB Infrastructure Developers Ltd.	254,649	1,033
	Ajanta Pharma Ltd.	40,122	1,029
	Jubilant Foodworks Ltd.	63,191	1,022
	Welspun India Ltd.	689,426	1,022
	Muthoot Finance Ltd.	166,297	1,018
	Gujarat Pipavav Port Ltd.	402,121	996
*	Whirlpool of India Ltd.	52,790	992
	NBCC India Ltd.	317,634	986
	GRUH Finance Ltd.	158,709	982
	Balkrishna Industries Ltd.	40,780	966
	Thermax Ltd.	58,251	933
	Gillette India Ltd.	13,653	916
*	Oberoi Realty Ltd.	147,332	910
	Credit Analysis & Research Ltd.	36,779	903
	Gujarat Gas Ltd.	68,450	899
	Blue Dart Express Ltd.	11,741	890
	National Aluminium Co. Ltd.	832,273	889
*	Aditya Birla Fashion and Retail Ltd.	323,441	868
*	Ipca Laboratories Ltd.	91,301	849
	Jain Irrigation Systems Ltd.	480,817	838
	Redington India Ltd.	428,646	832
	Tube Investments of India Ltd.	76,473	802
	Sadbhav Engineering Ltd.	151,726	788
	Century Textiles & Industries Ltd.	44,687	783
	Indian Bank	155,375	770
	Alembic Pharmaceuticals Ltd.	79,050	752
	SRF Ltd.	27,229	750
	WABCO India Ltd.	8,029	748
*	Fortis Healthcare Ltd.	216,852	742
	Persistent Systems Ltd.	81,360	741
*	Karur Vysya Bank Ltd.	395,618	735
*	Sun Pharma Advanced Research Co. Ltd.	148,048	729
	Engineers India Ltd.	281,249	727
*	Ceat Ltd.	30,605	726
*	Housing Development & Infrastructure Ltd.	492,469	695
*	Prestige Estates Projects Ltd.	189,278	694
*,2	Syngene International Ltd.	86,464	694
	Hexaware Technologies Ltd.	192,259	690
	India Cements Ltd.	204,701	688
	Repco Home Finance Ltd.	56,480	674
*	Dish TV India Ltd.	453,969	672
	Gujarat State Petronet Ltd.	238,578	671
*	IFCI Ltd.	1,350,489	666
	Symphony Ltd.	29,684	664
*	Just Dial Ltd.	84,844	663
	Coromandel International Ltd.	120,284	652
*	PC Jeweller Ltd.	99,099	650
	Sanofi India Ltd.	9,930	646
	Balrampur Chini Mills Ltd.	253,289	638
*	PVR Ltd.	25,243	633
	GE T&D India Ltd.	116,747	623
	Karnataka Bank Ltd.	243,501	620
*	Hindustan Construction Co. Ltd.	850,168	615

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Central Bank of India	370,837	610
*	RattanIndia Power Ltd.	4,503,385	609
	eClerx Services Ltd.	28,890	583
*	Mahindra CIE Automotive Ltd.	151,870	577
	Cox & Kings Ltd.	159,249	564
	VA Tech Wabag Ltd.	53,308	557
	PTC India Ltd.	372,920	552
	KPIT Technologies Ltd.	274,247	547
*	Syndicate Bank	413,785	532
*	Gujarat Fluorochemicals Ltd.	44,063	531
	Gateway Distriparks Ltd.	126,179	524
	Bajaj Corp. Ltd.	83,915	513
2	Dr Lal PathLabs Ltd.	34,269	511
	Multi Commodity Exchange of India Ltd.	26,912	509
	Srei Infrastructure Finance Ltd.	356,515	501
	Pfizer Ltd.	18,463	499
	South Indian Bank Ltd.	1,180,924	472
*	Jaiprakash Associates Ltd.	2,176,270	461
*	TV18 Broadcast Ltd.	704,032	457
*	Kaveri Seed Co. Ltd.	50,705	445
*	Vijaya Bank	348,543	443
	Jammu & Kashmir Bank Ltd.	349,581	441
*	Bajaj Hindusthan Sugar Ltd.	1,687,054	436
*	Indian Overseas Bank	845,308	381
*	Equitas Holdings Ltd.	147,173	380
	Sobha Ltd.	64,958	374
	Jindal Saw Ltd.	277,147	348
*	Shipping Corp. of India Ltd.	270,846	340
	Raymond Ltd.	26,494	306
*	DEN Networks Ltd.	202,065	300
	Marksans Pharma Ltd.	367,253	297
*	Unitech Ltd.	3,343,633	293
*	Jet Airways India Ltd.	35,377	285
	Chambal Fertilizers and Chemicals Ltd.	174,569	272
	Radico Khaitan Ltd.	136,987	262
	Welspun Corp. Ltd.	203,488	261
*	Allahabad Bank	196,738	252
*	GE Power India Ltd.	24,317	251
*	Amtek Auto Ltd.	405,081	247
	Andhra Bank	227,254	243
	Gujarat Mineral Development Corp. Ltd.	119,672	232
*	UCO Bank	334,748	216
	McLeod Russel India Ltd.	66,186	197
*	Videocon Industries Ltd.	121,343	196
*	Shree Renuka Sugars Ltd.	647,265	148
*	Reliance Defence and Engineering Ltd.	142,038	143
*	Rolta India Ltd.	145,734	137
*	Arvind SmartSpaces Ltd.	19,641	32
*	JITF Infralogistics Ltd.	21,890	23
*	Chennai Super Kings Cricket Ltd.	176,674	—
			125,759
Indonesia (0.7%)
	Ciputra Development Tbk PT	25,762,755	2,471
	Pakuwon Jati Tbk PT	42,424,834	1,984
*	Lippo Karawaci Tbk PT	33,343,118	1,975
	Summarecon Agung Tbk PT	19,310,468	1,965
	AKR Corporindo Tbk PT	3,135,100	1,591
	Waskita Karya Persero Tbk PT	7,477,679	1,339
	Pembangunan Perumahan Persero Tbk PT	5,078,300	1,211
	Bank Tabungan Negara Persero Tbk PT	6,914,570	1,190
	Ace Hardware Indonesia Tbk PT	14,365,400	1,008
	Indo Tambangraya Megah Tbk PT	677,100	971
	Wijaya Karya Persero Tbk PT	5,375,133	953
*	Aneka Tambang Persero Tbk PT	15,732,919	820

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Semen Baturaja Persero TBK PT	3,007,100	795
*	Link Net Tbk PT	1,634,200	662
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,381,500	660
*	Kawasan Industri Jababeka Tbk PT	25,447,500	629
*	Japfa Comfeed Indonesia Tbk PT	5,719,800	628
*	Mitra Adiperkasa Tbk PT	1,312,200	622
*	Alam Sutera Realty Tbk PT	20,946,091	546
*	Medco Energi Internasional Tbk PT	2,292,771	514
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,851,029	507
*	Eagle High Plantations Tbk PT	21,538,400	506
	Adhi Karya Persero Tbk PT	2,902,600	491
	Ramayana Lestari Sentosa Tbk PT	4,977,200	476
*	Siloam International Hospitals Tbk PT	457,339	470
*	Panin Financial Tbk PT	26,031,900	456
	Surya Semesta Internusa Tbk PT	6,719,900	368
*	Tiga Pilar Sejahtera Food Tbk	2,112,000	350
*	Matahari Putra Prima Tbk PT	4,580,800	324
*	Timah Persero Tbk PT	4,332,120	307
	Intiland Development Tbk PT	8,067,000	266
*	Krakatau Steel Persero Tbk PT	5,849,050	254
	Salim Ivomas Pratama Tbk PT	4,781,800	227
*	Lippo Cikarang Tbk PT	610,200	205
	Wijaya Karya Beton Tbk PT	3,557,195	197
	Bekasi Fajar Industrial Estate Tbk PT	8,830,800	196
*	Gajah Tunggal Tbk PT	2,265,200	176
*	Agung Podomoro Land Tbk PT	10,183,000	160
	BISI International Tbk PT	1,095,220	153
	Sampoerna Agro PT	275,600	44
*	Sigmagold Inti Perkasa Tbk PT	8,317,400	36
			28,703
Ireland (0.2%)
	C&C Group plc	587,150	2,423
	Origin Enterprises plc	225,484	1,828
	Green REIT plc	1,227,474	1,825
	Hibernia REIT plc	1,220,558	1,695
	Irish Continental Group plc	291,017	1,678
*	Permanent TSB Group Holdings plc	196,255	524
			9,973
Israel (0.4%)
*	Mazor Robotics Ltd.	72,397	1,279
	Reit 1 Ltd.	329,617	1,115
*	Nova Measuring Instruments Ltd.	51,118	1,016
*	Jerusalem Oil Exploration	17,228	1,002
*	Cellcom Israel Ltd. (Registered)	88,781	874
*	Partner Communications Co. Ltd.	174,827	855
*	Jerusalem Economy Ltd.	302,946	744
	IDI Insurance Co. Ltd.	12,689	677
*	Africa Israel Properties Ltd.	31,356	631
	Delta-Galil Industries Ltd.	19,790	607
	Migdal Insurance & Financial Holding Ltd.	606,740	598
*	Phoenix Holdings Ltd.	134,136	588
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,868	567
	Big Shopping Centers Ltd.	7,525	544
	Shufersal Ltd.	104,316	514
*	Bayside Land Corp.	1,134	495
*	Clal Insurance Enterprises Holdings Ltd.	30,123	490
	Electra Ltd.	2,231	487
*	Naphtha Israel Petroleum Corp. Ltd.	58,194	469
	Formula Systems 1985 Ltd.	11,691	456
*	Menora Mivtachim Holdings Ltd.	33,600	388
*	Property & Building Corp. Ltd.	3,878	376
*	Kenon Holdings Ltd.	27,439	340
*	Ceragon Networks Ltd.	99,303	337
	B Communications Ltd.	16,482	317

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Norstar Holdings Inc.	14,227	292
*	Gilat Satellite Networks Ltd.	56,590	289
*	Kamada Ltd.	39,145	282
*	AudioCodes Ltd.	38,938	255
*	Allot Communications Ltd.	49,625	247
*	Evogene Ltd.	42,085	215
*	Compugen Ltd.	16,986	68
*	Africa Israel Investments Ltd.	1	—
			17,414
Italy (2.7%)
^	Banco BPM SPA	2,724,191	7,956
	BPER Banca	864,216	4,728
	A2A SPA	2,795,519	4,155
	Unipol Gruppo Finanziario SPA	894,814	3,991
	Interpump Group SPA	149,084	3,954
	Azimut Holding SPA	202,425	3,949
	Brembo SPA	48,188	3,786
	Hera SPA	1,309,798	3,746
	Cerved Information Solutions SPA	348,373	3,719
	DiaSorin SPA	41,838	3,136
*	De' Longhi SPA	100,859	3,075
	Banca Popolare di Sondrio SCPA	806,309	3,004
	Banca Generali SPA	102,595	2,948
	Autogrill SPA	243,243	2,766
*,^	Yoox Net-A-Porter Group SPA	104,085	2,766
	Societa Cattolica di Assicurazioni SCRL	297,335	2,643
2	Anima Holding SPA	400,385	2,617
	Industria Macchine Automatiche SPA	27,202	2,398
2	Infrastrutture Wireless Italiane SPA	417,916	2,311
	Ansaldo STS SPA	153,614	2,061
*,2	Enav SPA	479,819	1,964
	Iren SPA	869,336	1,832
^	Tod's SPA	23,692	1,831
	Amplifon SPA	140,402	1,794
	Ei Towers SPA	29,734	1,716
	Saras SPA	802,180	1,676
*	Banca IFIS SPA	34,981	1,509
	MARR SPA	59,180	1,429
2	OVS SPA	214,039	1,425
	Danieli & C Officine Meccaniche SPA Savings Shares	76,180	1,375
	Reply SPA	7,550	1,322
	Brunello Cucinelli SPA	49,301	1,292
*,2	Technogym SPA	159,438	1,242
	Societa Iniziative Autostradali e Servizi SPA	121,716	1,227
	Beni Stabili SpA SIIQ	1,905,479	1,210
	ACEA SPA	82,626	1,189
	ERG SPA	89,282	1,108
	Datalogic SPA	38,554	1,057
2	RAI Way SPA	185,676	975
	CIR-Compagnie Industriali Riunite SPA	602,779	970
	Salini Impregilo SPA	281,377	958
	ASTM SPA	60,173	928
	Credito Emiliano SPA	123,008	860
	Italmobiliare SPA	14,226	797
*	Fincantieri SPA	798,287	781
*,^	Credito Valtellinese SPA	199,485	721
*	Juventus Football Club SPA	707,194	652
	Banca Monte dei Paschi di Siena SPA	39,002	641
*	Piaggio & C SPA	300,931	624
	Zignago Vetro SPA	71,507	590
	Cairo Communication SPA	117,420	575
	Immobiliare Grande Distribuzione SIIQ SPA	610,529	546
	Cementir Holding SPA	81,811	493
*	Safilo Group SPA	67,077	484

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Danieli & C Officine Meccaniche SPA	19,285	482
	Astaldi SPA	73,197	480
*	Arnoldo Mondadori Editore SPA	215,553	428
	Cofide SPA	511,979	388
^	Geox SPA	135,865	367
	Esprinet SPA	44,219	362
*,^	Banca Carige SPA	1,213,006	337
*	Rizzoli Corriere Della Sera Mediagroup SPA	235,776	325
	DeA Capital SPA	193,792	317
*	Gruppo Editoriale L'Espresso SPA	298,439	274
			111,262
Japan (15.2%)
	Ulvac Inc.	85,896	4,033
	Mitsui Mining & Smelting Co. Ltd.	979,000	3,303
*	Tokuyama Corp.	618,050	3,043
	NOF Corp.	254,207	2,864
	Morinaga Milk Industry Co. Ltd.	356,678	2,820
	Sankyu Inc.	441,306	2,803
	ADEKA Corp.	188,755	2,786
	Toagosei Co. Ltd.	233,992	2,749
	Penta-Ocean Construction Co. Ltd.	516,500	2,617
	Aica Kogyo Co. Ltd.	91,100	2,597
	Tsubakimoto Chain Co.	294,710	2,591
	Amano Corp.	118,668	2,534
	TechnoPro Holdings Inc.	61,500	2,405
	Nishimatsu Construction Co. Ltd.	470,252	2,392
	Kyowa Exeo Corp.	157,690	2,383
	Hanwa Co. Ltd.	324,415	2,300
	Oki Electric Industry Co. Ltd.	151,806	2,268
	Hazama Ando Corp.	316,379	2,253
	Tokyo Ohka Kogyo Co. Ltd.	69,313	2,247
	Nippon Suisan Kaisha Ltd.	465,362	2,247
	Iwatani Corp.	380,124	2,241
	Okumura Corp.	359,213	2,220
	Nihon Parkerizing Co. Ltd.	171,261	2,198
	Mitsubishi Pencil Co. Ltd.	39,600	2,195
	Tokyo Seimitsu Co. Ltd.	70,034	2,172
	Nippon Light Metal Holdings Co. Ltd.	966,123	2,159
	Ship Healthcare Holdings Inc.	79,200	2,131
	Maeda Corp.	231,306	2,127
	Nichias Corp.	207,139	2,114
	Kenedix Inc.	454,500	2,097
	Anritsu Corp.	256,200	2,072
	Nippon Gas Co. Ltd.	71,836	2,064
	Toho Holdings Co. Ltd.	93,718	2,038
	Ogaki Kyoritsu Bank Ltd.	683,740	1,996
	Nikkon Holdings Co. Ltd.	93,848	1,962
	Fuji Seal International Inc.	82,296	1,958
	Meitec Corp.	45,246	1,956
	Topre Corp.	73,200	1,951
	Sangetsu Corp.	110,220	1,945
	Kokuyo Co. Ltd.	148,860	1,933
	Fuji Oil Holdings Inc.	81,705	1,917
	Duskin Co. Ltd.	84,960	1,906
	Kiyo Bank Ltd.	119,296	1,864
	Toyo Ink SC Holdings Co. Ltd.	378,647	1,862
	Fuji Machine Manufacturing Co. Ltd.	145,388	1,846
	Nanto Bank Ltd.	48,700	1,843
	Shima Seiki Manufacturing Ltd.	50,800	1,842
	SHO-BOND Holdings Co. Ltd.	40,200	1,840
	Inaba Denki Sangyo Co. Ltd.	50,420	1,834
	Maruha Nichiro Corp.	63,946	1,829
	Yoshinoya Holdings Co. Ltd.	111,920	1,828
	Musashino Bank Ltd.	62,800	1,827

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sumitomo Bakelite Co. Ltd.	282,000	1,812
	Kumagai Gumi Co. Ltd.	673,120	1,811
	Sakata Seed Corp.	57,056	1,799
	Takasago Thermal Engineering Co. Ltd.	114,920	1,778
	Ryosan Co. Ltd.	53,857	1,762
	Mandom Corp.	36,527	1,734
	Hokkoku Bank Ltd.	459,000	1,722
	Hitachi Zosen Corp.	294,210	1,709
	Trusco Nakayama Corp.	74,600	1,704
	Nihon Unisys Ltd.	120,741	1,693
	Nachi-Fujikoshi Corp.	316,510	1,688
	Hokuetsu Kishu Paper Co. Ltd.	241,921	1,687
	Hyakujushi Bank Ltd.	509,000	1,686
	Daiseki Co. Ltd.	75,087	1,675
	KYB Corp.	339,000	1,674
	PALTAC Corp.	56,700	1,674
	Fuyo General Lease Co. Ltd.	35,647	1,664
	Nichiha Corp.	52,400	1,644
	Onward Holdings Co. Ltd.	221,000	1,642
	Fujitec Co. Ltd.	138,568	1,642
	Colowide Co. Ltd.	99,700	1,637
	Valor Holdings Co. Ltd.	67,900	1,623
	Nippon Seiki Co. Ltd.	77,832	1,622
	Okasan Securities Group Inc.	278,000	1,621
	Tokai Carbon Co. Ltd.	369,400	1,617
	TPR Co. Ltd.	47,936	1,617
^	Daio Paper Corp.	126,754	1,607
	San-A Co. Ltd.	35,244	1,601
	Asatsu-DK Inc.	61,700	1,601
	Kanematsu Corp.	783,000	1,595
	Hyakugo Bank Ltd.	393,000	1,587
^	Nissha Printing Co. Ltd.	63,060	1,569
	cocokara fine Inc.	32,989	1,560
	Nitto Boseki Co. Ltd.	307,056	1,552
	Yaoko Co. Ltd.	40,000	1,551
	Takuma Co. Ltd.	148,800	1,545
	Tokyo Dome Corp.	166,878	1,543
	Central Glass Co. Ltd.	354,566	1,532
	United Arrows Ltd.	49,067	1,520
	Bank of Okinawa Ltd.	39,244	1,513
	Ai Holdings Corp.	61,000	1,500
	Sumitomo Mitsui Construction Co. Ltd.	1,382,032	1,499
	Makino Milling Machine Co. Ltd.	167,901	1,496
	Okinawa Electric Power Co. Inc.	60,331	1,472
	Totetsu Kogyo Co. Ltd.	50,800	1,469
	Hitachi Maxell Ltd.	74,200	1,466
	Nippon Flour Mills Co. Ltd.	97,729	1,466
^	Joyful Honda Co. Ltd.	44,274	1,465
	TOMONY Holdings Inc.	273,200	1,452
	Yodogawa Steel Works Ltd.	55,733	1,444
	Tomy Co. Ltd.	144,017	1,434
	JINS Inc.	26,500	1,426
	Nippon Soda Co. Ltd.	263,127	1,426
	Kuroda Electric Co. Ltd.	68,300	1,425
	MOS Food Services Inc.	45,358	1,422
	Unipres Corp.	66,980	1,419
	Meidensha Corp.	387,935	1,418
	Paramount Bed Holdings Co. Ltd.	33,600	1,410
	Nomura Co. Ltd.	73,300	1,402
	Okamoto Industries Inc.	129,000	1,398
	NET One Systems Co. Ltd.	151,500	1,382
	Siix Corp.	34,600	1,380
^	TOKAI Holdings Corp.	179,200	1,380
	Tokyo TY Financial Group Inc.	47,366	1,378

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	DCM Holdings Co. Ltd.	157,488	1,371
^	Yamagata Bank Ltd.	305,426	1,368
^	EDION Corp.	139,233	1,357
	Open House Co. Ltd.	55,300	1,356
	Takara Standard Co. Ltd.	81,099	1,346
	Taiyo Holdings Co. Ltd.	30,100	1,346
	Taikisha Ltd.	53,983	1,346
	Bank of Iwate Ltd.	32,824	1,342
	Arcs Co. Ltd.	62,600	1,341
	Kureha Corp.	30,102	1,334
	GMO Internet Inc.	112,061	1,330
	Saizeriya Co. Ltd.	47,221	1,326
	NSD Co. Ltd.	81,334	1,326
	Keihin Corp.	84,021	1,322
	Sumitomo Warehouse Co. Ltd.	217,492	1,320
	Kanamoto Co. Ltd.	48,600	1,318
	Hogy Medical Co. Ltd.	20,461	1,314
	Noritz Corp.	67,287	1,309
^	Bank of Nagoya Ltd.	35,512	1,304
	Nippon Densetsu Kogyo Co. Ltd.	65,903	1,303
	Starts Corp. Inc.	58,815	1,303
	Aomori Bank Ltd.	373,616	1,301
	Prima Meat Packers Ltd.	279,440	1,288
^	Kyoritsu Maintenance Co. Ltd.	43,960	1,284
	Nisshin Oillio Group Ltd.	216,262	1,280
	Digital Garage Inc.	60,100	1,272
	Tokyo Steel Manufacturing Co. Ltd.	169,900	1,266
	Shinmaywa Industries Ltd.	149,968	1,264
	Okamura Corp.	141,648	1,254
	Toho Bank Ltd.	340,664	1,251
	Senko Group Holdings Co. Ltd.	192,000	1,250
	Toshiba TEC Corp.	238,000	1,247
	Chiyoda Co. Ltd.	49,900	1,245
	Transcosmos Inc.	51,596	1,239
	Inabata & Co. Ltd.	99,700	1,232
*	Nippon Sheet Glass Co. Ltd.	158,200	1,231
	Daiwabo Holdings Co. Ltd.	349,761	1,230
	Sanyo Special Steel Co. Ltd.	222,852	1,226
	TSI Holdings Co. Ltd.	183,500	1,226
	Seiren Co. Ltd.	82,300	1,222
	Kitz Corp.	174,448	1,222
	Heiwado Co. Ltd.	56,900	1,220
	ZERIA Pharmaceutical Co. Ltd.	81,040	1,218
	CKD Corp.	97,200	1,217
	FCC Co. Ltd.	63,543	1,213
	Komori Corp.	91,600	1,211
	Daikyonishikawa Corp.	94,900	1,206
	Earth Chemical Co. Ltd.	22,243	1,205
	Futaba Corp.	67,032	1,204
	Noevir Holdings Co. Ltd.	29,200	1,204
	Daihen Corp.	188,759	1,198
	IBJ Leasing Co. Ltd.	55,101	1,198
^	Seikagaku Corp.	75,064	1,198
	V Technology Co. Ltd.	7,800	1,197
	Fancl Corp.	71,104	1,196
*	Token Corp.	15,086	1,194
	Nichi-iko Pharmaceutical Co. Ltd.	76,802	1,192
	Gunze Ltd.	294,079	1,189
	Kadokawa Dwango Corp.	85,901	1,188
	UACJ Corp.	446,852	1,186
	Showa Sangyo Co. Ltd.	220,000	1,177
	Iriso Electronics Co. Ltd.	18,600	1,177
	Yamanashi Chuo Bank Ltd.	266,311	1,176
	Nippon Signal Company Ltd.	122,200	1,171

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nissin Kogyo Co. Ltd.	68,009	1,169
*,^	euglena Co. Ltd.	112,400	1,169
	Toei Co. Ltd.	134,648	1,166
	Oita Bank Ltd.	300,079	1,161
	Ci:z Holdings Co. Ltd.	39,500	1,160
	Asahi Holdings Inc.	62,100	1,158
	Nagaileben Co. Ltd.	50,200	1,157
	Toho Zinc Co. Ltd.	259,758	1,148
	Pacific Industrial Co. Ltd.	81,300	1,143
	Mitsuba Corp.	60,324	1,143
^	SMS Co. Ltd.	42,900	1,142
	Eizo Corp.	34,456	1,139
	Takeuchi Manufacturing Co. Ltd.	64,000	1,138
	Heiwa Real Estate Co. Ltd.	70,872	1,130
	Takara Bio Inc.	82,000	1,127
	Star Micronics Co. Ltd.	67,196	1,125
^	Furukawa Co. Ltd.	582,988	1,125
	Fuji Soft Inc.	42,574	1,124
	Yamazen Corp.	118,200	1,120
	Nichicon Corp.	117,383	1,116
	Mirait Holdings Corp.	107,371	1,116
	Alpine Electronics Inc.	76,548	1,114
	Toshiba Plant Systems & Services Corp.	68,324	1,112
	Fukui Bank Ltd.	450,557	1,108
	Hosiden Corp.	100,467	1,107
	Japan Lifeline Co. Ltd.	55,100	1,106
	Nikkiso Co. Ltd.	107,261	1,095
	Doutor Nichires Holdings Co. Ltd.	51,537	1,093
	Nippon Steel & Sumikin Bussan Corp.	26,349	1,084
^	TOC Co. Ltd.	118,746	1,081
	Sakata INX Corp.	76,500	1,081
	Royal Holdings Co. Ltd.	54,900	1,076
	Kameda Seika Co. Ltd.	23,500	1,069
*	Pacific Metals Co. Ltd.	323,088	1,049
	Akita Bank Ltd.	330,000	1,049
	Round One Corp.	122,500	1,046
	J Trust Co. Ltd.	134,600	1,045
^	Financial Products Group Co. Ltd.	120,200	1,044
	Musashi Seimitsu Industry Co. Ltd.	42,215	1,037
	Kintetsu World Express Inc.	66,300	1,028
	Mani Inc.	39,700	1,027
^	Atom Corp.	157,057	1,021
^	Zojirushi Corp.	75,000	1,019
	DTS Corp.	38,800	1,019
	Ichibanya Co. Ltd.	31,568	1,018
	Aida Engineering Ltd.	116,206	1,012
	Max Co. Ltd.	69,000	1,009
	Kohnan Shoji Co. Ltd.	52,300	1,009
	Fuso Chemical Co. Ltd.	32,200	1,006
	Ryobi Ltd.	227,435	1,001
	Axial Retailing Inc.	26,130	1,001
	Nitta Corp.	35,300	998
	Seiko Holdings Corp.	239,291	997
	As One Corp.	22,500	996
	Fujimori Kogyo Co. Ltd.	31,800	996
	Morita Holdings Corp.	67,766	991
	Hokuetsu Bank Ltd.	39,821	976
	Topy Industries Ltd.	35,479	966
	AOKI Holdings Inc.	78,204	966
	Create SD Holdings Co. Ltd.	41,118	966
	Plenus Co. Ltd.	46,000	963
	Descente Ltd.	79,300	962
	Tokyu Construction Co. Ltd.	117,800	961
^	Infomart Corp.	159,500	958

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Oiles Corp.	52,608	956
	Nissin Electric Co. Ltd.	80,600	953
	Miyazaki Bank Ltd.	309,932	952
	Kato Sangyo Co. Ltd.	38,800	952
	Life Corp.	35,600	947
	Mizuno Corp.	182,782	945
	Yuasa Trading Co. Ltd.	32,300	935
	Piolax Inc.	40,600	934
	Shibuya Corp.	34,800	926
^	Wacom Co. Ltd.	248,936	923
	Bank of the Ryukyus Ltd.	66,767	921
	Nippon Chemi-Con Corp.	270,816	919
	Eighteenth Bank Ltd.	299,000	919
	Obara Group Inc.	20,040	915
^	Kumiai Chemical Industry Co. Ltd.	157,850	911
	Aeon Delight Co. Ltd.	29,700	906
	Tachi-S Co. Ltd.	47,100	904
	Aichi Bank Ltd.	16,204	895
	Sato Holdings Corp.	39,100	893
	Hiday Hidaka Corp.	42,295	893
	Internet Initiative Japan Inc.	48,756	892
	KOMEDA Holdings Co. Ltd.	51,600	890
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	130,016	888
	Shikoku Bank Ltd.	307,703	886
	Jaccs Co. Ltd.	206,000	884
	United Super Markets Holdings Inc.	90,450	880
	Kyokuto Kaihatsu Kogyo Co. Ltd.	53,300	880
	Toridoll Holdings Corp.	36,500	879
	Gurunavi Inc.	43,800	879
^	Kotobuki Spirits Co. Ltd.	32,600	878
^	Marusan Securities Co. Ltd.	111,655	878
*	Lasertec Corp.	67,200	875
	Sanken Electric Co. Ltd.	189,648	872
	Wakita & Co. Ltd.	75,500	871
	Chudenko Corp.	39,600	869
	Nishimatsuya Chain Co. Ltd.	81,600	866
	Avex Group Holdings Inc.	58,600	862
	Tochigi Bank Ltd.	179,712	858
	Nojima Corp.	57,200	853
	Japan Wool Textile Co. Ltd.	108,289	849
	Aichi Steel Corp.	21,702	848
	Dexerials Corp.	94,000	845
*	Pioneer Corp.	467,313	843
	Shizuoka Gas Co. Ltd.	123,700	841
	Fujicco Co. Ltd.	36,705	840
	Takasago International Corp.	25,200	839
	Saibu Gas Co. Ltd.	362,734	837
	Sanyo Chemical Industries Ltd.	18,654	836
	Shinko Electric Industries Co. Ltd.	116,700	835
	Yondoshi Holdings Inc.	35,000	833
	Marudai Food Co. Ltd.	181,591	831
	Milbon Co. Ltd.	17,160	830
	Justsystems Corp.	69,100	829
	DyDo Group Holdings Inc.	17,244	829
	kabu.com Securities Co. Ltd.	261,200	825
	Futaba Industrial Co. Ltd.	98,400	822
^	Unizo Holdings Co. Ltd.	32,100	819
	Kisoji Co. Ltd.	34,960	819
	Toshiba Machine Co. Ltd.	197,000	819
	Shikoku Chemicals Corp.	71,000	813
	Elecom Co. Ltd.	39,200	810
	Press Kogyo Co. Ltd.	166,900	810
	Clarion Co. Ltd.	204,000	810
	Goldwin Inc.	15,400	808

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Megachips Corp.	30,581	806
	Funai Soken Holdings Inc.	41,900	805
	Monex Group Inc.	321,087	804
	Koa Corp.	47,300	802
	San-Ai Oil Co. Ltd.	94,300	801
	Benefit One Inc.	26,200	801
	Kanto Denka Kogyo Co. Ltd.	91,000	800
	EPS Holdings Inc.	60,700	800
^	Kura Corp.	19,400	799
	Japan Securities Finance Co. Ltd.	151,641	798
	Fuji Co. Ltd.	32,000	793
	T Hasegawa Co. Ltd.	40,700	790
	Asahi Diamond Industrial Co. Ltd.	102,722	789
	Fukushima Industries Corp.	22,200	788
^	Fuji Kyuko Co. Ltd.	85,600	784
^	Outsourcing Inc.	20,400	783
	Raito Kogyo Co. Ltd.	78,500	780
	Chofu Seisakusho Co. Ltd.	32,600	780
^	Ehime Bank Ltd.	61,600	779
	Daibiru Corp.	84,343	778
^	Takara Leben Co. Ltd.	165,100	776
	Kurabo Industries Ltd.	347,000	775
^	Sankyo Tateyama Inc.	52,900	774
*	Unitika Ltd.	947,000	772
	Dip Corp.	34,900	771
	Iino Kaiun Kaisha Ltd.	186,236	769
	Nippon Ceramic Co. Ltd.	36,100	767
	Sodick Co. Ltd.	78,378	764
	Sanki Engineering Co. Ltd.	88,067	762
	Ringer Hut Co. Ltd.	37,100	760
	Prestige International Inc.	84,700	760
	Sumitomo Seika Chemicals Co. Ltd.	17,800	759
	Riso Kagaku Corp.	42,384	746
	Sanyo Electric Railway Co. Ltd.	144,000	743
	BML Inc.	33,700	736
*	Showa Corp.	85,992	734
	Sinfonia Technology Co. Ltd.	262,000	734
	Sekisui Jushi Corp.	41,600	734
	TKC Corp.	26,849	730
*	Sanden Holdings Corp.	235,000	730
	VT Holdings Co. Ltd.	143,400	730
	Minato Bank Ltd.	38,400	729
	Towa Pharmaceutical Co. Ltd.	14,594	728
	Ricoh Leasing Co. Ltd.	22,406	726
	St. Marc Holdings Co. Ltd.	23,800	725
	Modec Inc.	34,388	724
	Nishio Rent All Co. Ltd.	23,900	723
	Belluna Co. Ltd.	78,500	720
	YAMABIKO Corp.	60,400	720
	Nippon Koei Co. Ltd.	26,800	718
	Zenrin Co. Ltd.	38,000	715
	Doshisha Co. Ltd.	35,300	714
	Eagle Industry Co. Ltd.	50,200	711
	Mitsuboshi Belting Ltd.	74,000	709
	NEC Networks & System Integration Corp.	33,900	709
	Kyoei Steel Ltd.	43,512	704
	Foster Electric Co. Ltd.	42,085	703
	Sumitomo Riko Co. Ltd.	68,900	702
	Macnica Fuji Electronics Holdings Inc.	49,313	700
^	S Foods Inc.	22,400	700
^	Lifull Co. Ltd.	99,600	699
	Tsugami Corp.	92,000	698
	Namura Shipbuilding Co. Ltd.	107,848	697
	G-Tekt Corp.	39,000	688

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Eiken Chemical Co. Ltd.	25,000	687
	Fujimi Inc.	35,547	686
	Konoike Transport Co. Ltd.	50,300	684
	Bunka Shutter Co. Ltd.	88,500	680
	Joshin Denki Co. Ltd.	63,653	678
	Wowow Inc.	20,400	676
	Optex Group Co. Ltd.	24,400	676
	Relia Inc.	68,100	673
	Shindengen Electric Manufacturing Co. Ltd.	145,000	673
^	eRex Co. Ltd.	56,100	673
	Tokyotokeiba Co. Ltd.	290,000	672
	Roland DG Corp.	22,300	667
	Sintokogio Ltd.	76,500	666
	Osaki Electric Co. Ltd.	82,000	666
	Geo Holdings Corp.	60,200	665
	Belc Co. Ltd.	14,900	663
	Chugoku Marine Paints Ltd.	89,500	662
	Bando Chemical Industries Ltd.	71,900	659
	Daiho Corp.	135,000	658
	Jeol Ltd.	132,000	650
	Tekken Corp.	219,000	648
	Tamura Corp.	134,000	643
	Yokohama Reito Co. Ltd.	63,400	641
	Riken Corp.	14,600	639
^	Nihon Nohyaku Co. Ltd.	99,400	638
	Yonex Co. Ltd.	63,100	636
	Tokai Corp.	17,200	635
	Hamakyorex Co. Ltd.	30,200	633
	Osaka Soda Co. Ltd.	139,000	631
	MCJ Co. Ltd.	54,500	629
	Yokogawa Bridge Holdings Corp.	50,600	625
	Itochu Enex Co. Ltd.	74,700	623
	Hokuto Corp.	33,124	622
	Tamron Co. Ltd.	33,100	619
	Nitto Kogyo Corp.	42,688	615
	Create Restaurants Holdings Inc.	74,970	607
	Tsukishima Kikai Co. Ltd.	56,200	606
	Ohsho Food Service Corp.	16,174	603
	Sanyo Denki Co. Ltd.	73,000	602
	UKC Holdings Corp.	33,000	602
	Japan Pulp & Paper Co. Ltd.	172,000	598
	Takamatsu Construction Group Co. Ltd.	25,000	597
	Miroku Jyoho Service Co. Ltd.	31,500	597
^	W-Scope Corp.	44,200	596
^	Kenko Mayonnaise Co. Ltd.	23,500	594
	Sanshin Electronics Co. Ltd.	50,100	592
*	Toyo Engineering Corp.	236,684	591
	JVC Kenwood Corp.	221,140	589
	Nippon Thompson Co. Ltd.	107,800	588
	Tocalo Co. Ltd.	21,700	585
	Denki Kogyo Co. Ltd.	119,400	584
	Okabe Co. Ltd.	64,835	581
	Sogo Medical Co. Ltd.	14,700	579
	Menicon Co. Ltd.	18,500	577
^	METAWATER Co. Ltd.	22,100	577
^	Tsubaki Nakashima Co. Ltd.	32,600	573
^	Anicom Holdings Inc.	23,800	568
	Nippon Denko Co. Ltd.	186,190	568
	Towa Bank Ltd.	545,000	568
	Xebio Holdings Co. Ltd.	34,108	567
	Mitsui Sugar Co. Ltd.	23,000	567
	Shinko Plantech Co. Ltd.	75,800	567
	Noritake Co. Ltd.	21,100	566
	Bank of Saga Ltd.	212,000	565

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Ishihara Sangyo Kaisha Ltd.	57,600	564
	FIDEA Holdings Co. Ltd.	300,200	564
	Pressance Corp.	48,548	561
	T-Gaia Corp.	32,400	559
	Juki Corp.	48,518	558
	Hibiya Engineering Ltd.	37,800	557
	Arcland Sakamoto Co. Ltd.	44,900	555
	Riken Vitamin Co. Ltd.	14,600	552
	Tokushu Tokai Paper Co. Ltd.	14,900	550
^	Inageya Co. Ltd.	38,300	549
	Teikoku Sen-I Co. Ltd.	34,684	549
	Key Coffee Inc.	27,693	548
	Yellow Hat Ltd.	23,800	547
	Kaga Electronics Co. Ltd.	29,400	544
^	Matsuya Co. Ltd.	64,300	543
*	Toa Corp.	29,300	539
	Warabeya Nichiyo Holdings Co. Ltd.	21,800	538
^	Tosho Co. Ltd.	12,500	537
	Nittetsu Mining Co. Ltd.	10,000	533
	J-Oil Mills Inc.	13,700	532
	Kanematsu Electronics Ltd.	19,700	530
	Kyokuto Securities Co. Ltd.	35,500	529
	Daido Metal Co. Ltd.	59,300	529
	Mitsui-Soko Holdings Co. Ltd.	178,762	526
	ASKA Pharmaceutical Co. Ltd.	35,800	526
	Yakuodo Co. Ltd.	19,200	524
	Vector Inc.	37,800	524
	Katakura Industries Co. Ltd.	42,300	519
	Marvelous Inc.	62,500	519
*	CMK Corp.	78,800	518
^	Japan Material Co. Ltd.	31,600	518
	Trancom Co. Ltd.	10,300	517
	Cawachi Ltd.	19,600	515
	JCR Pharmaceuticals Co. Ltd.	24,094	515
	Kasai Kogyo Co. Ltd.	41,400	514
	F@N Communications Inc.	64,200	512
	KAWADA TECHNOLOGIES Inc.	7,900	511
	Union Tool Co.	17,300	511
	Broadleaf Co. Ltd.	78,600	510
^	Rock Field Co. Ltd.	31,768	507
	Matsuya Foods Co. Ltd.	13,400	507
	Taihei Dengyo Kaisha Ltd.	51,000	506
	Canon Electronics Inc.	27,194	506
	Torii Pharmaceutical Co. Ltd.	20,700	503
	Systena Corp.	29,100	500
^	Yushin Precision Equipment Co. Ltd.	17,500	500
	Tanseisha Co. Ltd.	56,000	499
^	Arata Corp.	18,459	499
	Starzen Co. Ltd.	12,300	498
^	Giken Ltd.	21,400	497
	Vital KSK Holdings Inc.	56,400	497
	Konishi Co. Ltd.	38,900	497
	Fujibo Holdings Inc.	18,200	496
	Pack Corp.	17,500	493
	Arakawa Chemical Industries Ltd.	27,800	492
	Iseki & Co. Ltd.	238,872	491
	Ichikoh Industries Ltd.	94,000	490
	Mitsubishi Steel Manufacturing Co. Ltd.	234,000	489
^	Nippon Carbon Co. Ltd.	173,000	487
	Bell System24 Holdings Inc.	50,900	486
^	NichiiGakkan Co. Ltd.	64,100	486
	Kansai Urban Banking Corp.	39,000	486
^	Micronics Japan Co. Ltd.	55,800	485
	Maruwa Co. Ltd.	13,500	482

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nagatanien Holdings Co. Ltd.	38,000	482
	PAL GROUP Holdings Co. Ltd.	18,100	481
	Nissei Build Kogyo Co. Ltd.	97,000	481
	Enplas Corp.	17,253	471
	Chiyoda Integre Co. Ltd.	21,400	471
	Jimoto Holdings Inc.	262,282	466
	Nohmi Bosai Ltd.	33,100	460
	IDOM Inc.	87,600	460
^	OSAKA Titanium Technologies Co. Ltd.	31,200	457
	Oyo Corp.	36,000	457
	Ryoyo Electro Corp.	31,142	456
	Tsukui Corp.	80,200	455
	Tsurumi Manufacturing Co. Ltd.	31,000	452
	Chiba Kogyo Bank Ltd.	78,300	451
	Sakai Chemical Industry Co. Ltd.	131,546	451
	Digital Arts Inc.	16,200	450
^	Michinoku Bank Ltd.	267,000	449
	Yorozu Corp.	29,176	447
	Meisei Industrial Co. Ltd.	78,500	446
	Kourakuen Holdings Corp.	27,800	446
	Nissin Corp.	131,000	441
	Rokko Butter Co. Ltd.	20,300	441
	Daiichi Jitsugyo Co. Ltd.	70,000	440
^	Alpen Co. Ltd.	24,500	439
	Information Services International-Dentsu Ltd.	19,900	437
	Neturen Co. Ltd.	52,800	436
	Nippon Yakin Kogyo Co. Ltd.	241,900	436
	Toyo Construction Co. Ltd.	121,100	436
	Goldcrest Co. Ltd.	24,380	434
	Aisan Industry Co. Ltd.	48,200	433
	Okuwa Co. Ltd.	41,000	433
	Idec Corp.	39,300	432
	Nichiden Corp.	14,000	430
	Cosel Co. Ltd.	33,600	428
	Dai Nippon Toryo Co. Ltd.	187,000	428
^	Anest Iwata Corp.	48,600	427
^	Maeda Kosen Co. Ltd.	32,200	423
	Sakai Moving Service Co. Ltd.	14,500	423
	Mitani Sekisan Co. Ltd.	17,500	422
	Kato Works Co. Ltd.	16,241	422
	Dai-Dan Co. Ltd.	43,000	421
	Ichiyoshi Securities Co. Ltd.	52,800	421
*	Kintetsu Department Store Co. Ltd.	134,000	421
	JSP Corp.	18,000	420
	Fujiya Co. Ltd.	182,000	419
*,^	Akebono Brake Industry Co. Ltd.	129,357	414
	Sagami Chain Co. Ltd.	34,396	413
^	Fujita Kanko Inc.	128,000	411
	Shin-Etsu Polymer Co. Ltd.	54,300	410
^	Nihon Chouzai Co. Ltd.	11,700	410
^	Toyo Kanetsu KK	160,000	409
	OSJB Holdings Corp.	172,794	408
	Daiken Corp.	21,400	406
	Itoki Corp.	63,700	404
	Hakuto Co. Ltd.	37,800	403
	Daiwa Industries Ltd.	40,700	401
	Tenma Corp.	21,500	400
	Mitsui Home Co. Ltd.	66,000	399
	Fudo Tetra Corp.	241,500	397
	Nippon Kanzai Co. Ltd.	24,200	397
	Mitsui High-Tec Inc.	41,700	395
	Melco Holdings Inc.	13,900	393
	Daisan Bank Ltd.	25,803	393
*,^	Kappa Create Co. Ltd.	34,488	392

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Ministop Co. Ltd.	20,500	392
^	Istyle Inc.	48,300	391
	Maruzen Showa Unyu Co. Ltd.	99,000	390
^	Kyokuyo Co. Ltd.	14,800	390
	Kyodo Printing Co. Ltd.	117,000	388
	Yahagi Construction Co. Ltd.	43,300	386
	CONEXIO Corp.	25,000	383
	Meiko Network Japan Co. Ltd.	29,363	383
	Nitto Kohki Co. Ltd.	16,400	382
	Daito Pharmaceutical Co. Ltd.	18,600	382
	Nippon Valqua Industries Ltd.	22,200	379
	Achilles Corp.	23,500	378
	Daikokutenbussan Co. Ltd.	7,900	377
^	Stella Chemifa Corp.	14,300	377
	Nippon Road Co. Ltd.	84,000	377
*,^	KLab Inc.	51,560	376
^	Toho Titanium Co. Ltd.	55,400	375
	Mimasu Semiconductor Industry Co. Ltd.	24,200	375
^	Jamco Corp.	16,000	373
	Ateam Inc.	14,200	373
	JAC Recruitment Co. Ltd.	24,300	373
	Shimizu Bank Ltd.	12,000	372
	Happinet Corp.	22,600	372
	Chukyo Bank Ltd.	17,800	372
	Fukuda Corp.	42,000	372
	Qol Co. Ltd.	27,199	371
	Fuji Pharma Co. Ltd.	11,300	368
^	Keiyo Co. Ltd.	61,500	366
	Tonami Holdings Co. Ltd.	105,000	361
*	Wellnet Corp.	25,300	360
	Kurimoto Ltd.	18,200	359
^	Senshukai Co. Ltd.	48,900	358
	Amuse Inc.	15,500	356
	Misawa Homes Co. Ltd.	38,400	355
	Hosokawa Micron Corp.	9,600	353
	Kansai Super Market Ltd.	25,000	352
	Koatsu Gas Kogyo Co. Ltd.	53,000	352
	Nippon Beet Sugar Manufacturing Co. Ltd.	16,800	351
^	Showa Aircraft Industry Co. Ltd.	32,300	351
	Ines Corp.	37,500	350
	Shinnihon Corp.	44,500	350
^	Kobe Bussan Co. Ltd.	9,500	350
	Pronexus Inc.	27,735	347
	Kitano Construction Corp.	128,000	347
^	Sac's Bar Holdings Inc.	30,950	345
	Kamei Corp.	31,200	344
	Yurtec Corp.	55,000	343
	ESPEC Corp.	28,208	342
^	Toho Co. Ltd.	13,700	339
	Mie Bank Ltd.	16,110	336
	Denyo Co. Ltd.	22,900	336
	Osaka Steel Co. Ltd.	17,700	335
	Hokkan Holdings Ltd.	73,000	335
	Toyo Tanso Co. Ltd.	21,010	335
	Icom Inc.	14,600	334
	Toyo Corp.	34,317	334
	Gecoss Corp.	30,500	331
	Itochu-Shokuhin Co. Ltd.	7,900	330
	Riken Technos Corp.	68,800	330
	Fukui Computer Holdings Inc.	12,500	328
	Tsukuba Bank Ltd.	113,900	328
	Mitsubishi Nichiyu Forklift Co. Ltd.	53,600	328
	Shinko Shoji Co. Ltd.	28,000	328
	Kita-Nippon Bank Ltd.	11,300	326

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Tokyo Rope Manufacturing Co. Ltd.	21,200	324
	CAC Holdings Corp.	34,100	324
	Nippon Parking Development Co. Ltd.	250,000	323
	ASAHI YUKIZAI Corp.	153,555	320
	Komatsu Seiren Co. Ltd.	50,900	319
	Keihanshin Building Co. Ltd.	55,700	319
	WATAMI Co. Ltd.	26,600	319
	Nippon Chemiphar Co. Ltd.	6,900	318
	Tosei Corp.	44,400	314
	Onoken Co. Ltd.	22,600	313
	NS United Kaiun Kaisha Ltd.	146,000	312
	Tokyo Electron Device Ltd.	21,800	310
	Japan Cash Machine Co. Ltd.	26,700	310
	Japan Transcity Corp.	73,192	309
	Kanagawa Chuo Kotsu Co. Ltd.	48,000	307
	Pocket Card Co. Ltd.	49,300	304
	Nissei ASB Machine Co. Ltd.	11,800	303
	K&O Energy Group Inc.	19,500	303
^	BRONCO BILLY Co. Ltd.	13,200	302
	Torishima Pump Manufacturing Co. Ltd.	32,400	302
	SMK Corp.	87,000	300
	Studio Alice Co. Ltd.	14,100	299
	Airport Facilities Co. Ltd.	56,900	298
^	Daikoku Denki Co. Ltd.	20,700	298
	Uchida Yoko Co. Ltd.	13,000	298
*	Mitsubishi Paper Mills Ltd.	43,000	296
^	PC Depot Corp.	58,740	296
	Shimojima Co. Ltd.	28,800	293
	Takihyo Co. Ltd.	71,000	287
	GCA Corp.	35,500	287
	Aichi Corp.	38,700	286
	Toa Corp.	33,300	286
	T RAD Co. Ltd.	96,000	285
	Kyosan Electric Manufacturing Co. Ltd.	70,000	285
	Sekisui Plastics Co. Ltd.	39,000	285
^	Toda Kogyo Corp.	121,000	284
^	Nihon Trim Co. Ltd.	8,500	284
	Arcland Service Holdings Co. Ltd.	10,300	284
	AOI Electronics Co. Ltd.	9,270	283
^	Chuetsu Pulp & Paper Co. Ltd.	133,000	283
	France Bed Holdings Co. Ltd.	33,600	282
	Mars Engineering Corp.	13,700	282
	Weathernews Inc.	8,400	282
^	Mie Kotsu Group Holdings Inc.	83,400	281
	Fuso Pharmaceutical Industries Ltd.	10,900	280
	SRA Holdings	10,500	279
	Shinwa Co. Ltd.	16,400	278
	Sanyo Shokai Ltd.	187,423	276
	Toenec Corp.	52,000	275
	Chuo Spring Co. Ltd.	92,000	275
	Okura Industrial Co. Ltd.	58,000	275
	CI Takiron Corp.	54,000	274
	Hisaka Works Ltd.	32,000	274
	Taiho Kogyo Co. Ltd.	20,800	272
	Mitsubishi Research Institute Inc.	9,400	272
	Sanoh Industrial Co. Ltd.	37,900	272
	Sun Frontier Fudousan Co. Ltd.	31,000	271
	CHIMNEY Co. Ltd.	10,700	271
	Noritsu Koki Co. Ltd.	35,000	269
	Shibusawa Warehouse Co. Ltd.	87,549	269
	Advan Co. Ltd.	25,800	269
	Hodogaya Chemical Co. Ltd.	8,600	267
	Chori Co. Ltd.	14,900	266
	Toyo Denki Seizo KK	18,000	265

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hioki EE Corp.	12,900	265
*,^	Nippon Sharyo Ltd.	100,000	265
	Kanaden Corp.	27,300	264
	Aiphone Co. Ltd.	16,900	264
	Halows Co. Ltd.	12,500	263
	Inaba Seisakusho Co. Ltd.	21,500	263
	Atsugi Co. Ltd.	218,000	262
	ST Corp.	16,400	261
	Toa Oil Co. Ltd.	213,000	258
	Aeon Fantasy Co. Ltd.	9,800	258
	Tatsuta Electric Wire and Cable Co. Ltd.	52,100	257
*,^	U-Shin Ltd.	37,000	256
	Mitsui Matsushima Co. Ltd.	20,100	256
	Toyo Kohan Co. Ltd.	71,600	256
	Sinanen Holdings Co. Ltd.	12,800	256
	Sumitomo Densetsu Co. Ltd.	22,100	255
	Asahi Co. Ltd.	19,800	253
	Paris Miki Holdings Inc.	60,600	253
	Teikoku Electric Manufacturing Co. Ltd.	26,300	253
	Zuken Inc.	21,100	252
	Tokyo Tekko Co. Ltd.	66,000	252
	Mito Securities Co. Ltd.	94,600	250
	Matsuda Sangyo Co. Ltd.	18,500	248
	Ryoden Corp.	39,000	247
*	SWCC Showa Holdings Co. Ltd.	335,000	246
	Toyo Securities Co. Ltd.	102,000	245
	Tokyo Energy & Systems Inc.	29,000	244
	Gun-Ei Chemical Industry Co. Ltd.	7,600	243
	KFC Holdings Japan Ltd.	13,900	243
	Parco Co. Ltd.	23,000	239
	Hokkaido Gas Co. Ltd.	98,000	238
	Seika Corp.	76,000	238
	Yusen Logistics Co. Ltd.	24,900	237
	Tv Tokyo Holdings Corp.	10,800	236
^	Takaoka Toko Co. Ltd.	15,500	235
^	Hito Communications Inc.	15,200	235
	Sumitomo Precision Products Co. Ltd.	72,000	234
^	Cybozu Inc.	57,700	233
	Asunaro Aoki Construction Co. Ltd.	31,700	233
	Krosaki Harima Corp.	60,000	233
	Fujitsu Frontech Ltd.	16,800	232
	Godo Steel Ltd.	15,800	232
	Kitagawa Iron Works Co. Ltd.	12,000	232
	MTI Ltd.	40,400	230
	Tosho Printing Co. Ltd.	51,000	230
	Honeys Holdings Co. Ltd.	22,790	230
	Organo Corp.	50,000	229
	Cleanup Corp.	31,400	227
^	Srg Takamiya Co. Ltd.	47,600	225
^	JP-Holdings Inc.	82,000	224
	Toli Corp.	66,101	220
^	Fields Corp.	19,600	220
^	Furuno Electric Co. Ltd.	35,700	218
	Japan Radio Co. Ltd.	16,800	218
	Yomiuri Land Co. Ltd.	57,000	216
	Fuji Oil Co. Ltd.	66,400	214
*,^	Takata Corp.	59,400	214
	Rhythm Watch Co. Ltd.	126,000	213
	Tsutsumi Jewelry Co. Ltd.	11,500	211
	Zuiko Corp.	6,100	211
	Fujikura Kasei Co. Ltd.	35,600	210
	Tomoku Co. Ltd.	68,000	210
	Nihon Yamamura Glass Co. Ltd.	125,000	210
	Future Corp.	27,000	210

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Dai-ichi Seiko Co. Ltd.	14,200	209
*	KNT-CT Holdings Co. Ltd.	163,000	206
*,^	Shin Nippon Biomedical Laboratories Ltd.	35,400	202
	Gakken Holdings Co. Ltd.	7,300	201
	Kobelco Eco-Solutions Co. Ltd.	48,000	200
	Nippon Coke & Engineering Co. Ltd.	225,200	200
	Corona Corp. Class A	19,500	199
	Maezawa Kasei Industries Co. Ltd.	18,600	198
^	Linical Co. Ltd.	15,800	196
	Yushiro Chemical Industry Co. Ltd.	15,600	196
	Artnature Inc.	30,500	196
	NDS Co. Ltd.	7,600	195
	Pasona Group Inc.	26,200	195
*	Yamada SxL Home Co. Ltd.	270,000	194
	Daisyo Corp.	13,400	194
	Kinki Sharyo Co. Ltd.	8,700	193
	Taisei Lamick Co. Ltd.	7,400	192
	Maezawa Kyuso Industries Co. Ltd.	13,600	190
^	Tabuchi Electric Co. Ltd.	63,800	188
*,^	FDK Corp.	178,149	187
*	Laox Co. Ltd.	38,800	186
	Chugai Ro Co. Ltd.	95,000	185
	Sankyo Seiko Co. Ltd.	53,397	184
	Nihon Dempa Kogyo Co. Ltd.	25,310	183
	Elematec Corp.	11,500	182
	Alpha Systems Inc.	10,500	181
	NEC Capital Solutions Ltd.	11,100	179
	CMIC Holdings Co. Ltd.	13,600	176
^	Tokyo Rakutenchi Co. Ltd.	37,000	174
^	Funai Electric Co. Ltd.	23,200	173
	Dunlop Sports Co. Ltd.	17,500	163
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	159
*,^	Japan Drilling Co. Ltd.	8,200	157
	Nakayama Steel Works Ltd.	23,300	147
^	Best Denki Co. Ltd.	100,500	146
^	Right On Co. Ltd.	16,400	141
	Kojima Co. Ltd.	35,300	93
*	Ain Holdings Inc.	8	1
	Horiba Ltd.	7	—
	Relo Group Inc.	20	—
	Megmilk Snow Brand Co. Ltd.	6	—
	Kyudenko Corp.	5	—
	Koei Tecmo Holdings Co. Ltd.	7	—
	Fujitsu General Ltd.	5	—
	Zensho Holdings Co. Ltd.	4	—
	Ariake Japan Co. Ltd.	1	—
			634,159
Malaysia (0.9%)
	Dialog Group Bhd.	7,945,662	3,567
	Press Metal Bhd.	3,159,540	2,131
	My EG Services Bhd.	3,930,600	1,927
	Genting Plantations Bhd.	619,573	1,628
	Top Glove Corp. Bhd.	1,474,258	1,552
	Bursa Malaysia Bhd.	618,936	1,463
	Hartalega Holdings Bhd.	1,253,120	1,413
	Malakoff Corp. Bhd.	4,333,700	1,257
	Sunway REIT	3,202,300	1,254
	IGB REIT	3,184,800	1,247
	Inari Amertron Bhd.	2,545,300	1,225
	Cahya Mata Sarawak Bhd.	1,042,400	1,091
	TIME dotCom Bhd.	522,600	1,063
	QL Resources Bhd.	962,940	1,054
	KPJ Healthcare Bhd.	1,061,410	1,027
*	Fraser & Neave Holdings Bhd.	171,400	983

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Malaysia Building Society Bhd.	3,190,000	962
	Mah Sing Group Bhd.	2,649,875	909
	WCT Holdings Bhd.	1,692,186	869
	VS Industry Bhd.	1,725,100	795
	Sunway Bhd.	961,152	768
	Kossan Rubber Industries	579,600	762
	Capitaland Malaysia Mall Trust	2,209,600	759
	Pos Malaysia Bhd.	620,400	746
*	Malaysian Resources Corp. Bhd.	1,835,069	641
	Bermaz Auto Bhd.	1,294,540	641
	Eastern & Oriental Bhd.	1,459,433	639
	Yinson Holdings Bhd.	820,300	633
	Unisem M Bhd.	823,680	632
	Pavilion REIT	1,508,200	605
	Syarikat Takaful Malaysia Bhd.	599,000	552
*	Eco World Development Group Bhd.	1,469,700	514
	DRB-Hicom Bhd.	1,468,427	486
*	Berjaya Corp. Bhd.	5,323,292	429
	Muhibbah Engineering M Bhd.	583,700	389
*	AirAsia X Bhd.	3,075,550	319
	Sunway Construction Group Bhd.	673,340	310
	Supermax Corp. Bhd.	679,350	300
*	UMW Oil & Gas Corp. Bhd.	1,679,500	263
*	Dayang Enterprise Holdings Bhd.	920,300	260
	Datasonic Group Bhd.	816,300	242
*	KNM Group Bhd.	2,659,600	177
*	Mulpha International Bhd.	3,146,950	174
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	594,200	137
	Coastal Contracts Bhd.	324,200	99
*	Parkson Holdings Bhd.	663,895	97
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	28
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	238,195	18
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	17
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	14
*	KPJ Healthcare Warrants Exp. 01/23/2019	49,320	14
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	8
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	8
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	8
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	7
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	7
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	4
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	4
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	2
*	KNM Group Bhd. Warrants Exp. 11/15/2017	188,812	—
			39,130
Mexico (0.4%)
*	Bolsa Mexicana de Valores SAB de CV	1,062,197	1,848
	PLA Administradora Industrial S de RL de CV	1,078,398	1,819
*	Genomma Lab Internacional SAB de CV Class B	1,399,300	1,766
	Macquarie Mexico Real Estate Management SA de CV	1,411,906	1,547
	Corp Inmobiliaria Vesta SAB de CV	984,500	1,388
	Prologis Property Mexico SA de CV	616,012	1,046
	Grupo Herdez SAB de CV	413,102	918
	Grupo Financiero Interacciones SA de CV	178,300	831
*	Hoteles City Express SAB de CV	786,500	824
	Credito Real SAB de CV SOFOM ER	470,500	660
*	La Comer SAB de CV	829,900	648
*,2	Elementia SAB de CV	424,137	579
*	Rassini SAB de CV	119,400	563
	Qualitas Controladora SAB de CV	343,976	563
	Concentradora Fibra Hotelera Mexicana SA de CV	674,559	552
*	Unifin Financiera SAB de CV SOFOM ENR	195,712	512
	TV Azteca SAB de CV	2,553,695	442
*	Grupo GICSA SA de CV	634,100	410

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Consorcio ARA SAB de CV	1,202,610	401
*	Axtel SAB de CV	1,238,600	271
			17,588
Netherlands (2.0%)
*	Aalberts Industries NV	173,831	6,893
*	Galapagos NV	65,993	5,782
*	SBM Offshore NV	329,016	5,420
^	ASM International NV	88,327	5,316
	IMCD Group NV	94,123	5,070
*	ASR Nederland NV	165,877	4,908
*,2	Philips Lighting NV	137,383	4,648
	APERAM SA	82,451	4,145
*	PostNL NV	798,142	3,955
*,^	TKH Group NV	76,842	3,532
	Wereldhave NV	73,966	3,406
	BE Semiconductor Industries NV	61,062	3,192
	Eurocommercial Properties NV	81,733	3,176
	Corbion NV	101,192	3,140
*	TomTom NV	226,751	2,305
*,^	Koninklijke BAM Groep NV	385,107	2,168
*	Fugro NV	144,297	2,128
*,^	Arcadis NV	122,319	2,122
2	Refresco Group NV	104,502	2,042
2	Flow Traders	59,655	1,839
*	Accell Group	45,232	1,578
*,^	Wessanen	92,765	1,386
	Vastned Retail NV	32,884	1,228
	NSI NV	279,465	1,180
*,2	Basic-Fit NV	42,262	739
	Brunel International NV	33,558	571
^	BinckBank NV	108,501	539
*	SRH NV	96,364	—
			82,408
New Zealand (0.7%)
	Z Energy Ltd.	650,923	3,331
*,^	a2 Milk Co. Ltd.	1,278,688	2,965
	Trade Me Group Ltd.	714,483	2,602
	Chorus Ltd.	771,590	2,377
^	Mainfreight Ltd.	139,631	2,118
	EBOS Group Ltd.	160,945	2,020
	Goodman Property Trust	1,816,647	1,523
	Infratil Ltd.	715,558	1,449
	Freightways Ltd.	275,895	1,418
	Summerset Group Holdings Ltd.	390,510	1,394
	Genesis Energy Ltd.	919,274	1,347
	Precinct Properties New Zealand Ltd.	1,442,683	1,193
	Argosy Property Ltd.	1,395,560	968
	Vital Healthcare Property Trust	633,705	957
	Metlifecare Ltd.	210,365	839
	Heartland Bank Ltd.	615,769	701
	Kathmandu Holdings Ltd.	311,843	429
	New Zealand Refining Co. Ltd.	255,302	409
	TOWER Ltd.	260,271	218
	New Zealand Oil & Gas Ltd.	425,284	181
			28,439
Norway (1.3%)
*	Subsea 7 SA	487,796	8,039
*,^	Storebrand ASA	812,199	5,352
	TGS Nopec Geophysical Co. ASA	183,674	4,004
*,^	Tomra Systems ASA	263,080	3,054
	Leroy Seafood Group ASA	45,548	2,291
	Salmar ASA	92,318	2,190
*,^	SpareBank 1 SR-Bank ASA	267,535	2,110

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Atea ASA	169,243	2,047
2	XXL ASA	183,011	1,970
*	Bakkafrost P/F	57,667	1,954
	SpareBank 1 SMN	228,929	1,906
2	Entra ASA	165,425	1,898
*	Borregaard ASA	150,182	1,687
	Veidekke ASA	125,448	1,670
*	Aker ASA	42,836	1,627
*,2	Aker Solutions ASA	284,167	1,618
*	Petroleum Geo-Services ASA	541,498	1,269
	Austevoll Seafood ASA	140,451	1,130
*,^	Nordic Semiconductor ASA	267,950	1,070
*,^	DNO ASA	1,163,391	980
	Hoegh LNG Holdings Ltd.	84,773	867
	Opera Software ASA	180,416	816
*	Norway Royal Salmon ASA	38,541	710
	Ocean Yield ASA	83,986	630
2	BW LPG Ltd.	131,813	580
*,^	Norwegian Air Shuttle ASA	19,628	557
*	Wallenius Wilhelmsen Logistics	106,969	542
	Grieg Seafood ASA	62,505	492
	Stolt-Nielsen Ltd.	31,025	480
*,^	REC Silicon ASA	3,415,751	426
*,^	Seadrill Ltd.	614,427	418
*	Akastor ASA	252,714	372
	Norwegian Property ASA	270,241	319
			55,075
Pakistan (0.3%)
	Lucky Cement Ltd.	325,166	2,738
	Hub Power Co. Ltd.	1,548,400	1,917
	Engro Corp. Ltd.	511,421	1,721
	United Bank Ltd.	524,500	1,243
	Pakistan State Oil Co. Ltd.	274,208	1,138
	DG Khan Cement Co. Ltd.	448,986	1,025
	Pakistan Oilfields Ltd.	211,700	920
*	SUI Southern Gas Co. Ltd.	1,692,000	706
	Kot Addu Power Co. Ltd.	858,108	634
*	Engro Fertilizers Ltd.	1,024,430	574
	Fauji Fertilizer Bin Qasim Ltd.	520,000	249
*	Mari Petroleum Co. Ltd.	13,610	205
*	Nishat Mills Ltd.	98,526	148
	Searle Co. Ltd.	23,308	138
	Pakistan Telecommunication Co. Ltd.	662,000	102
*	Fauji Cement Co. Ltd.	89,307	37
			13,495
Peru (0.0%)
	Volcan Cia Minera SAA Class B	4,793,548	1,271

Philippines (0.4%)
	Security Bank Corp.	553,969	2,364
	Robinsons Land Corp.	2,882,631	1,481
	Puregold Price Club Inc.	1,697,800	1,417
	Robinsons Retail Holdings Inc.	805,980	1,281
*	DoubleDragon Properties Corp.	1,062,390	1,106
	First Gen Corp.	2,438,430	1,049
	D&L Industries Inc.	4,011,900	1,028
	Manila Water Co. Inc.	1,560,985	998
	Cosco Capital Inc.	5,981,500	977
	Cebu Air Inc.	310,570	671
	Vista Land & Lifescapes Inc.	6,271,500	664
	Filinvest Land Inc.	15,447,400	536
*	Century Pacific Food Inc.	1,610,000	532
	First Philippine Holdings Corp.	347,860	505
*	Melco Crown Philippines Resorts Corp.	3,154,700	465

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Lopez Holdings Corp.	2,771,600	426
	Nickel Asia Corp.	2,794,808	349
			15,849
Poland (0.2%)
	KRUK SA	27,769	2,047
*	CD Projekt SA	110,546	1,932
*	Kernel Holding SA	90,237	1,607
	Energa SA	390,076	1,002
*	PKP Cargo SA	58,806	968
	Warsaw Stock Exchange	45,441	532
*	UNIWHEELS AG	8,270	504
*,^	Boryszew SA	159,822	477
*	Getin Noble Bank SA	716,633	343
*,^	Lubelski Wegiel Bogdanka SA	17,707	331
	Neuca SA	2,746	278
*	Getin Holding SA	564,239	192
*	Bioton SA	67,294	123
*	Integer.pl SA	2,516	31
			10,367
Portugal (0.3%)
	Banco Comercial Portugues SA	16,206,810	3,621
	NOS SGPS SA	397,745	2,278
	Navigator Co. SA	490,398	2,075
*	Sonae SGPS SA	1,771,753	1,818
*	REN - Redes Energeticas Nacionais SGPS SA	520,715	1,531
	CTT-Correios de Portugal SA	265,369	1,515
	Semapa-Sociedade de Investimento e Gestao	36,313	570
	Altri SGPS SA	108,533	507
^	Mota-Engil SGPS SA	148,857	378
	Sonaecom SGPS SA	48,029	138
*	Banco BPI SA	101,696	119
			14,550
Qatar (0.0%)
	Medicare Group	25,892	690
	Salam International Investment Ltd. QSC	119,618	345
			1,035
Russia (0.1%)
	M.Video PJSC	136,960	919
	TMK PJSC	606,868	783
*	Raspadskaya OJSC	310,200	398
*	DIXY Group PJSC	100,910	381
	TGC-1 PJSC	1,442,000,000	317
	OGK-2 PJSC	30,444,850	216
	Novatek PJSC GDR	272	33
			3,047
Singapore (1.3%)
	Mapletree Commercial Trust	3,406,804	3,890
	Mapletree Industrial Trust	2,214,300	2,837
	Mapletree Greater China Commercial Trust	3,540,712	2,711
	Keppel REIT	3,523,947	2,673
	Mapletree Logistics Trust	2,821,774	2,283
	United Engineers Ltd.	803,900	1,655
	Frasers Centrepoint Trust	1,043,710	1,577
	Raffles Medical Group Ltd.	1,564,484	1,567
	Ascott Residence Trust	1,994,665	1,564
	Parkway Life REIT	763,881	1,401
	Starhill Global REIT	2,537,408	1,398
	CDL Hospitality Trusts	1,196,366	1,328
	Keppel Infrastructure Trust	3,528,100	1,314
	Frasers Logistics & Industrial Trust	1,686,400	1,218
	CapitaLand Retail China Trust	1,007,760	1,147
	Keppel DC REIT	1,287,308	1,141
	First Resources Ltd.	845,629	1,134

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Genting Hong Kong Ltd.	3,621,177	1,087
	Frasers Commercial Trust	1,124,113	1,079
	Lippo Malls Indonesia Retail Trust	3,533,700	1,075
	Cambridge Industrial Trust	2,536,260	1,064
^	OUE Hospitality Trust	1,978,266	1,019
	Ascendas India Trust	1,223,562	1,008
	Cache Logistics Trust	1,492,641	924
	First REIT	955,100	922
	Croesus Retail Trust	1,316,500	918
	Ascendas Hospitality Trust	1,617,600	902
	Asian Pay Television Trust	2,416,200	891
	Accordia Golf Trust	1,635,516	872
	Manulife US REIT	995,400	836
	Far East Hospitality Trust	1,781,900	766
	Yoma Strategic Holdings Ltd.	1,806,619	749
*	Beijing Gas Blue Sky Holdings Ltd.	9,416,000	690
*,^	China Animal Healthcare Ltd.	1,003,918	671
*,^	Ezion Holdings Ltd.	3,105,862	665
	RHT Health Trust	936,000	633
^	Soilbuild Business Space REIT	1,304,500	621
	SPH REIT	879,400	620
	OUE Ltd.	412,700	605
*,^	SIIC Environment Holdings Ltd.	1,521,382	577
	Silverlake Axis Ltd.	1,350,529	545
	Sabana Shari'ah Compliant Industrial REIT	1,661,300	541
	Sarine Technologies Ltd.	380,404	523
^	Sheng Siong Group Ltd.	681,900	478
	GL Ltd.	682,500	379
^	Hyflux Ltd.	884,486	351
*	COSCO Shipping International Singapore Co. Ltd.	1,707,800	349
	Fortune REIT (Singapore Shares)	276,589	322
^	Midas Holdings Ltd.	1,980,847	319
	Bumitama Agri Ltd.	478,200	253
^	China Everbright Water Ltd.	749,100	249
	Indofood Agri Resources Ltd.	641,500	224
	Boustead Singapore Ltd.	313,600	200
*	Ying Li International Real Estate Ltd.	1,181,800	118
*,^	China Fishery Group Ltd.	1,088,512	59
*,^	Ezra Holdings Ltd.	4,500,399	35
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	455,755	20
*	China Hongxing Sports Ltd.	831,000	—
*	China Milk Products Group Ltd.	140,000	—
			54,997
South Africa (0.7%)
	SA Corporate Real Estate Ltd.	4,576,900	1,881
	Vukile Property Fund Ltd.	1,184,275	1,681
	DataTec Ltd.	343,654	1,495
	Advtech Ltd.	983,008	1,406
*	Zeder Investments Ltd.	2,082,374	1,116
	Hosken Consolidated Investments Ltd.	107,322	1,111
	Cashbuild Ltd.	36,856	1,002
	Trencor Ltd.	315,531	950
*	PPC Ltd.	2,009,971	942
	Wilson Bayly Holmes-Ovcon Ltd.	87,278	933
	Blue Label Telecoms Ltd.	702,798	892
	Rebosis Property Fund Ltd.	955,440	871
	Alexander Forbes Group Holdings Ltd.	1,673,704	807
	Arrowhead Properties Ltd.	1,221,044	807
	Astral Foods Ltd.	67,683	787
	Mpact Ltd.	336,766	780
	Ascendis Health Ltd.	410,360	766
	Murray & Roberts Holdings Ltd.	706,396	741
	Emira Property Fund Ltd.	699,262	733
	Peregrine Holdings Ltd.	335,939	667

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Delta Property Fund Ltd.	941,792	618
	City Lodge Hotels Ltd.	53,205	592
	MAS Real Estate Inc.	339,477	569
*	Metair Investments Ltd.	329,521	564
	Hudaco Industries Ltd.	55,101	561
	Adcock Ingram Holdings Ltd.	114,039	511
*	ArcelorMittal South Africa Ltd.	853,855	480
	Lewis Group Ltd.	151,502	429
	Raubex Group Ltd.	225,059	406
*	Consolidated Infrastructure Group Ltd.	270,566	368
*	Alviva Holdings Ltd.	220,192	347
	Merafe Resources Ltd.	2,563,721	318
*	Royal Bafokeng Platinum Ltd.	119,214	315
	Invicta Holdings Ltd.	70,076	287
	Clover Industries Ltd.	233,133	283
	DRDGOLD Ltd.	678,279	265
*	Aveng Ltd.	581,779	248
	Group Five Ltd.	171,940	201
	Adcorp Holdings Ltd.	164,865	169
			27,899
South Korea (4.1%)
	Medy-Tox Inc.	7,168	3,150
	LG Innotek Co. Ltd.	25,322	2,924
	CJ E&M Corp.	33,755	2,387
*,^	Kumho Tire Co. Inc.	283,147	2,002
*,^	ViroMed Co. Ltd.	23,940	1,940
	Com2uSCorp	17,893	1,886
	Meritz Securities Co. Ltd.	507,115	1,839
	KB Insurance Co. Ltd.	63,054	1,811
*,^	Komipharm International Co. Ltd.	55,372	1,799
^	Kolon Industries Inc.	29,682	1,783
	SK Chemicals Co. Ltd.	31,347	1,734
^	Korea Kolmar Co. Ltd.	24,143	1,702
^	CJ CGV Co. Ltd.	22,624	1,699
^	Youngone Corp.	54,034	1,609
	KIWOOM Securities Co. Ltd.	22,915	1,590
	Korean Reinsurance Co.	157,000	1,558
	Meritz Fire & Marine Insurance Co. Ltd.	98,823	1,537
*	Pan Ocean Co. Ltd.	325,991	1,490
*,^	Hugel Inc.	3,610	1,478
^	Cosmax Inc.	11,769	1,469
	SK Materials Co. Ltd.	9,398	1,456
^	Green Cross Corp.	9,560	1,377
	Green Cross Holdings Corp.	47,493	1,360
^	LIG Nex1 Co. Ltd.	19,017	1,348
	Hyundai Home Shopping Network Corp.	12,460	1,336
	Seoul Semiconductor Co. Ltd.	77,637	1,282
	Hyundai Greenfood Co. Ltd.	89,763	1,260
	SFA Engineering Corp.	18,077	1,242
*	WONIK IPS Co. Ltd.	54,044	1,229
	JB Financial Group Co. Ltd.	221,705	1,177
	LG International Corp.	41,105	1,173
	Poongsan Corp.	33,953	1,164
	LS Industrial Systems Co. Ltd.	25,968	1,159
*	Dongbu HiTek Co. Ltd.	61,994	1,149
	Innocean Worldwide Inc.	20,361	1,142
*,^	Yungjin Pharmaceutical Co. Ltd.	151,634	1,138
	Samyang Holdings Corp.	10,134	1,126
^	IS Dongseo Co. Ltd.	29,735	1,122
^	Hana Tour Service Inc.	14,803	1,097
	Korea Petrochemical Ind Co. Ltd.	5,230	1,086
	Eo Technics Co. Ltd.	14,567	1,085
	LOTTE Himart Co. Ltd.	22,355	1,080
	Koh Young Technology Inc.	22,571	1,065

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Chong Kun Dang Pharmaceutical Corp.	10,394	1,063
^	Kolon Life Science Inc.	8,522	1,054
^	Fila Korea Ltd.	17,248	1,052
	CJ O Shopping Co. Ltd.	6,254	1,050
	Dongkuk Steel Mill Co. Ltd.	107,847	1,049
	Hansol Chemical Co. Ltd.	14,010	1,002
	Lotte Food Co. Ltd.	1,773	999
*	Advanced Process Systems Corp.	21,283	974
	Hyundai Elevator Co. Ltd.	17,112	936
	Daishin Securities Co. Ltd.	85,981	932
	GS Home Shopping Inc.	5,176	925
*,^	Hanjin Kal Corp.	51,983	924
	Hanwha General Insurance Co. Ltd.	140,265	913
	Hankook Tire Worldwide Co. Ltd.	51,311	902
	Loen Entertainment Inc.	11,185	864
*,^	Seegene Inc.	27,273	854
*	Osstem Implant Co. Ltd.	18,091	838
	Korea Electric Terminal Co. Ltd.	13,325	833
^	Ilyang Pharmaceutical Co. Ltd.	24,135	813
^	JW Pharmaceutical Corp.	20,868	794
	Daou Technology Inc.	43,452	792
	Toptec Co. Ltd.	32,665	786
	DuzonBizon Co. Ltd.	32,808	784
	Tongyang Inc.	410,242	776
	Daesang Corp.	37,153	775
^	Korea Real Estate Investment & Trust Co. Ltd.	277,705	772
^	Bukwang Pharmaceutical Co. Ltd.	42,102	771
^	SPC Samlip Co. Ltd.	4,102	759
	Huchems Fine Chemical Corp.	36,956	753
	DoubleUGames Co. Ltd.	15,586	751
	Taekwang Industrial Co. Ltd.	943	738
	Vieworks Co. Ltd.	12,598	729
*	Hyundai Rotem Co. Ltd.	39,552	728
*,^	Chabiotech Co. Ltd.	64,741	727
^	Hansae Co. Ltd.	30,067	721
*,^	Hanall Biopharma Co. Ltd.	64,647	721
	Nexen Tire Corp.	60,035	720
*,^	Genexine Co. Ltd.	19,693	715
*	Asiana Airlines Inc.	179,805	711
	Halla Holdings Corp.	13,185	702
	Young Poong Corp.	845	701
	Soulbrain Co. Ltd.	14,474	699
*,^	Medipost Co. Ltd.	13,174	699
	SK Gas Ltd.	6,704	692
	Dong-A Socio Holdings Co. Ltd.	5,340	689
^	Dongwon Industries Co. Ltd.	2,295	681
^	Dong-A ST Co. Ltd.	8,245	679
*,^	HLB Inc.	55,854	677
	Maeil Dairy Industry Co. Ltd.	6,665	669
	LF Corp.	30,402	666
	Partron Co. Ltd.	69,511	665
^	Ahnlab Inc.	10,419	664
*,^	Taihan Electric Wire Co. Ltd.	432,212	653
^	TES Co. Ltd.	28,531	653
	Hanil Cement Co. Ltd.	6,304	648
*,^	DIO Corp.	20,893	645
	Handsome Co. Ltd.	22,962	633
*,^	SM Entertainment Co.	27,819	632
^	ST Pharm Co. Ltd.	15,531	624
	KISWIRE Ltd.	18,589	617
	Jeil Pharmaceutical Co.	10,015	605
*,2	CEMEX Holdings Philippines Inc.	4,119,900	605
	Daewoong Pharmaceutical Co. Ltd.	7,488	593
^	Grand Korea Leisure Co. Ltd.	31,003	591

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Mirae Asset Life Insurance Co. Ltd.	119,964	589
	Namyang Dairy Products Co. Ltd.	763	581
*,^	GemVax & Kael Co. Ltd.	50,290	576
	Meritz Financial Group Inc.	51,640	576
	LEENO Industrial Inc.	15,389	576
	Hanjin Transportation Co. Ltd.	21,574	576
	Modetour Network Inc.	16,259	564
*,^	Amicogen Inc.	13,748	559
	S&T Motiv Co. Ltd.	14,027	555
*,^	Foosung Co. Ltd.	85,504	543
	Silicon Works Co. Ltd.	20,949	539
*,^	Gamevil Inc.	8,140	535
	Able C&C Co. Ltd.	20,732	533
*,^	Jenax Inc.	25,073	529
^	Muhak Co. Ltd.	26,130	529
*,^	CrystalGenomics Inc.	40,094	528
*,^	Webzen Inc.	29,310	521
^	Posco ICT Co. Ltd.	86,400	521
*	Jusung Engineering Co. Ltd.	57,474	520
	Samyang Corp.	6,092	515
	Binggrae Co. Ltd.	8,469	511
	InBody Co. Ltd.	21,640	507
*	Ssangyong Motor Co.	76,282	505
	NICE Holdings Co. Ltd.	29,959	505
^	YG Entertainment Inc.	18,622	493
	Tongyang Life Insurance Co. Ltd.	55,433	489
*,^	Celltrion Pharm Inc.	27,477	482
	DongKook Pharmaceutical Co. Ltd.	8,088	482
*,^	SK Securities Co. Ltd.	454,441	478
*,^	Binex Co. Ltd.	42,987	475
^	Seah Besteel Corp.	19,151	470
	AK Holdings Inc.	8,256	468
	Sebang Global Battery Co. Ltd.	13,963	460
^	Caregen Co. Ltd.	7,288	459
^	Seobu T&D	30,748	455
	Hyundai Livart Furniture Co. Ltd.	18,065	451
	iMarketKorea Inc.	38,630	451
	Hansol Paper Co. Ltd.	27,167	451
	i-SENS Inc.	17,245	447
	POSCO Chemtech Co. Ltd.	35,058	443
*,^	Homecast Co. Ltd.	55,635	442
*,^	ATGen Co. Ltd.	14,942	433
	Dongwon F&B Co. Ltd.	1,921	432
*,^	Aprogen pharmaceuticals Inc.	129,254	429
	Daewoong Co. Ltd.	37,565	427
	Songwon Industrial Co. Ltd.	26,927	426
	Youngone Holdings Co. Ltd.	9,004	420
*,^	Korea Line Corp.	19,821	420
*	Yuanta Securities Korea Co. Ltd.	140,629	418
	Daeduck Electronics Co.	51,297	418
	It's Skin Co. Ltd.	10,416	416
*,^	CMG Pharmaceutical Co. Ltd.	136,637	415
	NICE Information Service Co. Ltd.	58,995	414
	Kwang Dong Pharmaceutical Co. Ltd.	53,420	414
*,^	Interflex Co. Ltd.	16,753	412
*,^	iNtRON Biotechnology Inc.	19,526	411
^	WeMade Entertainment Co. Ltd.	15,009	406
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	134,733	400
	SeAH Steel Corp.	4,680	399
*	Hansol Technics Co. Ltd.	29,165	392
*,^	Emerson Pacific Inc.	14,754	391
^	Kumho Industrial Co. Ltd.	47,552	391
	SL Corp.	24,455	389
^	Korea Kolmar Holdings Co. Ltd.	13,390	388

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	CJ Hellovision Co. Ltd.	46,717	387
	Ssangyong Cement Industrial Co. Ltd.	32,950	386
	Chongkundang Holdings Corp.	6,392	385
*	Taeyoung Engineering & Construction Co. Ltd.	69,037	383
^	JW Holdings Corp.	55,488	381
	Hancom Inc.	25,116	379
	Sungwoo Hitech Co. Ltd.	57,973	377
^	Hankook Shell Oil Co. Ltd.	1,052	373
	Daekyo Co. Ltd.	49,138	369
^	Dawonsys Co. Ltd.	33,564	365
	Lock&Lock Co. Ltd.	28,713	359
*	Taewoong Co. Ltd.	15,414	355
	Kwangju Bank	34,133	354
*	Duk San Neolux Co. Ltd.	10,595	348
	Hansol Holdings Co. Ltd.	62,415	348
*,^	Peptron Inc.	9,069	347
*,^	NUTRIBIOTECH Co. Ltd.	17,530	347
^	Dae Hwa Pharmaceutical Co. Ltd.	19,040	345
	Dae Han Flour Mills Co. Ltd.	2,229	345
^	NS Shopping Co. Ltd.	22,860	344
^	Lutronic Corp.	26,944	343
*,^	Leaders Cosmetics Co. Ltd.	20,888	343
*,^	Pharmicell Co. Ltd.	89,649	343
	KT Skylife Co. Ltd.	23,886	340
	Shinyoung Securities Co. Ltd.	7,700	338
	Daeduck GDS Co. Ltd.	25,565	337
	Cuckoo Electronics Co. Ltd.	2,904	333
^	Kolao Holdings	56,393	331
^	Humedix Co. Ltd.	11,954	328
^	Kolon Corp.	5,936	326
	Samchully Co. Ltd.	3,448	321
	Huons Global Co. Ltd.	10,926	321
	Cell Biotech Co. Ltd.	9,799	318
*,^	COSON Co. Ltd.	26,820	316
	Hyundai Corp.	17,075	313
*	Wonik Holdings Co. Ltd.	53,876	312
^	ICD Co. Ltd.	21,973	311
^	CJ Freshway Corp.	10,233	309
*	Lumens Co. Ltd.	96,721	308
*	Hanwha Investment & Securities Co. Ltd.	135,192	304
	Seoyon E-Hwa Co. Ltd.	25,219	303
*,^	G-SMATT GLOBAL Co. Ltd.	24,241	297
*	Dongbu Securities Co. Ltd.	90,146	290
*	S&T Dynamics Co. Ltd.	36,678	289
^	Sung Kwang Bend Co. Ltd.	30,683	284
*	Woongjin Thinkbig Co. Ltd.	36,242	281
*,^	CUROCOM Co. Ltd.	138,258	280
	Byucksan Corp.	82,989	279
^	KH Vatec Co. Ltd.	24,997	278
*	Huons Co. Ltd.	5,934	276
^	Interpark Holdings Corp.	57,621	272
*	SFA Semicon Co. Ltd.	128,313	267
*,^	Insun ENT Co. Ltd.	48,695	262
	Eusu Holdings Co. Ltd.	42,258	260
^	GOLFZON Co. Ltd.	5,545	256
*,^	APS Holdings Corp.	18,564	252
*	GNCO Co. Ltd.	137,264	250
*,^	Naturalendo Tech Co. Ltd.	20,609	247
	Sindoh Co. Ltd.	5,352	247
	Youlchon Chemical Co. Ltd.	21,081	246
*,^	Samsung Pharmaceutical Co. Ltd.	77,106	245
	Coreana Cosmetics Co. Ltd.	43,528	245
*,^	KONA I Co. Ltd.	28,526	243
	Namhae Chemical Corp.	30,040	242

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	E1 Corp.	4,721	241
*	Eugene Investment & Securities Co. Ltd.	90,761	241
	Green Cross Cell Corp.	9,220	236
	Humax Co. Ltd.	22,327	233
*,^	CrucialTec Co. Ltd.	43,353	233
*,^	Agabang&Company	36,606	232
	KISCO Corp.	6,962	229
	Crown Haitai Holdings Co. Ltd.	8,026	224
	Kyobo Securities Co. Ltd.	26,216	220
*	NEPES Corp.	25,508	217
^	Hyundai Corp. Holdings Inc.	15,511	216
	Cosmax BTI Inc	6,945	214
	INTOPS Co. Ltd.	19,108	205
	SBS Media Holdings Co. Ltd.	80,361	202
*	KTB Investment & Securities Co. Ltd.	70,403	201
	Hitejinro Holdings Co. Ltd.	19,680	192
	Sam Young Electronics Co. Ltd.	16,317	186
*	Neowiz	17,598	181
	TK Corp.	22,421	178
	Seoyon Co. Ltd.	18,192	161
*,^	Cellumed Co. Ltd.	33,370	160
*,^	Duksan Hi-Metal Co. Ltd.	20,328	157
	DY Corp.	24,569	150
*,^	3S Korea Co. Ltd.	70,925	150
*	Crown Confectionery Co. Ltd.	8,116	132
*	Doosan Engine Co. Ltd.	39,560	132
	GOLFZONNEWDIN Co. Ltd.	23,090	115
	MegaStudy Co. Ltd.	4,013	113
	AtlasBX Co. Ltd.	1,549	73
	Humax Holdings Co. Ltd.	10,095	56
	Daishin Securities Co. Ltd. Preference Shares	3,478	25
*	CrucialTec Co. Ltd. Rights Exp. 06/02/2017	12,804	12
	LG Chem Ltd.	44	11
*	Tera Resource Co. Ltd.	42,004	2
*	CNK International Co. Ltd.	35,374	—
*	SSCP Co. Ltd.	20,873	—
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*	Maeil Dairies Co. Ltd.	7,421	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			170,465
Spain (1.5%)
	Viscofan SA	82,996	4,961
	Bolsas y Mercados Espanoles SHMSF SA	137,459	4,919
2	Cellnex Telecom SA	248,537	4,387
	Ebro Foods SA	154,718	3,456
*	Inmobiliaria Colonial SA	433,960	3,365
	Grupo Catalana Occidente SA	82,561	3,202
	Melia Hotels International SA	203,700	3,021
	Applus Services SA	229,736	2,880
*	Indra Sistemas SA	210,290	2,878
	Prosegur Cia de Seguridad SA	371,504	2,425
	Hispania Activos Inmobiliarios SOCIMI SA	154,937	2,339
	Tecnicas Reunidas SA	53,370	2,109
*	NH Hotel Group SA	390,453	2,019
	Almirall SA	106,314	1,919
	Axiare Patrimonio SOCIMI SA	111,543	1,850
	CIE Automotive SA	85,505	1,838
	Faes Farma SA	466,695	1,675
2	Euskaltel SA	162,872	1,653
	Cia de Distribucion Integral Logista Holdings SA	65,469	1,563
*	Fomento de Construcciones y Contratas SA	140,989	1,306
*	Sacyr SA	508,687	1,273
*	Construcciones y Auxiliar de Ferrocarriles SA	31,468	1,265
	Atresmedia Corp. de Medios de Comunicacion SA	91,474	1,147

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Obrascon Huarte Lain SA	256,652	1,120
*	Pharma Mar SA	273,093	1,047
*	Codere SA	1,456,638	823
	Ence Energia y Celulosa SA	226,533	807
	Papeles y Cartones de Europa SA	85,064	638
*	Liberbank SA	466,586	623
*	Promotora de Informaciones SA	96,836	345
	Merlin Properties Socimi SA	1	—
*,^	Caja de Ahorros del Mediterraneo	42,306	—
*,^	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			62,853
Sweden (3.7%)
	Castellum AB	484,513	6,635
	Elekta AB Class B	632,359	6,602
*	Intrum Justitia AB	127,756	5,075
	Hexpol AB	442,260	4,913
	Loomis AB Class B	129,188	4,691
*,^	Swedish Orphan Biovitrum AB	291,988	4,508
	BillerudKorsnas AB	273,645	4,384
*	Nibe Industrier AB Class B	464,320	4,113
*,2	Dometic Group AB	535,822	3,992
	Fabege AB	231,450	3,986
	NCC AB Class B	149,412	3,969
*	Indutrade AB	167,671	3,960
*	Saab AB Class B	76,118	3,772
	Holmen AB	88,433	3,726
*	SSAB AB Class B	946,561	3,358
	Com Hem Holding AB	267,372	3,327
	AAK AB	46,235	3,309
2	Thule Group AB	186,968	3,241
	Modern Times Group MTG AB Class B	99,061	3,230
	Peab AB	285,973	3,123
	Hufvudstaden AB Class A	195,222	3,059
*	Wallenstam AB	357,431	3,046
	Axfood AB	187,332	2,973
*,^	JM AB	84,268	2,965
*	Sweco AB Class B	119,594	2,965
*	NetEnt AB	337,547	2,604
	Lifco AB Class B	81,376	2,478
*	Bonava AB Class B	148,046	2,394
*,2	Attendo AB	226,778	2,317
*,^	Wihlborgs Fastigheter AB	115,971	2,259
2	Bravida Holding AB	316,961	2,239
	Avanza Bank Holding AB	52,455	2,105
*	AF AB	96,258	2,028
*	Betsson AB	219,125	1,872
^	Fingerprint Cards AB Class B	465,627	1,854
*,^	Kungsleden AB	330,767	1,852
	Pandox AB	107,721	1,809
^	Mycronic AB	181,299	1,790
*	SSAB AB Class A	406,500	1,768
	Oriflame Holding AG	42,213	1,730
	Hemfosa Fastigheter AB	184,102	1,706
*	Ratos AB	346,325	1,624
*	Bilia AB	77,018	1,543
*	Cloetta AB Class B	380,134	1,536
*	Atrium Ljungberg AB	80,239	1,327
*	Nobia AB	126,681	1,310
	Concentric AB	78,914	1,302
*	Vitrolife AB	22,339	1,273
	Bure Equity AB	87,183	1,078
	Haldex AB	79,376	1,065
*,2	Resurs Holding AB	159,623	1,012

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Klovern AB	938,365	988
	Lindab International AB	102,841	939
	Klovern AB Preference Shares	28,439	918
*	Investment AB Oresund	48,491	887
	SkiStar AB	36,985	791
	SAS AB Preference Shares	11,512	703
	Clas Ohlson AB	41,676	691
*	Rezidor Hotel Group AB	170,973	637
*	Mekonomen AB	27,922	554
*,^	SAS AB	333,598	550
*	Collector AB	47,192	520
	Sagax AB Preference Shares	88,055	319
	Hemfosa Fastigheter AB Preference Shares	14,935	277
	Ratos AB Preference Shares	1,176	250
	NCC AB Class A	6,568	175
*	Bonava AB	7,881	126
			154,122
Switzerland (3.2%)
	Logitech International SA	256,308	8,566
	ams AG	109,690	7,057
*	Georg Fischer AG	7,329	6,911
^	BB Biotech AG	100,399	5,702
	dormakaba Holding AG	5,434	4,656
*,2	Sunrise Communications Group AG	60,290	4,478
*	Cembra Money Bank AG	50,519	4,310
*,2	VAT Group AG	30,993	3,980
*	OC Oerlikon Corp. AG	314,482	3,778
*	Bucher Industries AG	11,715	3,777
*	Tecan Group AG	20,744	3,540
*	GAM Holding AG	273,706	3,507
	Forbo Holding AG	2,025	3,322
	Panalpina Welttransport Holding AG	24,704	3,268
	Valiant Holding AG	27,562	3,164
	Mobimo Holding AG	11,570	3,111
*	Belimo Holding AG	825	3,087
*	Allreal Holding AG	17,315	2,979
*	SFS Group AG	27,931	2,787
*	Emmi AG	3,767	2,750
*	Autoneum Holding AG	8,160	2,412
*	u-blox Holding AG	10,479	2,322
	Schweiter Technologies AG	1,669	2,006
	Implenia AG	26,022	1,998
*	Rieter Holding AG	8,069	1,791
^	Burckhardt Compression Holding AG	5,793	1,777
*	Conzzeta AG	1,781	1,761
*,^	Basilea Pharmaceutica AG	20,535	1,750
*	Huber & Suhner AG	25,700	1,731
*	Valora Holding AG	4,864	1,669
*	St. Galler Kantonalbank AG	3,762	1,634
	Daetwyler Holding AG	9,569	1,619
*	Vontobel Holding AG	27,443	1,618
*	Bobst Group SA	14,903	1,510
*	Arbonia AG	80,144	1,490
	COSMO Pharmaceuticals NV	8,592	1,394
*	VZ Holding AG	4,869	1,354
	Interroll Holding AG	1,080	1,270
*,^	Ascom Holding AG	65,498	1,238
*	Siegfried Holding AG	3,973	1,136
	Kudelski SA	64,220	1,114
	Ypsomed Holding AG	5,760	1,109
*	Intershop Holding AG	2,037	981
	APG SGA SA	1,987	950
	BKW AG	17,243	934
*	Bell AG	2,148	923

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Vetropack Holding AG	433	857
	LEM Holding SA	836	855
*,^	Meyer Burger Technology AG	997,415	822
*	Schmolz & Bickenbach AG	886,336	812
^	EFG International AG	126,899	806
*,^	Leonteq AG	13,949	616
*	Zehnder Group AG	17,624	597
	ALSO Holding AG	4,493	565
*	Bachem Holding AG	4,465	532
	Plazza AG	2,102	487
	CS Real Estate Fund LivingPlus	3,504	482
	Swissquote Group Holding SA	16,477	454
*	Alpiq Holding AG	4,169	310
*	Orascom Development Holding AG	1,230	7
*	Petroplus Holdings AG	36,495	—
			132,423
Taiwan (6.3%)
	Chailease Holding Co. Ltd.	1,865,214	4,752
	Powertech Technology Inc.	1,258,662	3,949
	WPG Holdings Ltd.	2,689,889	3,410
	Win Semiconductors Corp.	685,969	3,055
	Yageo Corp.	845,028	2,983
	Airtac International Group	246,229	2,815
	Phison Electronics Corp.	287,962	2,711
	Winbond Electronics Corp.	4,732,000	2,671
	Highwealth Construction Corp.	1,531,341	2,581
	Hiwin Technologies Corp.	399,304	2,544
	Nien Made Enterprise Co. Ltd.	247,000	2,498
	Tripod Technology Corp.	875,327	2,474
	Micro-Star International Co. Ltd.	1,224,000	2,452
	Merida Industry Co. Ltd.	440,055	2,362
*	Ruentex Development Co. Ltd.	1,924,142	2,348
	CTCI Corp.	1,214,667	2,127
	Accton Technology Corp.	910,467	2,065
*	TaiMed Biologics Inc.	341,000	2,050
	Ruentex Industries Ltd.	1,269,160	2,041
	Chroma ATE Inc.	644,040	2,013
	Elite Material Co. Ltd.	499,519	1,992
	Standard Foods Corp.	777,258	1,918
	Zhen Ding Technology Holding Ltd.	790,400	1,848
	Kenda Rubber Industrial Co. Ltd.	1,145,016	1,843
	King Yuan Electronics Co. Ltd.	2,022,963	1,826
	Poya International Co. Ltd.	133,085	1,818
	Merry Electronics Co. Ltd.	306,910	1,817
	Walsin Technology Corp.	948,958	1,815
	FLEXium Interconnect Inc.	480,376	1,783
	Silergy Corp.	98,000	1,772
	King Slide Works Co. Ltd.	113,675	1,750
	LCY Chemical Corp.	1,203,255	1,730
	Simplo Technology Co. Ltd.	506,053	1,693
	eMemory Technology Inc.	122,000	1,680
	King's Town Bank Co. Ltd.	1,723,193	1,656
	Qisda Corp.	2,588,000	1,647
	Radiant Opto-Electronics Corp.	787,147	1,641
	E Ink Holdings Inc.	1,607,708	1,640
	Hota Industrial Manufacturing Co. Ltd.	368,323	1,622
	St. Shine Optical Co. Ltd.	83,419	1,615
	Chipbond Technology Corp.	1,060,852	1,582
*	Genius Electronic Optical Co. Ltd.	134,732	1,574
*	China Petrochemical Development Corp.	4,168,077	1,574
	Globalwafers Co. Ltd.	218,000	1,556
	General Interface Solution Holding Ltd.	278,000	1,550
	Compeq Manufacturing Co. Ltd.	2,044,471	1,504
	TSRC Corp.	1,296,046	1,483

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Waterland Financial Holdings Co. Ltd.	4,747,652	1,456
	Tong Yang Industry Co. Ltd.	853,919	1,449
*	Tatung Co. Ltd.	3,928,320	1,436
	Taiwan Paiho Ltd.	425,183	1,415
	Parade Technologies Ltd.	120,000	1,408
	Wistron NeWeb Corp.	477,748	1,370
	Sino-American Silicon Products Inc.	931,945	1,352
	Makalot Industrial Co. Ltd.	317,880	1,338
	Chin-Poon Industrial Co. Ltd.	654,072	1,333
	Taichung Commercial Bank Co. Ltd.	3,978,030	1,292
	Kinsus Interconnect Technology Corp.	491,282	1,277
	Grape King Bio Ltd.	196,000	1,263
	TTY Biopharm Co. Ltd.	368,987	1,258
	Mitac Holdings Corp.	1,186,311	1,251
*	PharmaEssentia Corp.	250,000	1,246
	PChome Online Inc.	144,914	1,238
	Long Chen Paper Co. Ltd.	1,372,084	1,236
	Gigabyte Technology Co. Ltd.	924,271	1,223
*	HannStar Display Corp.	4,516,810	1,214
	Tung Ho Steel Enterprise Corp.	1,501,150	1,211
	China Steel Chemical Corp.	302,853	1,199
*	Asia Pacific Telecom Co. Ltd.	3,722,000	1,199
	Everlight Electronics Co. Ltd.	761,725	1,199
	Voltronic Power Technology Corp.	83,356	1,190
*	Chunghwa Precision Test Tech Co. Ltd.	30,000	1,167
	Nan Kang Rubber Tire Co. Ltd.	1,215,107	1,160
	Elan Microelectronics Corp.	815,350	1,155
	Tong Hsing Electronic Industries Ltd.	271,056	1,149
	Land Mark Optoelectronics Corp.	129,600	1,136
	Lien Hwa Industrial Corp.	1,246,605	1,130
	Gourmet Master Co. Ltd.	107,482	1,079
	WT Microelectronics Co. Ltd.	747,624	1,073
	Far Eastern Department Stores Ltd.	2,027,043	1,071
	Huaku Development Co. Ltd.	462,499	1,061
	Sercomm Corp.	419,000	1,056
*	ASPEED Technology Inc.	54,000	1,047
	Cub Elecparts Inc.	99,427	1,041
	Coretronic Corp.	729,000	1,032
	Great Wall Enterprise Co. Ltd.	1,064,190	1,028
	Tainan Spinning Co. Ltd.	2,208,674	1,018
	Yungtay Engineering Co. Ltd.	612,993	1,015
	A-DATA Technology Co. Ltd.	421,915	999
	Grand Pacific Petrochemical	1,495,928	978
	Taiwan Hon Chuan Enterprise Co. Ltd.	471,401	976
	Clevo Co.	1,047,944	960
	AmTRAN Technology Co. Ltd.	1,285,692	934
	Kinpo Electronics	2,479,196	928
	Advanced Ceramic X Corp.	88,000	927
	Sanyang Motor Co. Ltd.	1,286,037	914
	Pharmally International Holding Co. Ltd.	58,000	914
	Primax Electronics Ltd.	547,000	912
*	Yieh Phui Enterprise Co. Ltd.	2,211,355	904
	China Bills Finance Corp.	1,774,800	871
	Prince Housing & Development Corp.	2,196,183	870
	China Synthetic Rubber Corp.	851,552	861
	Bizlink Holding Inc.	143,716	860
	Ennoconn Corp.	78,644	854
	PharmaEngine Inc.	137,591	851
	Sinbon Electronics Co. Ltd.	341,066	842
*	Mercuries Life Insurance Co. Ltd.	1,643,068	841
	USI Corp.	1,665,518	836
	Cleanaway Co. Ltd.	144,000	821
*	Neo Solar Power Corp.	1,760,571	820
	TXC Corp.	555,877	819

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	YFY Inc.	2,279,000	808
	President Securities Corp.	1,805,000	804
	TA Chen Stainless Pipe	1,454,193	799
	Depo Auto Parts Ind Co. Ltd.	276,313	796
	Topco Scientific Co. Ltd.	243,383	796
	ITEQ Corp.	530,261	795
	Chong Hong Construction Co. Ltd.	339,493	792
	Wisdom Marine Lines Co. Ltd.	727,753	784
	Hu Lane Associate Inc.	160,000	782
	Tung Thih Electronic Co. Ltd.	113,000	774
	Taiwan Acceptance Corp.	263,000	771
	Cheng Loong Corp.	1,624,920	770
	Getac Technology Corp.	585,000	758
*	Charoen Pokphand Enterprise	398,000	749
	Elite Advanced Laser Corp.	169,960	749
	Elite Semiconductor Memory Technology Inc.	536,000	743
*	Asia Optical Co. Inc.	385,000	739
	Shinkong Synthetic Fibers Corp.	2,457,416	737
	ScinoPharm Taiwan Ltd.	535,703	735
	Ginko International Co. Ltd.	88,200	726
	United Integrated Services Co. Ltd.	339,000	724
	Visual Photonics Epitaxy Co. Ltd.	384,455	723
	Farglory Land Development Co. Ltd.	525,854	713
	Lung Yen Life Service Corp.	373,000	708
	Flytech Technology Co. Ltd.	206,845	706
*	Motech Industries Inc.	793,311	700
	Greatek Electronics Inc.	495,000	695
	Taiwan Styrene Monomer	891,579	683
	Firich Enterprises Co. Ltd.	438,613	680
	Ardentec Corp.	814,851	669
	Shin Zu Shing Co. Ltd.	239,000	662
*	TCI Co. Ltd.	114,000	661
*	Center Laboratories Inc.	339,785	647
	Pan-International Industrial Corp.	691,595	644
*	Kung Long Batteries Industrial Co. Ltd.	126,000	641
	Namchow Chemical Industrial Co. Ltd.	317,000	640
	YC INOX Co. Ltd.	779,174	636
	Taiwan PCB Techvest Co. Ltd.	588,102	629
	Sporton International Inc.	104,746	620
	Rechi Precision Co. Ltd.	564,668	612
	Casetek Holdings Ltd.	206,000	611
	Goldsun Building Materials Co. Ltd.	2,239,591	610
	Taiwan TEA Corp.	1,118,293	606
	Hung Sheng Construction Ltd.	944,100	604
	Formosa International Hotels Corp.	114,841	601
*	Egis Technology Inc.	109,000	600
	Taiwan Land Development Corp.	1,592,969	596
*	Radium Life Tech Co. Ltd.	1,246,265	586
*	Yang Ming Marine Transport Corp.	1,314,016	579
	Adlink Technology Inc.	263,254	578
	China General Plastics Corp.	652,329	576
	UPC Technology Corp.	1,315,510	564
	Mercuries & Associates Holding Ltd.	701,355	560
	International Games System Co. Ltd.	87,213	559
	Aten International Co. Ltd.	202,260	557
	Chaun-Choung Technology Corp.	140,000	549
	FocalTech Systems Co. Ltd.	443,398	548
	YungShin Global Holding Corp.	368,647	547
	IEI Integration Corp.	358,623	545
	Taiwan FamilyMart Co. Ltd.	80,000	544
	Xxentria Technology Materials Corp.	228,776	537
	AcBel Polytech Inc.	691,000	536
	Wowprime Corp.	105,761	534
*	Sunny Friend Environmental Technology Co. Ltd.	110,000	532

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sitronix Technology Corp.	176,282	529
	Universal Cement Corp.	603,878	522
	Posiflex Technology Inc.	95,684	521
	Gemtek Technology Corp.	460,115	517
	OptoTech Corp.	873,000	514
	Asia Vital Components Co. Ltd.	612,337	509
	Sigurd Microelectronics Corp.	566,000	502
	China Man-Made Fiber Corp.	1,895,016	497
	Systex Corp.	247,000	496
	Taiwan Semiconductor Co. Ltd.	373,000	492
*	Iron Force Industrial Co. Ltd.	91,000	491
	Syncmold Enterprise Corp.	221,000	490
	China Metal Products	495,515	485
	Nan Ya Printed Circuit Board Corp.	553,000	484
*	Ritek Corp.	2,789,678	473
	Taiwan Surface Mounting Technology Corp.	528,530	469
	Pixart Imaging Inc.	178,920	468
	Wah Lee Industrial Corp.	284,883	468
	BES Engineering Corp.	2,248,468	466
	Holy Stone Enterprise Co. Ltd.	335,670	463
	Zeng Hsing Industrial Co. Ltd.	92,000	462
	Kinik Co.	198,000	461
	Holtek Semiconductor Inc.	247,279	459
*	Microbio Co. Ltd.	632,562	457
	Taiwan Cogeneration Corp.	595,903	456
	Advanced Wireless Semiconductor Co.	223,000	453
	Faraday Technology Corp.	369,000	448
	Basso Industry Corp.	157,000	447
	Nan Liu Enterprise Co. Ltd.	89,000	442
	Sampo Corp.	718,311	440
	Everlight Chemical Industrial Corp.	674,649	438
	Gloria Material Technology Corp.	669,023	435
	Sinyi Realty Inc.	377,824	434
	Lotes Co. Ltd.	112,000	432
	Masterlink Securities Corp.	1,545,023	432
	Lextar Electronics Corp.	625,000	432
	Test Research Inc.	324,371	432
*	Wei Chuan Foods Corp.	700,835	429
	Lealea Enterprise Co. Ltd.	1,540,849	426
	Yeong Guan Energy Technology Group Co. Ltd.	139,000	421
	Global Unichip Corp.	119,649	418
*	Ho Tung Chemical Corp.	1,398,466	418
*	Gintech Energy Corp.	725,398	418
	Senao International Co. Ltd.	238,000	417
	D-Link Corp.	1,003,407	417
	Test Rite International Co. Ltd.	629,725	415
*	Gigastorage Corp.	572,800	414
*	Wafer Works Corp.	645,710	404
	Li Cheng Enterprise Co. Ltd.	148,440	392
	Chung-Hsin Electric & Machinery Manufacturing Corp.	621,625	388
	Alpha Networks Inc.	477,827	388
	Long Bon International Co. Ltd.	706,000	387
	Kindom Construction Corp.	610,000	385
	Chlitina Holding Ltd.	79,750	383
	Topkey Corp.	105,000	379
	Toung Loong Textile Manufacturing	145,000	379
*	Taigen Biopharmaceuticals Holdings Ltd.	498,723	379
*	Orient Semiconductor Electronics Ltd.	1,160,000	378
	Soft-World International Corp.	164,520	376
	Lite-On Semiconductor Corp.	380,977	375
	CyberTAN Technology Inc.	574,571	375
	Career Technology MFG. Co. Ltd.	556,126	374
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	137,000	372
	Evergreen International Storage & Transport Corp.	819,502	372

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	367
	Kuoyang Construction Co. Ltd.	801,648	366
	Federal Corp.	794,505	364
	Green Seal Holding Ltd.	74,000	362
	Huang Hsiang Construction Corp.	248,051	361
*	Ichia Technologies Inc.	520,000	357
	Gigasolar Materials Corp.	40,600	356
	Nien Hsing Textile Co. Ltd.	400,083	354
*	Medigen Biotechnology Corp.	185,680	349
*	Li Peng Enterprise Co. Ltd.	1,297,915	346
	Formosan Rubber Group Inc.	628,099	346
	Darwin Precisions Corp.	756,000	346
	Pan Jit International Inc.	604,000	345
*	Shining Building Business Co. Ltd.	981,463	345
	Ability Enterprise Co. Ltd.	518,099	344
	Altek Corp.	386,250	344
	Quanta Storage Inc.	273,000	343
	Asia Polymer Corp.	555,875	342
	MIN AIK Technology Co. Ltd.	325,987	335
	Hsin Kuang Steel Co. Ltd.	440,569	333
*	CMC Magnetics Corp.	2,662,369	332
*	TWi Pharmaceuticals Inc.	114,000	321
	Sunplus Technology Co. Ltd.	801,000	320
	Rich Development Co. Ltd.	1,031,000	317
	Jentech Precision Industrial Co. Ltd.	135,698	315
	Sincere Navigation Corp.	452,000	314
	L&K Engineering Co. Ltd.	272,000	311
	Brogent Technologies Inc.	47,606	303
	Unitech Printed Circuit Board Corp.	803,738	302
*	HannsTouch Solution Inc.	842,731	300
	Darfon Electronics Corp.	338,000	292
	Zinwell Corp.	273,099	292
	Elitegroup Computer Systems Co. Ltd.	445,647	290
	Taiflex Scientific Co. Ltd.	232,594	286
	Infortrend Technology Inc.	514,885	285
	Hong Pu Real Estate Development Co. Ltd.	346,195	281
	TYC Brother Industrial Co. Ltd.	272,710	281
	Weltrend Semiconductor	304,200	277
	CSBC Corp. Taiwan	591,808	276
*	Unizyx Holding Corp.	521,000	273
	Dynapack International Technology Corp.	201,299	270
*	Lotus Pharmaceutical Co. Ltd.	151,000	268
	Chun Yuan Steel	655,676	262
	China Chemical & Pharmaceutical Co. Ltd.	423,000	261
*	Swancor Holding Co. Ltd.	115,000	257
	KEE TAI Properties Co. Ltd.	697,740	256
	CHC Healthcare Group	181,727	256
	Tong-Tai Machine & Tool Co. Ltd.	358,429	255
	Vivotek Inc.	86,622	255
	Lingsen Precision Industries Ltd.	529,000	250
*	King's Town Construction Co. Ltd.	311,826	247
	Sonix Technology Co. Ltd.	208,000	245
	WUS Printed Circuit Co. Ltd.	403,000	244
	Chung Hwa Pulp Corp.	722,135	240
*	Etron Technology Inc.	590,947	239
	Taiyen Biotech Co. Ltd.	228,877	232
	Global Mixed Mode Technology Inc.	98,199	231
	Unity Opto Technology Co. Ltd.	530,000	229
	Chimei Materials Technology Corp.	455,000	229
	Jess-Link Products Co. Ltd.	226,800	229
	Kuo Toong International Co. Ltd.	330,557	223
	Johnson Health Tech Co. Ltd.	159,283	222
*	Gold Circuit Electronics Ltd.	586,280	215
	ITE Technology Inc.	182,418	213

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	AGV Products Corp.	848,425	212
	Concord Securities Co. Ltd.	925,324	210
	Tyntek Corp.	448,250	209
	Bank of Kaohsiung Co. Ltd.	639,490	206
*	Phihong Technology Co. Ltd.	427,618	205
*	Green Energy Technology Inc.	394,746	205
	Sheng Yu Steel Co. Ltd.	182,000	205
	Cyberlink Corp.	89,076	198
	Globe Union Industrial Corp.	324,675	188
*	Solartech Energy Corp.	437,414	186
*	ALI Corp.	362,358	186
*	E-Ton Solar Tech Co. Ltd.	612,603	185
*	Silicon Integrated Systems Corp.	739,945	165
*	Global Brands Manufacture Ltd.	402,045	163
	Tsann Kuen Enterprise Co. Ltd.	159,295	157
	FSP Technology Inc.	195,428	152
*	China Electric Manufacturing Corp.	594,000	152
	Taiwan Shin Kong Security Co. Ltd.	111,930	148
*	G Tech Optoelectronics Corp.	251,168	146
	Advanced International Multitech Co. Ltd.	156,000	144
*	Ta Ya Electric Wire & Cable	694,440	144
	ENG Electric Co. Ltd.	218,004	127
*	Dynamic Electronics Co. Ltd.	419,468	126
	Sunrex Technology Corp.	198,905	125
	GeoVision Inc.	90,745	124
	Chinese Maritime Transport Ltd.	129,350	122
	San Shing Fastech Corp.	62,824	112
	ACES Electronic Co. Ltd.	128,000	106
	XPEC Entertainment Inc.	125,457	55
*	Taiwan Liposome Co. Ltd.	13,000	50
	Taiwan Fire & Marine Insurance Co. Ltd.	75,840	48
	Microlife Corp.	9,322	21
	Ambassador Hotel	10,469	8
			263,938
Thailand (1.5%)
*	KCE Electronics PCL	712,800	2,192
*	Digital Telecommunications Infrastructure Fund	5,306,400	2,177
*	Bangchak Corp. PCL	1,913,300	1,768
*	BTS Rail Mass Transit Growth Infrastructure Fund	5,295,376	1,714
*	CH Karnchang PCL	1,962,000	1,545
*	Jasmine Broadband Internet Infrastructure Fund	4,616,200	1,534
*	Robinson Department Store PCL	823,600	1,488
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	3,011,900	1,463
*	Bangkok Land PCL	24,611,600	1,330
*	Kiatnakin Bank PCL (Local)	655,600	1,292
*	Srisawad Power 1979 PCL	960,655	1,227
*	TPI Polene PCL	17,245,500	1,167
*	Tisco Financial Group PCL (Local)	510,950	1,126
*	Siam Global House PCL	2,381,201	1,121
*	Major Cineplex Group PCL	1,098,344	1,111
*	Thanachart Capital PCL (Local)	811,920	1,108
*,2	Star Petroleum Refining PCL	2,883,600	1,099
*	Tisco Financial Group PCL NVDR	489,300	1,078
*	Sansiri PCL (Local)	16,782,600	1,018
*	Muangthai Leasing PCL	1,173,200	1,017
*	Krungthai Card PCL	254,100	995
	Thanachart Capital PCL NVDR	727,900	993
*	Superblock PCL	22,371,100	976
*	Thai Vegetable Oil PCL	838,300	884
*	Gunkul Engineering PCL	6,093,103	831
*	Vibhavadi Medical Center PCL	9,953,400	822
*	Carabao Group PCL	425,200	807
*	Hana Microelectronics PCL	641,036	787
*	Quality Houses PCL (Local)	10,507,033	777

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Supalai PCL NVDR	1,088,100	773
*	Group Lease PCL (Local)	1,195,500	769
	Kiatnakin Bank PCL (Foreign)	389,200	767
	Central Plaza Hotel PCL NVDR	755,400	758
	Global Power Synergy Co. Ltd.	758,700	756
*	Tipco Asphalt PCL	1,035,100	747
*	Dynasty Ceramic PCL	6,349,200	745
*	Jasmine International PCL	2,980,188	741
*	Esso Thailand PCL	2,099,800	710
*	Bangkok Chain Hospital PCL	1,859,248	703
	momo.com Inc.	95,000	680
*	Taokaenoi Food & Marketing PCL	1,003,300	680
*	Sri Trang Agro-Industry PCL	1,305,300	678
^	Sino-Thai Engineering & Construction PCL NVDR	942,800	662
*	Amata Corp. PCL	1,321,800	657
*	Chularat Hospital PCL	9,381,160	645
*	Bangkok Airways PCL	1,079,300	633
*	Beauty Community PCL	2,171,700	618
*	Supalai PCL (Local)	848,800	603
^	AP Thailand PCL NVDR	2,596,200	596
*	Thaicom PCL	1,063,740	559
	Hana Microelectronics PCL (Foreign)	454,810	558
*	PTG Energy PCL	829,807	541
	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	533
	Central Plaza Hotel PCL (Foreign)	526,790	529
*	U City PCL	601,406,875	522
^	Italian-Thai Development PCL NVDR	3,789,900	493
*	GFPT PCL	931,200	491
	Unique Engineering & Construction PCL	998,900	485
^	VGI Global Media PCL NVDR	3,253,600	464
*	CK Power PCL	5,013,500	449
*	IMPACT Growth REIT	1,067,400	447
*	Thaifoods Group PCL	2,370,800	431
*	Pruksa Real Estate PCL	701,890	411
	Asian Property Development PCL (Foreign)	1,775,056	407
*	Cal-Comp Electronics Thailand PCL	4,594,416	377
	TTW PCL (Foreign)	1,201,300	365
*	Inter Far East Energy Corp.	3,992,800	358
^	VGI Global Media PCL (Foreign)	2,301,588	328
*	SPCG PCL	544,700	327
*,^	WHA Corp. PCL (Foreign)	3,527,247	320
*	TICON Industrial Connection PCL	787,000	318
*	Univentures PCL	1,555,888	312
*	Italian-Thai Development PCL (Local)	2,309,108	300
*	Thoresen Thai Agencies PCL (Foreign)	1,026,525	271
^	LPN Development PCL NVDR	742,500	251
*	Thoresen Thai Agencies PCL (Local)	930,544	246
*	Samart Corp. PCL (Local)	548,021	234
*	LPN Development PCL (Local)	685,211	231
*	Sino-Thai Engineering & Construction PCL (Local)	317,116	223
	Pruksa Real Estate PCL (Foreign)	361,400	212
*	WHA Corp. PCL (Local)	2,187,000	199
*	TTW PCL (Local)	595,400	181
	Quality Houses PCL (Foreign)	2,133,757	158
*	Tisco Financial Group PCL (Foreign)	69,650	153
	TTW PCL NVDR	490,400	149
*	Precious Shipping PCL NVDR	539,500	148
*,^	Precious Shipping PCL (Foreign)	463,400	127
	Maybank Kim Eng Securities Thailand PCL	197,500	126
^	Samart Corp. PCL (Foreign)	243,200	104
	Italian-Thai Development PCL (Foreign)	570,002	74
*	Group Lease PCL NVDR	87,278	56
^	LPN Development PCL (Foreign)	143,700	49
*	AP Thailand PCL (Local)	192,800	44

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Central Plaza Hotel PCL (Local)	44,000	44
*	Group Lease PCL Warrants Exp. 08/01/2018	111,522	28
*	BTS Group Hldgs Warrants	976,408	16
*	VGI Global Media PCL	104,424	15
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	13
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	12
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	166,980	7
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	5
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,388	4
*	Sansiri PLC Foreign Warrants Exp. 11/24/2017	1,403,050	3
*	VGI Global Media PCL Warrants (Local)	448,000	3
*	VGI Global Media PCL Warrants NVDR	342,800	2
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	2
*	Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	2
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	—
*	Precious Shipping PCL Warrants	23,790	—
			63,085
Turkey (0.3%)
*	Soda Sanayii AS	609,477	1,100
	Tekfen Holding AS	231,095	596
	Yazicilar Holding AS Class A	91,389	592
*	Trakya Cam Sanayii AS	500,207	484
*	Aksa Enerji Uretim AS Class B	567,401	477
	Otokar Otomotiv Ve Savunma Sanayi A.S.	12,731	476
	Cimsa Cimento Sanayi VE Ticaret AS	91,289	385
*	Logo Yazilim Sanayi Ve Ticaret AS	22,198	363
	Torunlar Gayrimenkul Yatirim Ortakligi AS	233,382	341
*	Dogus Otomotiv Servis ve Ticaret AS	125,328	321
	Alarko Holding AS	188,804	302
*	Aksa Akrilik Kimya Sanayii AS	100,677	301
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	802,024	298
*	Zorlu Enerji Elektrik Uretim AS	907,023	296
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	238,256	284
*	Anadolu Cam Sanayii AS	262,028	267
*	Dogan Sirketler Grubu Holding AS	1,280,371	267
*	Koza Anadolu Metal Madencilik Isletmeleri AS	422,274	244
	Is Gayrimenkul Yatirim Ortakligi AS	621,582	243
*	Pegasus Hava Tasimaciligi AS	54,111	243
*	Vestel Elektronik Sanayi ve Ticaret AS	116,634	239
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	177,773	237
*	Tat Gida Sanayi AS	118,222	222
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	9,628	214
*	EGE Endustri VE Ticaret AS	2,966	211
	AvivaSA Emeklilik ve Hayat AS	36,150	200
*	Sekerbank TAS	561,008	190
	Gubre Fabrikalari TAS	134,487	185
*	Afyon Cimento Sanayi TAS	73,040	184
*	NET Holding AS	226,687	163
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	160
	Anadolu Hayat Emeklilik AS	97,834	149
*	Albaraka Turk Katilim Bankasi AS	421,768	147
	Konya Cimento Sanayii AS	1,789	145
*	Vakif Gayrimenkul Yatirim Ortakligi AS	187,104	142
*	Aksigorta AS	183,387	136
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	68,454	132
*	Ihlas Holding AS	1,033,115	128
*	Bagfas Bandirma Gubre Fabrikalari AS	41,841	127
	Adana Cimento Sanayii TAS Class A	59,980	118
*	Akenerji Elektrik Uretim AS	436,659	111
	Bizim Toptan Satis Magazalari AS	31,367	103
	Turcas Petrol AS	139,059	80
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	140,292	75

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Asya Katilim Bankasi AS	975,452	—
			11,678
United Arab Emirates (0.1%)
*	Amanat Holdings PJSC	2,305,319	655
*	Eshraq Properties Co. PJSC	2,001,023	638
	National Central Cooling Co. PJSC	640,715	330
*	Amlak Finance PJSC	1,096,280	317
	RAK Properties PJSC	1,765,913	293
*	Drake & Scull International PJSC	1,175,278	141
	Aramex PJSC	63,513	91
			2,465
United Kingdom (12.6%)
	Spirax-Sarco Engineering plc	130,729	8,803
	Spectris plc	211,717	7,570
	BBA Aviation plc	1,843,411	7,436
	Hiscox Ltd.	506,130	7,422
	Phoenix Group Holdings	706,071	6,753
*	Tullow Oil plc	2,476,613	6,719
	UBM plc	696,091	6,402
*	Metro Bank plc	132,699	6,050
*	BTG plc	679,897	5,989
	TP ICAP plc	995,856	5,918
	Close Brothers Group plc	264,401	5,793
	Hays plc	2,564,968	5,692
	Indivior plc	1,295,113	5,621
	Great Portland Estates plc	612,905	5,492
	Playtech plc	433,401	5,383
	Saga plc	1,979,985	5,375
	Man Group plc	2,695,301	5,364
	Beazley plc	936,284	5,334
	Greene King plc	547,352	5,327
	B&M European Value Retail SA	1,220,311	5,325
	Electrocomponents plc	788,912	5,302
	Intermediate Capital Group plc	514,696	5,210
*	IWG plc	1,219,388	5,129
*	Paysafe Group plc	864,375	5,081
	Shaftesbury plc	418,548	5,051
	WS Atkins plc	180,678	5,026
	GVC Holdings plc	518,520	5,014
	Rotork plc	1,547,597	4,930
	Amec Foster Wheeler plc	695,645	4,884
	SSP Group plc	843,918	4,863
	Balfour Beatty plc	1,267,399	4,788
	IG Group Holdings plc	653,419	4,601
*	NEX Group plc	573,430	4,577
	Jupiter Fund Management plc	739,847	4,551
	Centamin plc	1,944,395	4,455
	WH Smith plc	191,939	4,396
	UDG Healthcare plc	444,454	4,305
	Moneysupermarket.com Group plc	941,040	4,216
	HomeServe plc	462,221	4,010
	QinetiQ Group plc	1,032,376	3,929
	JD Sports Fashion plc	678,614	3,913
	Britvic plc	449,540	3,868
*	Firstgroup plc	2,163,161	3,827
	Grafton Group plc	395,326	3,825
	Bodycote plc	350,611	3,786
	Domino's Pizza Group plc	879,913	3,765
	NMC Health plc	145,780	3,758
	Greencore Group plc	1,253,543	3,700
	Victrex plc	147,776	3,666
	Pagegroup plc	563,587	3,651
	AA plc	1,078,269	3,650
	Dechra Pharmaceuticals plc	166,497	3,648

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tritax Big Box REIT plc	1,983,792	3,598
	Crest Nicholson Holdings plc	451,235	3,530
	National Express Group plc	757,369	3,506
	Ultra Electronics Holdings plc	126,365	3,420
	Berendsen plc	309,172	3,357
	UNITE Group plc	400,315	3,355
	Elementis plc	846,105	3,333
	Essentra plc	471,780	3,307
	Cineworld Group plc	355,889	3,245
	Thomas Cook Group plc	2,577,610	3,196
	Lancashire Holdings Ltd.	358,218	3,164
	Cranswick plc	89,077	3,094
	Jardine Lloyd Thompson Group plc	217,816	3,093
	AVEVA Group plc	116,217	3,066
	Synthomer plc	476,204	3,052
	Drax Group plc	723,746	3,028
	BGEO Group plc	64,793	3,015
*	KAZ Minerals plc	461,024	3,007
	Bovis Homes Group plc	249,106	2,970
	Diploma plc	206,458	2,964
*	Serco Group plc	1,979,417	2,962
	Renishaw plc	66,468	2,940
	Kier Group plc	168,316	2,917
	Paragon Group of Cos. plc	476,864	2,889
	Ladbrokes Coral Group plc	1,699,277	2,881
	Dignity plc	88,397	2,854
	Rathbone Brothers plc	93,201	2,841
	Galliford Try plc	152,416	2,841
	Redrow plc	379,499	2,835
	Savills plc	230,598	2,774
	Vesuvius plc	380,810	2,618
	Big Yellow Group plc	260,929	2,616
*,^	Ocado Group plc	796,450	2,589
*	Cairn Energy plc	1,029,304	2,589
	Greggs plc	181,914	2,534
	LondonMetric Property plc	1,135,946	2,478
	Card Factory plc	581,938	2,443
^	TalkTalk Telecom Group plc	969,768	2,426
	Hill & Smith Holdings plc	140,779	2,423
2	John Laing Group plc	645,818	2,404
*	Evraz plc	852,027	2,386
2	McCarthy & Stone plc	998,409	2,382
	Genus plc	106,138	2,358
	Kennedy Wilson Europe Real Estate plc	174,543	2,349
	Assura plc	2,941,891	2,335
	Morgan Advanced Materials plc	538,051	2,326
	Workspace Group plc	205,787	2,305
	Grainger plc	710,031	2,297
	Carillion plc	792,911	2,284
*	Vectura Group plc	1,209,283	2,211
2	Spire Healthcare Group plc	499,514	2,188
2	ZPG plc	453,969	2,175
	Virgin Money Holdings UK plc	528,267	2,171
	Fidessa Group plc	69,156	2,118
2	Hastings Group Holdings plc	535,873	2,097
	Hansteen Holdings plc	1,292,966	2,074
	Senior plc	742,951	2,064
	Brewin Dolphin Holdings plc	471,287	1,994
	Stagecoach Group plc	751,282	1,982
	Safestore Holdings plc	371,214	1,949
	Entertainment One Ltd.	592,611	1,898
	Dairy Crest Group plc	253,725	1,887
	SuperGroup plc	91,141	1,882
	NewRiver REIT plc	413,499	1,864

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Marston's plc	1,004,322	1,859
	Ted Baker plc	51,061	1,847
2	Sophos Group plc	421,210	1,845
*,2	Wizz Air Holdings plc	79,850	1,827
	Hunting plc	248,996	1,811
	F&C Commercial Property Trust Ltd.	904,363	1,777
*,^	Sports Direct International plc	444,641	1,766
	Polypipe Group plc	340,791	1,760
^	Mitie Group plc	642,941	1,745
	Telecom Plus plc	107,306	1,744
	J D Wetherspoon plc	135,266	1,743
	Halfords Group plc	360,009	1,742
	De La Rue plc	196,345	1,736
	Go-Ahead Group plc	76,480	1,733
	Laird plc	869,302	1,688
	Northgate plc	235,889	1,648
	Restaurant Group plc	352,191	1,595
	Mitchells & Butlers plc	463,739	1,594
2	Ibstock plc	532,821	1,581
	esure Group plc	497,157	1,579
*	Petra Diamonds Ltd.	934,104	1,570
	Pets at Home Group plc	644,703	1,566
*	EI Group plc	848,893	1,538
	SIG plc	983,194	1,525
	Fenner plc	346,928	1,514
	Keller Group plc	125,460	1,506
	PZ Cussons plc	339,870	1,475
	St. Modwen Properties plc	311,058	1,473
	Debenhams plc	2,181,824	1,447
	Chesnara plc	286,839	1,421
	Acacia Mining plc	274,136	1,405
*	Aldermore Group plc	417,716	1,399
	Renewi plc	1,105,461	1,397
	Dunelm Group plc	175,068	1,376
	Hochschild Mining plc	417,998	1,375
	Vedanta Resources plc	152,041	1,361
*	Ophir Energy plc	1,202,659	1,338
	RPS Group plc	402,822	1,326
	UK Commercial Property Trust Ltd.	1,124,437	1,292
	Computacenter plc	121,362	1,289
	OneSavings Bank plc	219,490	1,247
	Oxford Instruments plc	96,040	1,231
*	Chemring Group plc	502,234	1,225
2	Countryside Properties plc	344,525	1,203
	Ferrexpo plc	550,887	1,127
	888 Holdings plc	300,754	1,088
	Redefine International PLC	2,173,071	1,077
	KCOM Group plc	920,041	1,054
	ITE Group plc	458,603	1,052
	Picton Property Income Ltd.	960,836	1,049
	Lookers plc	573,598	964
*	Nostrum Oil & Gas plc	161,265	936
*,2	Shawbrook Group plc	208,429	924
*,^	Allied Minds plc	436,453	887
	Daejan Holdings plc	9,966	876
	NCC Group plc	473,250	872
	Rank Group plc	302,438	838
	Schroder REIT Ltd.	957,535	813
	International Personal Finance plc	390,413	812
	Interserve plc	271,326	811
	N Brown Group plc	262,419	811
*	Premier Foods plc	1,376,811	764
	Devro plc	293,904	755
*,^	Premier Oil plc	934,746	753

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
*,^	Lonmin plc			517,261	737
	Helical plc			170,976	733
	Soco International plc			384,140	728
*	Lamprell plc			448,173	615
	Foxtons Group plc			450,247	597
*	Gocompare.Com Group plc			496,863	593
	Countrywide plc			264,419	581
*	Imagination Technologies Group plc			439,888	574
*,^	AO World plc			308,237	539
*	SVG Capital plc			42,016	402
2	CMC Markets plc			203,213	330
*,^	Genel Energy plc			299,488	301
*,^	Afren plc			1,404,272	32
*	Tritax Big Box Rights Exp. 05/10/2017			180,344	9

					526,026

Total Common Stocks (Cost $3,899,657)					4,136,448

		Coupon

Temporary Cash Investments (7.2%)[1]
Money Market Fund (7.1%)
3,4	Vanguard Market Liquidity Fund	1.034%		2,952,461	295,305

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.603%	5/18/17	600	600
5	United States Treasury Bill	0.607%	5/25/17	2,800	2,799
5	United States Treasury Bill	0.736%	6/15/17	500	500
5	United States Treasury Bill	0.746%-0.751%	6/22/17	700	699

					4,598

Total Temporary Cash Investments (Cost $299,853)					299,903

Total Investments (106.1%) (Cost $4,199,510)					4,436,351
Other Assets and Liabilities—Net (-6.1%)[4]					(255,824)

Net Assets (100%)					4,180,527

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $261,601,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 6.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $120,869,000, representing
2.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $276,579,000 of collateral received for securities on loan.
5 Securities with a value of $3,098,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

100

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702 062017

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Brazil (8.3%)
	Itau Unibanco Holding SA Preference Shares	27,781,186	343,627
	Ambev SA	58,342,269	335,637
	Banco Bradesco SA Preference Shares	26,156,295	275,321
	Itau Unibanco Holding SA ADR	22,363,457	275,071
*	Petroleo Brasileiro SA	48,210,897	218,115
*	Petroleo Brasileiro SA Preference Shares	47,865,186	210,670
	Banco Bradesco SA ADR	19,247,996	203,066
	Itausa - Investimentos Itau SA Preference Shares	61,943,429	193,009
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	31,451,755	188,371
	Cielo SA	20,134,670	152,879
	Vale SA Preference Shares	17,709,286	146,515
	Banco do Brasil SA	13,793,504	142,757
	Ultrapar Participacoes SA	6,169,757	136,883
	BRF SA	10,357,514	129,842
	Kroton Educacional SA	24,534,288	115,558
	Vale SA	12,445,212	107,708
	Banco Bradesco SA	10,189,894	104,498
	Lojas Renner SA	10,605,112	98,832
	Ambev SA ADR	17,123,744	98,119
^	Vale SA Class B ADR	11,840,555	97,211
*	Petroleo Brasileiro SA ADR (XNYS)	10,706,869	93,471
	BB Seguridade Participacoes SA	9,718,743	91,521
	Vale SA Class B ADR	10,611,607	91,048
	CCR SA	16,148,985	90,054
	Raia Drogasil SA	4,105,627	87,246
	Telefonica Brasil SA Preference Shares	5,718,356	85,197
	Lojas Americanas SA Preference Shares	11,982,798	63,575
	Equatorial Energia SA	3,429,298	62,113
	Hypermarcas SA	6,144,211	58,189
	WEG SA	9,265,328	51,668
*	Petroleo Brasileiro SA ADR (XNYS)	5,616,982	50,609
	Banco Santander Brasil SA ADR	5,789,614	49,617
	JBS SA	13,817,678	44,709
	Klabin SA	8,924,645	44,426
*	BR Malls Participacoes SA	9,867,587	43,679
*	Rumo SA	14,640,695	40,268
	Engie Brasil Energia SA	3,705,265	39,690
	CPFL Energia SA	4,653,214	38,116
	M Dias Branco SA	2,464,278	37,833
	Localiza Rent a Car SA	2,431,246	36,231
	Embraer SA	7,046,682	34,101
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	33,888
	Multiplan Empreendimentos Imobiliarios SA	1,510,295	32,213
*	Fibria Celulose SA	3,401,950	31,511
	BTG Pactual Group	5,298,232	31,031
	Itau Unibanco Holding SA	2,879,395	30,898
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,218,460	29,610
*	TIM Participacoes SA	8,830,150	28,543
	Qualicorp SA	3,875,864	27,597
	Gerdau SA Preference Shares	8,777,162	27,100
	Natura Cosmeticos SA	2,802,592	26,710
	Sul America SA	4,887,597	25,854
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	24,758
	Estacio Participacoes SA	4,388,720	24,653
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	23,984
	Bradespar SA Preference Shares	3,732,259	23,341
	EDP - Energias do Brasil SA	5,493,939	23,229
*	Centrais Eletricas Brasileiras SA	3,910,274	22,249
	Cosan SA Industria e Comercio	1,881,407	21,997
	TOTVS SA	2,482,369	21,742
^	Embraer SA ADR	1,122,017	21,543

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Suzano Papel e Celulose SA Preference Shares Class A	5,019,596	21,207
*	Cia Brasileira de Distribuicao ADR	901,681	20,333
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,868,223	20,246
*	Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	19,783
	MRV Engenharia e Participacoes SA	3,799,533	19,081
	Fleury SA	1,139,048	18,847
	Cia Energetica de Sao Paulo Preference Shares	3,299,833	18,817
	Transmissora Alianca de Energia Eletrica SA	2,586,286	18,749
	Gerdau SA ADR	5,757,029	17,559
*	TIM Participacoes SA ADR	1,085,508	17,488
	Smiles SA	773,480	16,824
	Odontoprev SA	4,601,154	16,598
	Porto Seguro SA	1,721,351	15,575
	Braskem SA Preference Shares	1,397,378	15,030
	Duratex SA	5,326,629	14,986
	CVC Brasil Operadora e Agencia de Viagens SA	1,519,700	14,823
*,^	Cia Paranaense de Energia ADR	1,503,512	13,787
	BRF SA ADR	1,104,808	13,744
	Cia Hering	1,974,435	13,698
*,^	Cia Siderurgica Nacional SA ADR	5,540,184	13,352
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	664,867	12,987
*	Metalurgica Gerdau SA Preference Shares Class A	8,922,043	12,930
*	Cia Siderurgica Nacional SA	5,027,948	12,277
	AES Tiete Energia SA	2,777,452	11,804
	Braskem SA ADR	544,463	11,739
	Telefonica Brasil SA ADR	789,264	11,673
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,540,800	11,375
	EcoRodovias Infraestrutura e Logistica SA	3,787,796	11,265
	Multiplus SA	905,961	11,155
*	Alupar Investimento SA	1,854,134	11,011
	Cia de Saneamento do Parana Preference Shares	3,381,325	10,951
	Cia Energetica de Minas Gerais ADR	3,954,911	10,797
	Linx SA	1,844,194	10,290
	Sao Martinho SA	1,780,476	9,985
	Cia de Saneamento de Minas Gerais-COPASA	875,317	9,928
*	B2W Cia Digital	2,135,579	9,002
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,485,288	8,704
*	Centrais Eletricas Brasileiras SA ADR	1,223,184	8,501
	Via Varejo SA	2,200,800	8,258
	Lojas Americanas SA	1,874,338	8,078
*	Iguatemi Empresa de Shopping Centers SA	764,922	7,994
	Iochpe Maxion SA	1,417,816	7,464
	Alpargatas SA Preference Shares	1,775,821	7,441
*	Minerva SA	2,322,914	7,392
*	Marfrig Global Foods SA	3,170,473	7,212
	Banco Santander Brasil SA	762,900	6,591
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	876,535	6,200
*	Light SA	898,689	6,187
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,302,450	6,172
	CPFL Energia SA ADR	357,916	5,816
	Marcopolo SA Preference Shares	7,499,390	5,671
	Arezzo Industria e Comercio SA	529,884	5,626
	Aliansce Shopping Centers SA	1,156,794	5,492
	Grendene SA	619,767	4,813
	Guararapes Confeccoes SA	162,220	4,575
*	BR Properties SA	1,459,939	4,342
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	274,042	4,144
	FPC Par Corretora de Seguros SA	666,819	3,971
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,239,202	3,920
	Ez Tec Empreendimentos e Participacoes SA	586,980	3,758
	Tupy SA	712,192	3,422
2	Ser Educacional SA	427,196	3,297
*	Usinas Siderurgicas de Minas Gerais SA	1,180,311	3,265
	Even Construtora e Incorporadora SA	2,332,600	3,263

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Itausa - Investimentos Itau SA (BVMF)	1,041,205	3,231
	Cia Energetica de Minas Gerais	1,074,495	3,138
*	B2W Cia Digital	666,491	2,757
*	Magnesita Refratarios SA	312,669	2,674
*	Cia Paranaense de Energia	356,887	2,625
*	Randon Participacoes SA Preference Shares	1,644,112	2,435
*	Cia Paranaense de Energia Preference Shares	263,705	2,423
*	Gafisa SA	422,799	2,423
	Mahle-Metal Leve SA	362,173	2,306
*	QGEP Participacoes SA	951,730	1,907
	SLC Agricola SA	308,615	1,906
*	Sonae Sierra Brasil SA	250,510	1,712
*	Centrais Eletricas Brasileiras SA ADR	290,000	1,604
*	GAEC Educacao SA	366,826	1,549
*	Fibria Celulose SA ADR	166,400	1,528
	Direcional Engenharia SA	740,543	1,423
*	Construtora Tenda SA	422,799	1,175
	Dimed SA Distribuidora da Medicamentos	6,000	1,096
*	JSL SA	479,600	1,064
*	Marisa Lojas SA	373,200	982
*	Santos Brasil Participacoes SA	1,270,022	940
	Gerdau SA	279,300	851
*	Azul SA Prior Pfd.	107,800	814
*	Cia Energetica do Ceara Preference Shares	50,700	750
	Paranapanema SA	968,162	397
*	Restoque Comercio e Confeccoes de Roupas SA	109,336	158
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	31,528	9
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Exp. 05/26/2017	5,865	3
			6,064,646
Chile (1.3%)
	Empresas COPEC SA	6,404,071	71,631
*	Latam Airlines Group SA (XSGO)	5,404,127	68,178
	SACI Falabella	7,824,962	62,570
	Banco de Chile	456,538,192	55,066
	Cencosud SA	18,987,211	54,085
	Banco de Credito e Inversiones	888,480	49,308
	Enel Americas SA	248,403,892	49,141
	Enel Americas SA ADR	4,685,017	46,429
	Empresas CMPC SA	19,701,471	45,965
	Cia Cervecerias Unidas SA	2,686,800	34,588
*	Banco Santander Chile ADR	1,408,104	33,273
*	Banco Santander Chile	550,204,304	32,613
*	Empresa Nacional de Telecomunicaciones SA	2,674,759	32,104
	Aguas Andinas SA Class A	55,312,403	31,273
	Sociedad Quimica y Minera de Chile SA ADR	868,969	30,892
	Colbun SA	130,937,098	28,975
	Itau CorpBanca	2,955,149,573	26,939
	Enel Generacion Chile SA ADR	1,030,589	23,683
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	23,484
	Enel Chile SA	198,702,184	21,924
	Enel Generacion Chile SA	28,174,325	21,565
	Embotelladora Andina SA Preference Shares	4,345,637	18,080
	AES Gener SA	46,205,130	17,553
	Parque Arauco SA	6,369,546	16,672
	Enel Chile SA ADR	2,529,928	13,813
	Vina Concha y Toro SA	8,128,623	13,143
*	CAP SA	1,032,148	10,779
	Ripley Corp. SA	12,513,307	9,097
	SONDA SA	4,804,614	8,192
	Inversiones Aguas Metropolitanas SA	4,902,363	7,749
*	Cia Sud Americana de Vapores SA	164,433,902	6,448
	Engie Energia Chile SA	3,351,872	6,137
	Latam Airlines Group SA ADR	193,962	2,457

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Inversiones La Construccion SA	170,306	2,350
	Forus SA	505,914	2,032
			978,188
China (27.7%)
	Tencent Holdings Ltd.	87,291,572	2,735,136
	China Construction Bank Corp.	1,458,824,003	1,184,075
	China Mobile Ltd.	85,362,549	908,823
	Industrial & Commercial Bank of China Ltd.	1,176,370,862	766,836
	Bank of China Ltd.	1,227,713,694	593,861
	Ping An Insurance Group Co. of China Ltd.	84,432,658	474,702
	China Life Insurance Co. Ltd. (XHKG)	120,379,554	366,226
	China Petroleum & Chemical Corp.	419,762,367	340,870
	CNOOC Ltd.	257,197,705	300,046
	PetroChina Co. Ltd.	333,101,980	234,031
	Agricultural Bank of China Ltd.	450,049,645	207,468
	China Overseas Land & Investment Ltd.	62,278,609	180,645
	China Merchants Bank Co. Ltd.	69,441,549	179,924
	China Pacific Insurance Group Co. Ltd.	44,955,091	165,857
	China Shenhua Energy Co. Ltd.	57,336,901	133,469
	China Telecom Corp. Ltd.	258,648,446	126,165
	China Resources Land Ltd.	44,587,211	123,552
	China Unicom Hong Kong Ltd.	91,173,520	117,981
	PICC Property & Casualty Co. Ltd.	72,556,295	116,635
	CITIC Ltd.	80,027,897	116,041
	China Minsheng Banking Corp. Ltd.	115,405,817	113,543
	Bank of Communications Co. Ltd.	140,404,351	107,960
	Country Garden Holdings Co. Ltd.	113,295,844	107,750
	Geely Automobile Holdings Ltd.	77,601,434	104,557
	China Communications Construction Co. Ltd.	75,926,003	104,251
	Haitong Securities Co. Ltd.	61,875,864	102,032
	CSPC Pharmaceutical Group Ltd.	69,633,757	96,583
	Hengan International Group Co. Ltd.	11,875,917	88,744
	Sunny Optical Technology Group Co. Ltd.	10,511,000	86,365
	CITIC Securities Co. Ltd.	40,710,700	85,332
	China CITIC Bank Corp. Ltd.	128,990,164	81,653
	Sinopharm Group Co. Ltd.	17,528,700	78,568
	Brilliance China Automotive Holdings Ltd.	45,783,988	76,697
	CRRC Corp. Ltd.	74,382,277	72,484
^	BYD Co. Ltd.	12,264,281	72,269
	Guangdong Investment Ltd.	46,634,377	72,133
	Lenovo Group Ltd.	110,792,109	70,834
	New China Life Insurance Co. Ltd.	14,038,919	69,344
	Anhui Conch Cement Co. Ltd.	19,720,152	68,962
	ENN Energy Holdings Ltd.	12,492,681	67,721
*	China Resources Beer Holdings Co. Ltd.	27,548,243	66,250
	Belle International Holdings Ltd.	96,719,316	65,529
*,^	China Evergrande Group	58,541,660	62,440
*	China Taiping Insurance Holdings Co. Ltd.	25,010,420	62,270
	Shenzhou International Group Holdings Ltd.	9,269,065	60,990
	China Everbright International Ltd.	45,072,000	60,872
^	Great Wall Motor Co. Ltd.	55,007,500	59,573
	Fosun International Ltd.	38,994,767	58,978
	China Cinda Asset Management Co. Ltd.	154,509,774	58,736
	China Resources Power Holdings Co. Ltd.	32,477,048	58,472
	Sino Biopharmaceutical Ltd.	71,146,524	58,467
	Guangzhou Automobile Group Co. Ltd.	37,508,584	58,292
	China Railway Group Ltd.	67,981,789	57,497
	China Merchants Port Holdings Co. Ltd.	19,839,610	56,685
2	China Galaxy Securities Co. Ltd.	61,585,870	56,128
	China State Construction International Holdings Ltd.	29,930,872	54,237
2	CGN Power Co. Ltd.	171,265,878	51,672
	Beijing Enterprises Water Group Ltd.	67,138,000	51,380
	Dongfeng Motor Group Co. Ltd.	48,152,294	50,576
2	People's Insurance Co. Group of China Ltd.	122,379,000	50,430

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	China Vanke Co. Ltd.	19,643,341	49,776
	Haier Electronics Group Co. Ltd.	21,316,884	49,430
	China Railway Construction Corp. Ltd.	34,616,265	48,342
	China Conch Venture Holdings Ltd.	23,877,133	47,549
	TravelSky Technology Ltd.	17,482,000	46,013
	Kunlun Energy Co. Ltd.	50,053,230	45,169
*,2	Postal Savings Bank of China Co. Ltd.	69,254,000	45,012
	Longfor Properties Co. Ltd.	24,995,800	43,251
	Zhuzhou CRRC Times Electric Co. Ltd.	8,404,500	43,205
	China Longyuan Power Group Corp. Ltd.	56,188,660	43,199
	Huaneng Power International Inc.	62,534,978	43,105
	Beijing Enterprises Holdings Ltd.	8,815,500	43,030
	Kingboard Chemical Holdings Ltd.	11,899,481	42,857
	China Resources Gas Group Ltd.	12,672,100	42,706
2	Huatai Securities Co. Ltd.	22,009,223	42,619
	ANTA Sports Products Ltd.	15,035,000	42,199
	China Gas Holdings Ltd.	26,831,542	42,065
^	Sunac China Holdings Ltd.	31,485,459	41,005
	Kingsoft Corp. Ltd.	14,326,000	40,832
^	Fullshare Holdings Ltd.	123,265,700	40,174
	GF Securities Co. Ltd. Class A	16,187,255	39,229
	China Medical System Holdings Ltd.	22,447,674	38,745
	Beijing Capital International Airport Co. Ltd.	27,149,896	38,301
*,^,2	China Huarong Asset Management Co. Ltd.	90,893,000	38,252
	Far East Horizon Ltd.	39,822,872	36,633
	Shimao Property Holdings Ltd.	22,567,457	36,221
	China Everbright Ltd.	15,620,010	35,683
*,^	Alibaba Pictures Group Ltd.	218,390,000	35,366
	Chongqing Rural Commercial Bank Co. Ltd.	51,255,461	35,201
	Kweichow Moutai Co. Ltd. Class A (XSSC)	563,630	33,770
	Zhejiang Expressway Co. Ltd.	26,675,650	33,184
	Zijin Mining Group Co. Ltd.	93,099,680	33,040
	Jiangxi Copper Co. Ltd.	20,856,898	32,490
	China National Building Material Co. Ltd.	48,729,479	32,393
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	32,055
*,^	Aluminum Corp. of China Ltd.	64,215,220	31,561
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,854,353	31,354
	Jiangsu Expressway Co. Ltd.	20,750,139	30,619
	China Oilfield Services Ltd.	33,177,800	30,543
	COSCO SHIPPING Ports Ltd.	27,819,788	30,458
	Shenzhen International Holdings Ltd.	17,222,403	28,911
	Nine Dragons Paper Holdings Ltd.	26,565,232	28,650
	Sihuan Pharmaceutical Holdings Group Ltd.	64,364,000	28,603
	Yanzhou Coal Mining Co. Ltd.	33,029,320	28,552
	Intime Retail Group Co. Ltd.	22,531,500	28,504
	Guangzhou R&F Properties Co. Ltd.	16,820,405	28,312
*	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	12,343,135	27,214
	AviChina Industry & Technology Co. Ltd.	40,767,000	27,179
	Shanghai Industrial Holdings Ltd.	8,536,445	27,006
	GOME Electrical Appliances Holding Ltd.	198,279,805	27,005
	Air China Ltd.	30,238,748	26,736
	China Everbright Bank Co. Ltd.	55,935,472	26,217
	Sino-Ocean Group Holding Ltd.	53,453,342	26,075
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,852,500	25,834
	China Jinmao Holdings Group Ltd.	78,974,094	25,544
	China Communications Services Corp. Ltd.	44,664,056	25,417
*,^	GCL-Poly Energy Holdings Ltd.	208,077,800	25,115
	Haitian International Holdings Ltd.	10,156,169	24,871
	Weichai Power Co. Ltd.	15,323,640	24,830
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,343	24,550
	Shenzhen Investment Ltd.	53,995,015	24,469
	Huaneng Renewables Corp. Ltd.	69,918,000	24,406
	Agile Group Holdings Ltd.	27,114,853	24,235
	ZTE Corp.	12,466,992	24,014

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shandong Weigao Group Medical Polymer Co. Ltd.	32,929,800	23,997
	Kingboard Laminates Holdings Ltd.	18,774,705	22,628
	Tsingtao Brewery Co. Ltd.	5,032,000	22,626
	China Southern Airlines Co. Ltd.	32,858,000	21,842
*	Industrial Bank Co. Ltd. Class A (XSSC)	9,744,765	21,834
2	BAIC Motor Corp. Ltd.	22,490,200	21,642
2	Sinopec Engineering Group Co. Ltd.	21,967,772	21,466
*	Shanghai Electric Group Co. Ltd.	45,375,208	21,384
	Midea Group Co. Ltd. Class A (XSHE)	4,332,991	21,144
^	BBMG Corp.	38,579,000	20,628
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	15,136,895	20,534
*,^	COSCO SHIPPING Holdings Co. Ltd.	46,116,000	20,143
	Yuexiu Property Co. Ltd.	116,801,732	19,800
	China Resources Cement Holdings Ltd.	35,932,686	19,646
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,703,846	19,623
^	China Traditional Chinese Medicine Holdings Co. Ltd.	33,509,013	19,619
^	China Molybdenum Co. Ltd.	64,031,000	19,493
	Lee & Man Paper Manufacturing Ltd.	24,540,038	19,215
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	19,068
*	China Agri-Industries Holdings Ltd.	38,483,961	19,035
	China Power International Development Ltd.	51,028,469	19,010
	Metallurgical Corp. of China Ltd.	51,072,937	18,874
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	18,724
	BYD Electronic International Co. Ltd.	12,233,000	18,671
*	China Coal Energy Co. Ltd.	38,061,340	18,475
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	18,133
	Skyworth Digital Holdings Ltd.	31,242,000	18,128
*	Alibaba Health Information Technology Ltd.	46,584,000	18,126
	China Yangtze Power Co. Ltd. Class A	8,999,991	18,125
^,2	China Railway Signal & Communication Corp. Ltd.	23,161,400	18,086
	Huatai Securities Co. Ltd. Class A (XSSC)	7,308,797	18,010
*	Industrial & Commercial Bank of China Ltd. Class A	24,956,945	17,653
^,2	Dali Foods Group Co. Ltd.	28,924,000	17,072
	SOHO China Ltd.	31,278,006	17,042
*	Li Ning Co. Ltd.	25,889,791	17,011
^	China Hongqiao Group Ltd.	18,628,256	16,884
	KWG Property Holding Ltd.	22,299,500	16,845
	Ping An Insurance Group Co. of China Ltd. Class A	3,027,252	16,662
	Zhongsheng Group Holdings Ltd.	11,730,000	16,538
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	16,308
^	Luye Pharma Group Ltd.	26,551,000	16,037
	GF Securities Co. Ltd.	7,729,400	15,984
*,^	Chinasoft International Ltd.	26,576,000	15,960
2	Legend Holdings Corp.	5,326,700	15,876
^	China Reinsurance Group Corp.	68,502,000	15,753
*,2	China International Capital Corp. Ltd.	10,563,200	15,608
^	China International Marine Containers Group Co. Ltd.	9,024,598	15,564
	Golden Eagle Retail Group Ltd.	9,977,000	15,194
	Sinotrans Ltd.	33,393,000	15,006
	Datang International Power Generation Co. Ltd.	50,356,568	15,002
*	Beijing Originwater Technology Co. Ltd. Class A	4,668,703	14,757
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	14,742
*	China Construction Bank Corp. Class A	16,697,218	14,474
^	China Eastern Airlines Corp. Ltd.	27,286,000	14,296
*,^	COSCO SHIPPING Development Co. Ltd.	65,298,618	14,155
	CIFI Holdings Group Co. Ltd.	39,178,000	14,144
	Ping An Bank Co. Ltd. Class A (XSHE)	10,827,904	14,105
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	13,994
	Tong Ren Tang Technologies Co. Ltd.	8,136,000	13,688
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,454,480	13,646
*,^	Greentown China Holdings Ltd.	14,160,500	13,604
*,^,2	Cogobuy Group	9,224,000	13,264
^	Zhaojin Mining Industry Co. Ltd.	15,089,437	13,206
*	Orient Securities Co. Ltd. Class A (XSSC)	6,090,350	12,848

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Poly Property Group Co. Ltd.	31,341,820	12,841
*	PetroChina Co. Ltd. Class A	11,307,490	12,785
*,^	Angang Steel Co. Ltd.	18,795,312	12,614
*,^	CAR Inc.	13,199,532	12,446
*,^	China Resources Phoenix Healthcare Holdings Co. Ltd.	9,641,500	12,371
	COSCO SHIPPING Energy Transportation Co. Ltd.	22,472,021	12,271
*	Bank of China Ltd. Class A	23,558,100	12,256
^	China Zhongwang Holdings Ltd.	26,632,086	12,073
	Hopson Development Holdings Ltd.	12,672,000	12,067
	Guangshen Railway Co. Ltd.	22,100,000	11,981
	Beijing Jingneng Clean Energy Co. Ltd.	38,992,000	11,818
	BOE Technology Group Co. Ltd. Class B	28,724,022	11,812
	Shenzhen Expressway Co. Ltd.	12,910,000	11,758
^	Xinjiang Goldwind Science & Technology Co. Ltd.	8,060,800	11,735
*,^	Kingdee International Software Group Co. Ltd.	27,768,000	11,727
^	Huadian Power International Corp. Ltd.	27,440,000	11,560
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	11,450
	China United Network Communications Ltd. Class A (XSSC)	10,505,024	11,377
	Qingdao Haier Co. Ltd. Class A (XSSC)	6,433,725	11,368
	Huadian Fuxin Energy Corp. Ltd.	48,755,852	11,271
*,^	Digital China Holdings Ltd.	13,569,000	11,160
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,468,979	11,119
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	10,851
	China Lesso Group Holdings Ltd.	13,585,000	10,816
	China Merchants Bank Co. Ltd. Class A (XSSC)	3,883,708	10,771
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	913,928	10,600
	China Dongxiang Group Co. Ltd.	55,232,000	10,504
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	10,384
	Central China Securities Co. Ltd.	19,498,000	10,338
	CRRC Corp. Ltd. Class A (XSSC)	7,007,570	10,260
*	China Life Insurance Co. Ltd. Class A	2,672,843	10,124
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	10,070
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	9,892
^	NetDragon Websoft Holdings Ltd.	3,398,500	9,861
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	9,847
*,^	Maanshan Iron & Steel Co. Ltd.	28,974,000	9,778
*	China Petroleum & Chemical Corp. Class A	11,553,099	9,678
^	Fufeng Group Ltd.	14,156,000	9,620
	Tianneng Power International Ltd.	10,990,000	9,615
	CSG Holding Co. Ltd. Class B	13,280,792	9,509
2	Red Star Macalline Group Corp. Ltd.	8,873,159	9,485
	Wuxi Little Swan Co. Ltd. Class A	1,428,951	9,441
	Powerlong Real Estate Holdings Ltd.	20,051,000	9,432
*,^	Biostime International Holdings Ltd.	2,895,500	9,387
	China Everbright Bank Co. Ltd. Class A (XSSC)	16,766,403	9,380
	China BlueChemical Ltd.	32,717,795	9,372
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	9,366
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,696,000	9,356
*	Focus Media Information Technology Co. Ltd. Class A	5,103,233	9,350
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	9,312
	Sinotruk Hong Kong Ltd.	13,346,333	9,269
	China Machinery Engineering Corp.	12,310,639	9,176
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	9,023
^	Greatview Aseptic Packaging Co. Ltd.	17,219,000	8,915
	China National Materials Co. Ltd.	25,207,000	8,832
	Bank of Communications Co. Ltd. Class A (XSSC)	9,970,273	8,700
*,2	Tianhe Chemicals Group Ltd.	57,304,542	8,620
^,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	10,089,500	8,617
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,795	8,591
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	8,566
	Bank of Beijing Co. Ltd. Class A (XSSC)	6,528,988	8,508
^	Tibet Water Resources Ltd.	20,300,000	8,471
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSHE)	4,168,227	8,469
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,385

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Lonking Holdings Ltd.	29,979,000	8,347
	Harbin Electric Co. Ltd.	13,640,000	8,336
	Anhui Expressway Co. Ltd.	10,508,000	8,320
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,389,277	8,293
	Poly Real Estate Group Co. Ltd. Class A (XSSC)	6,067,580	8,284
^	China Maple Leaf Educational Systems Ltd.	9,458,000	8,273
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	8,231
	Logan Property Holdings Co. Ltd.	14,149,368	8,102
^	China South City Holdings Ltd.	40,998,000	8,006
^	Yuexiu Transport Infrastructure Ltd.	10,264,000	7,909
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	7,904
	Yuzhou Properties Co. Ltd.	17,196,000	7,840
*	Suning Commerce Group Co. Ltd. Class A	5,278,922	7,739
	Guangdong Electric Power Development Co. Ltd. Class B	17,484,844	7,734
^	Sinopec Kantons Holdings Ltd.	15,115,000	7,705
^,2	Fu Shou Yuan International Group Ltd.	12,104,000	7,699
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,659
	BOE Technology Group Co. Ltd. Class A	13,072,954	7,638
*,^	Renhe Commercial Holdings Co. Ltd.	298,206,999	7,621
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	3,426,290	7,554
	China ZhengTong Auto Services Holdings Ltd.	13,743,000	7,547
	Sichuan Expressway Co. Ltd.	16,778,000	7,356
*,^	Lifetech Scientific Corp.	28,522,000	7,327
	Agricultural Bank of China Ltd. Class A (XSSC)	14,848,600	7,273
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	7,250
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	6,333,932	7,228
2	Shengjing Bank Co. Ltd.	8,385,666	7,216
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,209
	Beijing Capital Land Ltd.	14,762,000	7,166
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	7,142
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,096
^	CIMC Enric Holdings Ltd.	12,109,713	7,057
	Bank of Ningbo Co. Ltd. Class A	2,762,900	7,050
	China CITIC Bank Corp. Ltd. Class A (XSSC)	8,074,518	7,045
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	905,816	7,043
^	China Water Affairs Group Ltd.	10,532,000	7,038
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,025
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	2,647,600	6,983
	China Railway Group Ltd. Class A (XSSC)	5,430,414	6,914
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,908
2	Hua Hong Semiconductor Ltd.	4,799,000	6,804
^	CT Environmental Group Ltd.	36,502,000	6,800
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	2,563,592	6,782
	Huaxia Bank Co. Ltd. Class A (XSSC)	4,377,845	6,746
*,^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	68,078,357	6,742
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	6,664
*	China Overseas Grand Oceans Group Ltd.	12,843,000	6,578
^	PAX Global Technology Ltd.	10,609,000	6,566
*,^	Sinopec Oilfield Service Corp.	37,348,000	6,520
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,215,838	6,440
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,414
	China SCE Property Holdings Ltd.	16,884,000	6,377
*	Wanda Cinema Line Co. Ltd. Class A	827,543	6,323
^	Dongfang Electric Corp. Ltd.	7,100,430	6,258
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,704,874	6,247
	Beijing North Star Co. Ltd.	16,120,000	6,232
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,546,027	6,221
*	Landing International Development Ltd.	729,240,000	6,177
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,124
^	Dalian Port PDA Co. Ltd.	34,494,000	6,114
	Shanghai Haixin Group Co. Class B	8,385,119	6,043
	Luxshare Precision Industry Co. Ltd. Class A	1,533,697	6,034
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,028
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	5,994

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,968
*,^	Carnival Group International Holdings Ltd.	57,783,335	5,941
	Wuxi Little Swan Co. Ltd. Class B	1,441,337	5,908
	Shandong Airlines Co. Ltd. Class B	2,960,917	5,899
2	Fuyao Glass Industry Group Co. Ltd.	1,661,601	5,866
	SSY Group Ltd.	15,302,000	5,857
	Vinda International Holdings Ltd.	2,868,000	5,821
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	2,063,472	5,812
*,^	CITIC Resources Holdings Ltd.	47,873,345	5,778
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	5,774
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,680
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	5,678
*	Shandong Linglong Tyre Co. Ltd. Class A	1,738,691	5,634
	Chaowei Power Holdings Ltd.	8,816,000	5,604
	Future Land Development Holdings Ltd.	18,975,128	5,602
	Texhong Textile Group Ltd.	4,623,000	5,598
*,^,2	Tian Ge Interactive Holdings Ltd.	7,669,000	5,588
^	China High Speed Transmission Equipment Group Co. Ltd.	5,742,000	5,578
*	O-Net Technologies Group Ltd.	8,183,000	5,539
	Luzhou Laojiao Co. Ltd. Class A	820,599	5,532
^	Xtep International Holdings Ltd.	13,775,000	5,486
	China Foods Ltd.	14,235,506	5,483
	Dongguan Development Holdings Co. Ltd. Class A	2,560,501	5,473
*	China Nuclear Engineering Corp. Ltd. Class A	2,430,882	5,461
	Shandong Chenming Paper Holdings Ltd.	4,740,000	5,447
	Xiandai Investment Co. Ltd. Class A	4,139,975	5,398
*,^	Hanergy Thin Film Power Group Ltd.	206,154,000	5,380
	AVIC Aircraft Co. Ltd. Class A	1,540,402	5,336
*	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,336
	BBMG Corp. Class A (XSSC)	4,529,770	5,300
*	Chongqing Sokon Industry Group Co. Ltd. Class A	1,719,728	5,299
*,2	Ozner Water International Holding Ltd.	21,160,000	5,297
*	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	5,292
*	Kama Co. Ltd. Class B	5,203,252	5,278
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	5,269
	China Fangda Group Co. Ltd. Class B	5,297,655	5,265
	Xingda International Holdings Ltd.	13,131,000	5,260
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	4,145,470	5,224
	Sunvim Group Co. Ltd. Class A	4,960,700	5,178
	Guosen Securities Co. Ltd. Class A	2,592,241	5,177
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	5,172
	Zhejiang Longsheng Auto Parts Co. Ltd. Class A	972,473	5,131
*	Nanjing Doron Technology Co. Ltd. Class A	656,351	5,117
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	1,929,768	5,090
	China International Travel Service Corp. Ltd. Class A	658,141	5,071
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	5,059
	Livzon Pharmaceutical Group Inc.	798,160	5,030
	C C Land Holdings Ltd.	19,524,500	5,016
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,422	5,011
*	China Grand Automotive Services Co. Ltd. Class A (XSSC)	3,604,659	5,007
	Apeloa Pharmaceutical Co. Ltd. Class A	4,826,421	4,969
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,819,716	4,954
	Huadong Medicine Co. Ltd. Class A	384,013	4,954
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	4,948
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,678,472	4,899
	China Suntien Green Energy Corp. Ltd.	23,090,000	4,891
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	4,888
	GoerTek Inc. Class A	1,938,204	4,880
	Grandblue Environment Co. Ltd. Class A (XSSC)	2,267,860	4,851
*	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,837
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,129,302	4,835
	Huishang Bank Corp. Ltd.	10,221,609	4,830
	Power Construction Corp. of China Ltd. Class A (XSSC)	4,004,796	4,828
	Heilan Home Co. Ltd. Class A (XSSC)	3,256,579	4,789

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tianjin Capital Environmental Protection Group Co. Ltd.	7,031,967	4,776
^	Sinofert Holdings Ltd.	35,724,000	4,770
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	4,763
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,481,407	4,720
	Dah Chong Hong Holdings Ltd.	10,927,000	4,718
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,630,242	4,704
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,687
	China Shenhua Energy Co. Ltd. Class A (XSSC)	1,655,060	4,673
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,663
	Bosideng International Holdings Ltd.	57,492,000	4,652
*,2	Qingdao Port International Co. Ltd.	8,713,000	4,638
*,2	Haichang Ocean Park Holdings Ltd.	21,540,000	4,622
	Livzon Pharmaceutical Group Inc. Class A	535,676	4,614
	Bank of Beijing Co. Ltd. Class A (XSHG)	3,537,840	4,610
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	588,962	4,579
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	4,548
	Jiangsu Lianyungang Port Co. Ltd. Class A	3,957,225	4,523
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,518
*	Greenland Holdings Corp. Ltd. Class A	4,164,281	4,489
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	4,725,698	4,488
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,800,942	4,475
*	China International Travel Service Corp. Ltd. Class A	580,568	4,473
*,^	China Modern Dairy Holdings Ltd.	20,705,500	4,472
	Bank of Chongqing Co. Ltd.	5,361,500	4,467
*	China Oil & Gas Group Ltd.	61,000,000	4,465
	Hangzhou Robam Appliances Co. Ltd. Class A	562,926	4,450
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	817,560	4,441
*	STO Express Co. Ltd. Class A	1,175,776	4,433
	China Shineway Pharmaceutical Group Ltd.	3,664,000	4,431
*,^	Hi Sun Technology China Ltd.	26,340,000	4,428
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,413
	Jointo Energy Investment Co. Ltd. Hebei Class A	2,249,244	4,411
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	4,387
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	4,347
	Shanghai Shimao Co. Ltd. Class A (XSSC)	4,153,869	4,328
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	4,325
	Daqin Railway Co. Ltd. Class A (XSSC)	3,805,370	4,308
	Aisino Corp. Class A	1,461,426	4,301
*,^	Coolpad Group Ltd.	46,232,600	4,280
*	Glorious Property Holdings Ltd.	36,481,000	4,265
*	TCL Corp. Class A	8,341,322	4,265
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	4,256
	Xinhua Winshare Publishing and Media Co. Ltd.	4,777,937	4,240
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	4,219
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	1,497,200	4,206
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	6,134,850	4,205
	Avic Aviation Engine Corp. plc Class A (XSHG)	844,113	4,203
*	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	4,201
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	801,450	4,197
^	China Overseas Property Holdings Ltd.	24,190,092	4,192
	Jiangling Motors Corp. Ltd. Class B	1,965,170	4,168
	Tianjin Teda Co. Ltd. Class A	4,023,643	4,157
*	Leshi Internet Information & Technology Corp. Beijing Class A	930,042	4,153
*	Tengda Construction Group Co. Ltd. Class A	5,529,299	4,151
*	Perfect World Co. Ltd. Class A	928,144	4,148
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,136
	Weiqiao Textile Co.	5,755,500	4,129
*,^	West China Cement Ltd.	27,464,000	4,129
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,124
	Western Securities Co. Ltd. Class A	2,020,851	4,121
*	China Greatwall Technology Group Co. Ltd. Class A	2,938,488	4,118
	China Lilang Ltd.	6,539,000	4,114
^	Poly Culture Group Corp. Ltd.	1,541,900	4,073
*	Beijing Thunisoft Corp. Ltd. Class A	1,670,166	4,068

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	1,265,090	4,051
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	1,339,713	4,045
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	4,037
	Jiangxi Wannianqing Cement Co. Ltd. Class A	3,254,371	3,990
	Huaxia Bank Co. Ltd. Class A (XSHG)	2,573,576	3,966
	Air China Ltd. Class A (XSHG)	3,077,214	3,963
	Beijing North Star Co. Ltd. Class A (XSSC)	4,758,231	3,963
^	Wasion Group Holdings Ltd.	8,110,000	3,946
*	Huadian Energy Co. Ltd. Class B	7,910,644	3,946
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,940
	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,539,482	3,926
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	3,919
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,915
*	Suofeiya Home Collection Co. Ltd. Class A	773,978	3,900
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	3,888
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,389,600	3,868
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	3,830
*	Changjiang Securities Co. Ltd. Class A	2,745,424	3,827
^	China Huishan Dairy Holdings Co. Ltd.	70,679,103	3,816
	Bank of Nanjing Co. Ltd. Class A (XSSC)	2,466,120	3,774
*	Bohai Financial Investment Holding Co. Ltd. Class A	3,732,242	3,772
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,758
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,746
	Gemdale Corp. Class A (XSSC)	2,233,107	3,735
	Sunshine City Group Co. Ltd. Class A	4,762,383	3,713
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	6,600,310	3,710
	Avic Capital Co. Ltd. Class A (XSSC)	4,125,848	3,695
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,694
	Founder Securities Co. Ltd. Class A (XSSC)	3,017,213	3,691
	Hubei Yihua Chemical Industry Co. Ltd. Class A	4,096,856	3,687
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,683
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	3,678
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	3,671
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,169,201	3,662
	Shanghai International Airport Co. Ltd. Class A (XSSC)	735,787	3,652
*	Bank of Shanghai Co. Ltd. Class A	1,103,600	3,630
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	3,626
*	Shang Gong Group Co. Ltd. Class B	3,678,113	3,615
	Huaneng Power International Inc. Class A (XSSC)	3,195,897	3,614
*,^	Sinotrans Shipping Ltd.	16,009,500	3,598
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,588
	Shenzhen O-film Tech Co. Ltd. Class A	635,730	3,576
	Anxin Trust Co. Ltd. Class A (XSSC)	2,149,298	3,570
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	3,548
	Concord New Energy Group Ltd.	74,560,000	3,542
^	Sinosoft Technology Group Ltd.	11,211,800	3,540
	361 Degrees International Ltd.	10,465,000	3,520
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	4,830,400	3,502
	COSCO SHIPPING International Hong Kong Co. Ltd.	8,160,000	3,502
	CPMC Holdings Ltd.	6,295,000	3,495
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	3,487
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	3,458
*	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	3,446
*	Hua Han Health Industry Holdings Ltd.	50,548,000	3,444
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	3,899,232	3,413
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,411
*	Zhejiang Narada Power Source Co. Ltd. Class A	1,166,730	3,402
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	3,392
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	3,382
*	Luxi Chemical Group Co. Ltd. Class A	3,613,288	3,379
*	Hesteel Co. Ltd. Class A (XSEC)	4,618,700	3,371
*	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	835,251	3,371
	Guoyuan Securities Co. Ltd. Class A	1,102,850	3,364
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	3,338

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	3,338
*	Aluminum Corp. of China Ltd. Class A	4,735,500	3,329
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	3,315
	Shanghai Industrial Urban Development Group Ltd.	15,344,000	3,309
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	11,320,000	3,300
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	2,625,050	3,300
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	3,292
	China Vanke Co. Ltd. Class A	1,164,300	3,292
	Easysight Supply Chain Management Co. Ltd. Class A	1,721,088	3,291
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	7,492,041	3,280
	Tahoe Group Co. Ltd. Class A	1,330,114	3,277
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,266
*,^	TCL Multimedia Technology Holdings Ltd.	6,594,000	3,259
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	16,694,000	3,259
	Tus-Sound Environmental Resources Co. Ltd. Class A	603,916	3,238
	BeijingHualian Hypermarket Co. Ltd. Class A	3,660,845	3,226
	Emei Shan Tourism Co. Class A	1,722,471	3,222
*,^	North Mining Shares Co. Ltd.	156,730,000	3,221
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,521,004	3,214
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	3,207
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	3,203
	Huabei Expressway Co. Ltd. Class A	4,407,564	3,201
*	Iflytek Co. Ltd. Class A	696,506	3,200
*	Songcheng Performance Development Co. Ltd. Class A	1,090,910	3,188
*	Jinke Properties Group Co. Ltd. Class A	3,657,625	3,187
*	Nantong Square Cold Chain Equipment Co. Ltd. Class A	697,264	3,172
*	China Film Co. Ltd. Class A	1,041,800	3,167
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,291,001	3,166
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,467,977	3,161
	Hytera Communications Corp. Ltd. Class A	1,454,565	3,156
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSSC)	6,235,561	3,155
*	Bluedon Information Security Technology Co. Ltd. Class A	1,850,331	3,154
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	3,147
*,^	Baoxin Auto Group Ltd.	6,806,499	3,146
	China National Accord Medicines Corp. Ltd. Class A	283,867	3,134
	Tianqi Lithium Industries Inc. Class A	447,543	3,127
^	China Singyes Solar Technologies Holdings Ltd.	6,664,000	3,115
*	Kingnet Network Co. Ltd. Class A	647,444	3,098
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	666,846	3,093
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	450,789	3,092
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	3,886,792	3,088
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	3,083
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	3,083
	Zhuhai Port Co. Ltd. Class A	2,213,800	3,077
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	3,075
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	3,069
	Joeone Co. Ltd. Class A	1,211,177	3,069
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	682,733	3,065
*	Aier Eye Hospital Group Co. Ltd. Class A	642,106	3,061
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	3,060
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	3,002,084	3,060
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	3,041
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	1,143,854	3,031
	Luthai Textile Co. Ltd. Class A	1,702,491	3,027
	Central China Land Media Co. Ltd. Class A	1,857,208	3,018
	Beijing Shiji Information Technology Co. Ltd. Class A	979,307	3,017
	China Quanjude Group Co. Ltd. Class A	952,758	3,016
*	Hangzhou Weiguang Electronic Co. Ltd. Class A	438,200	3,016
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	2,993
	Shandong Pharmaceutical Glass Co. Ltd. Class A	984,990	2,988
*	China Water Industry Group Ltd.	13,196,000	2,984
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,982
*	Lushang Property Co. Ltd. Class A	4,115,979	2,970
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,969

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,799,036	2,966
^	China All Access Holdings Ltd.	10,426,000	2,960
*,^	China Yurun Food Group Ltd.	19,588,149	2,945
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,940
	Dalian Zeus Entertainment Group Co. Ltd. Class A	286,989	2,936
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	4,235,781	2,936
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,935
*	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,931
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,930
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	2,927
*	Tatwah Smartech Co. Ltd. Class A	1,303,958	2,924
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	2,915
	Bluestar Adisseo Co. Class A	1,491,041	2,914
	Tibet Tianlu Co. Ltd. Class A	1,513,422	2,902
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	2,890
	Juli Sling Co. Ltd. Class A	1,748,726	2,889
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,886
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	933,661	2,869
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	2,864
*	Risen Energy Co. Ltd. Class A	1,434,485	2,860
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,858
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,838
	Luthai Textile Co. Ltd. Class B	2,415,793	2,835
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,830
*	Wuhan Department Store Group Co. Ltd. Class A	871,290	2,824
	ZTE Corp. Class A	1,094,565	2,818
*	Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	2,817
*	Jiangsu Hoperun Software Co. Ltd. Class A	681,204	2,811
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	2,811
	Ajisen China Holdings Ltd.	6,358,000	2,801
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,799
*	GCL System Integration Technology Co. Ltd. Class A	4,487,825	2,791
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	3,621,309	2,789
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	2,783
*	Zhongbai Holdings Group Co. Ltd. Class A	2,386,297	2,779
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,765
	Zhejiang Supor Cookware Co. Ltd. Class A	428,322	2,765
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	1,441,067	2,764
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,755
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,601,562	2,753
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	2,745
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,739
	North China Pharmaceutical Co. Ltd. Class A	3,101,060	2,732
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,725
^	Dawnrays Pharmaceutical Holdings Ltd.	4,652,000	2,725
*	Huaan Securities Co. Ltd. Class A	1,778,632	2,717
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,711
*	China Communications Construction Co. Ltd. Class A	1,077,700	2,707
*	Searainbow Holding Corp. Class A	567,316	2,706
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,701
	GRG Banking Equipment Co. Ltd. Class A	1,533,567	2,699
	Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	890,172	2,699
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,697
*,^	Chiho-Tiande Group Ltd.	4,748,000	2,683
	China Power New Energy Development Co. Ltd.	4,390,000	2,678
	Hefei Meiling Co. Ltd. Class A	2,685,828	2,675
*	Bank of Jiangsu Co. Ltd. Class A	2,012,300	2,675
	Lomon Billions Group Co. Ltd. Class A	1,061,625	2,672
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,153,067	2,666
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	761,682	2,664
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	2,202,583	2,663
	Everbright Securities Co. Ltd. Class A (XSSC)	1,242,228	2,657
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	661,594	2,652
*	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	1,874,600	2,650

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tianjin Port Co. Ltd. Class A (XSSC)	1,213,783	2,648
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,215,115	2,644
	Anhui Heli Co. Ltd. Class A (XSSC)	1,422,063	2,635
*	Zhongtian Financial Group Co. Ltd. Class A	2,734,166	2,627
	Wintime Energy Co. Ltd. Class A (XSSC)	4,976,389	2,626
*	Youzu Interactive Co. Ltd. Class A	608,916	2,625
*	Hubei Dinglong Co. Ltd. Class A	856,881	2,624
*	Future Land Holdings Co. Ltd. Class A	1,159,973	2,623
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,620
	Hualan Biological Engineering Inc. Class A	493,321	2,619
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,618
	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	2,616
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	2,612
	Northeast Securities Co. Ltd. Class A	1,604,558	2,602
	Realcan Pharmaceutical Co. Ltd. Class A	441,700	2,593
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	485,336	2,592
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,590
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	1,221,500	2,574
	Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	2,572
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	2,570
	Shenzhen Topraysolar Co. Ltd. Class A	1,937,061	2,567
	Qingling Motors Co. Ltd.	7,766,000	2,565
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,564
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	2,563
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	3,631,818	2,553
*	Guangzhou Port Co. Ltd. Class A	1,745,300	2,548
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,547
	NavInfo Co. Ltd. Class A	908,800	2,547
*	Beijing Enlight Media Co. Ltd. Class A	2,035,326	2,546
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	943,429	2,542
	Yantai Moon Co. Ltd. Class A	941,056	2,540
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	2,538
*	Hybio Pharmaceutical Co. Ltd. Class A	1,050,500	2,536
*	Lens Technology Co. Ltd. Class A	476,300	2,536
	Tande Co. Ltd. Class A	3,429,500	2,535
*	Tangshan Jidong Cement Co. Ltd. Class A	851,877	2,528
*	Bank of Guiyang Co. Ltd. Class A	1,108,565	2,520
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,517
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	2,591,232	2,516
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,514
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	2,502
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	5,714,100	2,502
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,501
^,2	Cosmo Lady China Holdings Co. Ltd.	8,422,000	2,499
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,496
	TangShan Port Group Co. Ltd. Class A (XSSC)	2,651,489	2,494
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,491
*	TOP Energy Co. Ltd Class A (XSHG)	2,903,744	2,487
	Youngor Group Co. Ltd. Class A (XSSC)	1,250,004	2,479
	Weichai Power Co. Ltd. Class A	1,523,539	2,477
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,922,783	2,475
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	2,468
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	2,467
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,466
	Guilin Tourism Co. Ltd. Class A	1,623,123	2,461
	Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,461
	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	3,327,153	2,460
*	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	2,458
*	Jiangsu Bicon Pharmaceutical Listed Co. Class A	645,100	2,449
	Metro Land Corp. Ltd. Class A	2,013,684	2,448
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,722,654	2,447
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	2,438
*	Tieling Newcity Investment Holding Ltd. Class A	4,028,153	2,435
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,423

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Guoxuan High-Tech Co. Ltd.	526,361	2,423
*	Guangdong Wens Foodstuffs Group Co. Ltd. Class A	523,323	2,422
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,414
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	1,035,581	2,414
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	2,409
*,^	China Logistics Property Holdings Co. Ltd.	6,635,813	2,407
*	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	2,402
	INESA Intelligent Tech Inc. Class B	3,144,066	2,402
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,718,944	2,401
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,397
	Guangdong Golden Dragon Development Inc. Class A	722,300	2,393
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,391
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,798,896	2,386
*	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,265,900	2,381
*	Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	2,372
*,^	Enerchina Holdings Ltd.	83,896,500	2,369
	Yonggao Co. Ltd. Class A	2,256,199	2,352
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	2,350
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSSC)	3,455,340	2,349
*	Focus Media Information Technology Co. Ltd. Class A	1,279,400	2,346
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	2,333
	Holitech Technology Co. Ltd. Class A	853,198	2,333
*	Shaanxi International Trust Co. Ltd. Class A	2,682,600	2,331
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	2,329
	Shanxi Securities Co. Ltd. Class A	1,558,546	2,329
	Zhejiang Haiyue Co. Ltd. Class A (XSSC)	893,841	2,325
*	Northeast Pharmaceutical Group Co. Ltd. Class A	1,446,917	2,315
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,311
*	Shenzhen Sunway Communication Co. Ltd. Class A	447,624	2,299
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,325,283	2,296
	Shenzhen Airport Co. Ltd. Class A	1,820,428	2,295
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,295
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	1,368,288	2,288
	China CAMC Engineering Co. Ltd. Class A	553,598	2,285
*	Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	2,283
*	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	2,276
	Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	2,274
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	2,269
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	3,436,397	2,267
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	374,447	2,267
*	Chaozhou Three-Circle Group Co. Ltd. Class A	723,002	2,264
	Global Top E-Commerce Co. Ltd. Class A	929,940	2,254
	Beih-Property Co. Ltd. Class A	1,927,713	2,253
*	Beijing Shougang Co. Ltd. Class A	1,993,600	2,248
	Yonghui Superstores Co. Ltd. Class A (XSSC)	2,549,284	2,247
	Fiyta Holdings Ltd. Class A	1,190,485	2,246
*,^	Lianhua Supermarket Holdings Co. Ltd.	5,216,000	2,244
	AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,243
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	2,242
*	Yinyi Real Estate Co. Ltd. Class A	1,522,901	2,239
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	2,655,448	2,237
^	Comba Telecom Systems Holdings Ltd.	15,251,740	2,233
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	2,227
	TianGuang ZhongMao Co. Ltd. Class A	1,060,320	2,227
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	2,221
*	Cultural Investment Holdings Co. Ltd. Class A	685,029	2,213
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	2,212
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	2,208
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,552,906	2,205
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	2,201
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	2,196
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	2,194
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	2,193
*,^	China Huiyuan Juice Group Ltd.	6,093,500	2,181

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	2,180
	Transfar Zhilian Co. Ltd. Class A	927,422	2,178
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	1,193,900	2,176
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,170
	Jiuzhitang Co. Ltd. Class A	745,255	2,161
*	China Tianying Inc. Class A	2,041,714	2,160
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,685,573	2,153
*	Beijing Changjiu Logistics Corp. Class A	396,343	2,151
*	Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	2,151
	Venustech Group Inc. Class A	779,436	2,150
	Norinco International Cooperation Ltd. Class A	483,900	2,147
*	Bank of Hangzhou Co. Ltd. Class A	691,800	2,141
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,140
	FAWER Automotive Parts Co. Ltd. Class A	1,734,461	2,137
*	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	2,135
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,135
*	Shaanxi Coal Industry Co. Ltd. Class A	2,467,034	2,128
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	2,127
	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	2,125
*	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,124
^	First Tractor Co. Ltd.	3,930,000	2,119
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	2,118
^	Yashili International Holdings Ltd.	12,124,000	2,116
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	697,375	2,111
*	CECEP Solar Energy Co. Ltd. Class A	1,107,468	2,111
	Tianshui Huatian Technology Co. Ltd. Class A	1,076,774	2,110
	Suzhou Anjie Technology Co. Ltd. Class A	308,433	2,109
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	839,436	2,106
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,148,411	2,106
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,106
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	2,105
	Sealand Securities Co. Ltd. Class A	2,444,050	2,104
	Hongfa Technology Co. Ltd. Class A (XSHG)	372,024	2,099
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	2,098
*	Talkweb Information System Co. Ltd. Class A	1,267,949	2,098
*	PW Medtech Group Ltd.	8,819,000	2,094
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	502,212	2,094
	Suning Universal Co. Ltd. Class A	2,183,210	2,092
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	2,091
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	415,769	2,090
*,^	National Agricultural Holdings Ltd.	13,660,000	2,090
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	2,086
	Fantasia Holdings Group Co. Ltd.	13,203,000	2,085
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	2,073
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	2,072
*	Shandong Qixing Iron Tower Co. Ltd. Class A	373,812	2,061
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	2,060
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,100,730	2,055
*	China Shipbuilding Industry Group Power Co. Ltd. Class A	462,637	2,055
*	Shenma Industry Co. Ltd. Class A	1,715,449	2,054
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,045
*,^	Hengdeli Holdings Ltd.	16,760,000	2,045
	Alpha Group Class A	827,701	2,043
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,475,375	2,036
	New China Life Insurance Co. Ltd. Class A (XSSC)	312,889	2,034
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,496,964	2,032
	Tianma Bearing Group Co. Ltd. Class A	1,367,151	2,032
	Guangdong Goworld Co. Ltd. Class A	943,044	2,030
	Maoye Commericial Co. Ltd. Class A (XSSC)	1,210,937	2,030
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	2,021
*	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,706,100	2,020
	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	2,017
	Xi'an LONGi Silicon Materials Corp. Class A (XSSC)	819,659	2,014
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,805,542	2,010

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	AVIC International Holding HK Ltd.	35,988,000	2,010
	Shanghai Pret Composites Co. Ltd. Class A	510,444	2,009
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	2,004
*	Henan Dayou Energy Co. Ltd. Class A	2,820,670	1,999
*	China Electronics Optics Valley Union Holding Co. Ltd.	21,256,000	1,992
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,992
	Taiji Computer Corp. Ltd. Class A	504,001	1,991
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,989
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,982
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	1,898,367	1,976
*	Sieyuan Electric Co. Ltd. Class A	787,700	1,967
*,^	Greenland Hong Kong Holdings Ltd.	6,082,000	1,961
	Qinghai Salt Lake Industry Co. Ltd. Class A	841,400	1,959
*	Fujian Dongbai Group Co. Ltd. Class A	992,900	1,958
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,957
	Zhonglu Co. Ltd. Class B	1,084,642	1,956
*	Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,953
*	East Money Information Co. Ltd. Class A (XSHE)	1,211,290	1,948
	Inspur Electronic Information Industry Co. Ltd. Class A	701,449	1,946
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,795,350	1,943
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	1,943
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,942
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,941
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,937
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,937
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,935
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,935
	Infore Environment Technology Group Co. Ltd. Class A	861,399	1,933
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,924
*	Greattown Holdings Ltd. Class A	1,641,600	1,924
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	1,923
*	Contemporary Eastern Investment Co. Ltd. Class A	980,025	1,922
	Joyoung Co. Ltd. Class A	682,392	1,922
	Guangdong Advertising Group Co. Ltd. Class A	959,325	1,918
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,916
	Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,916
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,248,840	1,911
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	252,659	1,910
	Huayi Compressor Co. Ltd. Class A	1,274,304	1,906
	Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	879,332	1,905
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,476,198	1,902
*	UTour Group Co. Ltd. Class A	929,925	1,900
*	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,900
	Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	1,899
	TBEA Co. Ltd. Class A (XSHG)	1,155,500	1,898
*	Hangzhou Iron & Steel Co. Class A	1,702,674	1,897
	Shanghai Aerospace Automobile Electromechanical Co. Class A	1,189,771	1,892
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	1,889
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	840,211	1,889
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,888
*	Sichuan Shuangma Cement Co. Ltd. Class A	564,108	1,886
	Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	634,480	1,884
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,881
	Muyuan Foodstuff Co. Ltd. Class A	464,814	1,879
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	895,349	1,875
*	Jiangsu Shagang Co. Ltd. Class A	801,300	1,873
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	973,203	1,871
*	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,865
*	Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	988,358	1,864
*	Sinopec Oilfield Equipment Corp. Class A	1,040,894	1,864
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,857
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,856
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,855
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	1,851

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Guangzhou Echom Science & Technology Co. Ltd. Class A	1,605,500	1,849
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	1,846
	Oriental Energy Co. Ltd. Class A	1,067,921	1,845
*	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	158,652	1,843
	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	1,837
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,837
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,833
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	1,042,700	1,832
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,831
*	Dezhan Healthcare Co. Ltd. Class A	962,948	1,828
*	China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	1,828
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	1,823
	Beijing Capital Co. Ltd. Class A (XSSC)	1,674,743	1,823
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,111,291	1,821
	Luolai Lifestyle Technology Co. Ltd. Class A	1,008,394	1,820
*	Kaidi Ecological and Environmental Technology Co. Ltd. Class A	1,092,600	1,818
*	Apex Technology Co. Ltd. Class A	498,987	1,817
*	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	1,816
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,811
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	1,811
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	1,811
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,566,835	1,810
	Fujian Newland Computer Co. Ltd. Class A	618,095	1,810
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,807
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,763,230	1,804
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	619,010	1,801
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,801
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	1,801
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,795
	Hangxiao Steel Structure Co. Ltd. Class A	880,885	1,792
*	Guosheng Financial Holding Inc. Class A (XSHE)	778,598	1,792
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	671,642	1,788
*	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,787
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,783
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,783
	Zhejiang Semir Garment Co. Ltd. Class A	1,353,320	1,783
	Rainbow Department Store Co. Ltd. Class A	915,733	1,782
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,029,175	1,781
	China CSSC Holdings Ltd. Class A (XSSC)	460,980	1,781
	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	1,780
*,^	Skyway Securities Group Ltd.	34,630,000	1,779
*	Shenzhen Liantronics Co. Ltd. Class A	579,080	1,778
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	677,183	1,776
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	345,011	1,775
	Wanxiang Qianchao Co. Ltd. Class A	1,100,316	1,775
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	798,459	1,774
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,773
*	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,770
	Yifan Pharmaceutical Co. Ltd. Class A	740,302	1,767
*	Yintai Resources Co. Ltd. Class A	906,456	1,759
*	Shenyang Chemical Industry Class A	1,716,100	1,759
*	China Wuyi Co. Ltd. Class A	642,570	1,752
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,751
*	Angang Steel Co. Ltd. Class A	2,266,055	1,750
	Grand Industrial Holding Group Co. Ltd.	602,984	1,750
*	Hainan Airlines Co. Ltd. Class A (XSSC)	3,609,400	1,747
*	Shangying Global Co. Ltd. Class A	337,100	1,746
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,746
	Tianjin Port Development Holdings Ltd.	9,916,000	1,745
*	Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,743
*	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,742
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	316,868	1,739
*	Guangdong East Power Co. Ltd. Class A	1,175,600	1,739
	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,739

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	1,735
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	1,732
*	Shenzhen Yitoa Intelligent Control Co. Ltd. Class A	1,388,500	1,728
*	Beijing SDL Technology Co. Ltd. Class A	716,927	1,726
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,725
*	Shenzhen Kondarl Group Co. Ltd. Class A	414,279	1,725
*	Sinolink Worldwide Holdings Ltd.	15,978,000	1,724
	Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,724
*	Yangguang Co. Ltd. Class A	1,520,002	1,723
*	Sungrow Power Supply Co. Ltd. Class A	1,221,695	1,722
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	1,089,936	1,722
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	1,720
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,720
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,720
	Kunming Yunnei Power Co. Ltd. Class A	1,323,027	1,715
	Hithink RoyalFlush Information Network Co. Ltd. Class A	208,813	1,715
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	1,714
*	Hithink RoyalFlush Information Network Co. Ltd. Class A	208,328	1,711
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,710
	Hongda Xingye Co. Ltd. Class A	1,392,019	1,705
	Tongding Interconnection Information Co. Ltd. Class A	858,300	1,703
	TBEA Co. Ltd. Class A (XSSC)	1,035,190	1,700
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,698
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	1,696
*	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,692
	Hilong Holding Ltd.	7,749,000	1,690
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	1,689
	Harbin High-Tech Group Co. Class A	1,175,501	1,687
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,685
	Glodon Co. Ltd. Class A	732,431	1,685
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,685
	GEM Co. Ltd. Class A	1,676,426	1,684
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	882,019	1,682
	Unigroup Guoxin Co. Ltd. Class A	374,793	1,678
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,677
*	Dalian Dafu Enterprises Holdings Co. Ltd. Class A	3,404,736	1,677
*	Bus Online Co. Ltd.	451,687	1,676
	INESA Intelligent Tech Inc. Class A	1,230,500	1,675
*	Danhua Chemical Technology Co. Ltd. Class A	1,794,610	1,673
*	YTO Express Group Co. Ltd. Class A	568,502	1,673
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	1,672
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,112,150	1,671
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	713,193	1,671
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	530,810	1,670
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,669
	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,667
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,666
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,665
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,662
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,661
*	Pacific Securities Co. Ltd. Class A (XSSC)	2,676,600	1,660
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,660
	First Capital Securities Co. Ltd. Class A	444,700	1,657
	Haining China Leather Market Co. Ltd. Class A	1,252,410	1,649
*	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	541,154	1,649
*	Yibin Tianyuan Group Co. Ltd. Class A	1,500,329	1,648
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	1,646
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,645
*	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	1,644
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	1,643
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,641
*	Renhe Pharmacy Co. Ltd. Class A (XSEC)	1,774,101	1,636
*	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	1,636
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,635

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	China Chengtong Development Group Ltd.	26,228,000	1,633
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	332,610	1,632
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,632
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,628
*	Oppein Home Group Inc. Class A	106,355	1,628
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,331,527	1,625
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	252,800	1,621
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,620
*	Central China Securities Co. Ltd. Class A	1,063,100	1,619
*	Luoniushan Co. Ltd. Class A	1,769,907	1,618
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,616
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	1,684,040	1,614
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,609
*	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,103,684	1,607
	Beyondsoft Corp. Class A	320,300	1,607
*	Vatti Corp. Ltd. Class A	320,312	1,606
	China Baoan Group Co. Ltd. Class A	1,314,680	1,598
*	Digital China Group Co. Ltd. Class A	450,736	1,598
	Gemdale Corp. Class A (XSHG)	953,400	1,594
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,594
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,317,800	1,586
*	Fujian Sunner Development Co. Ltd. Class A	652,847	1,584
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,584
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,583
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,581
*	Meisheng Cultural & Creative Corp. Ltd. Class A	307,379	1,581
*	China Fiber Optic Network System Group Ltd.	17,564,000	1,581
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,580
	SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,580
*	Jiangsu Fengdong Thermal Technology Co. Ltd. Class A	296,900	1,577
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	1,577
	Zhejiang NHU Co. Ltd. Class A	586,751	1,576
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,575
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,573
	Shijiazhuang Changshan Textile Co. Ltd. Class A	768,673	1,572
*	Ningbo Medical System Biotechnology Co. Ltd. Class A	453,002	1,571
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,571
*	Kangxin New Materials Co. Ltd. Class A	1,153,880	1,568
^	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,934,000	1,567
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,566
	Anxin Trust Co. Ltd. Class A (XSHG)	942,040	1,565
	Tianjin Development Holdings Ltd.	2,492,000	1,565
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,564
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,564
	Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	1,561
	Accelink Technologies Co. Ltd. Class A	513,948	1,560
*	Jianxin Mining Co. Ltd. Class A	1,433,400	1,557
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,557
*	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	2,479,714	1,557
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	1,557
^	China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,555
*	East Money Information Co. Ltd. Class A (XSEC)	965,760	1,554
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,550
*	Palm Eco-Town Development Co. Ltd. Class A	908,402	1,549
	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,549
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	1,548
	Tongwei Co. Ltd. Class A (XSSC)	1,668,122	1,545
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A	1,017,168	1,545
*	China Datang Corp. Renewable Power Co. Ltd.	15,188,071	1,541
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,240,338	1,541
	Leo Group Co. Ltd. Class A	855,223	1,540
*	Sichuan Meifeng Chemical IND Class A	1,301,751	1,539
	Hundsun Technologies Inc. Class A (XSSC)	272,220	1,539
	Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,538

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,537
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,534
	Neusoft Corp. Class A (XSSC)	593,614	1,532
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,529
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,528
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,527
	China Media Group Class A	962,720	1,526
	Shimge Pump Industry Group Co. Ltd. Class A	855,724	1,521
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,518
*	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	1,518
	Huafu Top Dyed Melange Yarn Co. Ltd. Class A	907,007	1,517
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,516
	Harbin Boshi Automation Co. Ltd. Class A	740,755	1,516
	Shanghai East China Computer Co. Ltd. Class A (XSSC)	474,730	1,515
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	863,300	1,514
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	187,344	1,512
	Shanghai Runda Medical Technology Co. Ltd. Class A	322,400	1,509
	Chongqing Brewery Co. Ltd. Class A	464,151	1,509
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,508
	Xiamen Port Development Co. Ltd. Class A	739,716	1,506
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,506
*	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	257,425	1,505
	Shenzhen Desay Battery Technology Co. Class A	184,400	1,502
*	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,500
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,130,400	1,500
*	Nuode Investment Co. Ltd. Class A	773,000	1,499
	North Electro-Optic Co. Ltd. Class A	494,561	1,498
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	1,496
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	905,240	1,495
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	1,494
*	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	1,492
*	Anyang Iron & Steel Inc. Class A	3,620,980	1,490
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,024,760	1,490
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,487
*	Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,479
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,478
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,477
*	Tibet Summit Industry Co. Ltd. Class A	285,589	1,476
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	1,475
*,^	Munsun Capital Group Ltd.	152,812,000	1,474
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,474
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,473
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	1,472
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	426,071	1,468
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,466
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,466
*	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,465
	Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	1,464
*	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	743,177	1,464
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,463
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,462
	Guorui Properties Ltd.	4,925,000	1,462
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,461
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,219,900	1,454
	Jiangsu Holly Corp. Class A	846,694	1,454
	Beijing Urban & Rural Commercial Group Co. Ltd. Class A	740,548	1,453
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	1,452
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,451
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,101,457	1,448
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	750,451	1,442
*	Hubei Sanxia New Building Material Co. Ltd. Class A	728,550	1,442
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,441
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,439
	Meidu Energy Corp. Class A (XSSC)	2,309,881	1,436

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,435
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,433
*	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	836,745	1,432
	China Oilfield Services Ltd. Class A	862,777	1,429
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,429
	Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,429
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,428
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,427
	Dalian Refrigeration Co. Ltd. Class A	852,300	1,426
*	Beijing Watertek Information Technology Co. Ltd. Class A	511,453	1,425
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	654,509	1,425
*	Beijing Kingee Culture Development Co. Ltd. Class A	641,780	1,424
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,422
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,422
*	Guangdong Kaiping Chunhui Co. Ltd. Class A	1,116,230	1,421
*	Lepu Medical Technology Beijing Co. Ltd. Class A	536,353	1,420
	Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,420
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	1,417
*	Yonyou Network Technology Co. Ltd. Class A (XSSC)	570,162	1,417
*	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,413
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,412
	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	716,195	1,411
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	279,700	1,410
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,021,850	1,409
*	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	1,407
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	1,405
	Sinoma Science & Technology Co. Ltd. Class A	515,740	1,402
	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,400
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	343,700	1,400
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,399
	China Molybdenum Co. Ltd. Class A (XSSC)	2,195,400	1,398
	Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,397
	Han's Laser Technology Industry Group Co. Ltd. Class A	327,400	1,396
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,393
	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,391
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,389
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,389
*	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,388
*	Lier Chemical Co. Ltd. Class A	707,644	1,383
*	Datang Telecom Technology Co. Ltd. Class A	561,507	1,382
	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,378
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,378
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	467,438	1,377
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,375
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	1,375
	Beijing New Building Materials plc Class A	623,500	1,372
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	1,372
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,371
*	Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,370
*	Goldenmax International Technology Ltd. Class A	538,100	1,369
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	1,368
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	378,189	1,365
*	Guangdong Macro Co. Ltd. Class A	864,971	1,364
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	1,363
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,356
	Tiangong International Co. Ltd.	13,708,000	1,355
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	1,355
	Changchai Co. Ltd. Class A	1,196,785	1,351
*	Loudong General Nice Resources China Holdings Ltd.	26,592,000	1,350
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,349
*	Qingdao Haili Metal One Co. Ltd. Class A	332,977	1,348
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	1,348
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,347
*	Changchun High & New Technology Industries Inc. Class A	81,381	1,345

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,344
*	Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,343
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,343
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,342
	Luyang Energy-Saving Materials Co. Ltd.	543,817	1,341
	Chongqing Department Store Co. Ltd. Class A	374,760	1,340
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,340
	Tecon Biology Co. Ltd. Class A	1,063,904	1,338
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,338
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	1,337
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,333
*	Shandong Iron and Steel Co. Ltd. Class A	3,416,700	1,332
*	Hainan Haiyao Co. Ltd. Class A (XSHE)	681,800	1,332
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,329
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	210,115	1,329
	Markor International Home Furnishings Co. Ltd. Class A	1,715,634	1,328
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,077,300	1,328
*	Aotecar New Energy Technology Co. Ltd. Class A	744,200	1,327
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	563,600	1,326
*	Hainan Yedao Co. Ltd. Class A	919,500	1,321
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,321
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,320
	JPMF Guangdong Co. Ltd. Class A	794,500	1,320
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,317
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,316
*	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	224,922	1,315
*	China Resource and Environment Co. Ltd. Class A	1,207,900	1,313
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,313
*	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	715,328	1,313
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	563,667	1,313
*	Harbin Air Conditioning Co. Ltd. Class A	590,300	1,310
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,309
	Nanjing Redsun Co. Ltd. Class A	462,551	1,309
*	Huafon Microfibre Shanghai Co. Ltd. Class A	343,308	1,307
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,307
*	Dongfang Electronics Co. Ltd. Class A	1,727,250	1,302
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,301
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,301
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	1,301
	Eastcompeace Technology Co. Ltd. Class A	767,109	1,301
*	LingNan Landscape Co. Ltd. Class A	316,500	1,301
*	Glarun Technology Co. Ltd. Class A (XSSC)	302,032	1,300
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	1,299
*	Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,298
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	1,297
*	Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,297
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,296
*	Aurora Optoelectronics Co. Ltd. Class A (XSHG)	320,749	1,295
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	1,294
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	695,362	1,294
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,292
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,292
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,291
*	Langold Real Estate Co. Ltd. Class A	1,962,979	1,291
	Maoye Communication and Network Co. Ltd. Class A	532,830	1,291
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	1,266,700	1,291
	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	1,287
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	1,287
	Zhejiang Hailide New Material Co. Ltd. Class A	474,767	1,286
	First Tractor Co. Ltd. Class A (XSSC)	935,289	1,285
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	114,822	1,285
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	1,284
2	Kangda International Environmental Co. Ltd.	5,524,000	1,284
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	1,283

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	742,781	1,282
*	China Rare Earth Holdings Ltd.	17,838,800	1,282
*	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,280
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	464,144	1,280
*	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,279
*	Hubei Mailyard Share Co. Ltd. Class A	787,600	1,278
	Hangzhou Hangyang Co. Ltd. Class A	926,150	1,278
	Sinochem International Corp. Class A (XSSC)	794,851	1,278
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,277
	Guoguang Electric Co. Ltd. Class A	459,400	1,277
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,276
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,276
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,274
	Beijing Join-Cheer Software Co. Ltd. Class A	489,300	1,272
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	1,271
	Materials Industry Zhongda Group Co. Ltd. Class A (XSSC)	808,971	1,271
*	Qtone Education Group Guandong Ltd. Class A	551,192	1,271
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,270
	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,269
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	370,912	1,269
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,269
	Insigma Technology Co. Ltd. Class A	728,100	1,268
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	570,865	1,267
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	1,267
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	1,266
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,266
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,266
	Shandong Shengli Co. Class A	821,977	1,266
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	500,550	1,265
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,265
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,264
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,263
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	1,263
*	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	1,258
	Eastern Communications Co. Ltd. Class B	1,942,674	1,257
*	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,256
	Zhejiang Daily Digital Culture Group Co. Ltd.	477,200	1,256
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,254
	Jiangsu Yinhe Electronics Co. Ltd. Class A	556,784	1,250
*	Jinzhou Cihang Group Co. Ltd. Class A	594,864	1,249
*	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,249
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,248
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	1,823,522	1,248
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,247
*	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,246
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,243
*	China Shipbuilding Industry Group Power Co. Ltd. Class A	279,700	1,243
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,242
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	281,082	1,242
	Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,242
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	1,240
*,^	Capital Environment Holdings Ltd.	42,118,000	1,240
	Linewell Software Co. Ltd. Class A	550,776	1,239
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	1,201,912	1,238
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,237
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,236
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,234
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	1,233
	Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,232
	Anhui Huamao Textile Co. Class A	1,495,364	1,231
	Guangdong Homa Appliances Co. Ltd. Class A	140,452	1,231
*	CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,231
	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	757,046	1,231
*	Shanghai AJ Group Co. Ltd. Class A (XSHG)	566,300	1,231

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Jiangxi Boya Bio-Pharmaceutical Co. Ltd. Class A	142,200	1,230
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,230
*	CCOOP Group Co. Ltd. Class A	1,140,210	1,230
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,230
*	CPT Technology Group Co. Ltd. Class A	815,956	1,228
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,066,800	1,228
*	Xinfengming Group Co. Ltd. Class A	185,100	1,227
	NARI Technology Co. Ltd. Class A (XSSC)	508,699	1,226
*,^	Launch Tech Co. Ltd.	867,000	1,226
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	1,226
	China Jushi Co. Ltd. Class A (XSSC)	742,638	1,226
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	984,300	1,222
	Zijin Mining Group Co. Ltd. Class A (XSSC)	2,486,600	1,220
	Westone Information Industry Inc. Class A	268,237	1,220
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,220
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	323,344	1,218
	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	1,217
	Haitong Securities Co. Ltd. Class A	564,115	1,215
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,212
*	China Union Holdings Ltd. Class A	937,300	1,212
*	Shijiazhuang Dongfang Energy Co. Ltd. Class A	493,128	1,212
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	584,500	1,210
*,^	Wisdom Sports Group	5,801,000	1,207
	C&S Paper Co. Ltd. Class A	451,800	1,207
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	248,796	1,206
*	Hunan Aihua Group Co. Ltd. Class A	225,620	1,206
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,206
*	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	708,960	1,205
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSSC)	469,788	1,205
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	1,202
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	1,199
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,199
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,193
	BYD Co. Ltd. Class A	158,600	1,193
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,193
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,192
	Baida Group Co. Ltd. Class A	767,300	1,191
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,190
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,189
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	1,186
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,179,649	1,185
	Chongqing Road & Bridge Co. Class A	1,191,800	1,184
	Phoenix Satellite Television Holdings Ltd.	6,922,000	1,183
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	1,182
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,182
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSSC)	1,812,542	1,181
	United Electronics Co. Ltd. Class A	324,587	1,179
*	BlueFocus Communication Group Co. Ltd. Class A	1,018,915	1,178
	Shenzhen MTC Co. Ltd. Class A	894,902	1,178
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	375,987	1,178
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,177
	Avic Real Estate Holding Co. Ltd. Class A	744,416	1,177
*	Yunnan Aluminium Co. Ltd. Class A	943,800	1,175
	Tellhow Sci-Tech Co. Ltd. Class A	515,100	1,174
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	1,173
*	Kee Ever Bright Decorative Technology Co. Ltd. Class A	117,217	1,173
*	Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	1,172
	East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,171
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,169
*	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	1,168
*	Huayi Brothers Media Corp. Class A	937,100	1,166
	Focus Technology Co. Ltd. Class A	137,700	1,165
*	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	1,163
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,162

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,034,983	1,161
	Sichuan Swellfun Co. Ltd. Class A	347,502	1,160
*	Beijing Jingxi Tourism Development Co. Ltd. Class A	520,396	1,159
	XJ Electric Co. Ltd. Class A	443,400	1,156
*	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	1,156
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	1,156
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	1,153
*,^	V1 Group Ltd.	37,376,000	1,152
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	1,151
	NAURA Technology Group Co. Ltd. Class A	317,300	1,151
	Huaxin Cement Co. Ltd. Class B	1,445,800	1,151
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	1,149
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,149
*	Shandong Tyan Home Co. Ltd. Class A (XSHG)	576,500	1,148
*	Hareon Solar Technology Co. Ltd. Class A	3,766,600	1,147
*	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	1,144
*	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,143
	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,143
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,143
*	Beijing Miteno Communication Technology Co. Ltd. Class A	202,639	1,142
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	1,141
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	469,804	1,141
*	Guangdong Haid Group Co. Ltd. Class A (XSEC)	455,979	1,140
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,139
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	1,139
	Huangshan Novel Co. Ltd. Class A	584,144	1,138
	Shenzhen SDG Information Co. Ltd. Class A	327,081	1,138
	Rongsheng Petro Chemical Co. Ltd. Class A	560,754	1,137
*	Newcapec Electronics Co. Ltd. Class A	469,200	1,136
	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,133
*	Haoxiangni Jujube Co. Ltd. Class A	306,494	1,133
	Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	1,132
*	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	370,713	1,132
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,131
	China Aerospace Times Electronics Co. Ltd. Class A	462,080	1,130
	Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,129
	Sanquan Food Co. Ltd. Class A	896,000	1,128
*	Winning Health Technology Group Co. Ltd. Class A	460,800	1,128
*	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,127
	Huagong Tech Co. Ltd. Class A	536,500	1,126
*	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,126
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,125
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	207,150	1,125
*	Genimous Technology Co. Ltd. Class A	531,565	1,124
	Changchun Gas Co. Ltd. Class A	1,091,800	1,123
	Lanpec Technologies Ltd. Class A	638,300	1,120
*	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	589,115	1,116
*	Xiamen Xiangyu Co. Ltd. Class A	749,419	1,115
*	Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,114
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	1,113
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,112
*	Mingfa Group International Co. Ltd.	4,570,000	1,110
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	1,109
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,035,740	1,109
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	1,109
	China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,109
	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	607,200	1,108
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,107
*	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,107
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	1,107
*	Huapont Life Sciences Co. Ltd. Class A (XSEC)	929,201	1,106
*	Hunan Jinjian Cereals Industry Co. Class A	1,176,000	1,106
*	HNA Innovation Co. Ltd. Class A	1,456,300	1,106
*	Zhongrun Resources Investment Corp. Class A	867,700	1,101

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	319,689	1,101
	Sundiro Holding Co. Ltd. Class A	1,009,900	1,100
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	1,099
*	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	1,098
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	1,097
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,096
*	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	194,117	1,096
	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	1,096
*	Henan Pinggao Electric Co. Ltd. Class A	498,800	1,095
*	Hebei Baoshuo Co. Class A	476,999	1,095
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	552,395	1,094
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,094
	Fujian Longking Co. Ltd. Class A (XSSC)	493,280	1,094
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,091
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	1,091
*	Sailun Jinyu Group Co. Ltd.	2,021,815	1,090
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	1,087
*	Valiant Co. Ltd. Class A	204,100	1,087
	Stanley Agricultural Group Co. Ltd. Class A	860,128	1,085
*	Jilin Power Share Co. Ltd. Class A	1,452,680	1,084
*	Teamax Smart City Technology Corp. Ltd. Class A	432,700	1,084
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	1,083
	Changyuan Group Ltd. Class A (XSHG)	522,960	1,083
	Suzhou Good-Ark Electronics Co. Ltd. Class A	925,800	1,083
*	Shenzhen Mason Technologies Co. Ltd. Class A	759,451	1,083
	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	676,980	1,082
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	1,082
*	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	1,081
	Sinodata Co. Ltd. Class A	212,735	1,079
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,078
*	Shenghe Resources Holding Co. Ltd. Class A	621,900	1,074
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,073
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	1,072
*	Join. in Holding Co. Ltd. Class A	348,500	1,072
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,071
*	Saturday Co. Ltd. Class A	413,568	1,070
*	Ground Food Tech Co. Ltd. Class A	730,743	1,070
	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	1,069
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	1,067
*	Wuhan DDMC Culture Co. Ltd. Class A	437,950	1,066
*	China Security & Fire Co. Ltd. Class A (XSSC)	421,300	1,065
	Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	815,775	1,065
*	Beijing Sinnet Technology Co. Ltd. Class A (XSHE)	620,016	1,064
*	North Huajin Chemical Industries Co. Ltd. Class A	687,903	1,064
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	1,064
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	1,062
	Henan Senyuan Electric Co. Ltd. Class A	379,562	1,061
	CECEP Wind-Power Corp. Class A (XSSC)	1,938,694	1,059
	Shenzhen Zhenye Group Co. Ltd. Class A	878,400	1,059
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XHKG)	758,000	1,059
	COFCO Property Group Co. Ltd. Class A	844,131	1,058
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	1,057
*	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	1,056
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	1,056
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	1,056
*	Zhongzhu Healthcare Holding Co. Ltd. Class A	378,843	1,056
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	613,200	1,055
*	Shandong Lukang Pharma Class A	816,700	1,055
	Wangfujing Group Co. Ltd. Class A (XSSC)	446,851	1,055
*	Shandong Xinchao Energy Co. Ltd. Class A	2,095,700	1,054
	Jiangsu Etern Co. Ltd. Class A	796,900	1,053
	Jiangsu High Hope International Group Corp. Class A	916,300	1,052
*	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,051
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,050

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	1,050
*	Hunan Gold Corp. Ltd. Class A	665,040	1,048
*	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	1,045
*	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	1,045
*	Hangzhou First Applied Material Co. Ltd. Class A	196,490	1,044
*	Shanghai Yatong Co. Ltd. Class A	511,000	1,044
*	Guangxi Guitang Group Co. Class A	887,856	1,044
	Guizhou Space Appliance Co. Ltd. Class A	285,320	1,042
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	1,041
	MYS Group Co. Ltd.	789,767	1,041
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	1,039
*	JS Corrugating Machinery Co. Ltd. Class A	441,096	1,039
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	1,038
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	1,437,500	1,038
*	Beijing Soft Rock Investment Group Corp. Class A	440,067	1,037
*	JSTI Group Class A	358,000	1,036
	Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	1,033
	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,032
*	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	1,032
*	Meson Fintech Co. Ltd.	126,621	1,031
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	1,031
	Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,030
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	1,029
*	Shenzhen Jiawei Photovoltaic Lighting Co. Ltd. Class A	240,100	1,029
*	Guanghui Energy Co. Ltd. Class A (XSHG)	1,637,925	1,028
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	1,028
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,025
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	505,614	1,024
*	Dynavolt Renewable Power Technology Co. Ltd. Class A	220,922	1,021
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	1,020
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	147,498	1,019
	China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	1,019
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,017
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	1,017
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,016
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	1,015
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,015
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	1,015
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,014
*	Hanwang Technology Co. Ltd. Class A	333,500	1,014
*	MIE Holdings Corp.	10,522,000	1,013
	Changyuan Group Ltd. Class A (XSSC)	488,983	1,013
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	1,013
*,2	Orient Securities Co. Ltd.	1,039,200	1,012
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	395,400	1,010
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	1,009
*	Pengxin International Mining Co. Ltd. Class A	879,207	1,008
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,007
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	1,007
	Shenzhen Danbond Technology Co. Ltd. Class A	297,762	1,007
	CMST Development Co. Ltd. Class A (XSSC)	779,838	1,004
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,001
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	1,000
*	TOP Energy Co. Ltd. Class A (XSSC)	1,166,372	999
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	999
	China Meheco Co. Ltd. Class A (XSSC)	281,360	998
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	997
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	997
*	AUCMA Co. Ltd. Class A	1,103,101	997
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	995
	Dalian Refrigeration Co. Ltd. Class B	1,259,701	994
*	Zhuhai Orbita Control Engineering Co. Ltd. Class A	535,600	994
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	994
	Qingdao Citymedia Co. Ltd. Class A	682,800	993

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hainan Ruize New Building Material Co. Ltd. Class A	766,704	990
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	988
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	919,308	987
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	987
	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	987
	Xian International Medical Investment Co. Ltd. Class A	860,950	986
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	986
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	984
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	982
*	Xinjiang Youhao Group Co. Ltd. Class A	767,100	982
*	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	980
*	Minmetals Development Co. Ltd. Class A (XSHG)	508,486	979
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	978
*,^	China Dynamics Holdings Ltd.	30,680,000	978
	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	977
*	Tungkong Inc. Class A	245,184	977
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	325,610	977
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	975
*	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	975
*	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	975
*	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	975
*	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	975
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	973
*	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	973
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,001,432	973
	TongFu Microelectronics Co. Ltd. Class A	644,588	972
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	972
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	971
	An Hui Wenergy Co. Ltd. Class A	1,093,644	970
	Yotrio Group Co. Ltd. Class A	994,750	967
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	966
	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	660,600	966
	Xinzhi Motor Co. Ltd. Class A	262,300	966
	Daye Special Steel Co. Ltd. Class A	556,300	964
	Shanghai Fudan Forward S&T Co. Ltd. Class A (XSSC)	912,010	963
	China CSSC Holdings Ltd. Class A (XSHG)	249,270	963
*	Nationz Technologies Inc. Class A	503,100	963
*	Hengyi Petrochemical Co. Ltd. Class A (XSHE)	500,114	962
*	Topchoice Medical Investment Corp. Class A	263,079	962
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	961
	Zhejiang Dragon Pipe Manufacturing Co. Ltd. Class A	459,525	961
*	Shenzhen Infinova Ltd. Class A	1,076,307	961
*	Lianhe Chemical Technology Co. Ltd. Class A	457,600	961
	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	580,256	961
	Anhui Xinke New Materials Co. Ltd. Class A (XSSC)	1,447,500	960
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	960
	Jiangsu Sainty Corp. Ltd. Class A	797,700	959
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	406,428	959
*	Royal Group Co. Ltd. Class A	593,878	959
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	957
*	Beijing Bewinner Communications Co. Ltd. Class A	316,232	957
*	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	236,439	954
*	Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	449,803	954
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	954
	YGSOFT Inc. Class A	546,115	953
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	953
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	952
*	Yihua Healthcare Co. Ltd. Class A	253,040	951
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	949
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	949
*	Huaxun Fangzhou Co. Ltd.	408,600	947
	Shanghai Xin Nanyang Co. Ltd. Class A	266,349	946
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	946
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	945

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Shenwu Energy Saving Co. Ltd. Class A	167,000	943
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	942
*	Fujian Cement Inc. Class A (XSHG)	612,500	941
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	940
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	940
	HNA Investment Group Co. Ltd. Class A	1,371,500	938
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	938
*	Neoglory Prosperity Inc. Class A	431,929	938
	Shunfa Hengye Corp. Class A	1,413,801	938
	Sailun Jinyu Group Co. Ltd.	1,737,560	937
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	937
	Zhonghong Holding Co. Ltd. Class A	2,423,300	935
*	Gosun Holding Co. Ltd. Class A	363,924	934
*	Galaxy Biomedical Investment Co. Ltd. Class A	591,800	933
	SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	933
	Qiaqia Food Co. Ltd. Class A	440,621	933
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	933
*	CSG Smart Science & Technology Co. Ltd. Class A	276,700	932
	Zhe Jiang Kangsheng Co. Ltd. Class A	688,800	930
*	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	930
*	Wisesoft Co. Ltd. Class A	247,414	930
	Org Packaging Co. Ltd. Class A	897,007	929
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	928
*	Shanghai Potevio Co. Ltd. Class A	404,003	928
*	Jiajia Food Group Co. Ltd. Class A	1,089,263	928
*	Weichai Heavy Machinery Co. Ltd. Class A	398,324	928
	Vtron Group Co. Ltd. Class A	468,923	926
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	926
	Hangzhou Boiler Group Co. Ltd. Class A	539,015	926
*	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	924
*	Guangdong Eastone Century Technology Co. Ltd. Class A	482,116	924
	Gohigh Data Networks Technology Co. Ltd. Class A	612,100	924
	FAW CAR Co. Ltd. Class A	589,943	924
	China Meheco Co. Ltd. Class A (XSHG)	260,100	923
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	923
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	922
*	China Merchants Land Ltd.	4,948,000	921
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	921
*	Guomai Technologies Inc. Class A	680,179	921
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	921
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	920
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	920
*	Beijing Strong Biotechnologies Inc. Class A	370,400	919
*	Shanghai DZH Ltd. Class A	1,323,241	919
	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	918
*	Anhui Anke Biotechnology Group Co. Ltd. Class A	309,311	917
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	915
*	Hangzhou Tigermed Consulting Co. Ltd. Class A	248,486	915
	Xiamen Kingdomway Group Co. Class A	462,900	915
	Sichuan Tuopai Shede Wine Co. Ltd. Class A	254,113	915
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	912
*	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	630,400	912
*	Sichuan Maker Biotechnology Co. Ltd. Class A	257,707	912
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	908
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	908
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	908
	Shanghai Shimao Co. Ltd. Class A (XSHG)	871,307	908
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	905
	Infund Holding Co. Ltd.	873,334	905
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	905
	Addsino Co. Ltd. Class A	464,700	904
	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	902
*	Dawning Information Industry Co. Ltd. Class A (XSSC)	232,582	902
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	902

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	902
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	901
	Zhongnan Red Culture Group Co. Ltd. Class A	429,800	901
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	901
*	Shanxi Meijin Energy Co. Ltd. Class A	508,015	901
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	652,100	899
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	312,079	897
*	Guangbo Group Stock Co. Ltd. Class A	341,195	897
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	896
*	Jiangsu Sopo Chemical Co. Class A	571,400	893
*	Chongqing Yukaifa Co. Ltd. Class A	731,800	893
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	893
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	891
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	891
	Jiangxi Copper Co. Ltd. Class A	374,244	890
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	889
*	Hongli Zhihui Group Co. Ltd. Class A	509,200	887
*	Shandong Humon Smelting Co. Ltd. Class A	550,100	886
*	Zhongtong Bus & Holding Co. Ltd. Class A	470,700	886
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	386,900	885
*	China Calxon Group Co. Ltd. Class A	788,400	884
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	884
	Zhejiang Runtu Co. Ltd. Class A	385,101	883
	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	882
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	443,776	880
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	319,756	880
	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	880
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	879
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	879
*	Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	879
*	Julong Co. Ltd. Class A	332,900	877
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	877
	JCHX Mining Management Co. Ltd. Class A (XSHG)	337,920	876
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	875
*	Dasheng Times Cultural Investment Co. Ltd. Class A	116,000	875
	Chongqing Gangjiu Co. Ltd. Class A	802,300	874
*	Eastern Pioneer Driving School Co. Ltd. Class A	160,654	873
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	872
*	Visual China Group Co. Ltd. Class A	323,812	871
*	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	870
	Haima Automobile Group Co. Ltd. Class A	1,131,800	870
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	869
*	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	868
	Mingsheng Holdings Co. Ltd. Class A	642,355	867
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	867
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	866
	Xiamen Xindeco Co. Ltd. Class A	486,051	866
	South Huiton Co. Ltd. Class A	423,300	865
*	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	865
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	182,070	865
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	865
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	864
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	863
	YanTai Shuangta Food Co. Ltd. Class A	815,400	863
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	862
	Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	861
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	619,200	860
	Xiamen International Port Co. Ltd.	4,320,000	859
*	China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	859
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	857
	Whirlpool China Co. Ltd. Class A	599,150	856
	Qianjiang Water Resources Development Co. Ltd. Class A	521,300	856
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	856
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	856

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	427,494	855
	Hangzhou Zhongheng Electric Co. Ltd. Class A	325,667	854
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	854
*	Huaming Power Equipement Co. Ltd. Class A	505,362	852
*	China Zhenhua Group Science & Technology Co. Ltd. Class A	361,800	852
	Shanghai STEP Electric Corp. Class A	503,347	852
	Yunnan Tourism Co. Ltd. Class A	586,599	851
	Daheng New Epoch Technology Inc. Class A	518,400	850
*	Shenwu Environmental Technology Co. Ltd. Class A	181,000	849
*	Orient Group Inc. Class A (XSSC)	861,300	849
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	849
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	848
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	847
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	847
	PetroChina Jinhong Energy Investment Co. Ltd. Class A	372,375	846
*	Zhejiang Wanjia Co. Ltd. Class A	493,970	846
	Wanxiang Doneed Co. Ltd. Class A	459,048	846
	China National Software & Service Co. Ltd. Class A (XSSC)	242,434	845
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	845
	Qiming Information Technology Co. Ltd. Class A	478,073	845
*	Shenzhen Sunline Tech Co. Ltd. Class A	271,258	844
	Jiangsu Aucksun Co. Ltd. Class A	653,250	844
	Sichuan Chengfei Integration Technology Corp. Class A	216,379	844
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	844
*	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	844
*	Porton Fine Chemicals Ltd. Class A	321,250	843
*	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSSC)	104,239	842
	Youngor Group Co. Ltd. Class A (XSHG)	424,800	842
	GITI Tire Corp. Class A	219,400	842
	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	842
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	981,369	839
	Hebei Chengde Lolo Co. Class A	559,720	838
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	836
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	836
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	836
*	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	835
	Hubei Chutian Expressway Co. Ltd. Class A	1,026,400	835
*	Tech Pro Technology Development Ltd.	49,862,000	833
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	833
	Nanjing Yunhai Special Metals Co. Ltd. Class A	307,617	832
	Chongqing Zaisheng Technology Corp. Ltd. Class A	346,703	831
*	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	831
*	Shanghai Tofflon Science & Technology Co. Ltd. Class A	481,854	830
*	Lotus Health Group Co. Class A	1,349,937	830
*	Lanhai Medical Investment Co. Ltd. Class A	605,722	830
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	442,875	829
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	828
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	828
*	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	78,500	828
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	372,500	827
*	Jiangsu Huaxicun Co. Ltd. Class A	704,200	827
*,^	Boer Power Holdings Ltd.	2,418,000	826
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	826
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	369,100	825
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	824
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	824
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	824
*	Yunnan Tin Co. Ltd. Class A	476,300	824
*	Shenzhen Glory Medical Co. Ltd. Class A	351,886	824
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	823
*	Yunnan Copper Co. Ltd. Class A	447,200	822
	China TransInfo Technology Co. Ltd. Class A	425,300	821
*	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	821
	Nantong Jianghai Capacitor Co. Ltd. Class A	449,345	821

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Beijing Watertek Information Technology Co. Ltd. Class A	294,303	819
*	Gansu Dunhuang Seed Co. Ltd. Class A	819,370	819
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	818
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	449,600	818
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	816
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	816
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	816
	Hainan Strait Shipping Co. Ltd. Class A	382,400	816
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	815
*	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	815
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	815
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	813
	Digital China Information Service Co. Ltd. Class A	311,643	813
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	812
	Air China Ltd. Class A (XSSC)	630,438	812
*	CASIN Guoxing Property Development Co. Ltd.	849,801	812
*,^	China Soft Power Technology Holdings Ltd.	27,440,000	811
*	Jiangsu Youli Investment Holding Co. Ltd. Class A	527,000	811
*	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	811
	Shanghai Join Buy Co. Ltd. Class A	421,900	810
	Ningbo Marine Co. Ltd. Class A	938,000	810
	Jiangsu Zhongli Group Co. Ltd. Class A	436,400	810
	Hengbao Co. Ltd. Class A	620,300	809
*	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	809
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	534,301	808
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	806
*	DEA General Aviation Holding Co. Ltd. Class A	240,200	804
	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	511,810	804
*	Fujian Rongji Software Co. Ltd. Class A	500,500	804
*	Ciwen Media Co. Ltd.	147,292	804
*	Guosheng Financial Holding Inc. Class A (XSEC)	348,160	803
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	802
	Nanjing Central Emporium Class A (XSSC)	693,445	802
*	Thunder Software Technology Co. Ltd. Class A	177,727	802
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	802
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	802
*	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	423,300	801
	Sinoma International Engineering Co. Class A (XSSC)	595,222	801
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	799
	Harbin Hatou Investment Co. Ltd. Class A	585,669	799
	Chongqing Dima Industry Co. Ltd. Class A	868,700	799
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	798
*	Dalian Friendship Group Class A	491,252	798
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	796
*	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	796
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	795
*	Toyou Feiji Electronics Co. Ltd. Class A	288,235	793
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	793
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,215,980	792
	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	792
*	Jiangsu General Science Technology Co. Ltd. Class A	345,300	790
	Minmetals Land Ltd.	6,472,000	789
	Sundy Land Investment Co. Ltd. Class A	1,220,600	788
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A	334,854	788
	Cosmos Group Co. Ltd. Class A	876,400	788
*	Befar Group Co. Ltd. Class A (XSSC)	827,456	788
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	788
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	786
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	682,702	786
*	Hangzhou Cable Co. Ltd. Class A	505,100	786
*	Beijing Forever Technology Co. Ltd. Class A	146,398	785
*	Zhejiang NetSun Co. Ltd. Class A	170,500	785
	Xinjiang International Industry Co. Ltd. Class A	688,237	785
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	785

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	783
*	Hakim Unique Internet Co. Ltd. Class A	299,900	783
*	Surfilter Network Technology Co. Ltd. Class A	339,800	783
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	782
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	781
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	781
*	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	780
	Baotou Huazi Industry Co. Ltd. Class A	606,000	780
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	778
*	Wutong Holding Group Co. Ltd. Class A	826,122	777
*	Kingsignal Technology Co. Ltd. Class A	246,600	777
	Camel Group Co. Ltd. Class A (XSSC)	367,658	776
	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	1,096,279	775
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	775
*	Befar Group Co. Ltd. Class A (XSHG)	814,263	775
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	774
*	Beijing VRV Software Corp. Ltd. Class A	374,200	773
	Jiangling Motors Corp. Ltd. Class A	234,298	773
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	770
*	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	770
*	Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	769
	Baoji Titanium Industry Co. Ltd. Class A	233,400	768
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	766
*	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	766
	Loncin Motor Co. Ltd. Class A (XSSC)	258,000	764
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	763
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	162,987	763
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	762
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	762
*	Jiangsu Changhai Composite Materials Co. Ltd. Class A	143,864	759
*	Hainan Expressway Co. Ltd. Class A	1,056,400	758
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	758
*	Beingmate Baby & Child Food Co. Ltd. Class A	387,500	758
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	757
	Juneyao Airlines Co. Ltd. Class A	233,528	757
*	Beijing TRS Information Technology Co. Ltd. Class A	387,406	755
*	Zhejiang Jinke Entertainment Cultural Co. Ltd. Class A	438,800	754
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	752
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	748
*	New Huadu Supercenter Co. Ltd. Class A	589,800	748
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	748
*	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	747
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	147,800	745
*	Shanghai Kinetic Medical Co. Ltd. Class A	517,706	745
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	745
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	744
	Colour Life Services Group Co. Ltd.	1,260,000	744
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	743
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	743
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	742
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	742
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	742
	Jinzhou Port Co. Ltd. Class A	1,144,371	741
	China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	740
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	739
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	739
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	738
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	738
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	738
*	Wasu Media Holding Co. Ltd. Class A (XSEC)	313,100	737
*	Steyr Motors Co. Ltd. Class A	519,800	737
*	Jiangsu Dagang Co. Ltd. Class A	423,089	737
*	PKU Healthcare Corp. Ltd. Class A	476,696	736
	Hunan Huasheng Co. Ltd. Class A	610,598	734

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	734
	Hisense Electric Co. Ltd. Class A (XSSC)	295,362	734
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	734
*	Baotailong New Materials Co. Ltd. Class A	820,700	733
	Sanlux Co. Ltd. Class A	412,600	733
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	732
*	Elec-Tech International Co. Ltd. Class A	968,445	731
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	731
*	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	731
	Welling Holding Ltd.	3,250,000	730
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	730
	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	730
*	Hongbaoli Group Corp. Ltd. Class A	714,859	730
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	729
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	728
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	728
*	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	728
	Gansu Mogao Industrial Development Co. Ltd. Class A	425,300	725
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	724
*	Western Region Gold Co. Ltd. Class A	194,400	724
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	568,300	724
	GEPIC Energy Development Co. Ltd. Class A	551,040	723
*	Shanghai Potevio Co. Ltd. Class B	887,700	723
*	Ningbo Bird Co. Ltd. Class A	774,100	723
	China Security & Fire Co. Ltd. Class A (XSHG)	286,000	723
*	Beijing eGOVA Co. Ltd. Class A	188,200	722
	China Jushi Co. Ltd. Class A (XSHG)	437,360	722
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	722
*	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	721
*	Henan Tongli Cement Co. Ltd. Class A	258,900	721
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	720
*	China Minsheng Drawin Technology Group Ltd.	22,680,000	720
*	China CIFCO Investment Co. Ltd. Class A	263,200	720
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	719
	Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	717
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	714
	Sanxiang Impression Co. Ltd. Class A	645,800	714
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	714
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	713
	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	712
	Beijing Aerospace Changfeng Co. Ltd. Class A	188,987	712
*	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	566,508	712
*	Huludao Zinc Industry Co. Class A	943,200	711
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	711
	Neusoft Corp. Class A (XSHG)	275,400	711
	Rongyu Group Co. Ltd. Class A	395,857	710
*	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	710
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	709
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	707
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	707
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	891,301	707
*	Hangzhou Sunrise Technology Co. Ltd. Class A	287,643	706
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	705
*	Shenzhen Zowee Tech Co. Ltd. Class A	575,635	702
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	702
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	701
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	701
*	Shenzhen Click Technology Co. Ltd. Class A	257,800	700
*	Sanjiang Shopping Club Co. Ltd. Class A	185,300	700
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	699
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	699
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	699
*	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	404,858	697
	Tongkun Group Co. Ltd. Class A (XSSC)	347,785	696

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	695
*	Xining Special Steel Co. Class A	906,600	695
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	693
	Jilin Forest Industry Co. Ltd. Class A	535,502	693
	ZhongYeDa Electric Co. Ltd. Class A	395,000	692
*	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	691
*	Aurora Optoelectronics Co. Ltd. Class A (XSSC)	170,889	690
	Zhonglu Co. Ltd. Class A (XSSC)	189,037	690
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	686
*	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	686
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	686
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	686
*	China Grand Automotive Services Co. Ltd. Class A (XSHG)	492,900	684
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	157,400	683
*	Shanghai Zhongyida Co. Ltd. Class A	527,500	683
	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	682
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	275,000	681
*	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	681
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	681
	Guangdong Delian Group Co. Ltd. Class A	634,135	679
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	676
	Maoye Commericial Co. Ltd. Class A (XSHG)	402,600	675
*	ZYNP Corp. Class A	447,900	675
*	Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	505,939	675
	263 Network Communications Co. Ltd. Class A	545,388	674
	Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	674
	Zhefu Holding Group Co. Ltd. Class A	862,700	673
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	672
*	Chengzhi Co. Ltd. Class A (XSEC)	295,400	672
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	672
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	670
	Bright Oceans Inter-Telecom Corp. Class A (XSSC)	413,502	670
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	416,916	670
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	669
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	669
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	669
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	139,200	668
*	Advanced Technology & Materials Co. Ltd. Class A	501,000	667
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	667
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	667
	Sinochem International Corp. Class A (XSHG)	414,700	667
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	666
	Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	666
	Greatoo Intelligent Equipment Inc.	1,407,600	665
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	432,373	664
*	Blackcow Food Co. Ltd. Class A	273,150	664
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	663
*	Shenzhen Comix Group Co. Ltd. Class A (XSHE)	197,593	663
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	662
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	662
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	661
*	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	342,382	661
*	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	660
*	Tianjin Songjiang Co. Ltd. Class A	685,700	660
	Zhejiang Wanma Co. Ltd. Class A	383,972	658
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	658
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	622,738	658
*	Hongbo Co. Ltd. Class A	239,100	658
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	657
*	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	1,153,000	655
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	655
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	128,400	655
*	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	218,900	655
*	Beijing Lanxum Technology Co. Ltd. Class A	308,115	655

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Beijing Tongtech Co. Ltd. Class A	97,400	655
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	650
*	Zhejiang Founder Motor Co. Ltd. Class A	222,698	650
	Shanghai Dragon Corp. Class A	364,000	649
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	648
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	648
	Aerosun Corp. Class A (XSSC)	276,162	647
	Zhejiang Golden Eagle Co. Ltd. Class A	492,600	645
	Jiangsu Fasten Co. Ltd. Class A	505,700	645
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	645
*	Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	645
	Western Mining Co. Ltd. Class A (XSHG)	613,700	645
*	Shandong Jinling Mining Co. Ltd. Class A	584,300	644
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	643
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	643
	Hundsun Technologies Inc. Class A (XSHG)	113,400	641
*	Chengdu Xinzhu Road & Bridge Machinery Co. Ltd. Class A	482,514	641
	Hainan Haiyao Co. Ltd. Class A (XSEC)	327,200	639
	Zhejiang Daily Digital Culture Group Co. Ltd.	241,888	637
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	636
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	636
*	Andon Health Co. Ltd. Class A	324,156	635
	SDIC Essence Holdings Co. Ltd. Class A (XSSC)	298,900	635
	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	634
	Yueyang Xingchang Petrochemical Class A	218,050	633
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	474,000	631
*	JiuGui Liquor Co. Ltd. Class A	217,000	629
*	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	628
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	627
*	Tibet Mineral Development Co. Class A	291,700	626
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	625
	Zhejiang Jingu Co. Ltd. Class A	327,907	625
	Invengo Information Technology Co. Ltd. Class A	473,000	624
*	Orient Group Inc. Class A (XSHG)	631,900	623
*	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	623
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	622
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	622
	Guirenniao Co. Ltd. Class A (XSSC)	191,699	621
*	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	620
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	619
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	618
	Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	618
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	547,500	616
	China Television Media Ltd. Class A (XSHG)	241,500	616
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	616
*	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	615
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	615
*	Shandong Meichen Science & Technology Co. Ltd. Class A	247,100	615
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	613
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	613
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	612
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	644,700	612
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	190,878	612
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	611
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	610
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	610
*	Shanghai AJ Group Co. Ltd. Class A (XSSC)	280,727	610
	Fiyta Holdings Ltd. Class B	681,898	609
	Mesnac Co. Ltd. Class A	438,189	608
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	607
*	Shanghai Environment Group Co. Ltd. Class A (XSHG)	138,612	607
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	607
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	606
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	605

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	205,566	605
*	Dongyue Group Ltd.	3,428,000	604
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	603
	CTS International Logistics Corp. Ltd. Class A	450,986	603
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	603
	CMST Development Co. Ltd. Class A (XSHG)	467,300	602
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	600
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	600
	Simei Media Co. Ltd. Class A	144,198	599
*	Goody Science & Technology Co. Ltd. Class A	115,815	598
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	598
*	SRE Group Ltd.	24,746,000	598
*	Youngy Co. Ltd. Class A	183,076	596
*	IRICO Display Devices Co. Ltd. Class A	574,500	596
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	596
*	Zhonghe Co. Ltd. Class A	404,301	596
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	595
*	Hunan Investment Group Co. Ltd. Class A	490,600	594
*	Guangdong Weihua Corp. Class A	366,774	593
	FSPG Hi-Tech Co. Ltd. Class A	556,700	592
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	591
	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	591
*	Nanning Sugar Industry Co. Ltd. Class A	296,059	589
*	Sichuan Golden Summit Group Class A	314,600	588
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	586
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	586
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	585
	Innuovo Technology Co. Ltd. Class A	676,055	585
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	584
*	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	584
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	583
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	583
*	China First Heavy Industries Class A (XSHG)	1,200,650	580
*	Sichuan Haite High-tech Co. Ltd. Class A	302,880	579
	Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	579
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	381,428	577
*	Chunghsin Technology Group Co. Ltd. Class A	225,463	576
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	102,400	574
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	573
*	Rongan Property Co. Ltd. Class A	814,200	573
*	Zhejiang Guangsha Co. Ltd. Class A	706,650	572
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	570
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	568
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	568
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	568
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	568
	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	566
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	565
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	707,781	565
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	564
*	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	564
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	563
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	562
	Dongjiang Environmental Co. Ltd.	339,600	562
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	562
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	561
	Shanghai ShenTong Metro Co. Ltd. Class A	262,401	561
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	560
	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	559
	Oriental Times Media Corp. Class A	234,500	557
*	Beijing IRTOUCH Systems Co. Ltd. Class A	167,558	556
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	556
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	556
*	Shenzhen Aisidi Co. Ltd. Class A	352,100	556

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Tongyu Communication Inc. Class A	121,650	555
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	554
*	Luyin Investment Group Co. Ltd. Class A	515,800	554
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	553
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	552
*	Guizhou Red Star Developing Co. Ltd. Class A	321,100	552
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	167,497	551
*	Tianjin Tianhai Investment Co. Ltd. Class A	527,800	551
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	549
	COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	549
	Hefei Meiling Co. Ltd. Class B	962,200	548
*	Sunwoda Electronic Co. Ltd. Class A	321,100	547
	Guangzhou Wondfo Biotech Co. Ltd. Class A	45,353	547
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	545
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	545
*	Beijing Tensyn Digital Marketing Technology JSC Class A	281,500	544
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	544
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	544
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	543
*	Yifeng Pharmacy Chain Co. Ltd. Class A (XSSC)	128,377	540
*	China First Heavy Industries Class A (XSSC)	1,118,300	540
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	540
*	Sino GeoPhysical Co. Ltd. Class A	143,736	538
	Changchai Co. Ltd. Class B	954,342	537
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	537
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	537
	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	537
	Lucky Film Co. Class A (XSSC)	219,191	536
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	535
*	Shenzhen Inovance Technology Co. Ltd. Class A	156,998	535
*	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	234,400	533
*	Sunward Intelligent Equipment Co. Ltd. Class A	424,600	533
	Loncin Motor Co. Ltd. Class A (XSHG)	179,300	531
*	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	80,600	531
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	1,253,300	527
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	526
*	Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	524
*	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	523
*	Hengyi Petrochemical Co. Ltd. Class A (XSEC)	271,600	523
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	522
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	198,600	521
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	520
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	520
*	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	163,421	520
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	518
*	Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	515
*	Ningbo Fuda Co. Ltd. Class A	692,700	515
	Anhui Heli Co. Ltd. Class A (XSHG)	277,700	515
	Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	210,795	514
	Huawei Culture Co. Ltd. Class A	348,240	514
	Real Nutriceutical Group Ltd.	8,797,000	514
*	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	513
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	510
	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	510
*	Pacific Securities Co. Ltd. Class A (XSHG)	821,535	510
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	508
	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	508
	Great Wall Motor Co. Ltd. Class A	277,400	507
*	Tsinghua Unisplendour Co. Ltd. Class A (XSEC)	67,100	507
*	Shenzhen Fountain Corp. Class A	599,700	506
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	506
	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSSC)	103,600	506
*	Sichuan Guodong Construction Co. Ltd.	757,300	505
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	162,900	504

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shenguan Holdings Group Ltd.	6,646,000	504
*	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	503
*	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	503
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	501
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	500
*	Donlinks International Investment Co. Ltd. Class A	225,100	499
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	499
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	498
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	497
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	496
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	494
	Suzhou China Create Special Material Co. Ltd.	182,800	494
*	Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	286,600	493
	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	696,286	493
*	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	1,053,172	492
*	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	491
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	679,700	491
*	Shandong Hongda Mining Co. Ltd. Class A (XSHG)	250,782	490
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	490
*	Cofco Biochemical Co. Ltd. Class A	292,300	490
	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	489
	Tongwei Co. Ltd. Class A (XSHG)	526,200	488
	Changchun Sinoenergy Corp. Class A (XSSC)	312,145	487
	Sinoma International Engineering Co. Class A (XSHG)	361,650	487
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	485
*	Leshi Internet Information & Technology Corp. Beijing Class A	109,000	485
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	110,843	484
	First Tractor Co. Ltd. Class A (XSHG)	352,300	484
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	483
	Citic Offshore Helicopter Co. Ltd. Class A	296,000	483
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	482
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	482
	China Sports Industry Group Co. Ltd. Class A (XSSC)	219,000	482
*	Sino Wealth Electronic Ltd. Class A	90,140	481
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	481
*	Lecron Internet Media Industry Co. Ltd. Class A	178,500	480
*	Fuan Pharmaceutical Group Co. Ltd. Class A	130,000	480
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	480
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	479
*	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	130,235	478
	Sichuan Tianyi Science & Technology Co. Ltd. Class A	270,800	477
	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	476
*	Zhejiang Huace Film & TV Co. Ltd. Class A	303,400	476
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	475
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	477,100	474
	Dashang Group Co. Ltd. Class A (XSHG)	84,700	471
*	COSCO SHIPPING Holdings Co. Ltd. Class A	587,790	469
*	EverChina International Holdings Co. Ltd.	15,010,669	469
*	Hunan China Sun Pharmaceutical Machinery Co. Ltd. Class A	128,200	468
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	343,200	466
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	466
*	CSSC Science & Technology Co. Ltd. Class A	166,500	465
*	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	465
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	465
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	464
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	463
*	H&R Century Union Corp. Class A	293,913	463
*	Wonders Information Co. Ltd. Class A	200,500	461
*	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	461
*	Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	461
	Guangzhou Automobile Group Co. Ltd. Class A	124,386	460
*	Triangle Tyre Co. Ltd. Class A	113,100	460
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	459
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	459

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Guangzhou Zhiguang Electric Co. Ltd. Class A	188,700	459
*	Shandong Xiantan Co. Ltd. Class A	86,194	457
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	457
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	395,100	456
*	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	456
*	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	456
	Fushun Special Steel Co. Ltd. Class A (XSSC)	440,720	456
*	Glarun Technology Co. Ltd. Class A (XSHG)	105,660	455
	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	455
*	Lander Sports Development Co. Ltd. Class A	299,300	453
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	453
	China Western Power Industrial Co. Ltd. Class A	249,800	452
*	Wuxi Hodgen Technology Co. Ltd. Class A	81,472	451
*	Shenzhen Capstone Industrial Co. Ltd. Class A	88,900	450
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	449
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	63,400	448
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	286,889	448
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	115,300	448
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	447
*	Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	164,300	447
*	Sotech Smarter Equipment Co. Ltd. Class A	243,501	446
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	446
*	Ningbo David Medical Device Co. Ltd. Class A	182,500	445
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	445
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	444
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	444
*,2	Everbright Securities Co. Ltd.	299,600	443
	Shanghai U9 Game Co. Ltd. Class A	318,000	443
*	Eve Energy Co. Ltd. Class A	96,400	442
	BBMG Corp. Class A (XSHG)	377,414	442
*	Baofeng Group Co. Ltd. Class A	100,300	439
*	Geeya Technology Co. Ltd. Class A	344,900	439
	Chengdu B-Ray Media Co. Ltd. Class A (XSSC)	439,200	439
*	MIG Unmobi Technology Inc. Class A	306,220	438
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	438
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	438
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	438
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	437
	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	437
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	435
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	435
*	Xiamen XGMA Machinery Co. Ltd. Class A	600,000	434
*	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	433
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	432
	Dashang Group Co. Ltd. Class A (XSSC)	77,700	432
*	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	431
*	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	431
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	431
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	219,717	431
*	Hubei Huachangda Intelligent Equipment Co. Ltd. Class A	178,356	430
*,^	China Public Procurement Ltd.	90,296,000	429
*	China Tungsten & Hightech Materials Co. Ltd. Class A	259,900	429
*	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	428
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	427
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	425
*	P2P Financial Information Service Co. Ltd. Class A	348,000	425
	Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	424
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	424
*	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	424
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	423
	Dalian Port PDA Co. Ltd. Class A	958,410	422
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	422
*	TDG Holdings Co. Ltd. Class A	320,500	422
*	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	420

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	418
*	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	418
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	222,583	418
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	417
	Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	415
	Nanjing Central Emporium Class A (XSHG)	358,100	414
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	413
*	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	413
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	408
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	407
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	406
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	404
*	Zhejiang Qianjiang Biochem Class A	299,800	404
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	103,883	404
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	205,897	403
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	402
	NanJi E-Commerce Co. Ltd. Class A	243,700	402
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	402
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	401
*	Langfang Development Co. Ltd. Class A	142,100	401
*	Zhejiang Kaier New Materials Co. Ltd. Class A	208,000	401
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	400
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	400
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	400
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	399
*	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	222,700	399
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	397
*	Gosuncn Technology Group Co. Ltd. Class A	236,800	396
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	395
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	391
*	Hubei Wuchangyu Co. Ltd. Class A	320,300	391
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	391
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	389
	People.cn Co. Ltd. Class A (XSHG)	180,600	389
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	389
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	387
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A	627,400	386
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	385
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	384
	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	384
*	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	383
*	Guangzhou Yuetai Group Co. Ltd.	270,200	383
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	382
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	381
*	Sichuan Guodong Construction Co. Ltd. Class A	570,200	380
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	378
	Hainan Mining Co. Ltd. Class A (XSHG)	239,100	375
*	Ningbo BaoSi Energy Equipment Co. Ltd. Class A	115,541	375
	Anhui Xinli Finance Co. Ltd. Class A	119,900	375
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	374
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	373
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	373
	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	372
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	372
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	370
*	Yunnan Yunwei Co. Ltd. Class A	761,940	370
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	367
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	285,100	367
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	367
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	367
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	366
*	JCHX Mining Management Co. Ltd. Class A (XSSC)	141,210	366
*	Daphne International Holdings Ltd.	3,682,000	363
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	351,094	363

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	362
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	360
*	Jiangsu Dewei Advanced Materials Co. Ltd. Class A	431,600	359
*	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	358
*	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	358
*	Canny Elevator Co. Ltd. Class A (XSEC)	193,100	358
*	Konka Group Co. Ltd. Class A	535,900	357
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	356
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	356
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	356
*	Southern Publishing & Media Co. Ltd. Class A	180,249	352
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	348
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	347
*	Shanghai Cooltech Power Co. Ltd. Class A	157,500	347
*	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	347
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	345
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	345
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	345
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	344
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	344
	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	344
*	Yunnan Energy Investment Co. Ltd. Class A	153,900	344
	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	343
*	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	368,500	342
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	153,800	342
*	Fangda Jinhua Chemical Technology Co. Ltd. Class A	202,350	340
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	340
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	107,668	339
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	129,600	338
*	Jinlong Machinery & Electronics Co. Ltd. Class A	171,440	337
*	Qingdao TGOOD Electric Co. Ltd. Class A	140,923	337
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	336
*	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	335
*	Jinzi Ham Co. Ltd. Class A	161,574	335
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	153,600	334
	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	333
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	332
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	154,775	332
*	Shanghai M&G Stationery Inc. Class A (XSSC)	131,700	332
	China Television Media Ltd. Class A (XSSC)	129,531	330
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	328
*,2	China Metal Resources Utilization Ltd.	856,000	328
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	328
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	325
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	325
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	324
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	324
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	323
*	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	323
	Hydoo International Holding Ltd.	3,216,000	322
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	321
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	319
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	319
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	319
*	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	138,501	317
	Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	316
*	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	315
	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSSC)	187,432	315
	Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	314
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	312
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	310
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	310
	Camel Group Co. Ltd. Class A (XSHG)	146,600	310
*	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	164,000	310

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Meidu Energy Corp. Class A (XSHG)	496,400	309
	Founder Technology Group Corp. Class A (XSHG)	533,300	308
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	308
*	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	305
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	303
	Jiangxi Changyun Co. Ltd. Class A	204,521	303
*	Shenyang Machine Tool Co. Ltd. Class A	262,000	302
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	301
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	301
*	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	214,993	300
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	300
*	Bode Energy Equipment Co. Ltd. Class A	147,258	299
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	299
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	298
*	Shandong Molong Petroleum Machinery Co. Ltd. Class A	377,928	298
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	297
	Anhui Expressway Co. Ltd. Class A	144,600	297
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	53,900	297
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	229,900	296
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	296
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	296
*	Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	296
*	Shenzhen Comix Group Co. Ltd. Class A (XSEC)	88,056	295
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	295
	Lucky Film Co. Class A (XSHG)	120,000	293
	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	293
	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	293
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	292
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	291
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	290
	Elion Clean Energy Co. Ltd. Class A	255,600	290
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	289
*	Jiangsu High Hope International Group Corp. Class A	252,100	289
*	China Harzone Industry Corp. Ltd. Class A	97,000	289
	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	289
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	288
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	288
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	128,000	286
*	Guanghui Energy Co. Ltd. Class A (XSSC)	455,853	286
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	285
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	165,800	284
	TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	283
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	282
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	99,400	282
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	279
*	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	278
*	Qingdao Huaren Pharmaceutical Co. Ltd. Class A	180,700	277
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	276
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	275
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	273
*	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	56,840	273
*	Motic Xiamen Electric Group Co. Ltd. Class A	199,103	271
	Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	267
*	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	266
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	105,300	266
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	264
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	264
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	262
*	Huadian Energy Co. Ltd. Class A	382,900	260
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	260
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	259
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	259
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	259
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	165,000	258

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Shougang Concord International Enterprises Co. Ltd.	8,074,000	256
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	254
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	251
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	250
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	247
*	Shanghai 3F New Materials Co. Class A (XSHG)	121,500	244
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	241
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	241
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	241
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	240
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	239
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	238
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	237
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	236
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	236
	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	235
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	234
	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	231
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	231
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	231
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	231
	HNA Infrastructure Co. Ltd.	270,000	226
*	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	224
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	223
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	50,500	223
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	63,720	218
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	216
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	216
	Hangzhou Sunyard System Engineering Co. Ltd. Class A	91,600	216
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	214
	Aerosun Corp. Class A (XSHG)	90,800	213
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	206,100	212
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	212
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	210
*	Global Bio-Chem Technology Group Co. Ltd.	10,418,000	207
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	167,828	207
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	206
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	206
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	206
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	206
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	203
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSHG)	123,400	203
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	202
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	197
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	100,118	196
*,^	Chongqing Iron & Steel Co. Ltd.	1,228,000	196
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	98,300	195
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	194
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	190
*	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	189
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	188
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	186
*	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	185
*	Fujian Cement Inc. Class A (XSSC)	119,800	184
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	178
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	174
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	172
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	169
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	29,200	168
*	Yuanda China Holdings Ltd.	6,874,000	167
*	Chang Jiang Runfa Machinery Co. Ltd. Class A	71,137	167
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	76,800	165
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	163
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	162

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Duzhe Publishing & Media Co. Ltd. Class A	46,900	161
*	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	153
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,200	148
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	146
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	137
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	137
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	134
	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	133
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	133
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	130
	Shanghai Fudan Forward S&T Co. Ltd. Class A (XSHG)	117,520	124
*	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	124
	New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	123
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	123
	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	115
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	114
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	113
*	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	111
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	60,600	110
*	Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	103
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	103
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	101
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	101
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	98
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	98
*	Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	96
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	89
*	Maoye International Holdings Ltd.	824,000	89
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	84
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	74,500	84
*	Sinovel Wind Group Co. Ltd. Class A	321,200	82
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	31,100	79
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	75
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	71
	China International Marine Containers Group Co. Ltd. Class A	30,200	71
	Zhonglu Co. Ltd. Class A (XSHG)	19,300	70
*	Xinjiang Xinxin Mining Industry Co. Ltd.	577,000	70
	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	66
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A	102,800	63
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	54
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	53,000	51
*	Anhui Kouzi Distillery Co. Ltd. Class A	10,400	51
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	27
*	Shanghai 3F New Materials Co. Class A (XSSC)	9,500	19
*	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	8,300	17
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,000	17
*	Hidili Industry International Development Ltd.	260,000	11
*	Midea Group Co. Ltd. Class A (XSEC)	2,000	10
*	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	5
*	Bank of Communications Co. Ltd. Rights to Exp.05/10/2017	280,528	—
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			20,125,583
Colombia (0.5%)
	Bancolombia SA ADR	1,419,408	56,052
	Grupo de Inversiones Suramericana SA	3,830,848	50,653
	Grupo Argos SA	5,294,503	36,712
	Cementos Argos SA	6,846,366	27,693
	Interconexion Electrica SA ESP	6,052,520	23,988
	Grupo de Inversiones Suramericana SA Preference Shares	1,572,071	20,124
	Almacenes Exito SA	3,811,123	19,742
	Grupo Aval Acciones y Valores Preference Shares	47,266,226	18,717
*	Ecopetrol SA	39,691,902	18,348
*,^	Ecopetrol SA ADR	1,967,945	17,987

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bancolombia SA Preference Shares	1,634,187	15,953
*	Cemex Latam Holdings SA	3,177,837	11,601
	Cementos Argos SA Preference Shares	3,025,696	11,292
	Banco Davivienda SA Preference Shares	1,024,333	10,794
	Grupo Aval Acciones y Valores SA ADR	1,042,228	8,317
	Avianca Holdings SA Preference Shares	3,974,618	3,594
			351,567
Czech Republic (0.2%)
*	Komercni banka as	1,327,184	51,450
	CEZ AS	2,774,955	48,417
*,2	Moneta Money Bank AS	8,343,509	26,979
*	O2 Czech Republic AS	400,965	4,729
*	Philip Morris CR AS	6,698	3,673
	Pegas Nonwovens SA	95,788	3,301
			138,549
Egypt (0.2%)
*	Commercial International Bank Egypt SAE	16,511,625	67,557
*	Global Telecom Holding SAE GDR	8,368,787	14,813
*	Egyptian Financial Group-Hermes Holding Co.	8,528,045	11,540
*	Talaat Moustafa Group	16,912,609	7,592
	ElSewedy Electric Co.	1,282,551	5,673
*	Medinet Nasr Housing	4,041,115	4,694
*	Orascom Construction Ltd.	742,891	4,573
*	Ezz Steel	3,558,889	3,830
*	Palm Hills Developments SAE	21,548,202	3,534
*	Telecom Egypt Co.	5,842,749	3,274
	Heliopolis Housing	2,061,238	2,960
*	Oriental Weavers	2,557,341	2,651
*	Pioneers Holding for Financial Investments SAE	5,084,349	2,565
*	Six of October Development & Investment	3,326,445	2,510
	Sidi Kerir Petrochemicals Co.	2,204,960	2,242
*	Citadel Capital SAE	30,486,401	1,684
*	Orascom Telecom Media And Technology Holding SAE	42,485,842	1,578
	Arab Cotton Ginning	6,312,369	1,552
*	Egyptian Resorts Co.	19,853,825	1,155
*	Maridive & Oil Services SAE	4,212,270	1,053
*	South Valley Cement	2,865,683	767
*	Global Telecom Holding SAE	722,986	283
*	Juhayna Food Industries	450,000	228
			148,308
Greece (0.4%)
*	Alpha Bank AE	22,176,022	47,242
	Hellenic Telecommunications Organization SA	3,964,037	38,499
	OPAP SA	3,426,804	33,958
*	National Bank of Greece SA	89,076,854	27,735
	JUMBO SA	1,535,892	24,232
*	Eurobank Ergasias SA	29,120,542	23,473
*	Piraeus Bank SA	92,003,267	19,545
	Titan Cement Co. SA	687,444	17,942
	Motor Oil Hellas Corinth Refineries SA	878,893	14,912
*	Mytilineos Holdings SA	1,434,737	10,784
*	FF Group	501,476	10,667
*	Public Power Corp. SA	1,544,616	5,684
	Grivalia Properties REIC AE	574,939	5,347
	Hellenic Exchanges SA	963,305	5,096
	Aegean Airlines SA	576,434	4,956
*	Hellenic Petroleum SA	809,625	4,664
*	GEK Terna Holding Real Estate Construction SA	1,178,077	3,668
*	Ellaktor SA	2,232,976	3,571
*	Fourlis Holdings SA	632,040	3,304
	Metka Industrial - Construction SA	290,449	2,213
	Athens Water Supply & Sewage Co. SA	342,138	1,976

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Terna Energy SA	380,426	1,284
			310,752
Hong Kong (0.1%)
^	Tongda Group Holdings Ltd.	51,000,000	20,033
*	China First Capital Group Ltd.	33,270,845	11,538
*,^	China Minsheng Financial Holding Corp. Ltd.	168,693,937	9,423
^	SMI Holdings Group Ltd.	88,104,000	7,692
*,^	FDG Electric Vehicles Ltd.	153,715,000	7,107
*,^	Leyou Technologies Holdings Ltd.	34,120,000	7,004
*,^	Hybrid Kinetic Group Ltd.	263,624,000	6,609
*	HengTen Networks Group Ltd.	325,020,734	6,091
*,^	Huayi Tencent Entertainment Co. Ltd.	108,510,000	5,160
*,^	Rentian Technology Holdings Ltd.	55,989,713	3,132
*,^	China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,757
			85,546
Hungary (0.3%)
	OTP Bank plc	3,217,465	90,463
	MOL Hungarian Oil & Gas plc	895,654	67,378
	Richter Gedeon Nyrt	2,532,481	61,327
	Magyar Telekom Telecommunications plc	8,174,230	13,670
			232,838
India (12.1%)
	Housing Development Finance Corp. Ltd.	25,446,217	607,528
*	Reliance Industries Ltd.	25,496,588	552,554
	Infosys Ltd.	30,459,325	435,228
	Tata Consultancy Services Ltd.	7,601,000	268,387
	Axis Bank Ltd.	26,082,380	206,529
	ITC Ltd.	47,111,821	203,421
	Sun Pharmaceutical Industries Ltd.	17,982,243	179,354
	Maruti Suzuki India Ltd.	1,744,055	176,769
	Hindustan Unilever Ltd.	11,557,456	167,946
	Oil & Natural Gas Corp. Ltd.	50,194,270	145,441
	Indian Oil Corp. Ltd.	18,501,575	126,626
	Tata Motors Ltd.	16,857,469	120,266
	ICICI Bank Ltd.	27,853,163	120,105
	Bharat Petroleum Corp. Ltd.	10,396,541	116,247
	Bharti Airtel Ltd.	20,976,049	115,763
	HCL Technologies Ltd.	8,853,339	112,006
	Mahindra & Mahindra Ltd.	5,056,979	104,972
	State Bank of India	22,903,690	103,038
	Larsen & Toubro Ltd.	3,706,851	100,789
	Yes Bank Ltd.	3,695,854	93,683
	Coal India Ltd.	21,578,241	92,792
	Hero MotoCorp Ltd.	1,708,482	88,157
	Asian Paints Ltd.	4,910,128	85,585
*	Eicher Motors Ltd.	210,255	85,098
	NTPC Ltd.	33,280,903	85,085
	UltraTech Cement Ltd.	1,232,388	81,408
	Indiabulls Housing Finance Ltd.	5,013,573	79,180
	Lupin Ltd.	3,668,974	76,261
	Zee Entertainment Enterprises Ltd.	9,267,873	75,888
	UPL Ltd.	5,778,005	72,399
*	Adani Ports & Special Economic Zone Ltd.	13,898,430	70,802
	IndusInd Bank Ltd.	3,124,843	70,169
	Kotak Mahindra Bank Ltd.	4,569,600	64,059
	Vedanta Ltd.	16,827,818	63,630
	HDFC Bank Ltd.	2,643,645	63,443
*	JSW Steel Ltd.	20,388,610	63,070
	Godrej Consumer Products Ltd.	2,167,171	58,665
*	Piramal Enterprises Ltd.	1,452,063	56,307
	Bajaj Auto Ltd.	1,241,170	55,254
*	Bajaj Finance Ltd.	2,740,106	54,314
	Tech Mahindra Ltd.	8,077,045	52,367

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hindustan Petroleum Corp. Ltd.	6,217,358	51,824
	Bharti Infratel Ltd.	9,298,580	51,318
	Cipla Ltd.	5,695,403	49,356
	Wipro Ltd.	6,386,594	49,070
	Ambuja Cements Ltd.	12,819,550	49,002
*	Bajaj Finserv Ltd.	674,667	47,985
	Bosch Ltd.	132,568	47,356
	Shriram Transport Finance Co. Ltd.	2,923,531	47,194
	LIC Housing Finance Ltd.	4,471,206	46,477
	GAIL India Ltd.	7,012,684	46,186
	Hindalco Industries Ltd.	14,327,181	44,334
	Aurobindo Pharma Ltd.	4,678,649	44,102
	Shree Cement Ltd.	147,522	43,945
	Power Grid Corp. of India Ltd.	13,493,987	43,599
	Nestle India Ltd.	406,760	42,342
	Dabur India Ltd.	9,267,860	41,299
	Marico Ltd.	8,095,159	39,664
	Rural Electrification Corp. Ltd.	12,201,446	38,391
*	Motherson Sumi Systems Ltd.	5,964,370	37,182
^	Wipro Ltd. ADR	3,771,787	37,152
	Glenmark Pharmaceuticals Ltd.	2,475,826	34,430
	Cairn India Ltd.	8,012,894	33,353
*	Titan Co. Ltd.	4,516,373	32,997
	Siemens Ltd.	1,547,942	31,571
	Idea Cellular Ltd.	23,599,569	31,531
^	Dr Reddy's Laboratories Ltd. ADR	771,580	31,519
	Bharat Electronics Ltd.	10,765,666	30,613
	Bharat Forge Ltd.	1,691,808	30,110
*	United Spirits Ltd.	1,021,219	29,739
	Britannia Industries Ltd.	521,184	29,337
	HDFC Bank Ltd. ADR	363,108	28,907
	Power Finance Corp. Ltd.	11,588,645	28,795
	Cadila Healthcare Ltd.	4,192,726	28,675
	Tata Steel Ltd.	4,071,151	28,403
	Bharat Heavy Electricals Ltd.	10,364,004	28,290
	Havells India Ltd.	3,647,935	27,459
	State Bank of India GDR	589,804	26,735
	Dr Reddy's Laboratories Ltd.	657,542	26,680
	NMDC Ltd.	13,408,079	26,579
	Pidilite Industries Ltd.	2,334,134	26,113
	Mahindra & Mahindra Financial Services Ltd.	4,981,470	26,102
	Reliance Capital Ltd.	2,302,106	23,782
*	Bank of Baroda	8,007,485	23,329
	Tata Power Co. Ltd.	17,793,671	23,319
	Tata Motors Ltd. Class A	5,203,773	22,624
	Vakrangee Ltd.	4,205,471	22,351
	Rajesh Exports Ltd.	2,270,833	21,715
2	ICICI Prudential Life Insurance Co. Ltd.	3,410,582	21,523
	Reliance Infrastructure Ltd.	2,304,138	21,348
*	DLF Ltd.	7,370,568	21,318
	Ashok Leyland Ltd.	16,040,837	21,288
	Max Financial Services Ltd.	2,077,145	21,184
	Oracle Financial Services Software Ltd.	380,142	21,016
*	Apollo Hospitals Enterprise Ltd.	1,095,602	20,996
	ACC Ltd.	820,504	20,740
	Sun TV Network Ltd.	1,423,254	20,365
	IDFC Bank Ltd.	19,888,115	20,310
*	ABB India Ltd.	921,203	20,194
	Cummins India Ltd.	1,278,935	19,817
*	Bharat Financial Inclusion Ltd.	1,576,041	19,688
	Colgate-Palmolive India Ltd.	1,206,311	19,406
	Federal Bank Ltd.	11,014,323	18,420
	Hindustan Zinc Ltd.	4,284,088	17,831
	Dewan Housing Finance Corp. Ltd.	2,668,663	17,701

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Alkem Laboratories Ltd.	573,693	17,586
*	Steel Authority of India Ltd.	18,503,406	17,336
	NHPC Ltd.	34,939,545	17,232
*	Crompton Greaves Consumer Electricals Ltd.	4,966,636	16,992
	Bajaj Holdings & Investment Ltd.	493,163	16,223
	Page Industries Ltd.	70,843	16,014
	Petronet LNG Ltd.	2,421,020	15,934
	Tata Communications Ltd.	1,410,429	15,801
	Mindtree Ltd.	2,086,909	15,735
	United Breweries Ltd.	1,288,975	15,405
	GlaxoSmithKline Consumer Healthcare Ltd.	191,313	15,215
	Emami Ltd.	923,804	15,193
	Oil India Ltd.	2,961,917	15,055
	Torrent Pharmaceuticals Ltd.	670,728	14,780
	Exide Industries Ltd.	4,106,422	14,671
	Castrol India Ltd.	2,144,868	14,606
*	Divi's Laboratories Ltd.	1,467,372	14,324
	MRF Ltd.	13,555	14,311
	Berger Paints India Ltd.	3,512,127	14,254
	Aditya Birla Nuvo Ltd.	551,509	14,227
*	Punjab National Bank	5,336,024	13,992
	Mphasis Ltd.	1,611,321	13,416
	Jubilant Life Sciences Ltd.	1,114,927	13,368
	Edelweiss Financial Services Ltd.	4,905,358	12,765
	TVS Motor Co. Ltd.	1,623,615	12,513
*	Jindal Steel & Power Ltd.	6,703,522	11,857
	Natco Pharma Ltd.	820,246	11,774
*	Suzlon Energy Ltd.	34,934,330	11,186
*	Biocon Ltd.	652,340	11,175
	Indian Hotels Co. Ltd.	5,571,166	11,115
	AIA Engineering Ltd.	473,788	11,101
*	Canara Bank	1,980,154	10,997
	CESC Ltd.	746,607	10,970
	Info Edge India Ltd.	830,372	10,777
	GlaxoSmithKline Pharmaceuticals Ltd.	275,755	10,702
*	Dalmia Bharat Ltd.	316,206	10,673
*	Kajaria Ceramics Ltd.	1,020,054	10,537
	Strides Shasun Ltd.	625,139	10,415
	Arvind Ltd.	1,674,016	10,392
	Sintex Industries Ltd.	5,710,444	10,034
	Apollo Tyres Ltd.	2,601,364	9,866
*	Reliance Communications Ltd.	18,346,819	9,804
	L&T Finance Holdings Ltd.	4,909,409	9,733
*	Bank of India	3,347,936	9,707
*	Godrej Industries Ltd.	1,158,989	9,625
*	Indiabulls Real Estate Ltd.	4,103,042	9,548
	Welspun India Ltd.	6,284,228	9,317
*	CG Power and Industrial Solutions Ltd.	7,624,677	9,311
*	GMR Infrastructure Ltd.	34,422,815	9,227
*	KRBL Ltd.	1,300,031	8,900
	PI Industries Ltd.	658,096	8,896
*	Adani Enterprises Ltd.	5,143,223	8,703
*	Ramco Cements Ltd.	810,503	8,664
*	Mangalore Refinery & Petrochemicals Ltd.	4,132,814	8,577
2	InterGlobe Aviation Ltd.	498,863	8,576
	NCC Ltd.	5,755,987	8,542
	Muthoot Finance Ltd.	1,392,166	8,525
	Jubilant Foodworks Ltd.	525,356	8,501
	Cholamandalam Investment and Finance Co. Ltd.	485,601	8,394
	Manappuram Finance Ltd.	5,769,264	8,386
	Credit Analysis & Research Ltd.	339,706	8,343
	Balkrishna Industries Ltd.	342,837	8,119
*	Reliance Power Ltd.	10,547,220	8,010
*	Whirlpool of India Ltd.	405,808	7,627

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	IDBI Bank Ltd.	6,266,403	7,601
*	Torrent Power Ltd.	2,113,931	7,464
	JSW Energy Ltd.	7,167,094	7,463
*	IDFC Ltd.	7,784,524	7,461
	Bayer CropScience Ltd.	105,401	7,441
*	Adani Power Ltd.	14,091,553	7,223
	Ajanta Pharma Ltd.	280,429	7,193
	GRUH Finance Ltd.	1,160,606	7,178
	National Aluminium Co. Ltd.	6,580,643	7,031
	Gillette India Ltd.	104,178	6,993
*	Fortis Healthcare Ltd.	2,038,579	6,980
	Voltas Ltd.	1,088,520	6,948
	NBCC India Ltd.	2,233,353	6,935
	Gujarat Pipavav Port Ltd.	2,798,137	6,930
*	Oberoi Realty Ltd.	1,112,463	6,868
	Wockhardt Ltd.	607,123	6,783
	IRB Infrastructure Developers Ltd.	1,667,973	6,765
	Supreme Industries Ltd.	399,810	6,760
	Kansai Nerolac Paints Ltd.	1,092,495	6,671
	Sundaram Finance Ltd.	263,292	6,550
	Blue Dart Express Ltd.	86,190	6,531
*	Amara Raja Batteries Ltd.	462,636	6,400
*	Just Dial Ltd.	814,957	6,369
*	Aditya Birla Fashion and Retail Ltd.	2,332,872	6,264
	Indian Bank	1,260,447	6,246
	Hexaware Technologies Ltd.	1,710,940	6,144
	Union Bank of India	2,298,774	6,125
*	Housing Development & Infrastructure Ltd.	4,340,157	6,125
*	PVR Ltd.	242,752	6,088
	Great Eastern Shipping Co. Ltd.	878,930	6,015
*	Prestige Estates Projects Ltd.	1,590,949	5,838
	Persistent Systems Ltd.	627,531	5,712
*	Karur Vysya Bank Ltd.	3,033,244	5,633
	Redington India Ltd.	2,844,324	5,518
	Century Textiles & Industries Ltd.	312,115	5,471
	eClerx Services Ltd.	270,827	5,468
*	Hindustan Construction Co. Ltd.	7,450,944	5,391
	Thermax Ltd.	335,960	5,383
	KPIT Technologies Ltd.	2,696,068	5,379
	Balrampur Chini Mills Ltd.	2,122,581	5,348
	Tata Global Beverages Ltd.	2,222,572	5,292
	Jain Irrigation Systems Ltd.	3,013,608	5,253
	Sadbhav Engineering Ltd.	1,004,457	5,219
	India Cements Ltd.	1,542,685	5,187
*	Mahindra CIE Automotive Ltd.	1,362,555	5,178
	Engineers India Ltd.	1,955,990	5,055
	Coromandel International Ltd.	904,569	4,902
	Alembic Pharmaceuticals Ltd.	514,827	4,898
*	Sun Pharma Advanced Research Co. Ltd.	992,643	4,891
*	Ipca Laboratories Ltd.	524,297	4,873
*	PC Jeweller Ltd.	740,764	4,862
	Gujarat State Petronet Ltd.	1,717,648	4,833
	SRF Ltd.	173,316	4,771
*	Dish TV India Ltd.	3,225,089	4,771
	Repco Home Finance Ltd.	397,141	4,741
*	Ceat Ltd.	199,542	4,731
	Indraprastha Gas Ltd.	284,935	4,681
	Symphony Ltd.	199,171	4,453
	GE T&D India Ltd.	830,931	4,434
	Gujarat Gas Ltd.	336,484	4,419
	Cox & Kings Ltd.	1,245,985	4,411
	Sanofi India Ltd.	67,692	4,407
	Tube Investments of India Ltd.	406,850	4,265
	WABCO India Ltd.	45,573	4,248

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,2	Syngene International Ltd.	528,297	4,241
*	IFCI Ltd.	8,525,180	4,201
	Pfizer Ltd.	153,189	4,138
	Abbott India Ltd.	59,534	4,088
*	Jaiprakash Associates Ltd.	18,964,999	4,013
2	Dr Lal PathLabs Ltd.	266,448	3,973
	Srei Infrastructure Finance Ltd.	2,739,949	3,853
*	RattanIndia Power Ltd.	27,422,407	3,706
*	Syndicate Bank	2,744,100	3,531
	Bajaj Corp. Ltd.	568,659	3,475
	Karnataka Bank Ltd.	1,342,837	3,418
*	Indian Overseas Bank	7,411,421	3,339
	PTC India Ltd.	2,249,903	3,333
*	Gujarat Fluorochemicals Ltd.	269,299	3,243
	CRISIL Ltd.	102,443	3,133
	South Indian Bank Ltd.	7,835,180	3,132
	Oriental Bank of Commerce	1,126,646	2,977
	Gateway Distriparks Ltd.	712,092	2,955
*	Corp Bank	3,188,493	2,910
*	Bajaj Hindusthan Sugar Ltd.	10,687,227	2,764
*	Vijaya Bank	2,143,889	2,727
	Jammu & Kashmir Bank Ltd.	2,131,631	2,688
	VA Tech Wabag Ltd.	255,185	2,666
*	Central Bank of India	1,590,730	2,618
	Sobha Ltd.	433,029	2,492
*	Kaveri Seed Co. Ltd.	277,418	2,434
	Marksans Pharma Ltd.	2,867,821	2,316
	Multi Commodity Exchange of India Ltd.	117,128	2,214
*	TV18 Broadcast Ltd.	3,354,230	2,177
	Radico Khaitan Ltd.	1,118,798	2,136
*	Videocon Industries Ltd.	1,311,966	2,118
*	Unitech Ltd.	23,992,617	2,105
*	Rolta India Ltd.	2,063,604	1,947
	Jindal Saw Ltd.	1,400,889	1,759
	Chambal Fertilizers and Chemicals Ltd.	1,078,622	1,678
	Raymond Ltd.	140,225	1,619
	Welspun Corp. Ltd.	1,232,411	1,583
*	DEN Networks Ltd.	890,858	1,322
*	Shipping Corp. of India Ltd.	1,047,395	1,313
*	Polaris Consulting & Services Ltd.	406,589	1,291
*	Equitas Holdings Ltd.	486,014	1,255
*	UCO Bank	1,863,718	1,200
*	Jet Airways India Ltd.	145,346	1,172
	Gujarat Mineral Development Corp. Ltd.	576,191	1,118
*	Allahabad Bank	780,316	999
*	Shree Renuka Sugars Ltd.	4,292,932	983
*	Amtek Auto Ltd.	1,547,517	944
*	GE Power India Ltd.	77,455	801
*	Punj Lloyd Ltd.	1,873,110	642
*,2	Reliance Industries Ltd. GDR	13,002	563
*	Reliance Defence and Engineering Ltd.	465,415	469
	Infosys Ltd. ADR	29,318	427
	McLeod Russel India Ltd.	126,557	376
	Andhra Bank	286,108	306
*	JITF Infralogistics Ltd.	93,891	99
			8,796,561
Indonesia (2.7%)
	Telekomunikasi Indonesia Persero Tbk PT	817,683,405	269,743
	Bank Central Asia Tbk PT	201,933,724	268,560
	Astra International Tbk PT	325,822,800	218,364
	Bank Rakyat Indonesia Persero Tbk PT	176,181,800	170,174
	Bank Mandiri Persero Tbk PT	152,703,080	133,632
	Unilever Indonesia Tbk PT	18,424,930	61,486
	Bank Negara Indonesia Persero Tbk PT	127,806,965	61,028

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	United Tractors Tbk PT	25,508,832	51,431
	Indofood Sukses Makmur Tbk PT	75,789,600	47,497
	Matahari Department Store Tbk PT	36,457,432	39,837
	Gudang Garam Tbk PT	7,944,680	39,513
	Kalbe Farma Tbk PT	326,822,255	38,809
	Hanjaya Mandala Sampoerna Tbk PT	130,498,837	37,330
	Semen Indonesia Persero Tbk PT	50,812,604	33,580
*	Perusahaan Gas Negara Persero Tbk PT	178,204,204	32,407
	Charoen Pokphand Indonesia Tbk PT	128,891,310	30,848
	Indocement Tunggal Prakarsa Tbk PT	23,394,208	29,695
	Adaro Energy Tbk PT	214,869,452	28,573
	Indofood CBP Sukses Makmur Tbk PT	41,530,197	27,303
	Surya Citra Media Tbk PT	104,117,400	22,279
	Bank Danamon Indonesia Tbk PT	57,321,196	20,883
	Ciputra Development Tbk PT	197,397,885	18,931
*	Lippo Karawaci Tbk PT	281,309,111	16,662
	Summarecon Agung Tbk PT	158,109,064	16,093
	Tower Bersama Infrastructure Tbk PT	36,632,300	16,071
	Pakuwon Jati Tbk PT	338,495,700	15,829
*	XL Axiata Tbk PT	64,851,505	15,595
	Bumi Serpong Damai Tbk PT	107,374,600	14,384
	Jasa Marga Persero Tbk PT	39,920,600	13,890
*	Tambang Batubara Bukit Asam Persero Tbk PT	14,209,748	13,474
	Media Nusantara Citra Tbk PT	90,665,050	12,401
	AKR Corporindo Tbk PT	22,972,800	11,662
	Indo Tambangraya Megah Tbk PT	7,302,508	10,470
	Waskita Karya Persero Tbk PT	53,246,400	9,534
	Astra Agro Lestari Tbk PT	7,645,508	8,254
*	Aneka Tambang Persero Tbk PT	150,298,652	7,829
	Bank Tabungan Negara Persero Tbk PT	43,742,900	7,531
	Wijaya Karya Persero Tbk PT	37,587,059	6,668
*	Semen Baturaja Persero Tbk PT	24,707,350	6,533
	Ace Hardware Indonesia Tbk PT	90,179,400	6,327
*	Link Net Tbk PT	15,591,000	6,312
	Pembangunan Perumahan Persero Tbk PT	25,678,522	6,122
*	Vale Indonesia Tbk PT	34,477,991	5,727
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	37,425,000	5,634
*	Japfa Comfeed Indonesia Tbk PT	48,323,200	5,308
	Global Mediacom Tbk PT	123,817,489	4,963
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,605,400	4,245
*	Medco Energi Internasional Tbk PT	18,191,279	4,077
*	Mitra Adiperkasa Tbk PT	8,393,200	3,979
*	Alam Sutera Realty Tbk PT	147,465,300	3,841
*	Siloam International Hospitals Tbk PT	3,476,151	3,570
*	Eagle High Plantations Tbk PT	147,060,500	3,458
	Adhi Karya Persero Tbk PT	18,581,236	3,145
*	Panin Financial Tbk PT	163,660,900	2,870
	Ramayana Lestari Sentosa Tbk PT	27,021,139	2,582
*	Tiga Pilar Sejahtera Food Tbk PT	14,758,600	2,449
*	Krakatau Steel Persero Tbk PT	49,570,190	2,153
*	Kawasan Industri Jababeka Tbk PT	86,831,900	2,147
	Surya Semesta Internusa Tbk PT	38,924,900	2,130
*	Matahari Putra Prima Tbk PT	29,655,900	2,101
	Wijaya Karya Beton Tbk PT	37,553,800	2,084
*	Timah Persero Tbk PT	25,268,131	1,789
	Salim Ivomas Pratama Tbk PT	32,805,500	1,560
*	Gajah Tunggal Tbk PT	19,993,600	1,551
	Intiland Development Tbk PT	40,073,600	1,322
*	Lippo Cikarang Tbk PT	3,536,800	1,187
	BISI International Tbk PT	7,523,500	1,048
*	Agung Podomoro Land Tbk PT	66,241,600	1,043
	Bekasi Fajar Industrial Estate Tbk PT	40,037,600	888
*	Bumi Resources Tbk PT	22,301,284	749
	Sampoerna Agro Tbk PT	1,669,500	266

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Energi Mega Persada Tbk PT	59,051,800	221
*	Sigmagold Inti Perkasa Tbk PT	41,608,500	181
			1,981,812
Malaysia (3.4%)
	Public Bank Bhd. (Local)	50,043,800	229,985
	Malayan Banking Bhd.	88,570,888	195,365
	Tenaga Nasional Bhd.	55,930,507	179,573
	CIMB Group Holdings Bhd.	92,221,948	121,870
	Sime Darby Bhd.	54,478,513	117,178
	Axiata Group Bhd.	74,134,794	87,880
	Genting Bhd.	36,730,590	83,192
	Petronas Chemicals Group Bhd.	46,578,222	78,309
	DiGi.Com Bhd.	61,699,550	73,082
	IHH Healthcare Bhd.	46,649,176	66,375
	Genting Malaysia Bhd.	48,705,429	65,825
	Maxis Bhd.	43,618,650	64,059
	IOI Corp. Bhd.	57,009,778	60,248
	Petronas Gas Bhd.	12,950,696	55,063
	Kuala Lumpur Kepong Bhd.	9,523,112	53,797
	Gamuda Bhd.	37,980,216	46,097
	IJM Corp. Bhd.	57,066,900	46,006
	AMMB Holdings Bhd.	35,289,858	44,537
	PPB Group Bhd.	10,781,408	41,984
	MISC Bhd.	24,198,491	40,741
	Hong Leong Bank Bhd.	10,747,700	34,139
*	Sapura Energy Bhd.	68,231,962	31,363
	Telekom Malaysia Bhd.	20,480,740	30,465
	YTL Corp. Bhd.	89,086,556	30,151
	Petronas Dagangan Bhd.	5,395,300	29,892
	Dialog Group Bhd.	64,823,100	29,099
	Malaysia Airports Holdings Bhd.	15,646,300	27,369
	British American Tobacco Malaysia Bhd.	2,446,987	25,624
	Astro Malaysia Holdings Bhd.	36,958,600	22,994
	RHB Bank Bhd.	17,786,730	22,521
	IOI Properties Group Bhd.	42,320,050	20,179
	Alliance Financial Group Bhd.	20,697,717	19,677
	AirAsia Bhd.	24,415,348	18,832
	Westports Holdings Bhd.	19,413,424	17,896
	Press Metal Bhd.	25,690,220	17,323
	YTL Power International Bhd.	49,784,268	17,311
*	UMW Holdings Bhd.	11,886,220	16,963
	Hong Leong Financial Group Bhd.	4,310,815	16,744
	My EG Services Bhd.	33,496,050	16,420
	Felda Global Ventures Holdings Bhd.	32,853,757	16,095
	KLCCP Stapled Group Bhd.	8,469,900	15,274
	Top Glove Corp. Bhd.	12,432,800	13,085
	Genting Plantations Bhd.	4,608,900	12,112
	Bumi Armada Bhd.	62,476,640	11,349
	HAP Seng Consolidated Bhd.	5,424,200	11,076
	Hartalega Holdings Bhd.	9,467,700	10,678
	Berjaya Sports Toto Bhd.	15,375,598	9,951
	Inari Amertron Bhd.	20,323,400	9,780
	MMC Corp. Bhd.	16,558,500	9,650
	Bursa Malaysia Bhd.	3,958,500	9,357
	Sunway REIT	23,891,100	9,354
	Malakoff Corp. Bhd.	31,239,400	9,062
	Malaysia Building Society Bhd.	27,516,400	8,301
	KPJ Healthcare Bhd.	8,247,900	7,976
	UEM Sunrise Bhd.	27,600,600	7,879
	TIME dotCom Bhd.	3,756,900	7,641
	WCT Holdings Bhd.	14,503,600	7,449
	Sunway Bhd.	9,114,745	7,286
	Pos Malaysia Bhd.	6,003,200	7,216
	Mah Sing Group Bhd.	19,471,266	6,681

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Cahya Mata Sarawak Bhd.	5,828,500	6,102
	Unisem M Bhd.	6,834,800	5,240
	VS Industry Bhd.	11,109,200	5,117
	IGB REIT	12,762,370	4,996
	Yinson Holdings Bhd.	6,109,700	4,713
	Kossan Rubber Industries Bhd.	3,518,300	4,628
	Lafarge Malaysia Bhd.	3,110,387	4,528
*	Malaysian Resources Corp. Bhd.	11,679,500	4,081
	DRB-Hicom Bhd.	12,241,400	4,055
	QL Resources Bhd.	3,497,300	3,828
	Bermaz Auto Bhd.	6,734,200	3,334
	Eastern & Oriental Bhd.	7,253,900	3,174
*	Eco World Development Group Bhd.	8,716,200	3,050
	Media Prima Bhd.	10,972,700	3,029
	Syarikat Takaful Malaysia Bhd.	2,897,100	2,671
	Pavilion REIT	6,381,700	2,559
*	Berjaya Corp. Bhd.	24,976,989	2,012
	Supermax Corp. Bhd.	4,344,400	1,921
*	AirAsia X Bhd.	18,549,600	1,921
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,513
	Datasonic Group Bhd.	4,951,100	1,470
	Aeon Co. M Bhd.	2,382,900	1,362
	Capitaland Malaysia Mall Trust	3,666,063	1,259
*	UMW Oil & Gas Corp. Bhd.	7,922,100	1,240
*	Mulpha International Bhd.	18,779,500	1,040
*	Parkson Holdings Bhd.	6,829,816	999
*	Fraser & Neave Holdings Bhd.	173,500	995
	Sunway Construction Group Bhd.	2,138,100	985
	Muhibbah Engineering M Bhd.	1,452,600	967
*	Dayang Enterprise Holdings Bhd.	3,249,800	919
	BIMB Holdings Bhd.	907,700	916
*	KNM Group Bhd.	10,159,800	677
	Coastal Contracts Bhd.	1,735,500	531
*	Puncak Niaga Holdings Bhd.	1,086,300	255
*	Mudajaya Group Bhd.	522,600	144
*	RHB Bank Bhd.	11,952,935	133
			2,489,744
Mexico (4.0%)
	America Movil SAB de CV	474,322,003	364,587
	Fomento Economico Mexicano SAB de CV	35,057,270	315,483
	Grupo Financiero Banorte SAB de CV	36,899,770	213,555
	Wal-Mart de Mexico SAB de CV	89,557,654	202,186
	Grupo Televisa SAB	40,292,550	195,478
*	Cemex SAB de CV	207,136,147	190,574
	Grupo Mexico SAB de CV Class B	62,948,900	185,149
*	Grupo Bimbo SAB de CV Class A	31,411,790	76,889
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,965,459	75,247
	Fibra Uno Administracion SA de CV	42,719,675	74,614
	Alfa SAB de CV Class A	47,151,247	64,796
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,914,078	60,821
	Grupo Financiero Inbursa SAB de CV	35,379,347	59,745
	Mexichem SAB de CV	20,033,369	54,858
	Coca-Cola Femsa SAB de CV	7,490,319	54,439
	Industrias Penoles SAB de CV	2,137,823	52,028
	Grupo Financiero Santander Mexico SAB de CV Class B	26,212,470	47,620
	Infraestructura Energetica Nova SAB de CV	8,390,447	39,195
	Gruma SAB de CV Class B	2,868,703	38,307
*	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	3,504,825	37,395
*	Arca Continental SAB de CV	4,788,735	35,326
	Alsea SAB de CV	9,488,790	33,716
	Gentera SAB de CV	20,020,402	33,564
	Kimberly-Clark de Mexico SAB de CV Class A	14,125,908	30,150

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Grupo Carso SAB de CV	6,186,980	28,438
	El Puerto de Liverpool SAB de CV	3,269,134	25,220
	Megacable Holdings SAB de CV	5,773,079	21,908
	Grupo Elektra SAB DE CV	629,348	20,808
*	Genomma Lab Internacional SAB de CV Class B	14,567,418	18,378
	OHL Mexico SAB de CV	13,258,653	16,283
	Banregio Grupo Financiero SAB de CV	2,790,053	16,088
*	Industrias CH SAB de CV Class B	2,970,286	15,966
*	Telesites SAB de CV	25,372,299	15,904
	Grupo Lala SAB de CV	8,367,395	15,166
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,530,577	14,043
*	Bolsa Mexicana de Valores SAB de CV	7,804,612	13,578
	Industrias Bachoco SAB de CV Class B	2,928,312	13,069
	PLA Administradora Industrial S de RL de CV	6,951,800	11,728
*	Grupo Comercial Chedraui SA de CV	5,386,140	11,167
	Macquarie Mexico Real Estate Management SA de CV	9,532,937	10,447
*	Organizacion Soriana SAB de CV Class B	4,493,650	10,302
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	6,795,171	8,609
	Corp Inmobiliaria Vesta SAB de CV	6,037,211	8,508
	Prologis Property Mexico SA de CV	4,984,869	8,466
	Alpek SAB de CV	5,787,363	6,939
*	La Comer SAB de CV	8,881,500	6,935
	Concentradora Fibra Danhos SA de CV	3,954,814	6,823
*	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	817,086	6,801
*	Grupo Aeromexico SAB de CV	3,373,223	6,669
	Grupo Financiero Interacciones SA de CV	1,313,600	6,121
2	Nemak SAB de CV	5,525,082	5,841
	Grupo Sanborns SAB de CV	4,455,878	5,113
*	Hoteles City Express SAB de CV	4,291,073	4,497
	Grupo Herdez SAB de CV	1,930,926	4,292
	Concentradora Fibra Hotelera Mexicana SA de CV	5,232,906	4,284
	Qualitas Controladora SAB de CV	2,291,400	3,750
*	Minera Frisco SAB de CV	5,874,179	3,741
	Credito Real SAB de CV SOFOM ER	2,533,178	3,551
	TV Azteca SAB de CV	20,446,303	3,541
*	Unifin Financiera SAB de CV SOFOM ENR	1,095,163	2,866
*	Grupo GICSA SA de CV	2,857,700	1,846
*,2	Elementia SAB de CV	1,218,750	1,664
*	Grupo Simec SAB de CV Class B	411,364	1,530
*	Axtel SAB de CV	5,582,300	1,222
*	Becle SAB de CV	613,500	1,027
*	Rassini SAB de CV	182,141	859
	Consorcio ARA SAB de CV	2,366,068	789
*	Empresas ICA SAB de CV	104,678	9
			2,930,508
Pakistan (0.2%)
	Lucky Cement Ltd.	2,859,654	24,083
	Habib Bank Ltd.	8,886,362	23,378
	Hub Power Co. Ltd.	12,955,643	16,043
	Oil & Gas Development Co. Ltd.	10,777,500	15,876
	United Bank Ltd.	5,592,300	13,251
	Pakistan Petroleum Ltd.	6,564,689	9,945
	Engro Corp. Ltd.	2,597,642	8,743
	DG Khan Cement Co. Ltd.	3,757,814	8,577
	Fauji Fertilizer Co. Ltd.	8,907,574	8,166
	Kot Addu Power Co. Ltd.	9,131,721	6,744
	Pakistan State Oil Co. Ltd.	1,493,351	6,198
*	National Bank of Pakistan	8,789,900	5,347
	Pakistan Oilfields Ltd.	900,000	3,910
*	SUI Southern Gas Co. Ltd.	8,213,500	3,429
*	Engro Fertilizers Ltd.	3,421,425	1,916
*	Nishat Mills Ltd.	682,400	1,024
*	Mari Petroleum Co. Ltd.	26,200	393
	Fauji Fertilizer Bin Qasim Ltd.	793,500	380

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Searle Co. Ltd.	63,891	379
	Pakistan Telecommunication Co. Ltd.	2,239,000	344
*	Fauji Cement Co. Ltd.	427,601	179
			158,305
Peru (0.3%)
*	Credicorp Ltd. (XNYS)	685,418	105,321
*	Credicorp Ltd. (XLIM)	357,268	54,573
	Cia de Minas Buenaventura SAA ADR	2,579,732	30,983
	Volcan Cia Minera SAA Class B	30,424,533	8,066
	Cia de Minas Buenaventura SAA	461,011	5,472
			204,415
Philippines (1.5%)
	SM Investments Corp.	7,862,506	114,577
*	SM Prime Holdings Inc.	139,845,797	83,414
	JG Summit Holdings Inc.	46,688,750	78,695
	BDO Unibank Inc.	30,441,595	73,093
	Ayala Corp.	4,148,307	71,927
	Bank of the Philippine Islands	27,784,205	58,265
	Aboitiz Equity Ventures Inc.	37,547,527	57,751
	Universal Robina Corp.	14,601,259	50,247
	Metropolitan Bank & Trust Co.	22,671,816	38,302
	Jollibee Foods Corp.	7,494,084	31,487
	Ayala Land Inc.	43,301,787	30,600
	PLDT Inc.	796,643	28,275
	Metro Pacific Investments Corp.	204,076,900	26,873
	Aboitiz Power Corp.	28,644,026	24,374
	Alliance Global Group Inc.	74,703,934	22,130
	Manila Electric Co.	3,868,685	21,677
	GT Capital Holdings Inc.	829,191	20,918
	DMCI Holdings Inc.	75,454,650	19,417
	Security Bank Corp.	4,367,520	18,634
	Megaworld Corp.	213,748,713	17,372
	Semirara Mining & Power Corp. Class A	5,686,142	16,950
	LT Group Inc.	52,077,727	16,639
	Energy Development Corp.	115,940,953	13,997
	International Container Terminal Services Inc.	7,650,152	13,619
*	Bloomberry Resorts Corp.	56,386,472	10,162
	Robinsons Land Corp.	19,004,500	9,765
	Puregold Price Club Inc.	11,487,200	9,588
*	DoubleDragon Properties Corp.	8,573,680	8,926
	Petron Corp.	43,487,300	7,927
	Manila Water Co. Inc.	11,822,200	7,560
	First Gen Corp.	17,446,100	7,506
	Globe Telecom Inc.	167,394	6,955
	Robinsons Retail Holdings Inc.	4,045,830	6,431
	D&L Industries Inc.	23,996,800	6,146
	Vista Land & Lifescapes Inc.	51,551,005	5,459
	Cebu Air Inc.	2,253,640	4,872
	Cosco Capital Inc.	25,754,300	4,207
	Filinvest Land Inc.	110,058,000	3,817
	Lopez Holdings Corp.	20,564,700	3,164
	First Philippine Holdings Corp.	1,876,410	2,723
*	Melco Crown Philippines Resorts Corp.	17,985,000	2,651
	Emperador Inc.	19,166,153	2,451
	Nickel Asia Corp.	15,321,400	1,914
	Travellers International Hotel Group Inc.	7,413,400	490
			1,061,947
Poland (1.5%)
	Polski Koncern Naftowy ORLEN SA	5,167,113	154,422
	Powszechna Kasa Oszczednosci Bank Polski SA	13,945,831	126,971
	Powszechny Zaklad Ubezpieczen SA	9,131,373	100,752
^	Bank Pekao SA	2,521,551	91,382
	KGHM Polska Miedz SA	2,227,492	70,562

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	28,424,912	48,467
*	Bank Zachodni WBK SA	478,483	43,909
	LPP SA	21,218	37,962
	PGE Polska Grupa Energetyczna SA	11,515,737	34,205
*	Alior Bank SA	1,549,735	29,806
*	Grupa Lotos SA	1,624,708	25,310
*	mBank SA	219,188	24,461
^	CCC SA	408,930	23,650
	Asseco Poland SA	1,455,367	20,479
*	Bank Millennium SA	10,950,643	19,532
*	Cyfrowy Polsat SA	3,026,529	18,936
*	CD Projekt SA	998,677	17,450
	KRUK SA	226,599	16,702
*,^	Jastrzebska Spolka Weglowa SA	802,938	16,206
	Grupa Azoty SA	844,101	14,886
*	Tauron Polska Energia SA	17,340,728	14,708
*	Kernel Holding SA	803,569	14,310
	Orange Polska SA	11,110,886	13,251
	Eurocash SA	1,408,182	12,487
	Bank Handlowy w Warszawie SA	585,524	11,305
^	Synthos SA	8,023,077	11,143
*	Enea SA	3,620,791	11,121
^	Energa SA	3,616,436	9,287
	Ciech SA	321,207	6,424
	Budimex SA	87,142	6,176
*,^	PKP Cargo SA	374,719	6,171
*,^	Getin Noble Bank SA	5,875,429	2,815
*	Lubelski Wegiel Bogdanka SA	99,693	1,865
	Neuca SA	18,116	1,834
	Warsaw Stock Exchange	154,826	1,811
*,^	Boryszew SA	498,060	1,488
*	Globe Trade Centre SA	271,919	645
*	Getin Holding SA	1,036,950	353
*	Bioton SA	120,975	221
*	Integer.pl SA	9,495	118
			1,063,583
Qatar (0.9%)
	Qatar National Bank QPSC	3,551,958	140,249
	Industries Qatar QSC	2,443,766	69,987
*	Masraf Al Rayan QSC	5,945,892	68,370
	Ooredoo QSC	1,756,428	50,050
	Qatar Insurance Co. SAQ	2,055,543	40,137
	Qatar Islamic Bank SAQ	953,623	26,424
*	Commercial Bank QSC	3,206,168	26,415
	Qatar Electricity & Water Co. QSC	444,947	25,410
	Qatar Gas Transport Co. Ltd.	4,382,509	23,969
	Qatar Navigation QSC	990,005	19,155
	Doha Bank QSC	2,116,142	18,165
	United Development Co. QSC	2,803,130	14,761
	Barwa Real Estate Co.	1,576,708	14,738
*	Aamal Co.	4,053,147	14,706
*	Vodafone Qatar QSC	5,353,410	13,842
*	Ezdan Holding Group QSC	2,572,962	10,811
*	Qatar International Islamic Bank QSC	615,444	10,641
	Qatari Investors Group QSC	490,168	7,678
	Salam International Investment Ltd. QSC	2,369,430	6,841
	Medicare Group	221,376	5,896
	Gulf International Services QSC	746,690	5,242
	Al Meera Consumer Goods Co. QSC	79,999	3,446
*	Doha Bank QSC Rights to Exp. 05/09/2017	275,676	477
			617,410
Russia (4.0%)
	Sberbank of Russia PJSC	171,870,498	499,208
	Gazprom PJSC ADR	43,552,289	206,767

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Lukoil PJSC ADR	4,164,257	206,700
	Gazprom PJSC	83,607,453	200,844
	Lukoil PJSC	3,234,708	160,282
	Magnit PJSC GDR	4,525,456	158,285
	Novatek PJSC GDR	909,436	110,103
	Novatek PJSC	8,821,587	107,783
	Tatneft PJSC ADR	2,347,298	91,875
	AK Transneft OAO Preference Shares	24,805	83,969
	Mobile TeleSystems PJSC ADR	7,543,256	77,846
	VTB Bank PJSC	60,709,531,072	71,170
	Alrosa PJSC	40,243,800	69,378
	MMC Norilsk Nickel PJSC ADR	4,511,595	69,306
	Rosneft Oil Co. PJSC GDR	11,698,605	64,726
	Tatneft PAO	9,061,292	60,015
	Surgutneftegas OAO Preference Shares	110,617,010	59,283
	MMC Norilsk Nickel PJSC	317,850	48,832
	Surgutneftegas OJSC ADR	9,479,883	46,382
	Moscow Exchange MICEX-RTS PJSC	21,784,118	44,047
	Rosneft Oil Co. PJSC	7,090,655	39,525
	Severstal PAO	2,533,881	34,539
	Novolipetsk Steel PJSC GDR	1,499,822	28,437
	Inter RAO UES PJSC	385,009,670	27,399
	RusHydro PJSC	1,579,839,418	24,843
	VTB Bank PJSC GDR	10,623,828	24,564
	Rostelecom PJSC	18,256,325	23,897
	PhosAgro PJSC GDR	1,510,155	22,274
*	Aeroflot PJSC	6,789,524	20,963
	Sistema PJSC FC GDR	2,177,676	18,291
	Bashneft PJSC	318,389	17,746
	MegaFon PJSC GDR	1,657,992	17,741
	Surgutneftegas OJSC	32,516,249	15,941
	Magnitogorsk Iron & Steel OJSC	23,953,284	14,261
	Federal Grid Co. Unified Energy System JSC	4,093,494,717	14,128
*	LSR Group PJSC GDR	3,411,527	11,313
*	Uralkali PJSC	4,137,243	10,893
	E.ON Russia JSC	230,721,198	10,213
	M.Video PJSC	1,339,614	8,984
	Tatneft PAO Preference Shares	2,069,850	8,657
*	Mechel PJSC	2,688,528	8,367
	Rosseti PJSC	457,705,984	7,722
	Acron PJSC	117,629	6,922
	Bashneft PAO Preference Shares	300,228	6,645
	TMK PJSC GDR	877,440	4,578
*	Raspadskaya OJSC	3,545,583	4,548
*	DIXY Group PJSC	709,702	2,680
	Mosenergo PJSC	58,029,534	2,382
	Severstal PJSC GDR	159,460	2,178
	Mobile TeleSystems PJSC	440,959	2,122
	TGC-1 PJSC	8,801,055,345	1,937
^	Rostelecom PJSC ADR	157,890	1,243
	OGK-2 PJSC	157,137,880	1,113
*	Sollers PJSC	76,039	768
*	Mechel PJSC ADR	127,690	767
	TMK PJSC	396,480	512
	Novolipetsk Steel PJSC	180,757	342
			2,886,236
Singapore (0.0%)
*,^	Beijing Gas Blue Sky Holdings Ltd.	63,592,000	4,659

South Africa (7.7%)
	Naspers Ltd.	6,942,574	1,320,141
	Sasol Ltd.	8,904,685	272,883
	MTN Group Ltd.	28,689,438	271,325
	Standard Bank Group Ltd.	19,457,113	216,063

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Steinhoff International Holdings NV	40,619,040	206,633
	FirstRand Ltd.	48,944,640	182,604
*	Sanlam Ltd.	28,763,995	152,751
^	Remgro Ltd.	8,742,150	145,121
	Aspen Pharmacare Holdings Ltd.	5,798,113	120,261
	Bid Corp. Ltd.	5,443,819	115,328
	Shoprite Holdings Ltd.	7,114,235	111,609
	Growthpoint Properties Ltd.	45,236,325	86,695
	Vodacom Group Ltd.	7,644,663	86,460
	Tiger Brands Ltd.	2,776,645	83,860
	Woolworths Holdings Ltd.	15,459,480	83,800
	AngloGold Ashanti Ltd.	6,580,876	75,364
	Barclays Africa Group Ltd.	6,836,021	75,080
	Sappi Ltd.	9,069,133	67,351
	Bidvest Group Ltd.	5,549,150	66,235
	Redefine Properties Ltd.	79,828,773	65,705
	Nedbank Group Ltd.	3,479,561	58,665
	Discovery Ltd.	5,589,899	55,965
	Life Healthcare Group Holdings Ltd.	25,359,484	54,585
	Mondi Ltd.	2,071,007	53,698
	RMB Holdings Ltd.	11,428,428	52,415
^	Capitec Bank Holdings Ltd.	917,289	52,375
	Netcare Ltd.	25,774,223	51,144
	Truworths International Ltd.	7,486,509	48,476
	Mr Price Group Ltd.	3,857,821	45,348
	Gold Fields Ltd.	13,280,935	43,528
	Clicks Group Ltd.	4,327,801	43,495
	SPAR Group Ltd.	3,180,279	42,865
	Foschini Group Ltd.	3,485,923	41,621
	AVI Ltd.	5,544,654	40,533
	Resilient REIT Ltd.	4,640,767	40,431
	Hyprop Investments Ltd.	4,323,982	39,927
	New Europe Property Investments plc	3,559,506	39,046
	Imperial Holdings Ltd.	2,938,252	37,162
	Brait SE	5,588,875	35,665
*	Impala Platinum Holdings Ltd.	10,832,697	34,760
	Investec Ltd.	4,558,108	34,203
	Barloworld Ltd.	3,571,991	32,177
	PSG Group Ltd.	1,686,638	31,971
	MMI Holdings Ltd.	18,255,821	31,863
	Telkom SA SOC Ltd.	5,394,904	30,193
	Pioneer Foods Group Ltd.	2,368,999	29,220
	Pick n Pay Stores Ltd.	5,987,761	28,449
	Fortress Income Fund Ltd. Class B	10,110,995	25,363
*	Anglo American Platinum Ltd.	979,566	24,189
	Rand Merchant Investment Holdings Ltd.	7,667,161	24,073
	Sibanye Gold Ltd.	11,889,069	23,890
	Coronation Fund Managers Ltd.	4,962,948	23,544
*	Northam Platinum Ltd.	6,139,128	22,799
	Exxaro Resources Ltd.	2,606,587	22,175
	EOH Holdings Ltd.	2,069,977	21,916
	Tongaat Hulett Ltd.	2,060,879	18,606
	Massmart Holdings Ltd.	1,904,319	18,415
	AECI Ltd.	2,053,884	17,802
	JSE Ltd.	1,636,309	17,445
	Liberty Holdings Ltd.	2,119,280	17,089
	Fortress Income Fund Ltd. Class A	12,641,399	16,588
	DataTec Ltd.	3,625,682	15,770
	Reunert Ltd.	2,950,916	15,627
	Omnia Holdings Ltd.	1,190,434	14,188
*	Nampak Ltd.	10,552,490	14,133
*	Attacq Ltd.	11,042,321	14,054
	Harmony Gold Mining Co. Ltd.	6,142,969	13,302
	KAP Industrial Holdings Ltd.	18,821,665	13,186

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Super Group Ltd.	4,648,659	12,789
*,^	Kumba Iron Ore Ltd.	983,526	12,786
	Tsogo Sun Holdings Ltd.	6,667,865	12,561
	Santam Ltd.	663,586	12,274
	Wilson Bayly Holmes-Ovcon Ltd.	1,113,722	11,911
	Famous Brands Ltd.	1,000,375	11,102
	African Rainbow Minerals Ltd.	1,722,343	10,888
*	Rockcastle Global Real Estate Co. Ltd.	4,272,599	10,524
*	PPC Ltd.	21,779,013	10,204
	Vukile Property Fund Ltd.	7,054,153	10,016
	Assore Ltd.	605,503	9,761
	Sun International Ltd.	1,766,188	9,641
	SA Corporate Real Estate Ltd.	23,006,041	9,457
	Murray & Roberts Holdings Ltd.	8,240,698	8,639
	Distell Group Ltd.	840,218	8,453
*	Grindrod Ltd.	8,753,629	7,874
	Alexander Forbes Group Holdings Ltd.	14,908,250	7,191
	Advtech Ltd.	4,986,002	7,130
	Cashbuild Ltd.	244,820	6,653
	Blue Label Telecoms Ltd.	5,224,125	6,631
	Astral Foods Ltd.	557,265	6,477
	Trencor Ltd.	2,018,374	6,077
	Ascendis Health Ltd.	3,174,152	5,926
*	Zeder Investments Ltd.	10,915,762	5,850
	Mpact Ltd.	2,387,690	5,531
	Steinhoff International Holdings NV	1,075,902	5,472
	Emira Property Fund Ltd.	5,059,312	5,300
	Adcock Ingram Holdings Ltd.	1,049,535	4,702
	Peregrine Holdings Ltd.	2,167,841	4,306
*	Metair Investments Ltd.	2,373,332	4,065
*	Curro Holdings Ltd.	1,159,102	4,011
	Oceana Group Ltd.	440,079	3,273
	Arrowhead Properties Ltd.	4,882,311	3,225
*	ArcelorMittal South Africa Ltd.	5,674,642	3,187
	Lewis Group Ltd.	1,109,237	3,141
	Raubex Group Ltd.	1,666,762	3,006
*	Royal Bafokeng Platinum Ltd.	1,124,719	2,971
	City Lodge Hotels Ltd.	265,139	2,952
*	Alviva Holdings Ltd.	1,832,376	2,888
*	Consolidated Infrastructure Group Ltd.	1,913,886	2,604
	Delta Property Fund Ltd.	3,852,637	2,528
	Invicta Holdings Ltd.	539,027	2,207
	MAS Real Estate Inc.	1,315,217	2,204
	Hudaco Industries Ltd.	204,070	2,078
*	Aveng Ltd.	4,804,954	2,050
	Rebosis Property Fund Ltd.	1,977,749	1,804
	DRDGOLD Ltd.	4,552,954	1,776
	Hosken Consolidated Investments Ltd.	166,748	1,727
	Merafe Resources Ltd.	10,873,840	1,349
	Clover Industries Ltd.	1,049,636	1,276
	Adcorp Holdings Ltd.	1,089,842	1,116
	Group Five Ltd.	881,090	1,029
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	22
			5,631,818
South Korea (0.0%)
*,2	CEMEX Holdings Philippines Inc.	26,072,523	3,830

Switzerland (0.0%)
*,2	3SBio Inc.	15,562,500	20,755

Taiwan (15.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	237,443,845	1,529,588

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,955,335	990,623
	Hon Hai Precision Industry Co. Ltd.	241,483,779	790,416
	Largan Precision Co. Ltd.	1,582,135	262,745
	Formosa Plastics Corp.	80,172,560	240,907
	Nan Ya Plastics Corp.	93,124,864	224,313
	Formosa Chemicals & Fibre Corp.	71,875,354	221,016
	Cathay Financial Holding Co. Ltd.	129,406,306	207,388
	Delta Electronics Inc.	36,060,967	202,978
	CTBC Financial Holding Co. Ltd.	302,389,635	188,832
	Fubon Financial Holding Co. Ltd.	118,502,445	185,507
	MediaTek Inc.	24,105,143	173,271
	China Steel Corp.	205,321,074	164,547
	Uni-President Enterprises Corp.	80,387,698	148,395
	Mega Financial Holding Co. Ltd.	181,227,004	145,489
	Advanced Semiconductor Engineering Inc.	105,052,991	131,662
	Catcher Technology Co. Ltd.	11,977,259	122,999
	Asustek Computer Inc.	11,915,958	117,067
	Chunghwa Telecom Co. Ltd.	32,708,913	110,643
	First Financial Holding Co. Ltd.	169,048,569	103,096
	Taiwan Mobile Co. Ltd.	27,029,815	99,799
	E.Sun Financial Holding Co. Ltd.	156,859,457	94,811
	Pegatron Corp.	32,043,181	94,370
	Quanta Computer Inc.	45,245,883	93,734
	Chunghwa Telecom Co. Ltd. ADR	2,651,888	89,740
	President Chain Store Corp.	9,666,647	84,123
	Formosa Petrochemical Corp.	23,655,345	82,686
	Hotai Motor Co. Ltd.	7,167,557	82,604
	Hua Nan Financial Holdings Co. Ltd.	144,606,688	80,975
	Yuanta Financial Holding Co. Ltd.	188,883,634	80,761
	Taiwan Cooperative Financial Holding Co. Ltd.	155,276,397	78,986
	Far EasTone Telecommunications Co. Ltd.	28,375,565	69,876
	China Development Financial Holding Corp.	251,432,649	69,357
	Innolux Corp.	148,279,054	69,208
	Taishin Financial Holding Co. Ltd.	163,663,694	67,482
	Lite-On Technology Corp.	38,032,646	66,342
	Cheng Shin Rubber Industry Co. Ltd.	32,131,883	66,311
	Pou Chen Corp.	46,761,531	65,469
	Taiwan Cement Corp.	55,614,877	64,687
	Far Eastern New Century Corp.	71,408,488	60,083
	Foxconn Technology Co. Ltd.	19,649,849	59,872
	Chang Hwa Commercial Bank Ltd.	95,934,111	55,603
	SinoPac Financial Holdings Co. Ltd.	179,528,098	54,854
	Advantech Co. Ltd.	6,470,619	52,307
	Compal Electronics Inc.	75,967,629	50,855
	China Life Insurance Co. Ltd. (XTAI)	53,300,720	49,629
	Wistron Corp.	46,590,878	43,986
	Asia Cement Corp.	43,248,529	42,701
^	United Microelectronics Corp. ADR	21,676,712	42,053
	Inventec Corp.	53,937,489	40,108
	United Microelectronics Corp.	98,295,970	39,293
	Novatek Microelectronics Corp.	10,061,817	38,666
	AU Optronics Corp.	92,924,669	38,620
*	Shin Kong Financial Holding Co. Ltd.	136,279,661	36,320
	Chailease Holding Co. Ltd.	13,769,000	35,079
	Siliconware Precision Industries Co. Ltd.	21,475,906	34,803
	Teco Electric and Machinery Co. Ltd.	34,270,000	33,939
	Powertech Technology Inc.	10,613,000	33,295
	Eclat Textile Co. Ltd.	3,043,950	33,291
	Giant Manufacturing Co. Ltd.	5,298,790	32,020
	Vanguard International Semiconductor Corp.	16,320,000	31,125
*	HTC Corp.	12,593,225	30,218
	Realtek Semiconductor Corp.	8,528,241	28,840
	Siliconware Precision Industries Co. Ltd. ADR	3,537,189	28,545
	Win Semiconductors Corp.	6,229,292	27,742

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Synnex Technology International Corp.	25,440,907	27,566
	Chicony Electronics Co. Ltd.	10,405,199	27,456
	Yageo Corp.	7,339,387	25,905
	WPG Holdings Ltd.	20,380,000	25,835
	Walsin Lihwa Corp.	56,469,443	25,311
	Acer Inc.	52,971,632	25,002
	AU Optronics Corp. ADR	6,156,232	24,871
	Feng TAY Enterprise Co. Ltd.	6,272,391	24,103
	Airtac International Group	2,082,000	23,800
	Taiwan Business Bank	83,427,215	23,054
	Phison Electronics Corp.	2,427,000	22,846
	Highwealth Construction Corp.	13,482,000	22,727
	Winbond Electronics Corp.	40,255,000	22,724
	Merida Industry Co. Ltd.	3,971,000	21,310
	Micro-Star International Co. Ltd.	10,448,000	20,927
	Hiwin Technologies Corp.	3,266,580	20,815
	Formosa Taffeta Co. Ltd.	19,732,868	20,596
	Nien Made Enterprise Co. Ltd.	2,009,000	20,321
	Tripod Technology Corp.	6,966,000	19,687
	Transcend Information Inc.	5,690,981	19,423
	Taiwan Fertilizer Co. Ltd.	14,126,100	19,096
*	Ruentex Development Co. Ltd.	15,434,000	18,834
	Eternal Materials Co. Ltd.	16,245,232	17,383
	Accton Technology Corp.	7,655,000	17,365
*	Epistar Corp.	17,286,732	17,168
	Eva Airways Corp.	34,893,854	17,155
*	TPK Holding Co. Ltd.	4,796,018	17,134
	Elite Material Co. Ltd.	4,180,246	16,673
	Ruentex Industries Ltd.	10,313,000	16,581
	CTCI Corp.	9,278,000	16,245
	Chroma ATE Inc.	5,173,000	16,172
	Nanya Technology Corp.	10,118,246	16,122
*	TaiMed Biologics Inc.	2,652,000	15,941
	LCY Chemical Corp.	10,878,000	15,636
	Walsin Technology Corp.	7,903,300	15,114
	Unimicron Technology Corp.	24,533,754	15,107
	Silergy Corp.	832,620	15,056
	Merry Electronics Co. Ltd.	2,520,528	14,920
	Capital Securities Corp.	44,798,422	14,828
	Feng Hsin Steel Co. Ltd.	8,744,310	14,772
*	Taiwan Glass Industry Corp.	28,595,818	14,602
	Taiwan Secom Co. Ltd.	4,994,805	14,585
	Zhen Ding Technology Holding Ltd.	6,160,000	14,404
	eMemory Technology Inc.	1,044,000	14,375
	Poya International Co. Ltd.	1,038,320	14,185
	Simplo Technology Co. Ltd.	4,229,000	14,146
	King Slide Works Co. Ltd.	909,000	13,991
	Yulon Motor Co. Ltd.	15,238,584	13,786
*	Evergreen Marine Corp. Taiwan Ltd.	30,766,358	13,568
	King Yuan Electronics Co. Ltd.	14,928,000	13,476
	China Airlines Ltd.	42,910,050	13,293
*	Genius Electronic Optical Co. Ltd.	1,131,775	13,223
	St. Shine Optical Co. Ltd.	678,000	13,124
	Qisda Corp.	20,437,000	13,003
	Globalwafers Co. Ltd.	1,793,000	12,801
	Hota Industrial Manufacturing Co. Ltd.	2,894,562	12,748
	Kenda Rubber Industrial Co. Ltd.	7,887,571	12,699
	E Ink Holdings Inc.	12,416,000	12,665
*	Tatung Co. Ltd.	34,587,000	12,641
	Standard Foods Corp.	5,120,580	12,636
	Radiant Opto-Electronics Corp.	5,976,291	12,458
	Chipbond Technology Corp.	8,334,000	12,429
*	China Petrochemical Development Corp.	32,859,000	12,406
	FLEXium Interconnect Inc.	3,274,278	12,151

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tong Yang Industry Co. Ltd.	7,097,000	12,043
	Far Eastern International Bank	38,281,521	11,988
	Taiwan Paiho Ltd.	3,568,000	11,871
	China Motor Corp.	13,022,000	11,848
	King's Town Bank Co. Ltd.	12,112,000	11,637
	Wistron NeWeb Corp.	3,936,350	11,292
	TSRC Corp.	9,848,000	11,270
	Chin-Poon Industrial Co. Ltd.	5,491,000	11,195
	Sino-American Silicon Products Inc.	7,687,292	11,152
*	HannStar Display Corp.	41,398,000	11,123
	General Interface Solution Holding Ltd.	1,956,000	10,906
	Parade Technologies Ltd.	898,000	10,535
	Kinsus Interconnect Technology Corp.	4,046,000	10,517
	Cheng Uei Precision Industry Co. Ltd.	7,426,473	10,425
	Long Chen Paper Co. Ltd.	11,444,523	10,308
	Makalot Industrial Co. Ltd.	2,434,987	10,250
	Oriental Union Chemical Corp.	13,450,000	10,024
	Everlight Electronics Co. Ltd.	6,330,000	9,962
	Compeq Manufacturing Co. Ltd.	13,420,000	9,874
	PChome Online Inc.	1,144,134	9,772
	Grape King Bio Ltd.	1,513,039	9,748
	TTY Biopharm Co. Ltd.	2,815,000	9,598
*	Chunghwa Precision Test Tech Co. Ltd.	244,443	9,510
	ITEQ Corp.	6,199,000	9,291
	Land Mark Optoelectronics Corp.	1,057,900	9,275
	YFY Inc.	25,564,000	9,060
*	PharmaEssentia Corp.	1,799,812	8,972
	U-Ming Marine Transport Corp.	8,648,356	8,747
	WT Microelectronics Co. Ltd.	6,029,050	8,649
	Cub Elecparts Inc.	820,270	8,587
	Gigabyte Technology Co. Ltd.	6,457,000	8,543
	Cathay Real Estate Development Co. Ltd.	12,713,700	8,536
	Nan Kang Rubber Tire Co. Ltd.	8,839,000	8,437
	Gourmet Master Co. Ltd.	834,500	8,380
	Sercomm Corp.	3,303,000	8,324
	Lien Hwa Industrial Corp.	9,045,875	8,200
	Wan Hai Lines Ltd.	14,768,450	8,182
	Topco Scientific Co. Ltd.	2,494,300	8,160
	Coretronic Corp.	5,747,400	8,139
	Mitac Holdings Corp.	7,697,691	8,117
	A-DATA Technology Co. Ltd.	3,393,000	8,032
	AmTRAN Technology Co. Ltd.	10,994,000	7,991
	Voltronic Power Technology Corp.	558,355	7,969
	Taichung Commercial Bank Co. Ltd.	24,292,486	7,888
*	Asia Pacific Telecom Co. Ltd.	24,447,000	7,876
	Sinbon Electronics Co. Ltd.	3,180,315	7,848
	Great Wall Enterprise Co. Ltd.	8,104,000	7,832
	Huaku Development Co. Ltd.	3,395,000	7,786
	OptoTech Corp.	13,161,000	7,743
	Elan Microelectronics Corp.	5,446,000	7,714
	Tong Hsing Electronic Industries Ltd.	1,812,000	7,683
	Advanced Ceramic X Corp.	720,615	7,588
	China Bills Finance Corp.	15,299,000	7,505
	President Securities Corp.	16,722,954	7,451
	Ardentec Corp.	9,038,317	7,420
	Clevo Co.	8,064,000	7,384
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,527,000	7,301
*	ASPEED Technology Inc.	373,000	7,233
	Greatek Electronics Inc.	4,995,000	7,016
	Grand Pacific Petrochemical	10,646,000	6,962
	Yungtay Engineering Co. Ltd.	4,180,000	6,923
	Sanyang Motor Co. Ltd.	9,510,000	6,761
	Kinpo Electronics	17,817,000	6,667
	Tung Ho Steel Enterprise Corp.	8,250,000	6,657

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Ennoconn Corp.	603,085	6,553
	Primax Electronics Ltd.	3,925,000	6,542
	United Integrated Services Co. Ltd.	2,985,000	6,372
*	Yieh Phui Enterprise Co. Ltd.	15,565,000	6,365
	Ton Yi Industrial Corp.	13,131,000	6,352
*	Asia Optical Co. Inc.	3,302,000	6,339
	Tung Thih Electronic Co. Ltd.	915,000	6,269
	Getac Technology Corp.	4,799,000	6,220
*	Center Laboratories Inc.	3,216,568	6,127
	Waterland Financial Holdings Co. Ltd.	19,918,166	6,107
	Sigurd Microelectronics Corp.	6,841,000	6,073
	Chong Hong Construction Co. Ltd.	2,570,000	5,992
	Elite Advanced Laser Corp.	1,346,371	5,935
	China General Plastics Corp.	6,704,160	5,918
	PharmaEngine Inc.	952,764	5,893
	Taiwan Styrene Monomer	7,648,000	5,863
	China Steel Chemical Corp.	1,469,000	5,818
	TA Chen Stainless Pipe	10,379,865	5,703
	Holtek Semiconductor Inc.	3,061,000	5,678
	Lextar Electronics Corp.	7,921,000	5,472
	TXC Corp.	3,694,000	5,445
*	Charoen Pokphand Enterprise	2,880,476	5,424
	Flytech Technology Co. Ltd.	1,588,000	5,417
	Far Eastern Department Stores Ltd.	10,201,000	5,392
*	Mercuries Life Insurance Co. Ltd.	10,481,745	5,368
	FocalTech Systems Co. Ltd.	4,342,000	5,362
	Cheng Loong Corp.	11,304,000	5,355
*	Egis Technology Inc.	970,100	5,344
*	Neo Solar Power Corp.	11,463,242	5,336
	Shin Zu Shing Co. Ltd.	1,924,000	5,332
	Namchow Chemical Industrial Co. Ltd.	2,629,000	5,312
	Tainan Spinning Co. Ltd.	11,491,000	5,296
	Pharmally International Holding Co. Ltd.	336,000	5,293
*	Yang Ming Marine Transport Corp.	11,976,237	5,274
	Taiwan Semiconductor Co. Ltd.	3,913,000	5,158
	USI Corp.	10,225,000	5,130
	Pan-International Industrial Corp.	5,496,000	5,122
	Farglory Land Development Co. Ltd.	3,755,000	5,090
	IEI Integration Corp.	3,347,000	5,082
	Depo Auto Parts Ind Co. Ltd.	1,748,000	5,037
	Taiwan PCB Techvest Co. Ltd.	4,710,000	5,036
	Taiwan Acceptance Corp.	1,707,000	5,006
	Taiwan TEA Corp.	9,154,000	4,960
	Ginko International Co. Ltd.	602,000	4,953
	Pixart Imaging Inc.	1,878,000	4,914
	Lung Yen Life Service Corp.	2,535,000	4,812
	AcBel Polytech Inc.	6,135,000	4,758
	Elite Semiconductor Memory Technology Inc.	3,425,000	4,745
	Aten International Co. Ltd.	1,715,000	4,719
	Hu Lane Associate Inc.	961,000	4,698
	China Synthetic Rubber Corp.	4,561,000	4,613
	Prince Housing & Development Corp.	11,639,000	4,610
*	Wafer Works Corp.	7,227,647	4,523
	Visual Photonics Epitaxy Co. Ltd.	2,401,500	4,519
	ScinoPharm Taiwan Ltd.	3,277,400	4,499
*	Motech Industries Inc.	5,095,000	4,498
*	Orient Semiconductor Electronics Ltd.	13,772,000	4,483
	YungShin Global Holding Corp.	3,021,000	4,481
	Gemtek Technology Corp.	3,989,000	4,478
	Wah Lee Industrial Corp.	2,720,000	4,469
	Taiwan Land Development Corp.	11,881,201	4,448
	Bizlink Holding Inc.	743,191	4,447
	Casetek Holdings Ltd.	1,499,000	4,443
	Mercuries & Associates Holding Ltd.	5,558,800	4,440

65

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Cleanaway Co. Ltd.	776,000	4,423
	Taiwan Shin Kong Security Co. Ltd.	3,343,000	4,421
	Syncmold Enterprise Corp.	1,982,000	4,393
	YC INOX Co. Ltd.	5,323,200	4,343
*	Gintech Energy Corp.	7,457,705	4,296
*	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	4,266
	Sitronix Technology Corp.	1,420,000	4,262
	International Games System Co. Ltd.	661,000	4,238
	Posiflex Technology Inc.	772,425	4,209
*	TCI Co. Ltd.	722,652	4,189
	Pan Jit International Inc.	7,277,000	4,156
	Gloria Material Technology Corp.	6,385,640	4,154
*	Ritek Corp.	24,366,586	4,132
	Taiwan Surface Mounting Technology Corp.	4,601,000	4,083
	Systex Corp.	2,022,000	4,061
	Adlink Technology Inc.	1,843,790	4,049
	Shinkong Synthetic Fibers Corp.	13,471,000	4,042
	CyberTAN Technology Inc.	6,098,000	3,979
	Test Research Inc.	2,969,000	3,951
	Zeng Hsing Industrial Co. Ltd.	777,000	3,900
	ITE Technology Inc.	3,336,000	3,899
	Global Unichip Corp.	1,114,000	3,893
	Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	3,889
	Soft-World International Corp.	1,702,000	3,886
	Sampo Corp.	6,331,000	3,883
*	Iron Force Industrial Co. Ltd.	717,000	3,868
*	CMC Magnetics Corp.	30,868,000	3,852
	Everlight Chemical Industrial Corp.	5,845,200	3,796
	Lite-On Semiconductor Corp.	3,846,000	3,790
	Firich Enterprises Co. Ltd.	2,438,210	3,781
	China Man-Made Fiber Corp.	14,408,050	3,778
	Sunplus Technology Co. Ltd.	9,365,000	3,736
	UPC Technology Corp.	8,708,000	3,734
*	Radium Life Tech Co. Ltd.	7,886,000	3,711
	Chaun-Choung Technology Corp.	945,000	3,707
	Darfon Electronics Corp.	4,273,000	3,697
	Wowprime Corp.	725,000	3,664
	Basso Industry Corp.	1,277,000	3,639
	Nan Ya Printed Circuit Board Corp.	4,144,521	3,631
	BES Engineering Corp.	17,308,000	3,586
	Sporton International Inc.	604,313	3,575
	Lingsen Precision Industries Ltd.	7,333,000	3,472
	Hung Sheng Construction Ltd.	5,382,000	3,441
	Rechi Precision Co. Ltd.	3,166,000	3,430
	Goldsun Building Materials Co. Ltd.	12,560,000	3,424
	Unitech Printed Circuit Board Corp.	9,089,000	3,421
	Xxentria Technology Materials Corp.	1,448,000	3,398
	Formosa International Hotels Corp.	647,000	3,387
	Taiwan FamilyMart Co. Ltd.	497,000	3,381
*	Sunny Friend Environmental Technology Co. Ltd.	698,000	3,376
	Taiflex Scientific Co. Ltd.	2,698,920	3,315
	Faraday Technology Corp.	2,709,000	3,287
	Yulon Nissan Motor Co. Ltd.	416,188	3,281
	Li Cheng Enterprise Co. Ltd.	1,241,920	3,280
	Chlitina Holding Ltd.	674,000	3,235
	Test Rite International Co. Ltd.	4,897,000	3,230
	Advanced Wireless Semiconductor Co.	1,586,000	3,223
	Advanced Semiconductor Engineering Inc. ADR	514,800	3,223
	Career Technology MFG. Co. Ltd.	4,794,000	3,223
	Kinik Co.	1,381,000	3,215
*	Microbio Co. Ltd.	4,422,000	3,194
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,105,000	3,188
	D-Link Corp.	7,598,000	3,157
	Green Seal Holding Ltd.	643,000	3,149

66

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Universal Cement Corp.	3,609,700	3,119
	Darwin Precisions Corp.	6,784,000	3,102
*	Wei Chuan Foods Corp.	5,030,000	3,082
*	Ho Tung Chemical Corp.	10,210,550	3,052
*	HannsTouch Solution Inc.	8,494,000	3,019
	San Shing Fastech Corp.	1,690,000	3,014
	Jih Sun Financial Holdings Co. Ltd.	12,624,647	2,984
	TYC Brother Industrial Co. Ltd.	2,895,000	2,982
	Asia Vital Components Co. Ltd.	3,556,000	2,957
	Lealea Enterprise Co. Ltd.	10,678,000	2,951
*	Ichia Technologies Inc.	4,266,000	2,930
*	Gigastorage Corp.	4,036,000	2,916
	Formosan Rubber Group Inc.	5,175,703	2,855
	Long Bon International Co. Ltd.	5,204,000	2,854
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,841
	Quanta Storage Inc.	2,255,000	2,830
	Nan Liu Enterprise Co. Ltd.	563,000	2,797
	Kindom Construction Corp.	4,431,000	2,794
	Tyntek Corp.	5,985,000	2,786
*	Unizyx Holding Corp.	5,295,000	2,780
	Global Mixed Mode Technology Inc.	1,153,000	2,716
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,700
	Hsin Kuang Steel Co. Ltd.	3,541,000	2,673
	Jess-Link Products Co. Ltd.	2,649,000	2,671
	Wisdom Marine Lines Co. Ltd.	2,470,725	2,662
*	Etron Technology Inc.	6,578,000	2,659
	Vivotek Inc.	902,519	2,652
	KEE TAI Properties Co. Ltd.	7,078,000	2,602
	China Metal Products	2,658,000	2,602
	Dynapack International Technology Corp.	1,939,000	2,598
	Brogent Technologies Inc.	407,000	2,593
	Alpha Networks Inc.	3,138,000	2,549
	Jentech Precision Industrial Co. Ltd.	1,093,000	2,534
	Asia Polymer Corp.	4,114,740	2,529
	Toung Loong Textile Manufacturing	967,000	2,526
*	Medigen Biotechnology Corp.	1,336,000	2,511
	Holy Stone Enterprise Co. Ltd.	1,818,000	2,505
	Sonix Technology Co. Ltd.	2,123,000	2,497
	Taiyen Biotech Co. Ltd.	2,457,000	2,486
	Taiwan Cogeneration Corp.	3,179,000	2,434
	Sunrex Technology Corp.	3,865,363	2,425
	Ability Enterprise Co. Ltd.	3,587,491	2,383
	Weltrend Semiconductor	2,617,000	2,381
	Federal Corp.	5,135,040	2,355
	WUS Printed Circuit Co. Ltd.	3,816,000	2,312
*	Gold Circuit Electronics Ltd.	6,265,000	2,300
	Unity Opto Technology Co. Ltd.	5,295,000	2,289
	Globe Union Industrial Corp.	3,939,000	2,281
	Gigasolar Materials Corp.	260,000	2,279
	Senao International Co. Ltd.	1,290,000	2,261
	Huang Hsiang Construction Corp.	1,545,000	2,246
	MIN AIK Technology Co. Ltd.	2,159,000	2,219
	L&K Engineering Co. Ltd.	1,906,000	2,179
*	Global Brands Manufacture Ltd.	5,173,000	2,100
	Kuoyang Construction Co. Ltd.	4,577,000	2,093
	Elitegroup Computer Systems Co. Ltd.	3,216,000	2,092
	Masterlink Securities Corp.	7,376,670	2,063
*	Shining Building Business Co. Ltd.	5,696,000	2,001
	CHC Healthcare Group	1,412,899	1,991
	Sinyi Realty Inc.	1,703,000	1,957
*	Solartech Energy Corp.	4,499,000	1,916
	Sheng Yu Steel Co. Ltd.	1,687,000	1,898
	Cyberlink Corp.	852,000	1,892
*	Li Peng Enterprise Co. Ltd.	7,079,000	1,890

67

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Lotes Co. Ltd.	489,000	1,887
*	Swancor Holding Co. Ltd.	845,000	1,885
	Chimei Materials Technology Corp.	3,740,000	1,882
	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,865
	Altek Corp.	2,092,000	1,862
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,859
*	Phihong Technology Co. Ltd.	3,758,000	1,803
*	AGV Products Corp.	7,062,370	1,762
	Tsann Kuen Enterprise Co. Ltd.	1,773,000	1,751
	Rich Development Co. Ltd.	5,537,000	1,704
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	626,000	1,701
	ACES Electronic Co. Ltd.	2,045,000	1,693
*	Silicon Integrated Systems Corp.	7,452,468	1,660
	Infortrend Technology Inc.	2,973,000	1,644
*	E-Ton Solar Tech Co. Ltd.	5,429,000	1,643
	Zinwell Corp.	1,493,000	1,594
	CSBC Corp. Taiwan	3,374,000	1,571
*	ALI Corp.	2,977,000	1,529
*	Lotus Pharmaceutical Co. Ltd.	862,000	1,528
*	Green Energy Technology Inc.	2,940,000	1,528
*	TWi Pharmaceuticals Inc.	527,000	1,485
	FSP Technology Inc.	1,896,120	1,479
	Evergreen International Storage & Transport Corp.	3,228,000	1,464
	GeoVision Inc.	1,068,079	1,458
	Nien Hsing Textile Co. Ltd.	1,625,000	1,437
	Sincere Navigation Corp.	2,046,000	1,421
	Chun Yuan Steel	3,524,000	1,408
	Chung Hwa Pulp Corp.	4,020,000	1,339
	Topkey Corp.	367,615	1,328
	ENG Electric Co. Ltd.	2,203,560	1,280
	Concord Securities Co. Ltd.	5,500,000	1,246
*	G Tech Optoelectronics Corp.	2,016,481	1,170
*	China Electric Manufacturing Corp.	4,538,000	1,165
	Bank of Kaohsiung Co. Ltd.	3,595,284	1,156
*	King's Town Construction Co. Ltd.	1,429,000	1,132
	Johnson Health Tech Co. Ltd.	787,000	1,095
	Kuo Toong International Co. Ltd.	1,610,950	1,088
*	Taiwan Liposome Co. Ltd.	250,000	967
	Ambassador Hotel	1,239,000	959
*	Ta Ya Electric Wire & Cable	4,319,000	894
*	Shih Wei Navigation Co. Ltd.	2,512,000	832
*	Dynamic Electronics Co. Ltd.	2,613,000	788
	Microlife Corp.	342,000	783
	Taiwan Fire & Marine Insurance Co. Ltd.	1,202,000	755
*	LES Enphants Co. Ltd.	2,016,000	735
	Chinese Maritime Transport Ltd.	755,370	715
	Advanced International Multitech Co. Ltd.	561,000	517
*	Champion Building Materials Co. Ltd.	1,817,000	470
	Continental Holdings Corp.	1,216,000	439
	XPEC Entertainment Inc.	988,965	433
	Taiwan Sanyo Electric Co. Ltd.	53,000	44
			11,304,467
Thailand (3.8%)
*	PTT PCL	15,135,200	169,911
*	CP ALL PCL (Local)	82,145,541	144,904
*	Siam Commercial Bank PCL (Local)	28,680,909	129,119
^	Siam Cement PCL NVDR	8,048,300	124,623
*	Advanced Info Service PCL (Local)	20,015,615	101,173
*	Airports of Thailand PCL	71,182,514	82,810
*	Bangkok Dusit Medical Services PCL	135,758,400	79,619
	PTT PCL (Foreign)	6,889,001	77,337
^	Siam Cement PCL (Foreign)	4,783,417	74,068
*	Kasikornbank PCL	12,701,200	67,873
*	PTT Exploration and Production PCL (Local)	23,510,124	65,968

68

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Central Pattana PCL	37,717,528	65,358
	Kasikornbank PCL	10,273,700	54,900
*	Minor International PCL	49,452,430	53,215
	Kasikornbank PCL (Foreign)	9,526,187	50,906
*	Bangkok Bank PCL (Local)	8,461,743	43,862
	Intouch Holdings PCL	27,390,250	42,335
	Siam Commercial Bank PCL	9,000,000	40,517
	PTT Global Chemical PCL (XBKK)	18,426,007	39,883
	Krung Thai Bank PCL (Foreign)	67,546,051	38,619
*	Thai Oil PCL	15,760,400	35,513
*	Charoen Pokphand Foods PCL	42,045,300	32,473
*	Bumrungrad Hospital PCL	6,232,304	31,592
*	Electricity Generating PCL	4,480,200	28,492
*	BTS Group Holdings PCL	112,451,000	27,610
*	PTT Global Chemical PCL (XBKK)	12,649,500	27,380
*	TMB Bank PCL	410,084,400	27,003
^	Land & Houses PCL	90,677,180	26,980
*	Banpu PCL (Local)	48,583,700	26,971
*	Delta Electronics Thailand PCL	9,259,400	24,622
*	Home Product Center PCL	87,051,679	24,398
*	Bangkok Expressway & Metro PCL	116,150,903	24,154
*	Thai Union Group PCL	38,022,600	23,406
^	IRPC PCL (Foreign)	140,033,859	22,644
*	True Corp. PCL (XBKK)	110,832,177	20,954
*	KCE Electronics PCL	6,779,100	20,849
*	Digital Telecommunications Infrastructure Fund	48,981,800	20,092
^	Charoen Pokphand Foods PCL (Foreign)	25,065,300	19,359
^	Indorama Ventures PCL (XBKK)	18,147,064	19,242
*	Kiatnakin Bank PCL	9,394,300	18,516
*	Thanachart Capital PCL	13,167,600	17,962
*	OBI Pharma Inc.	1,793,000	16,852
*	BTS Rail Mass Transit Growth Infrastructure Fund	48,113,100	15,575
*	Bangchak Corp. PCL	16,735,500	15,463
^	Ratchaburi Electricity Generating Holding PCL	10,519,400	15,195
*	Total Access Communication PCL (Local)	12,651,600	15,161
	Glow Energy PCL (Foreign)	6,332,855	15,005
*	Jasmine Broadband Internet Infrastructure Fund	44,454,900	14,774
*	Robinson Department Store PCL	7,882,500	14,237
	Krung Thai Bank PCL	24,389,000	13,944
*	Hana Microelectronics PCL	10,875,400	13,351
*	CH Karnchang PCL	16,162,000	12,724
	Bangkok Life Assurance PCL	8,966,000	12,497
*	Supalai PCL	17,137,000	12,178
*	Sino-Thai Engineering & Construction PCL	17,293,600	12,142
*	Central Plaza Hotel PCL	12,061,000	12,108
*	Siam Global House PCL	25,135,083	11,835
*	Siam City Cement PCL (Local)	1,473,083	11,791
*,^	True Corp. PCL (XBKK)	58,468,443	11,054
*	Bangkok Land PCL	203,206,100	10,982
*	Tisco Financial Group PCL	4,956,900	10,922
*	Muangthai Leasing PCL	12,429,200	10,769
*,^	Tisco Financial Group PCL	4,883,800	10,761
*	Berli Jucker PCL	8,280,100	10,418
*	Srisawad Power 1979 PCL	7,903,005	10,098
^	Berli Jucker PCL	7,948,085	9,995
*	Sansiri PCL (Local)	160,906,100	9,761
*	Major Cineplex Group PCL	9,440,800	9,546
*,2	Star Petroleum Refining PCL	24,856,100	9,474
*	Superblock PCL	213,483,400	9,318
*	TPI Polene PCL	136,882,800	9,260
*	Krungthai Card PCL	2,341,400	9,165
*	AP Thailand PCL	39,303,200	9,020
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	17,895,200	8,694
*	Thai Airways International PCL	16,933,400	8,362

69

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Amata Corp. PCL	16,709,600	8,304
*	Thai Vegetable Oil PCL	7,667,400	8,089
*	Quality Houses PCL	108,625,900	8,028
*	Carabao Group PCL	4,197,600	7,964
*	Italian-Thai Development PCL	58,962,800	7,666
*	Tipco Asphalt PCL	10,527,100	7,601
*	Sri Trang Agro-Industry PCL	14,413,700	7,483
	Banpu PCL	13,443,547	7,463
*	Gunkul Engineering PCL	54,610,862	7,450
*	Bangkok Chain Hospital PCL	19,494,300	7,372
*	Dynasty Ceramic PCL	60,494,500	7,098
*	Vibhavadi Medical Center PCL	85,295,000	7,044
*	Esso Thailand PCL	20,831,377	7,041
*	VGI Global Media PCL	49,001,800	6,991
*	Pruksa Real Estate PCL	11,775,000	6,893
*	Chularat Hospital PCL	100,191,500	6,891
^	BEC World PCL (Foreign)	12,745,925	6,888
*	Indorama Ventures PCL (XBKK)	6,225,400	6,601
*	TTW PCL	21,709,500	6,588
*	Jasmine International PCL	26,452,000	6,573
*	Group Lease PCL	10,047,679	6,462
*	Thoresen Thai Agencies PCL	23,583,800	6,233
	Unique Engineering & Construction PCL	12,263,000	5,953
*	Thaicom PCL	11,298,800	5,938
*	PTG Energy PCL	8,783,700	5,729
*	Taokaenoi Food & Marketing PCL	8,391,443	5,689
*	IRPC PCL	34,100,300	5,514
*	Siam Cement PCL	353,700	5,477
*	LPN Development PCL	16,212,400	5,476
*	CK Power PCL	57,280,900	5,130
*	Bangkok Airways PCL	8,706,000	5,106
*	IMPACT Growth REIT	12,120,400	5,078
*	GFPT PCL	9,532,000	5,030
	Global Power Synergy Co. Ltd.	4,992,400	4,977
*	SPCG PCL	8,234,300	4,949
*	Samart Corp. PCL	11,570,400	4,946
*	Beauty Community PCL	16,630,103	4,729
*	WHA Corp. PCL	51,293,100	4,655
*	TICON Industrial Connection PCL	10,273,500	4,151
*	Cal-Comp Electronics Thailand PCL	46,736,400	3,834
*	Univentures PCL	18,264,200	3,665
*	Precious Shipping PCL	12,566,800	3,437
	Thai Union Frozen Products PCL (Foreign)	5,564,800	3,426
*	Thaifoods Group PCL	18,062,700	3,283
*	BEC World PCL	5,752,100	3,109
	momo.com Inc.	380,000	2,721
*	Intouch Holdings PCL	1,489,600	2,302
*	Inter Far East Energy Corp.	25,054,900	2,245
*	U City PCL	2,339,863,000	2,029
*	Glow Energy PCL	837,700	1,985
*	Thai Reinsurance PCL	33,312,300	1,839
*,^	Group Lease PCL	2,827,000	1,818
^	Bangkok Bank PCL (Foreign)	282,900	1,528
*	Krung Thai Bank PCL	2,591,100	1,481
*	Maybank Kim Eng Securities Thailand PCL	2,314,100	1,471
	Thanachart Capital PCL	769,000	1,049
	Central Pattana PCL	456,400	791
*	Land & Houses PCL	2,587,200	770
*,^	Minor International PCL (Foreign)	662,651	713
^	Siam Commercial Bank PCL (Foreign)	145,000	653
*	CP ALL PCL (Foreign)	310,200	547
^	Kiatnakin Bank PCL	187,800	370
*	Siam City Cement PCL Rights Exp. 05/15/2017	434,041	339
^	Electricity Generating PCL (Foreign)	41,600	265

70

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Italian-Thai Development PCL	1,815,000	236
*	Pruksa Holding PCL	282,800	184
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,785,490	—
			2,762,983
Turkey (1.3%)
*	Turkiye Garanti Bankasi AS	33,363,256	90,063
	Akbank TAS	33,187,253	88,828
	BIM Birlesik Magazalar AS	3,697,820	60,403
*	Tupras Turkiye Petrol Rafinerileri AS	1,978,422	49,836
*	KOC Holding AS	10,334,368	48,569
*	Turkcell Iletisim Hizmetleri AS	13,181,049	46,117
*	Turkiye Is Bankasi	22,755,035	44,908
*	Haci Omer Sabanci Holding AS (Bearer)	13,925,648	41,475
	Eregli Demir ve Celik Fabrikalari TAS	22,483,092	41,185
*	Turkiye Halk Bankasi AS	10,791,437	35,779
	Turkiye Vakiflar Bankasi TAO	18,660,672	31,877
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,099,587	28,311
*	Arcelik AS	3,144,641	20,965
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,453,745	19,465
*	Yapi ve Kredi Bankasi AS	15,926,741	19,320
*	Tofas Turk Otomobil Fabrikasi AS	2,219,804	18,483
	Aselsan Elektronik Sanayi Ve Ticaret AS	3,206,791	17,631
	Turk Telekomunikasyon AS	9,643,232	17,314
*	Turk Hava Yollari AO	9,765,166	16,655
*	Ulker Biskuvi Sanayi AS	2,874,874	16,330
	Enka Insaat ve Sanayi AS	10,405,282	15,990
	Petkim Petrokimya Holding AS	10,924,137	15,098
	Ford Otomotiv Sanayi AS	1,335,017	14,838
	Turkiye Sise ve Cam Fabrikalari AS	10,552,677	13,247
	Coca-Cola Icecek AS	1,204,892	12,255
	TAV Havalimanlari Holding AS	2,717,589	11,319
	Turkiye Sinai Kalkinma Bankasi AS	18,034,142	7,660
*	Soda Sanayii AS	3,597,410	6,490
*	Aygaz AS	1,457,751	5,815
*	Turk Traktor ve Ziraat Makineleri AS	234,565	5,149
	Yazicilar Holding AS Class A	757,359	4,903
	Tekfen Holding AS	1,513,058	3,900
*	Koza Altin Isletmeleri AS	716,950	3,896
*	Migros Ticaret AS	558,869	3,827
	Otokar Otomotiv Ve Savunma Sanayi AS	89,815	3,355
*	Dogus Otomotiv Servis ve Ticaret AS	1,153,275	2,953
*	Trakya Cam Sanayii AS	2,842,130	2,752
	Akcansa Cimento AS	743,848	2,574
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	6,635,703	2,464
	Cimsa Cimento Sanayi VE Ticaret AS	574,305	2,423
*	Pegasus Hava Tasimaciligi AS	463,032	2,078
*	Dogan Sirketler Grubu Holding AS	9,568,011	1,992
	Is Gayrimenkul Yatirim Ortakligi AS	4,955,679	1,939
*	Logo Yazilim Sanayi Ve Ticaret AS	114,110	1,867
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	1,691
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,387,318	1,381
*	Aksa Enerji Uretim AS Class B	1,602,685	1,348
*	Afyon Cimento Sanayi TAS	522,147	1,317
*	Aksa Akrilik Kimya Sanayii AS	409,272	1,222
	Torunlar Gayrimenkul Yatirim Ortakligi AS	737,083	1,077
*	Tat Gida Sanayi AS	562,406	1,057
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	781,402	933
*	Zorlu Enerji Elektrik Uretim AS	2,628,045	858
*	Sekerbank TAS	2,539,127	858
	Gubre Fabrikalari TAS	564,159	775
*	EGE Endustri VE Ticaret AS	10,840	772
*	Vestel Elektronik Sanayi ve Ticaret AS	372,155	763
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	33,446	743
*	Aksigorta AS	966,287	718

71

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	NET Holding AS	976,703	701
*	Vakif Gayrimenkul Yatirim Ortakligi AS	751,150	571
	Anadolu Hayat Emeklilik AS	374,246	570
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,045,405	563
	AvivaSA Emeklilik ve Hayat AS	91,652	506
*	Anadolu Cam Sanayii AS	471,162	480
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	248,138	479
	Alarko Holding AS	269,472	432
*	Ihlas Holding AS	3,395,589	420
*	Albaraka Turk Katilim Bankasi AS	1,150,710	402
*	Bagfas Bandirma Gubre Fabrikalari AS	130,234	394
	Turcas Petrol AS	633,476	364
	Konya Cimento Sanayii AS	4,231	343
	Bizim Toptan Satis Magazalari AS	101,958	335
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	736,815	321
	Adana Cimento Sanayii TAS Class A	146,658	288
*	Akenerji Elektrik Uretim AS	914,448	232
*	Asya Katilim Bankasi AS	6,317,442	—
			925,212
United Arab Emirates (1.0%)
	Emirates Telecommunications Group Co. PJSC	26,115,273	124,015
	National Bank of Abu Dhabi PJSC	40,052,736	119,833
*	Emaar Properties PJSC	57,347,906	111,991
	Abu Dhabi Commercial Bank PJSC	29,748,872	56,047
	DP World Ltd.	2,666,252	54,469
	Dubai Islamic Bank PJSC	20,965,992	33,507
	Aldar Properties PJSC	53,487,950	31,138
*	Emaar Malls PJSC	37,517,954	26,257
	Union National Bank PJSC	18,672,839	25,468
*	DAMAC Properties Dubai Co. PJSC	30,999,902	21,606
*	Dubai Investments PJSC	24,643,513	14,185
*	DXB Entertainments PJSC	53,566,502	14,065
	Air Arabia PJSC	39,684,727	11,235
*	Dubai Financial Market PJSC	29,129,991	9,108
	Al Waha Capital PJSC	17,680,003	8,998
*	Arabtec Holding PJSC	36,084,813	8,832
*	Eshraq Properties Co. PJSC	22,160,983	7,060
*	Dana Gas PJSC	56,989,532	6,827
*	Amanat Holdings PJSC	22,491,566	6,388
*	Union Properties PJSC	21,192,380	5,825
*	Deyaar Development PJSC	34,487,159	5,069
	Aramex PJSC	3,054,575	4,394
	National Central Cooling Co. PJSC	8,318,553	4,285
	RAK Properties PJSC	20,584,860	3,419
*	Drake & Scull International PJSC	16,931,558	2,038
*	Amlak Finance PJSC	1,392,380	402

			716,461
Total Common Stocks (Cost $66,854,191)			71,996,683

72

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	1.034%		13,860,952	1,386,373

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.564%	5/4/17	10,000	10,000
5	United States Treasury Bill	0.557%-0.607%	5/25/17	10,400	10,395
5	United States Treasury Bill	0.721%	6/1/17	8,000	7,995
5	United States Treasury Bill	0.552%	6/8/17	1,000	999
5	United States Treasury Bill	0.561%	6/15/17	3,000	2,998
5	United States Treasury Bill	0.602%	7/20/17	4,000	3,993

					36,380

Total Temporary Cash Investments (Cost $1,422,530)					1,422,753

Total Investments (101.0%) (Cost $68,276,721)					73,419,436
Other Assets and Liabilities—Net (-1.0%)[4]					(715,095)

Net Assets (100%)					72,704,341

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $827,167,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and
1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $599,803,000, representing
0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $896,961,000 of collateral received for securities on loan.
5 Securities with a value of $26,484,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

73

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5332 062017

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2017
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.